UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end:   July 31, 2013

Date of reporting period:   January 31, 2013

Item 1. Reports to Stockholders.

January 31, 2013

2013 Semi-Annual Report

iShares Trust

iShares S&P North American Technology Sector Index Fund  |  IGM  |  NYSE Arca

iShares S&P North American Technology-Multimedia Networking Index Fund  |  IGN  |  NYSE Arca

iShares S&P North American Technology-Software Index Fund  |  IGV  |  NYSE Arca

iShares S&P North American Natural Resources Sector Index Fund  |  IGE  |  NYSE Arca

iShares PHLX SOX Semiconductor Sector Index Fund  |  SOXX  |  NASDAQ

iShares NYSE Composite Index Fund  |  NYC  |  NYSE Arca

iShares NYSE 100 Index Fund  |  NY  |  NYSE Arca

Fund Performance Overview

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Ten Years Ended 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.76%	10.82%	11.27%	6.78%	6.85%	7.25%	9.44%	9.47%	9.94%

Cumulative Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Ten Years Ended 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.76%	10.82%	11.27%	38.79%	39.30%	41.90%	146.53%	147.16%	157.97%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P North American Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology Sector Index™ (the “Index”). The Index measures the performance of U.S.-traded stocks of technology-related companies in the U.S. and Canada. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 7.53%, net of fees, while the total return for the Index was 7.79%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Computers	25.24%
Software	20.26
Internet	19.27
Semiconductors	16.05
Telecommunications	7.08
Commercial Services	5.45
Diversified Financial Services	2.95
Electronics	2.46
Other*	1.23
Short-Term and Other Net Assets	0.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

International Business Machines Corp.	7.73%
Microsoft Corp.	7.46
Google Inc. Class A	7.21
Apple Inc.	6.96
Oracle Corp.	4.79
QUALCOMM Inc.	4.03
Cisco Systems Inc.	3.92
Intel Corp.	3.75
Amazon.com Inc.	3.45
Visa Inc. Class A	2.95

TOTAL	52.25%

*Other includes sectors which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Ten Years Ended 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.40%	3.33%	3.71%	0.63%	0.68%	0.91%	7.63%	7.66%	8.10%

Cumulative Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Ten Years Ended 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.40%	3.33%	3.71%	3.18%	3.45%	4.61%	108.60%	109.16%	117.91%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P North American Technology-Multimedia Networking Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology-Multimedia Networking Index™ (the “Index”). The Index measures the performance of U.S.-traded stocks of communication equipment companies in the U.S. and Canada. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 23.94%, net of fees, while the total return for the Index was 24.20%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Telecommunication Equipment	21.61%
Networking Products	17.91
Wireless Equipment	17.19
Telecommunication Equipment Fiber Optics	9.36
Semiconductor Components/Integrated Circuits	9.35
Internet Infrastructure Software	8.86
Computer — Integrated Systems	8.45
Computers	3.92
Satellite Telecommunications	3.24
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

Juniper Networks Inc.	9.15%
F5 Networks Inc.	8.85
Motorola Solutions Inc.	8.52
QUALCOMM Inc.	8.32
Cisco Systems Inc.	8.25
JDS Uniphase Corp.	4.86
Riverbed Technology Inc.	4.54
Harris Corp.	3.97
Research in Motion Ltd.	3.92
Brocade Communications Systems Inc.	3.91

TOTAL	64.29%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Ten Years Ended 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.97%	12.95%	13.42%	7.51%	7.55%	7.93%	9.97%	9.94%	10.47%

Cumulative Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Ten Years Ended 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.97%	12.95%	13.42%	43.66%	43.87%	46.43%	158.67%	158.07%	170.68%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

The iShares S&P North American Technology-Software Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology-Software Index™ (the “Index”). The Index measures the performance of U.S.-traded stocks of software-related companies in the U.S. and Canada. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 12.54%, net of fees, while the total return for the Index was 12.75%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets
Applications Software	36.39%
Enterprise Software/Services	19.36
Electronic Forms	6.61
Computer — Aided Design	6.50
Internet Security	5.78
Entertainment Software	3.79
Electronic Design Automation	3.71
Software Tools	2.31
Transactional Software	2.22
Data Processing/Management	1.85
Computer — Integrated Systems	1.64
Multi-Media	1.33
Communications Software	1.31
Internet Infrastructure Software	1.29
Internet Applications Software	1.28
Computer Data Security	1.11
Other*	3.50
Short-Term and Other Net Assets	0.02

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets
Oracle Corp.	8.86%
Microsoft Corp.	8.00
Salesforce.com Inc.	7.94
Adobe Systems Inc.	6.61
Intuit Inc.	6.13
Symantec Corp.	5.33
Citrix Systems Inc.	4.75
Red Hat Inc.	3.79
Autodesk Inc.	3.09
CA Inc.	2.94

TOTAL	57.44%

*Other includes sectors which individually represent less than 1% of net assets.

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Ten Years Ended 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.46%	2.54%	2.96%	1.12%	1.20%	1.60%	13.19%	13.20%	13.72%

Cumulative Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Ten Years Ended 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.46%	2.54%	2.96%	5.72%	6.16%	8.23%	245.21%	245.47%	261.79%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

The iShares S&P North American Natural Resources Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector Index™ (the “Index”). The Index measures the performance of U.S.-traded stocks of natural resource-related companies in the U.S. and Canada. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 11.24%, net of fees, while the total return for the Index was 11.55%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets
Oil & Gas	61.42%
Oil & Gas Services	14.82
Mining	13.87
Pipelines	3.61
Packaging & Containers	2.21
Forest Products & Paper	1.53
Coal	1.14
Other*	1.33
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets
Chevron Corp.	7.49%
Exxon Mobil Corp.	7.12
Schlumberger Ltd.	5.68
Occidental Petroleum Corp.	3.92
ConocoPhillips	3.86
Suncor Energy Inc.	2.85
Anadarko Petroleum Corp.	2.19
Phillips 66	2.08
Halliburton Co.	2.07
EOG Resources Inc.	1.86

TOTAL	39.12%

*Other includes sectors which individually represent less than 1% of net assets.

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® PHLX SOX SEMICONDUCTOR SECTOR INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Ten Years Ended 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.22%	2.20%	2.68%	2.78%	2.81%	3.08%	5.99%	6.01%	6.40%

Cumulative Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Ten Years Ended 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.22%	2.20%	2.68%	14.70%	14.84%	16.39%	78.85%	79.28%	85.89%

Index performance reflects the S&P North American Technology-Semiconductors Index through October 14, 2010 and the PHLX Semiconductor Sector Index thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview (Continued)

iSHARES® PHLX SOX SEMICONDUCTOR SECTOR INDEX FUND

The iShares PHLX SOX Semiconductor Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the PHLX Semiconductor Sector IndexSM (the “Index”). The Index measures the performance of U.S.-traded securities of companies engaged in the semiconductor business. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 8.21%, net of fees, while the total return for the Index was 8.43%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets
Electronic Components — Semiconductors	50.67%
Semiconductor Components/Integrated Circuits	22.56
Semiconductor Equipment	20.80
Computers — Memory Devices	4.63
Wireless Equipment	1.21
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets
Applied Materials Inc.	8.28%
Texas Instruments Inc.	8.13
Intel Corp.	7.78
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	7.44
Broadcom Corp. Class A	7.26
SanDisk Corp.	4.63
Micron Technology Inc.	4.58
NXP Semiconductors NV	4.44
KLA-Tencor Corp.	4.37
Lam Research Corp.	4.24

TOTAL	61.15%

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® NYSE COMPOSITE INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.16%	16.14%	16.44%	2.00%	2.05%	2.05%	5.82%	5.81%	5.95%

Cumulative Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.16%	16.14%	16.44%	10.39%	10.66%	10.70%	64.88%	64.76%	66.63%

Total returns for the period since inception are calculated from the inception date of the Fund (3/30/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

The iShares NYSE Composite Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE Composite Index® (the “Index”). The Index measures the performance of all common stocks, American Depositary Receipts (ADRs), real estate investment trusts (REITs) and tracking stocks listed on the New York Stock Exchange (NYSE). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 14.25%, net of fees, while the total return for the Index was 14.40%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets
Financial	22.99%
Consumer Non-Cyclical	20.20
Energy	15.08
Industrial	11.15
Consumer Cyclical	8.55
Communications	7.15
Basic Materials	6.88
Technology	4.27
Utilities	3.55
Diversified	0.03
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets
Exxon Mobil Corp.	2.34%
General Electric Co.	1.33
Chevron Corp.	1.29
International Business Machines Corp.	1.28
HSBC Holdings PLC SP ADR	1.18
Procter & Gamble Co. (The)	1.17
Johnson & Johnson	1.17
Pfizer Inc.	1.15
AT&T Inc.	1.13
Berkshire Hathaway Inc. Class B	1.05

TOTAL	13.09%

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® NYSE 100 INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.16%	17.14%	17.42%	2.21%	2.28%	2.38%	4.07%	4.06%	4.25%

Cumulative Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.16%	17.14%	17.42%	11.57%	11.92%	12.50%	42.36%	42.20%	44.50%

Total returns for the period since inception are calculated from the inception date of the Fund (3/29/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview (Continued)

iSHARES® NYSE 100 INDEX FUND

The iShares NYSE 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE U.S. 100 Index® (the “Index”). The Index measures the performance of the largest 100 U.S. companies, based on market capitalization, listed on the New York Stock Exchange (NYSE). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 10.30%, net of fees, while the total return for the Index was 10.43%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets
Consumer Non-Cyclical	25.74%
Financial	19.15
Energy	16.12
Industrial	12.22
Consumer Cyclical	9.27
Communications	6.48
Technology	5.13
Basic Materials	3.56
Utilities	2.05
Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets
Exxon Mobil Corp.	5.81%
General Electric Co.	3.31
Chevron Corp.	3.19
International Business Machines Corp.	3.18
Procter & Gamble Co. (The)	2.91
Johnson & Johnson	2.90
Pfizer Inc.	2.84
AT&T Inc.	2.80
Wells Fargo & Co.	2.60
J.P. Morgan Chase & Co.	2.51

TOTAL	32.05%

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
S&P North American Technology Sector
Actual	$1,000.00	$1,075.30	0.48%	$2.51
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
S&P North American Technology-Multimedia Networking
Actual	1,000.00	1,239.40	0.48	2.71
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
S&P North American Technology-Software
Actual	1,000.00	1,125.40	0.48	2.57
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
S&P North American Natural Resources Sector
Actual	1,000.00	1,112.40	0.48	2.56
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45

SHAREHOLDER EXPENSES	17

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
PHLX SOX Semiconductor Sector
Actual	$1,000.00	$1,082.10	0.48%	$2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
NYSE Composite
Actual	1,000.00	1,142.50	0.25	1.35
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
NYSE 100
Actual	1,000.00	1,103.00	0.20	1.06
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.99%

COMMERCIAL SERVICES — 5.45%
Alliance Data Systems Corp.[a,b]	8,408	$1,325,101
Automatic Data Processing Inc.	81,960	4,859,408
Booz Allen Hamilton Holding Corp.	6,744	93,472
Cardtronics Inc.[a,b]	7,603	196,842
Convergys Corp.	18,240	310,445
CoreLogic Inc.[a]	16,384	429,916
CoStar Group Inc.[a,b]	4,504	422,385
Euronet Worldwide Inc.[a]	7,974	195,124
FleetCor Technologies Inc.[a]	6,939	415,230
Gartner Inc.[a]	15,879	817,927
Genpact Ltd.	22,551	377,729
Global Payments Inc.	13,391	659,641
Heartland Payment Systems Inc.	6,295	199,929
Lender Processing Services Inc.	14,250	342,570
MasterCard Inc. Class A	18,037	9,350,381
MAXIMUS Inc.	5,730	392,906
Monster Worldwide Inc.[a,b]	20,460	118,668
Paychex Inc.	54,553	1,780,064
SAIC Inc.	48,210	583,341
TeleTech Holdings Inc.[a,b]	3,953	73,921
Total System Services Inc.	27,260	633,795
Vantiv Inc. Class Aa	7,147	148,800
Western Union Co.	100,603	1,431,581
WEX Inc.[a]	6,501	511,044

		25,670,220
COMPUTERS — 25.24%
3D Systems Corp.[a,b]	8,225	475,816
Accenture PLC Class A	107,772	7,747,729
Apple Inc.	72,004	32,784,141
Brocade Communications Systems Inc.[a]	76,588	438,083
CACI International Inc. Class Aa,b	3,877	207,924
Cadence Design Systems Inc.[a]	47,098	656,075
Cognizant Technology Solutions Corp. Class Aa	50,702	3,963,882
Computer Sciences Corp.	26,294	1,099,089
Dell Inc.	246,032	3,257,464
Diebold Inc.	10,605	312,211
DST Systems Inc.	5,127	343,201
Electronics For Imaging Inc.[a,b]	7,996	180,870

Security	Shares	Value

EMC Corp.[a]	355,565	$8,750,455
Fortinet Inc.[a]	22,303	526,128
Fusion-io Inc.[a,b]	11,579	202,401
Hewlett-Packard Co.	331,936	5,480,263
iGATE Corp.[a]	5,303	92,696
International Business Machines Corp.	179,266	36,403,547
j2 Global Inc.	7,189	228,754
Jack Henry & Associates Inc.	14,607	605,898
Lexmark International Inc. Class A	10,835	260,690
Manhattan Associates Inc.[a,b]	3,333	228,344
Mentor Graphics Corp.[a]	15,985	273,823
MICROS Systems Inc.[a]	13,629	627,343
NCR Corp.[a]	26,861	745,930
NetApp Inc.[a]	60,409	2,174,724
NetScout Systems Inc.[a]	6,022	156,753
RealD Inc.[a,b]	7,780	88,536
Research in Motion Ltd.[a,b]	70,227	911,546
Riverbed Technology Inc.[a]	27,175	527,195
SanDisk Corp.[a]	40,774	2,038,292
Seagate Technology PLC	56,650	1,924,967
Spansion Inc. Class Aa,b	8,196	94,254
Synaptics Inc.[a,b]	5,516	193,501
Synopsys Inc.[a]	25,267	844,929
Syntel Inc.	2,888	168,342
Teradata Corp.[a]	28,513	1,900,677
Unisys Corp.[a,b]	7,538	167,419
Western Digital Corp.	36,969	1,737,543

		118,821,435
DISTRIBUTION & WHOLESALE — 0.24%
Arrow Electronics Inc.[a]	17,919	688,448
Ingram Micro Inc. Class Aa	25,200	458,136

		1,146,584
DIVERSIFIED FINANCIAL SERVICES — 2.95%
Visa Inc. Class A	87,988	13,894,185

		13,894,185
ELECTRICAL COMPONENTS & EQUIPMENT — 0.23%
Littelfuse Inc.	3,662	234,405
Molex Inc.	23,257	631,660
SunPower Corp.[a]	5,426	42,268
Universal Display Corp.[a,b]	6,784	188,731

		1,097,064

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

ELECTRONICS — 2.46%
Amphenol Corp. Class A	27,036	$1,826,822
Avnet Inc.[a]	23,185	819,822
AVX Corp.	8,376	95,403
Benchmark Electronics Inc.[a]	9,616	168,857
Celestica Inc.[a]	27,362	213,424
Coherent Inc.	4,048	224,300
Cymer Inc.[a]	5,240	539,563
FEI Co.[b]	6,419	391,302
FLIR Systems Inc.	25,486	605,802
Itron Inc.[a,b]	6,584	305,432
Jabil Circuit Inc.	31,454	594,795
National Instruments Corp.	15,904	451,674
OSI Systems Inc.[a,b]	3,121	169,970
Plexus Corp.[a]	5,985	152,737
Rofin-Sinar Technologies Inc.[a,b]	4,924	126,202
Sanmina Corp.[a,b]	14,220	135,374
TE Connectivity Ltd.	71,242	2,769,889
Tech Data Corp.[a]	6,328	322,158
Trimble Navigation Ltd.[a]	21,345	1,334,062
TTM Technologies Inc.[a]	9,101	72,535
Vishay Intertechnology Inc.[a]	22,128	243,187

		11,563,310
ENTERTAINMENT — 0.06%
Dolby Laboratories Inc. Class A	8,079	261,033

		261,033
HOME FURNISHINGS — 0.06%
TiVo Inc.[a]	20,788	277,312

		277,312
INTERNET — 19.27%
Amazon.com Inc.[a]	61,161	16,238,245
AOL Inc.[a]	14,181	434,648
Bankrate Inc.[a,b]	6,888	85,204
BroadSoft Inc.[a,b]	4,636	157,485
Dealertrack Technologies Inc.[a,b]	7,259	229,239
eBay Inc.[a]	196,560	10,993,601
Equinix Inc.[a,b]	8,202	1,766,957
ExactTarget Inc.[a,b]	3,969	87,278
Expedia Inc.	15,758	1,028,209
F5 Networks Inc.[a]	13,344	1,399,519
Facebook Inc. Class Aa	84,211	2,608,015
Google Inc. Class Aa	44,923	33,947,862

Security	Shares	Value

Groupon Inc.[a,b]	45,114	$248,127
HomeAway Inc.[a,b]	5,419	129,893
IAC/InterActiveCorp	13,699	565,084
LinkedIn Corp. Class Aa	11,401	1,411,330
Liquidity Services Inc.[a,b]	4,194	133,663
Netflix Inc.[a]	9,412	1,555,239
OpenTable Inc.[a]	3,887	204,806
Priceline.com Inc.[a]	8,418	5,770,286
Rackspace Hosting Inc.[a,b]	18,522	1,395,633
Sapient Corp.[a]	18,472	223,696
Shutterfly Inc.[a]	5,259	173,968
Sourcefire Inc.[a]	5,013	213,554
Splunk Inc.[a]	4,371	144,068
Symantec Corp.[a]	116,994	2,546,959
TIBCO Software Inc.[a]	26,130	612,487
TripAdvisor Inc.[a]	18,421	852,524
ValueClick Inc.[a,b]	11,846	242,488
VeriSign Inc.[a]	26,232	1,138,731
VirnetX Holding Corp.[a,b]	7,025	245,313
WebMD Health Corp.[a]	8,315	137,447
Websense Inc.[a,b]	6,254	91,496
Yahoo! Inc.[a]	175,811	3,451,170
Yelp Inc.[a,b]	2,715	57,667
Zynga Inc. Class Aa	80,193	217,323

		90,739,214
MACHINERY — 0.14%
Cognex Corp.	6,702	265,801
Zebra Technologies Corp. Class Aa	8,509	368,270

		634,071
MEDIA — 0.14%
FactSet Research Systems Inc.[b]	6,908	639,128

		639,128
OFFICE & BUSINESS EQUIPMENT — 0.36%
Xerox Corp.	213,085	1,706,811

		1,706,811
SEMICONDUCTORS — 16.05%
Advanced Micro Devices Inc.[a,b]	101,057	262,748
Aeroflex Holding Corp.[a,b]	3,464	24,213
Altera Corp.	54,058	1,806,618
Amkor Technology Inc.[a,b]	12,739	58,982
Analog Devices Inc.	50,835	2,218,439
Applied Materials Inc.	201,925	2,606,852

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

Atmel Corp.[a]	73,813	$494,547
Avago Technologies Ltd.	36,288	1,298,022
Broadcom Corp. Class A	87,477	2,838,629
Cabot Microelectronics Corp.	3,823	141,298
Cavium Inc.[a]	8,437	282,133
Cirrus Logic Inc.[a]	10,946	309,006
Cree Inc.[a,b]	19,548	843,496
Cypress Semiconductor Corp.[a]	21,947	225,396
Diodes Inc.[a,b]	5,971	113,568
Emulex Corp.[a]	15,035	114,867
Entegris Inc.[a]	23,395	230,675
Fairchild Semiconductor International Inc.[a]	21,330	315,044
First Solar Inc.[a]	10,074	283,885
Freescale Semiconductor Ltd.[a]	8,277	119,603
Hittite Microwave Corp.[a,b]	4,561	279,954
Integrated Device Technology Inc.[a,b]	24,369	176,188
Intel Corp.	839,846	17,670,360
International Rectifier Corp.[a,b]	11,916	232,243
Intersil Corp. Class A	21,845	188,959
KLA-Tencor Corp.	28,119	1,544,014
Lam Research Corp.[a]	28,983	1,192,361
Linear Technology Corp.	39,094	1,431,622
LSI Corp.[a]	93,867	660,824
Marvell Technology Group Ltd.	77,632	718,096
Maxim Integrated Products Inc.	49,214	1,547,780
Micrel Inc.	8,178	85,133
Microchip Technology Inc.	32,928	1,101,442
Micron Technology Inc.[a]	172,020	1,300,471
Microsemi Corp.[a]	15,168	317,315
MKS Instruments Inc.	8,845	245,891
NVIDIA Corp.	105,638	1,295,122
OmniVision Technologies Inc.[a,b]	9,037	138,899
ON Semiconductor Corp.[a]	76,230	598,405
PMC-Sierra Inc.[a]	33,600	194,208
Power Integrations Inc.	4,796	179,370
QLogic Corp.[a]	15,503	179,060
QUALCOMM Inc.	287,606	18,990,624
Rambus Inc.[a,b]	19,112	104,352
Rovi Corp.[a]	17,356	300,085
Semtech Corp.[a]	11,123	335,470
Silicon Laboratories Inc.[a]	6,443	281,173
Skyworks Solutions Inc.[a]	32,976	789,445

Security	Shares	Value

Teradyne Inc.[a,b]	31,534	$509,589
Tessera Technologies Inc.	8,949	157,055
Texas Instruments Inc.	189,173	6,257,843
TriQuint Semiconductor Inc.[a]	28,111	147,583
Veeco Instruments Inc.[a,b]	6,567	206,532
Xilinx Inc.	44,005	1,605,742

		75,551,231
SOFTWARE — 20.26%
ACI Worldwide Inc.[a,b]	6,622	314,810
Activision Blizzard Inc.	71,620	815,752
Acxiom Corp.[a,b]	12,484	221,341
Adobe Systems Inc.[a]	83,645	3,164,290
Advent Software Inc.[a,b]	5,527	136,241
Akamai Technologies Inc.[a]	29,994	1,221,056
ANSYS Inc.[a]	15,675	1,153,680
Aspen Technology Inc.[a]	15,654	479,012
Autodesk Inc.[a]	37,892	1,473,241
Blackbaud Inc.	7,776	193,778
BMC Software Inc.[a,b]	24,043	998,987
Broadridge Financial Solutions Inc.	20,775	489,667
CA Inc.	56,542	1,403,372
Citrix Systems Inc.[a]	31,481	2,303,150
CommVault Systems Inc.[a]	7,121	546,394
Compuware Corp.[a]	35,767	415,613
Concur Technologies Inc.[a,b]	7,598	508,306
Cornerstone OnDemand Inc.[a]	5,242	171,309
Digital River Inc.[a]	5,807	84,318
Electronic Arts Inc.[a]	51,501	810,111
Fair Isaac Corp.	5,917	266,679
Fidelity National Information Services Inc.	42,025	1,559,548
Fiserv Inc.[a]	22,506	1,807,457
Guidewire Software Inc.[a,b]	4,817	159,539
Informatica Corp.[a]	18,112	670,325
Intuit Inc.	46,917	2,926,682
Jive Software Inc.[a]	4,184	64,141
ManTech International Corp. Class Ab	4,092	100,950
Microsoft Corp.	1,278,466	35,119,461
MicroStrategy Inc. Class Aa	1,499	150,305
NetSuite Inc.[a,b]	4,778	335,559
Nuance Communications Inc.[a]	42,341	1,018,301
Open Text Corp.[a]	9,936	579,766
Oracle Corp.	634,418	22,528,183

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

Pegasystems Inc.	3,019	$72,607
Progress Software Corp.[a]	10,698	251,082
PTC Inc.[a,b]	20,089	465,663
QLIK Technologies Inc.[a]	12,372	274,782
RealPage Inc.[a,b]	6,077	141,837
Red Hat Inc.[a]	32,613	1,811,978
Salesforce.com Inc.[a]	22,039	3,793,573
SolarWinds Inc.[a]	10,283	559,601
Solera Holdings Inc.	11,683	640,345
SS&C Technologies Holdings Inc.[a,b]	6,999	158,387
Synchronoss Technologies Inc.[a,b]	4,778	113,764
SYNNEX Corp.[a,b]	4,394	157,964
Take-Two Interactive Software Inc.[a]	15,370	187,053
Tyler Technologies Inc.[a]	4,507	243,603
Ultimate Software Group Inc. (The)[a,b]	4,641	471,247
VeriFone Systems Inc.[a,b]	18,113	628,883
Verint Systems Inc.[a,b]	3,957	133,747
VMware Inc. Class Aa	14,366	1,098,712

		95,396,152
TELECOMMUNICATIONS — 7.08%
Acme Packet Inc.[a,b]	9,608	232,225
ADTRAN Inc.[b]	10,519	212,484
Anixter International Inc.	4,473	300,943
ARRIS Group Inc.[a]	19,353	319,712
Aruba Networks Inc.[a,b]	18,122	417,531
Ciena Corp.[a,b]	16,830	263,558
Cisco Systems Inc.	896,092	18,432,612
Comverse Inc.[a]	3,778	109,109
Comverse Technology Inc.[a,b]	37,521	163,592
Corning Inc.	249,696	2,996,352
EarthLink Inc.	17,114	116,375
EchoStar Corp. Class Aa	6,710	244,110
Finisar Corp.[a,b]	15,617	242,064
Harris Corp.	19,218	887,872
Infinera Corp.[a,b]	18,702	133,345
InterDigital Inc.	6,849	297,178
IPG Photonics Corp.	4,835	316,596
Ixia[a,b]	9,170	174,138
JDS Uniphase Corp.[a]	39,352	570,998
Juniper Networks Inc.[a]	86,934	1,945,583
LogMeIn Inc.[a]	3,939	89,415
Loral Space & Communications Inc.	2,204	129,353
Motorola Solutions Inc.	47,291	2,761,321

Security	Shares	Value

NETGEAR Inc.[a,b]	6,494	$228,004
NeuStar Inc. Class Aa	11,117	501,821
Plantronics Inc.	7,301	300,217
Polycom Inc.[a]	29,446	324,789
RF Micro Devices Inc.[a]	48,001	240,005
Tellabs Inc.	57,648	131,437
ViaSat Inc.[a,b]	6,692	257,040

		33,339,779

TOTAL COMMON STOCKS
(Cost: $453,341,886)		470,737,529

SHORT-TERM INVESTMENTS — 3.47%

MONEY MARKET FUNDS — 3.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	15,069,805	15,069,805
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	1,054,701	1,054,701
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	219,151	219,151

		16,343,657

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,343,657)		16,343,657

TOTAL INVESTMENTS IN SECURITIES — 103.46%
(Cost: $469,685,543)		487,081,186
Other Assets, Less Liabilities — (3.46)%		(16,271,316)

NET ASSETS — 100.00%		$470,809,870

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.89%

COMPUTER — INTEGRATED SYSTEMS — 8.45%
Brocade Communications Systems Inc.[a]	2,143,892	$12,263,062
Riverbed Technology Inc.[a]	734,204	14,243,558

		26,506,620
COMPUTERS — 3.92%
Research in Motion Ltd.[a,b]	948,717	12,314,347

		12,314,347
INTERNET INFRASTRUCTURE SOFTWARE — 8.86%
F5 Networks Inc.[a]	264,995	27,792,675

		27,792,675
NETWORKING PRODUCTS — 17.91%
Acme Packet Inc.[a,b]	268,999	6,501,706
Cisco Systems Inc.	1,258,234	25,881,873
Infinera Corp.[a,b]	526,065	3,750,844
Ixia[a,b]	247,869	4,707,032
NETGEAR Inc.[a,b]	179,578	6,304,984
Polycom Inc.[a]	823,143	9,079,267

		56,225,706
SATELLITE TELECOMMUNICATIONS — 3.24%
EchoStar Corp. Class Aa	184,484	6,711,528
Loral Space & Communications Inc.	59,149	3,471,455

		10,182,983
SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS — 9.35%
Emulex Corp.[a]	420,647	3,213,743
QUALCOMM Inc.	395,768	26,132,561

		29,346,304
TELECOMMUNICATION EQUIPMENT — 21.61%
ADTRAN Inc.	294,069	5,940,194
ARRIS Group Inc.[a,b]	531,949	8,787,797
Harris Corp.	269,453	12,448,729
Juniper Networks Inc.[a]	1,282,929	28,711,951
Plantronics Inc.	200,240	8,233,869
Tellabs Inc.	1,621,027	3,695,941

		67,818,481
TELECOMMUNICATION EQUIPMENT FIBER OPTICS — 9.36%
Ciena Corp.[a,b]	470,150	7,362,549
Finisar Corp.[a,b]	435,653	6,752,622

Security	Shares	Value

JDS Uniphase Corp.[a]	1,051,122	$15,251,780

		29,366,951
WIRELESS EQUIPMENT — 17.19%
Aruba Networks Inc.[a,b]	505,814	11,653,954
InterDigital Inc.	192,153	8,337,519
Motorola Solutions Inc.	457,842	26,733,394
ViaSat Inc.[a,b]	187,941	7,218,814

		53,943,681

TOTAL COMMON STOCKS
(Cost: $335,613,721)		313,497,748

SHORT-TERM INVESTMENTS — 13.71%

MONEY MARKET FUNDS — 13.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	39,806,294	39,806,294
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	2,785,952	2,785,952
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	435,219	435,219

		43,027,465

TOTAL SHORT-TERM INVESTMENTS
(Cost: $43,027,465)		43,027,465

TOTAL INVESTMENTS IN SECURITIES — 113.60%
(Cost: $378,641,186)		356,525,213
Other Assets, Less Liabilities — (13.60)%		(42,667,918)

NET ASSETS — 100.00%		$313,857,295

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.98%

APPLICATIONS SOFTWARE — 36.39%
Citrix Systems Inc.[a]	437,865	$32,034,203
Compuware Corp.[a]	507,760	5,900,171
Intuit Inc.	661,687	41,276,035
Microsoft Corp.	1,961,222	53,874,768
NetSuite Inc.[a]	66,539	4,673,034
Nuance Communications Inc.[a,b]	595,134	14,312,973
Progress Software Corp.[a]	152,172	3,571,477
PTC Inc.[a]	284,498	6,594,664
RealPage Inc.[a,b]	86,215	2,012,258
Red Hat Inc.[a]	460,148	25,565,823
Salesforce.com Inc.[a,b]	310,624	53,467,709
Verint Systems Inc.[a,b]	54,927	1,856,533

		245,139,648
AUDIO/VIDEO PRODUCTS — 0.58%
TiVo Inc.[a,b]	294,824	3,932,952

		3,932,952
CELLULAR TELECOMMUNICATIONS — 0.22%
Comverse Inc.[a]	52,204	1,507,651

		1,507,651
COMMUNICATIONS SOFTWARE — 1.31%
Jive Software Inc.[a,b]	59,722	915,538
SolarWinds Inc.[a]	145,447	7,915,226

		8,830,764
COMPUTER — AIDED DESIGN — 6.50%
ANSYS Inc.[a]	220,444	16,224,679
Aspen Technology Inc.[a]	222,239	6,800,513
Autodesk Inc.[a]	534,777	20,792,130

		43,817,322
COMPUTER — INTEGRATED SYSTEMS — 1.64%
MICROS Systems Inc.[a,b]	191,046	8,793,847
NetScout Systems Inc.[a]	85,598	2,228,116

		11,021,963
COMPUTER DATA SECURITY — 1.11%
Fortinet Inc.[a]	316,091	7,456,587

		7,456,587
COMPUTER SERVICES — 0.48%
Manhattan Associates Inc.[a]	47,315	3,241,551

		3,241,551

Security	Shares	Value

COMPUTER SOFTWARE — 0.73%
Blackbaud Inc.	107,539	$2,679,872
SS&C Technologies Holdings Inc.[a]	97,670	2,210,272

		4,890,144
DATA PROCESSING/MANAGEMENT — 1.85%
CommVault Systems Inc.[a]	100,712	7,727,632
Fair Isaac Corp.	83,139	3,747,074
Pegasystems Inc.	41,500	998,075

		12,472,781
E-SERVICES/CONSULTING — 0.19%
Websense Inc.[a,b]	86,908	1,271,464

		1,271,464
ELECTRONIC COMPONENTS — SEMICONDUCTORS — 0.63%
Rovi Corp.[a]	246,310	4,258,700

		4,258,700
ELECTRONIC DESIGN AUTOMATION — 3.71%
Cadence Design Systems Inc.[a,b]	666,730	9,287,549
Mentor Graphics Corp.[a]	224,961	3,853,582
Synopsys Inc.[a]	355,086	11,874,076

		25,015,207
ELECTRONIC FORMS — 6.61%
Adobe Systems Inc.[a]	1,177,086	44,529,163

		44,529,163
ENTERPRISE SOFTWARE/SERVICES — 19.36%
Advent Software Inc.[a,b]	75,297	1,856,071
BMC Software Inc.[a]	339,187	14,093,220
CA Inc.	797,936	19,804,772
Concur Technologies Inc.[a,b]	107,531	7,193,824
Guidewire Software Inc.[a,b]	68,495	2,268,554
Informatica Corp.[a]	256,939	9,509,312
MicroStrategy Inc. Class Aa	21,115	2,117,201
Oracle Corp.	1,682,028	59,728,814
QLIK Technologies Inc.[a]	175,902	3,906,784
Tyler Technologies Inc.[a]	62,577	3,382,287
Ultimate Software Group Inc. (The)[a]	65,009	6,601,014

		130,461,853
ENTERTAINMENT SOFTWARE — 3.79%
Activision Blizzard Inc.	1,006,801	11,467,463
Electronic Arts Inc.[a]	726,561	11,428,805

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

January 31, 2013

Security	Shares	Value

Take-Two Interactive Software Inc.[a]	216,093	$2,629,852

		25,526,120
INTERNET APPLICATIONS SOFTWARE — 1.28%
Splunk Inc.[a]	62,210	2,050,442
VirnetX Holding Corp.[a,b]	99,777	3,484,213
Zynga Inc. Class Aa	1,138,709	3,085,901

		8,620,556
INTERNET INFRASTRUCTURE SOFTWARE — 1.29%
TIBCO Software Inc.[a]	369,835	8,668,932

		8,668,932
INTERNET SECURITY — 5.78%
Sourcefire Inc.[a,b]	71,645	3,052,077
Symantec Corp.[a]	1,649,838	35,916,973

		38,969,050
INTERNET TELEPHONY — 0.33%
BroadSoft Inc.[a,b]	66,278	2,251,464

		2,251,464
MULTI-MEDIA — 1.33%
FactSet Research Systems Inc.	96,957	8,970,462

		8,970,462
SOFTWARE TOOLS — 2.31%
VMware Inc. Class Aa,b	202,992	15,524,828

		15,524,828
TELECOMMUNICATION EQUIPMENT — 0.34%
Comverse Technology Inc.[a]	521,576	2,274,071

		2,274,071
TRANSACTIONAL SOFTWARE — 2.22%
ACI Worldwide Inc.[a]	93,778	4,458,206
Solera Holdings Inc.	163,856	8,980,947
Synchronoss Technologies Inc.[a,b]	64,582	1,537,698

		14,976,851

TOTAL COMMON STOCKS
(Cost: $655,217,661)		673,630,084

Security	Shares	Value

SHORT-TERM INVESTMENTS — 12.01%

MONEY MARKET FUNDS — 12.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	75,305,280	$75,305,280
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	5,270,444	5,270,444
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	340,071	340,071

		80,915,795

TOTAL SHORT-TERM INVESTMENTS
(Cost: $80,915,795)		80,915,795

TOTAL INVESTMENTS IN SECURITIES — 111.99%
(Cost: $736,133,456)		754,545,879
Other Assets, Less Liabilities — (11.99)%		(80,794,751)

NET ASSETS — 100.00%		$673,751,128

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.93%

BUILDING MATERIALS — 0.56%
Eagle Materials Inc.	47,958	$3,106,240
Louisiana-Pacific Corp.[a]	142,764	2,773,904
Martin Marietta Materials Inc.	47,372	4,677,038

		10,557,182
COAL — 1.14%
Alpha Natural Resources Inc.[a]	227,489	2,015,552
Arch Coal Inc.	219,007	1,559,330
CONSOL Energy Inc.	235,644	7,385,083
Peabody Energy Corp.	277,648	6,982,847
SunCoke Energy Inc.[a,b]	72,182	1,196,778
Walter Energy Inc.	64,498	2,421,900

		21,561,490
ENGINEERING & CONSTRUCTION — 0.16%
McDermott International Inc.[a,b]	243,322	2,961,229

		2,961,229
FOREST PRODUCTS & PAPER — 1.53%
Domtar Corp.	36,384	3,028,240
International Paper Co.	453,799	18,796,355
MeadWestvaco Corp.	180,960	5,673,096
Resolute Forest Products Inc.[a,b]	103,581	1,412,845

		28,910,536
MANUFACTURING — 0.19%
AptarGroup Inc.	68,518	3,530,732

		3,530,732
MINING — 13.87%
Agnico-Eagle Mines Ltd.	177,422	8,131,250
Alcoa Inc.	1,103,231	9,752,562
Allied Nevada Gold Corp.[a,b]	84,395	1,999,318
AuRico Gold Inc.[a,b]	291,227	2,053,150
Barrick Gold Corp.	1,033,974	33,004,450
Cameco Corp.	408,901	8,811,817
Coeur d’Alene Mines Corp.[a,b]	92,321	2,003,366
Compass Minerals International Inc.	34,152	2,460,652
Eldorado Gold Corp.	738,080	8,266,496
First Majestic Silver Corp.[a]	119,742	2,184,094
Franco-Nevada Corp.	151,557	8,097,691
Freeport-McMoRan Copper & Gold Inc.	980,956	34,578,699
Globe Specialty Metals Inc.	65,811	997,695
Goldcorp Inc.	838,257	29,582,090

Security	Shares	Value

Hecla Mining Co.	294,544	$1,546,356
IAMGOLD Corp.	388,415	3,204,424
Kinross Gold Corp.	1,178,047	9,695,327
Molycorp Inc.[a,b]	99,627	735,247
New Gold Inc.[a]	477,539	4,632,128
Newmont Mining Corp.	512,990	22,038,050
NovaGold Resources Inc.[a,b]	257,418	1,137,788
Pan American Silver Corp.	157,188	2,752,362
Royal Gold Inc.	67,102	5,010,506
Silver Standard Resources Inc.[a]	83,308	1,003,861
Silver Wheaton Corp.	366,127	12,759,526
Silvercorp Metals Inc.[b]	176,165	762,794
Stillwater Mining Co.[a,b]	120,521	1,622,213
Tahoe Resources Inc.[a]	85,594	1,378,063
Teck Resources Ltd. Class B	496,569	18,119,803
Turquoise Hill Resources Ltd.[a]	363,026	2,813,451
Vulcan Materials Co.	134,081	7,583,621
Yamana Gold Inc.	776,570	12,696,919

		261,415,769
OIL & GAS — 61.42%
Anadarko Petroleum Corp.	516,411	41,323,208
Apache Corp.	404,325	33,866,262
Atwood Oceanics Inc.[a,b]	58,763	3,100,924
Baytex Energy Corp.	125,072	5,752,061
Berry Petroleum Co. Class A	46,486	1,711,615
Bill Barrett Corp.[a,b]	49,677	793,342
Cabot Oil & Gas Corp.	216,897	11,447,824
Canadian Natural Resources Ltd.	1,130,879	34,175,163
Cenovus Energy Inc.	780,998	25,960,374
Cheniere Energy Inc.[a,b]	230,420	4,891,817
Chesapeake Energy Corp.	536,050	10,817,489
Chevron Corp.	1,225,535	141,120,355
Cimarex Energy Co.	89,609	5,722,431
Cobalt International Energy Inc.[a,b]	182,151	4,409,876
Concho Resources Inc.[a,b]	108,142	9,864,713
ConocoPhillips	1,254,317	72,750,386
Continental Resources Inc.[a]	59,169	4,918,127
CVR Energy Inc.[a]	15,224	894,410
Denbury Resources Inc.[a]	400,473	7,460,812
Devon Energy Corp.	389,215	22,259,206
Diamond Offshore Drilling Inc.	71,726	5,385,905
Encana Corp.	760,913	14,731,276
Energen Corp.	74,443	3,583,686

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

Energy XXI (Bermuda) Ltd.[b]	81,834	$2,563,041
Enerplus Corp.	204,422	2,749,476
Ensco PLC Class A	240,041	15,259,406
EOG Resources Inc.	279,908	34,982,902
EQT Corp.	154,699	9,190,668
EXCO Resources Inc.	149,764	959,987
Exxon Mobil Corp.	1,492,974	134,322,871
Gulfport Energy Corp.[a,b]	61,241	2,527,416
Helmerich & Payne Inc.	109,442	7,041,498
Hess Corp.	307,064	20,622,418
HollyFrontier Corp.	209,461	10,938,053
Kodiak Oil & Gas Corp.[a,b]	272,421	2,506,273
Marathon Oil Corp.	729,976	24,534,493
Marathon Petroleum Corp.	350,495	26,010,234
McMoRan Exploration Co.[a,b]	103,553	1,637,173
Murphy Oil Corp.	190,801	11,356,476
Nabors Industries Ltd.[a]	299,589	4,994,149
Newfield Exploration Co.[a]	139,510	4,115,545
Nexen Inc.	547,702	14,656,506
Noble Corp.	261,294	10,582,407
Noble Energy Inc.	183,826	19,814,605
Oasis Petroleum Inc.[a,b]	73,206	2,626,631
Occidental Petroleum Corp.	837,163	73,896,378
Patterson-UTI Energy Inc.	154,095	3,134,292
Pengrowth Energy Corp.[b]	525,099	2,399,702
Penn West Petroleum Ltd.	496,256	5,022,111
Phillips 66	646,663	39,168,378
Pioneer Natural Resources Co.	127,348	14,968,484
Plains Exploration & Production Co.[a]	133,512	6,375,198
Precision Drilling Corp.	242,340	2,217,411
QEP Resources Inc.	184,435	5,413,167
Range Resources Corp.	168,095	11,290,941
Rosetta Resources Inc.[a,b]	54,205	2,873,949
Rowan Companies PLC[a]	128,133	4,418,026
SandRidge Energy Inc.[a,b]	359,281	2,543,709
SM Energy Co.	68,175	3,965,058
Southwestern Energy Co.[a]	361,124	12,386,553
Suncor Energy Inc.	1,582,314	53,830,322
Talisman Energy Inc.	1,066,912	13,357,738
Tesoro Corp.	145,375	7,078,309
Transocean Ltd.	371,411	21,062,718
Ultra Petroleum Corp.[a,b]	157,786	2,874,861
Unit Corp.[a]	44,600	2,146,598

Security	Shares	Value

Valero Energy Corp.	572,007	$25,013,866
W&T Offshore Inc.[b]	36,072	634,867
Western Refining Inc.[b]	59,284	1,993,721
Whiting Petroleum Corp.[a,b]	121,367	5,774,642
WPX Energy Inc.[a]	205,513	3,088,860

		1,157,863,349
OIL & GAS SERVICES — 14.82%
Baker Hughes Inc.	454,315	20,316,967
Cameron International Corp.[a]	254,952	16,141,011
CARBO Ceramics Inc.	20,259	1,622,948
Core Laboratories NV	48,314	6,166,799
Dresser-Rand Group Inc.[a,b]	78,061	4,765,624
Dril-Quip Inc.[a,b]	37,543	3,044,362
FMC Technologies Inc.[a]	245,735	11,635,552
Forum Energy Technologies Inc.[a,b]	17,872	455,915
Halliburton Co.	958,911	39,008,499
Helix Energy Solutions Group Inc.[a,b]	101,072	2,397,428
Key Energy Services Inc.[a,b]	155,911	1,267,556
Lufkin Industries Inc.	34,685	2,008,608
National Oilwell Varco Inc.	441,134	32,705,675
Oceaneering International Inc.	111,686	7,059,672
Oil States International Inc.[a,b]	56,644	4,394,442
RPC Inc.	68,013	1,018,155
Schlumberger Ltd.	1,371,771	107,066,727
SEACOR Holdings Inc.	20,441	1,859,518
Superior Energy Services Inc.[a]	162,699	4,062,594
Targa Resources Corp.	29,779	1,797,460
Weatherford International Ltd.[a]	785,439	10,485,611

		279,281,123
PACKAGING & CONTAINERS — 2.21%
Ball Corp.	159,178	7,086,605
Bemis Co. Inc.	106,567	3,802,311
Crown Holdings Inc.[a]	149,211	5,649,128
Graphic Packaging Holding Co.[a,b]	117,252	821,936
Greif Inc. Class A	31,280	1,469,534
Owens-Illinois Inc.[a]	169,740	4,039,812
Packaging Corp. of America	101,311	3,893,382
Rock-Tenn Co. Class A	73,629	5,813,010
Sealed Air Corp.	200,674	3,756,617
Silgan Holdings Inc.	50,690	2,174,601
Sonoco Products Co.	103,934	3,220,915

		41,727,851

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

PIPELINES — 3.61%
Kinder Morgan Inc.	653,482	$24,479,435
Spectra Energy Corp.	688,033	19,113,557
Williams Companies Inc. (The)	696,299	24,405,280

		67,998,272
RETAIL — 0.17%
World Fuel Services Corp.	74,364	3,205,832

		3,205,832
TRANSPORTATION — 0.25%
Bristow Group Inc.	37,127	2,115,496
Tidewater Inc.	51,405	2,527,584

		4,643,080

TOTAL COMMON STOCKS
(Cost: $1,809,252,221)		1,883,656,445

SHORT-TERM INVESTMENTS — 2.06%

MONEY MARKET FUNDS — 2.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	35,116,143	35,116,143
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	2,457,699	2,457,699
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	1,229,518	1,229,518

		38,803,360

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,803,360)		38,803,360

TOTAL INVESTMENTS IN SECURITIES — 101.99%
(Cost: $1,848,055,581)		1,922,459,805
Other Assets, Less Liabilities — (1.99)%		(37,449,115)

NET ASSETS — 100.00%		$1,885,010,690

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® PHLX SOX SEMICONDUCTOR SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.87%

COMPUTERS — MEMORY DEVICES — 4.63%
SanDisk Corp.[a]	202,313	$10,113,627

		10,113,627
ELECTRONIC COMPONENTS — SEMICONDUCTORS — 50.67%
Advanced Micro Devices Inc.[a,b]	1,060,148	2,756,385
Altera Corp.	244,226	8,162,033
Avago Technologies Ltd.	225,370	8,061,485
Broadcom Corp. Class A	488,602	15,855,135
Cree Inc.[a]	173,156	7,471,681
Intel Corp.	808,428	17,009,325
Mellanox Technologies Ltd.[a,b]	63,007	3,353,233
MEMC Electronic Materials Inc.[a]	343,899	1,430,620
Micron Technology Inc.[a]	1,322,820	10,000,519
NVIDIA Corp.	660,307	8,095,364
Rubicon Technology Inc.[a,b]	33,560	225,523
Spreadtrum Communications Inc. SP ADR	63,221	979,925
STMicroelectronics NV NYS	138,652	1,196,567
Texas Instruments Inc.	536,848	17,758,932
Xilinx Inc.	228,296	8,330,521

		110,687,248
SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS — 22.56%
Cirrus Logic Inc.[a,b]	97,516	2,752,877
Hittite Microwave Corp.[a,b]	46,929	2,880,502
Linear Technology Corp.	238,338	8,727,938
Marvell Technology Group Ltd.	796,658	7,369,086
NXP Semiconductors NVa	323,139	9,690,939
Power Integrations Inc.	43,138	1,613,361
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	916,092	16,251,472

		49,286,175
SEMICONDUCTOR EQUIPMENT — 20.80%
Applied Materials Inc.	1,401,473	18,093,016
KLA-Tencor Corp.	173,972	9,552,803
Lam Research Corp.[a]	225,240	9,266,374
MKS Instruments Inc.	78,366	2,178,575
Teradyne Inc.[a,b]	279,728	4,520,404
Veeco Instruments Inc.[a,b]	58,307	1,833,755

		45,444,927

Security	Shares	Value

WIRELESS EQUIPMENT — 1.21%
InterDigital Inc.	60,978	$2,645,835

		2,645,835

TOTAL COMMON STOCKS
(Cost: $260,614,216)		218,177,812

SHORT-TERM INVESTMENTS — 6.68%

MONEY MARKET FUNDS — 6.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	13,388,933	13,388,933
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	937,061	937,061
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	262,138	262,138

		14,588,132

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,588,132)		14,588,132

TOTAL INVESTMENTS IN SECURITIES — 106.55%
(Cost: $275,202,348)		232,765,944
Other Assets, Less Liabilities — (6.55)%		(14,294,129)

NET ASSETS — 100.00%		$218,471,815

NYS  —  New York Registered Shares

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.85%

ADVERTISING — 0.11%
Clear Channel Outdoor Holdings Inc. Class A	145	$1,087
Harte-Hanks Inc.	158	1,294
Interpublic Group of Companies Inc. (The)	1,544	18,698
Omnicom Group Inc.	972	52,760

		73,839
AEROSPACE & DEFENSE — 1.43%
AAR Corp.	139	2,620
Alliant Techsystems Inc.	120	7,766
Boeing Co. (The)	2,396	176,993
CAE Inc.	913	9,842
Cubic Corp.	56	2,632
Curtiss-Wright Corp.	136	4,848
Ducommun Inc.[a]	39	625
Embraer SA SP ADR	534	17,606
Esterline Technologies Corp.[a]	91	6,042
Exelis Inc.	662	7,275
GenCorp Inc.[a]	198	2,125
General Dynamics Corp.	1,284	85,129
HEICO Corp.	56	2,540
HEICO Corp. Class A	104	3,537
Kaman Corp.	87	3,162
L-3 Communications Holdings Inc.	341	25,889
Lockheed Martin Corp.	779	67,672
Moog Inc. Class Aa	151	6,614
National Presto Industries Inc.	18	1,320
Northrop Grumman Corp.	786	51,121
Orbital Sciences Corp.[a,b]	207	3,043
Raytheon Co.	1,205	63,479
Rockwell Collins Inc.	516	30,382
Spirit AeroSystems Holdings Inc. Class Aa	420	6,695
Teledyne Technologies Inc.[a]	100	6,826
TransDigm Group Inc.	177	23,973
Triumph Group Inc.	184	12,948
United Technologies Corp.	3,379	295,899

		928,603
AGRICULTURE — 1.54%
Adecoagro SAa	338	2,873
Alliance One International Inc.[a,b]	308	1,115
Altria Group Inc.	7,490	252,263

Security	Shares	Value

Archer-Daniels-Midland Co.	2,372	$67,673
Bunge Ltd.	554	44,132
Lorillard Inc.	1,269	49,580
Philip Morris International Inc.	6,177	544,564
Reynolds American Inc.	650	28,587
Tejon Ranch Co.[a]	64	1,956
Universal Corp.	65	3,535
Vector Group Ltd.	189	2,937

		999,215
AIRLINES — 0.25%
Alaska Air Group Inc.[a]	249	11,486
China Eastern Airlines Corp. Ltd. Class H SP ADR[a]	98	2,198
China Southern Airlines Co. Ltd. Class H SP ADR	124	3,684
Copa Holdings SA Class A	123	13,481
Delta Air Lines Inc.[a]	3,130	43,476
LATAM Airlines Group SA SP ADR	1,089	26,670
Southwest Airlines Co.	2,093	23,462
United Continental Holdings Inc.[a]	1,226	29,608
US Airways Group Inc.[a]	571	8,154

		162,219
APPAREL — 0.58%
Carter’s Inc.[a]	188	11,323
Coach Inc.	989	50,439
Gildan Activewear Inc.	423	15,571
Hanesbrands Inc.[a,b]	365	13,680
Jones Group Inc. (The)	306	3,672
Maidenform Brands Inc.[a]	85	1,650
Michael Kors Holdings Ltd.[a,b]	213	11,956
Nike Inc. Class B	2,638	142,584
Oxford Industries Inc.	52	2,568
Quiksilver Inc.[a]	472	3,087
Ralph Lauren Corp.	222	36,958
SKECHERS U.S.A. Inc. Class Aa	136	2,584
Under Armour Inc. Class Aa,b	280	14,244
Unifi Inc.[a]	30	405
VF Corp.	318	46,930
Warnaco Group Inc. (The)[a]	152	11,128
Wolverine World Wide Inc.	175	7,525

		376,304

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2013

Security	Shares	Value

AUTO MANUFACTURERS — 1.44%
Ford Motor Co.	12,441	$161,111
General Motors Co.[a]	2,836	79,663
Honda Motor Co. Ltd. SP ADR	5,555	209,368
Navistar International Corp.[a]	254	6,627
Oshkosh Corp.[a]	323	12,655
Tata Motors Ltd. SP ADR	1,198	33,101
Toyota Motor Corp. SP ADR	4,460	425,350
Wabash National Corp.[a]	242	2,505

		930,380
AUTO PARTS & EQUIPMENT — 0.51%
Accuride Corp.[a]	156	587
Allison Transmission Holdings Inc.[b]	648	14,437
American Axle & Manufacturing Holdings Inc.[a]	234	2,733
Autoliv Inc.[b]	363	23,885
BorgWarner Inc.[a]	432	32,046
China Yuchai International Ltd.	72	1,235
Cooper Tire & Rubber Co.	261	6,645
Dana Holding Corp.	586	9,423
Delphi Automotive PLC[a]	1,169	45,194
Douglas Dynamics Inc.	72	949
Johnson Controls Inc.	2,526	78,533
Lear Corp.	372	18,228
Magna International Inc. Class A	831	43,420
Meritor Inc.[a]	403	1,838
Miller Industries Inc.	66	1,008
Modine Manufacturing Co.[a]	165	1,399
Standard Motor Products Inc.	72	1,671
Superior Industries International Inc.	86	1,743
Tenneco Inc.[a]	229	8,006
Titan International Inc.	151	3,668
TRW Automotive Holdings Corp.[a]	167	9,624
Visteon Corp.[a]	190	10,695
WABCO Holdings Inc.[a]	241	15,101

		332,068
BANKS — 12.61%
Banco Bilbao Vizcaya Argentaria SA SP ADR	18,701	184,766
Banco de Chile SP ADR[b]	121	12,033
Banco Latinoamericano de Comercio Exterior SA Class E	97	2,250
Banco Macro SA SP ADR[a]	123	2,048

Security	Shares	Value

Banco Santander (Chile) SA SP ADR[b]	576	$17,395
Banco Santander SA SP ADR[b]	32,443	265,384
BancorpSouth Inc.	363	5,264
Bank of America Corp.	40,086	453,774
Bank of Hawaii Corp.	168	8,079
Bank of Montreal	2,399	151,665
Bank of New York Mellon Corp. (The)	4,263	115,783
Bank of Nova Scotia	4,352	256,202
Barclays PLC SP ADR	11,284	216,201
BB&T Corp.	2,579	78,092
BBVA Banco Frances SA SP ADR[a]	129	611
Canadian Imperial Bank of Commerce	1,493	124,457
Capital One Financial Corp.	2,100	118,272
CapitalSource Inc.	636	5,158
CIT Group Inc.[a]	740	31,339
Citigroup Inc.	10,900	459,544
City National Corp.	173	9,162
Comerica Inc.	681	23,399
Community Bank System Inc.	170	4,828
CorpBanca SA SP ADR	415	8,939
Credicorp Ltd.	103	16,143
Credit Suisse Group PLC SP ADR	4,222	124,718
Cullen/Frost Bankers Inc.	217	12,779
Deutsche Bank AG	3,429	177,142
F.N.B. Corp.	584	6,769
First BanCorp (Puerto Rico)[a]	411	2,108
First Commonwealth Financial Corp.	373	2,637
First Horizon National Corp.	879	8,975
First Republic Bank	301	10,743
Goldman Sachs Group Inc. (The)	1,726	255,206
Governor & Co. of the Bank of Ireland (The) SP ADR[a]	2,383	20,422
Grupo Financiero Santander Mexico SAB de CV Series B SP ADR[a]	436	6,780
HDFC Bank Ltd. SP ADR[b]	1,753	70,506
HSBC Holdings PLC SP ADR	13,492	767,155
Hudson Valley Holding Corp.	121	1,851
ICICI Bank Ltd. SP ADR	411	18,824
J.P. Morgan Chase & Co.	13,939	655,830
KeyCorp	3,388	31,847
Lloyds TSB Group PLC SP ADR[a]	39,674	130,528
M&T Bank Corp.	355	36,455
Mitsubishi UFJ Financial Group Inc. SP ADR	48,601	275,082

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2013

Security	Shares	Value

Mizuho Financial Group Inc. SP ADR	41,709	$166,002
Morgan Stanley	5,676	129,697
National Bank of Greece SA SP ADR[a]	3,289	5,098
Old National Bancorp	337	4,502
Oriental Financial Group Inc.	154	2,213
PNC Financial Services Group Inc. (The)[c]	1,947	120,325
Prosperity Bancshares Inc.	208	9,383
Regions Financial Corp.	5,181	40,308
Royal Bank of Canada	5,351	333,528
Royal Bank of Scotland Group PLC SP ADR[a]	3,998	43,618
State Street Corp.	1,799	100,114
Sterling Bancorp	207	1,985
Sumitomo Mitsui Financial Group Inc. SP ADR	22,420	181,378
SunTrust Banks Inc.	1,981	56,201
Synovus Financial Corp.	2,787	7,191
TCF Financial Corp.	617	8,428
Toronto-Dominion Bank (The)	3,402	284,203
U.S. Bancorp	6,872	227,463
UBS AG	13,866	240,852
Valley National Bancorp	744	7,284
Walker & Dunlop Inc.[a,b]	125	2,685
Webster Financial Corp.	329	7,320
Wells Fargo & Co.	19,496	679,046
Western Alliance Bancorp[a]	289	3,555
Westpac Banking Corp. SP ADR	2,236	328,334

		8,177,858
BEVERAGES — 2.73%
Anheuser-Busch InBev NV SP ADR	2,251	199,439
Beam Inc.	506	31,038
Boston Beer Co. Inc. (The) Class Aa,b	24	3,368
Brown-Forman Corp. Class A	116	7,608
Brown-Forman Corp. Class B NVS	426	27,562
Coca-Cola Co. (The)	16,425	611,667
Coca-Cola Enterprises Inc.	1,054	36,753
Coca-Cola FEMSA SAB de CV SP ADR	166	26,241
Coca-Cola Hellenic Bottling Co. SA SP ADR	663	17,039
Companhia de Bebidas das Americas-AmBev SP ADR	523	24,027
Compania Cervecerias Unidas SA SP ADR	190	6,070
Constellation Brands Inc.[a]	5	163
Constellation Brands Inc. Class Aa	416	13,462
Cott Corp.	169	1,531

Security	Shares	Value

Diageo PLC SP ADR	2,307	$275,225
Dr Pepper Snapple Group Inc.	753	33,938
Embotelladora Andina SA Class A SP ADR	81	2,510
Embotelladora Andina SA Class B SP ADR	266	10,555
Molson Coors Brewing Co. Class B NVS	500	22,590
PepsiCo Inc.	5,727	417,212
Vina Concha y Toro SA SP ADR	106	4,238

		1,772,236
BIOTECHNOLOGY — 0.02%
Bio-Rad Laboratories Inc. Class Aa	37	4,210
Cambrex Corp.[a]	104	1,222
Charles River Laboratories International Inc.[a]	184	7,603
Emergent BioSolutions Inc.[a]	83	1,332
Enzo Biochem Inc.[a]	136	393

		14,760
BUILDING MATERIALS — 0.38%
Armstrong World Industries Inc.	75	4,124
Cemex SAB de CV SP ADR[a]	3,927	42,608
Comfort Systems USA Inc.	136	1,756
CRH PLC SP ADR	2,665	57,351
Desarrolladora Homex SAB de CV SP ADR[a,b]	162	2,363
Drew Industries Inc.	71	2,600
Eagle Materials Inc.	178	11,529
Fortune Brands Home & Security Inc.[a]	512	16,763
Griffon Corp.	95	1,121
Headwaters Inc.[a]	344	3,220
James Hardie Industries SE SP ADR	199	10,595
Lennox International Inc.	176	10,122
Louisiana-Pacific Corp.[a]	525	10,201
Martin Marietta Materials Inc.	132	13,032
Masco Corp.	1,218	22,399
NCI Building Systems Inc.[a]	114	1,765
Owens Corning[a]	415	17,293
Quanex Building Products Corp.	135	2,789
Simpson Manufacturing Co. Inc.	97	3,145
Texas Industries Inc.[a]	86	4,888
Trex Co. Inc.[a]	51	2,155
USG Corp.[a,b]	132	3,879

		245,698
CHEMICALS — 2.91%
Agrium Inc.	550	62,419
Air Products and Chemicals Inc.	729	63,736
Airgas Inc.	248	23,620

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2013

Security	Shares	Value

Albemarle Corp.	329	$20,171
American Vanguard Corp.	88	2,983
Ashland Inc.	257	20,177
Axiall Corp.[b]	258	14,494
Cabot Corp.	242	9,058
Celanese Corp. Series A	519	24,331
CF Industries Holdings Inc.	231	52,938
Chemtura Corp.[a]	344	8,160
China Green Agriculture Inc.[a]	56	206
Cytec Industries Inc.	161	11,801
Dow Chemical Co. (The)	3,945	127,029
E.I. du Pont de Nemours and Co.	3,440	163,228
Eastman Chemical Co.	564	40,129
Ecolab Inc.	1,065	77,106
Ferro Corp.[a,b]	308	1,571
FMC Corp.	443	27,231
H.B. Fuller Co.	134	5,237
Huntsman Corp.	643	11,336
International Flavors & Fragrances Inc.	286	20,143
Intrepid Potash Inc.	109	2,540
Kraton Performance Polymers Inc.[a]	114	2,992
Kronos Worldwide Inc.[b]	268	5,197
LyondellBasell Industries NV Class A	1,186	75,216
Minerals Technologies Inc.	128	5,295
Monsanto Co.	1,954	198,038
Mosaic Co. (The)	1,083	66,334
NewMarket Corp.[b]	44	11,227
Oil-Dri Corp. of America	18	500
Olin Corp.	301	7,001
OM Group Inc.[a]	116	3,204
OMNOVA Solutions Inc.[a]	216	1,767
PolyOne Corp.	328	7,164
Potash Corp. of Saskatchewan	2,995	127,287
PPG Industries Inc.	526	72,520
Praxair Inc.	1,095	120,855
Quaker Chemical Corp.	44	2,515
Rockwood Holdings Inc.	203	11,110
RPM International Inc.	468	14,606
Sasol Ltd. SP ADR	1,669	72,151
Sensient Technologies Corp.	179	6,820
Sherwin-Williams Co. (The)	311	50,426
Sinopec Shanghai Petrochemical Co. Ltd. Class H SP ADR	84	3,069

Security	Shares	Value

Sociedad Quimica y Minera de Chile SA Series B SP ADR	331	$18,814
Spartech Corp.[a]	109	1,039
Stepan Co.	62	3,637
Syngenta AG SP ADR	1,514	130,340
Ultrapar Participacoes SA SP ADR	1,414	34,077
Valhi Inc.	40	628
Valspar Corp. (The)	295	19,553
W.R. Grace & Co.[a]	221	15,868
Westlake Chemical Corp.	72	6,614
Zep Inc.	77	1,124

		1,886,632
COAL — 0.14%
Alpha Natural Resources Inc.[a]	696	6,167
Arch Coal Inc.	627	4,464
Cloud Peak Energy Inc.[a]	216	3,782
CONSOL Energy Inc.	822	25,761
Peabody Energy Corp.	877	22,057
SunCoke Energy Inc.[a]	256	4,244
Walter Energy Inc.	246	9,237
Yanzhou Coal Mining Co. Ltd. Class H SP ADR	756	12,943

		88,655
COMMERCIAL SERVICES — 1.25%
Aaron’s Inc.	215	6,375
ABM Industries Inc.	217	4,757
Accretive Health Inc.[a]	216	2,789
ADT Corp. (The)	861	40,897
Alliance Data Systems Corp.[a,b]	113	17,809
Ambow Education Holding Ltd. Class A SP ADR[a]	60	110
AMN Healthcare Services Inc.[a]	141	1,713
Arbitron Inc.	97	4,549
ARC Document Solutions Inc.[a]	136	325
Booz Allen Hamilton Holding Corp.	67	929
Bridgepoint Education Inc.[a]	87	918
Brink’s Co. (The)	133	3,966
Carriage Services Inc.	50	699
CBIZ Inc.[a,b]	152	921
CDI Corp.	47	800
Cenveo Inc.[a,b]	382	955
Chemed Corp.	59	4,457
Consolidated Graphics Inc.[a]	36	1,319
Convergys Corp.	375	6,383

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2013

Security	Shares	Value

CoreLogic Inc.[a]	343	$9,000
Corporate Executive Board Co. (The)	121	6,063
Corrections Corp. of America	350	13,262
Deluxe Corp.	184	6,769
DeVry Inc.	173	4,354
Ennis Inc.	90	1,405
Equifax Inc.	440	25,828
ExamWorks Group Inc.[a,b]	122	1,765
FleetCor Technologies Inc.[a]	134	8,019
Franklin Covey Co.[a]	55	763
FTI Consulting Inc.[a]	149	4,843
Gartner Inc.[a]	255	13,135
Genpact Ltd.[b]	476	7,973
GEO Group Inc. (The)	323	10,536
Global Payments Inc.	282	13,891
Green Dot Corp. Class Aa,b	142	1,903
H&R Block Inc.	849	19,332
Heartland Payment Systems Inc.	130	4,129
Hertz Global Holdings Inc.[a,b]	1,516	27,712
Hill International Inc.[a]	93	317
Insperity Inc.	86	2,892
Iron Mountain Inc.	469	16,044
iSoftStone Holdings Ltd. SP ADR[a]	147	770
ITT Educational Services Inc.[a,b]	3	51
K12 Inc.[a,b]	91	1,680
KAR Auction Services Inc.	244	5,205
Korn/Ferry International[a]	168	2,886
Landauer Inc.	37	2,331
Lender Processing Services Inc.	236	5,673
Live Nation Entertainment Inc.[a]	573	5,879
Mac-Gray Corp.	42	507
Manpower Inc.	249	12,824
MasterCard Inc. Class A	411	213,062
MAXIMUS Inc.	120	8,228
Medifast Inc.[a]	56	1,374
MoneyGram International Inc.[a]	77	1,060
Monster Worldwide Inc.[a,b]	461	2,674
Moody’s Corp.	631	34,591
Navigant Consulting Inc.[a]	184	2,122
New Oriental Education & Technology Group Inc. SP ADR	249	4,250
PHH Corp.[a]	200	4,376
Quad Graphics Inc.	71	1,541

Security	Shares	Value

Quanta Services Inc.[a]	694	$20,105
Ritchie Bros. Auctioneers Inc.[b]	408	8,939
Robert Half International Inc.	482	16,986
Rollins Inc.	224	5,537
SAIC Inc.	1,055	12,766
Service Corp. International	429	6,405
Sotheby’s	240	8,621
Stantec Inc.	163	6,642
TAL Education Group Class A SP ADR	48	396
Team Health Holdings Inc.[a]	104	3,522
Team Inc.[a]	63	2,760
TMS International Corp.[a]	38	530
TNS Inc.[a]	88	1,844
Total System Services Inc.	637	14,810
Towers Watson & Co. Class A	229	13,987
TrueBlue Inc.[a]	87	1,496
United Rentals Inc.[a,b]	319	16,148
Universal Technical Institute Inc.	76	859
Valassis Communications Inc.	123	3,451
Viad Corp.	72	2,010
Weight Watchers International Inc.[b]	68	3,636
Western Union Co.	2,184	31,078
WEX Inc.[a,b]	150	11,792
WNS Holdings Ltd. SP ADR[a]	178	2,266
WuXi PharmaTech Cayman Inc. SP ADR[a]	250	4,045
Xueda Education Group SP ADR[b]	88	259

		812,580
COMPUTERS — 2.50%
3D Systems Corp.[a,b]	149	8,620
Accenture PLC Class A	2,771	199,207
CACI International Inc. Class Aa	57	3,057
Camelot Information Systems Inc. SP ADR[a]	118	162
CGI Group Inc. Class Aa	1,018	27,313
CIBER Inc.[a]	219	740
Computer Sciences Corp.	516	21,569
Diebold Inc.	230	6,771
DST Systems Inc.	117	7,832
EMC Corp.[a]	7,716	189,891
Fusion-io Inc.[a,b]	343	5,996
Hewlett-Packard Co.	7,185	118,624
IHS Inc. Class Aa	173	17,802
Imation Corp.[a]	116	430
Infosys Ltd. SP ADR	1,786	94,158

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2013

Security	Shares	Value

International Business Machines Corp.	4,097	$831,978
Lexmark International Inc. Class A	205	4,932
NCR Corp.[a]	560	15,551
Quantum Corp.[a]	824	1,121
RealD Inc.[a,b]	145	1,650
Spansion Inc. Class Aa	183	2,104
Teradata Corp.[a]	616	41,063
Unisys Corp.[a,b]	103	2,288
Wipro Ltd. SP ADR	2,065	19,555

		1,622,414
COSMETICS & PERSONAL CARE — 1.55%
Avon Products Inc.	1,604	27,236
Colgate-Palmolive Co.	1,601	171,899
Estee Lauder Companies Inc. (The) Class A	754	45,941
Procter & Gamble Co. (The)	10,104	759,417
Revlon Inc. Class Aa,b	108	1,701

		1,006,194
DISTRIBUTION & WHOLESALE — 0.20%
Arrow Electronics Inc.[a]	311	11,949
Genuine Parts Co.	552	37,552
Ingram Micro Inc. Class Aa,b	515	9,363
Owens & Minor Inc.	193	5,908
W.W. Grainger Inc.	216	47,049
Watsco Inc.	116	8,741
WESCO International Inc.[a,b]	137	9,991

		130,553
DIVERSIFIED FINANCIAL SERVICES — 2.26%
AerCap Holdings NVa	194	2,834
Affiliated Managers Group Inc.[a]	192	27,635
Air Lease Corp.[a]	161	3,843
Aircastle Ltd.	172	2,374
American Express Co.	3,552	208,893
Ameriprise Financial Inc.	754	50,005
Apollo Global Management LLC Class A	446	9,932
Arlington Asset Investment Corp. Class A	24	561
Artio Global Investors Inc. Class A	113	223
BlackRock Inc.[c]	490	115,777
Cash Store Financial Services Inc. (The)	191	779
Charles Schwab Corp. (The)	3,974	65,690
Cohen & Steers Inc.	72	2,368
Discover Financial Services	1,850	71,022
Doral Financial Corp.[a]	414	273

Security	Shares	Value

Duff & Phelps Corp. Class A	138	$2,193
Eaton Vance Corp. NVS	423	15,313
Evercore Partners Inc. Class A	93	3,564
Federal Agricultural Mortgage Corp. Class C NVS	31	1,064
Federated Investors Inc. Class B	333	7,879
Fly Leasing Ltd. SP ADR	93	1,196
Franklin Resources Inc.	502	68,714
FXCM Inc. Class A	181	2,170
GAMCO Investors Inc. Class A	24	1,352
GFI Group Inc.	234	796
Greenhill & Co. Inc.	85	5,007
Higher One Holdings Inc.[a,b]	22	232
Imperial Holdings Inc.[a]	61	256
IntercontinentalExchange Inc.[a]	264	36,630
Invesco Ltd.	1,609	43,845
Investment Technology Group Inc.[a]	147	1,488
Janus Capital Group Inc.	664	6,175
Jefferies Group Inc.	495	9,865
JMP Group Inc.	62	409
KB Financial Group Inc. SP ADR[a]	1,303	46,022
KBW Inc.	109	1,730
Knight Capital Group Inc. Class Aa	641	2,385
Lazard Ltd. Class A	391	13,548
Legg Mason Inc.	414	11,447
National Financial Partners Corp.[a,b]	95	1,673
Nationstar Mortgage Holdings Inc.[a,b]	315	11,368
Nelnet Inc. Class A	100	3,043
Noah Holdings Ltd. SP ADR	63	400
Nomura Holdings Inc. SP ADR	12,693	72,350
NYSE Euronext Inc.	725	25,063
Ocwen Financial Corp.[a]	431	16,796
Oppenheimer Holdings Inc. Class A	40	680
ORIX Corp. SP ADR	666	36,623
Piper Jaffray Companies Inc.[a]	70	2,711
Raymond James Financial Inc.	422	18,834
SeaCube Container Leasing Ltd.	34	781
Shinhan Financial Group Co. Ltd. SP ADR[a,b]	1,620	60,734
Stifel Financial Corp.[a]	192	7,075
SWS Group Inc.[a]	115	758
TD Ameritrade Holding Corp.	846	16,404
Teton Advisors Inc. Class B	3	52
Visa Inc. Class A	1,984	313,294

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2013

Security	Shares	Value

Waddell & Reed Financial Inc. Class A	307	$12,188
Westwood Holdings Group Inc.	57	2,396
Woori Finance Holdings Co. Ltd. SP ADR[a]	420	14,855

		1,463,567
ELECTRIC — 2.84%
AES Corp. (The)	2,294	24,867
ALLETE Inc.	151	6,967
Alliant Energy Corp.	392	17,969
Ameren Corp.	979	31,759
Ameresco Inc. Class Aa	66	649
American Electric Power Co. Inc.	1,793	81,205
Atlantic Power Corp.	422	5,186
Avista Corp.	206	5,327
Black Hills Corp.	156	6,295
Calpine Corp.[a]	1,444	28,490
Centrais Eletricas Brasileiras SA SP ADR	1,066	3,784
CH Energy Group Inc.	56	3,640
China Hydroelectric Corp. SP ADR[a]	536	981
Cleco Corp.	216	9,234
CMS Energy Corp.	945	24,286
Companhia Energetica de Minas Gerais SP ADR	227	2,429
Consolidated Edison Inc.	1,083	61,601
CPFL Energia SA SP ADR	574	11,887
Dominion Resources Inc.	2,109	114,118
DTE Energy Co.	635	40,202
Duke Energy Corp.	2,604	178,999
Dynegy Inc.[a]	369	7,380
Edison International	1,063	51,226
El Paso Electric Co.	107	3,605
Empire District Electric Co. (The)	151	3,203
Empresa Distribuidora y Comercializadora Norte SA SP ADR[a]	76	215
Empresa Nacional de Electricidad SA SP ADR	430	22,192
Enersis SA SP ADR	677	13,303
Entergy Corp.	648	41,861
Exelon Corp.	3,141	98,753
FirstEnergy Corp.	1,553	62,881
Genie Energy Ltd. Class B	71	507
Great Plains Energy Inc.	576	12,326
Hawaiian Electric Industries Inc.	344	9,278
Huaneng Power International Inc. Class H SP ADR	273	11,103

Security	Shares	Value

IDACORP Inc.	177	$8,214
Integrys Energy Group Inc.	280	15,313
ITC Holdings Corp.	184	14,904
Korea Electric Power Corp. SP ADR[a]	1,115	16,736
MDU Resources Group Inc.	684	15,951
National Fuel Gas Co.	307	16,701
NextEra Energy Inc.	1,554	111,966
Northeast Utilities	1,146	46,677
NorthWestern Corp.	128	4,735
NRG Energy Inc.	476	11,424
NV Energy Inc.	833	15,769
OGE Energy Corp.	363	21,312
Ormat Technologies Inc.	64	1,361
Pampa Energia SA SP ADR[a]	160	690
Pepco Holdings Inc.	804	15,694
PG&E Corp.	1,591	67,840
Pike Electric Corp.	62	645
Pinnacle West Capital Corp.	390	20,818
PNM Resources Inc.	280	5,981
Portland General Electric Co.	229	6,577
PPL Corp.	2,145	64,972
Public Service Enterprise Group Inc.	1,749	54,534
SCANA Corp.	433	20,269
Southern Co. (The)	3,239	143,261
TECO Energy Inc.	777	13,807
TransAlta Corp.	957	15,388
UIL Holdings Corp.	194	7,219
Unitil Corp.	70	1,875
UNS Energy Corp.	153	6,929
Westar Energy Inc.	443	13,321
Wisconsin Energy Corp.	834	32,885
Xcel Energy Inc.	1,811	50,309

		1,841,785
ELECTRICAL COMPONENTS & EQUIPMENT — 0.44%
Acuity Brands Inc.	128	8,807
AMETEK Inc.	895	36,686
Belden Inc.	144	6,934
China Ming Yang Wind Power Group Ltd. SP ADR[a]	232	399
Emerson Electric Co.	2,641	151,197
Energizer Holdings Inc.	226	19,664
EnerSys Inc.[a]	180	7,367
Generac Holdings Inc.	86	3,198
General Cable Corp.[a,b]	189	6,354

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2013

Security	Shares	Value

GrafTech International Ltd.[a,b]	467	$4,483
Hubbell Inc. Class A	10	830
Hubbell Inc. Class B	186	16,935
Nidec Corp. SP ADR	1,351	19,292
Suntech Power Holdings Co. Ltd. SP ADR[a,b]	505	843
Yingli Green Energy Holding Co. Ltd. SP ADR[a]	375	1,084

		284,073
ELECTRONICS — 1.28%
Advantest Corp. SP ADR[b]	556	7,506
Agilent Technologies Inc.	1,287	57,632
Amphenol Corp. Class A	578	39,055
AU Optronics Corp. SP ADR[a]	3,067	12,207
Avnet Inc.[a]	487	17,220
AVX Corp.	656	7,472
Badger Meter Inc.	55	2,722
Benchmark Electronics Inc.[a,b]	214	3,758
Brady Corp. Class A	152	5,303
Celestica Inc.[a]	484	3,775
Checkpoint Systems Inc.[a]	142	1,713
China Digital TV Holding Co. Ltd. SP ADR	191	325
CTS Corp.	120	1,194
ESCO Technologies Inc.	65	2,676
Honeywell International Inc.	2,603	177,629
Imax Corp.[a]	221	5,222
Jabil Circuit Inc.	664	12,556
Kemet Corp.[a]	155	893
Koninklijke Philips Electronics NV NYS	3,459	107,540
Kyocera Corp. SP ADR	674	59,312
LG Display Co. Ltd. SP ADR[a]	1,642	21,937
Methode Electronics Inc.	131	1,260
Mettler-Toledo International Inc.[a]	96	20,403
Nam Tai Electronics Inc.	105	1,376
Park Electrochemical Corp.	68	1,778
PerkinElmer Inc.	407	14,343
Pulse Electronics Corp.[a]	150	45
Rogers Corp.[a]	56	2,624
Sensata Technologies Holding NVa	256	8,637
Stoneridge Inc.[a]	140	876
TE Connectivity Ltd.	1,556	60,497
Thermo Fisher Scientific Inc.	1,313	94,720
Tyco International Ltd.	1,694	51,210
Vishay Intertechnology Inc.[a,b]	511	5,616
Vishay Precision Group Inc.[a]	121	1,596

Security	Shares	Value

Waters Corp.[a]	158	$14,468
Watts Water Technologies Inc. Class A	80	3,688

		830,784
ENERGY — ALTERNATE SOURCES — 0.01%
FutureFuel Corp.	50	637
JinkoSolar Holding Co. Ltd. SP ADR[a]	42	318
LDK Solar Co. Ltd. SP ADR[a]	146	245
Renesola Ltd. SP ADR[a]	224	464
REX American Resources Corp.[a]	25	546
Trina Solar Ltd. SP ADR[a]	256	1,324

		3,534
ENGINEERING & CONSTRUCTION — 0.55%
ABB Ltd. SP ADR	8,455	181,022
AECOM Technology Corp.[a]	326	8,336
Chicago Bridge & Iron Co. NV	340	17,275
Dycom Industries Inc.[a,b]	124	2,601
EMCOR Group Inc.	235	8,538
Empresas ICA SAB de CV SP ADR[a]	531	6,356
Engility Holdings Inc.[a]	54	1,039
Fluor Corp.	536	34,749
Granite Construction Inc.	136	4,945
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	104	6,473
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	85	10,150
Jacobs Engineering Group Inc.[a]	479	23,045
KBR Inc.	464	14,486
MasTec Inc.[a,b]	186	5,264
McDermott International Inc.[a,b]	731	8,896
Mistras Group Inc.[a]	56	1,233
Orion Marine Group Inc.[a]	95	741
Shaw Group Inc. (The)[a,b]	211	9,984
Tutor Perini Corp.[a]	117	1,941
URS Corp.	281	11,656

		358,730
ENTERTAINMENT — 0.10%
Bally Technologies Inc.[a]	127	6,116
Cinemark Holdings Inc.	384	10,806
Dolby Laboratories Inc. Class A	156	5,040
International Game Technology	1,008	15,493
Lions Gate Entertainment Corp.[a,b]	248	4,543
Marriott Vacations Worldwide Corp.[a]	53	2,352

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2013

Security	Shares	Value

Pinnacle Entertainment Inc.[a]	220	$3,421
Regal Entertainment Group Class A	253	3,777
Six Flags Entertainment Corp.	131	8,245
Speedway Motorsports Inc.	46	753
Vail Resorts Inc.	110	5,814

		66,360
ENVIRONMENTAL CONTROL — 0.23%
Calgon Carbon Corp.[a]	200	3,208
Clean Harbors Inc.[a,b]	172	9,562
Covanta Holding Corp.	340	6,705
Darling International Inc.[a]	415	7,001
EnergySolutions Inc.[a]	290	1,111
Met-Pro Corp.	52	539
Mine Safety Appliances Co.	115	5,315
Progressive Waste Solutions Ltd.	411	9,128
Republic Services Inc.	1,093	34,856
Waste Connections Inc.	443	15,957
Waste Management Inc.	1,609	58,535

		151,917
FOOD — 1.89%
B&G Foods Inc. Class A	206	6,530
BRF — Brasil Foods SA SP ADR	2,662	59,096
Campbell Soup Co.	679	24,926
Cencosud SA SP ADR	292	5,399
Chiquita Brands International Inc.[a]	161	1,183
ConAgra Foods Inc.	1,497	48,937
Cosan Ltd. Class Ab	468	9,206
Dean Foods Co.[a]	592	10,840
Delhaize Group SP ADR	330	15,625
Dole Food Co. Inc.[a]	128	1,426
Flowers Foods Inc.	420	11,290
Fresh Del Monte Produce Inc.	139	3,663
General Mills Inc.	2,370	99,398
Gruma SAB de CV Series B SP ADR[a]	125	1,662
H.J. Heinz Co.	1,182	71,665
Harris Teeter Supermarkets Inc.	178	7,385
Hershey Co. (The)	602	47,829
Hillshire Brands Co.	459	14,220
Hormel Foods Corp.	485	16,786
Industrias Bachoco SAB de CV SP ADR	30	835
Ingredion Inc.	274	18,103
J.M. Smucker Co. (The)	384	34,034
Kellogg Co.	1,019	59,611

Security	Shares	Value

Kroger Co. (The)	1,719	$47,616
McCormick & Co. Inc	30	1,866
McCormick & Co. Inc. NVS	445	27,746
Post Holdings Inc.[a]	98	3,723
Safeway Inc.[b]	868	16,709
Smithfield Foods Inc.[a,b]	457	10,653
SUPERVALU Inc.[b]	755	2,952
Sysco Corp.	2,146	68,178
Tootsie Roll Industries Inc.	139	3,767
TreeHouse Foods Inc.[a]	100	5,293
Tyson Foods Inc. Class A	1,060	23,447
Unilever NV NYS	6,349	257,008
Unilever PLC SP ADR	4,471	181,925
Weis Markets Inc.	67	2,697

		1,223,229
FOREST PRODUCTS & PAPER — 0.19%
Boise Inc.	301	2,483
Buckeye Technologies Inc.	143	4,111
Clearwater Paper Corp.[a]	83	3,761
Deltic Timber Corp.	43	3,120
Domtar Corp.	128	10,653
Fibria Celulose SA SP ADR[a]	700	8,638
International Paper Co.	1,167	48,337
KapStone Paper and Packaging Corp.	152	3,648
MeadWestvaco Corp.	520	16,302
Neenah Paper Inc.	55	1,702
P.H. Glatfelter Co.	164	3,047
Resolute Forest Products Inc.[a]	361	4,924
Sappi Ltd. SP ADR[a,b]	1,116	3,806
Schweitzer-Mauduit International Inc.	111	4,522
Wausau Paper Corp.	173	1,673
Xerium Technologies Inc.[a]	129	542

		121,269
GAS — 0.58%
AGL Resources Inc.	445	18,601
Atmos Energy Corp.	288	10,760
CenterPoint Energy Inc.	1,553	31,743
Chesapeake Utilities Corp.	55	2,610
Just Energy Group Inc.	597	5,940
Laclede Group Inc. (The)	72	2,874
National Grid PLC SP ADR	2,422	133,016
New Jersey Resources Corp.	152	6,389
NiSource Inc.	1,016	27,462

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2013

Security	Shares	Value

Northwest Natural Gas Co.	94	$4,269
Piedmont Natural Gas Co.	255	8,099
Questar Corp.	632	14,681
Sempra Energy	897	67,320
South Jersey Industries Inc.	115	6,242
Southwest Gas Corp.	164	7,305
UGI Corp.	423	14,907
Vectren Corp.	280	8,837
WGL Holdings Inc.	178	7,464

		378,519
HAND & MACHINE TOOLS — 0.13%
Kennametal Inc.	217	8,899
Regal Beloit Corp.	133	9,863
Snap-on Inc.	207	16,771
Stanley Black & Decker Inc.	613	47,097

		82,630
HEALTH CARE — PRODUCTS — 1.48%
Alere Inc.[a]	254	5,400
Baxter International Inc.	1,807	122,587
Becton, Dickinson and Co.	727	61,097
Boston Scientific Corp.[a]	5,044	37,679
C.R. Bard Inc.	288	29,396
Cantel Medical Corp.	107	3,361
CareFusion Corp.[a]	638	19,803
Cooper Companies Inc. (The)	151	15,304
Covidien PLC	1,736	108,222
CryoLife Inc.	99	636
Edwards Lifesciences Corp.[a]	374	33,634
Greatbatch Inc.[a]	83	2,203
Haemonetics Corp.[a]	180	7,549
Hanger Inc.[a]	120	3,448
Hill-Rom Holdings Inc.	222	7,366
Hospira Inc.[a]	542	18,493
Invacare Corp.	109	1,714
Luxottica Group SpA SP ADR	560	25,771
Medtronic Inc.	3,733	173,958
Mindray Medical International Ltd. SP ADR	334	12,625
Nordion Inc.	200	1,412
ResMed Inc.	517	22,645
Smith & Nephew PLC SP ADR	667	38,452
St. Jude Medical Inc.	1,107	45,055
Steris Corp.	192	7,244

Security	Shares	Value

Stryker Corp.	1,002	$62,775
Symmetry Medical Inc.[a]	128	1,371
Teleflex Inc.	149	11,175
Varian Medical Systems Inc.[a]	389	27,483
West Pharmaceutical Services Inc.	90	5,329
Zimmer Holdings Inc.	633	47,222

		960,409
HEALTH CARE — SERVICES — 1.22%
Aetna Inc.	1,292	62,313
Assisted Living Concepts Inc. Class A	72	707
Brookdale Senior Living Inc.[a]	446	12,046
Capital Senior Living Corp.[a]	97	2,059
Centene Corp.[a]	150	6,474
China Cord Blood Corp.[a]	137	359
Cigna Corp.	1,047	61,082
Community Health Systems Inc.	314	12,036
Concord Medical Services Holdings Ltd. SP ADR[a]	80	343
Covance Inc.[a]	171	11,407
Coventry Health Care Inc.	435	19,936
DaVita HealthCare Partners Inc.[a]	349	40,278
Emeritus Corp.[a]	40	1,083
Five Star Quality Care Inc.[a]	200	1,132
Fresenius Medical Care AG & Co. KGaA SP ADR	1,530	53,856
HCA Holdings Inc.	624	23,494
Health Management Associates Inc. Class Aa,b	951	9,928
Health Net Inc.[a]	252	6,854
HealthSouth Corp.[a]	341	8,136
Humana Inc.	582	43,278
Kindred Healthcare Inc.[a]	184	1,984
Laboratory Corp. of America Holdings[a]	340	30,430
MEDNAX Inc.[a,b]	186	15,914
Molina Healthcare Inc.[a]	69	1,981
Quest Diagnostics Inc.	581	33,669
Select Medical Holdings Corp.	390	3,799
Tenet Healthcare Corp.[a,b]	382	14,833
Triple-S Management Corp. Class Ba	72	1,301
UnitedHealth Group Inc.	3,756	207,369
Universal American Corp.	225	2,108
Universal Health Services Inc. Class B	291	16,482
Vanguard Health Systems Inc.[a]	280	3,912

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2013

Security	Shares	Value

WellCare Health Plans Inc.[a]	152	$7,708
WellPoint Inc.	1,102	71,432

		789,723
HOLDING COMPANIES — DIVERSIFIED — 0.03%
Administradora de Fondos de Pensiones Provida SA SP ADR	21	2,308
Leucadia National Corp.	736	18,731

		21,039
HOME BUILDERS — 0.23%
Beazer Homes USA Inc.[a]	118	2,221
Brookfield Residential Properties Inc.[a]	373	7,464
D.R. Horton Inc.	922	21,814
Hovnanian Enterprises Inc. Class Aa,b	260	1,484
KB Home	225	4,291
Lennar Corp. Class Ab	429	17,821
Lennar Corp. Class B	40	1,323
M.D.C. Holdings Inc.	103	4,050
M/I Homes Inc.[a]	66	1,798
Meritage Homes Corp.[a]	95	4,203
NVR Inc.[a]	18	18,534
PulteGroup Inc.[a]	1,301	26,983
Ryland Group Inc. (The)	126	5,005
Standard-Pacific Corp.[a]	485	4,025
Thor Industries Inc.	143	6,017
Toll Brothers Inc.[a]	566	21,197
Winnebago Industries Inc.[a]	104	1,947

		150,177
HOME FURNISHINGS — 0.23%
Ethan Allen Interiors Inc.	56	1,619
Furniture Brands International Inc.[a]	168	232
Harman International Industries Inc.	225	10,075
La-Z-Boy Inc.	184	2,878
Panasonic Corp. SP ADR[b]	7,270	48,055
Sony Corp. SP ADR	3,345	49,974
Tempur-Pedic International Inc.[a]	181	7,052
Whirlpool Corp.	244	28,153

		148,038
HOUSEHOLD PRODUCTS & WARES — 0.38%
ACCO Brands Corp.[a]	376	3,132
American Greetings Corp. Class Ab	77	1,232
Avery Dennison Corp.	265	10,205
Blyth Inc.[b]	40	560

Security	Shares	Value

Church & Dwight Co. Inc.	510	$29,473
Clorox Co. (The)	480	37,637
CSS Industries Inc.	32	727
Jarden Corp.	169	9,944
Kimberly-Clark Corp.	1,433	128,268
Prestige Brands Holdings Inc.[a,b]	128	2,746
Scotts Miracle-Gro Co. (The) Class A	75	3,279
Spectrum Brands Holdings Inc.	68	3,443
Tupperware Brands Corp.	200	15,240

		245,886
HOUSEWARES — 0.05%
Newell Rubbermaid Inc.	1,048	24,607
Toro Co. (The)	218	9,599

		34,206
INSURANCE — 4.67%
ACE Ltd.	1,112	94,887
Aegon NV NYS	6,606	43,798
Aflac Inc.	1,680	89,141
Alleghany Corp.[a]	50	18,030
Allied World Assurance Co. Holdings Ltd.	123	10,434
Allstate Corp. (The)	1,524	66,904
American Equity Investment Life Holding Co.	214	2,885
American Financial Group Inc.	287	12,215
American International Group Inc.[a]	5,445	205,984
American Safety Insurance Holdings Ltd.[a]	38	759
Aon PLC	1,172	67,671
Arthur J. Gallagher & Co.	463	17,108
Aspen Insurance Holdings Ltd.[b]	251	8,562
Assurant Inc.	245	9,369
Assured Guaranty Ltd.	572	10,370
Aviva PLC SP ADR	5,399	63,222
Axis Capital Holdings Ltd.	426	16,303
Berkshire Hathaway Inc. Class Ba	7,028	681,224
Brown & Brown Inc.	452	12,358
China Life Insurance Co. Ltd. Class H SP ADR[b]	1,831	91,605
Chubb Corp. (The)	952	76,455
Citizens Inc.[a,b]	188	1,882
CNA Financial Corp.	1,005	31,306
CNO Financial Group Inc.	805	8,267
Endurance Specialty Holdings Ltd.	144	6,180
Everest Re Group Ltd.	183	21,193

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2013

Security	Shares	Value

FBL Financial Group Inc. Class A	33	$1,153
Fidelity National Financial Inc. Class A	782	19,628
First American Financial Corp.	376	8,983
Genworth Financial Inc. Class Aa	1,876	17,203
Hanover Insurance Group Inc. (The)	171	7,107
Hartford Financial Services Group Inc. (The)	1,594	39,531
HCC Insurance Holdings Inc.	371	14,350
Hilltop Holdings Inc.[a,b]	147	1,932
Horace Mann Educators Corp.	141	3,065
ING Groep NV SP ADR[a]	13,729	138,388
Kemper Corp.	217	7,228
Kingsway Financial Services Inc.[a]	35	145
Lincoln National Corp.	984	28,516
Loews Corp.	1,152	49,962
Manulife Financial Corp.	6,749	97,388
Markel Corp.[a,b]	36	17,141
Marsh & McLennan Companies Inc.	1,981	70,286
MBIA Inc.[a,b]	536	4,615
Meadowbrook Insurance Group Inc.	187	1,172
Mercury General Corp.	105	4,158
MetLife Inc.	3,248	121,280
MGIC Investment Corp.[a,b]	640	1,779
Montpelier Re Holdings Ltd.	174	4,242
Old Republic International Corp.	775	8,835
OneBeacon Insurance Group Ltd. Class A	84	1,147
PartnerRe Ltd.	221	19,380
Phoenix Companies Inc. (The)[a]	29	788
Platinum Underwriters Holdings Ltd.	110	5,360
Primerica Inc.	34	1,118
Principal Financial Group Inc.	1,057	32,778
ProAssurance Corp.	232	10,449
Progressive Corp. (The)	1,796	40,392
Protective Life Corp.	236	7,467
Prudential Financial Inc.	1,700	98,396
Prudential PLC SP ADR	4,220	128,583
Radian Group Inc.[b]	472	3,035
Reinsurance Group of America Inc.	117	6,715
RenaissanceRe Holdings Ltd.[b]	167	14,302
RLI Corp.	89	6,142
Seabright Holdings Inc.	78	865
StanCorp Financial Group Inc.	158	6,145
Stewart Information Services Corp.	71	1,886
Sun Life Financial Inc.	2,214	64,516

Security	Shares	Value

Symetra Financial Corp.	125	$1,744
Torchmark Corp.	338	18,830
Travelers Companies Inc. (The)	1,400	109,844
Unum Group	1,016	23,683
Validus Holdings Ltd.	354	12,889
W.R. Berkley Corp.	414	17,044
White Mountains Insurance Group Ltd.[b]	14	7,709
Willis Group Holdings PLC	638	22,783
XL Group PLC	1,096	30,381

		3,030,570
INTERNET — 0.18%
Active Network Inc. (The)[a,b]	157	868
AOL Inc.	284	8,705
Bankrate Inc.[a,b]	168	2,078
Dice Holdings Inc.[a,b]	184	1,731
E-Commerce China Dangdang Inc. SP ADR[a]	626	2,579
Giant Interactive Group Inc. SP ADR	595	3,683
IntraLinks Holdings Inc.[a]	139	899
LinkedIn Corp. Class Aa	291	36,023
Pandora Media Inc.[a]	77	887
Qihoo 360 Technology Co. Ltd. SP ADR[a]	274	8,376
Rackspace Hosting Inc.[a]	425	32,024
Renren Inc. SP ADR[a]	1,710	5,729
Safeguard Scientifics Inc.[a]	145	2,239
SouFun Holdings Ltd. SP ADR	86	2,221
XO Group Inc.[a]	224	2,155
Youku Inc. SP ADR[a]	337	7,670

		117,867
IRON & STEEL — 0.57%
AK Steel Holding Corp.	390	1,560
Allegheny Technologies Inc.	391	12,375
ArcelorMittal NYS	3,225	55,341
Carpenter Technology Corp.	201	10,518
Cliffs Natural Resources Inc.	514	19,177
Commercial Metals Co.	342	5,694
Companhia Siderurgica Nacional SA SP ADR	2,672	14,509
Mechel OAO SP ADR	536	3,618
Metals USA Holdings Corp.	59	1,061
Nucor Corp.	1,046	48,127
POSCO SP ADR	938	76,410
Reliance Steel & Aluminum Co.	235	15,209
Ternium SA SP ADR	173	4,088
United States Steel Corp.[b]	551	12,315

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2013

Security	Shares	Value

Vale SA SP ADR	4,561	$91,995

		371,997
LEISURE TIME — 0.31%
Brunswick Corp.	193	6,979
Callaway Golf Co.	230	1,509
Carnival Corp.	1,527	59,125
Carnival PLC SP ADR	724	29,235
Harley-Davidson Inc.	834	43,718
Life Time Fitness Inc.[a,b]	143	7,254
Polaris Industries Inc.	253	22,034
Royal Caribbean Cruises Ltd.	634	22,951
WMS Industries Inc.[a]	202	5,000

		197,805
LODGING — 0.35%
7 Days Group Holdings Ltd. SP ADR[a]	152	1,870
Boyd Gaming Corp.[a]	56	392
Choice Hotels International Inc.	178	6,415
Hyatt Hotels Corp. Class Aa	22	881
InterContinental Hotels Group PLC	861	25,279
Las Vegas Sands Corp.	1,433	79,173
Marcus Corp.	72	958
Marriott International Inc. Class A	680	27,186
MGM Resorts International[a]	1,382	17,648
Orient-Express Hotels Ltd. Class Aa	335	3,893
Red Lion Hotels Corp.[a]	62	463
Ryman Hospitality Properties Inc.[b]	141	5,636
Starwood Hotels & Resorts Worldwide Inc.	699	42,926
Wyndham Worldwide Corp.	295	16,458

		229,178
MACHINERY — 1.18%
AGCO Corp.[a]	349	18,497
Alamo Group Inc.	19	645
Albany International Corp. Class A	92	2,306
Applied Industrial Technologies Inc.	136	5,979
Babcock & Wilcox Co. (The)	416	11,082
Briggs & Stratton Corp.	179	4,248
Cascade Corp.	30	1,937
Caterpillar Inc.	2,121	208,685
CNH Global NV	104	4,965
Cummins Inc.	700	80,381
Deere & Co.	1,424	133,941
Flowserve Corp.	181	28,375

Security	Shares	Value

Gardner Denver Inc.	159	$11,189
Graco Inc.	216	12,355
Hyster-Yale Materials Handling Inc.	20	1,004
IDEX Corp.	318	15,865
Intermec Inc.[a]	183	1,808
Joy Global Inc.	392	24,763
Kadant Inc.[a]	42	1,129
Kubota Corp. SP ADR	686	39,212
Lindsay Corp.	43	4,001
Manitowoc Co. Inc. (The)	480	8,448
NACCO Industries Inc. Class A	21	1,368
Robbins & Myers Inc.	117	6,819
Rockwell Automation Inc.	505	45,041
Roper Industries Inc.	321	37,701
Sauer-Danfoss Inc.	40	2,147
Tennant Co.	59	2,716
Terex Corp.[a]	354	11,462
Wabtec Corp.	169	15,822
Xylem Inc.	700	19,551

		763,442
MANUFACTURING — 3.35%
3M Co.	2,524	253,788
A.O. Smith Corp.	153	10,600
Actuant Corp. Class A	246	7,252
AptarGroup Inc.	241	12,419
AZZ Inc.	88	3,766
Barnes Group Inc.	171	4,087
Blount International Inc.[a]	173	2,950
Carlisle Companies Inc.	233	14,947
CLARCOR Inc.	159	8,023
Colfax Corp.[a]	200	8,922
Crane Co.	182	9,151
Danaher Corp.	2,149	128,790
Donaldson Co. Inc.	536	20,159
Dover Corp.	647	44,759
Eaton Corp. PLC	1,248	71,074
EnPro Industries Inc.[a]	47	2,091
Fabrinet[a]	39	571
Federal Signal Corp.[a]	221	1,777
General Electric Co.	38,847	865,511
GP Strategies Corp.[a]	56	1,198
Harsco Corp.	285	7,265
Hexcel Corp.[a]	350	9,377

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2013

Security	Shares	Value

Hillenbrand Inc.	223	$5,519
Illinois Tool Works Inc.	1,521	95,564
Ingersoll-Rand PLC	1,123	57,711
ITT Corp.	345	8,860
John Bean Technologies Corp.	104	1,944
Koppers Holdings Inc.	45	1,825
Leggett & Platt Inc.	444	13,071
LSB Industries Inc.[a]	66	2,732
Lydall Inc.[a]	58	886
Movado Group Inc.	64	2,340
Myers Industries Inc.	122	1,803
NL Industries Inc.	19	246
Pall Corp.	410	28,003
Parker Hannifin Corp.	527	48,995
Pentair Ltd. Registered	761	38,567
Polypore International Inc.[a,b]	168	6,483
Siemens AG SP ADR	2,846	311,694
SPX Corp.	150	11,194
Standex International Corp.	43	2,436
STR Holdings Inc.[a]	147	313
Sturm, Ruger & Co. Inc.[b]	69	3,503
Textron Inc.	1,039	29,882
Tredegar Corp.	81	1,848
Trinity Industries Inc.	296	11,751

		2,175,647
MEDIA — 1.72%
A.H. Belo Corp. Class A	67	354
Belo Corp. Class A	330	2,795
Cablevision NY Group Class A	747	10,936
CBS Corp. Class A	31	1,292
CBS Corp. Class B NVS	2,159	90,073
Demand Media Inc.[a]	253	2,138
Dolan Co. (The)[a]	100	351
E.W. Scripps Co. (The) Class Aa	112	1,231
Entercom Communications Corp. Class Aa	168	1,334
Entravision Communications Corp. Class A	491	923
FactSet Research Systems Inc.	151	13,971
Gannett Co. Inc.	845	16,587
Grupo Televisa SAB SP ADR	1,909	53,471
John Wiley & Sons Inc. Class A	164	6,281
Journal Communications Inc. Class Aa	142	778
McGraw-Hill Companies Inc. (The)	1,005	57,808
Meredith Corp.[b]	130	4,714

Security	Shares	Value

New York Times Co. (The) Class Aa	294	$2,605
Nielsen Holdings NVa	97	3,153
Pearson PLC SP ADR	3,018	57,282
Promotora de Informaciones SA Class A SP ADR[a]	312	449
Promotora de Informaciones SA Class B SP ADR[a]	328	453
Reed Elsevier NV SP ADR	1,340	41,527
Reed Elsevier PLC SP ADR	1,115	48,514
Scripps Networks Interactive Inc. Class A	312	19,272
Shaw Communications Inc. Class B	1,312	30,727
Thomson Reuters Corp.	1,339	41,027
Time Warner Cable Inc.	1,112	99,346
Time Warner Inc.	3,489	176,264
Walt Disney Co. (The)	6,010	323,819
Washington Post Co. (The) Class B	11	4,242
World Wrestling Entertainment Inc. Class A	122	1,044

		1,114,761
METAL FABRICATE & HARDWARE — 0.29%
A.M. Castle & Co.[a]	64	1,078
Ampco-Pittsburgh Corp.	29	534
CIRCOR International Inc.	60	2,490
Furmanite Corp.[a,b]	132	701
Kaydon Corp.	116	2,877
Mueller Industries Inc.	74	3,949
Mueller Water Products Inc. Class A	552	3,262
Precision Castparts Corp.	537	98,486
Rexnord Corp.[a]	339	6,773
RTI International Metals Inc.[a,b]	105	2,982
Sims Metal Management Ltd. SP ADR	726	7,028
Tenaris SA SP ADR	613	25,789
Timken Co. (The)	278	14,904
Valmont Industries Inc.	98	14,280
Worthington Industries Inc.	210	5,771

		190,904
MINING — 3.21%
Agnico-Eagle Mines Ltd.	636	29,148
Alcoa Inc.	3,912	34,582
Alumina Ltd. SP ADR	1,028	4,667
Aluminum Corp. of China Ltd. Class H SP ADR[a,b]	562	6,744
AMCOL International Corp.	132	3,898
AngloGold Ashanti Ltd. SP ADR	785	21,996

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2013

Security	Shares	Value

AuRico Gold Inc.[a]	1,105	$7,790
Barrick Gold Corp.	3,753	119,796
BHP Billiton Ltd. SP ADR[b]	5,993	471,769
BHP Billiton PLC SP ADR	3,812	261,656
Cameco Corp.	1,465	31,571
Coeur d’Alene Mines Corp.[a]	319	6,922
Compania de Minas Buenaventura SA SP ADR	732	21,660
Compass Minerals International Inc.	84	6,052
DRDGOLD Ltd. SP ADR	48	387
Eldorado Gold Corp.	2,658	29,770
Endeavour Silver Corp.[a]	425	2,920
First Majestic Silver Corp.[a]	413	7,533
Fortuna Silver Mines Inc.[a]	561	2,334
Franco-Nevada Corp.	530	28,318
Freeport-McMoRan Copper & Gold Inc.	3,370	118,793
Gold Fields Ltd. SP ADR	2,676	31,095
Goldcorp Inc.	2,961	104,494
Harmony Gold Mining Co. Ltd. SP ADR[b]	1,191	7,694
Hecla Mining Co.	995	5,224
HudBay Minerals Inc.	615	7,146
IAMGOLD Corp.	1,420	11,715
Jaguar Mining Inc.[a,b]	289	217
Kinross Gold Corp.	4,215	34,689
Materion Corp.	72	1,937
McEwen Mining Inc.[a]	702	2,197
Molycorp Inc.[a]	272	2,007
Newmont Mining Corp.	1,807	77,629
Noranda Aluminium Holding Corp.	188	1,107
Pretium Resources Inc.[a]	264	2,941
Primero Mining Corp.[a,b]	295	1,832
Rio Tinto PLC SP ADR	4,531	255,866
Silver Wheaton Corp.	1,247	43,458
Silvercorp Metals Inc.[b]	622	2,693
Southern Copper Corp.	3,132	123,369
Sterlite Industries (India) Ltd. SP ADR	1,309	11,113
Stillwater Mining Co.[a]	327	4,401
Teck Resources Ltd. Class B	1,751	63,894
Thompson Creek Metals Co. Inc.[a,b]	536	2,182
Turquoise Hill Resources Ltd.[a]	2,061	15,973
USEC Inc.[a,b]	525	297
Vulcan Materials Co.	464	26,244
Yamana Gold Inc.	1,269	20,748

		2,080,468

Security	Shares	Value

OFFICE & BUSINESS EQUIPMENT — 0.27%
Canon Inc. SP ADR[b]	3,550	$129,824
Pitney Bowes Inc.	727	10,476
Xerox Corp.	4,245	34,002

		174,302
OFFICE FURNISHINGS — 0.02%
HNI Corp.	129	4,073
Knoll Inc.	168	2,785
Steelcase Inc. Class A	311	4,239

		11,097
OIL & GAS — 12.49%
Advantage Oil & Gas Ltd.[a]	584	1,694
Alon USA Energy Inc.	50	981
Anadarko Petroleum Corp.	1,843	147,477
Apache Corp.	1,427	119,526
Atwood Oceanics Inc.[a,b]	183	9,657
Baytex Energy Corp.	455	20,925
Berry Petroleum Co. Class Ab	199	7,327
Bill Barrett Corp.[a]	165	2,635
Bonanza Creek Energy Inc.[a,b]	152	4,694
BP PLC SP ADR	11,767	523,867
BPZ Resources Inc.[a]	375	1,181
Cabot Oil & Gas Corp.	764	40,324
Callon Petroleum Co.[a]	136	700
Canadian Natural Resources Ltd.	3,481	105,196
Cenovus Energy Inc.	2,739	91,044
Chesapeake Energy Corp.	2,116	42,701
Chevron Corp.	7,239	833,571
China Petroleum & Chemical Corp. Class H SP ADR	570	69,226
Cimarex Energy Co.	305	19,477
CNOOC Ltd. SP ADR	593	121,761
Cobalt International Energy Inc.[a]	709	17,165
Comstock Resources Inc.[a]	168	2,451
Concho Resources Inc.[a]	337	30,741
ConocoPhillips	4,478	259,724
Continental Resources Inc.[a]	230	19,118
CVR Energy Inc.[a]	61	3,584
Delek US Holdings Inc.	228	7,745
Denbury Resources Inc.[a]	1,263	23,530
Devon Energy Corp.	1,481	84,698
Diamond Offshore Drilling Inc.	253	18,998

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2013

Security	Shares	Value

Ecopetrol SA SP ADR	925	$58,552
Encana Corp.	2,714	52,543
Endeavour International Corp.[a,b]	136	740
Energen Corp.	258	12,420
Enerplus Corp.	686	9,227
Eni SpA SP ADR	4,959	247,603
Ensco PLC Class A	852	54,162
EOG Resources Inc.	1,001	125,105
EPL Oil & Gas Inc.[a]	44	1,076
EQT Corp.	497	29,527
Equal Energy Ltd.[a]	120	365
EXCO Resources Inc.	551	3,532
Exxon Mobil Corp.	16,885	1,519,143
Forest Oil Corp.[a]	406	2,826
GMX Resources Inc.[a,b]	16	105
Goodrich Petroleum Corp.[a]	98	974
Harvest Natural Resources Inc.[a]	120	1,114
Helmerich & Payne Inc.	378	24,321
Hess Corp.	1,106	74,279
HollyFrontier Corp.	666	34,779
Hyperdynamics Corp.[a,b]	933	479
InterOil Corp.[a]	123	7,341
Kodiak Oil & Gas Corp.[a]	952	8,758
Kosmos Energy Ltd.[a,b]	268	3,318
Laredo Petroleum Holdings Inc.[a,b]	108	1,993
Lone Pine Resources Inc.[a]	300	345
Magnum Hunter Resources Corp.[a]	672	2,715
Marathon Oil Corp.	2,564	86,176
Marathon Petroleum Corp.	1,254	93,059
McMoRan Exploration Co.[a,b]	581	9,186
Miller Energy Resources Inc.[a]	115	463
Murphy Oil Corp.	676	40,236
Nabors Industries Ltd.[a]	1,016	16,937
Newfield Exploration Co.[a]	391	11,535
Nexen Inc.	1,804	48,275
Noble Corp.	918	37,179
Noble Energy Inc.	566	61,009
Oasis Petroleum Inc.[a,b]	201	7,212
Occidental Petroleum Corp.	2,958	261,103
Panhandle Oil and Gas Inc.	27	772
Parker Drilling Co.[a]	414	2,327
Pengrowth Energy Corp.	1,848	8,445
Penn Virginia Corp.	161	691

Security	Shares	Value

Penn West Petroleum Ltd.	1,812	$18,337
Petrobras Argentina SA Class B SP ADR	226	1,216
PetroChina Co. Ltd. Class H SP ADR	763	108,499
Petroleo Brasileiro SA SP ADR	5,626	102,843
PetroQuest Energy Inc.[a]	213	1,095
Phillips 66	2,316	140,280
Pioneer Natural Resources Co.	447	52,540
Plains Exploration & Production Co.[a]	422	20,150
Precision Drilling Corp.	983	8,994
QEP Resources Inc.	530	15,556
Quicksilver Resources Inc.[a]	141	386
Range Resources Corp.	542	36,406
Resolute Energy Corp.[a,b]	182	1,549
Rowan Companies PLC[a]	456	15,723
Royal Dutch Shell PLC Class A SP ADR	6,867	484,261
Royal Dutch Shell PLC Class B SP ADR	4,876	354,583
SandRidge Energy Inc.[a,b]	1,666	11,795
Seadrill Ltd.[b]	1,255	49,798
SM Energy Co.	194	11,283
Southwestern Energy Co.[a]	1,273	43,664
Statoil ASA SP ADR	3,874	102,777
Stone Energy Corp.[a]	174	3,915
Suncor Energy Inc.	5,620	191,192
Swift Energy Co.[a]	152	2,291
Talisman Energy Inc.	3,787	47,413
Tesoro Corp.	423	20,596
Total SA SP ADR	7,922	430,085
Transocean Ltd.	1,321	74,914
Ultra Petroleum Corp.[a]	541	9,857
Unit Corp.[a]	134	6,449
VAALCO Energy Inc.[a]	200	1,698
Valero Energy Corp.	2,043	89,340
W&T Offshore Inc.	129	2,270
Western Refining Inc.	148	4,977
Whiting Petroleum Corp.[a]	442	21,030
WPX Energy Inc.[a]	698	10,491
YPF SA SP ADR	401	6,801

		8,098,719
OIL & GAS SERVICES — 1.59%
Baker Hughes Inc.	1,601	71,597
Basic Energy Services Inc.[a,b]	150	1,940
C&J Energy Services Inc.[a]	187	4,284
Cal Dive International Inc.[a,b]	335	637

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2013

Security	Shares	Value

Cameron International Corp.[a]	900	$56,979
CARBO Ceramics Inc.	49	3,925
Compagnie Generale de Geophysique-Veritas SP ADR[b]	563	16,344
Core Laboratories NV	160	20,423
Dresser-Rand Group Inc.[a]	249	15,202
Dril-Quip Inc.[a]	135	10,947
Exterran Holdings Inc.[a,b]	163	3,788
Flotek Industries Inc.[a]	176	2,369
FMC Technologies Inc.[a]	655	31,014
Global Geophysical Services Inc.[a]	137	523
Halliburton Co.	3,421	139,166
Helix Energy Solutions Group Inc.[a]	360	8,539
Hornbeck Offshore Services Inc.[a]	140	5,153
ION Geophysical Corp.[a,b]	423	2,876
Key Energy Services Inc.[a]	508	4,130
MRC Global Inc.[a]	361	11,094
National Oilwell Varco Inc.	1,542	114,324
Natural Gas Services Group Inc.[a]	75	1,364
Newpark Resources Inc.[a,b]	323	2,784
North American Energy Partners Inc.[a]	221	822
Oceaneering International Inc.	406	25,663
Oil States International Inc.[a]	196	15,206
RPC Inc.	443	6,632
Schlumberger Ltd.	4,963	387,362
SEACOR Holdings Inc.	66	6,004
Superior Energy Services Inc.[a]	598	14,932
Targa Resources Corp.	101	6,096
TETRA Technologies Inc.[a]	272	2,312
Thermon Group Holdings Inc.[a]	27	653
Weatherford International Ltd.[a]	2,770	36,980
Willbros Group Inc.[a]	170	1,112

		1,033,176
PACKAGING & CONTAINERS — 0.21%
Ball Corp.	554	24,664
Bemis Co. Inc.	358	12,773
Crown Holdings Inc.[a]	537	20,331
Graphic Packaging Holding Co.[a]	514	3,603
Greif Inc. Class A	12	564
Greif Inc. Class B	20	1,011
Owens-Illinois Inc.[a]	616	14,661
Packaging Corp. of America	364	13,988
Rock-Tenn Co. Class A	256	20,211

Security	Shares	Value

Sealed Air Corp.	737	$13,797
Sonoco Products Co.	342	10,599

		136,202
PHARMACEUTICALS — 8.14%
Abbott Laboratories	5,849	198,164
AbbVie Inc.	5,849	214,600
Actavis Inc.[a]	415	35,852
Allergan Inc.	1,114	116,981
AmerisourceBergen Corp.	869	39,427
AstraZeneca PLC SP ADR	4,610	222,110
Bristol-Myers Squibb Co.	6,094	220,237
Cardinal Health Inc.	1,247	54,631
Dr. Reddy’s Laboratories Ltd. SP ADR	477	17,143
Elan Corp. PLC SP ADR[a]	1,568	16,480
Eli Lilly and Co.	3,770	202,411
Forest Laboratories Inc.[a]	834	30,274
GlaxoSmithKline PLC SP ADR	7,671	349,874
Herbalife Ltd.[b]	399	14,492
Johnson & Johnson	10,248	757,532
McKesson Corp.	852	89,656
Mead Johnson Nutrition Co. Class A	709	53,884
Merck & Co. Inc.	10,583	457,715
Novartis AG SP ADR[b]	8,816	597,901
Novo-Nordisk A/S SP ADR	1,528	281,687
Omega Protein Corp.[a]	70	484
Omnicare Inc.	351	13,671
Opko Health Inc.[a,b]	540	3,467
Pfizer Inc.	27,248	743,325
PharMerica Corp.[a]	104	1,506
Sanofi SP ADR	7,222	351,567
Simcere Pharmaceutical Group SP ADR[a]	182	1,451
Teva Pharmaceutical Industries Ltd. SP ADR	3,201	121,606
USANA Health Sciences Inc.[a,b]	25	886
Valeant Pharmaceuticals International Inc.[a]	1,059	70,233

		5,279,247
PIPELINES — 0.86%
Enbridge Inc.	2,970	129,908
Kinder Morgan Inc.	2,204	82,562
ONEOK Inc.	664	31,214
Pembina Pipeline Corp.[a]	1,084	31,523
SemGroup Corp. Class Aa	150	6,474
Spectra Energy Corp.	2,428	67,450
TransCanada Corp.	2,608	123,541

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2013

Security	Shares	Value

Transportadora de Gas del Sur SA SP ADR	252	$476
Williams Companies Inc. (The)	2,321	81,351

		554,499
REAL ESTATE — 0.32%
Alexander & Baldwin Inc.[a]	148	4,973
Brookfield Asset Management Inc. Class A	2,192	80,951
Brookfield Office Properties Inc.	856	14,081
CBRE Group Inc. Class Aa	1,135	24,493
E-House (China) Holdings Ltd. SP ADR	199	993
Forest City Enterprises Inc. Class Aa	584	9,875
Forestar Group Inc.[a]	67	1,275
Gafisa SA SP ADR[a]	762	3,749
Gazit-Globe Ltd.	105	1,342
HFF Inc. Class A	128	2,232
Howard Hughes Corp. (The)[a,b]	131	9,432
IRSA Inversiones y Representaciones SA SP ADR	92	814
Jones Lang LaSalle Inc.	166	15,295
Kennedy-Wilson Holdings Inc.	127	1,904
Realogy Holdings Corp.[a,b]	539	24,131
St. Joe Co. (The)[a,b]	55	1,293
WP Carey Inc.	206	11,563

		208,396
REAL ESTATE INVESTMENT TRUSTS — 3.08%
Acadia Realty Trust	168	4,392
AG Mortgage Investment Trust Inc.	98	2,489
Agree Realty Corp.	53	1,503
Alexander’s Inc.	4	1,331
Alexandria Real Estate Equities Inc.	201	14,573
American Assets Trust Inc.	107	3,092
American Campus Communities Inc.	388	18,069
American Tower Corp.	1,442	109,808
Annaly Capital Management Inc.	3,609	53,666
Anworth Mortgage Asset Corp.	472	2,955
Apartment Investment and Management Co. Class A	493	13,449
Apollo Commercial Real Estate Finance Inc.	71	1,240
Apollo Residential Mortgage Inc.	81	1,834
ARMOUR Residential REIT Inc.	1,177	8,451
Ashford Hospitality Trust Inc.	145	1,681
Associated Estates Realty Corp.	256	4,134
AvalonBay Communities Inc.	322	41,792
BioMed Realty Trust Inc.	445	9,056

Security	Shares	Value

Boston Properties Inc.	545	$57,378
Brandywine Realty Trust	478	6,085
BRE Properties Inc. Class A	244	12,415
Camden Property Trust	295	20,470
Campus Crest Communities Inc.	191	2,307
CapLease Inc.	268	1,552
Capstead Mortgage Corp.	299	3,702
CBL & Associates Properties Inc.	433	9,305
Cedar Realty Trust Inc.	235	1,295
Chatham Lodging Trust	72	1,134
Chesapeake Lodging Trust	115	2,455
Chimera Investment Corp.	4,025	12,276
Colonial Properties Trust	264	5,784
Colony Financial Inc.	284	6,112
CommonWealth REIT	296	4,866
CoreSite Realty Corp.	43	1,269
Corporate Office Properties Trust	256	6,774
Cousins Properties Inc.	296	2,634
CreXus Investment Corp.	239	3,176
CubeSmart	495	7,549
CYS Investments Inc.	631	8,203
DCT Industrial Trust Inc.	718	5,069
DDR Corp.[b]	782	12,973
DiamondRock Hospitality Co.	734	6,694
Digital Realty Trust Inc.	454	30,831
Douglas Emmett Inc.	343	7,999
Duke Realty Corp.	1,316	20,280
DuPont Fabros Technology Inc.[b]	130	3,073
Dynex Capital Inc.	223	2,255
EastGroup Properties Inc.	111	6,220
Education Realty Trust Inc.	281	3,021
Entertainment Properties Trust	146	6,842
Equity Lifestyle Properties, Inc.	114	8,162
Equity One Inc.	219	4,952
Equity Residential	1,080	59,821
Essex Property Trust Inc.	126	19,376
Excel Trust Inc.	199	2,503
Extra Space Storage Inc.	366	14,581
Federal Realty Investment Trust	210	22,228
FelCor Lodging Trust Inc.[a]	440	2,367
First Industrial Realty Trust Inc.[a]	377	5,908
First Potomac Realty Trust	178	2,439
General Growth Properties Inc.	1,962	38,298

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2013

Security	Shares	Value

Getty Realty Corp.	103	$1,945
Glimcher Realty Trust	535	5,949
Government Properties Income Trust[b]	200	4,970
Gramercy Capital Corp.[a]	341	1,224
Granite Real Estate Investment Trust[a]	131	5,102
Hatteras Financial Corp.	368	9,965
HCP Inc.[b]	1,660	77,007
Health Care REIT Inc.	958	60,201
Healthcare Realty Trust Inc.	237	6,039
Hersha Hospitality Trust	534	2,820
Highwoods Properties Inc.	217	7,812
Home Properties Inc.	168	10,327
Hospitality Properties Trust	440	11,097
Host Hotels & Resorts Inc.	2,332	39,154
Hudson Pacific Properties Inc.	135	2,893
Inland Real Estate Corp.	157	1,426
Invesco Mortgage Capital Inc.	573	12,434
iStar Financial Inc.[a]	183	1,773
Kilroy Realty Corp.	218	10,878
Kimco Realty Corp.	1,289	26,773
Kite Realty Group Trust	215	1,301
LaSalle Hotel Properties	303	8,272
Lexington Realty Trust	495	5,445
Liberty Property Trust	408	15,981
LTC Properties Inc.	77	2,867
Macerich Co. (The)[b]	401	23,948
Mack-Cali Realty Corp.	241	6,548
Medical Properties Trust Inc.[b]	531	7,142
MFA Financial Inc.	1,256	11,291
Mid-America Apartment Communities Inc.	152	9,936
Monmouth Real Estate Investment Corp. Class Ab	216	2,346
MPG Office Trust Inc.[a]	257	774
National Health Investors Inc.	103	6,556
National Retail Properties Inc.[b]	376	12,040
Newcastle Investment Corp.	582	6,105
NorthStar Realty Finance Corp.	512	3,994
Omega Healthcare Investors Inc.[b]	427	10,914
One Liberty Properties Inc.[b]	105	2,318
Parkway Properties Inc.	197	3,120
Pebblebrook Hotel Trust	210	5,231
Pennsylvania Real Estate Investment Trust	198	3,651
PennyMac Mortgage Investment Trust[c]	216	5,746

Security	Shares	Value

Piedmont Office Realty Trust Inc. Class A	560	$10,825
Plum Creek Timber Co. Inc.	582	28,041
Post Properties Inc.	147	7,131
Prologis Inc.	1,701	67,870
PS Business Parks Inc.	77	5,495
Public Storage	532	81,891
RAIT Financial Trust	163	1,123
Ramco-Gershenson Properties Trust	162	2,449
Rayonier Inc.	434	23,367
Realty Income Corp.	661	28,872
Redwood Trust Inc.	319	6,093
Regency Centers Corp.	187	9,318
Resource Capital Corp.	452	2,811
RLJ Lodging Trust	284	5,938
Rouse Properties Inc.	128	2,337
Saul Centers Inc.[b]	48	2,052
Senior Housing Properties Trust	641	15,442
Simon Property Group Inc.	1,003	160,661
SL Green Realty Corp.[b]	317	25,480
Sovran Self Storage Inc.	114	7,437
Starwood Property Trust Inc.	492	12,615
Strategic Hotels & Resorts Inc.[a]	762	5,570
Summit Hotel Properties Inc.	526	4,834
Sun Communities Inc.[b]	125	5,369
Sunstone Hotel Investors Inc.[a]	421	4,871
Tanger Factory Outlet Centers Inc.	308	10,909
Taubman Centers Inc.	90	7,335
Terreno Realty Corp.	120	2,004
Two Harbors Investment Corp.	1,171	14,544
UDR Inc.[b]	830	19,829
Universal Health Realty Income Trust	46	2,536
Urstadt Biddle Properties Inc. Class A	72	1,457
Ventas Inc.	1,058	70,135
Vornado Realty Trust	607	51,267
Washington Real Estate Investment Trust[b]	233	6,636
Weingarten Realty Investors[b]	399	11,507
Weyerhaeuser Co.	1,930	58,132
Winthrop Realty Trust	90	1,076

		1,996,722
RETAIL — 4.25%
Abercrombie & Fitch Co. Class A	274	13,700
Advance Auto Parts Inc.	215	15,807
Aeropostale Inc.[a]	212	2,868

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2013

Security	Shares	Value

American Eagle Outfitters Inc.	614	$12,409
ANN INC.[a]	157	4,842
Arcos Dorados Holdings Inc. Class A	67	921
Asbury Automotive Group Inc.[a]	116	4,125
AutoNation Inc.[a]	197	9,554
AutoZone Inc.[a]	122	45,103
Barnes & Noble Inc.[a,b]	81	1,081
Best Buy Co. Inc.	961	15,626
Big Lots Inc.[a]	225	7,234
Biglari Holdings Inc.[a]	6	2,213
Brinker International Inc.	231	7,563
Brown Shoe Co. Inc.	158	2,724
Buckle Inc. (The)[b]	74	3,462
Cabela’s Inc.[a]	131	6,762
CarMax Inc.[a]	655	25,820
Cash America International Inc.	104	4,983
Cato Corp. (The) Class A	62	1,709
CEC Entertainment Inc.	71	2,340
Chico’s FAS Inc.	575	10,310
Chipotle Mexican Grill Inc.[a]	99	30,394
Christopher & Banks Corp.[a]	114	707
Country Style Cooking Restaurant Chain Co. Ltd. SP ADR[a]	42	342
CVS Caremark Corp.	4,585	234,752
Darden Restaurants Inc.	484	22,506
Dick’s Sporting Goods Inc.	363	17,275
Dillard’s Inc. Class A	102	8,610
DineEquity Inc.[a]	40	2,930
Dollar General Corp.[a]	533	24,635
Domino’s Pizza Inc.	205	9,547
DSW Inc. Class A	118	7,898
Express Inc.[a]	274	5,036
Family Dollar Stores Inc.	350	19,845
Fifth & Pacific Companies Inc.[a]	365	5,511
Foot Locker Inc.	552	18,961
GameStop Corp. Class Ab	368	8,538
Gap Inc. (The)	416	13,595
Genesco Inc.[a]	86	5,360
GNC Holdings Inc. Class A	196	7,044
Group 1 Automotive Inc.	86	5,826
Guess? Inc.	222	6,014
Harry Winston Diamond Corp.[a]	271	4,003
Haverty Furniture Companies Inc.	66	1,188

Security	Shares	Value

hhgregg Inc.[a,b]	80	$678
Home Depot Inc. (The)	4,469	299,065
J.C. Penney Co. Inc.[b]	623	12,666
Kohl’s Corp.	686	31,755
Krispy Kreme Doughnuts Inc.[a]	206	2,678
Limited Brands Inc.	560	26,891
Lithia Motors Inc. Class A	81	3,505
Lowe’s Companies Inc.	4,124	157,496
Lumber Liquidators Holdings Inc.[a]	85	5,030
Macy’s Inc.	1,426	56,341
MarineMax Inc.[a]	83	969
McDonald’s Corp.	3,703	352,859
Men’s Wearhouse Inc. (The)	163	4,947
MSC Industrial Direct Co. Inc. Class A	147	11,631
New York & Co. Inc.[a,b]	272	1,064
Nordstrom Inc.	545	30,100
Nu Skin Enterprises Inc. Class A	132	5,591
Office Depot Inc.[a]	688	2,979
OfficeMax Inc.	305	3,288
Penske Automotive Group Inc.	53	1,745
Pep Boys — Manny, Moe & Jack (The)	216	2,404
Pier 1 Imports Inc.	321	6,962
PVH Corp.	263	31,263
RadioShack Corp.[b]	357	1,175
Regis Corp.	146	2,591
Rite Aid Corp.[a]	2,437	3,899
Ruby Tuesday Inc.[a]	278	2,093
Saks Inc.[a,b]	344	3,719
Sally Beauty Holdings Inc.[a]	425	11,279
Signet Jewelers Ltd.	249	15,582
Sonic Automotive Inc. Class A	129	3,131
Stage Stores Inc.	99	2,262
Steinway Musical Instruments Inc.[a]	26	578
Systemax Inc.	176	1,723
Target Corp.	2,255	136,225
Tiffany & Co.	458	30,113
Tim Hortons Inc.	505	25,326
TJX Companies Inc. (The)	2,326	105,089
Vitamin Shoppe Inc.[a]	77	4,703
Wal-Mart Stores Inc.	6,062	424,037
Walgreen Co.	3,485	139,261
Williams-Sonoma Inc.	312	13,728
World Fuel Services Corp.	261	11,252

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2013

Security	Shares	Value

Yum! Brands Inc.	1,637	$106,307
Zale Corp.[a]	92	453

		2,758,106
SAVINGS & LOANS — 0.05%
Astoria Financial Corp.	216	2,104
BankUnited Inc.	209	5,622
Flagstar Bancorp Inc.[a]	100	1,573
New York Community Bancorp Inc.	1,556	20,773
Provident Financial Services Inc.	197	2,921
Provident New York Bancorp	139	1,241

		34,234
SEMICONDUCTORS — 0.63%
Advanced Micro Devices Inc.[a,b]	1,805	4,693
Advanced Semiconductor Engineering Inc. SP ADR	3,183	12,700
Aeroflex Holding Corp.[a,b]	283	1,978
Emulex Corp.[a]	312	2,384
Fairchild Semiconductor International Inc.[a]	326	4,815
Freescale Semiconductor Ltd.[a,b]	97	1,402
Inphi Corp.[a]	72	578
International Rectifier Corp.[a,b]	192	3,742
Magnachip Semiconductor Corp.[a]	60	961
MaxLinear Inc. Class Aa	64	331
MEMC Electronic Materials Inc.[a]	821	3,415
Semiconductor Manufacturing International Corp. SP ADR[a]	1,792	5,448
STMicroelectronics NV NYS	2,347	20,255
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	17,750	314,885
Teradyne Inc.[a,b]	602	9,728
United Microelectronics Corp. SP ADR	9,031	17,701

		405,016
SHIPBUILDING — 0.01%
Huntington Ingalls Industries Inc.	178	7,885

		7,885
SOFTWARE — 0.88%
Broadridge Financial Solutions Inc.	440	10,371
Dun & Bradstreet Corp. (The)	162	13,209
Envestnet Inc.[a]	72	1,002
Fair Isaac Corp.	101	4,552
Fidelity National Information Services Inc.	1,072	39,782
InterXion Holding NVa	160	3,678

Security	Shares	Value

Konami Corp. SP ADR	345	$7,266
MSCI Inc. Class Aa	364	12,281
NetSuite Inc.[a]	259	18,190
PROS Holdings Inc.[a]	72	1,588
Red Hat Inc.[a]	721	40,059
Rosetta Stone Inc.[a]	43	557
Salesforce.com Inc.[a,b]	413	71,090
SAP AG SP ADR	3,320	272,306
Schawk Inc.	40	514
ServiceNow Inc.[a]	60	1,663
SolarWinds Inc.[a]	211	11,483
Solera Holdings Inc.	259	14,196
SYNNEX Corp.[a]	88	3,164
Tyler Technologies Inc.[a]	105	5,675
VeriFone Systems Inc.[a]	370	12,846
VMware Inc. Class Aa	313	23,938

		569,410
STORAGE & WAREHOUSING — 0.00%
Wesco Aircraft Holdings Inc.[a]	73	1,010

		1,010
TELECOMMUNICATIONS — 5.14%
Alcatel-Lucent SP ADR[a]	7,312	12,138
Amdocs Ltd.	486	17,345
America Movil SAB de CV Series L SP ADR	7,780	195,745
Anixter International Inc.	118	7,939
AT&T Inc.	20,990	730,242
BCE Inc.	2,845	126,375
British Telecommunications PLC SP ADR	2,625	103,582
Calix Inc.[a]	126	1,026
Cellcom Israel Ltd.	150	1,175
CenturyLink Inc.	2,290	92,631
China Mobile Ltd. SP ADR	3,874	211,908
China Telecom Corp. Ltd. Class H SP ADR	463	25,303
China Unicom (Hong Kong) Ltd. SP ADR	1,688	26,991
Chunghwa Telecom Co. Ltd. SP ADR	1,841	58,857
Cincinnati Bell Inc.[a]	707	3,358
Corning Inc.	5,439	65,268
Crown Castle International Corp.[a]	945	66,641
DigitalGlobe Inc.[a,b]	118	3,300
France Telecom SA SP ADR	7,022	80,051
Harris Corp.	412	19,034
IDT Corp. Class B	71	726
Juniper Networks Inc.[a,b]	1,593	35,651

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2013

Security	Shares	Value

KT Corp. SP ADR[a]	1,774	$30,052
Level 3 Communications Inc.[a]	465	11,076
MetroPCS Communications Inc.[a]	984	9,870
Mobile TeleSystems OJSC SP ADR	2,222	43,685
Motorola Solutions Inc.	1,014	59,207
NeoPhotonics Corp.[a]	56	324
NeuStar Inc. Class Aa	225	10,157
Nippon Telegraph and Telephone Corp. SP ADR	4,839	101,909
Nokia OYJ SP ADR[b]	13,860	54,331
NTT DOCOMO Inc. SP ADR	4,671	70,859
Oi SA SP ADR	331	1,665
Philippine Long Distance Telephone Co. SP ADR	275	18,939
Plantronics Inc.	141	5,798
Portugal Telecom SGPS SA SP ADR	1,958	11,298
Premiere Global Services Inc.[a,b]	184	1,724
Primus Telecommunications Group Inc.	126	1,346
PT Indosat Tbk SP ADR	112	3,903
PT Telekomunikasi Indonesia SP ADR	919	36,438
Rogers Communications Inc. Class B	1,325	61,599
SK Telecom Co. Ltd. SP ADR	1,670	28,307
Sprint Nextel Corp.[a]	11,122	62,617
Tata Communications Ltd. SP ADR	212	1,840
Telecom Argentina SA SP ADR	287	4,555
Telecom Italia SpA RNC SP ADR	2,135	18,062
Telecom Italia SpA SP ADR	3,608	35,647
Telefonica SA SP ADR	15,000	215,400
Telephone & Data Systems Inc.	301	7,612
TELUS Corp. NVS	556	37,408
TIM Participacoes SA SP ADR	616	13,552
Turkcell Iletisim Hizmetleri AS SP ADR[a]	1,182	18,486
United States Cellular Corp.[a,b]	27	1,027
Verizon Communications Inc.	10,559	460,478
VimpelCom Ltd. SP ADR	743	8,923
Vonage Holdings Corp.[a]	150	392

		3,333,772
TEXTILES — 0.03%
Mohawk Industries Inc.[a]	150	15,249
UniFirst Corp.	28	2,289

		17,538

Security	Shares	Value

TOYS, GAMES & HOBBIES — 0.00%
LeapFrog Enterprises Inc.[a,b]	178	$1,604

		1,604
TRANSPORTATION — 1.63%
Aegean Marine Petroleum Network Inc.	64	433
Baltic Trading Ltd.	58	187
Bristow Group Inc.	110	6,268
CAI International Inc.[a]	44	1,104
Canadian National Railway Co.	1,565	149,708
Canadian Pacific Railway Ltd.	637	73,593
Celadon Group Inc.	80	1,585
Con-way Inc.	198	6,213
Costamare Inc.	47	740
CSX Corp.	3,378	74,417
Danaos Corp.[a]	160	650
DHT Holdings Inc.	18	82
Diana Shipping Inc.[a]	98	855
Excel Maritime Carriers Ltd.[a]	177	98
FedEx Corp.	1,072	108,754
Frontline Ltd.[a]	184	639
Genco Shipping & Trading Ltd.[a]	110	367
Genesee & Wyoming Inc. Class Aa	159	13,448
Guangshen Railway Co. Ltd. Class H SP ADR	104	2,220
GulfMark Offshore Inc. Class A	65	2,259
International Shipholding Corp.	24	458
Kansas City Southern Industries Inc.	404	37,616
Kirby Corp.[a,b]	205	14,483
Knight Transportation Inc.	200	3,190
Matson Inc.	148	4,057
MFC Industrial Ltd.	166	1,627
Navios Maritime Holdings Inc.	276	1,032
Nordic American Tankers Ltd.[b]	170	1,469
Norfolk Southern Corp.	1,160	79,889
Roadrunner Transportation Systems Inc.[a]	55	1,106
Ryder System Inc.	188	10,675
Safe Bulkers Inc.	88	354
Scorpio Tankers Inc.[a,b]	204	1,720
Seaspan Corp.	130	2,436
Ship Finance International Ltd.	214	3,608
Swift Transportation Co.[a]	83	1,134
Teekay Corp.	153	5,383
Teekay Tankers Ltd. Class Ab	348	995
Tidewater Inc.	184	9,047

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2013

Security	Shares	Value

Tsakos Energy Navigation Ltd.[b]	236	$996
Union Pacific Corp.	1,698	223,219
United Parcel Service Inc. Class B	2,669	211,625

		1,059,739
TRUCKING & LEASING — 0.02%
GATX Corp.	132	6,250
Greenbrier Companies Inc. (The)[a]	85	1,694
TAL International Group Inc.	108	4,525
Textainer Group Holdings Ltd.[b]	65	2,695

		15,164
WATER — 0.13%
American States Water Co.	67	3,387
American Water Works Co. Inc.	592	22,662
Aqua America Inc.	533	14,513
California Water Service Group	150	2,925
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	432	19,228
SJW Corp.	114	3,092
Veolia Environnement SP ADR	1,336	16,967

		82,774
TOTAL COMMON STOCKS
(Cost: $69,501,452)		64,767,334

SHORT-TERM INVESTMENTS — 3.80%

MONEY MARKET FUNDS — 3.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	2,185,983	2,185,983
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	152,992	152,992
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	121,533	121,533

		2,460,508

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,460,508)		2,460,508

Value

TOTAL INVESTMENTS IN SECURITIES — 103.65%
(Cost: $71,961,960)	$67,227,842
Other Assets, Less Liabilities — (3.65)%	(2,364,856)

NET ASSETS — 100.00%	$64,862,986

NVS  —  Non-Voting Shares

NYS  —  New York Registered Shares

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NYSE 100 INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.72%

AEROSPACE & DEFENSE — 2.40%
Boeing Co. (The)	5,203	$384,346
General Dynamics Corp.	2,797	185,441
Lockheed Martin Corp.	1,683	146,202
United Technologies Corp.	7,347	643,377

		1,359,366
AGRICULTURE — 3.05%
Altria Group Inc.	16,237	546,862
Philip Morris International Inc.	13,390	1,180,463

		1,727,325
APPAREL — 0.55%
Nike Inc. Class B	5,729	309,652

		309,652
AUTO MANUFACTURERS — 0.92%
Ford Motor Co.	27,023	349,948
General Motors Co.[a]	6,122	171,967

		521,915
BANKS — 12.28%
Bank of America Corp.	86,388	977,912
Bank of New York Mellon Corp. (The)	9,258	251,447
Capital One Financial Corp.	4,569	257,326
Citigroup Inc.	23,505	990,971
Goldman Sachs Group Inc. (The)	3,694	546,195
J.P. Morgan Chase & Co.	30,165	1,419,263
Morgan Stanley	12,323	281,580
PNC Financial Services Group Inc. (The)[b]	4,232	261,538
U.S. Bancorp	14,927	494,084
Wells Fargo & Co.	42,195	1,469,652

		6,949,968
BEVERAGES — 3.94%
Coca-Cola Co. (The)	35,590	1,325,372
PepsiCo Inc.	12,398	903,194

		2,228,566
CHEMICALS — 2.34%
Dow Chemical Co. (The)	8,541	275,020
E.I. du Pont de Nemours and Co.	7,484	355,116
Monsanto Co.	4,249	430,636
Praxair Inc.	2,378	262,460

		1,323,232

Security	Shares	Value

COMMERCIAL SERVICES — 0.82%
MasterCard Inc. Class A	890	$461,376

		461,376
COMPUTERS — 5.13%
Accenture PLC Class A	6,021	432,850
EMC Corp.[a,c]	16,732	411,775
Hewlett-Packard Co.	15,618	257,853
International Business Machines Corp.	8,875	1,802,246

		2,904,724
COSMETICS & PERSONAL CARE — 3.57%
Colgate-Palmolive Co.	3,488	374,507
Procter & Gamble Co. (The)	21,916	1,647,206

		2,021,713
DIVERSIFIED FINANCIAL SERVICES — 2.70%
American Express Co.	7,718	453,896
BlackRock Inc.[b]	1,059	250,220
Franklin Resources Inc.	1,087	148,788
Visa Inc. Class A	4,293	677,908

		1,530,812
ELECTRIC — 2.05%
Dominion Resources Inc.	4,598	248,798
Duke Energy Corp.	5,652	388,519
Exelon Corp.	6,837	214,955
Southern Co. (The)	7,019	310,450

		1,162,722
ELECTRICAL COMPONENTS & EQUIPMENT — 0.58%
Emerson Electric Co.	5,751	329,245

		329,245
ELECTRONICS — 0.68%
Honeywell International Inc.	5,658	386,102

		386,102
FOOD — 0.38%
General Mills Inc.	5,164	216,578

		216,578
HEALTH CARE — PRODUCTS — 1.55%
Baxter International Inc.	3,913	265,458
Covidien PLC	3,751	233,837
Medtronic Inc.	8,117	378,252

		877,547

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

January 31, 2013

Security	Shares	Value

HEALTH CARE — SERVICES — 0.79%
UnitedHealth Group Inc.	8,100	$447,201

		447,201
HOUSEHOLD PRODUCTS & WARES — 0.50%
Kimberly-Clark Corp.	3,141	281,151

		281,151
INSURANCE — 3.55%
American International Group Inc.[a]	11,814	446,924
Berkshire Hathaway Inc. Class Ba	8,727	845,908
MetLife Inc.	7,072	264,069
Prudential Financial Inc.	3,697	213,982
Travelers Companies Inc. (The)	3,053	239,538

		2,010,421
LODGING — 0.30%
Las Vegas Sands Corp.	3,097	171,109

		171,109
MACHINERY — 1.32%
Caterpillar Inc.	4,616	454,168
Deere & Co.	3,115	292,997

		747,165
MANUFACTURING — 5.14%
3M Co.	5,490	552,020
Danaher Corp.	4,656	279,034
General Electric Co.	84,051	1,872,656
Illinois Tool Works Inc.	3,301	207,402

		2,911,112
MEDIA — 1.92%
Time Warner Inc.	7,598	383,851
Walt Disney Co. (The)	13,068	704,104

		1,087,955
MINING — 1.22%
Freeport-McMoRan Copper & Gold Inc.	7,293	257,078
Newmont Mining Corp.	3,934	169,005
Southern Copper Corp.	6,767	266,552

		692,635
OIL & GAS — 13.37%
Anadarko Petroleum Corp.	4,012	321,040
Apache Corp.	3,099	259,572
Chevron Corp.	15,687	1,806,358
ConocoPhillips	9,731	564,398
Devon Energy Corp.	3,209	183,523

Security	Shares	Value

EOG Resources Inc.	2,168	$270,957
Exxon Mobil Corp.	36,544	3,287,864
Occidental Petroleum Corp.	6,432	567,752
Phillips 66	5,017	303,880

		7,565,344
OIL & GAS SERVICES — 2.44%
Halliburton Co.	7,426	302,089
National Oilwell Varco Inc.	3,348	248,221
Schlumberger Ltd.	10,641	830,530

		1,380,840
PHARMACEUTICALS — 11.15%
Abbott Laboratories	12,679	429,565
AbbVie Inc.	12,679	465,193
Allergan Inc.	2,412	253,284
Bristol-Myers Squibb Co.	13,239	478,457
Eli Lilly and Co.	8,192	439,828
Johnson & Johnson	22,212	1,641,911
Merck & Co. Inc.	22,905	990,641
Pfizer Inc.	59,013	1,609,875

		6,308,754
PIPELINES — 0.31%
Kinder Morgan Inc.	4,722	176,886

		176,886
REAL ESTATE INVESTMENT TRUSTS — 0.62%
Simon Property Group Inc.[c]	2,179	349,032

		349,032
RETAIL — 7.50%
CVS Caremark Corp.	9,996	511,795
Home Depot Inc. (The)	9,707	649,593
Lowe’s Companies Inc.	8,973	342,679
McDonald’s Corp.	8,047	766,799
Target Corp.	4,912	296,734
TJX Companies Inc. (The)	5,019	226,758
Wal-Mart Stores Inc.	13,138	919,003
Walgreen Co.	7,595	303,496
Yum! Brands Inc.	3,543	230,082

		4,246,939
TELECOMMUNICATIONS — 4.56%
AT&T Inc.	45,527	1,583,884
Verizon Communications Inc.	22,834	995,791

		2,579,675

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

January 31, 2013

Security	Shares	Value

TRANSPORTATION — 2.09%
FedEx Corp.	2,338	$237,190
Union Pacific Corp.	3,697	486,008
United Parcel Service Inc. Class B	5,804	460,199

		1,183,397

TOTAL COMMON STOCKS
(Cost: $53,554,158)		56,450,459

SHORT-TERM INVESTMENTS — 0.72%

MONEY MARKET FUNDS — 0.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,d,e]	322,434	322,434
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,d,e]	22,566	22,566
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,d]	59,724	59,724

		404,724

TOTAL SHORT-TERM INVESTMENTS
(Cost: $404,724)		404,724

TOTAL INVESTMENTS IN SECURITIES — 100.44%
(Cost: $53,958,882)		56,855,183
Other Assets, Less Liabilities — (0.44)%		(247,935)

NET ASSETS — 100.00%		$56,607,248

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2013

	iShares S&P North American Technology Sector Index Fund	iShares S&P North American Technology-Multimedia Networking Index Fund	iShares S&P North American Technology-Software Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$453,341,886	$335,613,721	$655,217,661
Affiliated (Note 2)	16,343,657	43,027,465	80,915,795

Total cost of investments	$469,685,543	$378,641,186	$736,133,456

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$470,737,529	$313,497,748	$673,630,084
Affiliated (Note 2)	16,343,657	43,027,465	80,915,795

Total fair value of investments	487,081,186	356,525,213	754,545,879
Receivables:
Investment securities sold	518,761	—	—
Dividends and interest	57,179	31,571	50,058
Capital shares sold	—	6,752	526

Total Assets	487,657,126	356,563,536	754,596,463

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	16,124,506	42,592,246	80,575,724
Capital shares redeemed	530,770	—	—
Investment advisory fees (Note 2)	191,980	113,995	269,611

Total Liabilities	16,847,256	42,706,241	80,845,335

NET ASSETS	$470,809,870	$313,857,295	$673,751,128

Net assets consist of:
Paid-in capital	$458,870,766	$444,090,874	$701,423,714
Undistributed (distributions in excess of) net investment income	(161,926)	141,191	(120,306)
Accumulated net realized loss	(5,294,613)	(108,258,797)	(45,964,703)
Net unrealized appreciation (depreciation)	17,395,643	(22,115,973)	18,412,423

NET ASSETS	$470,809,870	$313,857,295	$673,751,128

Shares outstanding[b]	6,700,000	10,550,000	10,100,000

Net asset value per share	$70.27	$29.75	$66.71

[a]	Securities on loan with values of $15,698,039, $41,266,694 and $78,657,082, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2013

	iShares S&P North American Natural Resources Sector Index Fund	iShares PHLX SOX Semiconductor Sector Index Fund	iShares NYSE Composite Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$1,809,252,221	$260,614,216	$69,262,784
Affiliated (Note 2)	38,803,360	14,588,132	2,699,176

Total cost of investments	$1,848,055,581	$275,202,348	$71,961,960

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,883,656,445	$218,177,812	$64,525,486
Affiliated (Note 2)	38,803,360	14,588,132	2,702,356

Total fair value of investments	1,922,459,805	232,765,944	67,227,842
Cash	—	—	3,413
Receivables:
Investment securities sold	—	—	77
Dividends and interest	861,740	128,623	79,637
Capital shares sold	10,184	—	—

Total Assets	1,923,331,729	232,894,567	67,310,969

LIABILITIES
Payables:
Investment securities purchased	—	—	95,469
Collateral for securities on loan (Note 5)	37,573,842	14,325,994	2,338,975
Capital shares redeemed	—	3,676	—
Investment advisory fees (Note 2)	747,197	93,082	13,539

Total Liabilities	38,321,039	14,422,752	2,447,983

NET ASSETS	$1,885,010,690	$218,471,815	$64,862,986

Net assets consist of:
Paid-in capital	$1,993,689,617	$310,098,993	$84,370,635
Undistributed (distributions in excess of) net investment income	(4,228,660)	(5,801)	27,811
Accumulated net realized loss	(178,854,603)	(49,184,973)	(14,801,334)
Net unrealized appreciation (depreciation)	74,404,336	(42,436,404)	(4,734,126)

NET ASSETS	$1,885,010,690	$218,471,815	$64,862,986

Shares outstanding[b]	46,800,000	3,900,000	800,000

Net asset value per share	$40.28	$56.02	$81.08

[a]	Securities on loan with values of $36,468,080, $13,728,961 and $2,278,271, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2013

iShares NYSE 100 Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$53,111,672
Affiliated (Note 2)	847,210

Total cost of investments	$53,958,882

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$55,938,701
Affiliated (Note 2)	916,482

Total fair value of investments	56,855,183
Receivables:
Dividends and interest	106,503

Total Assets	56,961,686

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	345,000
Investment advisory fees (Note 2)	9,438

Total Liabilities	354,438

NET ASSETS	$56,607,248

Net assets consist of:
Paid-in capital	$75,361,944
Undistributed net investment income	109,988
Accumulated net realized loss	(21,760,985)
Net unrealized appreciation	2,896,301

NET ASSETS	$56,607,248

Shares outstanding[b]	800,000

Net asset value per share	$70.76

[a]	Securities on loan with a value of $327,476. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2013

	iShares S&P North American Technology Sector Index Fund	iShares S&P North American Technology-Multimedia Networking Index Fund	iShares S&P North American Technology-Software Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$4,167,022	$6,101,578	$2,013,021
Interest — affiliated (Note 2)	229	190	173
Securities lending income — affiliated (Note 2)	68,179	88,884	289,800

Total investment income	4,235,430	6,190,652	2,302,994

EXPENSES
Investment advisory fees (Note 2)	1,225,091	575,953	1,533,827

Total expenses	1,225,091	575,953	1,533,827

Net investment income	3,010,339	5,614,699	769,167

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,265,577)	(34,980,061)	(7,571,456)
In-kind redemptions — unaffiliated	34,262,184	1,397,065	8,839,321

Net realized gain (loss)	26,996,607	(33,582,996)	1,267,865

Net change in unrealized appreciation/depreciation	2,686,452	77,883,928	72,538,507

Net realized and unrealized gain	29,683,059	44,300,932	73,806,372

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,693,398	$49,915,631	$74,575,539

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2013

	iShares S&P North American Natural Resources Sector Index Fund	iShares PHLX SOX Semiconductor Sector Index Fund	iShares NYSE Composite Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$16,929,855	$1,746,177	$820,753
Dividends — affiliated (Note 2)	—	—	3,366
Interest — affiliated (Note 2)	703	90	34
Securities lending income — affiliated (Note 2)	215,012	69,671	7,061

Total investment income	17,145,570	1,815,938	831,214

EXPENSES
Investment advisory fees (Note 2)	4,342,097	529,632	77,795

Total expenses	4,342,097	529,632	77,795

Net investment income	12,803,473	1,286,306	753,419

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(16,567,122)	(6,515,627)	(758,584)
Investments — affiliated (Note 2)	—	—	(1,781)
In-kind redemptions — unaffiliated	26,034,919	9,406,410	40,452
In-kind redemptions — affiliated (Note 2)	—	—	(715)
Foreign currency transactions	2,658	—	(64)

Net realized gain (loss)	9,470,455	2,890,783	(720,692)

Net change in unrealized appreciation/depreciation	168,021,097	12,561,575	8,310,210

Net realized and unrealized gain	177,491,552	15,452,358	7,589,518

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$190,295,025	$16,738,664	$8,342,937

[a]	Net of foreign withholding tax of $581,980, $4,024 and $22,954, respectively.

See notes to financial statements.

60	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2013

iShares NYSE 100 Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$748,933
Dividends — affiliated (Note 2)	7,110
Interest — affiliated (Note 2)	27
Securities lending income — affiliated (Note 2)	122

Total investment income	756,192

EXPENSES
Investment advisory fees (Note 2)	54,363

Total expenses	54,363

Net investment income	701,829

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(114,622)
Investments — affiliated (Note 2)	100
In-kind redemptions — unaffiliated	358,043
In-kind redemptions — affiliated (Note 2)	1,595

Net realized gain	245,116

Net change in unrealized appreciation/depreciation	4,416,314

Net realized and unrealized gain	4,661,430

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,363,259

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P North American Technology Sector Index Fund		iShares S&P North American Technology-Multimedia Networking Index Fund
	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,010,339	$2,555,347	$5,614,699	$1,153,139
Net realized gain (loss)	26,996,607	18,291,885	(33,582,996)	(7,356,117)
Net change in unrealized appreciation/depreciation	2,686,452	966,121	77,883,928	(38,963,531)

Net increase (decrease) in net assets resulting from operations	32,693,398	21,813,353	49,915,631	(45,166,509)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,172,265)	(2,627,980)	(5,473,508)	(1,153,139)
Return of capital	—	—	—	(142,439)

Total distributions to shareholders	(3,172,265)	(2,627,980)	(5,473,508)	(1,295,578)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	88,066,411	125,620,670	82,922,259	172,024,278
Cost of shares redeemed	(126,680,141)	(80,117,129)	(10,929,253)	(122,814,678)

Net increase (decrease) in net assets from capital share transactions	(38,613,730)	45,503,541	71,993,006	49,209,600

INCREASE (DECREASE) IN NET ASSETS	(9,092,597)	64,688,914	116,435,129	2,747,513

NET ASSETS
Beginning of period	479,902,467	415,213,553	197,422,166	194,674,653

End of period	$470,809,870	$479,902,467	$313,857,295	$197,422,166

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(161,926)	$—	$141,191	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,300,000	1,900,000	2,900,000	5,950,000
Shares redeemed	(1,900,000)	(1,300,000)	(400,000)	(4,600,000)

Net increase (decrease) in shares outstanding	(600,000)	600,000	2,500,000	1,350,000

See notes to financial statements.

62	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P North American Technology-Software Index Fund		iShares S&P North American Natural Resources Sector Index Fund
	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$769,167	$855,142	$12,803,473	$24,234,512
Net realized gain	1,267,865	35,287,296	9,470,455	68,942,227
Net change in unrealized appreciation/depreciation	72,538,507	(53,786,883)	168,021,097	(440,494,172)

Net increase (decrease) in net assets resulting from operations	74,575,539	(17,644,445)	190,295,025	(347,317,433)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(889,473)	(927,449)	(17,176,108)	(23,455,194)

Total distributions to shareholders	(889,473)	(927,449)	(17,176,108)	(23,455,194)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	66,125,637	401,390,050	127,963,470	172,079,874
Cost of shares redeemed	(65,592,146)	(368,400,088)	(108,592,426)	(333,028,076)

Net increase (decrease) in net assets from capital share transactions	533,491	32,989,962	19,371,044	(160,948,202)

INCREASE (DECREASE) IN NET ASSETS	74,219,557	14,418,068	192,489,961	(531,720,829)

NET ASSETS
Beginning of period	599,531,571	585,113,503	1,692,520,729	2,224,241,558

End of period	$673,751,128	$599,531,571	$1,885,010,690	$1,692,520,729

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(120,306)	$—	$(4,228,660)	$143,975

SHARES ISSUED AND REDEEMED
Shares sold	1,050,000	6,650,000	3,300,000	4,550,000
Shares redeemed	(1,050,000)	(6,450,000)	(2,800,000)	(8,650,000)

Net increase (decrease) in shares outstanding	—	200,000	500,000	(4,100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares PHLX SOX Semiconductor Sector Index Fund		iShares NYSE Composite Index Fund
	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,286,306	$2,387,055	$753,419	$1,771,111
Net realized gain (loss)	2,890,783	1,879,562	(720,692)	(3,109,195)
Net change in unrealized appreciation/depreciation	12,561,575	(4,304,409)	8,310,210	92,199

Net increase (decrease) in net assets resulting from operations	16,738,664	(37,792)	8,342,937	(1,245,885)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,756,933)	(2,028,998)	(823,167)	(1,793,077)

Total distributions to shareholders	(1,756,933)	(2,028,998)	(823,167)	(1,793,077)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	409,999,566	1,045,019,706	—	—
Cost of shares redeemed	(415,259,411)	(999,256,836)	(7,384,308)	(17,297,048)

Net increase (decrease) in net assets from capital share transactions	(5,259,845)	45,762,870	(7,384,308)	(17,297,048)

INCREASE (DECREASE) IN NET ASSETS	9,721,886	43,696,080	135,462	(20,336,010)

NET ASSETS
Beginning of period	208,749,929	165,053,849	64,727,524	85,063,534

End of period	$218,471,815	$208,749,929	$64,862,986	$64,727,524

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(5,801)	$464,826	$27,811	$97,559

SHARES ISSUED AND REDEEMED
Shares sold	7,850,000	19,850,000	—	—
Shares redeemed	(7,950,000)	(19,000,000)	(100,000)	(250,000)

Net increase (decrease) in shares outstanding	(100,000)	850,000	(100,000)	(250,000)

See notes to financial statements.

64	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares NYSE 100 Index Fund
	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$701,829	$1,339,758
Net realized gain (loss)	245,116	(945,744)
Net change in unrealized appreciation/depreciation	4,416,314	3,907,397

Net increase in net assets resulting from operations	5,363,259	4,301,411

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(719,100)	(1,319,711)

Total distributions to shareholders	(719,100)	(1,319,711)

CAPITAL SHARE TRANSACTIONS:
Cost of shares redeemed	(3,298,507)	(5,985,027)

Net decrease in net assets from capital share transactions	(3,298,507)	(5,985,027)

INCREASE (DECREASE) IN NET ASSETS	1,345,652	(3,003,327)

NET ASSETS
Beginning of period	55,261,596	58,264,923

End of period	$56,607,248	$55,261,596

Undistributed net investment income included in net assets at end of period	$109,988	$127,259

SHARES REDEEMED
Shares redeemed	(50,000)	(100,000)

Net decrease in shares outstanding	(50,000)	(100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	65

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology Sector Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008
Net asset value, beginning of period	$65.74	$61.97	$52.01	$45.93	$51.89	$56.11

Income from investment operations:
Net investment income[a]	0.40	0.40	0.28	0.19	0.21	0.11
Net realized and unrealized gain (loss)[b]	4.54	3.80	9.98	6.10	(5.94)	(4.21)

Total from investment operations	4.94	4.20	10.26	6.29	(5.73)	(4.10)

Less distributions from:
Net investment income	(0.41)	(0.43)	(0.30)	(0.21)	(0.23)	(0.10)
Return of capital	—	—	—	—	—	(0.02)

Total distributions	(0.41)	(0.43)	(0.30)	(0.21)	(0.23)	(0.12)

Net asset value, end of period	$70.27	$65.74	$61.97	$52.01	$45.93	$51.89

Total return	7.53%[c]	6.80%	19.73%	13.67%	(10.91)%	(7.32)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$470,810	$479,902	$415,214	$384,854	$332,973	$337,314
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.18%	0.64%	0.46%	0.36%	0.52%	0.20%
Portfolio turnover rate[e]	6%	9%	12%	11%	9%	6%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares S&P North American Technology-Multimedia Networking Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008
Net asset value, beginning of period	$24.52	$29.06	$27.42	$24.70	$28.86	$35.33

Income from investment operations:
Net investment income (loss)[a]	0.64	0.15	(0.02)	0.05	0.05	(0.03)
Net realized and unrealized gain (loss)[b]	5.21	(4.53)	1.69	2.74	(4.15)	(6.44)

Total from investment operations	5.85	(4.38)	1.67	2.79	(4.10)	(6.47)

Less distributions from:
Net investment income	(0.62)	(0.14)	(0.03)	(0.05)	(0.05)	—
Return of capital	—	(0.02)	—	(0.02)	(0.01)	(0.00)[c]

Total distributions	(0.62)	(0.16)	(0.03)	(0.07)	(0.06)	(0.00)[c]

Net asset value, end of period	$29.75	$24.52	$29.06	$27.42	$24.70	$28.86

Total return	23.94%[d]	(15.12)%	6.07%	11.31%	(14.12)%	(18.31)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$313,857	$197,422	$194,675	$183,688	$161,778	$93,811
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[e]	4.68%	0.54%	(0.05)%	0.18%	0.24%	(0.10)%
Portfolio turnover rate[f]	13%	33%	28%	25%	34%	23%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology-Software Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008
Net asset value, beginning of period	$59.36	$59.10	$47.24	$40.70	$47.47	$45.83

Income from investment operations:
Net investment income (loss)[a]	0.08	0.09	(0.07)	(0.05)	(0.03)	(0.14)
Net realized and unrealized gain (loss)[b]	7.36	0.27	11.93	6.59	(6.74)	1.78

Total from investment operations	7.44	0.36	11.86	6.54	(6.77)	1.64

Less distributions from:
Net investment income	(0.09)	(0.10)	—	—	—	—

Total distributions	(0.09)	(0.10)	—	—	—	—

Net asset value, end of period	$66.71	$59.36	$59.10	$47.24	$40.70	$47.47

Total return	12.54%[c]	0.61%	25.11%	16.07%	(14.26)%	3.58%

Ratios/Supplemental data:
Net assets, end of period (000s)	$673,751	$599,532	$585,114	$264,542	$301,147	$441,477
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[d]	0.24%	0.16%	(0.12)%	(0.11)%	(0.09)%	(0.30)%
Portfolio turnover rate[e]	12%	10%	18%	14%	22%	18%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Natural Resources Sector Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008[a]
Net asset value, beginning of period	$36.56	$44.13	$32.93	$29.75	$43.45	$40.04

Income from investment operations:
Net investment income[b]	0.28	0.51	0.41	0.49	0.37	0.32
Net realized and unrealized gain (loss)[c]	3.81	(7.59)	11.37	3.06	(13.72)	3.41

Total from investment operations	4.09	(7.08)	11.78	3.55	(13.35)	3.73

Less distributions from:
Net investment income	(0.37)	(0.49)	(0.58)	(0.37)	(0.35)	(0.32)

Total distributions	(0.37)	(0.49)	(0.58)	(0.37)	(0.35)	(0.32)

Net asset value, end of period	$40.28	$36.56	$44.13	$32.93	$29.75	$43.45

Total return	11.24%[d]	(16.04)%	35.89%	11.88%	(30.55)%	9.25%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,885,011	$1,692,521	$2,224,242	$1,582,047	$1,427,861	$2,157,091
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.42%	1.34%	1.00%	1.46%	1.30%	0.73%
Portfolio turnover rate[f]	3%	8%	11%	7%	18%	8%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares PHLX SOX Semiconductor Sector Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008
Net asset value, beginning of period	$52.19	$52.40	$45.98	$42.29	$46.99	$65.92

Income from investment operations:
Net investment income[a]	0.31	0.55	0.44	0.40	0.38	0.31
Net realized and unrealized gain (loss)[b]	3.94	(0.32)	6.49	3.73	(4.70)	(18.94)

Total from investment operations	4.25	0.23	6.93	4.13	(4.32)	(18.63)

Less distributions from:
Net investment income	(0.42)	(0.44)	(0.51)	(0.44)	(0.38)	(0.29)
Return of capital	—	—	—	—	—	(0.01)

Total distributions	(0.42)	(0.44)	(0.51)	(0.44)	(0.38)	(0.30)

Net asset value, end of period	$56.02	$52.19	$52.40	$45.98	$42.29	$46.99

Total return	8.21%[c]	0.45%	15.02%	9.72%	(8.87)%	(28.35)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$218,472	$208,750	$165,054	$280,466	$226,250	$180,919
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.17%	1.06%	0.81%	0.86%	1.07%	0.55%
Portfolio turnover rate[e]	8%	27%	52%	9%	15%	14%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE Composite Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008
Net asset value, beginning of period	$71.92	$73.97	$64.17	$58.96	$77.38	$87.41

Income from investment operations:
Net investment income[a]	0.93	1.75	1.55	1.41	1.69	2.10
Net realized and unrealized gain (loss)[b]	9.26	(2.02)	9.93	5.26	(18.44)	(10.14)

Total from investment operations	10.19	(0.27)	11.48	6.67	(16.75)	(8.04)

Less distributions from:
Net investment income	(1.03)	(1.78)	(1.68)	(1.46)	(1.67)	(1.99)

Total distributions	(1.03)	(1.78)	(1.68)	(1.46)	(1.67)	(1.99)

Net asset value, end of period	$81.08	$71.92	$73.97	$64.17	$58.96	$77.38

Total return	14.25%[c]	(0.22)%	17.97%	11.34%	(21.44)%	(9.38)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$64,863	$64,728	$85,064	$99,471	$100,239	$116,068
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.42%	2.50%	2.15%	2.18%	3.08%	2.45%
Portfolio turnover rate[e]	5%	11%	5%	8%	6%	5%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE 100 Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008
Net asset value, beginning of period	$65.01	$61.33	$53.41	$49.68	$64.74	$76.24

Income from investment operations:
Net investment income[a]	0.87	1.51	1.34	1.22	1.45	1.82
Net realized and unrealized gain (loss)[b]	5.78	3.66	7.92	3.74	(15.02)	(11.32)

Total from investment operations	6.65	5.17	9.26	4.96	(13.57)	(9.50)

Less distributions from:
Net investment income	(0.90)	(1.49)	(1.34)	(1.23)	(1.49)	(2.00)

Total distributions	(0.90)	(1.49)	(1.34)	(1.23)	(1.49)	(2.00)

Net asset value, end of period	$70.76	$65.01	$61.33	$53.41	$49.68	$64.74

Total return	10.30%[c]	8.64%	17.42%	9.96%	(20.90)%	(12.76)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$56,607	$55,262	$58,265	$61,420	$64,583	$90,640
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.58%	2.49%	2.24%	2.26%	2.97%	2.47%
Portfolio turnover rate[e]	3%	10%	7%	9%	15%	15%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
S&P North American Technology Sector	Non-diversified
S&P North American Technology-Multimedia Networking	Non-diversified
S&P North American Technology-Software	Non-diversified
S&P North American Natural Resources Sector	Non-diversified
PHLX SOX Semiconductor Sector	Non-diversified
NYSE Composite	Diversified
NYSE 100	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

74	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
S&P North American Technology Sector
Assets:
Common Stocks	$470,737,529	$—	$—	$470,737,529
Short-Term Investments	16,343,657	—	—	16,343,657

	$487,081,186	$—	$—	$487,081,186

S&P North American Technology-Multimedia Networking
Assets:
Common Stocks	$313,497,748	$—	$—	$313,497,748
Short-Term Investments	43,027,465	—	—	43,027,465

	$356,525,213	$—	$—	$356,525,213

S&P North American Technology-Software
Assets:
Common Stocks	$673,630,084	$—	$—	$673,630,084
Short-Term Investments	80,915,795	—	—	80,915,795

	$754,545,879	$—	$—	$754,545,879

S&P North American Natural Resources Sector
Assets:
Common Stocks	$1,883,656,445	$—	$—	$1,883,656,445
Short-Term Investments	38,803,360	—	—	38,803,360

	$1,922,459,805	$—	$—	$1,922,459,805

PHLX SOX Semiconductor Sector
Assets:
Common Stocks	$218,177,812	$—	$—	$218,177,812
Short-Term Investments	14,588,132	—	—	14,588,132

	$232,765,944	$—	$—	$232,765,944

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
NYSE Composite
Assets:
Common Stocks	$64,767,282	$52	$—	$64,767,334
Short-Term Investments	2,460,508	—	—	2,460,508

	$67,227,790	$52	$—	$67,227,842

NYSE 100
Assets:
Common Stocks	$56,450,459	$—	$—	$56,450,459
Short-Term Investments	404,724	—	—	404,724

	$56,855,183	$—	$—	$56,855,183

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of January 31, 2013, if any, are disclosed in the Funds’ statements of assets and liabilities.

76	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares S&P North American Technology Sector, iShares S&P North American Technology-Multimedia Networking, iShares S&P North American Technology-Software, iShares S&P North American Natural Resources Sector and iShares PHLX SOX Semiconductor Sector Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
NYSE Composite	0.25%
NYSE 100	0.20

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended January 31, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P North American Technology Sector	$36,712
S&P North American Technology-Multimedia Networking	47,861
S&P North American Technology-Software	156,046
S&P North American Natural Resources Sector	115,776
PHLX SOX Semiconductor Sector	37,515
NYSE Composite	3,802
NYSE 100	66

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

78	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended January 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
NYSE Composite
BlackRock Inc.	629	9	(148)	490	$115,777	$1,682	$(1,050)
PennyMac Mortgage Investment Trust	112	116	(12)	216	5,746	144	49
PNC Financial Services Group Inc. (The)	2,124	83	(260)	1,947	120,325	1,540	(1,495)

					$241,848	$3,366	$(2,496)

NYSE 100
BlackRock Inc.	1,324	11	(276)	1,059	$250,220	$3,737	$(75)
PNC Financial Services Group Inc. (The)	4,472	67	(307)	4,232	261,538	3,373	1,770

					$511,758	$7,110	$1,695

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2013 were as follows:

iShares Index Fund	Purchases	Sales
S&P North American Technology Sector	$30,899,839	$31,488,761
S&P North American Technology-Multimedia Networking	31,155,804	30,952,914
S&P North American Technology-Software	74,083,754	73,856,219
S&P North American Natural Resources Sector	58,734,896	61,723,031
PHLX SOX Semiconductor Sector	16,651,571	17,194,658
NYSE Composite	3,244,361	3,330,812
NYSE 100	1,640,679	1,736,794

In-kind transactions (see Note 4) for the six months ended January 31, 2013 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P North American Technology Sector	$87,833,539	$125,379,603
S&P North American Technology-Multimedia Networking	82,796,575	10,913,311
S&P North American Technology-Software	66,091,090	65,530,013
S&P North American Natural Resources Sector	127,723,009	108,109,878
PHLX SOX Semiconductor Sector	409,368,661	414,611,307
NYSE Composite	—	7,323,152
NYSE 100	—	3,290,200

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of January 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of January 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

80	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of July 31, 2012, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Index Fund	Non- Expiring [a]	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P North American Technology Sector	$—	$143,622	$184,019	$1,580,603	$850,629	$5,220,553	$10,528,527	$6,671,782	$25,179,735
S&P North American Technology-Multimedia Networking	1,737,862	981,871	4,629,661	8,142,402	20,065,788	1,494,613	14,891,975	14,653,934	66,598,106
S&P North American Technology-Software	—	—	—	2,521,846	289,827	6,215,064	27,274,356	441,006	36,742,099
S&P North American Natural Resources Sector	14,028,636	—	1,870,831	785,924	2,497,939	17,704,391	84,798,764	13,660,242	135,346,727
PHLX SOX Semiconductor Sector	—	2,373	1,635,360	5,309,649	17,237,123	6,663,495	4,103,013	12,256,265	47,207,278
NYSE Composite	1,704,886	—	—	8,687	506,184	1,332,864	6,691,026	2,072,488	12,316,135
NYSE 100	236,842	—	208,513	123,690	775,077	4,111,123	14,666,625	1,103,778	21,225,648

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P North American Technology Sector	$476,797,028	$66,810,959	$(56,526,801)	$10,284,158
S&P North American Technology-Multimedia Networking	384,030,814	16,982,240	(44,487,841)	(27,505,601)
S&P North American Technology-Software	746,147,639	59,069,640	(50,671,400)	8,398,240
S&P North American Natural Resources Sector	1,902,666,207	271,493,642	(251,700,044)	19,793,598
PHLX SOX Semiconductor Sector	279,936,390	2,438,594	(49,609,040)	(47,170,446)
NYSE Composite	72,620,540	9,218,627	(14,611,325)	(5,392,698)
NYSE 100	54,345,143	8,619,851	(6,109,811)	2,510,040

Management has reviewed the tax positions as of January 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	81

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P North American Technology Sector	$0.39766	$—	$0.01332	$0.41098	97%	—%	3%	100%
S&P North American Technology- Multimedia Networking	0.49001	—	0.12566	0.61567	80	—	20	100
S&P North American Natural Resources Sector	0.30657	—	0.06505	0.37162	82	—	18	100
NYSE Composite	0.91574	—	0.11322	1.02896	89	—	11	100
NYSE 100	0.85067	—	0.04821	0.89888	95	—	5	100

82	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, The NASDAQ OMX Group, Inc. or New York Stock Exchange, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-71-0113

January 31, 2013

2013 Semi-Annual Report

iShares Trust

iShares FTSE Developed Small Cap ex-North America Index Fund  |  IFSM  |  NASDAQ

iShares MSCI ACWI Index Fund  |  ACWI  |  NASDAQ

iShares MSCI ACWI ex US Index Fund  |  ACWX  |  NASDAQ

iShares MSCI Emerging Markets Financials Sector Index Fund  |  EMFN  |  NASDAQ

iShares MSCI Emerging Markets Materials Sector Index Fund  |  EMMT  |  NASDAQ

iShares MSCI Europe Financials Sector Index Fund  |  EUFN  |  NASDAQ

iShares MSCI Far East Financials Sector Index Fund  |  FEFN  |  NASDAQ

iShares MSCI Kokusai Index Fund  |  TOK  |  NYSE Arca

Fund Performance Overview

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.61%	18.12%	16.53%	1.02%	0.94%	1.57%	(1.98)%	(1.89)%	(1.48)%

Cumulative Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.61%	18.12%	16.53%	5.21%	4.78%	8.11%	(9.89)%	(9.49)%	(7.48)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

The iShares FTSE Developed Small Cap ex-North America Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Developed Small Cap ex-North America Index (the “Index”). The Index is a free float-adjusted market capitalization-weighted index designed to measure the stock performance of small-capitalization companies in developed countries outside North America, as defined by the Index provider. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 21.46%, net of fees, while the total return for the Index was 20.97%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector/Investment Type	Percentage of Net Assets

Industrial	22.08%
Financial	19.94
Consumer Cyclical	16.69
Consumer Non-Cyclical	15.00
Basic Materials	9.02
Communications	5.63
Energy	4.80
Technology	3.91
Utilities	1.38
Diversified	0.72
Investment Companies	0.46
Short-Term and Other Net Assets	0.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

Aberdeen Asset Management PLC (United Kingdom)	0.68%
Croda International PLC (United Kingdom)	0.45
Travis Perkins PLC (United Kingdom)	0.41
Babcock International Group PLC (United Kingdom)	0.39
Bank of Ireland (Ireland)	0.39
Suntec REIT (Singapore)	0.38
Symrise AG (Germany)	0.37
MTU Aero Engines Holding AG (Germany)	0.37
easyJet PLC (United Kingdom)	0.37
TGS-NOPEC Geophysical Co. ASA (Norway)	0.36

TOTAL	4.17%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/13			Inception to 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.72%	14.82%	14.80%	1.78%	1.78%	1.65%	8.93%	8.96%	8.27%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World Index (the “Index”). The Index is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of developed and emerging markets countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 13.48%, net of fees, while the total return for the Index was 13.43%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Financial	20.87%
Consumer Non-Cyclical	19.63
Energy	10.46
Consumer Cyclical	10.24
Communications	10.01
Industrial	9.95
Technology	7.91
Basic Materials	6.80
Utilities	3.27
Diversified	0.63
Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

Exxon Mobil Corp.	1.39%
Apple Inc.	1.36
Nestle SA Registered (Switzerland)	0.79
International Business Machines Corp.	0.75
General Electric Co.	0.73
Chevron Corp.	0.72
Microsoft Corp.	0.67
Pfizer Inc.	0.67
AT&T Inc.	0.64
Procter & Gamble Co. (The)	0.63

TOTAL	8.35%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI ACWI EX US INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/13			Inception to 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.52%	13.42%	13.86%	(0.84)%	(0.85)%	(0.21)%	(4.02)%	(4.05)%	(1.01)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI ex US Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World Index ex USA (the “Index”). The Index is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 16.52%, net of fees, while the total return for the Index was 16.65%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Financial	25.62%
Consumer Non-Cyclical	18.33
Consumer Cyclical	10.41
Basic Materials	10.28
Industrial	9.74
Energy	9.57
Communications	7.44
Technology	3.92
Utilities	3.33
Diversified	1.07
Short-Term and Other Net Assets	0.29

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

Nestle SA Registered (Switzerland)	1.50%
HSBC Holdings PLC (United Kingdom)	1.22
Samsung Electronics Co. Ltd. (South Korea)	0.99
Roche Holding AG Genusschein (Switzerland)	0.97
Novartis AG Registered (Switzerland)	0.95
BHP Billiton Ltd. (Australia)	0.85
Vodafone Group PLC (United Kingdom)	0.84
Toyota Motor Corp. (Japan)	0.83
BP PLC (United Kingdom)	0.83
Royal Dutch Shell PLC Class A (United Kingdom)	0.73

TOTAL	9.71%

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/13			Inception to 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.18%	22.09%	15.67%	7.76%	8.64%	5.71%	25.44%	28.56%	18.32%

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Emerging Markets Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Financials Index (the “Index”). The Index is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of the financials sector of emerging markets countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 21.84%, net of fees, while the total return for the Index was 19.78%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Banks	74.03%
Real Estate	9.75
Insurance	7.53
Diversified Financial Services	5.13
Holding Companies–Diversified	3.36
Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

China Construction Bank Corp. Class H (China)	5.74%
Banco Bradesco SA SP ADR (Preferred) (Brazil)	4.67
Industrial and Commercial Bank of China Ltd. Class H (China)	4.51
Itau Unibanco Holding SA SP ADR (Preferred) (Brazil)	4.06
Bank of China Ltd. Class H (China)	3.34
Sberbank of Russia SP ADR (Russia)	3.26
ICICI Bank Ltd. SP ADR (India)	3.07
HDFC Bank Ltd. SP ADR (India)	2.90
China Life Insurance Co. Ltd. Class H (China)	2.87
Shinhan Financial Group Co. Ltd. SP ADR (South Korea)	2.02

TOTAL	36.44%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/13			Inception to 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.12)%	0.09%	(5.12)%	(2.24)%	(2.01)%	(1.85)%	(6.65)%	(5.97)%	(5.51)%

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Emerging Markets Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Materials Index (the “Index”). The Index is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of the materials sector of emerging markets countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 15.00%, net of fees, while the total return for the Index was 11.30%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Iron & Steel	32.51%
Mining	27.34
Chemicals	18.83
Building Materials	13.47
Holding Companies–Diversified	3.48
Forest Products & Paper	3.37
Coal	0.52
Manufacturing	0.36
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

Vale SA Class A SP ADR (Preferred) (Brazil)	8.04%
POSCO SP ADR (South Korea)	7.80
Vale SA SP ADR (Brazil)	5.51
Sociedad Quimica y Minera de Chile SA Series B SP ADR (Chile)	4.06
Grupo Mexico SAB de CV Series B (Mexico)	3.71
Cemex SAB de CV CPO (Mexico)	3.68
Siam Cement PCL NVDR (Thailand)	3.49
Mexichem SAB de CV (Mexico)	3.34
PTT Global Chemical PCL NVDR (Thailand)	2.87
AngloGold Ashanti Ltd. (South Africa)	2.53

TOTAL	45.03%

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/13			Inception to 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
31.03%	30.63%	31.05%	(0.97)%	(0.83)%	(0.85)%	(2.91)%	(2.50)%	(2.56)%

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Europe Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Europe Financials Index (the “Index”). The Index is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of the financials sector of developed market countries in Europe. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 42.19%, net of fees, while the total return for the Index was 42.46%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Banks	62.06%
Insurance	26.80
Real Estate Investment Trusts	4.05
Diversified Financial Services	3.88
Holding Companies–Diversified	2.34
Real Estate	0.54
Venture Capital	0.25
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

HSBC Holdings PLC (United Kingdom)	13.02%
Banco Santander SA (Spain)	5.30
Allianz SE Registered (Germany)	4.07
Standard Chartered PLC (United Kingdom)	3.98
UBS AG Registered (Switzerland)	3.94
BNP Paribas SA (France)	3.94
Barclays PLC (United Kingdom)	3.47
Banco Bilbao Vizcaya Argentaria SA (Spain)	3.39
Deutsche Bank AG Registered (Germany)	3.01
Zurich Insurance Group AG (Switzerland)	2.66

TOTAL	46.78%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/13			Inception to 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.32%	29.23%	26.61%	6.75%	7.55%	7.16%	21.91%	24.71%	23.32%

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Far East Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Far East Financials Index (the “Index”). The Index is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of the financials sector of developed market countries in the Far East region. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 20.09%, net of fees, while the total return for the Index was 20.35%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Banks	42.62%
Real Estate	24.43
Insurance	13.41
Diversified Financial Services	8.63
Real Estate Investment Trusts	5.67
Holding Companies–Diversified	2.42
Home Builders	1.35
Lodging	0.69
Food	0.38
Internet	0.25
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

Mitsubishi UFJ Financial Group Inc. (Japan)	9.35%
Sumitomo Mitsui Financial Group Inc. (Japan)	7.06
Mizuho Financial Group Inc. (Japan)	5.93
AIA Group Ltd. (Hong Kong)	5.59
Sun Hung Kai Properties Ltd. (Hong Kong)	3.60
Mitsubishi Estate Co. Ltd. (Japan)	3.55
Oversea-Chinese Banking Corp. Ltd. (Singapore)	2.89
Nomura Holdings Inc. (Japan)	2.66
DBS Group Holdings Ltd. (Singapore)	2.65
Tokio Marine Holdings Inc. (Japan)	2.60

TOTAL	45.88%

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI KOKUSAI INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.09%	16.49%	16.77%	2.14%	2.08%	1.83%	(0.12)%	(0.08)%	(0.43)%

Cumulative Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.09%	16.49%	16.77%	11.19%	10.83%	9.51%	(0.59)%	(0.43)%	(2.18)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/10/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

The iShares MSCI Kokusai Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Kokusai Index (the “Index”). The Index is designed to measure equity market performance in those countries that MSCI Inc. has classified as having developed economies, excluding Japan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 13.78%, net of fees, while the total return for the Index was 13.67%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Consumer Non-Cyclical	21.86%
Financial	20.58
Energy	11.08
Communications	9.54
Industrial	9.51
Consumer Cyclical	8.65
Technology	8.24
Basic Materials	6.39
Utilities	3.43
Diversified	0.51
Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

Apple Inc.	1.73%
Exxon Mobil Corp.	1.68
General Electric Co.	0.95
Nestle SA Registered (Switzerland)	0.92
Chevron Corp.	0.92
International Business Machines Corp.	0.89
HSBC Holdings PLC (United Kingdom)	0.84
Procter & Gamble Co. (The)	0.84
Microsoft Corp.	0.84
Johnson & Johnson	0.83

TOTAL	10.44%

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
FTSE Developed Small Cap ex-North America
Actual	$1,000.00	$1,214.60	0.50%	$2.79
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.50	2.55
MSCI ACWI
Actual	1,000.00	1,134.80	0.34	1.83
Hypothetical (5% return before expenses)	1,000.00	1,023.50	0.34	1.73
MSCI ACWI ex US
Actual	1,000.00	1,165.20	0.34	1.86
Hypothetical (5% return before expenses)	1,000.00	1,023.50	0.34	1.73
MSCI Emerging Markets Financials Sector
Actual	1,000.00	1,218.40	0.67	3.75
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.67	3.41

SHAREHOLDER EXPENSES	15

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
MSCI Emerging Markets Materials Sector
Actual	$1,000.00	$1,150.00	0.68%	$3.69
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.68	3.47
MSCI Europe Financials Sector
Actual	1,000.00	1,421.90	0.48	2.93
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
MSCI Far East Financials Sector
Actual	1,000.00	1,200.90	0.48	2.66
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
MSCI Kokusai
Actual	1,000.00	1,137.80	0.25	1.35
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.55%

AUSTRALIA — 9.22%
Acrux Ltd.	7,352	$26,456
AED Oil Ltd.[a,b]	11,395	—
Ampella Mining Ltd.[a]	18,624	7,382
Arafura Resources Ltd.[a]	23,392	4,758
ARB Corp. Ltd.	2,428	30,086
Ardent Leisure Group	22,032	35,620
Astro Japan Property Trust	6,884	25,059
Aurora Oil and Gas Ltd.[a]	9,500	37,456
Ausdrill Ltd.	7,448	23,228
Austin Engineering Ltd.	2,828	14,454
Australian Agricultural Co. Ltd.[a]	15,568	19,729
Australian Pharmaceutical Industries Ltd.	24,528	11,641
AWE Ltd.[a]	14,764	19,634
Bathurst Resources Ltd.[a]	18,456	7,411
Beach Energy Ltd.	31,904	47,420
Beadell Resources Ltd.[a]	18,624	19,232
Boart Longyear Ltd.	12,684	27,122
Bradken Ltd.	4,780	31,111
BWP Trust	13,628	33,262
Cardno Ltd.	4,276	30,329
carsales.com Ltd.	4,880	45,149
Charter Hall Retail REIT	8,704	34,681
Coal of Africa Ltd.[a]	11,048	4,206
Coalspur Mines Ltd.[a]	13,648	11,744
Cockatoo Coal Ltd.[a]	52,332	7,096
Coffey International Ltd.[a]	16,064	6,032
Cudeco Ltd.[a]	3,960	17,885
Dart Energy Ltd.[a,c]	32,652	4,768
David Jones Ltd.[c]	16,288	42,473
Discovery Metals Ltd.[a]	11,392	12,774
DUET Group	28,912	66,345
Emeco Holdings Ltd.	27,508	17,646
Energy World Corp. Ltd.[a]	34,376	11,832
Equatorial Resources Ltd.[a]	3,796	5,860
Evolution Mining Ltd.[a]	13,436	21,722
Federation Centres	37,465	91,051
FKP Property Group	9,373	16,816
Fleetwood Corp. Ltd.	1,856	19,882
FlexiGroup Ltd.	6,308	26,450
Flinders Mines Ltd.[a]	58,424	4,753

Security	Shares	Value

G.U.D Holdings Ltd.	3,864	$33,613
Galaxy Resources Ltd.[a]	10,624	4,211
Gindalbie Metals Ltd.[a]	13,708	3,932
GrainCorp Ltd. Class A	5,080	63,955
Gryphon Minerals Ltd.[a,c]	16,580	8,906
Hastie Group Ltd.[a,b]	20,120	—
Hills Industries Ltd.	13,112	12,446
Imdex Ltd.	5,876	11,124
Independence Group NL	5,396	24,765
Infigen Energy[a]	35,628	10,220
Intrepid Mines Ltd.[a,c]	35,140	8,247
Investa Office Fund	19,872	62,804
Invocare Ltd.	4,932	47,225
Iress Ltd.	4,988	43,599
Ivanhoe Australia Ltd.[a]	8,382	3,891
JB Hi-Fi Ltd.[c]	3,680	38,000
Karoon Gas Australia Ltd.[a]	4,984	33,687
Kingsgate Consolidated Ltd.[c]	4,220	17,739
Linc Energy Ltd.[a]	10,512	26,644
Macmahon Holdings Ltd.	45,987	12,951
McMillan Shakespeare Ltd.	1,752	25,145
Medusa Mining Ltd.	3,756	19,353
Mesoblast Ltd.[a,c]	5,804	36,202
Miclyn Express Offshore Ltd.	6,184	15,223
Mineral Deposits Ltd.[a]	2,152	9,181
Mineral Resources Ltd.	3,388	36,434
Mirabela Nickel Ltd.[a]	28,212	13,830
Monadelphous Group Ltd.	3,168	88,029
Mount Gibson Iron Ltd.	17,340	15,102
Myer Holdings Ltd.	14,924	38,761
Navitas Ltd.	6,920	35,729
Nexus Energy Ltd.[a,c]	40,068	7,941
NRW Holdings Ltd.	9,152	18,233
OM Holdings Ltd.[a]	19,900	6,227
Pacific Brands Ltd.	34,356	25,085
PanAust Ltd.	14,092	43,361
Panoramic Resources Ltd.	14,900	7,848
Perseus Mining Ltd.[a]	11,700	23,797
Pharmaxis Ltd.[a]	11,168	7,921
Premier Investments Ltd.	5,060	39,320
Primary Health Care Ltd.	13,608	63,872
Qube Logistics Holdings Ltd.	15,128	28,008
Ramelius Resources Ltd.[a]	10,432	4,461

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2013

Security	Shares	Value

REA Group Ltd.	1,064	$22,829
Regis Resources Ltd.[a]	12,024	65,091
Resolute Mining Ltd.	16,592	22,931
Rex Minerals Ltd.[a]	8,296	6,014
Roc Oil Co. Ltd.[a]	20,740	10,384
SAI Global Ltd.	6,044	28,243
Sandfire Resources NLa	2,492	20,274
Saracen Mineral Holdings Ltd.[a]	19,316	7,958
Seek Ltd.	8,628	75,505
Senex Energy Ltd.[a]	24,162	17,137
Seven Group Holdings Ltd.	2,764	27,734
Sigma Pharmaceuticals Ltd.	36,660	25,428
Silex Systems Ltd.[a]	5,912	19,240
Silver Lake Resources Ltd.[a,c]	12,328	32,790
Skilled Group Ltd.	10,124	29,356
Spark Infrastructure Group	32,600	59,676
St Barbara Ltd.[a]	11,852	17,740
Starpharma Holdings Ltd.[a]	10,384	13,593
Sundance Resources Ltd.[a]	60,352	21,403
Sunland Group Ltd.[a]	12,540	16,350
Super Retail Group Ltd.	3,492	38,864
Tiger Resources Ltd.[a]	22,364	8,164
TPG Telecom Ltd.	10,168	28,954
Transfield Services Ltd.	13,560	25,176
Transpacific Industries Group Ltd.[a]	33,639	27,719
Troy Resources Ltd.	2,620	9,291
UGL Ltd.	4,624	53,681
Virgin Australia Holdings Ltd.[a]	55,880	25,063
Watpac Ltd.	12,584	8,663
Western Areas NL	4,864	22,221
White Energy Co. Ltd.[a,c]	26,896	5,330

		2,790,379
AUSTRIA — 0.67%
Atrium European Real Estate Ltd.	4,748	29,318
BWT AG	772	16,709
Oesterreichische Post AG	284	12,403
Palfinger AG	740	21,978
RHI AG	1,108	40,578
Schoeller-Bleckmann Oilfield Equipment AG	344	34,460
Semperit AG Holding	288	12,510
Wienerberger AG	3,008	30,713
Zumtobel AG	332	4,777

		203,446

Security	Shares	Value

BELGIUM — 1.42%
Ackermans & Van Haaren NV	700	$64,954
Agfa-Gevaert NVa	6,504	13,154
Barco NV	280	22,227
Befimmo SCA	584	40,817
Cofinimmo SA	444	53,645
Compagnie Maritime Belge SA	612	12,544
EVS Broadcast Equipment SA	400	23,890
Ion Beam Applications SAa	1,288	10,420
Nyrstar NVa	3,268	18,964
RHJ International SAa	3,804	20,861
SA D’Ieteren NV	912	40,345
Sofina SA	388	37,509
Tessenderlo Chemie NV	568	19,776
ThromboGenics NVa	848	43,960
Van de Velde NV	152	7,428

		430,494
DENMARK — 1.59%
ALK-Abello A/S	320	24,218
Alm. Brand A/Sa	6,512	20,022
Bang & Olufsen A/S Class Ba	928	10,890
Genmab A/Sa,c	1,304	23,249
GN Store Nord A/S	6,092	99,249
Jyske Bank A/S Registered[a]	1,876	61,092
NKT Holding A/S	664	23,496
Pandora A/S	1,304	32,264
SimCorp A/S	176	42,106
Sydbank A/Sa	2,392	47,173
Topdanmark A/Sa	448	98,294

		482,053
FINLAND — 2.04%
Amer Sports OYJ Class A	2,572	40,987
Cargotec Corp. OYJ Class B	1,028	28,969
Citycon OYJ	5,094	17,010
Elisa OYJ	3,140	74,674
Huhtamaki OYJ	2,500	45,405
Konecranes OYJ	1,488	49,990
Metsa Board OYJ Class Ba	6,152	20,459
Orion OYJ Class B	1,592	44,473
Outotec OYJ	1,036	65,152
Pohjola Bank PLC Class A	2,456	42,039
Ramirent OYJ	2,760	26,787

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2013

Security	Shares	Value

Sponda OYJ	4,972	$24,094
Talvivaara Mining Co. PLC[a]	3,472	4,927
Tieto OYJ	1,656	36,887
Uponor OYJ	2,208	30,871
YIT OYJ	2,956	65,002

		617,726
FRANCE — 3.38%
Altran Technologies SAa	3,620	27,419
BOURBON SA	1,532	46,831
Compagnie Plastic Omnium SA	952	37,255
Derichebourg	4,428	21,530
Etablissements Maurel et Prom	2,544	46,998
Eurofins Scientific SA	172	30,725
Guerbet	80	12,141
Havas SA	7,840	51,358
Ingenico SA	548	34,533
Ipsos SA	997	39,720
Jacquet Metal Service SA	1,120	14,549
Laurent-Perrier Group	128	11,989
M6-Metropole Television	2,056	34,425
Maurel & Prom Nigeria[a]	2,544	9,047
Medica SA	1,400	26,662
Mercialys	916	20,385
Mersen	484	14,217
Neopost SA	880	50,170
Nexans SA	728	37,759
Nexity	760	23,212
Orpea SA	1,012	43,141
Remy Cointreau SA	416	53,074
Rubis SCA	632	45,768
SA des Ciments Vicat	324	20,642
Saft Groupe SA	1,110	30,029
Sechilienne-Sidec	1,084	22,071
Societe de la Tour Eiffel	308	19,023
Societe Immobiliere de Location pour l’Industrie et le Commerce	456	49,889
Soitec SAa	4,668	17,425
Technicolor SA Registered[a,c]	6,617	22,904
Teleperformance SA	1,640	65,370
Ubisoft Entertainment SAa	2,184	21,078
Virbac SA	100	22,397

		1,023,736

Security	Shares	Value

GERMANY — 5.75%
Aareal Bank AGa	1,804	$43,000
Air Berlin PLC[a]	4,980	12,060
AIXTRON SEc	2,668	36,397
Alstria Office REIT AG	1,940	23,700
Aurubis AG	1,008	75,624
Bauer AG	568	16,565
BayWa AG Registered	916	45,651
Delticom AG	152	7,317
Deutsche EuroShop AG	1,128	48,032
Deutsche Wohnen AG Bearer	2,916	56,127
DEUTZ AGa	4,724	27,855
Dialog Semiconductor PLC[a]	1,548	27,631
DIC Asset AG	2,077	24,052
ElringKlinger AG	1,168	41,277
Freenet AG	2,764	59,523
Fuchs Petrolub AG	972	68,806
GAGFAH SAa	2,472	30,233
Gerry Weber International AG	780	37,925
Gildemeister AG	2,060	50,794
Grenkeleasing AG	408	30,122
H&R AG	684	11,434
Heidelberger Druckmaschinen AGa	6,856	14,704
IVG Immobilien AGa	6,096	19,628
Jenoptik AG	2,164	23,661
Kloeckner & Co. SEa,c	1,651	20,882
Kontron AG	3,164	18,906
Krones AG	480	29,805
KUKA AGa	1,076	41,757
LEONI AG	980	42,382
MorphoSys AGa	524	22,192
MTU Aero Engines Holding AG	1,176	112,076
Nordex SEa,c	2,720	14,584
Pfeiffer Vacuum Technology AG	268	33,406
Rational AG	124	37,568
Rheinmetall AG	604	32,147
Rhoen Klinikum AG	1,928	40,460
SGL Carbon SE	1,396	59,605
Sky Deutschland AGa	13,328	81,249
Stada Arzneimittel AG	1,516	55,880
Symrise AG	3,188	112,750
Vossloh AG	376	39,131
Wincor Nixdorf AG	1,040	54,308

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2013

Security	Shares	Value

Wirecard AG	2,524	$57,455

		1,738,661
GREECE — 0.26%
Ellaktor SAa	1,080	2,991
Jumbo SAa	780	6,776
Marfin Investment Group Holdings SAa	4,644	3,013
Mytilineos Holdings SAa	2,866	19,646
Piraeus Bank SAa	35,550	13,560
Titan Cement Co. SAa	1,740	31,129

		77,115
HONG KONG — 6.90%
Ajisen (China) Holdings Ltd.[c]	16,000	12,234
AMVIG Holdings Ltd.	32,000	12,172
Anxin-China Holdings Ltd.	64,000	15,019
APAC Resources Ltd.[a]	320,000	8,747
BaWang International (Group) Holding Ltd.[a]	88,000	8,056
Boshiwa International Holding Ltd.[a,b]	20,000	2,166
BYD Electronic International Co. Ltd.	38,000	12,690
Chigo Holding Ltd.[a]	200,000	6,421
Chiho-Tiande Group Ltd.	16,000	8,232
China Automation Group Ltd.	44,000	11,801
China Gas Holdings Ltd.	80,000	69,525
China Green Holdings Ltd.[a,c]	48,000	10,088
China Hongxing Sports Ltd.[a,b]	198,000	2
China ITS Holdings Co. Ltd.[a]	36,000	7,613
China Liansu Group Holdings Ltd.[c]	24,000	16,958
China Lilang Ltd.	12,000	7,907
China Lumena New Materials Corp.	72,000	17,361
China Medical System Holdings Ltd.[c]	28,800	24,732
China Mining Resources Group Ltd.[a,b]	300,000	1,093
China Oil and Gas Group Ltd.[a,c]	160,000	25,375
China Precious Metal Resources Holdings Co. Ltd.[a,c]	88,000	15,772
China Rare Earth Holdings Ltd.	24,000	5,261
China Resources and Transportation Group Ltd.[a]	400,000	15,215
China SCE Property Holdings Ltd.	48,000	11,821
China Shanshui Cement Group Ltd.	64,000	47,038
China Shineway Pharmaceutical Group Ltd.	8,000	14,627
China Singyes Solar Technologies Holdings Ltd.[c]	19,200	22,355
China South City Holdings Ltd.	88,000	14,070

Security	Shares	Value

China Tontine Wines Group Ltd.	72,000	$7,705
China Vanadium Titano-Magnetite Mining Co. Ltd.	20,000	4,564
China Wireless Technologies Ltd.	48,000	13,926
China ZhengTong Auto Services Holdings Ltd.[a]	24,000	21,353
Chow Sang Sang Holdings International Ltd.	8,000	21,198
CITIC 21CN Co. Ltd.[a]	200,000	14,183
Citic Telecom International Holdings Ltd.	52,000	18,170
CP Pokphand Co. Ltd.[c]	144,000	17,825
CST Mining Group Ltd.[a]	480,000	6,994
Daphne International Holdings Ltd.	24,000	30,915
Dickson Concepts International Ltd.	24,000	13,523
Digital China Holdings Ltd.	24,000	38,806
Dongyue Group Ltd.	36,000	24,045
Emperor Watch & Jewellery Ltd.	80,000	9,903
eSun Holdings Ltd.[a]	40,000	8,304
EVA Precision Industrial Holdings Ltd.	72,000	9,562
Fantasia Holdings Group Co. Ltd.	72,000	12,904
Far East Consortium International Ltd.	16,000	4,477
Fook Woo Group Holdings Ltd.[a,b]	40,000	1,766
Fufeng Group Ltd.	44,000	20,992
G-Resources Group Ltd.[a]	540,000	29,940
Giordano International Ltd.	48,000	48,770
Global Bio-Chem Technology Group Co. Ltd.	72,000	8,541
Glorious Property Holdings Ltd.[a]	64,000	13,946
Golden Meditech Holdings Ltd.	96,000	12,007
Haier Electronics Group Co. Ltd.[a]	16,000	26,655
Haitian International Holdings Ltd.	16,000	20,197
Hanergy Solar Group Ltd.[a]	240,000	12,224
Henderson Investment Ltd.	224,000	18,774
Heng Tai Consumables Group Ltd.[a]	322,500	8,649
Hengdeli Holdings Ltd.[c]	48,000	16,834
Hi Sun Technology (China) Ltd.[a]	96,000	15,968
HKC (Holdings) Ltd.[c]	168,500	6,844
HKR International Ltd.	38,400	22,231
I.T Ltd.	16,000	6,952
Inspur International Ltd.	240,000	9,284
Interchina Holdings Co. Ltd.[a]	140,000	7,401
Intime Department Store Group Co. Ltd.	24,000	31,565
Jinchuan Group International Resources Co. Ltd.[a]	32,000	8,005

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2013

Security	Shares	Value

Ju Teng International Holdings Ltd.	32,000	$15,349
Kaisa Group Holdings Ltd.[a]	40,000	13,565
King Stone Energy Group Ltd.[a,c]	90,000	6,615
Kingdee International Software Group Co. Ltd.[a]	81,600	16,834
Kingsoft Corp. Ltd.	24,045	20,928
L’sea Resources International Holdings Ltd.[a]	200,000	9,284
Lai Sun Development Co. Ltd.[a]	360,583	15,808
Lijun International Pharmaceutical (Holding) Co. Ltd.[c]	48,000	13,492
Lonking Holdings Ltd.[c]	36,000	9,377
Luk Fook Holdings International Ltd.	12,000	42,086
Man Wah Holdings Ltd.	11,200	10,311
Midland Holdings Ltd.	32,000	16,298
Minth Group Ltd.	24,000	32,493
Neo-Neon Holdings Ltd.[a,c]	58,000	13,087
North Mining Shares Co. Ltd.[a]	200,000	12,120
NVC Lighting Holdings Ltd.	40,000	9,903
O-Net Communications Group Ltd.	24,000	5,942
Oriental Press Group Ltd.	40,000	4,642
Pacific Basin Shipping Ltd.	52,000	30,239
PCD Stores (Group) Ltd.	144,000	20,238
Peace Mark Holdings Ltd.[a,b]	30,000	—
Ports Design Ltd.[c]	16,000	13,864
Pou Sheng International Holdings Ltd.[a]	64,000	4,539
Powerlong Real Estate Holdings Ltd.	32,000	8,582
Prosperity REIT	68,000	21,920
Real Gold Mining Ltd.[a,b,c]	27,000	—
Real Nutriceutical Group Ltd.	8,000	2,785
Regal Hotels International Holdings Ltd.	32,000	16,050
REXLot Holdings Ltd.	200,000	17,020
Road King Infrastructure Ltd.	8,000	7,355
Sa Sa International Holdings Ltd.[c]	24,000	21,662
Samsonite International SA	26,400	57,528
Shenguan Holdings Group Ltd.	24,000	12,688
Silver Base Group Holdings Ltd.[c]	24,300	7,614
Singamas Container Holdings Ltd.	48,000	13,864
Sino Biopharmaceutical Ltd.	80,000	39,714
Sino Oil And Gas Holdings Ltd.[a,c]	300,000	6,305
Sinolink Worldwide Holdings Ltd.[a]	144,000	13,926
Skyworth Digital Holdings Ltd.	48,000	29,213

Security	Shares	Value

SmarTone Telecommunications Holding Ltd.[c]	16,000	$28,553
Sparkle Roll Group Ltd.	96,000	10,398
SRE Group Ltd.[a]	137,143	6,543
Stella International Holdings Ltd.	6,000	17,252
Sunlight REIT	52,000	23,199
Synear Food Holdings Ltd.[a]	76,000	11,420
TCC International Holdings Ltd.	40,000	13,874
TCL Communication Technology Holdings Ltd.	16,000	4,786
Tianneng Power International Ltd.	24,000	16,896
Titan Petrochemicals Group Ltd.[a,b]	400,000	1
Trinity Ltd.	32,000	19,764
Truly International Holdings Ltd.	49,000	15,858
Uni-President China Holdings Ltd.	28,000	32,818
United Energy Group Ltd.[a,c]	65,000	11,315
United Laboratories International Holdings Ltd. (The)[a]	32,000	14,648
Value Partners Group Ltd.	24,000	16,711
Varitronix International Ltd.	24,000	12,378
Vinda International Holdings Ltd.[c]	16,000	22,157
Vitasoy International Holdings Ltd.	24,000	25,283
VODone Ltd.	104,400	9,019
Welling Holding Ltd.	41,600	6,759
West China Cement Ltd.	104,000	20,115
Xingda International Holdings Ltd.	12,000	5,338
Yanchang Petroleum International Ltd.[a,c]	80,000	5,261
Yingde Gases Group Co. Ltd.	26,000	29,166
Yip’s Chemical Holdings Ltd.	16,000	13,121
Yuexiu REIT	60,000	30,946

		2,087,072
IRELAND — 1.50%
Bank of Ireland[a]	602,724	116,994
C&C Group PLC	7,768	50,612
DCC PLC	1,888	61,763
Grafton Group PLC Units	5,956	34,861
Kenmare Resources PLC[a]	51,576	27,164
Kingspan Group PLC	3,836	44,520
Paddy Power PLC	764	63,364
Smurfit Kappa Group PLC	3,816	52,964

		452,242

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2013

Security	Shares	Value

ISRAEL — 0.29%
Allot Communications Ltd.[a]	812	$11,140
Hadera Paper Ltd.[a]	628	29,810
Phoenix Holdings Ltd.[a]	8,000	21,269
Retalix Ltd.[a]	892	26,620

		88,839
ITALY — 3.16%
ACEA SpA	1,720	11,109
Amplifon SpA	3,488	18,616
Ansaldo STS SpA	2,469	25,421
Autostrada Torino-Milano SpA	912	10,232
Azimut Holding SpA	3,168	55,645
Banca Generali SpA	920	17,658
Banca Piccolo Credito Valtellinese Scrl	10,736	18,377
Banca Popolare dell’Emilia Romagna Scrl	7,836	69,138
Banca Popolare di Milano Scrl[a]	77,209	51,836
Banca Popolare di Sondrio Scrl	6,980	50,216
Banco di Desio e della Brianza SpA	2,304	6,818
Beni Stabili SpA	19,048	13,161
CIR SpA	12,592	14,597
COFIDE SpA	35,228	20,624
Credito Emiliano SpA	3,576	21,387
Danieli & C. Officine Meccaniche SpA RNC	2,020	37,674
DiaSorin SpA	832	32,424
ERG SpA	1,236	12,113
Fondiaria-Sai SpA[a]	16,080	28,593
Geox SpA	2,508	8,804
Gruppo Editoriale L’Espresso SpA	7,312	9,409
Hera SpA	14,416	26,515
Impregilo SpA	7,732	40,092
Indesit Co. SpA	1,492	12,546
Industria Macchine Automatiche SpA	692	14,052
Interpump Group SpA	3,460	26,559
Iren SpA	21,792	16,728
Italcementi SpA	3,124	17,607
Juventus Football Club SpA[a]	15,076	4,359
KME Group SpA[a]	19,320	9,029
Maire Tecnimont SpA[a]	7,984	4,552
Piaggio & C. SpA	7,660	20,899
Recordati SpA	1,972	20,170
SAES Getters SpA	1,004	9,635
SAES Getters SpA RNC	1,480	11,953

Security	Shares	Value

Safilo Group SpA[a]	1,192	$13,106
Societa Cattolica di Assicurazioni Scrl[a]	1,869	34,528
Societa Iniziative Autostradali e Servizi SpA	1,820	18,294
Sorin SpA[a]	13,860	35,369
Tod’s SpA	252	34,412
Yoox SpA[a]	1,372	26,203
Zignago Vetro SpA	3,863	24,970

		955,430
JAPAN — 18.89%
Accordia Golf Co. Ltd.	36	35,227
Adeka Corp.	5,600	48,109
Advan Co. Ltd.	1,200	11,624
AEON Delight Co. Ltd.	800	15,008
AIFUL Corp.[a,c]	6,600	45,779
Akebono Brake Industry Co. Ltd.	6,800	33,084
Amano Corp.	5,200	46,952
Anritsu Corp.	4,000	51,238
AS ONE Corp.	800	16,235
Asahi Diamond Industrial Co. Ltd.	1,600	14,639
Asahi Organic Chemicals Industry Co. Ltd.	8,000	19,198
Asunaro Aoki Construction Co. Ltd.	2,000	11,856
Bank of Okinawa Ltd. (The)	1,200	47,074
Best Denki Co. Ltd.[a]	10,000	15,012
Calbee Inc.	800	65,922
Central Glass Co. Ltd.	4,000	12,360
Chuetsu Pulp & Paper Co. Ltd.	8,000	14,815
CMK Corp.	2,400	8,968
Colowide Co. Ltd.	4,000	39,711
Dai Nippon Toryo Co. Ltd.	12,000	19,987
Daibiru Corp.	3,600	35,030
Daiei Inc. (The)[a]	7,200	16,410
Daifuku Co. Ltd.	4,000	26,737
Daihen Corp.	8,000	26,912
Daikokutenbussan Co. Ltd.	800	19,934
Daio Paper Corp.	4,000	27,263
Daiseki Co. Ltd.	1,600	22,739
Daisyo Corp.	2,000	26,364
Daiwabo Holdings Co. Ltd.	12,000	23,800
Denyo Co. Ltd.	1,200	14,569
Doutor Nichires Holdings Co. Ltd.	3,600	51,045
Duskin Co. Ltd.	3,200	60,977
EDION Corp.	3,200	15,428

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2013

Security	Shares	Value

Eighteenth Bank Ltd. (The)	8,000	$20,863
Eiken Chemical Co. Ltd.	2,000	27,066
ESPEC Corp.	2,400	19,251
Foster Electric Co. Ltd.[c]	1,200	18,869
FP Corp.	800	51,633
Fuji Kyuko Co. Ltd.	4,000	23,537
Fuji Oil Co. Ltd.	2,400	32,636
Fuji Soft Inc.	2,000	42,341
Fujita Kanko Inc.	4,000	13,500
Fujitsu Frontech Ltd.	1,600	9,432
Furukawa Co. Ltd.[a]	36,000	38,264
Furuno Electric Co. Ltd.	3,600	19,527
Futaba Industrial Co. Ltd.[a]	3,200	14,587
Fuyo General Lease Co. Ltd.	1,200	42,998
Gecoss Corp.	1,200	9,454
Geo Holdings Corp.	28	28,135
GMO Internet Inc.	2,800	20,526
Goldcrest Co. Ltd.	1,160	22,104
Gun-Ei Chemical Industry Co. Ltd.	4,000	10,344
Hanwa Co. Ltd.	12,000	46,154
Heiwa Real Estate Co. Ltd.	2,800	37,953
Hioki E.E. Corp.	800	11,975
Hitachi Kokusai Electric Inc.	4,000	33,180
Hitachi Zosen Corp.	28,000	44,795
Hogy Medical Co. Ltd.	800	38,703
Hokkan Holdings Ltd.	4,000	11,747
Hokuetsu Kishu Paper Co. Ltd.	6,000	30,769
Honeys Co. Ltd.	880	10,800
HORIBA Ltd.	1,600	46,881
Hosiden Corp.	3,600	19,763
Ichibanya Co. Ltd.	1,200	39,277
Inaba Denki Sangyo Co. Ltd.	2,000	62,108
Inaba Seisakusho Co. Ltd.	1,200	14,530
Iseki & Co. Ltd.	8,000	21,740
Ishihara Sangyo Kaisha Ltd.[a]	16,000	13,325
Japan Airport Terminal Co. Ltd.	3,200	33,557
Japan Digital Laboratory Co. Ltd.	2,000	22,770
Japan Securities Finance Co. Ltd.	5,200	35,783
Japan Transcity Corp.	8,000	31,208
Joshin Denki Co. Ltd.	4,000	40,237
Juki Corp.[a,c]	8,000	14,377
JVC Kenwood Corp.	4,800	16,621
Kadokawa Group Holdings Inc.[c]	1,200	32,387

Security	Shares	Value

Kanematsu Corp.[a]	28,000	$42,954
Keiyo Co. Ltd.[c]	4,000	21,389
Kenedix Inc.[a]	160	50,055
Kinugawa Rubber Industrial Co. Ltd.	4,000	22,135
Kisoji Co. Ltd.	2,400	47,600
Kiyo Holdings Inc.	36,000	53,254
Komori Corp.	3,200	35,065
Kourakuen Corp.	2,000	28,359
Kureha Corp.	12,000	46,548
Kyoei Steel Ltd.	800	14,911
Kyoritsu Maintenance Co. Ltd.	1,200	29,625
Kyowa Exeo Corp.	4,000	40,763
Leopalace21 Corp.[a]	3,200	12,343
Maezawa Kasei Industries Co. Ltd.	1,200	11,690
Makino Milling Machine Co. Ltd.	4,000	25,466
Mars Engineering Corp.	800	16,629
Maruha Nichiro Holdings Inc.	16,000	27,876
Marusan Securities Co. Ltd.	6,000	43,261
Matsuya Co. Ltd.[a]	1,600	14,534
Matsuya Foods Co. Ltd.	1,600	28,876
Megachips Corp.	1,200	20,579
MEGMILK SNOW BRAND Co. Ltd.	1,600	27,648
Meidensha Corp.	8,000	25,334
Meitec Corp.	2,400	61,460
Mikuni Coca-Cola Bottling Co. Ltd.	3,600	37,199
Mitsubishi Paper Mills Ltd.[a]	32,000	31,558
Mitsubishi Steel Manufacturing Co. Ltd.	4,000	7,846
Mitsuuroko Holdings Co. Ltd.	2,400	12,965
Miura Co. Ltd.	1,200	31,400
Mr Max Corp.	2,000	7,144
Nachi-Fujikoshi Corp.	8,000	32,522
Nagaileben Co. Ltd.	2,400	30,980
Net One Systems Co. Ltd.	2,400	23,090
Nice Holdings Inc.	4,000	10,607
Nichi-Iko Pharmaceutical Co. Ltd.	1,200	25,299
Nichicon Corp.	2,800	23,073
Nifco Inc.	2,400	49,967
Nihon Dempa Kogyo Co. Ltd.	1,200	15,371
Nihon Kohden Corp.	2,000	63,708
Nihon Unisys Ltd.	3,600	29,428
Nikkiso Co. Ltd.	4,000	43,568
Nippon Carbon Co. Ltd.	8,000	15,428
Nippon Chemi-Con Corp.[a]	8,000	17,094

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2013

Security	Shares	Value

Nippon Chemiphar Co. Ltd.	4,000	$26,474
Nippon Coke & Engineering Co. Ltd.	12,000	17,883
Nippon Denko Co. Ltd.	4,000	11,659
Nippon Gas Co. Ltd.	1,200	14,990
Nippon Parking Development Co. Ltd.	376	25,297
Nippon Suisan Kaisha Ltd.	12,800	25,527
Nippon Yakin Kogyo Co. Ltd.[a]	4,000	5,786
Nishio Rent All Co. Ltd.	800	11,817
Nissin Kogyo Co. Ltd.	2,400	36,055
Nitto Boseki Co. Ltd.	8,000	32,873
NOF Corp.	12,000	55,358
Noritsu Koki Co. Ltd.	3,200	13,956
Noritz Corp.	2,400	43,130
Oenon Holdings Inc.	8,000	19,899
Oita Bank Ltd. (The)	8,000	29,279
Okumura Corp.	16,000	63,116
Olympic Corp.	1,200	10,270
Onoken Co. Ltd.	2,800	25,987
Optex Co. Ltd.	1,200	13,531
Orient Corp.[a]	14,000	52,465
OSG Corp.	4,000	51,983
Panasonic Industrial Devices SUNX Co. Ltd.	3,200	13,745
Parco Co. Ltd.	1,600	16,638
Pasona Group Inc.	28	14,129
Penta-Ocean Construction Co. Ltd.	8,000	20,250
Pioneer Corp.[a]	8,800	21,986
Resorttrust Inc.	1,600	34,819
Right On Co. Ltd.	1,600	12,676
Riken Technos Corp.	4,000	11,308
Ringer Hut Co. Ltd.	3,200	41,131
Round One Corp.	3,200	18,619
Royal Holdings Co. Ltd.	3,600	42,367
Ryosan Co. Ltd.	2,000	38,988
S.T. Corp.	1,600	16,936
Sagami Chain Co. Ltd.[a]	4,000	32,128
Saibu Gas Co. Ltd.	8,000	19,198
Saizeriya Co. Ltd.	2,800	37,217
San-Ai Oil Co. Ltd.	4,000	17,401
Sanken Electric Co. Ltd.[a]	8,000	31,997
Sankyu Inc.	12,000	47,469
Sanshin Electronics Co. Ltd.	2,000	13,588
Sanyo Special Steel Co. Ltd.	4,000	12,842
SCSK Corp.	1,660	31,159

Security	Shares	Value

Seiko Holdings Corp.[a]	8,000	$25,510
Senshukai Co. Ltd.	2,400	14,675
Shikoku Chemicals Corp.	4,000	27,175
Shimojima Co. Ltd.	800	8,679
Shinwa Co. Ltd.	1,200	14,464
Ship Healthcare Holdings Inc.	1,200	34,438
Showa Corp.	3,600	38,738
Sinfonia Technology Co. Ltd.	8,000	14,902
Star Micronics Co. Ltd.	2,000	19,855
Sumitomo Warehouse Co. Ltd. (The)	12,000	60,487
T-Gaia Corp.	2,400	23,695
Tadano Ltd.	8,000	71,094
Taisei Lamick Co. Ltd.	800	21,731
Takiron Co. Ltd.	4,000	15,428
Tamura Corp.	8,000	17,795
Tenma Corp.	2,400	24,773
Toa Oil Co. Ltd.	12,000	13,018
Toagosei Co. Ltd.	12,000	49,573
TOC Co. Ltd.	6,800	44,335
Toda Kogyo Corp.	4,000	15,998
Toho Bank Ltd. (The)	12,000	38,133
Toho Holdings Co. Ltd.	2,400	46,496
Toho Zinc Co. Ltd.	8,000	34,626
Tokai Tokyo Financial Holdings Inc.	12,000	60,224
Tokyo Dome Corp.	8,000	30,594
Tokyo Ohka Kogyo Co. Ltd.	2,400	46,732
Tokyo Tomin Bank Ltd. (The)	2,800	28,380
TOLI Corp.	8,000	19,373
Topcon Corp.	2,800	22,919
Tosho Printing Co. Ltd.	4,000	6,487
Toyo Electric Manufacturing Co. Ltd.	4,000	10,782
Toyo Tanso Co. Ltd.	800	19,417
Trans Cosmos Inc.	2,400	29,796
Tsubakimoto Chain Co.	4,000	21,302
Wacom Co. Ltd.	12	39,198
Watami Co. Ltd.	1,200	22,669
Wood One Co. Ltd.	4,000	13,281
Yachiyo Bank Ltd. (The)	1,200	28,534
Yamanashi Chuo Bank Ltd. (The)	8,000	32,522
Yodogawa Steel Works Ltd.	4,000	14,289
Yomiuri Land Co. Ltd.	8,000	43,831
Zensho Holdings Co. Ltd.[c]	3,600	41,420

		5,713,608

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2013

Security	Shares	Value

NETHERLANDS — 2.39%
Aalberts Industries NV	3,088	$69,393
Arcadis NV	1,728	45,446
ASM International NV	1,612	64,243
BinckBank NV	2,380	23,057
CSM NV CVA	1,868	43,258
Delta Lloyd NV	4,393	86,404
Eurocommercial Properties NV	1,016	40,477
Koninklijke BAM Groep NV	5,880	24,583
Koninklijke Ten Cate NV	620	16,811
Koninklijke Wessanen NV	5,108	16,051
Mediq NV	2,076	39,226
Nutreco NV	916	81,180
Royal Imtech NV	2,556	67,465
TomTom NVa,c	2,136	11,087
Unit4 NV	796	26,661
USG People NV	2,454	20,909
Wereldhave NV	688	47,423

		723,674
NEW ZEALAND — 0.98%
Freightways Ltd.	12,060	46,011
Goodman Property Trust	53,408	46,003
Infratil Ltd.	25,284	52,269
Mainfreight Ltd.	3,180	32,068
New Zealand Oil & Gas Ltd.	18,980	14,435
Nuplex Industries Ltd.	10,060	27,898
Precinct Properties New Zealand Ltd.	46,244	39,638
Tower Ltd.	22,756	36,907

		295,229
NORWAY — 2.61%
Algeta ASA[a,c]	1,440	43,980
Archer Ltd.[a,c]	6,652	7,655
Atea ASA	4,292	50,960
BW Offshore Ltd.	17,236	17,726
DNO International ASA[a]	27,424	46,538
Fred Olsen Energy ASA	848	40,429
Frontline Ltd.[a,c]	2,772	9,671
Kongsberg Gruppen ASA	1,496	35,935
Marine Harvest ASA[a]	65,164	65,111
Norwegian Energy Co. ASA[a]	10,396	9,229
Norwegian Property ASA	19,152	29,457
Petroleum Geo-Services ASA	5,016	88,785

Security	Shares	Value

Prosafe SE	8,604	$81,727
Renewable Energy Corp. ASA[a,c]	60,245	11,665
Schibsted ASA	2,068	82,993
Songa Offshore SEa	7,060	7,138
TGS-NOPEC Geophysical Co. ASA	2,968	110,600
Tomra Systems ASA	5,880	49,945

		789,544
PORTUGAL — 0.90%
Altri SGPS SA	16,156	40,483
Banco BPI SAa	27,664	47,615
Mota-Engil SGPS SA	10,420	30,622
Portucel SA	13,504	52,168
Semapa — Sociedade de Investimento e Gestao SGPS SA	3,848	37,085
Sonae SGPS SA	29,544	29,275
Zon Multimedia Servicos Telecomunicacoes e Multimedia SGPS SA	8,132	34,793

		272,041
SINGAPORE — 4.57%
AIMS AMP Capital Industrial REIT	20,000	25,610
ARA Asset Management Ltd.[d]	16,600	22,933
Ascott Residence Trust	24,000	26,854
Biosensors International Group Ltd.[a,c]	44,000	48,166
Cache Logistics Trust	36,000	36,646
Cambridge Industrial Trust	68,200	39,119
CapitaRetail China Trust	32,000	45,371
CDL Hospitality Trusts	32,000	52,222
China Fishery Group Ltd.	28,200	16,631
China XLX Fertiliser Ltd.	40,000	12,441
CitySpring Infrastructure Trust	76,000	27,937
CSE Global Ltd.	20,000	13,976
Ezion Holdings Ltd.	20,000	29,245
Ezra Holdings Ltd.[a]	20,000	19,228
First Resources Ltd.	16,000	25,271
First Ship Lease Trust	156,000	17,392
Fortune REIT	24,000	21,384
Frasers Centrepoint Trust	20,000	31,346
Frasers Commercial Trust	44,200	47,671
Gallant Venture Ltd.[a]	60,000	14,300
GMG Global Ltd.	184,000	21,257
Goodpack Ltd.	12,000	17,693
GuocoLeisure Ltd.	28,000	16,852

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2013

Security	Shares	Value

Hi-P International Ltd.[c]	12,000	$6,786
Hyflux Ltd.	24,500	26,622
Jurong Technologies Industrial Corp. Ltd.[a,b]	60,000	—
Keppel REIT Management Ltd.	28,000	30,990
LionGold Corp. Ltd.[a]	36,000	30,829
Lippo Malls Indonesia Retail Trust	68,000	28,842
Mapletree Industrial Trust	48,000	53,127
Mapletree Logistics Trust	52,600	49,719
Midas Holdings Ltd.[c]	40,000	17,612
Oceanus Group Ltd.[a,c]	244,000	11,630
OSIM International Ltd.	16,000	23,267
Pacific Andes Resources Development Ltd.	20,000	2,488
Parkway Life REIT	20,000	37,647
Raffles Education Corp. Ltd.[a,c]	52,800	15,356
Raffles Medical Group Ltd.[c]	16,000	39,166
SATS Ltd.	16,000	39,425
Sound Global Ltd.[c]	28,000	14,930
Starhill Global REIT	36,000	24,576
Suntec REIT[c]	84,000	115,027
Super Group Ltd.	12,000	33,446
Swiber Holdings Ltd.[c]	16,000	8,984
Tat Hong Holdings Ltd.	24,000	29,859
Tiger Airways Holdings Ltd.[a,c]	48,000	29,666
Triyards Holdings Ltd.[a]	28,000	18,662
United Engineers Ltd.	12,000	32,865
UOB-Kay Hian Holdings Ltd.	4,000	5,542
Ying Li International Real Estate Ltd.[a]	64,000	24,818

		1,381,426
SPAIN — 2.14%
Abengoa SA	5,980	18,020
Almirall SA	1,576	19,510
Bolsas y Mercados Espanoles	2,076	58,149
Codere SAa	1,420	7,575
Construcciones y Auxiliar de Ferrocarriles SA	96	48,072
Ebro Foods SA	2,860	57,844
Ence Energia y Celulosa SA	10,323	30,827
FAES FARMA SA	6,373	19,810
Gamesa Corporacion Tecnologica SA	12,216	28,919
Grupo Catalana Occidente SA	2,260	48,409
Melia Hotels International SA	2,892	23,475
NH Hoteles SAa	6,971	27,441

Security	Shares	Value

Obrascon Huarte Lain SA	2,170	$65,833
Papeles y Cartones de Europa SA	4,013	13,863
Prosegur Compania de Seguridad SA	7,080	44,208
Sacyr Vallehermoso SAa,c	6,476	14,856
Tecnicas Reunidas SA	656	33,361
Tubacex SAa	1,648	5,615
Tubos Reunidos SA	312	790
Viscofan SA	1,252	65,463
Zeltia SAa	9,096	16,730

		648,770
SWEDEN — 4.06%
AarhusKarlshamn AB	752	32,027
Active Biotech ABa,c	1,784	13,486
Avanza Bank Holding AB	1,664	40,534
Axfood AB	724	29,947
Axis Communications ABc	1,600	39,729
Betsson ABa	1,064	35,616
Billerud AB	6,780	72,189
Castellum AB	6,180	91,101
CDON Group ABa	2,712	15,216
D. Carnegie & Co. ABa,b	3,396	—
Eniro ABa	2,288	5,214
Fabege AB	4,948	54,044
Hakon Invest AB	2,284	46,842
Hoganas AB Class B	888	36,703
Hufvudstaden AB Class A	3,240	41,880
Intrum Justitia AB	1,304	21,108
JM AB	2,400	49,315
KappAhl ABa	6,348	4,749
Klovern AB	3,788	16,311
Kungsleden AB	5,208	32,166
Lindab International AB	3,200	22,887
Loomis AB Class B	1,528	25,334
Lundbergforetagen AB	524	20,505
Meda AB Class A	6,000	70,060
Mekonomen AB	400	14,207
NCC AB Class B	2,168	50,494
Nibe Industrier AB Class B	2,148	33,757
Peab AB	5,720	29,773
Rezidor Hotel Group ABa	4,044	17,668
Saab AB	1,196	25,844
SAS ABa	7,971	16,974

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2013

Security	Shares	Value

SkiStar AB	2,040	$26,610
Trelleborg AB Class B	7,200	92,389
Wallenstam AB Class B	2,972	37,015
Wihlborgs Fastigheter AB	4,088	65,370

		1,227,064
SWITZERLAND — 2.70%
Autoneum Holding AGa	52	3,113
Belimo Holding AG Registered	8	15,895
Bucher Industries AG Registered	328	68,806
Dufry AG Registered[a]	516	70,443
Flughafen Zurich AG Registered	54	24,035
Forbo Holding AG Registered[a]	64	42,983
Galenica Holding AG Registered	120	71,499
Georg Fischer AG Registered[a]	96	41,015
Helvetia Holding AG Registered	204	83,236
Kaba Holding AG Class B Registered	128	53,983
Kudelski SA Bearer[a]	1,564	18,036
Kuoni Reisen Holding AG Class B Registered[a]	80	24,272
Logitech International SA Registered[a,c]	4,496	30,220
Meyer Burger Technology AGa,c	1,536	14,306
Mobimo Holding AG Registered	128	29,944
OC Oerlikon Corp. AG Registered[a]	4,864	59,832
Panalpina Welttransport Holding AG Registered	436	43,935
Rieter Holding AG Registered[a]	92	17,986
Schmolz + Bickenbach AG Registered[a]	680	1,919
Temenos Group AG Registered[a]	1,324	27,047
Valiant Holding Registered	320	31,772
Valora Holding AG Registered	88	19,262
Vontobel Holding AG Registered	740	23,813

		817,352
UNITED KINGDOM — 23.13%
Aberdeen Asset Management PLC	32,512	207,422
Afren PLC[a]	22,184	50,436
Alent PLC[a]	6,648	35,278
Amlin PLC	11,948	72,665
Aquarius Platinum Ltd.[a]	15,668	15,588
Ashtead Group PLC	12,972	93,372
AVEVA Group PLC	1,912	65,508
AZ Electronic Materials SA	8,300	49,084
Babcock International Group PLC	7,192	118,359
Balfour Beatty PLC	15,657	65,856

Security	Shares	Value

Barratt Developments PLC[a]	23,496	$81,060
BBA Aviation PLC	9,848	34,662
Beazley PLC	10,168	29,582
Bellway PLC	2,912	51,247
Berendsen PLC	2,960	28,627
Berkeley Group Holdings PLC (The)[a]	3,060	88,782
Betfair Group PLC	2,424	25,576
Bodycote PLC	5,805	42,520
Booker Group PLC	34,356	57,302
Bovis Homes Group PLC	4,196	39,815
Britvic PLC	7,584	53,964
BTG PLC[a]	7,388	38,888
Bumi PLC[a]	2,216	12,104
bwin.party digital entertainment PLC[a]	18,488	32,595
Cable & Wireless Communications PLC	60,988	39,538
Cape PLC	2,768	9,753
Capital & Counties Properties PLC	14,956	57,383
Carillion PLC	12,560	60,815
Carpetright PLC[a]	1,520	16,387
Carphone Warehouse Group PLC	2,956	10,322
Catlin Group Ltd.	9,476	78,499
Centamin PLC[a]	24,816	22,249
Chemring Group PLC	6,100	27,428
Close Brothers Group PLC	4,688	73,471
COLT Group SAa	8,848	14,842
Croda International PLC	3,520	135,278
CSR PLC	4,844	27,725
Dairy Crest Group PLC	3,620	23,899
Darty PLC	15,584	14,886
De La Rue PLC	1,924	27,515
Debenhams PLC	25,972	41,713
Derwent London PLC	2,508	85,809
Dignity PLC	1,688	31,258
Dixons Retail PLC[a]	88,697	38,672
Domino Printing Sciences PLC	2,300	24,012
Domino’s Pizza Group PLC	3,652	29,790
DS Smith PLC	26,068	91,586
Dunelm Group PLC	1,948	23,472
easyJet PLC	7,516	110,940
Electrocomponents PLC	9,468	37,107
Elementis PLC	10,976	36,753
EnQuest PLC[a]	14,112	28,907
Enterprise Inns PLC[a]	12,068	17,316

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2013

Security	Shares	Value

Fenner PLC	5,124	$30,781
Fidessa Group PLC	904	22,058
Filtrona PLC	5,328	48,656
FirstGroup PLC	10,956	33,698
Galliford Try PLC	2,836	36,960
Gem Diamonds Ltd.[a]	2,944	7,468
Genus PLC	1,536	34,581
Go-Ahead Group PLC (The)	1,200	24,828
Great Portland Estates PLC	6,820	52,604
Greencore Group PLC	9,563	16,905
Greene King PLC	6,344	67,138
Halfords Group PLC	5,760	31,104
Halma PLC	8,212	59,943
Henderson Group PLC	21,884	53,779
Heritage Oil PLC[a]	5,012	15,829
Hikma Pharmaceuticals PLC	3,912	50,021
Hiscox Ltd.	12,248	92,044
Hochschild Mining PLC	3,764	25,231
Home Retail Group PLC	17,696	33,667
Homeserve PLC	8,696	31,986
Howden Joinery Group PLC	17,940	53,359
Hunting PLC	3,252	43,670
IG Group Holdings PLC	9,488	67,091
Imagination Technologies Group PLC[a]	6,724	54,422
Inchcape PLC	11,100	83,294
Informa PLC	10,956	83,203
Intermediate Capital Group PLC	11,460	64,246
International Personal Finance PLC	6,340	40,549
Interserve PLC	5,056	35,623
ITE Group PLC	4,872	19,774
Jardine Lloyd Thompson Group PLC	3,529	43,921
JD Wetherspoon PLC	5,060	41,115
JKX Oil & Gas PLC[a]	3,076	2,682
Jupiter Fund Management PLC	7,220	37,248
Keller Group PLC	2,636	30,717
Kier Group PLC	1,440	30,707
Laird PLC	7,620	26,989
Lamprell PLC	3,196	6,537
Lancashire Holdings Ltd.	4,176	54,225
Marston’s PLC	22,764	48,218
Melrose Industries PLC	28,688	106,158
Michael Page International PLC	8,572	55,340
Micro Focus International PLC	3,676	35,581

Security	Shares	Value

Millennium & Copthorne Hotels PLC	2,500	$21,562
Mitchells & Butlers PLC[a]	9,444	49,965
Mitie Group PLC	5,772	25,797
Mondi PLC	9,152	108,390
Morgan Crucible Co. PLC (The)	8,416	37,094
N Brown Group PLC	4,572	26,733
National Express Group PLC	11,096	36,433
New World Resources PLC Class A	2,440	11,219
Ocado Group PLC[a,c]	11,220	18,820
Pace PLC	7,232	25,879
Paragon Group of Companies PLC	7,508	33,461
Pennon Group PLC	7,628	81,754
Persimmon PLC	7,536	100,661
Petropavlovsk PLC	4,292	23,687
Phoenix Group Holdings	3,856	39,126
Premier Farnell PLC	12,936	43,521
Premier Foods PLC[a]	5,033	7,461
Premier Oil PLC[a]	10,544	62,471
Provident Financial PLC	2,776	63,553
PZ Cussons PLC	4,632	28,553
QinetiQ Group PLC	14,284	42,576
Rathbone Brothers PLC	1,440	30,707
Redrow PLC[a]	9,592	28,301
Regus PLC	18,608	34,871
Renishaw PLC	760	22,520
Restaurant Group PLC (The)	3,740	22,331
Rightmove PLC	2,296	61,010
Rotork PLC	1,884	79,066
RPC Group PLC	4,348	29,642
RPS Group PLC	7,724	28,301
Savills PLC	3,656	28,692
SDL PLC	2,040	16,964
Senior PLC	9,896	31,630
Shaftesbury PLC	7,132	62,474
Shanks Group PLC	10,592	15,408
SIG PLC	12,663	26,501
SOCO International PLC[a]	6,504	39,494
Spectris PLC	3,008	105,586
Spirax-Sarco Engineering PLC	1,676	60,000
Spirent Communications PLC	15,848	40,227
Spirit Pub Co. PLC	18,456	19,605
Sportingbet PLC	14,484	12,687
Sports Direct International PLC[a]	5,124	32,065

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2013

Security	Shares	Value

St James’s Place PLC	6,040	$44,347
Stagecoach Group PLC	13,660	66,293
SuperGroup PLC[a]	740	7,139
Synthomer PLC	6,728	21,142
TalkTalk Telecom Group PLC	15,716	58,953
Taylor Wimpey PLC	72,704	82,014
Telecity Group PLC	3,916	52,587
Thomas Cook Group PLC[a]	22,952	24,472
Travis Perkins PLC	6,412	123,007
Tullett Prebon PLC	6,960	26,483
UBM PLC	4,576	54,558
Ultra Electronics Holdings PLC	1,484	38,704
UNITE Group PLC	6,536	29,523
Vesuvius PLC	6,648	38,197
Victrex PLC	2,656	64,596
W.S. Atkins PLC	2,956	38,875
WH Smith PLC	3,708	39,153
Xchanging PLC[a]	5,156	9,953

		6,998,361

TOTAL COMMON STOCKS
(Cost: $31,451,016)		29,814,262

INVESTMENT COMPANIES — 0.46%

AUSTRALIA — 0.15%
Australian Infrastructure Fund	14,080	45,527

		45,527
SWITZERLAND — 0.31%
BB BIOTECH AG Registered[a]	392	41,504
Schroder ImmoPLUS	20	23,789
Swisscanto (CH) Real Estate Fund Ifca	220	30,372

		95,665

TOTAL INVESTMENT COMPANIES
(Cost: $116,608)		141,192

PREFERRED STOCKS — 0.61%

GERMANY — 0.61%
Biotest AG	224	15,203
Draegerwerk AG & Co. KGaA	192	23,542
Fuchs Petrolub AG	820	62,777

Security	Shares	Value

ProSiebenSat.1 Media AG	2,432	$83,157

		184,679

TOTAL PREFERRED STOCKS
(Cost: $96,033)		184,679

RIGHTS — 0.01%

GERMANY — 0.00%
Sky Deutschland AGa	13,328	18

		18
UNITED KINGDOM — 0.01%
Phoenix Group Holdings[a]	750	1,665

		1,665

TOTAL RIGHTS
(Cost: $0)		1,683

SHORT-TERM INVESTMENTS — 3.48%

MONEY MARKET FUNDS — 3.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[e,f,g]	980,110	980,110
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[e,f,g]	68,595	68,595
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[e,f]	3,888	3,888

		1,052,593

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,052,593)		1,052,593

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 103.11%
(Cost: $32,716,250)	$31,194,409
Other Assets, Less Liabilities — (3.11)%	(942,337)

NET ASSETS — 100.00%	$30,252,072

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.54%

AUSTRALIA — 3.44%
ALS Ltd.	32,967	$386,845
Alumina Ltd.	352,917	406,762
Amcor Ltd.	72,461	634,876
AMP Ltd.	557,073	3,091,212
APA Group	45,133	271,628
Asciano Ltd.	81,813	412,168
ASX Ltd.	92,369	3,372,091
Aurizon Holdings Ltd.	74,227	307,367
Australia and New Zealand Banking Group Ltd.	287,747	7,977,574
Bendigo and Adelaide Bank Ltd.	39,197	376,954
BHP Billiton Ltd.	388,416	15,184,543
Boral Ltd.	74,780	382,976
Brambles Ltd.	450,454	3,810,451
Coca-Cola Amatil Ltd.	31,035	448,015
Commonwealth Bank of Australia	193,587	13,013,801
CSL Ltd.	95,861	5,493,330
Dexus Property Group	421,863	459,825
Federation Centres	146,216	355,350
Fortescue Metals Group Ltd.	267,068	1,303,685
Goodman Group	134,153	629,677
GPT Group	127,985	505,945
Iluka Resources Ltd.	112,273	1,138,274
Incitec Pivot Ltd.	173,118	583,243
James Hardie Industries SE	65,041	691,978
Lend Lease Group	14,714	159,000
Macquarie Group Ltd.	73,203	2,939,643
Mirvac Group	270,065	447,889
National Australia Bank Ltd.	191,542	5,466,196
Newcrest Mining Ltd.	110,091	2,687,031
Orica Ltd.	142,715	3,815,252
Origin Energy Ltd.	129,547	1,701,211
OZ Minerals Ltd.	41,035	297,043
QBE Insurance Group Ltd.	154,571	1,921,805
Rio Tinto Ltd.	76,975	5,327,962
Santos Ltd.	195,252	2,435,744
SP AusNet	431,324	517,376
Stockland Corp. Ltd.	135,402	487,247
Suncorp Group Ltd.	339,581	3,754,519
Telstra Corp. Ltd.	749,483	3,596,041

Security	Shares	Value

Transurban Group	85,075	$541,299
Wesfarmers Ltd.	164,214	6,440,255
Westfield Group	239,646	2,794,583
Westfield Retail Trust	339,561	1,136,915
Westpac Banking Corp.	374,119	10,941,902
Woodside Petroleum Ltd.	96,838	3,582,713
Woolworths Ltd.	165,389	5,389,180
WorleyParsons Ltd.	22,134	582,482

		128,201,858
AUSTRIA — 0.15%
Erste Group Bank AGa	47,978	1,614,131
IMMOFINANZ AGa	92,369	404,732
OMV AG	32,550	1,341,406
Telekom Austria AG	51,865	383,899
Voestalpine AG	46,494	1,702,101

		5,446,269
BELGIUM — 0.39%
Ageas	34,879	1,150,714
Anheuser-Busch InBev NV	109,435	9,492,152
Groupe Bruxelles Lambert SA	31,904	2,663,347
KBC Groep NV	22,876	901,591
UCB SA	5,595	322,886

		14,530,690
BRAZIL — 0.66%
BM&F Bovespa SA	149,200	1,045,570
BR Malls Participacoes SA	74,600	966,815
BR Properties SA	74,600	969,440
BRF — Brasil Foods SA	74,600	1,640,360
BRF — Brasil Foods SA SP ADR	83,963	1,863,979
CCR SA	74,600	770,677
Cielo SA	37,300	1,056,071
Companhia de Saneamento Basico do Estado de Sao Paulo	37,300	1,681,988
Companhia Hering SA	37,300	710,298
Companhia Siderurgica Nacional SA	56,200	303,715
Companhia Siderurgica Nacional SA SP ADR	77,357	420,048
Embraer SA	37,300	308,458
Embraer SA SP ADR	51,682	1,703,955
Hypermarcas SAa	37,300	322,522
Natura Cosmeticos SA	37,300	1,006,942
OGX Petroleo e Gas Participacoes SAa	92,400	190,448

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI INDEX FUND

January 31, 2013

Security	Shares	Value

OGX Petroleo e Gas Participacoes SA SP ADR[a]	118,860	$246,040
Petroleo Brasileiro SA	310,000	2,840,991
Petroleo Brasileiro SA SP ADR	92,920	1,698,578
Souza Cruz SA	37,300	617,854
TIM Participacoes SA	37,300	165,011
Ultrapar Participacoes SA	37,300	901,373
Vale SA	149,214	3,019,986

		24,451,119
CANADA — 4.11%
Agnico-Eagle Mines Ltd.	19,769	903,098
Agrium Inc.	16,198	1,834,914
Alimentation Couche-Tard Inc. Class B	6,341	308,908
ARC Resources Ltd.	4,476	105,173
Athabasca Oil Corp.[a]	17,158	181,912
Bank of Montreal	88,321	5,569,745
Bank of Nova Scotia	110,919	6,512,889
Barrick Gold Corp.	125,017	3,975,111
Baytex Energy Corp.	2,842	130,484
BCE Inc.	2,915	129,312
Bell Aliant Inc.	15,293	397,617
Bombardier Inc. Class B	85,075	333,026
Brookfield Asset Management Inc. Class A	120,565	4,443,107
Brookfield Office Properties Inc.	22,134	364,080
Cameco Corp.	93,111	2,004,191
Canadian Imperial Bank of Commerce	60,592	5,047,059
Canadian National Railway Co.	52,966	5,076,273
Canadian Natural Resources Ltd.	147,893	4,459,666
Canadian Oil Sands Ltd.	33,197	697,607
Canadian Pacific Railway Ltd.	53,172	6,129,805
Canadian Tire Corp. Ltd. Class A NVS	5,810	403,795
Canadian Utilities Ltd. Class A	4,769	364,055
Catamaran Corp.[a]	20,142	1,043,549
Cenovus Energy Inc.	74,794	2,479,281
Centerra Gold Inc.	3,584	32,508
Crescent Point Energy Corp.	13,428	518,649
Dollarama Inc.	7,833	475,854
Eldorado Gold Corp.	63,557	709,476
Enbridge Inc.	163,374	7,172,198
Encana Corp.	75,433	1,456,023
Finning International Inc.	7,087	181,210
First Quantum Minerals Ltd.	59,108	1,190,030

Security	Shares	Value

Fortis Inc.	11,746	$407,350
Franco-Nevada Corp.	8,579	457,873
Gildan Activewear Inc.	11,746	431,692
Goldcorp Inc.	108,693	3,822,781
H&R Real Estate Investment Trust	6,341	150,137
Husky Energy Inc.	70,977	2,209,926
IAMGOLD Corp.	130,950	1,073,715
Imperial Oil Ltd.	61,331	2,689,391
Inmet Mining Corp.	6,552	472,287
Kinross Gold Corp.	188,129	1,540,667
Magna International Inc. Class A	17,682	922,824
Manulife Financial Corp.	167,182	2,410,193
National Bank of Canada	11,746	932,765
New Gold Inc.[a]	51,688	501,433
Nexen Inc.	107,424	2,869,372
Open Text Corp.[a]	4,103	238,987
Osisko Mining Corp.[a]	16,198	112,057
Pacific Rubiales Energy Corp.	45,752	1,065,875
Pan American Silver Corp.	8,036	140,148
Pembina Pipeline Corp.	27,149	786,597
Penn West Petroleum Ltd.	139,731	1,411,509
Potash Corp. of Saskatchewan Inc.	110,919	4,705,049
Power Corp. of Canada	111,661	2,932,240
Research In Motion Ltd.[a,b]	66,525	860,493
Rogers Communications Inc. Class B	88,809	4,121,036
Royal Bank of Canada	133,918	8,328,564
Saputo Inc.	2,915	144,750
Shaw Communications Inc. Class B	176,828	4,131,917
Silver Wheaton Corp.	53,914	1,873,510
Sino-Forest Corp. Class Aa,b,c	12,731	—
SNC-Lavalin Group Inc.	54,085	2,412,261
Sun Life Financial Inc.	79,139	2,305,596
Suncor Energy Inc.	207,866	7,054,770
Talisman Energy Inc.	200,446	2,500,433
Teck Resources Ltd. Class B	96,821	3,523,495
TELUS Corp. NVS	11,190	751,938
Thomson Reuters Corp.	42,243	1,292,010
Tim Hortons Inc.	2,984	149,402
Toronto-Dominion Bank (The)	88,785	7,403,417
Tourmaline Oil Corp.[a]	37,300	1,264,059
TransCanada Corp.	95,337	4,506,042
Turquoise Hill Resources Ltd.[a]	120,542	926,828

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI INDEX FUND

January 31, 2013

Security	Shares	Value

Valeant Pharmaceuticals International Inc.[a]	29,554	$1,956,952
Yamana Gold Inc.	31,705	517,387

		152,940,333
CHILE — 0.27%
AES Gener SA	297,700	204,527
Aguas Andinas SA Series A	285,635	209,803
Banco de Chile	749,454	124,684
Banco de Chile Series Ta	28,771	4,402
Banco de Credito e Inversiones	5,312	414,883
Banco Santander (Chile) SA	6,733,228	512,797
Banco Santander (Chile) SA SP ADR[b]	20,429	616,956
Cencosud SA	111,440	692,359
Colbun SAa	970,040	305,987
Compania Cervecerias Unidas SA	14,250	230,522
CorpBanca SA	10,800,649	155,392
CorpBanca SA SP ADR	34,496	743,044
Empresa Nacional de Electricidad SA	403,213	698,523
Empresas CMPC SA	137,005	531,041
Enersis SA	735,466	292,985
LATAM Airlines Group SA	11,664	288,351
LATAM Airlines Group SA SP ADR[b]	93,703	2,294,786
S.A.C.I. Falabella SA	59,315	689,438
Sociedad Quimica y Minera de Chile SA Series B SP ADR	16,989	965,655

		9,976,135
CHINA — 2.44%
Agricultural Bank of China Ltd. Class H	1,119,000	608,881
Bank of China Ltd. Class H	8,778,000	4,323,636
Belle International Holdings Ltd.	616,000	1,369,330
Bosideng International Holdings Ltd.[b]	1,232,000	349,481
Brilliance China Automotive Holdings Ltd.[a]	1,492,000	2,004,595
China Communications Construction Co. Ltd. Class H	1,358,000	1,378,049
China Construction Bank Corp. Class H	7,087,260	6,113,567
China COSCO Holdings Co. Ltd. Class Ha,b	1,421,000	738,396
China Gas Holdings Ltd.[b]	896,000	778,678
China Life Insurance Co. Ltd. Class H	1,492,000	5,001,870

Security	Shares	Value

China Mengniu Dairy Co. Ltd.[b]	373,000	$1,089,350
China Merchants Bank Co. Ltd. Class H	308,000	737,882
China Mobile Ltd.	746,000	8,200,181
China National Building Material Co. Ltd. Class H	746,000	1,190,830
China Overseas Land & Investment Ltd.	746,000	2,313,365
China Petroleum & Chemical Corp. Class H	2,984,000	3,620,584
China Shanshui Cement Group Ltd.	1,358,000	998,079
China Shenhua Energy Co. Ltd. Class H	746,000	3,207,930
China Shipping Container Lines Co. Ltd. Class Ha,b	2,611,000	801,261
China Telecom Corp. Ltd. Class H	1,492,000	811,842
China Unicom (Hong Kong) Ltd.	746,000	1,198,525
CNOOC Ltd.	2,611,000	5,393,362
Country Garden Holdings Co. Ltd.[a]	1,119,813	596,329
Dongfang Electric Corp. Ltd. Class H	123,200	238,600
Evergrande Real Estate Group Ltd.[b]	1,492,000	788,756
Fosun International Ltd.	1,792,000	1,247,734
GCL-Poly Energy Holdings Ltd.[b]	1,358,000	371,215
GOME Electrical Appliances Holdings Ltd.[a]	2,238,000	268,370
Great Wall Motor Co. Ltd. Class H	308,000	1,252,969
Guangdong Investment Ltd.	1,232,000	1,023,026
Haier Electronics Group Co. Ltd.[a]	616,000	1,026,203
Industrial and Commercial Bank of China Ltd. Class H	8,978,260	6,760,755
Kunlun Energy Co. Ltd.	746,000	1,550,580
Lee & Man Paper Manufacturing Ltd.	1,358,000	915,781
Lenovo Group Ltd.[b]	746,000	776,252
Parkson Retail Group Ltd.[b]	308,000	237,488
PetroChina Co. Ltd. Class H	2,984,000	4,255,437
Ping An Insurance (Group) Co. of China Ltd. Class H	559,500	5,017,501
Shimao Property Holdings Ltd.	679,000	1,500,620
Shougang Fushan Resources Group Ltd.[b]	2,238,000	960,936
Sino-Ocean Land Holdings Ltd.	1,678,500	1,339,683
Tencent Holdings Ltd.[b]	149,200	5,221,182
Want Want China Holdings Ltd.	1,865,000	2,476,887

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI INDEX FUND

January 31, 2013

Security	Shares	Value

Zhaojin Mining Industry Co. Ltd. Class H	308,000	$463,857
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	223,820	304,179

		90,824,014
COLOMBIA — 0.10%
Bancolombia SA SP ADR[b]	53,914	3,747,562

		3,747,562
CZECH REPUBLIC — 0.12%
CEZ AS	51,891	1,677,408
Komercni Banka AS	13,578	2,737,765

		4,415,173
DENMARK — 0.45%
Carlsberg A/S Class B	16,198	1,732,769
Danske Bank A/Sa	139,884	2,682,320
DSV A/S	31,777	815,143
Novo Nordisk A/S Class B	56,882	10,462,318
Novozymes A/S Class B	29,554	969,962
TDC A/S	18,650	142,675
TrygVesta A/S	1,802	141,789

		16,946,976
EGYPT — 0.07%
Orascom Construction Industries SAE SP GDR[a,b]	37,080	1,390,500
Orascom Telecom Holding SAE SP GDR[a,b,d]	356,752	1,163,012

		2,553,512
FINLAND — 0.29%
Fortum OYJ	89,527	1,678,245
Metso OYJ	52,220	2,337,025
Nokia OYJ[b]	352,485	1,378,930
Sampo OYJ Class A	93,996	3,374,758
UPM-Kymmene OYJ	155,541	1,899,125

		10,668,083
FRANCE — 3.51%
Accor SA	50,204	1,959,222
ALSTOM	32,519	1,442,978
ArcelorMittal	91,247	1,562,476
Arkema SA	5,068	577,861
AXA SA	152,345	2,820,656
BNP Paribas SA	102,757	6,445,475
Bouygues SA	49,474	1,404,231

Security	Shares	Value

Cap Gemini SA	53,914	$2,598,356
Carrefour SA	65,041	1,852,253
Compagnie de Saint-Gobain	63,568	2,620,541
Compagnie Generale de Geophysique-Veritas[a]	71,129	2,065,697
Compagnie Generale des Etablissements Michelin Class B	38,046	3,539,136
Credit Agricole SAa	189,111	1,868,770
Danone SA	68,795	4,766,231
Edenred SA	49,749	1,594,366
Essilor International SA	49,462	5,041,518
European Aeronautic Defence and Space Co. NV	29,467	1,384,147
France Telecom SA	201,188	2,283,599
GDF Suez	105,735	2,168,657
Gemalto NV	4,103	365,242
Groupe Eurotunnel SA Registered	18,473	157,096
Iliad SA	1,802	333,884
L’Air Liquide SA	33,615	4,295,511
L’Oreal SA	29,554	4,388,753
Lafarge SA	26,652	1,629,068
Legrand SA	35	1,588
LVMH Moet Hennessy Louis Vuitton SA	34,745	6,548,559
Pernod Ricard SA	40,729	5,097,324
PPR SA	18,277	3,929,775
PSA Peugeot Citroen SAa,b	54,831	427,512
Renault SA	43,268	2,608,579
Safran SA	9,325	428,022
Sanofi	110,919	10,819,339
Schneider Electric SA	65,041	4,952,878
SES SA Class A FDR	121,307	3,712,305
Societe Generale[a]	87,282	3,942,306
Suez Environnement SA	41,440	548,500
Technip SA	31,705	3,436,882
Total SA	240,388	13,029,257
Unibail-Rodamco SE	14,714	3,476,261
Vallourec SA	34,003	1,848,303
Veolia Environnement	46,494	599,301
Vinci SA	54,656	2,783,980
Vivendi SA	136,792	2,931,908
Wendel	2,115	229,442

		130,517,745

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI INDEX FUND

January 31, 2013

Security	Shares	Value

GERMANY — 3.07%
Adidas AG	56,696	$5,267,850
Allianz SE Registered	52,430	7,497,595
BASF SE	86,536	8,769,854
Bayer AG Registered	86,559	8,539,544
Bayerische Motoren Werke AG	61,918	6,232,117
Beiersdorf AG	3,730	327,329
Commerzbank AGa	338,388	741,355
Continental AG	5,810	681,787
Daimler AG Registered	118,339	6,887,151
Deutsche Bank AG Registered	96,358	4,997,725
Deutsche Boerse AG	26,204	1,723,510
Deutsche Post AG Registered	129,466	3,039,372
Deutsche Telekom AG Registered	284,040	3,490,821
E.ON SE	184,125	3,200,368
Fresenius Medical Care AG & Co. KGaA	54,656	3,852,687
Fresenius SE & Co. KGaA	3,730	453,907
GEA Group AG	11,004	398,813
HeidelbergCement AG	21,392	1,347,049
Henkel AG & Co. KGaA	10,444	775,039
Infineon Technologies AG	130,208	1,174,465
K+S AG Registered	44,391	2,003,522
Kabel Deutschland Holding AG	7,294	591,280
Lanxess AG	10,262	866,423
Linde AG	29,554	5,391,667
MAN SE	22,380	2,697,619
Merck KGaA	23,618	3,284,450
METRO AG	40,681	1,255,435
Muenchener Rueckversicherungs-Gesellschaft AG Registered	25,102	4,611,839
RWE AG	52,788	1,985,185
SAP AG	112,403	9,206,420
Siemens AG Registered	102,757	11,275,746
ThyssenKrupp AGa	73,945	1,795,671

		114,363,595
HONG KONG — 1.13%
AIA Group Ltd.	1,044,400	4,154,438
Bank of East Asia Ltd. (The)	123,200	506,747
Cheung Kong (Holdings) Ltd.	373,500	6,125,872
CLP Holdings Ltd.	186,500	1,585,929
Galaxy Entertainment Group Ltd.[a]	373,000	1,680,917

Security	Shares	Value

Hang Lung Properties Ltd.	746,000	$2,813,552
Hang Seng Bank Ltd.	135,800	2,223,790
Henderson Land Development Co. Ltd.	373,000	2,683,695
Hong Kong and China Gas Co. Ltd. (The)	746,398	2,117,305
Hong Kong Exchanges and Clearing Ltd.	71,600	1,358,050
Hutchison Whampoa Ltd.	373,000	4,169,828
Li & Fung Ltd.	746,000	1,048,469
Link REIT (The)	186,500	969,112
New World Development Co. Ltd.	616,000	1,132,636
Sands China Ltd.	298,400	1,504,409
Swire Pacific Ltd. Class A	373,000	4,787,847
Wharf (Holdings) Ltd. (The)	373,200	3,296,267

		42,158,863
HUNGARY — 0.04%
OTP Bank PLC	73,481	1,578,567

		1,578,567
INDIA — 0.78%
Axis Bank Ltd. SP GDR[d]	57,628	1,632,601
Dr. Reddy’s Laboratories Ltd. SP ADR	60,995	2,192,160
HDFC Bank Ltd. SP ADR	145,488	5,851,528
ICICI Bank Ltd. SP ADR	99,370	4,551,146
Infosys Ltd. SP ADR[b]	70,871	3,736,319
Larsen & Toubro Ltd. SP GDR[d]	49,638	1,446,451
Reliance Industries Ltd. SP GDR[e]	113,893	3,813,138
Sterlite Industries (India) Ltd. SP ADR	213,117	1,809,363
Tata Motors Ltd. SP ADR	84,083	2,323,213
Wipro Ltd. SP ADR[b]	186,891	1,769,858

		29,125,777
INDONESIA — 0.41%
PT Astra International Tbk	3,730,000	2,814,733
PT Bank Central Asia Tbk	4,476,500	4,435,136
PT Bank Danamon Indonesia Tbk	803,410	503,162
PT Bank Mandiri (Persero) Tbk	782,957	727,491
PT Bank Negara Indonesia (Persero) Tbk	1,213,088	488,847
PT Bank Rakyat Indonesia (Persero) Tbk	679,000	554,215
PT Bumi Resources Tbk	3,647,000	254,616
PT Charoen Pokphand Indonesia Tbk	1,700,945	676,711
PT Indocement Tunggal Prakarsa Tbk	308,000	687,782
PT Indofood Sukses Makmur Tbk	1,050,000	652,207

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI INDEX FUND

January 31, 2013

Security	Shares	Value

PT Kalbe Farma Tbk	3,465,500	$387,823
PT Perusahaan Gas Negara (Persero) Tbk	1,050,000	503,979
PT Semen Gresik (Persero) Tbk	308,000	498,049
PT Telekomunikasi Indonesia (Persero) Tbk	746,000	742,936
PT Unilever Indonesia Tbk	186,500	422,210
PT United Tractors Tbk	393,606	798,123

		15,148,020
IRELAND — 0.08%
CRH PLC	57,624	1,244,461
Elan Corp. PLC[a]	125,701	1,317,918
Kerry Group PLC Class A	11,004	577,308

		3,139,687
ISRAEL — 0.19%
Israel Chemicals Ltd.	131,669	1,741,107
Mellanox Technologies Ltd.[a]	3,357	170,734
NICE Systems Ltd.[a]	6,714	245,713
Teva Pharmaceutical Industries Ltd.	135,772	5,034,614

		7,192,168
ITALY — 0.88%
Assicurazioni Generali SpA	85,994	1,647,035
Atlantia SpA	106,153	1,963,974
Banco Popolare Scrl[a]	240,679	501,481
Enel SpA	621,563	2,709,993
Eni SpA	306,297	7,687,537
Fiat Industrial SpA	46,252	595,491
Fiat SpA[a]	98,305	600,476
Finmeccanica SpA[a]	152,930	1,004,721
Intesa Sanpaolo SpA	738,167	1,504,985
Luxottica Group SpA	3,286	151,163
Mediobanca SpA	240,585	1,768,376
Saipem SpA	67,140	1,904,738
Snam SpA	623,812	3,153,341
Telecom Italia SpA	1,442,929	1,433,717
Telecom Italia SpA RNC	1,120,950	958,593
Tenaris SA	14,920	312,697
UniCredit SpA[a]	530,406	3,424,190
Unione di Banche Italiane SpA	265,613	1,386,648

		32,709,156
JAPAN — 7.24%
AEON Co. Ltd.	223,800	2,545,523

Security	Shares	Value

AEON Credit Service Co. Ltd.	149,200	$3,096,480
Aisin Seiki Co. Ltd.	74,600	2,442,525
Asahi Group Holdings Ltd.	149,200	3,170,050
ASICS Corp.	61,600	878,168
Astellas Pharma Inc.	74,600	3,805,205
Bank of Yokohama Ltd. (The)	746,000	3,572,233
Bridgestone Corp.	150,600	3,949,001
Canon Inc.	149,200	5,501,403
Casio Computer Co. Ltd.	61,600	531,896
Chubu Electric Power Co. Inc.	149,200	1,888,297
Chugoku Electric Power Co. Inc. (The)	74,600	982,568
Dai-ichi Life Insurance Co. Ltd. (The)	1,119	1,607,505
Daiichi Sankyo Co. Ltd.	149,200	2,530,809
Daikin Industries Ltd.	74,600	2,852,882
Dena Co. Ltd.	37,300	1,182,025
Denso Corp.	149,200	5,591,321
East Japan Railway Co.	74,600	5,051,808
Eisai Co. Ltd.	74,600	3,269,779
Fast Retailing Co. Ltd.	5,000	1,319,307
FUJIFILM Holdings Corp.	74,600	1,489,384
Fujitsu Ltd.	373,000	1,512,273
Gree Inc.[b]	37,300	555,862
Hitachi Ltd.	746,000	4,430,550
Honda Motor Co. Ltd.	149,200	5,730,287
Hoya Corp.	149,200	2,885,580
ITOCHU Corp.	61,600	697,944
Japan Prime Realty Investment Corp.	746	2,125,356
Japan Tobacco Inc.	149,200	4,654,530
JFE Holdings Inc.	74,600	1,593,200
JTEKT Corp.	61,600	658,795
JX Holdings Inc.	432,680	2,560,237
Kansai Electric Power Co. Inc. (The)	149,200	1,422,354
Kao Corp.	74,600	2,144,975
KDDI Corp.	37,300	2,779,312
Keikyu Corp.	373,000	3,171,685
Keyence Corp.	5,000	1,389,985
Kintetsu Corp.[b]	746,000	3,073,592
Kobe Steel Ltd.[a]	1,492,000	1,847,425
Komatsu Ltd.	149,200	3,980,956
Kyocera Corp.	37,300	3,380,134
Marubeni Corp.	373,000	2,742,527
Mitsubishi Chemical Holdings Corp.	559,500	2,599,474
Mitsubishi Corp.	149,200	3,152,067

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI INDEX FUND

January 31, 2013

Security	Shares	Value

Mitsubishi Heavy Industries Ltd.	746,000	$3,997,304
Mitsubishi Motors Corp.[a]	1,358,000	1,413,653
Mitsubishi UFJ Financial Group Inc.	1,545,600	8,823,774
Mitsubishi UFJ Lease & Finance Co. Ltd.	58,100	2,645,250
Mitsui & Co. Ltd.	149,200	2,257,782
Mizuho Financial Group Inc.	2,065,200	4,141,262
Murata Manufacturing Co. Ltd.	37,300	2,301,107
Namco Bandai Holdings Inc.	61,600	879,518
NEC Corp.[a]	592,000	1,446,592
Nikon Corp.	37,300	1,067,174
Nippon Steel & Sumitomo Metal Corp.	1,798,440	4,985,813
Nippon Telegraph and Telephone Corp.	111,900	4,696,220
Nishi-Nippon City Bank Ltd. (The)	746,000	1,937,344
Nissan Motor Co. Ltd.	432,600	4,436,923
Nitto Denko Corp.	74,600	4,218,014
Nomura Holdings Inc.	506,800	2,921,069
NTT DOCOMO Inc.	2,100	3,196,252
NTT Urban Development Corp.	616	616,945
ORIX Corp.	28,420	3,042,553
Panasonic Corp.	261,100	1,710,912
Rakuten Inc.	61,600	563,620
Resona Holdings Inc.	210,000	936,555
SBI Holdings Inc.	99,330	823,941
Secom Co. Ltd.	74,600	3,727,548
Seven & I Holdings Co. Ltd.	149,200	4,548,262
Seven Bank Ltd.	74,600	180,655
Shin-Etsu Chemical Co. Ltd.	74,600	4,569,516
SoftBank Corp.	149,200	5,329,739
Sojitz Corp.	210,000	315,253
Sony Corp.	149,200	2,226,719
Sumitomo Chemical Co. Ltd.	746,000	2,182,577
Sumitomo Corp.	284,200	3,680,960
Sumitomo Electric Industries Ltd.	284,200	3,204,490
Sumitomo Mitsui Financial Group Inc.	149,200	6,000,044
Sumitomo Mitsui Trust Holdings Inc.	1,119,080	4,144,741
Suzuki Motor Corp.	149,200	3,912,290
T&D Holdings Inc.	135,800	1,680,015
Takeda Pharmaceutical Co. Ltd.	74,600	3,841,990
TDK Corp.	37,300	1,383,525
Terumo Corp.	74,600	3,269,779
Tohoku Electric Power Co. Inc.[a]	74,600	608,179

Security	Shares	Value

Tokio Marine Holdings Inc.	149,200	$4,419,106
Tokyo Electric Power Co. Inc.[a]	186,500	435,289
Tokyo Electron Ltd.	74,600	3,204,383
Toray Industries Inc.	746,000	4,316,108
Toshiba Corp.	746,000	3,318,825
Toyota Motor Corp.	373,000	17,840,730
USS Co. Ltd.	6,160	692,544
Yamada Denki Co. Ltd.	28,420	1,096,191

		269,536,304
MALAYSIA — 0.44%
AirAsia Bhd	261,100	233,620
Alliance Financial Group Bhd	708,700	973,978
Axiata Group Bhd	150,000	304,152
Berjaya Sports Toto Bhd	266,668	373,352
Bumi Armada Bhd	337,500	409,519
CIMB Group Holdings Bhd	568,400	1,319,010
DiGi.Com Bhd	596,800	945,045
Gamuda Bhd	161,000	192,765
Genting Bhd	75,000	229,321
Genting Plantations Bhd	149,200	395,210
Hong Leong Bank Bhd	98,900	453,278
Hong Leong Financial Group Bhd	186,500	825,954
IHH Healthcare Bhd[a]	1,156,300	1,224,405
IJM Corp. Bhd	97,310	157,851
IOI Corp. Bhd	74,600	119,331
Kuala Lumpur Kepong Bhd	37,500	261,909
Lafarge Malayan Cement Bhd	223,800	669,887
Malayan Banking Bhd	178,500	510,164
Malaysia Airports Holdings Bhd	149,200	264,594
Maxis Communications Bhd	447,600	917,674
Parkson Holdings Bhd	261,100	405,894
Petronas Chemicals Group Bhd	75,000	143,627
Petronas Gas Bhd	111,900	668,447
PPB Group Bhd	149,200	598,337
Public Bank Bhd Foreign	261,100	1,304,239
RHB Capital Bhd	111,900	278,760
Sapurakencana Petroleum Bhd[a]	298,400	280,440
Telekom Malaysia Bhd	484,900	866,172
Tenaga Nasional Bhd	149,200	336,144
UEM Land Holdings Bhd[a]	375,000	265,529
YTL Corp. Bhd	395,133	209,839
YTL Power International Bhd	708,700	346,709

		16,485,156

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI INDEX FUND

January 31, 2013

Security	Shares	Value

MEXICO — 0.67%
Alfa SAB de CV Series A	648,900	$1,559,000
America Movil SAB de CV Series L	3,804,600	4,781,405
Cemex SAB de CV CPO[a]	2,126,154	2,320,667
Compartamos SAB de CV	61,600	95,788
Fomento Economico Mexicano SAB de CV BD Units	484,900	5,238,810
Grupo Financiero Banorte SAB de CV Series O	149,200	1,029,346
Grupo Mexico SAB de CV Series B	359,028	1,338,644
Grupo Televisa SAB de CV CPO[b]	671,400	3,763,976
Industrias Penoles SAB de CV	14,210	698,364
Mexichem SAB de CV	62,447	353,429
Minera Frisco SAB de CV Series A1[a]	61,600	264,482
Wal-Mart de Mexico SAB de CV Series V	1,119,000	3,629,775

		25,073,686
NETHERLANDS — 1.05%
AEGON NV	159,020	1,063,727
Akzo Nobel NV	48,720	3,332,416
ASML Holding NV	40,705	3,055,487
D.E Master Blenders 1753 NVa	32,824	404,829
Heineken NV	49,982	3,513,720
ING Groep NV CVA[a]	424,884	4,296,115
Koninklijke Ahold NV	156,797	2,302,887
Koninklijke DSM NV	50,728	3,109,289
Koninklijke KPN NV	190,058	1,069,604
Koninklijke Philips Electronics NV	146,707	4,582,210
Reed Elsevier NV	193,214	3,001,663
TNT Express NV	79,076	607,424
Unilever NV CVA	157,867	6,385,798
Wolters Kluwer NV	115,257	2,335,795

		39,060,964
NEW ZEALAND — 0.02%
Auckland International Airport Ltd.	236,482	563,393
Contact Energy Ltd.[a]	29,094	127,625

		691,018
NORWAY — 0.37%
Aker Solutions ASA	10,262	224,006
DNB ASA	242,964	3,390,742
Orkla ASA	351,602	3,095,693
Seadrill Ltd.	11,563	456,864

Security	Shares	Value

Statoil ASA	79,883	$2,123,131
Subsea 7 SA	36,971	892,796
Telenor ASA	160,504	3,532,909
Yara International ASA	2,100	111,819

		13,827,960
PERU — 0.13%
Compania de Minas Buenaventura SA SP ADR	59,850	1,770,962
Credicorp Ltd.	12,488	1,957,244
Southern Copper Corp.	27,639	1,088,700

		4,816,906
PHILIPPINES — 0.23%
Aboitiz Equity Ventures Inc.	287,910	393,103
Aboitiz Power Corp.	952,000	891,513
Alliance Global Group Inc.	506,800	235,680
Ayala Land Inc.	506,800	361,244
Bank of the Philippine Islands	474,792	1,166,995
BDO Unibank Inc.[a]	882,772	1,668,555
International Container Terminal Services Inc.	61,600	115,145
Jollibee Foods Corp.	295,540	796,872
Metropolitan Bank & Trust Co.	570,693	1,478,458
Philippine Long Distance Telephone Co.	10,480	717,643
SM Prime Holdings Inc.	1,840,825	793,611

		8,618,819
POLAND — 0.15%
Bank Handlowy w Warszawie SA	13,230	408,878
Bank Millennium SAa	427,604	631,073
Bank Pekao SA	11,746	577,333
BRE Bank SAa	5,068	529,460
Cyfrowy Polsat SAa	63,557	343,795
Kernel Holding SAa	20,808	468,366
KGHM Polska Miedz SA	21,392	1,304,984
Powszechna Kasa Oszczednosci Bank Polski SA	42,165	471,549
Synthos SA	602,209	1,021,006

		5,756,444
PORTUGAL — 0.09%
Energias de Portugal SA	641,754	2,068,901
Jeronimo Martins SGPS SA	25,737	546,913
Portugal Telecom SGPS SA Registered	122,344	714,100

		3,329,914

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI INDEX FUND

January 31, 2013

Security	Shares	Value

RUSSIA — 0.75%
Gazprom OAO SP ADR	593,557	$5,591,307
LUKOIL OAO SP ADR	56,112	3,793,171
Magnit OJSC SP GDR[d]	54,831	2,437,786
Mechel OAO SP ADR	179,786	1,213,555
MMC Norilsk Nickel OJSC SP ADR	32,190	640,259
Mobile TeleSystems OJSC SP ADR	115,371	2,268,194
NovaTek OAO SP GDR[d]	19,023	2,227,593
Novolipetsk Steel OJSC SP GDR[d]	48,117	1,020,080
RusHydro OJSC SP ADR	109,509	268,188
Sberbank of Russia SP ADR	203,489	3,001,463
Surgutneftegas OJSC SP ADR	166,966	1,733,107
Tatneft OAO SP ADR	22,077	1,019,295
TMK OAO SP GDR[d]	114,138	1,734,898
Uralkali OJSC SP GDR[d]	24,690	941,677

		27,890,573
SINGAPORE — 0.57%
Ascendas REIT	616,000	1,259,073
CapitaLand Ltd.[b]	1,492,000	4,821,457
CapitaMall Trust Management Ltd.	616,000	1,055,033
Genting Singapore PLC	616,000	771,369
Hutchison Port Holdings Trust	616,000	505,120
Keppel Corp. Ltd.	373,400	3,469,139
Noble Group Ltd.	616,000	607,142
Singapore Exchange Ltd.	746,000	4,694,894
Singapore Telecommunications Ltd.	1,492,000	4,218,775

		21,402,002
SOUTH AFRICA — 0.96%
Absa Group Ltd.	5,068	97,296
African Rainbow Minerals Ltd.	7,294	164,527
AngloGold Ashanti Ltd.	21,392	596,274
Barloworld Ltd.	42,907	403,462
Exxaro Resources Ltd.	17,682	348,409
FirstRand Ltd.	1,203,799	4,345,893
Gold Fields Ltd.	165,698	1,924,609
Growthpoint Properties Ltd.	455,433	1,284,245
Impala Platinum Holdings Ltd.	96,821	1,760,047
MMI Holdings Ltd.	188,749	491,250
Mr. Price Group Ltd.	46,998	648,691
MTN Group Ltd.	200,683	3,933,617
Naspers Ltd. Class N	82,433	5,341,307
PPC Ltd.	19,166	70,265

Security	Shares	Value

Redefine Properties Ltd.	206,269	$221,436
Sanlam Ltd.	1,055,590	5,381,256
Sappi Ltd.[a]	83,591	292,606
Sasol Ltd.	74,687	3,237,832
Standard Bank Group Ltd.	312,975	4,087,561
Truworths International Ltd.	23,499	267,052
Woolworths Holdings Ltd.	99,591	709,043

		35,606,678
SOUTH KOREA — 1.73%
AmorePacific Corp.	373	375,081
AmorePacific Group	746	282,253
BS Financial Group Inc.	15,080	199,419
Celltrion Inc.[b]	14,104	332,224
Cheil Industries Inc.	4,264	341,848
CJ CheilJedang Corp.	1,119	381,247
Coway Co. Ltd.[a]	11,190	486,064
Daelim Industrial Co. Ltd.	3,375	287,313
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	14,920	408,307
DGB Financial Group Inc.	22,490	301,540
Doosan Heavy Industries & Construction Co. Ltd.	5,390	230,415
GS Engineering & Construction Corp.	4,123	210,897
GS Holdings Corp.	5,222	340,484
Hana Financial Group Inc.	10,330	369,970
Hankook Tire Co. Ltd.[a]	5,418	222,407
Hanwha Corp.	14,920	458,318
Honam Petrochemical Corp.	2,238	518,948
Hyundai Department Store Co. Ltd.	1,865	276,601
Hyundai Development Co.	18,650	399,915
Hyundai Engineering & Construction Co. Ltd.	8,206	516,961
Hyundai Glovis Co. Ltd.	1,865	347,678
Hyundai Heavy Industries Co. Ltd.	3,730	736,460
Hyundai Marine & Fire Insurance Co. Ltd.	6,160	189,508
Hyundai Mobis Co. Ltd.	6,714	1,757,228
Hyundai Motor Co.	18,277	3,440,811
Hyundai Steel Co.	4,125	314,037
Hyundai Wia Corp.	1,875	253,117
KB Financial Group Inc.	38,200	1,364,630
KCC Corp.	1,125	300,641
Kia Motors Corp.[b]	23,872	1,133,395

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI INDEX FUND

January 31, 2013

Security	Shares	Value

Korea Aerospace Industries Ltd.	3,730	$86,491
Korea Electric Power Corp.[a]	27,140	807,527
Korea Zinc Co. Ltd.	1,492	526,141
KT Corp.	3,580	120,328
KT Corp. SP ADR	129,903	2,200,557
KT&G Corp.	11,563	805,962
LG Chem Ltd.	4,849	1,355,943
LG Corp.	7,087	417,179
LG Display Co. Ltd.[a]	13,060	351,409
LG Display Co. Ltd. SP ADR[a]	92,050	1,229,788
LG Electronics Inc.	10,444	691,519
LG Household & Health Care Ltd.	1,039	579,170
Lotte Confectionery Co. Ltd.	373	590,881
Lotte Shopping Co. Ltd.	1,125	384,841
NCsoft Corp.	1,412	178,943
NHN Corp.	5,222	1,155,729
OCI Co. Ltd.	1,875	288,415
ORION Corp.	1,119	1,045,088
POSCO	6,836	2,238,018
POSCO SP ADR	22,930	1,867,878
S-Oil Corp.	3,277	294,619
S1 Corp.	3,750	224,878
Samsung C&T Corp.	11,190	651,510
Samsung Electro-Mechanics Co. Ltd.	5,625	473,690
Samsung Electronics Co. Ltd.	13,644	18,143,134
Samsung Engineering Co. Ltd.	3,730	532,649
Samsung Fire & Marine Insurance Co. Ltd.	2,984	604,240
Samsung Heavy Industries Co. Ltd.	18,650	655,107
Samsung SDI Co. Ltd.	3,375	441,663
Samsung Securities Co. Ltd.	7,500	388,456
Samsung Techwin Co. Ltd.	3,750	198,361
Shinhan Financial Group Co. Ltd.	30,000	1,128,177
Shinhan Financial Group Co. Ltd. SP ADR	43,502	1,630,890
SK Holdings Co. Ltd.	2,611	412,418
SK Hynix Inc.[a]	55,950	1,253,695
SK Innovation Co. Ltd.	5,968	939,929
SK Telecom Co. Ltd.	1,519	233,655
SK Telecom Co. Ltd. SP ADR	125,451	2,126,394
Woori Finance Holdings Co. Ltd.	32,770	385,202

		64,418,191

Security	Shares	Value

SPAIN — 1.10%
Acciona SA	15,456	$1,242,433
Actividades de Construcciones y Servicios SA	73,008	1,751,115
Amadeus IT Holding SA Class A	15,212	381,486
Banco Bilbao Vizcaya Argentaria SA	598,925	5,955,080
Banco de Sabadell SAa	687,642	1,841,607
Banco Popular Espanol SA	1,494,364	1,346,890
Banco Santander SA	965,324	8,096,529
Bankia SAa	475,948	330,132
Distribuidora Internacional de Alimentacion SA	65,041	480,632
Ferrovial SA	15,456	247,668
Grifols SAa	3,495	118,840
Iberdrola SA	541,150	2,917,658
Industria de Diseno Textil SA	43,641	6,113,388
International Consolidated Airlines Group SAa	58,582	198,480
Red Electrica Corporacion SA	1,865	103,819
Repsol SA	166,108	3,707,934
Telefonica SA	412,538	5,980,573

		40,814,264
SWEDEN — 1.23%
Atlas Copco AB Class A	223,054	6,355,344
Boliden AB	27,328	505,064
Hennes & Mauritz AB Class B	137,505	5,061,003
Hexagon AB Class B	9,520	255,538
Lundin Petroleum ABa	33,261	853,597
Millicom International Cellular SA SDR	5,142	473,545
Nordea Bank AB	411,420	4,535,700
Sandvik AB	229,768	3,686,774
Scania AB Class B	145,097	2,975,776
Skandinaviska Enskilda Banken AB Class A	93,111	932,851
SKF AB Class B	8,036	199,287
Svenska Handelsbanken AB Class A	131,692	5,381,012
Swedbank AB Class A	71,719	1,690,662
Telefonaktiebolaget LM Ericsson Class B	433,545	5,041,934
TeliaSonera AB	506,004	3,649,247
Volvo AB Class B	273,698	4,047,553

		45,644,887

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI INDEX FUND

January 31, 2013

Security	Shares	Value

SWITZERLAND — 3.34%
ABB Ltd. Registered[a]	271,664	$5,824,142
Actelion Ltd. Registered[a]	5,222	258,663
Adecco SA Registered[a]	55,449	3,185,044
Aryzta AGa	8,778	493,130
Banque Cantonale Vaudoise Registered	689	367,959
Barry Callebaut AG Registered[a]	664	668,376
Compagnie Financiere Richemont SA Class A Bearer	70,282	5,777,713
Credit Suisse Group AG Registered	130,590	3,858,178
Geberit AG Registered[a]	2,100	490,807
Givaudan SA Registered[a]	616	684,670
Holcim Ltd. Registered[a]	60,656	4,719,910
Julius Baer Group Ltd.[a]	48,666	1,991,003
Kuehne & Nagel International AG Registered	1,358	159,440
Lonza Group AG Registered[a]	6,786	399,483
Nestle SA Registered	417,490	29,299,957
Novartis AG Registered	255,132	17,373,074
Roche Holding AG Genusschein	84,087	18,599,804
Schindler Holding AG Participation Certificates	616	91,334
Schindler Holding AG Registered	2,100	303,526
SGS SA Registered	373	888,154
Sonova Holding AG Registered	2,238	258,826
Sulzer AG Registered	1,358	213,581
Swatch Group AG (The) Bearer	3,357	1,841,280
Swiss Prime Site AG Registered	19,776	1,671,349
Swiss Re AGa	51,185	3,808,659
Swisscom AG Registered	2,611	1,157,099
Syngenta AG Registered	12,552	5,416,453
Transocean Ltd.	40,681	2,307,714
UBS AG Registered[a]	423,392	7,337,865
Zurich Insurance Group AGa	16,438	4,726,489

		124,173,682
TAIWAN — 1.28%
Advanced Semiconductor Engineering Inc.	415,524	336,343
Advanced Semiconductor Engineering Inc. SP ADR	351,880	1,404,001
AU Optronics Corp.[a]	746,000	304,449

Security	Shares	Value

AU Optronics Corp. SP ADR[a]	170,901	$680,186
Capital Securities Corp.	746,000	290,553
Chang Hwa Commercial Bank Ltd.	1,172,140	647,076
China Airlines Ltd.[a]	373,000	163,594
China Development Financial Holding Corp.[a]	1,865,000	515,415
China Steel Corp.	1,119,120	1,055,577
Chinatrust Financial Holding Co. Ltd.	831,960	476,187
Chunghwa Telecom Co. Ltd.	373,000	1,187,476
Chunghwa Telecom Co. Ltd. SP ADR	68,896	2,202,605
E.Sun Financial Holding Co. Ltd.	776,400	444,386
EVA Airways Corp.[a]	373,000	238,758
Far EasTone Telecommunications Co. Ltd.	373,000	948,717
First Financial Holding Co. Ltd.	1,173,720	715,525
Formosa Plastics Corp.	375,000	1,018,577
Formosa Taffeta Co. Ltd.	296,000	285,709
Hon Hai Precision Industry Co. Ltd.	1,249,800	3,572,490
Hon Hai Precision Industry Co. Ltd. SP GDR[d]	190,628	1,092,298
Hua Nan Financial Holdings Co. Ltd.	1,552,800	896,660
Macronix International Co. Ltd.	1,119,470	322,270
MediaTek Inc.	373,000	4,080,368
Mega Financial Holding Co. Ltd.	755,120	617,620
Nan Ya Plastics Corp.	375,000	762,027
Phison Electronics Corp.	373,000	2,520,228
Siliconware Precision Industries Co. Ltd.	373,000	392,246
Siliconware Precision Industries Co. Ltd. SP ADR[b]	358,881	1,841,059
SinoPac Financial Holdings Co. Ltd.	1,530,425	673,819
Taishin Financial Holdings Co. Ltd.	402,401	159,453
Taiwan Business Bank Ltd.[a]	1,925,000	586,109
Taiwan Cooperative Financial Holding Co. Ltd.	1,707,825	951,475
Taiwan Mobile Co. Ltd.	373,000	1,326,436
Taiwan Semiconductor Manufacturing Co. Ltd.	2,984,000	10,257,768
U-Ming Marine Transport Corp.	296,000	478,187
Uni-President Enterprises Co.	788,560	1,383,415
United Microelectronics Corp.	1,119,000	435,829
United Microelectronics Corp. SP ADR[b]	907,652	1,778,998

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI INDEX FUND

January 31, 2013

Security	Shares	Value

Wan Hai Lines Ltd.[a]	746,000	$406,774
Yang Ming Marine Transport Corp.[a]	375,000	180,981

		47,631,644
THAILAND — 0.34%
Bangkok Bank PCL NVDR	544,780	3,818,210
Bangkok Dusit Medical Services PCL NVDR	31,800	141,831
BEC World PCL NVDR	581,000	1,412,559
Central Pattana PCL NVDR	68,900	196,973
Charoen Pokphand Foods PCL NVDR	1,100,400	1,310,000
Glow Energy PCL NVDR	432,600	1,146,056
Indorama Ventures PCL NVDR	465,333	409,624
Kasikornbank PCL NVDR	620,423	4,129,911

		12,565,164
TURKEY — 0.25%
Akbank TAS	118,987	602,003
Anadolu Efes Biracilik ve Malt Sanayii AS	50,946	761,685
Arcelik AS	73,945	483,411
Asya Katilim Bankasi ASa	926,647	1,174,705
BIM Birlesik Magazalar AS	15,456	749,033
Coca-Cola Icecek AS	31,035	755,101
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	591,867	1,046,391
TAV Havalimanlari Holding ASa	74,687	464,910
Turk Hava Yollari AOa	249,832	928,828
Turkiye Garanti Bankasi AS	207,866	1,042,225
Turkiye Halk Bankasi AS	40,351	399,129
Turkiye Is Bankasi AS Class C	91,630	338,579
Turkiye Sise ve Cam Fabrikalari ASb	180,693	315,347
Turkiye Vakiflar Bankasi TAO Class D	125,761	367,467

		9,428,814
UNITED KINGDOM — 8.25%
3i Group PLC	367,631	1,534,088
Aggreko PLC	15,293	387,213
AMEC PLC	24,618	421,921
Anglo American PLC	128,890	3,855,036
Antofagasta PLC	13,230	239,540
ARM Holdings PLC	111,527	1,525,960
AstraZeneca PLC	165,698	8,020,408
Aviva PLC	345,497	2,008,665
BAE Systems PLC	497,223	2,677,141

Security	Shares	Value

Barclays PLC	1,439,119	$6,867,768
BG Group PLC	380,245	6,752,023
BHP Billiton PLC	254,499	8,703,393
BP PLC	2,189,393	16,201,694
British American Tobacco PLC	184,874	9,622,748
British Land Co. PLC	315,201	2,808,512
British Sky Broadcasting Group PLC	151,860	1,968,265
BT Group PLC	961,982	3,791,582
Burberry Group PLC	27,229	585,820
Capita PLC	24,618	307,171
Carnival PLC	54,085	2,196,033
Centrica PLC	884,888	4,913,114
Compass Group PLC	415,732	5,035,692
Diageo PLC	253,002	7,529,057
Experian PLC	353,604	6,060,316
Fresnillo PLC	21,392	562,326
GlaxoSmithKline PLC	576,365	13,208,943
Glencore International PLC	174,265	1,087,056
HSBC Holdings PLC	2,000,794	22,734,854
Imperial Tobacco Group PLC	112,403	4,179,007
Inmarsat PLC	51,101	522,566
Intertek Group PLC	2,915	143,685
J Sainsbury PLC	403,986	2,118,131
Johnson Matthey PLC	90,329	3,243,753
Kingfisher PLC	70,124	299,847
Land Securities Group PLC	206,411	2,627,851
Legal & General Group PLC	1,322,184	3,194,694
Lloyds Banking Group PLC[a]	4,485,407	3,673,742
Marks & Spencer Group PLC	405,470	2,440,910
National Grid PLC	458,051	5,021,788
Next PLC	12,309	791,931
Old Mutual PLC	1,191,222	3,539,278
Pearson PLC	184,125	3,485,535
Petrofac Ltd.	13,801	358,407
Prudential PLC	321,753	4,886,979
Randgold Resources Ltd.	5,528	523,233
Reckitt Benckiser Group PLC	68,009	4,530,799
Reed Elsevier PLC	307,039	3,344,280
Rio Tinto PLC	182,687	10,311,219
Rolls-Royce Holdings PLC[a]	407,316	6,109,068
Royal Bank of Scotland Group PLC[a]	129,967	707,391
Royal Dutch Shell PLC Class A	410,786	14,595,194
Royal Dutch Shell PLC Class B	292,199	10,627,339

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI INDEX FUND

January 31, 2013

Security	Shares	Value

SABMiller PLC	158,281	$7,904,815
Severn Trent PLC	11,936	306,946
Shire PLC	137,264	4,598,419
Smith & Nephew PLC	200,446	2,308,795
SSE PLC	152,345	3,427,386
Standard Chartered PLC	259,836	6,910,576
Standard Life PLC	699,156	3,830,895
Tate & Lyle PLC	13,428	172,977
Tesco PLC	903,435	5,103,465
Tullow Oil PLC	84,591	1,526,226
Unilever PLC	165,698	6,743,658
United Utilities Group PLC	11,563	134,194
Vodafone Group PLC	5,967,482	16,282,623
Weir Group PLC (The)	7,294	229,435
Wm Morrison Supermarkets PLC	537,895	2,140,541
Wolseley PLC	66,525	3,106,151
WPP PLC	275,136	4,325,064
Xstrata PLC	263,918	4,943,734

		306,878,866
UNITED STATES — 45.77%
3M Co.	83,591	8,405,075
Abbott Laboratories	170,892	5,789,821
AbbVie Inc.	170,892	6,270,027
Accenture PLC Class A	104,813	7,535,007
ACE Ltd.	61,172	5,219,807
Actavis Inc.[a]	8,206	708,916
Activision Blizzard Inc.	19,166	218,301
Adobe Systems Inc.[a]	96,821	3,662,738
ADT Corp. (The)	46,532	2,210,270
Advance Auto Parts Inc.	1,802	132,483
AES Corp. (The)	198,220	2,148,705
Aetna Inc.	63,557	3,065,354
Aflac Inc.	59,850	3,175,641
AGCO Corp.[a]	5,068	268,604
Agilent Technologies Inc.	19,769	885,256
Air Products and Chemicals Inc.	39,939	3,491,867
Akamai Technologies Inc.[a,b]	28,070	1,142,730
Alcoa Inc.	122,791	1,085,472
Alexion Pharmaceuticals Inc.[a]	16,785	1,577,622
Alleghany Corp.[a,b]	1,039	374,653
Allergan Inc.	55,386	5,816,084
Alliant Energy Corp.	2,915	133,624
Allstate Corp. (The)	81,365	3,571,924

Security	Shares	Value

Altera Corp.	12,682	$423,832
Altria Group Inc.	264,871	8,920,855
Amazon.com Inc.[a]	47,371	12,577,001
Ameren Corp.	17,904	580,806
American Electric Power Co. Inc.	88,043	3,987,467
American Express Co.	111,661	6,566,783
American International Group Inc.[a]	169,572	6,414,909
American Tower Corp.	80,568	6,135,253
American Water Works Co. Inc.	10,364	396,734
Ameriprise Financial Inc.	60,592	4,018,461
AmerisourceBergen Corp.	5,810	263,600
AMETEK Inc.	6,525	267,460
Amgen Inc.	98,845	8,447,294
Amphenol Corp. Class A	4,103	277,240
Anadarko Petroleum Corp.	64,299	5,145,206
Annaly Capital Management Inc.[b]	73,854	1,098,209
Apache Corp.	43,649	3,656,040
Apple Inc.	111,661	50,840,370
Applied Materials Inc.	210,092	2,712,288
Archer-Daniels-Midland Co.	85,075	2,427,190
AT&T Inc.	681,471	23,708,376
Autodesk Inc.[a]	11,936	464,072
Automatic Data Processing Inc.	93,853	5,564,544
AutoZone Inc.[a]	1,802	666,199
Avago Technologies Ltd.	7,460	266,844
AvalonBay Communities Inc.	7,460	968,233
Avon Products Inc.	86,163	1,463,048
Baker Hughes Inc.	54,656	2,444,216
Bank of America Corp.	1,198,605	13,568,209
Bank of New York Mellon Corp. (The)	128,724	3,496,144
Baxter International Inc.	68,751	4,664,068
BB&T Corp.	113,887	3,448,498
Beam Inc.	10,262	629,471
Becton, Dickinson and Co.	31,035	2,608,181
Bed Bath & Beyond Inc.[a]	44,760	2,627,412
Berkshire Hathaway Inc. Class Ba	84,333	8,174,398
Best Buy Co. Inc.	51,474	836,967
Biogen Idec Inc.[a]	34,316	5,356,041
BlackRock Inc.[f]	11,004	2,600,025
Boeing Co. (The)	89,527	6,613,359
BorgWarner Inc.[a]	2,100	155,778
Boston Properties Inc.	23,722	2,497,452
Boston Scientific Corp.[a]	244,840	1,828,955

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI INDEX FUND

January 31, 2013

Security	Shares	Value

Bristol-Myers Squibb Co.	208,298	$7,527,890
Broadcom Corp. Class A	32,078	1,040,931
Brown-Forman Corp. Class B NVS	3,286	212,604
Bunge Ltd.[b]	5,810	462,825
C.H. Robinson Worldwide Inc.	44,387	2,936,200
C.R. Bard Inc.	25,364	2,588,903
CA Inc.	116,376	2,888,452
Cablevision NY Group Class A	10,585	154,964
Cabot Oil & Gas Corp.	16,785	885,912
Calpine Corp.[a]	29,554	583,100
Cameron International Corp.[a,b]	14,920	944,585
Capital One Financial Corp.	64,299	3,621,320
Cardinal Health Inc.	61,331	2,686,911
CareFusion Corp.[a]	30,368	942,623
CarMax Inc.[a,b]	13,230	521,527
Carnival Corp.	81,314	3,148,478
Caterpillar Inc.	65,783	6,472,389
CBRE Group Inc. Class Aa	18,943	408,790
CBS Corp. Class B NVS	123,533	5,153,797
Celanese Corp. Series A	2,842	133,233
Celgene Corp.[a]	59,811	5,918,897
CenturyLink Inc.	72,956	2,951,070
Cerner Corp.[a]	5,222	431,076
CF Industries Holdings Inc.	5,222	1,196,726
Charles Schwab Corp. (The)	187,093	3,092,647
Chesapeake Energy Corp.	89,427	1,804,637
Chevron Corp.	233,710	26,911,707
Chipotle Mexican Grill Inc.[a]	2,842	872,522
Chubb Corp. (The)	58,934	4,732,990
Church & Dwight Co. Inc.	23,618	1,364,884
Cigna Corp.	52,430	3,058,766
Cisco Systems Inc.	674,299	13,870,330
CIT Group Inc.[a]	11,789	499,264
Citigroup Inc.	346,981	14,628,719
Citrix Systems Inc.[a]	12,309	900,526
Cliffs Natural Resources Inc.	13,230	493,611
Clorox Co. (The)	16,940	1,328,265
CME Group Inc.	36,677	2,121,398
CMS Energy Corp.	5,141	132,124
Coach Inc.	58,188	2,967,588
Cobalt International Energy Inc.[a,b]	26,483	641,153
Coca-Cola Co. (The)	457,101	17,022,441
Coca-Cola Enterprises Inc.	14,714	513,077

Security	Shares	Value

Cognizant Technology Solutions Corp. Class Aa	59,850	$4,679,073
Colgate-Palmolive Co.	60,184	6,461,956
Comcast Corp. Class A	143,441	5,462,233
Comcast Corp. Class A Special NVS	89,527	3,288,327
Comerica Inc.	14,960	514,026
ConAgra Foods Inc.	139,346	4,555,221
Concho Resources Inc.[a,b]	11,746	1,071,470
ConocoPhillips	144,351	8,372,358
CONSOL Energy Inc.	38,540	1,207,844
Consolidated Edison Inc.	28,812	1,638,827
Constellation Brands Inc. Class Aa	8,579	277,616
Core Laboratories NV	1,865	238,049
Corning Inc.	204,898	2,458,776
Costco Wholesale Corp.	57,624	5,897,240
Coventry Health Care Inc.	29,840	1,367,567
Covidien PLC	70,977	4,424,706
Cree Inc.[a,b]	5,810	250,702
Crown Castle International Corp.[a,b]	28,721	2,025,405
CSX Corp.	194,706	4,289,373
Cummins Inc.	21,392	2,456,443
CVS Caremark Corp.	164,214	8,407,757
D.R. Horton Inc.	23,618	558,802
Danaher Corp.	97,563	5,846,951
Deere & Co.	45,752	4,303,433
Dell Inc.	223,054	2,953,235
Delta Air Lines Inc.[a]	68,009	944,645
Denbury Resources Inc.[a]	13,721	255,622
Devon Energy Corp.	53,914	3,083,342
DIRECTV[a]	117,122	5,989,619
Discover Financial Services	21,392	821,239
Dollar General Corp.[a]	17,837	824,426
Dollar Tree Inc.[a]	22,081	883,019
Dominion Resources Inc.	88,785	4,804,156
Dover Corp.	57,624	3,986,428
Dow Chemical Co. (The)	119,081	3,834,408
Dr Pepper Snapple Group Inc.	48,720	2,195,810
DTE Energy Co.	4,849	306,990
Duke Energy Corp.	99,700	6,853,378
Duke Realty Corp.	20,142	310,388
E.I. du Pont de Nemours and Co.	102,757	4,875,820
Eaton Corp. PLC	113,616	6,470,431
eBay Inc.[a]	139,731	7,815,155

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI INDEX FUND

January 31, 2013

Security	Shares	Value

Edison International	70,977	$3,420,382
Edwards Lifesciences Corp.[a]	7,460	670,878
Electronic Arts Inc.[a]	76,171	1,198,170
Eli Lilly and Co.	119,081	6,393,459
EMC Corp.[a]	281,072	6,917,182
Emerson Electric Co.	70,235	4,020,954
Energizer Holdings Inc.	4,476	389,457
Ensco PLC Class A	5,595	355,674
Entergy Corp.	34,003	2,196,594
EOG Resources Inc.	37,713	4,713,371
EQT Corp.	7,460	443,199
Equinix Inc.[a,b]	6,714	1,446,397
Equity Residential	83,733	4,637,971
Estee Lauder Companies Inc. (The) Class A	14,920	909,076
Exelon Corp.	106,327	3,342,921
Expedia Inc.	9,389	612,632
Expeditors International of Washington Inc.	63,783	2,736,291
Express Scripts Holding Co.[a]	111,527	5,957,772
Exxon Mobil Corp.	575,539	51,781,244
F5 Networks Inc.[a]	13,230	1,387,562
Facebook Inc. Class Aa	120,852	3,742,786
Family Dollar Stores Inc.	10,262	581,855
Fastenal Co.	5,968	296,490
Federal Realty Investment Trust	7,087	750,159
FedEx Corp.	42,165	4,277,639
Fidelity National Financial Inc. Class A	2,904	72,890
Fifth Third Bancorp	137,505	2,239,956
First Republic Bank	6,714	239,623
FirstEnergy Corp.	51,688	2,092,847
Fluor Corp.	48,720	3,158,518
FMC Technologies Inc.[a]	10,262	485,906
Ford Motor Co.	375,793	4,866,519
Forest Laboratories Inc.[a]	17,904	649,915
Fossil Inc.[a]	4,476	472,576
Franklin Resources Inc.	34,003	4,654,331
Freeport-McMoRan Copper & Gold Inc.	107,951	3,805,273
Frontier Communications Corp.[b]	111,661	510,291
Gap Inc. (The)	86,536	2,827,996
General Dynamics Corp.	40,761	2,702,454
General Electric Co.	1,213,445	27,035,555
General Growth Properties Inc.	44,123	861,281

Security	Shares	Value

General Mills Inc.	95,193	$3,992,394
General Motors Co.[a]	64,299	1,806,159
Gilead Sciences Inc.[a]	211,864	8,358,035
Goldman Sachs Group Inc. (The)	59,146	8,745,328
Goodyear Tire & Rubber Co. (The)[a,b]	56,140	772,486
Google Inc. Class Aa	29,554	22,333,662
Green Mountain Coffee Roasters Inc.[a,b]	12,488	568,579
H.J. Heinz Co.	76,838	4,658,688
Halliburton Co.	120,565	4,904,584
Harley-Davidson Inc.	21,392	1,121,369
Harris Corp.	6,552	302,702
Hartford Financial Services Group Inc. (The)	50,423	1,250,490
HCP Inc.	26,856	1,245,850
Helmerich & Payne Inc.	7,460	479,976
Herbalife Ltd.[b]	9,698	352,231
Hershey Co. (The)	12,539	996,224
Hertz Global Holdings Inc.[a,b]	1,412	25,811
Hess Corp.	40,681	2,732,136
Hewlett-Packard Co.	236,678	3,907,554
HollyFrontier Corp.	20,650	1,078,343
Home Depot Inc. (The)	213,060	14,257,975
Honeywell International Inc.	77,655	5,299,177
Hormel Foods Corp.	11,190	387,286
Hospira Inc.[a]	14,174	483,617
Host Hotels & Resorts Inc.[b]	50,946	855,383
Hudson City Bancorp Inc.	2,904	24,829
Humana Inc.	32,824	2,440,793
Illinois Tool Works Inc.	76,171	4,785,824
Illumina Inc.[a,b]	9,520	481,998
Ingersoll-Rand PLC	73,203	3,761,902
Intel Corp.	640,068	13,467,031
International Business Machines Corp.	137,637	27,949,946
International Game Technology	94,117	1,446,578
International Paper Co.	101,273	4,194,728
Intuit Inc.	67,140	4,188,193
Intuitive Surgical Inc.[a]	2,238	1,285,462
J.C. Penney Co. Inc.[b]	39,939	811,960
J.M. Smucker Co. (The)	12,488	1,106,811
J.P. Morgan Chase & Co.	462,173	21,745,240
Jacobs Engineering Group Inc.[a,b]	47,978	2,308,222
Johnson & Johnson	304,071	22,476,928
Johnson Controls Inc.	105,559	3,281,829

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI INDEX FUND

January 31, 2013

Security	Shares	Value

Joy Global Inc.	9,520	$601,378
Juniper Networks Inc.[a]	85,075	1,903,979
Kansas City Southern Industries Inc.	8,829	822,068
Kellogg Co.	54,085	3,163,973
KeyCorp	78,996	742,562
Kimberly-Clark Corp.	50,152	4,489,106
Kimco Realty Corp.	22,876	475,135
Kinder Morgan Inc.	59,752	2,238,310
KLA-Tencor Corp.	7,460	409,629
Kohl’s Corp.	48,490	2,244,602
Kraft Foods Group Inc.	58,682	2,712,282
Kroger Co. (The)	114,609	3,174,669
L-3 Communications Holdings Inc.	33,660	2,555,467
Laboratory Corp. of America Holdings[a]	29,840	2,670,680
Las Vegas Sands Corp.	40,681	2,247,625
Legg Mason Inc.	53,172	1,470,206
Level 3 Communications Inc.[a,b]	11,563	275,431
Liberty Interactive Corp. Series Aa	48,720	1,035,787
Life Technologies Corp.[a]	5,222	337,811
Limited Brands Inc.	19,166	920,351
Lincoln National Corp.	48,720	1,411,906
LinkedIn Corp. Class Aa,b	5,595	692,605
LKQ Corp.[a,b]	5,512	123,414
Lockheed Martin Corp.	40,681	3,533,958
Lorillard Inc.	55,287	2,160,063
Lowe’s Companies Inc.	185,574	7,087,071
LSI Corp.[a]	38,792	273,096
Lululemon Athletica Inc.[a,b]	11,746	810,474
LyondellBasell Industries NV Class A	33,261	2,109,413
M&T Bank Corp.	5,142	528,032
Macerich Co. (The)[b]	11,746	701,471
Macy’s Inc.	87,655	3,463,249
Marathon Oil Corp.	98,305	3,304,031
Marathon Petroleum Corp.	40,392	2,997,490
Marriott International Inc. Class A	81,687	3,265,846
Marsh & McLennan Companies Inc.	147,893	5,247,244
Marvell Technology Group Ltd.	19,396	179,413
Masco Corp.	20,650	379,754
MasterCard Inc. Class A	10,584	5,486,746
Mattel Inc.	13,230	497,845
McCormick & Co. Inc. NVS	14,091	878,574
McDonald’s Corp.	118,676	11,308,636
McGraw-Hill Companies Inc. (The)	70,977	4,082,597

Security	Shares	Value

McKesson Corp.	43,641	$4,592,342
MDU Resources Group Inc.	22,380	521,902
Mead Johnson Nutrition Co. Class A	41,115	3,124,740
Medtronic Inc.	127,985	5,964,101
Merck & Co. Inc.	366,147	15,835,858
MetLife Inc.	81,365	3,038,169
MGM Resorts International[a,b]	61,331	783,197
Micron Technology Inc.[a]	69,751	527,318
Microsoft Corp.	912,262	25,059,837
Mondelez International Inc. Class A	176,094	4,893,652
Monsanto Co.	60,592	6,140,999
Monster Beverage Corp.[a,b]	18,277	875,468
Moody’s Corp.	74,227	4,069,124
Morgan Stanley	139,302	3,183,051
Mosaic Co. (The)	26,646	1,632,068
Motorola Solutions Inc.	56,449	3,296,057
Murphy Oil Corp.	39,939	2,377,169
Mylan Inc.[a]	2,904	82,096
Nabors Industries Ltd.[a]	23,499	391,728
National Oilwell Varco Inc.	62,073	4,602,092
NetApp Inc.[a]	22,876	823,536
Netflix Inc.[a,b]	6,552	1,082,652
New York Community Bancorp Inc.	21,927	292,725
Newell Rubbermaid Inc.	17,682	415,173
Newfield Exploration Co.[a]	6,341	187,060
Newmont Mining Corp.	82,107	3,527,317
News Corp. Class A NVS	196,736	5,457,457
NextEra Energy Inc.	56,882	4,098,348
Nike Inc. Class B	116,751	6,310,392
NiSource Inc.	6,341	171,397
Noble Corp.	70,235	2,844,518
Noble Energy Inc.	37,713	4,065,084
Nordstrom Inc.	9,843	543,629
Norfolk Southern Corp.	60,053	4,135,850
Northeast Utilities	27,079	1,102,928
Northern Trust Corp.	51,171	2,633,771
Northrop Grumman Corp.	45,752	2,975,710
NRG Energy Inc.	92,548	2,221,152
Nuance Communications Inc.[a,b]	11,936	287,061
Nucor Corp.	59,850	2,753,699
NVIDIA Corp.	104,241	1,277,995
O’Reilly Automotive Inc.[a]	9,325	863,961
Occidental Petroleum Corp.	99,047	8,742,879

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI INDEX FUND

January 31, 2013

Security	Shares	Value

OGE Energy Corp.	2,544	$149,358
Omnicom Group Inc.	78,397	4,255,389
ONEOK Inc.	11,414	536,572
Oracle Corp.	480,160	17,050,482
Owens-Illinois Inc.[a,b]	63,557	1,512,657
PACCAR Inc.	80,941	3,809,083
Parker Hannifin Corp.	43,641	4,057,304
Paychex Inc.	108,693	3,546,653
Peabody Energy Corp.	50,946	1,281,292
Pentair Ltd. Registered	22,306	1,130,468
People’s United Financial Inc.	18,570	228,597
PepsiCo Inc.	176,086	12,827,865
Perrigo Co.	6,714	674,824
PetSmart Inc.	1,802	117,869
Pfizer Inc.	917,953	25,041,758
PG&E Corp.	80,032	3,412,564
Philip Morris International Inc.	219,697	19,368,488
Phillips 66	79,881	4,838,392
Pinnacle West Capital Corp.	9,698	517,679
Pioneer Natural Resources Co.	6,714	789,164
Plains Exploration & Production Co.[a]	11,563	552,133
Plum Creek Timber Co. Inc.	2,915	140,445
PNC Financial Services Group Inc. (The)[f]	73,228	4,525,490
PPL Corp.	76,913	2,329,695
Praxair Inc.	45,133	4,981,329
Precision Castparts Corp.	30,213	5,541,064
Priceline.com Inc.[a]	5,068	3,473,962
Principal Financial Group Inc.	65,783	2,039,931
Procter & Gamble Co. (The)	309,967	23,297,120
Progressive Corp. (The)	187,619	4,219,551
Prologis Inc.	31,777	1,267,902
Prudential Financial Inc.	50,946	2,948,754
Public Service Enterprise Group Inc.	79,139	2,467,554
Public Storage[b]	17,531	2,698,547
QEP Resources Inc.	50,204	1,473,487
QUALCOMM Inc.	210,834	13,921,369
Quest Diagnostics Inc.	37,713	2,185,468
Rackspace Hosting Inc.[a,b]	10,817	815,061
Ralph Lauren Corp.	1,865	310,485
Range Resources Corp.	9,325	626,360
Rayonier Inc.	2,544	136,969
Raytheon Co.	57,624	3,035,632
Realty Income Corp.[b]	13,801	602,828

Security	Shares	Value

Red Hat Inc.[a,b]	13,801	$766,784
Regeneron Pharmaceuticals Inc.[a,b]	8,206	1,427,352
Regions Financial Corp.	119,650	930,877
Republic Services Inc.	11,004	350,918
Reynolds American Inc.	76,465	3,362,931
Rockwell Automation Inc.	3,730	332,679
Ross Stores Inc.	18,650	1,113,405
Royal Caribbean Cruises Ltd.	5,810	210,322
Safeway Inc.[b]	83,552	1,608,376
Salesforce.com Inc.[a,b]	15,456	2,660,441
SanDisk Corp.[a]	40,681	2,033,643
SBA Communications Corp. Class Aa,b	22,134	1,541,854
SCANA Corp.	11,563	541,264
Schlumberger Ltd.	179,054	13,975,165
Seagate Technology PLC	63,410	2,154,672
Sears Holdings Corp.[a,b]	3,914	183,762
Sempra Energy	67,267	5,048,388
Simon Property Group Inc.	45,135	7,229,724
Sirius XM Radio Inc.	203,658	639,486
SLM Corp.	125,843	2,125,488
Southern Co. (The)	105,725	4,676,217
Southwest Airlines Co.	2,904	32,554
Southwestern Energy Co.[a,b]	65,275	2,238,933
Spectra Energy Corp.	165,698	4,603,090
Sprint Nextel Corp.[a]	428,346	2,411,588
St. Jude Medical Inc.	60,426	2,459,338
Staples Inc.	130,208	1,755,204
Starbucks Corp.	118,614	6,656,618
Starwood Hotels & Resorts Worldwide Inc.	46,494	2,855,197
State Street Corp.	53,914	3,000,314
Stryker Corp.	47,978	3,005,822
SunTrust Banks Inc.	82,107	2,329,376
Symantec Corp.[a]	175,310	3,816,499
Sysco Corp.	72,461	2,302,086
T. Rowe Price Group Inc.	62,815	4,488,132
Target Corp.	86,909	5,250,173
TE Connectivity Ltd.	76,838	2,987,461
Teradata Corp.[a]	15,959	1,063,827
Texas Instruments Inc.	176,828	5,849,470
Textron Inc.	58,020	1,668,655
Thermo Fisher Scientific Inc.	65,041	4,692,058
Tiffany & Co.	6,552	430,794

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI INDEX FUND

January 31, 2013

Security	Shares	Value

Time Warner Cable Inc.	35,508	$3,172,285
Time Warner Inc.	142,119	7,179,852
TJX Companies Inc. (The)	139,875	6,319,553
Toll Brothers Inc.[a]	10,444	391,128
Tractor Supply Co.	5,222	541,365
Travelers Companies Inc. (The)	74,227	5,823,850
Trimble Navigation Ltd.[a,b]	7,460	466,250
TRW Automotive Holdings Corp.[a]	8,778	505,876
Tyco International Ltd.	93,111	2,814,746
Tyson Foods Inc. Class A	16,940	374,713
U.S. Bancorp	207,124	6,855,804
Ulta Salon, Cosmetics & Fragrance Inc.	7,087	693,250
Ultra Petroleum Corp.[a,b]	37,300	679,606
Union Pacific Corp.	66,525	8,745,377
United Continental Holdings Inc.[a,b]	2,904	70,132
United Parcel Service Inc. Class B	67,524	5,353,978
United States Steel Corp.[b]	29,554	660,532
United Technologies Corp.	80,623	7,060,156
UnitedHealth Group Inc.	136,809	7,553,225
Valero Energy Corp.	90,269	3,947,463
Varian Medical Systems Inc.[a,b]	35,808	2,529,835
Ventas Inc.	32,519	2,155,685
VeriFone Systems Inc.[a]	11,936	414,418
VeriSign Inc.[a]	63,533	2,757,968
Verisk Analytics Inc. Class Aa	2,544	140,327
Verizon Communications Inc.	322,495	14,064,007
Vertex Pharmaceuticals Inc.[a]	17,904	801,741
VF Corp.	4,476	660,568
Viacom Inc. Class B NVS	86,536	5,222,448
Virgin Media Inc.	36,971	1,456,288
Visa Inc. Class A	60,063	9,484,548
Vornado Realty Trust[b]	40,701	3,437,606
Vulcan Materials Co.	5,810	328,614
Wal-Mart Stores Inc.	212,318	14,851,644
Walgreen Co.	114,184	4,562,793
Walt Disney Co. (The)	203,414	10,959,946
Waste Management Inc.	110,035	4,003,073
Waters Corp.[a]	3,730	341,556
Weatherford International Ltd.[a,b]	112,403	1,500,580
WellPoint Inc.	44,476	2,882,934
Wells Fargo & Co.	611,852	21,310,805
Western Digital Corp.	11,936	560,992
Western Union Co.	151,865	2,161,039

Security	Shares	Value

Weyerhaeuser Co.	30,586	$921,250
Whirlpool Corp.	19,396	2,237,910
Whole Foods Market Inc.	15,293	1,471,951
Williams Companies Inc. (The)	106,428	3,730,301
Willis Group Holdings PLC	2,904	103,702
Windstream Corp.	27,975	272,477
Wisconsin Energy Corp.	21,563	850,229
Wynn Resorts Ltd.	7,294	913,355
Xcel Energy Inc.	34,003	944,603
Xerox Corp.	218,578	1,750,810
XL Group PLC	27,328	757,532
Xylem Inc.	64,299	1,795,871
Yahoo! Inc.[a]	181,945	3,571,580
Yum! Brands Inc.	86,365	5,608,543
Zimmer Holdings Inc.	39,939	2,979,449

		1,703,335,837

TOTAL COMMON STOCKS
(Cost: $3,326,986,780)		3,667,623,075

PREFERRED STOCKS — 1.22%

BRAZIL — 0.93%
Banco Bradesco SA	227,458	4,185,081
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	37,300	1,760,743
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	36,418	1,738,595
Companhia de Bebidas das Americas	75,400	3,555,459
Companhia de Bebidas das Americas SP ADR	63,473	2,987,039
Companhia Energetica de Minas Gerais	48,500	526,644
Companhia Energetica de Minas Gerais SP ADR	147,105	1,615,213
Gerdau SA	85,400	750,019
Gerdau SA SP ADR	139,138	1,228,589
Itau Unibanco Holding SA	277,733	4,795,962
Itausa — Investimentos Itau SA	186,590	945,519
Klabin SA	37,300	255,955
Lojas Americanas SA	37,300	333,210
Oi SA	66,700	269,925
Oi SA SP ADR	42,207	173,471
Petroleo Brasileiro SA	461,970	4,198,883
Telefonica Brasil SA	37,300	943,001

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI INDEX FUND

January 31, 2013

Security	Shares	Value

Vale SA Class A	223,833	$4,354,684

		34,617,992
CHILE — 0.02%
Sociedad Quimica y Minera de Chile SA Series B	10,894	620,837

		620,837
GERMANY — 0.23%
Henkel AG & Co. KGaA	15,293	1,349,939
Porsche Automobil Holding SE	9,520	828,328
ProSiebenSat.1 Media AG	14,714	503,114
Volkswagen AG	24,360	6,023,016

		8,704,397
SOUTH KOREA — 0.04%
Samsung Electronics Co. Ltd.	2,083	1,622,135

		1,622,135

TOTAL PREFERRED STOCKS
(Cost: $42,394,555)		45,565,361

RIGHTS — 0.01%

SPAIN — 0.01%
Banco Santander SAa	926,504	199,964

		199,964

TOTAL RIGHTS
(Cost: $187,978)		199,964

SHORT-TERM INVESTMENTS — 1.56%

MONEY MARKET FUNDS — 1.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[f,g,h]	50,227,267	50,227,267
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[f,g,h]	3,515,292	3,515,292
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[f,g]	4,247,495	4,247,495

		57,990,054

TOTAL SHORT-TERM INVESTMENTS
(Cost: $57,990,054)		57,990,054

Value
TOTAL INVESTMENTS IN SECURITIES — 101.33%
(Cost: $3,427,559,367)	$3,771,378,454
Other Assets, Less Liabilities — (1.33)%	(49,641,097)

NET ASSETS — 100.00%	$3,721,737,357

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 97.41%

AUSTRALIA — 6.21%
Alumina Ltd.	78,316	$90,265
AMP Ltd.	316,715	1,757,459
Asciano Ltd.	99,246	499,994
ASX Ltd.	28,476	1,039,566
Aurizon Holdings Ltd.	177,604	735,442
Australia and New Zealand Banking Group Ltd.	206,892	5,735,928
BHP Billiton Ltd.	293,328	11,467,220
Boral Ltd.	176,526	904,056
Brambles Ltd.	181,146	1,532,338
Commonwealth Bank of Australia	143,276	9,631,666
Computershare Ltd.	110,950	1,211,655
Crown Ltd.	74,928	905,801
CSL Ltd.	54,600	3,128,861
Echo Entertainment Group Ltd.	84,193	316,143
Fortescue Metals Group Ltd.	133,154	649,988
Goodman Group	188,451	884,537
Iluka Resources Ltd.	41,524	420,989
Insurance Australia Group Ltd.	328,734	1,721,287
Macquarie Group Ltd.	39,676	1,593,286
Mirvac Group	408,282	677,115
National Australia Bank Ltd.	173,026	4,937,789
Newcrest Mining Ltd.	43,524	1,062,306
Orica Ltd.	59,280	1,584,754
Origin Energy Ltd.	150,852	1,980,988
Qantas Airways Ltd.[a]	246,260	392,998
QBE Insurance Group Ltd.	113,988	1,417,230
Rio Tinto Ltd.	38,930	2,694,609
Santos Ltd.	99,904	1,246,290
Sonic Healthcare Ltd.	61,464	876,384
Stockland Corp. Ltd.	23,556	84,767
Suncorp Group Ltd.	186,264	2,059,396
Tabcorp Holdings Ltd.	70,262	223,525
Telstra Corp. Ltd.	270,662	1,298,644
Transurban Group	40,754	259,301
Wesfarmers Ltd.	105,924	4,154,199
Westfield Group	138,852	1,619,194
Westfield Retail Trust	138,852	464,903
Westpac Banking Corp.	201,241	5,885,719
Woodside Petroleum Ltd.	54,222	2,006,050

Security	Shares	Value

Woolworths Ltd.	132,288	$4,310,588

		83,463,230
AUSTRIA — 0.21%
Erste Group Bank AGa	6,864	230,927
IMMOEAST AG Escrow[a,b]	54,189	1
IMMOFINANZ AGa	153,746	673,666
OMV AG	15,316	631,182
Raiffeisen International Bank Holding AG	5,502	246,868
Vienna Insurance Group AG	9,618	508,967
Voestalpine AG	16,548	605,807

		2,897,418
BELGIUM — 0.79%
Ageas	27,952	922,181
Anheuser-Busch InBev NV	56,784	4,925,320
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	7,658	362,940
Groupe Bruxelles Lambert SA	19,432	1,622,184
KBC Groep NV	15,932	627,913
Solvay SA	7,505	1,179,687
UCB SA	13,170	760,039
Umicore SA	4,056	211,140

		10,611,404
BRAZIL — 1.28%
ALL — America Latina Logistica SA	31,200	135,986
Banco Bradesco SA	46,800	832,622
Banco do Brasil SA	46,800	574,060
Banco Santander (Brasil) SA Units	62,400	459,562
BM&F Bovespa SA	109,200	765,256
BR Malls Participacoes SA	31,200	404,351
BRF — Brasil Foods SA	46,800	1,029,073
BRF — Brasil Foods SA SP ADR	32,318	717,460
CCR SA	62,400	644,641
Centrais Eletricas Brasileiras SA	15,600	55,838
CETIP SA — Mercados Organizados	15,607	196,539
Cielo SA	31,260	885,061
Companhia de Saneamento Basico do Estado de Sao Paulo	15,600	703,459
Companhia Hering SA	15,600	297,068
Companhia Siderurgica Nacional SA	46,800	252,916
CPFL Energia SA	31,200	318,399
EDP Energias do Brasil SA	46,800	286,795
Embraer SA	62,400	516,027

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2013

Security	Shares	Value

Fibria Celulose SAa	15,600	$191,353
Hypermarcas SAa	46,800	404,665
JBS SAa	31,200	119,674
Natura Cosmeticos SA	15,600	421,134
OGX Petroleo e Gas Participacoes SAa	93,600	192,922
Oi SA	2,217	11,312
PDG Realty SA Empreendimentos e Participacoes	124,800	198,255
Petroleo Brasileiro SA	234,000	2,144,490
Souza Cruz SA	31,200	516,811
TIM Participacoes SA	78,000	345,063
TIM Participacoes SA SP ADR	13,337	293,414
Tractebel Energia SA	15,600	277,541
Ultrapar Participacoes SA	31,200	753,963
Vale SA	109,200	2,210,131

		17,155,841
CANADA — 7.78%
Agnico-Eagle Mines Ltd.	11,700	534,486
Agrium Inc.	14,392	1,630,330
Alimentation Couche-Tard Inc. Class B	2,028	98,796
ARC Resources Ltd.	43,056	1,011,688
Athabasca Oil Corp.[a]	15,954	169,147
Bank of Montreal	51,492	3,247,215
Bank of Nova Scotia	96,516	5,667,181
Barrick Gold Corp.	80,584	2,562,294
Baytex Energy Corp.	2,730	125,342
BCE Inc.	17,472	775,076
Bell Aliant Inc.	6,084	158,183
Bombardier Inc. Class B	167,944	657,417
Brookfield Asset Management Inc. Class A	49,798	1,835,175
Brookfield Office Properties Inc.	23,128	380,431
Cameco Corp.	37,058	797,664
Canadian Imperial Bank of Commerce	30,632	2,551,517
Canadian National Railway Co.	35,672	3,418,812
Canadian Natural Resources Ltd.	99,060	2,987,122
Canadian Oil Sands Ltd.	39,522	830,522
Canadian Pacific Railway Ltd.	12,236	1,410,598
Canadian Tire Corp. Ltd. Class A NVS	11,466	796,886
Canadian Utilities Ltd. Class A	3,654	278,938
Catamaran Corp.[a]	13,416	695,077
Cenovus Energy Inc.	41,964	1,391,028
Centerra Gold Inc.	3,962	35,937

Security	Shares	Value

Crescent Point Energy Corp.	11,700	$451,906
Dollarama Inc.	1,560	94,770
Eldorado Gold Corp.	75,816	846,322
Empire Co. Ltd. Class A	3,192	192,316
Enbridge Inc.	76,440	3,355,753
Encana Corp.	46,020	888,287
Enerplus Corp.	34,636	464,310
Finning International Inc.	29,400	751,740
First Quantum Minerals Ltd.	49,028	987,088
Fortis Inc.	19,278	668,559
Franco-Nevada Corp.	8,424	449,600
George Weston Ltd.	5,194	373,671
Gildan Activewear Inc.	8,120	298,428
Goldcorp Inc.	61,726	2,170,931
Great-West Lifeco Inc.	43,405	1,125,484
H&R Real Estate Investment Trust	10,850	256,898
Husky Energy Inc.	37,212	1,158,626
IAMGOLD Corp.	25,272	207,216
Imperial Oil Ltd.	33,540	1,470,743
Kinross Gold Corp.	113,736	931,432
Magna International Inc. Class A	21,126	1,102,566
Manulife Financial Corp.	146,356	2,109,953
MEG Energy Corp.[a]	15,600	532,416
Metro Inc. Class A	2,268	140,596
National Bank of Canada	7,966	632,591
New Gold Inc.[a]	21,742	210,923
Nexen Inc.	50,388	1,345,900
Onex Corp.	1,960	85,280
Open Text Corp.[a]	1,872	109,038
Osisko Mining Corp.[a]	32,018	221,499
Pacific Rubiales Energy Corp.	31,556	735,154
Pan American Silver Corp.	7,020	122,429
Pembina Pipeline Corp.	12,168	352,547
Penn West Petroleum Ltd.	59,748	603,551
Potash Corp. of Saskatchewan Inc.	75,036	3,182,936
Power Corp. of Canada	41,678	1,094,473
Power Financial Corp.	33,250	951,712
Research In Motion Ltd.[a,c]	31,356	405,586
RioCan Real Estate Investment Trust	43,680	1,175,470
Ritchie Bros. Auctioneers Inc.[c]	26,628	580,092
Rogers Communications Inc. Class B	38,290	1,776,785
Royal Bank of Canada	120,764	7,510,497
Saputo Inc.	9,049	449,347

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2013

Security	Shares	Value

Shaw Communications Inc. Class B	45,640	$1,066,464
Shoppers Drug Mart Corp.	15,470	641,195
Silver Wheaton Corp.	43,992	1,528,720
Sino-Forest Corp. Class Aa,b,c	4,256	—
SNC-Lavalin Group Inc.	17,631	786,365
Sun Life Financial Inc.	68,484	1,995,179
Suncor Energy Inc.	142,740	4,844,457
Talisman Energy Inc.	99,372	1,239,601
Teck Resources Ltd. Class B	39,060	1,421,466
TELUS Corp. NVS	17,892	1,202,294
Thomson Reuters Corp.	24,848	759,980
Tim Hortons Inc.	19,432	972,913
Toronto-Dominion Bank (The)	58,188	4,852,058
Tourmaline Oil Corp.[a]	15,954	540,665
TransAlta Corp.	13,468	216,275
TransCanada Corp.	67,424	3,186,752
Turquoise Hill Resources Ltd.[a]	49,149	377,899
Valeant Pharmaceuticals International Inc.[a]	23,590	1,562,039
Yamana Gold Inc.	53,372	870,965

		104,687,570
CHILE — 0.34%
Aguas Andinas SA Series A	254,436	186,887
Banco Santander (Chile) SA	2,664,738	202,944
Banco Santander (Chile) SA SP ADR[c]	11,746	354,729
Cencosud SA	8,580	53,306
Colbun SAa	478,296	150,873
CorpBanca SA	11,439,276	164,580
Empresa Nacional de Electricidad SA	128,010	221,763
Empresas Copec SA	574	8,891
Enersis SA	1,317,786	524,961
Enersis SA SP ADR	52,884	1,039,171
LATAM Airlines Group SA	15,794	390,451
LATAM Airlines Group SA BDR[a]	10,980	267,711
LATAM Airlines Group SA SP ADR[c]	36,036	882,522
Sociedad Quimica y Minera de Chile SA Series B SP ADR	3,432	195,075

		4,643,864
CHINA — 4.37%
Air China Ltd. Class H	654,000	559,933
Angang Steel Co. Ltd. Class Ha,c	312,000	230,917
Anhui Conch Cement Co. Ltd. Class H	234,000	918,742
Anta Sports Products Ltd.[c]	313,000	292,195

Security	Shares	Value

AviChina Industry & Technology Co. Ltd. Class H	636,000	$308,344
Bank of China Ltd. Class H	4,524,000	2,228,313
Bank of Communications Co. Ltd. Class H	660,800	560,643
Beijing Capital International Airport Co. Ltd. Class H	318,000	264,880
Belle International Holdings Ltd.	468,000	1,040,335
Bosideng International Holdings Ltd.	626,000	177,577
Brilliance China Automotive Holdings Ltd.[a]	318,000	427,253
China Construction Bank Corp. Class H	4,992,050	4,306,210
China COSCO Holdings Co. Ltd. Class Ha,c	156,500	81,322
China Gas Holdings Ltd.	312,000	271,147
China Life Insurance Co. Ltd. Class H	780,000	2,614,918
China Mengniu Dairy Co. Ltd.	159,000	464,361
China Merchants Bank Co. Ltd. Class H	156,500	374,930
China Merchants Holdings (International) Co. Ltd.	312,000	1,106,312
China Mobile Ltd.	546,000	6,001,741
China National Building Material Co. Ltd. Class H	318,000	507,619
China Overseas Land & Investment Ltd.	312,000	967,520
China Petroleum & Chemical Corp. Class H	936,000	1,135,679
China Resources Cement Holdings Ltd.[c]	318,000	203,786
China Resources Enterprise Ltd.[c]	312,000	1,118,381
China Resources Land Ltd.[c]	312,000	949,417
China Shanshui Cement Group Ltd.	159,000	116,859
China Shenhua Energy Co. Ltd. Class H	390,000	1,677,068
China Shipping Development Co. Ltd. Class H	624,000	343,560
China State Construction International Holdings Ltd.	318,000	417,412
China Telecom Corp. Ltd. Class H	624,000	339,537
China Unicom (Hong Kong) Ltd.	312,000	501,260
China Vanke Co. Ltd. Class B	100	218

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2013

Security	Shares	Value

CITIC Pacific Ltd.[c]	156,000	$251,032
CNOOC Ltd.	1,404,000	2,900,146
Country Garden Holdings Co. Ltd.[a]	473,089	251,932
Dongfang Electric Corp. Ltd. Class Hc	31,800	61,587
Dongfeng Motor Group Co. Ltd. Class H	312,000	509,306
Evergrande Real Estate Group Ltd.	574,000	303,449
Fosun International Ltd.	826,000	575,127
Franshion Properties (China) Ltd.[c]	840,000	308,684
GCL-Poly Energy Holdings Ltd.[c]	574,000	156,905
Geely Automobile Holdings Ltd.	795,000	415,157
Golden Eagle Retail Group Ltd.	159,000	342,376
GOME Electrical Appliances Holdings Ltd.[a]	1,041,320	124,870
Great Wall Motor Co. Ltd. Class H	176,500	718,016
Guangdong Investment Ltd.	312,000	259,078
Guangzhou Automobile Group Co. Ltd. Class H	373,449	312,512
Guangzhou R&F Properties Co. Ltd. Class H	125,200	227,299
Huaneng Power International Inc. Class H	312,000	321,836
Industrial and Commercial Bank of China Ltd. Class H	4,680,285	3,524,320
Jiangxi Copper Co. Ltd. Class H	312,000	846,831
Kingboard Chemical Holdings Co. Ltd.[c]	156,000	514,938
Lenovo Group Ltd.	936,000	973,957
Longfor Properties Co. Ltd.	79,500	149,046
Parkson Retail Group Ltd.[c]	210,000	161,924
PetroChina Co. Ltd. Class H	1,560,000	2,224,692
PICC Property and Casualty Co. Ltd. Class H	329,000	500,574
Ping An Insurance (Group) Co. of China Ltd. Class H	234,000	2,098,472
Poly Property Group Co. Ltd.[a]	313,226	240,306
Shimao Property Holdings Ltd.	156,500	345,872
Shougang Fushan Resources Group Ltd.	312,000	133,964
Shui On Land Ltd.	287,000	139,143
Sino-Ocean Land Holdings Ltd.	441,000	351,981
Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,248,000	463,444
SOHO China Ltd.	287,000	258,302

Security	Shares	Value

Tencent Holdings Ltd.	93,600	$3,275,487
Tingyi (Cayman Islands) Holding Corp.	312,000	877,003
Tsingtao Brewery Co. Ltd. Class H	18,000	103,978
Want Want China Holdings Ltd.[c]	882,000	1,171,375
Yanzhou Coal Mining Co. Ltd. Class H	312,000	533,443
Yuexiu Property Co. Ltd.	548,000	195,727
Zhaojin Mining Industry Co. Ltd. Class H	79,500	119,729
Zhuzhou CSR Times Electric Co. Ltd. Class H	159,000	509,464
Zijin Mining Group Co. Ltd. Class H	669,000	257,922
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hc	158,240	215,054

		58,734,649
COLOMBIA — 0.17%
Bancolombia SA SP ADR	33,680	2,341,097

		2,341,097
CZECH REPUBLIC — 0.19%
CEZ AS	36,192	1,169,929
Komercni Banka AS	6,708	1,352,550

		2,522,479
DENMARK — 0.89%
Carlsberg A/S Class B	4,056	433,888
Coloplast A/S Class B	22,620	1,193,418
Danske Bank A/Sa	55,454	1,063,348
Novo Nordisk A/S Class B	36,192	6,656,802
Novozymes A/S Class B	34,944	1,146,862
TrygVesta A/S	10,234	805,255
William Demant Holding A/Sa	7,800	683,838

		11,983,411
EGYPT — 0.10%
Orascom Construction Industries SAE SP GDR[a]	18,578	696,675
Orascom Telecom Holding SAE SP GDR[a,c,d]	206,285	672,489

		1,369,164
FINLAND — 0.48%
Fortum OYJ	29,246	548,236
Kone OYJ Class B	19,278	1,589,702
Metso OYJ	3,962	177,313
Neste Oil OYJ	38,290	610,704
Nokia OYJ[c]	284,388	1,112,533
Nokian Renkaat OYJ	14,820	637,497

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2013

Security	Shares	Value

Sampo OYJ Class A	47,180	$1,693,913
UPM-Kymmene OYJ	12,168	148,569

		6,518,467
FRANCE — 6.53%
Accor SA	5,348	208,707
Aeroports de Paris	6,272	517,287
ALSTOM	6,426	285,143
ArcelorMittal	74,312	1,272,488
Arkema SA	3,500	399,075
AXA SA	146,818	2,718,324
BNP Paribas SA	83,202	5,218,880
Bouygues SA	19,432	551,543
Bureau Veritas SA	1,716	205,467
Cap Gemini SA	14,238	686,193
Carrefour SA	62,342	1,775,390
Casino Guichard-Perrachon SA	6,580	644,421
CNP Assurances SA	20,972	346,875
Compagnie de Saint-Gobain	49,193	2,027,943
Compagnie Generale de Geophysique-Veritas[a]	16,728	485,807
Compagnie Generale des Etablissements Michelin Class B	23,868	2,220,263
Credit Agricole SAa	88,920	878,696
Danone SA	40,015	2,772,305
Dassault Systemes SA	3,276	364,107
Edenred SA	7,812	250,361
Electricite de France SA	11,004	211,281
Essilor International SA	24,206	2,467,247
European Aeronautic Defence and Space Co. NV	22,620	1,062,525
Eutelsat Communications SA	6,580	226,061
Fonciere des Regions	1,608	135,786
France Telecom SA	165,830	1,882,265
GDF Suez	118,300	2,426,369
Gecina SA	5,348	606,157
Gemalto NV	4,056	361,058
Groupe Eurotunnel SA Registered	27,090	230,376
Iliad SA	780	144,522
L’Air Liquide SA	26,449	3,379,800
L’Oreal SA	27,768	4,123,533
Lafarge SA	8,424	514,906
Lagardere SCA	2,964	107,141
Legrand SA	39,536	1,793,790

Security	Shares	Value

LVMH Moet Hennessy Louis Vuitton SA	16,536	$3,116,620
Natixis	19,344	76,698
Pernod Ricard SA	12,168	1,522,852
PPR SA	9,464	2,034,874
PSA Peugeot Citroen SAa,c	8,302	64,730
Publicis Groupe SA	21,126	1,383,780
Remy Cointreau SA	1,092	139,320
Renault SA	25,130	1,515,060
Safran SA	9,360	429,628
Sanofi	88,704	8,652,428
Schneider Electric SA	36,504	2,779,783
SCOR SE	37,828	1,088,571
SES SA Class A FDR	20,436	625,394
Societe Generale[a]	56,784	2,564,789
Sodexo	13,930	1,240,024
STMicroelectronics NV	36,288	312,291
Suez Environnement SA	16,394	216,991
Technip SA	11,466	1,242,936
Total SA	161,148	8,734,374
Unibail-Rodamco SE	4,368	1,031,963
Vallourec SA	9,048	491,823
Veolia Environnement	37,366	481,643
Vinci SA	44,716	2,277,672
Vivendi SA	100,221	2,148,070
Wendel	872	94,597

		87,769,003
GERMANY — 5.74%
Adidas AG	9,828	913,158
Allianz SE Registered	41,986	6,004,082
BASF SE	82,056	8,315,836
Bayer AG Registered	56,628	5,586,679
Bayerische Motoren Werke AG	20,202	2,033,354
Brenntag AG	936	133,342
Celesio AG	15,316	278,169
Commerzbank AGa	204,984	449,088
Continental AG	5,040	591,430
Daimler AG Registered	80,430	4,680,904
Deutsche Bank AG Registered	84,084	4,361,119
Deutsche Boerse AG	22,820	1,500,935
Deutsche Post AG Registered	34,944	820,353
Deutsche Telekom AG Registered	270,972	3,330,216
E.ON SE	153,552	2,668,963
Fresenius Medical Care AG & Co. KGaA	26,782	1,887,856

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2013

Security	Shares	Value

Fresenius SE & Co. KGaA	8,736	$1,063,091
GEA Group AG	40,560	1,469,998
HeidelbergCement AG	5,040	317,368
Hochtief AGa	10,452	681,427
Infineon Technologies AG	31,402	283,243
K+S AG Registered	23,930	1,080,045
Kabel Deutschland Holding AG	12,390	1,004,381
Lanxess AG	882	74,467
Linde AG	20,124	3,671,311
MAN SE	3,038	366,192
Merck KGaA	9,049	1,258,404
METRO AG	19,188	592,151
Muenchener Rueckversicherungs-Gesellschaft AG Registered	20,592	3,783,244
RWE AG	40,346	1,517,282
Salzgitter AG	5,810	270,664
SAP AG	76,752	6,286,408
Siemens AG Registered	68,964	7,567,568
ThyssenKrupp AG	43,372	1,053,240
Volkswagen AG	5,348	1,234,456

		77,130,424
HONG KONG — 2.27%
AIA Group Ltd.	717,600	2,854,485
Bank of East Asia Ltd. (The)	189,000	777,397
BOC Hong Kong (Holdings) Ltd.	390,000	1,345,174
Cathay Pacific Airways Ltd.	156,000	302,928
Cheung Kong (Holdings) Ltd.	156,000	2,558,597
Cheung Kong Infrastructure Holdings Ltd.	156,000	989,646
CLP Holdings Ltd.	156,500	1,330,820
Galaxy Entertainment Group Ltd.[a]	156,000	703,011
Hang Seng Bank Ltd.	93,600	1,532,745
Henderson Land Development Co. Ltd.	156,000	1,122,403
Hong Kong and China Gas Co. Ltd. (The)	505,582	1,434,183
Hong Kong Exchanges and Clearing Ltd.	77,000	1,460,473
Hutchison Whampoa Ltd.	156,000	1,743,950
Li & Fung Ltd.	626,000	879,814
Link REIT (The)	156,000	810,625
MTR Corp. Ltd.	156,000	643,672
New World Development Co. Ltd.	312,000	573,673
Orient Overseas International Ltd.	79,500	557,130
Power Assets Holdings Ltd.	156,000	1,351,712
Sands China Ltd.	125,200	631,206

Security	Shares	Value

Shangri-La Asia Ltd.	322,666	$763,864
SJM Holdings Ltd.	313,000	853,581
Sun Hung Kai Properties Ltd.	156,000	2,560,609
Swire Pacific Ltd. Class A	79,500	1,020,466
Wharf (Holdings) Ltd. (The)	156,000	1,377,861
Wynn Macau Ltd.[a]	125,200	351,119

		30,531,144
HUNGARY — 0.09%
MOL Hungarian Oil and Gas PLC	9,049	778,971
OTP Bank PLC	21,216	455,776

		1,234,747
INDIA — 1.51%
Axis Bank Ltd. SP GDR[d]	63,381	1,795,584
Dr. Reddy’s Laboratories Ltd. SP ADR	28,938	1,040,032
HDFC Bank Ltd. SP ADR	77,863	3,131,650
ICICI Bank Ltd. SP ADR	66,334	3,038,097
Infosys Ltd. SP ADR[c]	48,542	2,559,134
Larsen & Toubro Ltd. SP GDR[c,d]	52,192	1,520,875
Mahindra & Mahindra Ltd. SP GDR[c]	50,260	834,316
Ranbaxy Laboratories Ltd. SP GDR[a,d]	58,430	502,206
Reliance Industries Ltd. SP GDR[e]	57,939	1,939,798
State Bank of India SP GDR	9,574	899,956
Sterlite Industries (India) Ltd. SP ADR	92,670	786,768
Tata Motors Ltd. SP ADR	42,815	1,182,978
Wipro Ltd. SP ADR[c]	109,357	1,035,611

		20,267,005
INDONESIA — 0.75%
PT Astra International Tbk	795,000	599,923
PT Bank Central Asia Tbk	1,950,000	1,931,981
PT Bank Mandiri (Persero) Tbk	1,638,242	1,522,186
PT Bank Rakyat Indonesia (Persero) Tbk	1,794,000	1,464,302
PT Bumi Resources Tbk	1,065,000	74,353
PT Charoen Pokphand Indonesia Tbk	287,000	114,181
PT Gudang Garam Tbk	79,500	423,211
PT Indosat Tbk	468,422	327,030
PT Kalbe Farma Tbk	2,591,500	290,014
PT Perusahaan Gas Negara (Persero) Tbk	1,716,000	823,645
PT Semen Gresik (Persero) Tbk	624,000	1,009,035
PT Telekomunikasi Indonesia (Persero) Tbk	980,000	975,975

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2013

Security	Shares	Value

PT United Tractors Tbk	234,045	$474,578

		10,030,414
IRELAND — 0.23%
CRH PLC	52,912	1,142,699
Elan Corp. PLC[a]	56,472	592,083
Irish Bank Resolution Corp. Ltd.[a,b]	64,486	1
Kerry Group PLC Class A	24,976	1,310,328

		3,045,111
ISRAEL — 0.34%
Bank Hapoalim BMa	65,520	275,222
Bank Leumi le-Israel BMa	65,520	217,921
Bezeq The Israel Telecommunication Corp. Ltd.	21,840	25,583
Delek Group Ltd. (The)	1,092	268,287
Israel Chemicals Ltd.	29,952	396,066
Israel Corp. Ltd. (The)	156	106,291
Mellanox Technologies Ltd.[a]	3,276	166,614
NICE Systems Ltd.[a]	9,360	342,548
Teva Pharmaceutical Industries Ltd.	76,284	2,828,717

		4,627,249
ITALY — 1.54%
Assicurazioni Generali SpA	116,763	2,236,350
Banca Monte dei Paschi di Siena SpA[a,c]	469,248	157,074
Banco Popolare Scrl[a]	76,908	160,246
Enel Green Power SpA	41,184	84,917
Enel SpA	415,217	1,810,332
Eni SpA	216,372	5,430,571
Exor SpA	25,116	742,874
Fiat Industrial SpA	94,577	1,217,672
Fiat SpA[a]	96,408	588,889
Intesa Sanpaolo SpA	814,164	1,659,929
Intesa Sanpaolo SpA RNC	107,583	182,687
Luxottica Group SpA	18,201	837,287
Mediobanca SpA	64,116	471,273
Saipem SpA	21,748	616,983
Snam SpA	39,780	201,086
Telecom Italia SpA	952,598	946,517
Telecom Italia SpA RNC	357,252	305,508
Tenaris SA	32,060	671,921
Terna SpA	16,692	70,329
UniCredit SpA[a]	324,168	2,092,761

Security	Shares	Value

Unione di Banche Italiane SpA	42,900	$223,962

		20,709,168
JAPAN — 13.46%
Advantest Corp.	15,600	212,137
AEON Co. Ltd.	62,400	709,744
AEON Credit Service Co. Ltd.	15,600	323,761
AEON Mall Co. Ltd.	15,900	384,172
Aisin Seiki Co. Ltd.	31,300	1,024,813
Ajinomoto Co. Inc.	12,000	163,182
All Nippon Airways Co. Ltd.[c]	156,000	305,983
Amada Co. Ltd.	156,000	977,778
Asahi Glass Co. Ltd.	156,000	1,035,897
Asahi Group Holdings Ltd.	46,800	994,359
Asahi Kasei Corp.	156,000	902,564
Astellas Pharma Inc.	46,800	2,387,179
Bridgestone Corp.	78,000	2,045,299
Canon Inc.	78,000	2,876,068
Casio Computer Co. Ltd.	79,600	687,320
Chubu Electric Power Co. Inc.	46,800	592,308
Chugai Pharmaceutical Co. Ltd.	31,200	643,077
Chugoku Electric Power Co. Inc. (The)	15,600	205,470
Citizen Holdings Co. Ltd.	78,000	448,718
Coca-Cola West Co. Ltd.	31,200	493,333
Cosmo Oil Co. Ltd.	313,000	706,531
Credit Saison Co. Ltd.	31,200	660,855
Dai-ichi Life Insurance Co. Ltd. (The)	313	449,642
Daido Steel Co. Ltd.	14,000	62,744
Daiichi Sankyo Co. Ltd.	72,800	1,234,872
Daikin Industries Ltd.	31,300	1,196,987
Dainippon Sumitomo Pharma Co. Ltd.	62,400	880,684
Daito Trust Construction Co. Ltd.	2,600	256,980
Daiwa Securities Group Inc.	156,000	907,692
Dena Co. Ltd.	15,900	503,866
Denso Corp.	46,800	1,753,846
Dentsu Inc.	15,600	436,752
East Japan Railway Co.	31,200	2,112,820
Eisai Co. Ltd.	31,300	1,371,904
Electric Power Development Co. Ltd.	15,600	358,462
FANUC Corp.	15,600	2,435,897
Fast Retailing Co. Ltd.	1,300	343,020
FUJIFILM Holdings Corp.	42,000	838,527
Fujitsu Ltd.	156,000	632,479

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2013

Security	Shares	Value

Gree Inc.[c]	15,900	$236,949
Gunma Bank Ltd. (The)	156,000	755,556
Hachijuni Bank Ltd. (The)	156,000	782,906
Hino Motors Ltd.	13,000	136,752
Hitachi Construction Machinery Co. Ltd.	31,200	717,607
Hitachi High-Technologies Corp.	15,600	310,940
Hitachi Ltd.	312,000	1,852,991
Hokkaido Electric Power Co. Inc.	15,600	149,744
Hokuriku Electric Power Co.	15,600	172,308
Honda Motor Co. Ltd.	124,800	4,793,162
Hoya Corp.	62,400	1,206,838
IBIDEN Co. Ltd.	15,600	222,735
Idemitsu Kosan Co. Ltd.	1,200	105,457
IHI Corp.	312,000	810,256
INPEX Corp.	156	905,983
Isuzu Motors Ltd.	156,000	979,487
ITOCHU Corp.	187,200	2,121,026
Japan Petroleum Exploration Co. Ltd.	15,900	587,147
Japan Prime Realty Investment Corp.	312	888,889
Japan Retail Fund Investment Corp.	312	592,137
Japan Tobacco Inc.	62,400	1,946,667
JFE Holdings Inc.	31,300	668,460
JSR Corp.	31,200	617,436
JTEKT Corp.	46,800	500,513
JX Holdings Inc.	156,000	923,077
Kansai Electric Power Co. Inc. (The)	62,400	594,872
Kao Corp.	46,800	1,345,641
Kawasaki Heavy Industries Ltd.	313,000	970,622
KDDI Corp.	15,600	1,162,393
Keikyu Corp.	156,000	1,326,496
Keio Corp.	156,000	1,160,684
Kintetsu Corp.[c]	156,000	642,735
Kirin Holdings Co. Ltd.	6,000	75,016
Kobe Steel Ltd.[a]	468,000	579,487
Komatsu Ltd.	78,000	2,081,197
Konica Minolta Holdings Inc.	79,500	633,317
Kubota Corp.	156,000	1,784,615
Kuraray Co. Ltd.	78,000	1,003,419
Kurita Water Industries Ltd.	31,300	615,985
Kyocera Corp.	15,900	1,440,861
Kyushu Electric Power Co. Inc.	31,200	300,513
Mabuchi Motor Co. Ltd.	15,900	715,204
Marubeni Corp.	156,000	1,147,009

Security	Shares	Value

Mazda Motor Corp.[a]	156,000	$420,513
Meiji Holdings Co. Ltd.	15,995	709,837
Mitsubishi Chemical Holdings Corp.	156,500	727,109
Mitsubishi Corp.	124,800	2,636,581
Mitsubishi Electric Corp.	156,000	1,294,017
Mitsubishi Estate Co. Ltd.	156,000	3,784,615
Mitsubishi Gas Chemical Co. Inc.	156,000	1,044,444
Mitsubishi Heavy Industries Ltd.	313,000	1,677,153
Mitsubishi Motors Corp.[a]	312,000	324,786
Mitsubishi UFJ Financial Group Inc.	1,069,600	6,106,307
Mitsui & Co. Ltd.	78,000	1,180,342
Mitsui Chemicals Inc.	156,000	370,940
Mitsui Fudosan Co. Ltd.	51,000	1,167,423
Mitsui O.S.K. Lines Ltd.	156,000	514,530
Mizuho Financial Group Inc.	1,270,200	2,547,081
Murata Manufacturing Co. Ltd.	31,300	1,930,955
Nabtesco Corp.	15,900	331,381
Namco Bandai Holdings Inc.	15,900	227,018
NEC Corp.[a]	170,000	415,407
Nidec Corp.	15,600	895,726
Nikon Corp.	15,600	446,325
Nintendo Co. Ltd.	15,600	1,524,786
Nippon Building Fund Inc.	9	92,998
Nippon Steel & Sumitomo Metal Corp.	524,860	1,455,069
Nippon Telegraph and Telephone Corp.	46,800	1,964,103
Nishi-Nippon City Bank Ltd. (The)	313,000	812,853
Nissan Motor Co. Ltd.	156,000	1,600,000
Nisshin Seifun Group Inc.	12,500	152,449
Nissin Foods Holdings Co. Ltd.	15,600	594,017
Nitto Denko Corp.	15,900	899,014
Nomura Holdings Inc.	303,800	1,751,028
Nomura Real Estate Holdings Inc.	15,900	290,437
NSK Ltd.	156,000	1,105,983
NTT DOCOMO Inc.	936	1,424,615
NTT Urban Development Corp.	159	159,244
Olympus Corp.[a]	15,600	346,496
Omron Corp.	31,200	743,248
Ono Pharmaceutical Co. Ltd.	15,900	838,905
ORIX Corp.	7,800	835,043
Osaka Gas Co. Ltd.	156,000	586,325
Otsuka Holdings Co. Ltd.	15,600	503,932
Panasonic Corp.	156,000	1,022,222

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2013

Security	Shares	Value

Rakuten Inc.	72,800	$666,097
Resona Holdings Inc.	134,400	599,395
Ricoh Co. Ltd.[c]	156,000	1,736,752
Sanrio Co. Ltd.[c]	2,700	108,136
Santen Pharmaceutical Co. Ltd.	31,300	1,291,305
Secom Co. Ltd.	15,900	794,477
Seven & I Holdings Co. Ltd.	78,000	2,377,778
Shikoku Electric Power Co. Inc.	15,600	191,453
Shin-Etsu Chemical Co. Ltd.	46,800	2,866,667
Shiseido Co. Ltd.	15,600	216,581
Showa Shell Sekiyu K.K.	78,000	452,991
SMC Corp.	3,200	554,723
SoftBank Corp.	78,000	2,786,325
Sony Corp.	93,600	1,396,923
Stanley Electric Co. Ltd.	31,200	511,111
Sumitomo Chemical Co. Ltd.	156,000	456,410
Sumitomo Corp.	134,400	1,740,749
Sumitomo Heavy Industries Ltd.	156,000	690,598
Sumitomo Mitsui Financial Group Inc.	109,200	4,391,453
Sumitomo Rubber Industries Inc.	15,600	208,376
Suzuki Motor Corp.	15,600	409,060
Taiyo Nippon Sanso Corp.	156,000	1,046,154
Takeda Pharmaceutical Co. Ltd.	62,400	3,213,675
TDK Corp.	15,900	589,760
Terumo Corp.	15,900	696,910
THK Co. Ltd.	46,800	814,359
Toho Gas Co. Ltd.	156,000	835,897
Tohoku Electric Power Co. Inc.[a]	31,200	254,359
Tokio Marine Holdings Inc.	46,800	1,386,154
Tokyo Electric Power Co. Inc.[a]	93,600	218,462
Tokyo Electron Ltd.	15,900	682,972
Tokyo Gas Co. Ltd.	156,000	736,752
Tokyu Corp.	68,000	370,327
Tokyu Land Corp.	156,000	1,114,530
TonenGeneral Sekiyu K.K.	14,000	122,266
Toray Industries Inc.	156,000	902,564
Toshiba Corp.	313,000	1,392,483
Toyo Seikan Kaisha Ltd.	62,400	797,949
Toyo Suisan Kaisha Ltd.	4,000	111,243
Toyota Industries Corp.	31,300	1,040,932
Toyota Motor Corp.	234,000	11,192,308
Toyota Tsusho Corp.	31,200	742,906
Ube Industries Ltd.	313,000	651,655

Security	Shares	Value

Unicharm Corp.	15,600	$829,060
Ushio Inc.	31,200	337,778
USS Co. Ltd.	3,120	350,769
West Japan Railway Co.	15,600	617,094
Yahoo! Japan Corp.	1,498	590,106
Yakult Honsha Co. Ltd.	15,600	658,974
Yamada Denki Co. Ltd.	3,120	120,342
Yamaha Motor Co. Ltd.	31,200	396,923
Yamato Holdings Co. Ltd.	15,600	262,735
Yamazaki Baking Co. Ltd.	7,000	78,545
Yokogawa Electric Corp.	78,000	870,940

		181,053,311
MALAYSIA — 0.69%
Alliance Financial Group Bhd	171,600	235,833
Axiata Group Bhd	202,800	411,213
Berjaya Sports Toto Bhd	159,422	223,201
British American Tobacco (Malaysia) Bhd	15,600	288,201
Bumi Armada Bhd[a]	93,600	113,573
CIMB Group Holdings Bhd	358,800	832,619
DiGi.Com Bhd	327,600	518,761
Genting Bhd	171,600	524,686
Genting Malaysia Bhd	156,000	184,268
Hong Leong Bank Bhd	31,200	142,996
Hong Leong Financial Group Bhd	15,600	69,088
IHH Healthcare Bhd[a]	124,800	132,151
IOI Corp. Bhd	156,000	249,540
Kuala Lumpur Kepong Bhd	31,200	217,908
Lafarge Malayan Cement Bhd	78,000	233,473
Malayan Banking Bhd	280,800	802,544
Malaysia Airports Holdings Bhd	93,600	165,992
Maxis Communications Bhd	234,000	479,749
Petronas Chemicals Group Bhd	171,600	328,619
Petronas Dagangan Bhd	31,200	228,753
Petronas Gas Bhd	93,600	559,130
PPB Group Bhd	15,600	62,561
Public Bank Bhd Foreign	171,600	857,171
RHB Capital Bhd	31,200	77,724
Sime Darby Bhd	156,000	466,945
Tenaga Nasional Bhd	234,000	527,197
UMW Holdings Bhd	46,800	182,862
YTL Corp. Bhd	249,653	132,580

		9,249,338

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2013

Security	Shares	Value

MEXICO — 1.34%
Alfa SAB de CV Series A	312,000	$749,589
America Movil SAB de CV Series L	3,432,800	4,314,148
Cemex SAB de CV CPO[a]	1,099,208	1,199,770
Compartamos SAB de CV	114,200	177,580
Fomento Economico Mexicano SAB de CV BD Units	280,800	3,033,735
Grupo Financiero Banorte SAB de CV Series O	211,400	1,458,470
Grupo Financiero Inbursa SAB de CV Series O	78,000	218,702
Grupo Financiero Santander Mexico SAB de CV Series B	62,400	192,786
Grupo Mexico SAB de CV Series B	399,229	1,488,534
Grupo Modelo SAB de CV Series C	124,800	1,062,535
Grupo Televisa SAB de CV CPO	109,200	612,193
Industrias Penoles SAB de CV	5,460	268,337
Kimberly-Clark de Mexico SAB de CV Series A	452,400	1,267,045
Wal-Mart de Mexico SAB de CV Series V	608,400	1,973,507

		18,016,931
NETHERLANDS — 1.67%
AEGON NV	192,351	1,286,686
Akzo Nobel NV	29,640	2,027,357
ASML Holding NV	29,561	2,218,972
D.E Master Blenders 1753 NVa	47,892	590,668
Heineken NV	18,354	1,290,281
ING Groep NV CVA[a]	334,308	3,380,277
Koninklijke Ahold NV	130,270	1,913,283
Koninklijke DSM NV	22,932	1,405,579
Koninklijke KPN NV	99,216	558,366
Koninklijke Philips Electronics NV	97,849	3,056,192
Reed Elsevier NV	13,728	213,270
TNT Express NV	19,868	152,616
Unilever NV CVA	106,704	4,316,229
Ziggo NV	2,861	91,243

		22,501,019
NEW ZEALAND — 0.11%
Auckland International Airport Ltd.	295,792	704,693
Fletcher Building Ltd.	52,262	418,103

Security	Shares	Value

Telecom Corp. of New Zealand Ltd.	169,673	$345,768

		1,468,564
NORWAY — 0.56%
Aker Solutions ASA	20,510	447,706
DNB ASA	60,998	851,272
Gjensidige Forsikring ASA	14,392	225,826
Norsk Hydro ASA	45,396	217,011
Orkla ASA	18,564	163,447
Seadrill Ltd.	25,584	1,010,845
Statoil ASA	87,885	2,335,809
Subsea 7 SA	23,128	558,508
Telenor ASA	40,667	895,135
Yara International ASA	16,086	856,537

		7,562,096
PERU — 0.15%
Compania de Minas Buenaventura SA SP ADR	23,128	684,358
Credicorp Ltd.	7,658	1,200,238
Southern Copper Corp.	3,372	132,823

		2,017,419
PHILIPPINES — 0.21%
Bank of the Philippine Islands	468,008	1,150,321
Jollibee Foods Corp.	214,340	577,930
Metropolitan Bank & Trust Co.	407,163	1,054,811

		2,783,062
POLAND — 0.29%
Bank Handlowy w Warszawie SA	4,212	130,173
Bank Millennium SAa	82,432	121,656
Bank Pekao SA	6,240	306,705
BRE Bank SAa	1,960	204,763
Cyfrowy Polsat SAa	77,906	421,413
Kernel Holding SAa	14,546	327,415
KGHM Polska Miedz SA	11,544	704,223
Polski Koncern Naftowy Orlen SAa	21,216	335,723
Powszechna Kasa Oszczednosci Bank Polski SA	36,750	410,991
Powszechny Zaklad Ubezpieczen SA	2,028	266,881
Synthos SA	116,606	197,698
Tauron Polska Energia SA	203,042	309,492
Telekomunikacja Polska SA	30,576	118,491

		3,855,624

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2013

Security	Shares	Value

PORTUGAL — 0.16%
Banco Espirito Santo SA Registered[a]	339,367	$481,386
Energias de Portugal SA	146,484	472,238
Galp Energia SGPS SA Class B	16,394	266,260
Jeronimo Martins SGPS SA	31,556	670,568
Portugal Telecom SGPS SA Registered	44,870	261,898

		2,152,350
RUSSIA — 1.42%
Gazprom OAO SP ADR	426,068	4,013,561
LUKOIL OAO SP ADR	37,208	2,515,261
Magnit OJSC SP GDR[d]	24,052	1,069,352
Mechel OAO SP ADR	35,880	242,190
MMC Norilsk Nickel OJSC SP ADR	51,078	1,015,941
Mobile TeleSystems OJSC SP ADR	38,844	763,673
NovaTek OAO SP GDR[d]	16,702	1,955,804
Novolipetsk Steel OJSC SP GDR[d]	22,820	483,784
Rosneft Oil Co. OJSC SP GDR[d]	69,888	615,014
RusHydro OJSC SP ADR	83,396	204,237
Sberbank of Russia SP ADR	147,604	2,177,159
Sistema JSFC SP GDR[d]	27,090	595,980
Surgutneftegas OJSC SP ADR	156,325	1,622,654
Tatneft OAO SP ADR	7,208	332,793
TMK OAO SP GDR[d]	43,064	654,573
Uralkali OJSC SP GDR[d]	22,666	864,481

		19,126,457
SINGAPORE — 1.18%
Ascendas REIT	156,000	318,856
CapitaLand Ltd.	176,500	570,367
DBS Group Holdings Ltd.	156,500	1,891,452
Genting Singapore PLC	468,000	586,040
Hutchison Port Holdings Trust	313,000	256,660
Keppel Corp. Ltd.	156,200	1,451,204
Noble Group Ltd.	624,199	615,223
Oversea-Chinese Banking Corp. Ltd.	312,000	2,465,148
SembCorp Marine Ltd.[c]	313,000	1,196,066
Singapore Airlines Ltd.	156,000	1,385,070
Singapore Exchange Ltd.	159,000	1,000,654
Singapore Telecommunications Ltd.	624,000	1,764,421
United Overseas Bank Ltd.[c]	156,000	2,375,666

		15,876,827
SOUTH AFRICA — 1.69%
African Bank Investments Ltd.	334,390	1,154,792

Security	Shares	Value

Anglo American Platinum Ltd.	11,079	$543,213
AngloGold Ashanti Ltd.	36,442	1,015,774
ArcelorMittal South Africa Ltd.[a]	41,220	161,730
Aspen Pharmacare Holdings Ltd.[a]	64,806	1,195,768
FirstRand Ltd.	500,220	1,805,868
Foschini Group Ltd. (The)	14,700	192,711
Gold Fields Ltd.	95,326	1,107,227
Growthpoint Properties Ltd.	578,074	1,630,073
Harmony Gold Mining Co. Ltd.	73,542	484,317
Impala Platinum Holdings Ltd.	56,686	1,030,458
Imperial Holdings Ltd.	11,620	253,521
Kumba Iron Ore Ltd.[c]	17,631	1,188,498
MMI Holdings Ltd.	81,514	212,154
Mr. Price Group Ltd.	15,132	208,860
MTN Group Ltd.	106,236	2,082,348
Naspers Ltd. Class N	26,364	1,708,275
Northam Platinum Ltd.	105,252	434,291
PPC Ltd.	25,438	93,259
Redefine Properties Ltd.	1,267,540	1,360,741
RMB Holdings Ltd.	56,224	270,132
RMI Holdings Ltd.	56,224	144,129
Sappi Ltd.[a]	33,558	117,468
Sasol Ltd.	67,270	2,916,290
Shoprite Holdings Ltd.	20,124	379,585
Standard Bank Group Ltd.	39,468	515,466
Truworths International Ltd.	23,556	267,700
Woolworths Holdings Ltd.	44,716	318,358

		22,793,006
SOUTH KOREA — 3.21%
AmorePacific Corp.	313	314,746
AmorePacific Group	312	118,047
BS Financial Group Inc.	12,870	170,194
Celltrion Inc.[c]	8,496	200,126
Cheil Industries Inc.	2,288	183,431
Cheil Worldwide Inc.	7,800	160,452
CJ CheilJedang Corp.	795	270,859
Daelim Industrial Co. Ltd.	1,716	146,083
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	6,240	170,767
DGB Financial Group Inc.	8,280	111,016
Dongbu Insurance Co. Ltd.	3,120	133,805
Doosan Heavy Industries & Construction Co. Ltd.	2,561	109,479

60	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2013

Security	Shares	Value

E-Mart Co. Ltd.	1,590	$353,358
GS Engineering & Construction Corp.	3,900	199,490
GS Holdings Corp.	3,432	223,773
Hana Financial Group Inc.	10,260	367,463
Hankook Tire Co. Ltd.[a]	3,647	149,708
Honam Petrochemical Corp.	780	180,866
Hyundai Department Store Co. Ltd.	1,248	185,093
Hyundai Engineering & Construction Co. Ltd.	5,460	343,969
Hyundai Glovis Co. Ltd.	1,248	232,655
Hyundai Heavy Industries Co. Ltd.	3,276	646,821
Hyundai Marine & Fire Insurance Co. Ltd.	4,680	143,977
Hyundai Mobis Co. Ltd.	4,992	1,306,536
Hyundai Motor Co.	11,856	2,231,999
Hyundai Steel Co.	4,212	320,660
Hyundai Wia Corp.	1,092	147,415
Industrial Bank of Korea	9,360	105,726
Kangwon Land Inc.	7,800	223,845
KB Financial Group Inc.	31,200	1,114,567
Kia Motors Corp.[c]	18,096	859,162
Korea Aerospace Industries Ltd.	3,120	72,347
Korea Electric Power Corp.[a]	39,000	1,160,411
Korea Exchange Bank[a]	15,600	108,592
Korea Gas Corp.	1,560	95,555
Korea Zinc Co. Ltd.	780	275,060
KT Corp.	21,860	734,739
KT&G Corp.	8,892	619,788
LG Chem Ltd.	3,120	872,457
LG Corp.	7,800	459,150
LG Display Co. Ltd.[a]	39,000	1,049,384
LG Electronics Inc.	8,112	537,112
LG Household & Health Care Ltd.	1,092	608,714
LG Uplus Corp.	17,490	130,742
Lotte Confectionery Co. Ltd.	53	83,959
Lotte Shopping Co. Ltd.	624	213,458
NCsoft Corp.	1,248	158,160
NHN Corp.	3,276	725,042
OCI Co. Ltd.	780	119,981
ORION Corp.	477	445,493
POSCO	5,148	1,685,389
S-Oil Corp.	3,120	280,504
S1 Corp.	4,212	252,583
Samsung C&T Corp.	8,736	508,632

Security	Shares	Value

Samsung Electro-Mechanics Co. Ltd.	4,836	$407,247
Samsung Electronics Co. Ltd.	9,984	13,276,242
Samsung Engineering Co. Ltd.	2,184	311,878
Samsung Fire & Marine Insurance Co. Ltd.	2,184	442,245
Samsung Heavy Industries Co. Ltd.	12,480	438,377
Samsung Life Insurance Co. Ltd.	2,964	285,805
Samsung SDI Co. Ltd.	2,808	367,463
Samsung Securities Co. Ltd.	4,680	242,397
Samsung Techwin Co. Ltd.	2,652	140,281
Shinhan Financial Group Co. Ltd.	23,940	900,285
Shinsegae Co. Ltd.	468	94,552
SK C&C Co. Ltd.[c]	1,716	163,102
SK Holdings Co. Ltd.	1,560	246,408
SK Hynix Inc.[a]	40,560	908,845
SK Innovation Co. Ltd.	4,368	687,937
SK Telecom Co. Ltd.	5,772	887,857
Woongjin Coway Co. Ltd.[a]	6,240	271,049
Woori Finance Holdings Co. Ltd.	24,960	293,398
Yuhan Corp.	936	157,730

		43,146,438
SPAIN — 2.11%
Abertis Infraestructuras SA	32,185	551,341
Acciona SA	6,272	504,176
Actividades de Construcciones y Servicios SA	29,495	707,445
Amadeus IT Holding SA Class A	17,316	434,250
Banco Bilbao Vizcaya Argentaria SA	379,704	3,775,377
Banco de Sabadell SAa	149,924	401,519
Banco Popular Espanol SA	400,608	361,073
Banco Santander SA	749,657	6,287,650
Bankia SAa,c	48,360	33,544
CaixaBank[c]	21,226	83,757
Distribuidora Internacional de Alimentacion SA	62,342	460,687
Ferrovial SA	59,166	948,082
Gas Natural SDG SA	4,886	97,527
Grifols SAa	8,112	275,831
Iberdrola SA	372,663	2,009,246
Industria de Diseno Textil SA	24,492	3,430,927
Red Electrica Corporacion SA	2,496	138,945
Repsol SA	86,591	1,932,921
Telefonica SA	336,700	4,881,148

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2013

Security	Shares	Value

Zardoya Otis SA	71,741	$1,101,381

		28,416,827
SWEDEN — 2.30%
Alfa Laval AB	59,904	1,278,459
Assa Abloy AB Class B	47,488	1,776,201
Atlas Copco AB Class A	32,136	915,632
Electrolux AB Class B	41,184	1,087,349
Getinge AB Class B	41,694	1,285,594
Hennes & Mauritz AB Class B	95,004	3,496,713
Hexagon AB Class B	9,049	242,896
Husqvarna AB Class B	116,298	751,731
Investor AB Class B	94,848	2,692,013
Lundin Petroleum ABa	6,118	157,010
Millicom International Cellular SA SDR	6,764	622,920
Nordea Bank AB	310,954	3,428,113
Sandvik AB	130,884	2,100,117
Scania AB Class B	72,696	1,490,913
Securitas AB Class B	62,343	582,466
Skandinaviska Enskilda Banken AB Class A	41,370	414,474
Skanska AB Class B	68,502	1,163,751
Svenska Handelsbanken AB Class A	28,630	1,169,839
Swedbank AB Class A	28,014	660,386
Tele2 AB Class B	38,444	689,359
Telefonaktiebolaget LM Ericsson Class B	185,796	2,160,724
TeliaSonera AB	220,052	1,586,992
Volvo AB Class B	75,972	1,123,503

		30,877,155
SWITZERLAND — 6.07%
ABB Ltd. Registered[a]	237,588	5,093,594
Actelion Ltd. Registered[a]	4,368	216,361
Adecco SA Registered[a]	3,744	215,059
Aryzta AGa	1,248	70,110
Barry Callebaut AG Registered[a]	156	157,028
Compagnie Financiere Richemont SA Class A Bearer	40,330	3,315,432
Credit Suisse Group AG Registered	86,828	2,565,264
Geberit AG Registered[a]	1,036	242,132
Givaudan SA Registered[a]	156	173,390
Holcim Ltd. Registered[a]	11,076	861,872
Julius Baer Group Ltd.[a]	6,030	246,697
Kuehne & Nagel International AG Registered	13,006	1,527,009

Security	Shares	Value

Lindt & Spruengli AG Participation Certificates	156	$558,550
Nestle SA Registered	286,884	20,133,869
Novartis AG Registered	188,496	12,835,532
Roche Holding AG Genusschein	58,842	13,015,682
SGS SA Registered	312	742,906
Sonova Holding AG Registered[a]	1,560	180,415
Sulzer AG Registered	882	138,718
Swatch Group AG (The) Bearer	2,576	1,412,910
Swiss Life Holding AG Registered[a]	2,730	410,175
Swiss Prime Site AG Registered	6,864	580,104
Swiss Re AGa	33,866	2,519,958
Swisscom AG Registered	1,872	829,601
Syngenta AG Registered	9,049	3,904,835
Transocean Ltd.	25,740	1,460,155
UBS AG Registered[a]	311,790	5,403,675
Zurich Insurance Group AGa	9,673	2,781,320

		81,592,353
TAIWAN — 2.41%
Acer Inc.[a]	156,000	137,632
Advanced Semiconductor Engineering Inc.	877,218	710,057
Advanced Semiconductor Engineering Inc. SP ADR	215,311	859,091
Asia Cement Corp.	160,260	203,809
AU Optronics Corp.[a]	1,404,000	572,984
Cathay Financial Holding Co. Ltd.	325,200	362,355
Chailease Holding Co. Ltd.	156,000	417,388
Chang Hwa Commercial Bank Ltd.	331,040	182,749
China Development Financial Holding Corp.[a]	1,560,000	431,125
China Steel Corp.	1,248,825	1,177,917
Chinatrust Financial Holding Co. Ltd.	697,364	399,148
Chunghwa Telecom Co. Ltd.	520,000	1,655,462
Chunghwa Telecom Co. Ltd. SP ADR	60,740	1,941,858
Compal Electronics Inc.	312,000	226,657
Delta Electronics Inc.	118,000	427,616
E.Sun Financial Holding Co. Ltd.	468,600	268,211
Far EasTone Telecommunications Co. Ltd.	312,000	793,565
First Financial Holding Co. Ltd.	655,680	399,717
Formosa Chemicals & Fibre Corp.	156,000	423,728

62	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2013

Security	Shares	Value

Formosa Petrochemical Corp.	156,000	$449,616
Formosa Plastics Corp.	156,000	423,728
Highwealth Construction Corp.	114,400	237,506
Hon Hai Precision Industry Co. Ltd.	936,200	2,676,080
HTC Corp.	43,000	424,517
Hua Nan Financial Holdings Co. Ltd.	650,400	375,572
Innolux Corp.[a]	780,640	405,833
Macronix International Co. Ltd.	482,698	138,958
MediaTek Inc.	60,000	656,360
Mega Financial Holding Co. Ltd.	631,920	516,853
Nan Ya Plastics Corp.	312,000	634,007
Quanta Computer Inc.	312,000	728,051
Shin Kong Financial Holding Co. Ltd.[a]	624,000	176,043
Siliconware Precision Industries Co. Ltd.	780,000	820,246
SinoPac Financial Holdings Co. Ltd.	624,513	274,962
Synnex Technology International Corp.	156,000	316,475
Taishin Financial Holdings Co. Ltd.	503,461	199,499
Taiwan Business Bank Ltd.[a]	644,320	196,178
Taiwan Cement Corp.	312,000	421,614
Taiwan Cooperative Financial Holding Co. Ltd.	724,955	403,892
Taiwan Mobile Co. Ltd.	312,000	1,109,512
Taiwan Semiconductor Manufacturing Co. Ltd.	1,872,000	6,435,168
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	24,447	433,690
U-Ming Marine Transport Corp.	312,000	504,035
Uni-President Enterprises Co.	330,480	579,780
United Microelectronics Corp.	1,560,000	607,590
Wan Hai Lines Ltd.[a]	312,000	170,125
Yuanta Financial Holding Co. Ltd.	936,000	507,205

		32,414,164
THAILAND — 0.70%
Bangkok Bank PCL NVDR	203,640	1,427,256
Banpu PCL NVDR	15,650	203,628
BEC World PCL NVDR	266,600	648,172
Charoen Pokphand Foods PCL NVDR	758,200	902,619
CP All PCL NVDR	878,800	1,377,730
Glow Energy PCL NVDR	180,600	478,451
Indorama Ventures PCL NVDR	288,688	254,127
Kasikornbank PCL NVDR	289,440	1,926,688

Security	Shares	Value

PTT Exploration & Production PCL NVDR	55,199	$307,278
PTT Global Chemical PCL NVDR	265,801	713,081
PTT PCL NVDR	31,300	357,924
Siam Cement PCL NVDR	15,900	236,740
Siam Commercial Bank PCL NVDR	46,800	280,926
Thai Oil PCL NVDR	103,600	256,221

		9,370,841
TURKEY — 0.50%
Akbank TAS	71,712	362,820
Anadolu Efes Biracilik ve Malt Sanayii AS	39,830	595,491
Arcelik ASc	90,500	591,638
Asya Katilim Bankasi ASa	41,904	53,121
BIM Birlesik Magazalar AS	15,316	742,248
Coca-Cola Icecek AS	26,052	633,861
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	291,172	514,777
Enka Insaat ve Sanayi AS	27,856	83,611
Haci Omer Sabanci Holding AS	22,974	132,560
KOC Holding AS	30,216	157,685
Turk Hava Yollari AOa	92,685	344,585
Turk Telekomunikasyon AS	65,884	276,405
Turkiye Garanti Bankasi AS	140,250	703,203
Turkiye Halk Bankasi AS	24,648	243,804
Turkiye Is Bankasi AS Class C	60,718	224,357
Turkiye Petrol Rafinerileri AS	23,898	658,890
Turkiye Sise ve Cam Fabrikalari AS	32,942	57,491
Turkiye Vakiflar Bankasi TAO Class D	39,002	113,962
Yapi ve Kredi Bankasi ASa	62,814	184,254

		6,674,763
UNITED KINGDOM — 15.37%
3i Group PLC	203,966	851,130
Aggreko PLC	8,424	213,293
AMEC PLC	57,148	979,443
Anglo American PLC	115,836	3,464,597
ARM Holdings PLC	78,312	1,071,498
AstraZeneca PLC	101,244	4,900,591
Aviva PLC	293,909	1,708,741
BAE Systems PLC	46,872	252,368
Barclays PLC	940,254	4,487,083
BG Group PLC	288,912	5,130,220
BHP Billiton PLC	190,498	6,514,678

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2013

Security	Shares	Value

BP PLC	1,501,514	$11,111,331
British American Tobacco PLC	164,598	8,567,376
British Land Co. PLC	66,514	592,655
British Sky Broadcasting Group PLC	41,062	532,207
BT Group PLC	787,584	3,104,205
Bunzl PLC	99,528	1,787,836
Burberry Group PLC	24,052	517,468
Capita PLC	109,872	1,370,926
Carnival PLC	18,354	745,234
Centrica PLC	425,319	2,361,475
Compass Group PLC	224,672	2,721,414
Diageo PLC	244,764	7,283,904
Experian PLC	134,232	2,300,563
Fresnillo PLC	3,346	87,955
G4S PLC	180,992	795,722
GlaxoSmithKline PLC	427,128	9,788,779
Glencore International PLC	219,648	1,370,153
HSBC Holdings PLC	1,446,634	16,437,980
ICAP PLC	118,146	611,020
Imperial Tobacco Group PLC	101,712	3,781,529
InterContinental Hotels Group PLC	47,052	1,384,549
Invensys PLC	101,244	552,179
ITV PLC	117,684	214,196
J Sainsbury PLC	167,328	877,314
Johnson Matthey PLC	33,636	1,207,883
Kingfisher PLC	296,100	1,266,111
Land Securities Group PLC	62,962	801,579
Legal & General Group PLC	776,412	1,875,986
Lloyds Banking Group PLC[a]	2,915,822	2,388,184
London Stock Exchange Group PLC	60,840	1,161,363
Marks & Spencer Group PLC	196,924	1,185,473
Melrose Industries PLC	97,500	360,793
National Grid PLC	372,840	4,087,588
Next PLC	26,052	1,676,122
Old Mutual PLC	490,531	1,457,432
Pearson PLC	20,124	380,953
Petrofac Ltd.	11,158	289,770
Prudential PLC	251,958	3,826,891
Randgold Resources Ltd.	4,524	428,203
Reckitt Benckiser Group PLC	57,456	3,827,752
Reed Elsevier PLC	51,954	565,885
Rexam PLC[a]	206,667	1,535,087
Rio Tinto PLC	118,404	6,682,958

Security	Shares	Value

Rolls-Royce Holdings PLC[a]	81,120	$1,216,666
Royal Bank of Scotland Group PLC[a]	151,282	823,405
Royal Dutch Shell PLC Class A	276,353	9,818,800
Royal Dutch Shell PLC Class B	191,100	6,950,347
SABMiller PLC	74,158	3,703,573
Sage Group PLC (The)	179,760	919,696
Serco Group PLC	94,556	831,272
Shire PLC	49,490	1,657,942
Smith & Nephew PLC	110,334	1,270,859
SSE PLC	86,744	1,951,525
Standard Chartered PLC	177,944	4,732,583
Standard Life PLC	213,318	1,168,836
Tesco PLC	680,176	3,842,284
Tullow Oil PLC	79,872	1,441,084
Unilever PLC	71,916	2,926,872
United Utilities Group PLC	42,294	490,843
Vodafone Group PLC	4,159,116	11,348,391
Weir Group PLC (The)	4,212	132,490
Wm Morrison Supermarkets PLC	195,384	777,526
Wolseley PLC	37,446	1,748,409
WPP PLC	121,380	1,908,061
Xstrata PLC	188,347	3,528,132

		206,667,221

TOTAL COMMON STOCKS
(Cost: $1,233,620,771)		1,309,888,625

PREFERRED STOCKS — 2.29%

BRAZIL — 1.71%
Banco Bradesco SA	171,600	3,157,330
Banco Bradesco SA SP ADR	50,713	932,105
Bradespar SA	15,600	242,250
Centrais Eletricas Brasileiras SA Class B	15,600	99,127
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	15,600	736,397
Companhia de Bebidas das Americas	62,400	2,942,449
Companhia de Bebidas das Americas SP ADR	22,180	1,043,791
Companhia Energetica de Minas Gerais	37,100	402,855
Companhia Paranaense de Energia Class B	26,500	434,295

64	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2013

Security	Shares	Value

Gerdau SA	46,800	$411,018
Itau Unibanco Holding SA	187,200	3,232,616
Itausa — Investimentos Itau SA	202,860	1,027,965
Klabin SA	31,200	214,096
Lojas Americanas SA	31,200	278,717
Metalurgica Gerdau SA	15,600	174,806
Oi SA	47,729	193,152
Petroleo Brasileiro SA	358,800	3,261,162
Telefonica Brasil SA	31,200	788,784
Telefonica Brasil SA SP ADR	15,336	386,161
Vale SA Class A	156,000	3,034,989

		22,994,065
CHILE — 0.03%
Sociedad Quimica y Minera de Chile SA Series B	6,462	368,262

		368,262
GERMANY — 0.51%
Henkel AG & Co. KGaA	26,054	2,299,830
Porsche Automobil Holding SE	16,316	1,419,643
ProSiebenSat.1 Media AG	15,162	518,433
RWE AG NVS	313	11,027
Volkswagen AG	10,234	2,530,359

		6,779,292
SOUTH KOREA — 0.03%
Hyundai Motor Co. Ltd.	1,248	79,309
Hyundai Motor Co. Ltd. Series 2	1,716	117,717
Samsung Electronics Co. Ltd.	312	242,970

		439,996
UNITED KINGDOM — 0.01%
Rexam PLC Class Ba	226,688	161,731

		161,731

TOTAL PREFERRED STOCKS
(Cost: $29,563,494)		30,743,346

RIGHTS — 0.01%

SPAIN — 0.01%
Banco Santander SAa	740,047	159,722

		159,722

TOTAL RIGHTS
(Cost: $150,148)		159,722

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.19%

MONEY MARKET FUNDS — 1.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[f,g,h]	14,589,507	$14,589,507
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[f,g,h]	1,021,086	1,021,086
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[f,g]	447,551	447,551

		16,058,144

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,058,144)		16,058,144

TOTAL INVESTMENTS IN SECURITIES — 100.90%
(Cost: $1,279,392,557)		1,356,849,837
Other Assets, Less Liabilities — (0.90)%		(12,103,195)

NET ASSETS — 100.00%		$1,344,746,642

BDR  —  Brazilian Depositary Receipt

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 91.06%

BRAZIL — 1.77%
Banco Santander (Brasil) SA Units SP ADR	16,760	$124,359

		124,359
CHILE — 2.04%
Banco Santander (Chile) SA SP ADR	2,791	84,288
CorpBanca SA SP ADR[a]	2,735	58,912

		143,200
CHINA — 31.34%
Agile Property Holdings Ltd.	10,000	14,183
Agricultural Bank of China Ltd. Class H	142,000	77,266
Bank of China Ltd. Class H	475,000	233,963
Bank of Communications Co. Ltd. Class H	61,600	52,263
China CITIC Bank Corp. Ltd. Class H	70,200	47,883
China Construction Bank Corp. Class H	466,320	402,254
China Everbright Ltd.[a]	10,000	18,851
China Life Insurance Co. Ltd. Class H	60,000	201,148
China Merchants Bank Co. Ltd. Class H	30,690	73,525
China Minsheng Banking Corp. Ltd. Class Ha	50,300	72,251
China Overseas Land & Investment Ltd.	30,000	93,031
China Pacific Insurance (Group) Co. Ltd. Class H	16,000	62,510
China Resources Land Ltd.	20,000	60,860
China Taiping Insurance Holdings Co. Ltd.[b]	9,600	20,276
Chongqing Rural Commercial Bank Co. Ltd. Class H	20,000	11,888
CITIC Securities Co. Ltd. Class H	5,500	14,680
Country Garden Holdings Co. Ltd.[b]	46,325	24,669
Evergrande Real Estate Group Ltd.	30,000	15,860
Far East Horizon Ltd.	25,000	19,019
Franshion Properties (China) Ltd.	90,000	33,073
Guangzhou R&F Properties Co. Ltd. Class H	10,000	18,155
Industrial and Commercial Bank of China Ltd. Class H	420,400	316,567
Longfor Properties Co. Ltd.	20,500	38,433
PICC Property and Casualty Co. Ltd. Class H	23,000	34,995
Ping An Insurance (Group) Co. of China Ltd. Class H	12,500	112,098
Poly Property Group Co. Ltd.[b]	15,000	11,508
Shimao Property Holdings Ltd.	15,000	33,151
Shui On Land Ltd.	35,000	16,969
Sino-Ocean Land Holdings Ltd.	32,500	25,940

Security	Shares	Value

SOHO China Ltd.[a]	25,000	$22,500
Yuexiu Property Co. Ltd.	50,000	17,858

		2,197,627
COLOMBIA — 1.69%
Bancolombia SA SP ADR	1,700	118,167

		118,167
CZECH REPUBLIC — 0.96%
Komercni Banka AS	335	67,547

		67,547
EGYPT — 0.14%
Commercial International Bank (Egypt) SAE SP ADR	1,832	9,838

		9,838
HUNGARY — 0.70%
OTP Bank PLC	2,300	49,410

		49,410
INDIA — 7.24%
Axis Bank Ltd. SP GDR[c]	3,170	89,806
HDFC Bank Ltd. SP ADR	5,051	203,151
ICICI Bank Ltd. SP ADR	4,695	215,031

		507,988
INDONESIA — 4.74%
PT Bank Central Asia Tbk	125,000	123,845
PT Bank Danamon Indonesia Tbk	48,580	30,425
PT Bank Mandiri (Persero) Tbk	80,025	74,356
PT Bank Negara Indonesia (Persero) Tbk	70,333	28,343
PT Bank Rakyat Indonesia (Persero) Tbk	92,500	75,500

		332,469
MEXICO — 4.15%
Compartamos SAB de CV	20,000	31,100
Grupo Financiero Banorte SAB de CV Series O	20,500	141,432
Grupo Financiero Inbursa SAB de CV Series O	36,500	102,341
Grupo Financiero Santander Mexico SAB de CV Series B	5,200	16,065

		290,938
PERU — 1.99%
Credicorp Ltd.	890	139,490

		139,490

66	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

PHILIPPINES — 4.58%
Ayala Corp.	5,050	$70,503
Ayala Land Inc.	55,000	39,204
Bank of the Philippine Islands	34,265	84,220
BDO Unibank Inc.[b]	22,596	42,709
Metropolitan Bank & Trust Co.	300	777
SM Prime Holdings Inc.	193,650	83,486

		320,899
POLAND — 2.63%
Bank Handlowy w Warszawie SA	525	16,225
Bank Millennium SAb	10,430	15,393
Bank Pekao SA	595	29,245
BRE Bank SAb	331	34,580
Powszechna Kasa Oszczednosci Bank Polski SA	4,405	49,263
Powszechny Zaklad Ubezpieczen SA	300	39,480

		184,186
RUSSIA — 4.42%
LSR Group OJSC SP GDR[c]	16,160	81,042
Sberbank of Russia SP ADR	15,505	228,699

		309,741
SOUTH AFRICA — 9.72%
Absa Group Ltd.	1,975	37,916
African Bank Investments Ltd.	10,100	34,880
Discovery Holdings Ltd.	100	742
FirstRand Ltd.	35,465	128,034
Growthpoint Properties Ltd.	11,690	32,964
Investec Ltd.	4,275	30,910
Liberty Holdings Ltd.	50	646
MMI Holdings Ltd.	6,346	16,516
Nedbank Group Ltd.	545	11,882
Redefine Properties Ltd.	18,740	20,118
Remgro Ltd.	5,850	106,946
RMB Holdings Ltd.	14,185	68,153
RMI Holdings Ltd.	14,185	36,363
Sanlam Ltd.	7,825	39,891
Standard Bank Group Ltd.	8,840	115,453

		681,414
SOUTH KOREA — 2.47%
Shinhan Financial Group Co. Ltd. SP ADR[b]	3,774	141,487
Woori Finance Holdings Co. Ltd. SP ADR[b]	896	31,692

		173,179

Security	Shares	Value

THAILAND — 6.02%
Bangkok Bank PCL NVDR	13,000	$91,113
Bank of Ayudhya PCL NVDR	39,000	43,486
Kasikornbank PCL NVDR	18,500	123,147
Krung Thai Bank PCL NVDR	58,075	44,598
Siam Commercial Bank PCL NVDR	20,000	120,054

		422,398
TURKEY — 4.46%
Akbank TAS	10,471	52,977
Asya Katilim Bankasi ASb	24,675	31,280
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	500	884
Haci Omer Sabanci Holding AS	3,765	21,724
Turkiye Garanti Bankasi AS	14,395	72,176
Turkiye Halk Bankasi AS	4,116	40,713
Turkiye Is Bankasi AS Class C	12,526	46,285
Turkiye Vakiflar Bankasi TAO Class D	1,200	3,506
Yapi ve Kredi Bankasi ASb	14,615	42,870

		312,415

TOTAL COMMON STOCKS
(Cost: $6,482,499)		6,385,265

PREFERRED STOCKS — 8.74%

BRAZIL — 8.74%
Banco Bradesco SA SP ADR	17,835	327,807
Itau Unibanco Holding SA SP ADR	16,545	285,071

		612,878

TOTAL PREFERRED STOCKS
(Cost: $719,297)		612,878

SHORT-TERM INVESTMENTS — 1.08%

MONEY MARKET FUNDS — 1.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	68,861	68,861
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	4,819	4,819

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	2,218	$2,218

		75,898

TOTAL SHORT-TERM INVESTMENTS
(Cost: $75,898)		75,898

TOTAL INVESTMENTS IN SECURITIES — 100.88%
(Cost: $7,277,694)		7,074,041
Other Assets, Less Liabilities — (0.88)%		(62,005)

NET ASSETS — 100.00%		$7,012,036

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

68	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 89.13%

BRAZIL — 8.32%
Companhia Siderurgica Nacional SA SP ADR	15,946	$86,587
Fibria Celulose SA SP ADR[a]	10,003	123,437
Vale SA SP ADR	20,400	411,468

		621,492
CHILE — 4.06%
Sociedad Quimica y Minera de Chile SA Series B SP ADR[b]	5,334	303,185

		303,185
CHINA — 12.22%
Aluminum Corp. of China Ltd. Class Ha,b	70,000	33,757
Angang Steel Co. Ltd. Class Ha,b	28,000	20,723
Anhui Conch Cement Co. Ltd. Class H	31,500	123,677
BBMG Corp. Class H	63,000	58,812
China BlueChemical Ltd. Class H	140,000	100,548
China National Building Material Co. Ltd. Class H	56,000	89,392
China Resources Cement Holdings Ltd.	84,000	53,830
China Shanshui Cement Group Ltd.	42,000	30,868
Fosun International Ltd.	38,500	26,807
Huabao International Holdings Ltd.[b]	91,000	49,516
Jiangxi Copper Co. Ltd. Class H	21,000	56,998
Lee & Man Paper Manufacturing Ltd.	63,000	42,485
Nine Dragons Paper (Holdings) Ltd.	21,000	18,413
Shougang Fushan Resources Group Ltd.	42,000	18,034
Sinopec Shanghai Petrochemical Co. Ltd. Class H	196,000	72,785
Yingde Gases Group Co. Ltd.	59,500	66,746
Zhaojin Mining Industry Co. Ltd. Class H	14,000	21,084
Zijin Mining Group Co. Ltd. Class H	75,000	28,915

		913,390
INDIA — 3.86%
Sterlite Industries (India) Ltd. SP ADR	17,808	151,190
Tata Steel Ltd. SP GDR[c]	18,043	137,397

		288,587
INDONESIA — 3.67%
PT Indocement Tunggal Prakarsa Tbk	59,500	132,867
PT Semen Gresik (Persero) Tbk	87,500	141,491

		274,358

Security	Shares	Value

MEXICO — 12.89%
Cemex SAB de CV CPO[a]	252,062	$275,122
Grupo Mexico SAB de CV Series B	74,399	277,398
Industrias Penoles SAB de CV	2,660	130,728
Mexichem SAB de CV	44,147	249,858
Minera Frisco SAB de CV Series A1[a]	7,000	30,055

		963,161
PERU — 4.01%
Compania de Minas Buenaventura SA SP ADR	3,759	111,229
Southern Copper Corp.	4,783	188,402

		299,631
POLAND — 3.42%
Jastrzebska Spolka Weglowa SA	686	20,824
KGHM Polska Miedz SA	2,583	157,572
Synthos SA	45,578	77,275

		255,671
RUSSIA — 6.21%
Mechel OAO SP ADR	3,265	22,039
MMC Norilsk Nickel OJSC SP ADR	9,142	181,834
Novolipetsk Steel OJSC SP GDR[c]	2,058	43,630
Severstal OAO SP GDR[c]	4,298	53,510
Uralkali OJSC SP GDR[c]	4,278	163,163

		464,176
SOUTH AFRICA — 12.70%
African Rainbow Minerals Ltd.	2,331	52,579
Anglo American Platinum Ltd.	1,190	58,347
AngloGold Ashanti Ltd.	6,790	189,263
ArcelorMittal South Africa Ltd.[a]	3,850	15,106
Assore Ltd.	200	9,963
Gold Fields Ltd.	11,690	135,781
Harmony Gold Mining Co. Ltd.	6,594	43,425
Impala Platinum Holdings Ltd.	9,268	168,477
Kumba Iron Ore Ltd.[b]	1,358	91,542
Northam Platinum Ltd.	3,892	16,059
PPC Ltd.	27,482	100,752
Sappi Ltd.[a]	19,334	67,678

		948,972
SOUTH KOREA — 7.80%
POSCO SP ADR	7,157	583,009

		583,009

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

TAIWAN — 2.50%
China Steel Corp. SP GDR	9,956	$187,173

		187,173
THAILAND — 6.83%
Indorama Ventures PCL NVDR	40,600	35,740
PTT Global Chemical PCL NVDR	79,862	214,251
Siam Cement PCL NVDR	17,500	260,563

		510,554
TURKEY — 0.64%
Eregli Demir ve Celik Fabrikalari TAS	33,723	47,926

		47,926

TOTAL COMMON STOCKS
(Cost: $8,014,783)		6,661,285

PREFERRED STOCKS — 10.75%

BRAZIL — 10.75%
Braskem SA Class A SP ADR	4,866	73,963
Gerdau SA SP ADR	14,519	128,203
Vale SA Class A SP ADR	31,234	601,254

		803,420

TOTAL PREFERRED STOCKS
(Cost: $1,136,691)		803,420

SHORT-TERM INVESTMENTS — 3.88%

MONEY MARKET FUNDS — 3.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	265,120	265,120
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	18,555	18,555
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	5,848	5,848

		289,523

TOTAL SHORT-TERM INVESTMENTS
(Cost: $289,523)		289,523

Value
TOTAL INVESTMENTS IN SECURITIES — 103.76% (Cost: $9,440,997)	$7,754,228
Other Assets, Less Liabilities — (3.76)%	(280,679)

NET ASSETS — 100.00%	$7,473,549

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

70	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.80%

AUSTRIA — 0.98%
Erste Group Bank AGa	6,192	$208,318
IMMOEAST AG Escrow[a,b]	740	—
IMMOFINANZ AGa	26,402	115,685
IMMOFINANZ AG Escrow[a,b]	328	—
Raiffeisen International Bank Holding AGc	1,419	63,669
Vienna Insurance Group AG	1,118	59,163

		446,835
BELGIUM — 1.48%
Ageas	6,622	218,470
Groupe Bruxelles Lambert SA	2,279	190,251
KBC Groep NV	6,751	266,071

		674,792
DENMARK — 0.91%
Danske Bank A/Sa	18,705	358,674
TrygVesta A/S	688	54,135

		412,809
FINLAND — 1.09%
Pohjola Bank PLC Class A	3,870	66,242
Sampo OYJ Class A	11,911	427,643

		493,885
FRANCE — 11.63%
AXA SA	50,181	929,098
BNP Paribas SA	28,552	1,790,936
CNP Assurances SA	4,601	76,100
Credit Agricole SAa	28,595	282,572
Eurazeo	860	45,387
Fonciere des Regions	731	61,729
Gecina SA	602	68,232
Icade	688	60,703
Klepierre	2,838	111,909
Natixis	26,703	105,876
SCOR SE	4,644	133,640
Societe Generale[a]	19,995	903,123
Unibail-Rodamco SE	2,623	619,698
Wendel	946	102,625

		5,291,628
GERMANY — 10.76%
Allianz SE Registered	12,943	1,850,875
Commerzbank AGa	107,973	236,552

Security	Shares	Value

Deutsche Bank AG Registered	26,402	$1,369,372
Deutsche Boerse AG	5,461	359,185
Hannover Rueckversicherung AG Registered	1,720	138,823
Muenchener Rueckversicherungs-Gesellschaft AG Registered	5,117	940,115

		4,894,922
ITALY — 5.43%
Assicurazioni Generali SpA	33,110	634,153
Banca Monte dei Paschi di Siena SpA[a]	188,942	63,245
Banco Popolare Scrl[a]	50,697	105,633
Exor SpA	1,892	55,961
Intesa Sanpaolo SpA	285,649	582,385
Intesa Sanpaolo SpA RNC	27,864	47,316
Mediobanca SpA	15,007	110,306
UniCredit SpA[a]	115,283	744,243
Unione di Banche Italiane SpA	24,338	127,058

		2,470,300
NETHERLANDS — 3.52%
AEGON NV	49,493	331,072
Corio NV	1,892	91,851
Delta Lloyd NV	3,913	76,964
ING Groep NV CVA[a]	108,919	1,101,309

		1,601,196
NORWAY — 1.06%
DNB ASA	27,821	388,263
Gjensidige Forsikring ASA	5,805	91,087

		479,350
PORTUGAL — 0.18%
Banco Espirito Santo SA Registered[a]	58,007	82,282

		82,282
SPAIN — 9.85%
Banco Bilbao Vizcaya Argentaria SA	155,015	1,541,306
Banco de Sabadell SAa	79,421	212,701
Banco Popular Espanol SA	153,252	138,128
Banco Santander SA	287,327	2,409,918
Bankia SAa	28,681	19,894
CaixaBank[c]	23,091	91,116
Mapfre SA	21,887	67,470

		4,480,533

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

SWEDEN — 6.51%
Industrivarden AB Class C	3,483	$61,087
Investment AB Kinnevik Class B	5,762	132,751
Investor AB Class B	12,986	368,574
Nordea Bank AB	74,906	825,801
Ratos AB Class B	5,332	51,367
Skandinaviska Enskilda Banken AB Class A	40,205	402,802
Svenska Handelsbanken AB Class A	14,147	578,055
Swedbank AB Class A	22,876	539,265

		2,959,702
SWITZERLAND — 12.45%
Baloise Holding AG Registered	1,333	120,636
Banque Cantonale Vaudoise Registered	86	45,928
Credit Suisse Group AG Registered	35,647	1,053,162
Julius Baer Group Ltd.[a]	6,192	253,325
Pargesa Holding SA Bearer	774	57,423
Partners Group Holding AG	516	121,108
Swiss Life Holding AG Registered[a]	860	129,213
Swiss Prime Site AG Registered[a]	1,505	127,194
Swiss Re AGa	10,019	745,510
UBS AG Registered[a]	103,587	1,795,280
Zurich Insurance Group AGa	4,214	1,211,670

		5,660,449
UNITED KINGDOM — 33.95%
3i Group PLC	27,133	113,223
Aberdeen Asset Management PLC	24,209	154,450
Admiral Group PLC	5,891	114,227
Aviva PLC	82,775	481,241
Barclays PLC	330,627	1,577,819
British Land Co. PLC	24,166	215,324
Capital Shopping Centres Group PLC	16,297	92,035
Hammerson PLC	20,167	155,296
Hargreaves Lansdown PLC	6,794	74,431
HSBC Holdings PLC	521,203	5,922,386
ICAP PLC	15,953	82,505
Investec PLC	15,523	113,678
Land Securities Group PLC	22,059	280,837
Legal & General Group PLC	168,689	407,591
Lloyds Banking Group PLC[a]	1,200,861	983,557
London Stock Exchange Group PLC	5,074	96,857
Old Mutual PLC	138,374	411,127

Security	Shares	Value

Prudential PLC	72,713	$1,104,409
Resolution Ltd.	40,033	166,609
Royal Bank of Scotland Group PLC[a]	60,243	327,893
RSA Insurance Group PLC	100,749	210,368
Schroders PLC	3,139	96,300
SEGRO PLC	21,371	84,097
Standard Chartered PLC	68,069	1,810,357
Standard Life PLC	66,994	367,081

		15,443,698

TOTAL COMMON STOCKS
(Cost: $39,155,935)		45,392,381

RIGHTS — 0.12%

SPAIN — 0.12%
Banco Santander SAa	245,412	52,966

		52,966

TOTAL RIGHTS
(Cost: $49,792)		52,966

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	7,198	7,198
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	504	504
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	3,381	3,381

		11,083

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,083)		11,083

72	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

January 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $39,216,810)	45,456,430
Other Assets, Less Liabilities — 0.06%	28,537

NET ASSETS — 100.00%	$45,484,967

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited)

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.85%

HONG KONG — 28.23%
AIA Group Ltd.	38,400	$152,748
Bank of East Asia Ltd. (The)	4,800	19,743
BOC Hong Kong (Holdings) Ltd.	14,000	48,288
Cheung Kong (Holdings) Ltd.	4,000	65,605
First Pacific Co. Ltd.	8,000	10,295
Hang Lung Properties Ltd.	8,000	30,172
Hang Seng Bank Ltd.	3,000	49,127
Henderson Land Development Co. Ltd.[a]	4,000	28,780
Hong Kong Exchanges and Clearing Ltd.	1,800	34,141
Hysan Development Co. Ltd.	2,000	10,070
Kerry Properties Ltd.	3,000	16,208
Link REIT (The)	8,000	41,571
New World Development Co. Ltd.	14,000	25,742
Sino Land Co. Ltd.	12,800	23,931
Sun Hung Kai Properties Ltd.	6,000	98,485
Swire Pacific Ltd. Class A	2,000	25,672
Swire Properties Ltd.	4,800	17,577
Wharf (Holdings) Ltd. (The)	4,600	40,629
Wheelock and Co. Ltd.	4,000	22,539
Wing Hang Bank Ltd.	1,000	10,483

		771,806
JAPAN — 58.52%
Acom Co. Ltd.[b]	140	3,663
AEON Credit Service Co. Ltd.	200	4,151
AEON Mall Co. Ltd.	200	4,832
Aozora Bank Ltd.	2,000	5,632
Bank of Kyoto Ltd. (The)	2,000	16,590
Bank of Yokohama Ltd. (The)	4,000	19,154
Chiba Bank Ltd. (The)	2,000	12,492
Credit Saison Co. Ltd.	600	12,709
Dai-ichi Life Insurance Co. Ltd. (The)	30	43,097
Daito Trust Construction Co. Ltd.	200	19,768
Daiwa House Industry Co. Ltd.	2,000	36,796
Daiwa Securities Group Inc.	6,000	34,911
Fukuoka Financial Group Inc.	2,000	8,437
Gunma Bank Ltd. (The)	2,000	9,687
Hachijuni Bank Ltd. (The)	2,000	10,037
Hiroshima Bank Ltd. (The)	2,000	8,525
Hulic Co. Ltd.	800	5,076
Japan Prime Realty Investment Corp.	4	11,396

Security	Shares	Value

Japan Real Estate Investment Corp.	2	$20,250
Japan Retail Fund Investment Corp.	8	15,183
Joyo Bank Ltd. (The)	2,000	9,402
Mitsubishi Estate Co. Ltd.	4,000	97,041
Mitsubishi UFJ Financial Group Inc.	44,800	255,762
Mitsubishi UFJ Lease & Finance Co. Ltd.	220	10,016
Mitsui Fudosan Co. Ltd.	2,000	45,781
Mizuho Financial Group Inc.	80,800	162,025
MS&AD Insurance Group Holdings Inc.	1,680	35,327
Nippon Building Fund Inc.	2	20,666
Nishi-Nippon City Bank Ltd. (The)	2,000	5,194
NKSJ Holdings Inc.	1,400	29,470
Nomura Holdings Inc.	12,600	72,623
Nomura Real Estate Holdings Inc.	400	7,307
Nomura Real Estate Office Fund Inc.	2	11,812
NTT Urban Development Corp.	6	6,009
ORIX Corp.	360	38,540
Resona Holdings Inc.	7,000	31,219
SBI Holdings Inc.	820	6,802
Seven Bank Ltd.	2,600	6,296
Shinsei Bank Ltd.	6,000	12,295
Shizuoka Bank Ltd. (The)	2,000	18,891
Sony Financial Holdings Inc.	600	10,151
Sumitomo Mitsui Financial Group Inc.	4,800	193,031
Sumitomo Mitsui Trust Holdings Inc.	10,940	40,519
Sumitomo Realty & Development Co. Ltd.	2,000	61,034
T&D Holdings Inc.	2,000	24,742
Tokio Marine Holdings Inc.	2,400	71,085
Tokyu Land Corp.	2,000	14,289

		1,599,715
SINGAPORE — 13.10%
Ascendas REIT	6,000	12,264
CapitaCommercial Trust	6,000	8,071
CapitaLand Ltd.	8,000	25,852
CapitaMall Trust Management Ltd.	8,000	13,702
CapitaMalls Asia Ltd.	4,000	6,980
City Developments Ltd.	2,000	18,888
DBS Group Holdings Ltd.	6,000	72,516
Global Logistic Properties Ltd.	8,000	17,838
Keppel Land Ltd.[a]	2,000	6,883
Oversea-Chinese Banking Corp. Ltd.	10,000	79,011
Singapore Exchange Ltd.	4,000	25,174
United Overseas Bank Ltd.	4,000	60,914

74	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

UOL Group Ltd.	2,000	$10,099

		358,192

TOTAL COMMON STOCKS
(Cost: $2,511,801)		2,729,713

SHORT-TERM INVESTMENTS — 0.34%

MONEY MARKET FUNDS — 0.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	7,860	7,860
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	550	550
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	843	843

		9,253

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,253)		9,253

TOTAL INVESTMENTS IN SECURITIES — 100.19%
(Cost: $2,521,054)		2,738,966
Other Assets, Less Liabilities — (0.19)%		(5,115)

NET ASSETS — 100.00%		$2,733,851

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.48%

AUSTRALIA — 4.17%
AGL Energy Ltd.	15,836	$254,373
ALS Ltd.	9,250	108,542
Alumina Ltd.	68,820	79,320
Amcor Ltd.	34,262	300,191
AMP Ltd.	73,548	408,120
APA Group	17,612	105,996
Asciano Ltd.	25,483	128,382
ASX Ltd.	5,032	183,702
Aurizon Holdings Ltd.	44,400	183,856
Australia and New Zealand Banking Group Ltd.	72,224	2,002,357
Bendigo and Adelaide Bank Ltd.	11,619	111,739
BGP Holdings PLC[a,b]	38,252	1
BHP Billiton Ltd.	86,210	3,370,251
Boral Ltd.	23,236	119,000
Brambles Ltd.	41,958	354,928
Caltex Australia Ltd.	3,922	79,444
CFS Retail Property Trust Group	69,042	144,028
Coca-Cola Amatil Ltd.	16,576	239,288
Cochlear Ltd.	1,554	130,855
Commonwealth Bank of Australia	42,476	2,855,430
Computershare Ltd.	12,728	138,999
Crown Ltd.	12,654	152,973
CSL Ltd.	13,616	780,267
Dexus Property Group	106,560	116,149
Echo Entertainment Group Ltd.	22,126	83,083
Federation Centres	26,640	64,743
Flight Centre Ltd.	740	23,434
Fortescue Metals Group Ltd.	35,520	173,390
Goodman Group	42,698	200,413
GPT Group	42,920	169,670
Harvey Norman Holdings Ltd.	18,722	38,275
Iluka Resources Ltd.	11,322	114,787
Incitec Pivot Ltd.	47,730	160,805
Insurance Australia Group Ltd.	54,686	286,342
James Hardie Industries SE	13,764	146,437
Leighton Holdings Ltd.	4,432	95,599
Lend Lease Group	13,320	143,936
Macquarie Group Ltd.	8,436	338,768
Metcash Ltd.	21,756	86,459

Security	Shares	Value

Mirvac Group	92,062	$152,680
National Australia Bank Ltd.	60,236	1,719,005
Newcrest Mining Ltd.	20,350	496,690
Orica Ltd.	10,360	276,958
Origin Energy Ltd.	29,674	389,679
OZ Minerals Ltd.	6,892	49,890
Qantas Airways Ltd.[a]	32,782	52,316
QBE Insurance Group Ltd.	30,414	378,142
Ramsay Health Care Ltd.	3,922	120,843
Rio Tinto Ltd.	11,586	801,946
Santos Ltd.	26,048	324,946
Sims Metal Management Ltd.	3,552	34,826
Sonic Healthcare Ltd.	11,177	159,367
SP AusNet	62,308	74,739
Stockland Corp. Ltd.	60,764	218,661
Suncorp Group Ltd.	36,260	400,902
Sydney Airport	13,320	44,042
Tabcorp Holdings Ltd.	24,124	76,746
Tatts Group Ltd.	42,180	143,426
Telstra Corp. Ltd.	112,630	540,402
Toll Holdings Ltd.	15,910	87,455
Transurban Group	30,636	194,925
Treasury Wine Estates Ltd.	13,320	65,994
Wesfarmers Ltd.	26,714	1,047,688
Westfield Group	57,128	666,186
Westfield Retail Trust	67,784	226,954
Westpac Banking Corp.	82,214	2,404,522
Whitehaven Coal Ltd.	12,062	41,266
Woodside Petroleum Ltd.	17,464	646,115
Woolworths Ltd.	32,634	1,063,375
WorleyParsons Ltd.	5,550	146,055

		27,521,073
AUSTRIA — 0.14%
Andritz AG	1,702	112,038
Erste Group Bank AGa	6,080	204,550
IMMOEAST AG Escrow[a,b]	5,270	—
IMMOFINANZ AG	21,847	95,727
OMV AG	3,996	164,678
Raiffeisen International Bank Holding AGc	1,406	63,085
Telekom Austria AG	6,734	49,844
Verbund AG	2,146	45,719
Vienna Insurance Group AG	1,480	78,319

76	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2013

Security	Shares	Value

Voestalpine AG	3,108	$113,781

		927,741
BELGIUM — 0.53%
Ageas	6,403	211,245
Anheuser-Busch InBev NV	21,534	1,867,812
Belgacom SA	3,777	115,253
Colruyt SA	2,220	107,594
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	2,664	126,256
Groupe Bruxelles Lambert SA	2,220	185,326
KBC Groep NV	5,994	236,236
Solvay SA	1,628	255,900
Telenet Group Holding NV	1,480	70,012
UCB SA	2,913	168,109
Umicore SA	2,913	151,640

		3,495,383
CANADA — 5.14%
Agnico-Eagle Mines Ltd.	4,588	209,591
Agrium Inc.	4,144	469,433
Alimentation Couche-Tard Inc. Class B	3,626	176,644
ARC Resources Ltd.	7,918	186,049
Athabasca Oil Corp.[a]	9,028	95,717
Bank of Montreal	17,242	1,087,324
Bank of Nova Scotia	30,488	1,790,180
Barrick Gold Corp.	26,566	844,708
Baytex Energy Corp.	3,182	146,094
BCE Inc.	6,364	282,313
Bell Aliant Inc.	2,072	53,872
Bombardier Inc. Class B	41,292	161,638
Bonavista Energy Corp.	3,848	51,931
Brookfield Asset Management Inc. Class A	14,504	534,507
Brookfield Office Properties Inc.	7,030	115,636
CAE Inc.	9,546	102,929
Cameco Corp.	10,730	230,961
Canadian Imperial Bank of Commerce	10,730	893,764
Canadian National Railway Co.	11,766	1,127,656
Canadian Natural Resources Ltd.	29,600	892,578
Canadian Oil Sands Ltd.	12,506	262,803
Canadian Pacific Railway Ltd.	4,514	520,386
Canadian Tire Corp. Ltd. Class A NVS	2,146	149,147
Canadian Utilities Ltd. Class A	1,776	135,576
Catamaran Corp.[a]	5,254	272,208
Cenovus Energy Inc.	20,350	674,564

Security	Shares	Value

Centerra Gold Inc.	4,440	$40,273
CGI Group Inc. Class Aa	5,994	160,584
CI Financial Corp.	4,218	112,835
Crescent Point Energy Corp.	9,028	348,701
Dollarama Inc.	1,776	107,892
Eldorado Gold Corp.	18,056	201,556
Enbridge Inc.	20,350	893,375
Encana Corp.	20,128	388,515
Enerplus Corp.	5,846	78,368
Finning International Inc.	3,922	100,283
First Quantum Minerals Ltd.	12,580	253,275
Fortis Inc.	5,476	189,907
Franco-Nevada Corp.	3,996	213,272
George Weston Ltd.	1,332	95,828
Gildan Activewear Inc.	3,108	114,226
Goldcorp Inc.	21,756	765,168
Great-West Lifeco Inc.	7,400	191,881
H&R Real Estate Investment Trust	2,072	49,059
Husky Energy Inc.	8,658	269,574
IAMGOLD Corp.	10,730	87,980
IGM Financial Inc.	3,108	135,354
Imperial Oil Ltd.	7,992	350,453
Industrial Alliance Insurance and Financial Services Inc.	2,146	74,874
Inmet Mining Corp.	1,480	106,683
Intact Financial Corp.	3,330	218,899
Kinross Gold Corp.	31,154	255,133
Loblaw Companies Ltd.	3,108	124,650
Magna International Inc. Class A	5,994	312,827
Manulife Financial Corp.	48,697	702,044
MEG Energy Corp.[a]	3,774	128,804
Metro Inc. Class A	2,516	155,970
National Bank of Canada	4,366	346,710
New Gold Inc.[a]	11,470	111,272
Nexen Inc.	14,060	375,553
Onex Corp.	3,182	138,449
Open Text Corp.[a]	1,702	99,136
Osisko Mining Corp.[a]	9,990	69,110
Pacific Rubiales Energy Corp.	7,770	181,016
Pan American Silver Corp.	3,626	63,238
Pembina Pipeline Corp.	7,400	214,403
Pengrowth Energy Corp.	12,802	58,316
Penn West Petroleum Ltd.	11,840	119,603

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2013

Security	Shares	Value

Potash Corp. of Saskatchewan Inc.	23,023	$976,608
Power Corp. of Canada	8,954	235,134
Power Financial Corp.	5,994	171,566
Research In Motion Ltd.[a,c]	12,654	163,678
RioCan Real Estate Investment Trust	2,664	71,691
Ritchie Bros. Auctioneers Inc.[c]	2,590	56,423
Rogers Communications Inc. Class B	10,582	491,040
Royal Bank of Canada	38,406	2,388,527
Saputo Inc.	3,774	187,406
Shaw Communications Inc. Class B	10,212	238,622
Shoppers Drug Mart Corp.	5,772	239,236
Silver Wheaton Corp.	9,620	334,295
Sino-Forest Corp. Class Aa,b,c	8,036	—
SNC-Lavalin Group Inc.	3,922	174,926
Sun Life Financial Inc.	15,466	450,579
Suncor Energy Inc.	41,514	1,408,945
Talisman Energy Inc.	28,934	360,933
Teck Resources Ltd. Class B	15,614	568,222
TELUS Corp. NVS	4,218	283,438
Thomson Reuters Corp.	10,138	310,072
Tim Hortons Inc.	3,922	196,365
Toronto-Dominion Bank (The)	24,272	2,023,942
Tourmaline Oil Corp.[a]	3,343	113,291
TransAlta Corp.	6,586	105,761
TransCanada Corp.	18,944	895,376
Turquoise Hill Resources Ltd.[a]	10,525	80,925
Valeant Pharmaceuticals International Inc.[a]	7,770	514,499
Vermilion Energy Inc.	2,516	128,867
Yamana Gold Inc.	20,498	334,502

		33,978,127
DENMARK — 0.57%
A.P. Moeller-Maersk A/S Class B	40	319,322
Carlsberg A/S Class B	2,886	308,728
Coloplast A/S Class B	3,330	175,689
Danske Bank A/Sa	17,760	340,553
DSV A/S	5,920	151,860
Novo Nordisk A/S Class B	10,952	2,014,404
Novozymes A/S Class B	7,030	230,724
TDC A/S	13,394	102,465
TrygVesta A/S	888	69,872
William Demant Holding A/Sa	743	65,140

		3,778,757

Security	Shares	Value

FINLAND — 0.38%
Elisa OYJ	4,070	$96,791
Fortum OYJ	12,210	228,885
Kesko OYJ Class B	1,776	58,244
Kone OYJ Class B	4,218	347,825
Metso OYJ	3,552	158,964
Neste Oil OYJ	3,552	56,652
Nokia OYJ[c]	99,900	390,811
Nokian Renkaat OYJ	2,960	127,327
Orion OYJ Class B	2,516	70,285
Pohjola Bank PLC Class A	2,146	36,733
Sampo OYJ Class A	11,470	411,810
Stora Enso OYJ Class R	13,986	99,764
UPM-Kymmene OYJ	14,430	176,188
Wartsila OYJ Abp	4,662	221,803

		2,482,082
FRANCE — 4.47%
Accor SA	4,218	164,608
Aeroports de Paris	1,036	85,445
ALSTOM	5,032	223,287
ArcelorMittal	25,012	428,295
Arkema SA	1,776	202,502
Atos SA	1,480	108,242
AXA SA	46,916	868,646
BNP Paribas SA	26,640	1,671,005
Bouygues SA	5,402	153,326
Bureau Veritas SA	1,332	159,489
Cap Gemini SA	3,996	192,585
Carrefour SA	15,910	453,089
Casino Guichard-Perrachon SA	1,406	137,699
Christian Dior SA	1,332	232,697
CNP Assurances SA	4,736	78,333
Compagnie de Saint-Gobain	10,364	427,248
Compagnie Generale de Geophysique-Veritas[a]	4,292	124,646
Compagnie Generale des Etablissements Michelin Class B	4,970	462,322
Credit Agricole SAa	26,862	265,447
Danone SA	15,318	1,061,256
Dassault Systemes SA	1,776	197,391
Edenred SA	4,662	149,409
Electricite de France SA	6,512	125,033

78	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2013

Security	Shares	Value

Essilor International SA	5,402	$550,610
Eurazeo	749	39,529
European Aeronautic Defence and Space Co. NV	10,952	514,446
Eutelsat Communications SA	3,922	134,743
Fonciere des Regions	888	74,986
France Telecom SA	50,024	567,801
GDF Suez	33,819	693,638
Gecina SA	592	67,099
Gemalto NV	2,146	191,033
Groupe Eurotunnel SA Registered	14,709	125,087
Icade	962	84,878
Iliad SA	666	123,400
Klepierre	3,257	128,431
L’Air Liquide SA	8,436	1,077,999
L’Oreal SA	6,438	956,040
Lafarge SA	5,254	321,144
Lagardere SCA	3,404	123,046
Legrand SA	5,846	265,239
LVMH Moet Hennessy Louis Vuitton SA	6,808	1,283,137
Natixis	26,959	106,891
Pernod Ricard SA	5,701	713,493
PPR SA	2,072	445,505
PSA Peugeot Citroen SAa,c	6,700	52,239
Publicis Groupe SA	4,292	281,132
Remy Cointreau SA	518	66,087
Renault SA	5,180	312,296
Safran SA	5,994	275,127
Sanofi	31,820	3,103,809
Schneider Electric SA	13,986	1,065,035
SCOR SE	5,200	149,640
SES SA Class A FDR	7,622	233,253
Societe BIC SA	740	99,604
Societe Generale[a]	18,944	855,652
Sodexo	2,738	243,732
STMicroelectronics NV	17,316	149,020
Suez Environnement SA	8,584	113,618
Technip SA	2,738	296,804
Thales SA	2,738	98,545
Total SA	56,610	3,068,316
Unibail-Rodamco SE	2,664	629,384
Vallourec SA	2,812	152,852
Veolia Environnement	9,842	126,862

Security	Shares	Value

Vinci SA	12,210	$621,934
Vivendi SA	34,258	734,263
Wendel	888	96,333
Zodiac Aerospace	962	105,223

		29,490,935
GERMANY — 3.80%
Adidas AG	5,550	515,673
Allianz SE Registered	12,284	1,756,637
BASF SE	24,642	2,497,305
Bayer AG Registered	22,200	2,190,158
Bayerische Motoren Werke AG	9,102	916,127
Beiersdorf AG	2,886	253,263
Brenntag AG	1,332	189,756
Celesio AG	2,516	45,696
Commerzbank AGa	98,716	216,271
Continental AG	2,886	338,664
Daimler AG Registered	24,272	1,412,594
Deutsche Bank AG Registered	25,086	1,301,116
Deutsche Boerse AG	5,328	350,437
Deutsche Lufthansa AG Registered	7,178	142,497
Deutsche Post AG Registered	23,236	545,493
Deutsche Telekom AG Registered	75,998	934,007
E.ON SE	48,322	839,909
Fraport AG	1,110	67,275
Fresenius Medical Care AG & Co. KGaA	5,624	396,434
Fresenius SE & Co. KGaA	3,256	396,225
GEA Group AG	5,254	190,418
Hannover Rueckversicherung AG Registered	1,628	131,398
HeidelbergCement AG	3,626	228,328
Henkel AG & Co. KGaA	3,700	274,573
Hochtief AGa	962	62,719
Hugo Boss AG	592	69,662
Infineon Technologies AG	27,824	250,970
K+S AG Registered	4,464	201,476
Kabel Deutschland Holding AG	2,442	197,958
Lanxess AG	2,368	199,931
Linde AG	4,884	891,010
MAN SE	1,184	142,716
Merck KGaA	1,776	246,980
METRO AG	3,552	109,616
Muenchener Rueckversicherungs-Gesellschaft AG Registered	4,958	910,904

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2013

Security	Shares	Value

QIAGEN NVa	6,438	$135,191
RWE AG	13,024	489,790
Salzgitter AG	1,258	58,605
SAP AG	24,568	2,012,253
Siemens AG Registered	22,052	2,419,813
Suedzucker AG	2,146	91,817
ThyssenKrupp AGa	9,990	242,596
United Internet AG Registered	2,072	48,165
Volkswagen AG	814	187,892

		25,100,318
GREECE — 0.03%
Coca-Cola Hellenic Bottling Co. SA	5,775	150,117
OPAP SA	5,620	48,594

		198,711
HONG KONG — 1.54%
AIA Group Ltd.	281,200	1,118,564
ASM Pacific Technology Ltd.	7,400	93,508
Bank of East Asia Ltd. (The)	44,480	182,956
BOC Hong Kong (Holdings) Ltd.	111,000	382,857
Cheung Kong (Holdings) Ltd.	37,000	606,847
CLP Holdings Ltd.	37,000	314,635
Galaxy Entertainment Group Ltd.[a]	74,000	333,479
Hang Lung Properties Ltd.	74,000	279,092
Hang Seng Bank Ltd.	22,200	363,535
Hong Kong and China Gas Co. Ltd. (The)	163,200	462,949
Hong Kong Exchanges and Clearing Ltd.[c]	30,000	569,015
Hopewell Holdings Ltd.	37,000	152,666
Hutchison Whampoa Ltd.	74,000	827,258
Kerry Properties Ltd.	37,000	199,897
Li & Fung Ltd.[c]	148,000	208,007
Link REIT (The)	74,000	384,527
MTR Corp. Ltd.	37,000	152,666
New World Development Co. Ltd.	148,000	272,127
Power Assets Holdings Ltd.	37,000	320,598
Sands China Ltd.[c]	59,200	298,462
Sino Land Co. Ltd.	148,000	276,707
SJM Holdings Ltd.	74,000	201,805
Sun Hung Kai Properties Ltd.	43,000	705,809
Swire Pacific Ltd. Class A	37,000	474,934
Wharf (Holdings) Ltd. (The)	74,800	660,667
Wheelock and Co. Ltd.	25,000	140,868
Wynn Macau Ltd.[a]	29,600	83,012

Security	Shares	Value

Yue Yuen Industrial (Holdings) Ltd.	37,000	$124,041

		10,191,488
IRELAND — 0.12%
CRH PLC	19,540	421,990
Elan Corp. PLC[a]	13,246	138,878
Irish Bank Resolution Corp. Ltd.[a,b]	6,552	—
Kerry Group PLC Class A	4,218	221,291

		782,159
ISRAEL — 0.24%
Bank Hapoalim BMa	28,786	120,918
Bank Leumi le-Israel BMa	38,480	127,985
Bezeq The Israel Telecommunication Corp. Ltd.	41,144	48,195
Delek Group Ltd. (The)	148	36,361
Israel Chemicals Ltd.	12,136	160,479
Israel Corp. Ltd. (The)	74	50,420
Mellanox Technologies Ltd.[a]	962	48,926
NICE Systems Ltd.[a]	1,628	59,580
Teva Pharmaceutical Industries Ltd.	25,530	946,688

		1,599,552
ITALY — 1.08%
Assicurazioni Generali SpA	30,353	581,348
Atlantia SpA	9,102	168,399
Banca Monte dei Paschi di Siena SpA[a,c]	179,080	59,944
Banco Popolare Scrl[a]	49,950	104,076
Enel Green Power SpA	48,544	100,092
Enel SpA	172,433	751,802
Eni SpA	67,488	1,693,835
Exor SpA	888	26,265
Fiat Industrial SpA	23,606	303,926
Fiat SpA[a]	23,166	141,505
Finmeccanica SpA[a]	10,804	70,980
Intesa Sanpaolo SpA	271,728	554,003
Intesa Sanpaolo SpA RNC	25,752	43,730
Luxottica Group SpA	4,218	194,038
Mediobanca SpA	14,578	107,153
Pirelli & C. SpA	6,290	77,141
Prysmian SpA	4,810	102,898
Saipem SpA	7,030	199,439
Snam SpA	43,586	220,325
Telecom Italia SpA	247,604	246,023
Telecom Italia SpA RNC	173,012	147,953

80	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2013

Security	Shares	Value

Tenaris SA	12,432	$260,553
Terna SpA	37,444	157,765
UniCredit SpA[a]	108,262	698,917
Unione di Banche Italiane SpA	20,620	107,648

		7,119,758
NETHERLANDS — 1.20%
AEGON NV	46,028	307,893
Akzo Nobel NV	6,512	445,417
ASML Holding NV	8,436	633,241
Corio NV	1,726	83,793
D.E Master Blenders 1753 NVa	16,354	201,699
Delta Lloyd NV	2,590	50,942
Fugro NV CVA	1,998	121,054
Heineken Holding NV	2,812	166,135
Heineken NV	6,216	436,983
ING Groep NV CVA[a]	103,082	1,042,290
Koninklijke Ahold NV	27,454	403,219
Koninklijke DSM NV	4,218	258,535
Koninklijke KPN NV	26,862	151,173
Koninklijke Philips Electronics NV	27,658	863,863
Randstad Holding NV	3,108	128,842
Reed Elsevier NV	18,352	285,106
Royal Boskalis Westminster NV CVA	1,776	81,314
Royal Vopak NV	1,924	131,339
TNT Express NV	8,880	68,212
Unilever NV CVA	43,734	1,769,062
Wolters Kluwer NV	8,436	170,964
Ziggo NV	3,034	96,761

		7,897,837
NEW ZEALAND — 0.06%
Auckland International Airport Ltd.	47,064	112,125
Contact Energy Ltd.[a]	11,672	51,201
Fletcher Building Ltd.	15,762	126,098
SKYCITY Entertainment Group Ltd.	7,400	24,688
Telecom Corp. of New Zealand Ltd.	46,472	94,703

		408,815
NORWAY — 0.43%
Aker Solutions ASA	4,588	100,150
DNB ASA	25,900	361,454
Norsk Hydro ASA	28,268	135,132
Orkla ASA	18,426	162,232
Seadrill Ltd.	9,472	374,246

Security	Shares	Value

Statoil ASA	30,340	$806,377
Subsea 7 SA	8,066	194,782
Telenor ASA	20,054	441,416
Yara International ASA	5,036	268,154

		2,843,943
PORTUGAL — 0.09%
Banco Espirito Santo SA Registered[a]	47,014	66,689
Energias de Portugal SA	56,092	180,831
Galp Energia SGPS SA Class B	6,586	106,965
Jeronimo Martins SGPS SA	5,550	117,938
Portugal Telecom SGPS SA Registered	20,281	118,376

		590,799
SINGAPORE — 0.79%
Ascendas REIT	74,000	151,252
CapitaLand Ltd.[c]	74,000	239,134
CapitaMall Trust Management Ltd.	148,200	253,825
ComfortDelGro Corp. Ltd.	74,000	115,382
DBS Group Holdings Ltd.	49,000	592,212
Genting Singapore PLC	222,800	278,995
Global Logistic Properties Ltd.	74,000	165,002
Golden Agri-Resources Ltd.	296,000	151,850
Hutchison Port Holdings Trust	222,000	182,040
Keppel Corp. Ltd.	74,200	689,368
Noble Group Ltd.	93,163	91,823
Oversea-Chinese Banking Corp. Ltd.	74,000	584,683
Singapore Press Holdings Ltd.[c]	40,000	132,493
Singapore Technologies Engineering Ltd.	74,000	234,351
Singapore Telecommunications Ltd.	222,000	627,727
United Overseas Bank Ltd.	32,000	487,316
Wilmar International Ltd.	74,000	228,373

		5,205,826
SPAIN — 1.41%
Abertis Infraestructuras SA	9,905	169,676
Acciona SA	814	65,434
Actividades de Construcciones y Servicios SA	3,848	92,295
Amadeus IT Holding SA Class A	8,214	205,990
Banco Bilbao Vizcaya Argentaria SA	144,818	1,439,918
Banco de Sabadell SAa	76,812	205,714
Banco Popular Espanol SAa	138,824	125,124
Banco Santander SA	273,726	2,295,841
Bankia SAa	23,236	16,117

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2013

Security	Shares	Value

CaixaBank	21,608	$85,264
Distribuidora Internacional de Alimentacion SA	15,910	117,570
Enagas SA	5,254	124,307
Ferrovial SA	9,034	144,762
Gas Natural SDG SA	9,472	189,066
Grifols SAa	4,070	138,392
Iberdrola SA	111,107	599,043
Industria de Diseno Textil SA	5,772	808,563
International Consolidated Airlines Group SAa	31,696	107,388
Mapfre SA	23,828	73,453
Red Electrica Corporacion SA	3,034	168,894
Repsol SA	22,424	500,558
Telefonica SA	109,076	1,581,277
Zardoya Otis SA	4,243	65,139

		9,319,785
SWEDEN — 1.50%
Alfa Laval AB	9,768	208,467
Assa Abloy AB Class B	8,510	318,301
Atlas Copco AB Class A	17,834	508,133
Atlas Copco AB Class B	10,286	262,197
Boliden AB	8,140	150,440
Electrolux AB Class B	6,586	173,885
Elekta AB Class B	9,768	145,220
Getinge AB Class B	5,846	180,256
Hennes & Mauritz AB Class B	25,308	931,485
Hexagon AB Class B	6,364	170,824
Husqvarna AB Class B	8,958	57,903
Investment AB Kinnevik Class B	5,846	134,686
Investor AB Class B	11,174	317,145
Lundin Petroleum ABa	6,068	155,727
Millicom International Cellular SA SDR	1,776	163,558
Nordea Bank AB	70,966	782,365
Ratos AB Class B	5,476	52,754
Sandvik AB	26,270	421,519
Scania AB Class B	9,250	189,707
Securitas AB Class B	9,250	86,422
Skandinaviska Enskilda Banken AB Class A	38,406	384,778
Skanska AB Class B	10,952	186,059
SKF AB Class B	9,620	238,569
Svenska Cellulosa AB Class B	15,244	369,415

Security	Shares	Value

Svenska Handelsbanken AB Class A	13,320	$544,263
Swedbank AB Class A	21,904	516,352
Swedish Match AB	5,920	221,985
Tele2 AB Class B	7,844	140,655
Telefonaktiebolaget LM Ericsson Class B	80,882	940,621
TeliaSonera AB	59,274	427,478
Volvo AB Class B	36,630	541,699

		9,922,868
SWITZERLAND — 4.19%
ABB Ltd. Registered	59,200	1,269,175
Actelion Ltd. Registered	3,059	151,522
Adecco SA Registered	3,643	209,257
Aryzta AG	2,294	128,872
Baloise Holding AG Registered	1,442	130,501
Barry Callebaut AG Registered	74	74,488
Compagnie Financiere Richemont SA Class A Bearer	14,060	1,155,839
Credit Suisse Group AG Registered	32,634	964,146
Geberit AG Registered	1,036	242,132
Givaudan SA Registered	226	251,194
Holcim Ltd. Registered	6,438	500,969
Julius Baer Group Ltd.	6,290	257,334
Kuehne & Nagel International AG Registered	1,554	182,452
Lonza Group AG Registered	1,522	89,598
Nestle SA Registered	86,432	6,065,903
Novartis AG Registered	61,568	4,192,439
Pargesa Holding SA Bearer	1,136	84,280
Partners Group Holding AG	518	121,578
Roche Holding AG Genusschein	18,796	4,157,621
Schindler Holding AG Participation Certificates	1,258	186,524
Schindler Holding AG Registered	814	117,652
SGS SA Registered	148	352,404
Sika AG Bearer	74	186,605
Sonova Holding AG Registered	1,332	154,047
Sulzer AG Registered	666	104,746
Swatch Group AG (The) Bearer	814	446,471
Swatch Group AG (The) Registered	1,186	111,566
Swiss Life Holding AG Registered	962	144,538
Swiss Prime Site AG Registered	1,628	137,589
Swiss Re AG	9,694	721,327
Swisscom AG Registered	740	327,941

82	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2013

Security	Shares	Value

Syngenta AG Registered	2,516	$1,085,707
Transocean Ltd.	9,620	545,714
UBS AG Registered	97,902	1,696,753
Zurich Insurance Group AG	3,996	1,148,987

		27,697,871
UNITED KINGDOM — 10.36%
3i Group PLC	32,708	136,487
Aberdeen Asset Management PLC	21,312	135,967
Admiral Group PLC	5,180	100,440
Aggreko PLC	6,956	176,123
AMEC PLC	9,102	155,997
Anglo American PLC	36,260	1,084,519
Antofagasta PLC	9,250	167,479
ARM Holdings PLC	35,816	490,050
Associated British Foods PLC	8,510	235,978
AstraZeneca PLC	33,596	1,626,173
Aviva PLC	72,594	422,050
Babcock International Group PLC	8,066	132,742
BAE Systems PLC	88,905	478,681
Balfour Beatty PLC	21,020	88,414
Barclays PLC	312,206	1,489,910
BG Group PLC	90,946	1,614,931
BHP Billiton PLC	56,684	1,938,488
BP PLC	507,122	3,752,746
British American Tobacco PLC	52,318	2,723,168
British Land Co. PLC	22,570	201,104
British Sky Broadcasting Group PLC	30,266	392,279
BT Group PLC	211,936	835,330
Bunzl PLC	7,326	131,598
Burberry Group PLC	11,988	257,916
Capita PLC	15,392	192,053
Capital Shopping Centres Group PLC	9,622	54,339
Carnival PLC	5,180	210,325
Centrica PLC	139,566	774,904
Cobham PLC	36,334	121,951
Compass Group PLC	51,874	628,341
Croda International PLC	3,404	130,820
Diageo PLC	67,858	2,019,378
Eurasian Natural Resources Corp.	9,103	47,598
Experian PLC	27,380	469,258
Fresnillo PLC	4,888	128,490
G4S PLC	33,226	146,076
GKN PLC	41,736	159,338

Security	Shares	Value

GlaxoSmithKline PLC	133,422	$3,057,721
Glencore International PLC	101,676	634,250
Hammerson PLC	21,835	168,141
Hargreaves Lansdown PLC	3,256	35,671
HSBC Holdings PLC	489,362	5,560,579
ICAP PLC	15,318	79,221
IMI PLC	7,030	130,405
Imperial Tobacco Group PLC	27,010	1,004,199
Inmarsat PLC	10,952	111,997
InterContinental Hotels Group PLC	8,066	237,350
Intertek Group PLC	4,366	215,207
Invensys PLC	22,866	124,710
Investec PLC	14,060	102,964
ITV PLC	97,532	177,518
J Sainsbury PLC	37,814	198,262
Johnson Matthey PLC	5,439	195,317
Kazakhmys PLC	6,808	78,794
Kingfisher PLC	65,934	281,931
Land Securities Group PLC	23,902	304,300
Legal & General Group PLC	168,424	406,950
Lloyds Banking Group PLC[a]	1,121,100	918,229
London Stock Exchange Group PLC	4,662	88,992
Marks & Spencer Group PLC	44,918	270,404
Meggitt PLC	21,090	145,452
Melrose Industries PLC	32,264	119,391
National Grid PLC	97,458	1,068,469
Next PLC	4,662	299,942
Old Mutual PLC	127,881	379,951
Pearson PLC	22,940	434,260
Petrofac Ltd.	7,326	190,254
Prudential PLC	68,598	1,041,908
Randgold Resources Ltd.	2,442	231,139
Reckitt Benckiser Group PLC	17,612	1,173,322
Reed Elsevier PLC	31,006	337,719
Resolution Ltd.	30,266	125,961
Rexam PLC	23,909	177,592
Rio Tinto PLC	36,038	2,034,057
Rolls-Royce Holdings PLC	50,333	754,912
Royal Bank of Scotland Group PLC[a]	55,352	301,273
Royal Dutch Shell PLC Class A	97,014	3,446,900
Royal Dutch Shell PLC Class B	72,150	2,624,111
RSA Insurance Group PLC	78,218	163,322
SABMiller PLC	25,012	1,249,141

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2013

Security	Shares	Value

Sage Group PLC (The)	33,744	$172,643
Schroders PLC	3,774	115,780
SEGRO PLC	12,358	48,630
Serco Group PLC	15,540	136,617
Severn Trent PLC	6,068	156,045
Shire PLC	14,208	475,976
Smith & Nephew PLC	25,604	294,914
Smiths Group PLC	8,658	168,428
SSE PLC	24,716	556,049
Standard Chartered PLC	64,454	1,714,213
Standard Life PLC	61,494	336,945
Tate & Lyle PLC	12,654	163,006
Tesco PLC	217,486	1,228,569
TUI Travel PLC	15,762	72,670
Tullow Oil PLC	24,494	441,931
Unilever PLC	35,076	1,427,540
United Utilities Group PLC	17,467	202,713
Vedanta Resources PLC	3,182	60,741
Vodafone Group PLC	1,317,866	3,595,874
Weir Group PLC (The)	5,106	160,611
Whitbread PLC	5,476	223,125
Wm Morrison Supermarkets PLC	58,978	234,702
Wolseley PLC	7,857	366,855
WPP PLC	31,524	495,549
Xstrata PLC	54,982	1,029,927

		68,413,682
UNITED STATES — 57.24%
3M Co.	17,464	1,756,005
Abbott Laboratories	41,736	1,414,016
AbbVie Inc.	41,736	1,531,294
Accenture PLC Class A	16,872	1,212,928
ACE Ltd.	8,954	764,045
Actavis Inc.[a]	3,330	287,679
Activision Blizzard Inc.	12,580	143,286
Adobe Systems Inc.[a]	13,172	498,297
ADT Corp. (The)	6,255	297,113
Advance Auto Parts Inc.	1,924	141,452
AES Corp. (The)	18,944	205,353
Aetna Inc.	9,028	435,420
Affiliated Managers Group Inc.[a]	1,184	170,413
Aflac Inc.	12,358	655,715
AGCO Corp.[a]	2,664	141,192
Agilent Technologies Inc.	9,398	420,842

Security	Shares	Value

Air Products and Chemicals Inc.	5,698	$498,176
Airgas Inc.	1,850	176,194
Akamai Technologies Inc.[a]	5,032	204,853
Albemarle Corp.	2,220	136,108
Alcoa Inc.	29,674	262,318
Alexion Pharmaceuticals Inc.[a]	5,106	479,913
Alleghany Corp.[a]	296	106,735
Allegheny Technologies Inc.	2,886	91,342
Allergan Inc.	8,214	862,552
Alliance Data Systems Corp.[a,c]	1,406	221,586
Alliant Energy Corp.	3,478	159,432
Allstate Corp. (The)	13,172	578,251
Altera Corp.	8,362	279,458
Altria Group Inc.	54,316	1,829,363
Amazon.com Inc.[a,c]	9,768	2,593,404
Ameren Corp.	6,512	211,249
American Capital Agency Corp.	9,028	285,556
American Electric Power Co. Inc.	13,024	589,857
American Express Co.	27,306	1,605,866
American International Group Inc.[a]	37,518	1,419,306
American Tower Corp.	11,174	850,900
American Water Works Co. Inc.	4,588	175,629
Ameriprise Financial Inc.	5,846	387,707
AmerisourceBergen Corp.	6,734	305,522
AMETEK Inc.	6,327	259,344
Amgen Inc.	20,572	1,758,083
Amphenol Corp. Class A	4,292	290,010
Anadarko Petroleum Corp.	13,320	1,065,866
Analog Devices Inc.	7,844	342,312
Annaly Capital Management Inc.[c]	25,012	371,928
ANSYS Inc.[a,c]	2,442	179,731
Aon PLC	8,288	478,549
Apache Corp.	10,360	867,754
Apple Inc.	25,160	11,455,600
Applied Materials Inc.	34,114	440,412
Arch Capital Group Ltd.[a,c]	3,478	161,449
Archer-Daniels-Midland Co.	17,390	496,137
Arrow Electronics Inc.[a,c]	3,034	116,566
Assurant Inc.	2,229	85,237
AT&T Inc.	154,142	5,362,600
Autodesk Inc.[a]	6,142	238,801
Autoliv Inc.[c]	2,368	155,814
Automatic Data Processing Inc.	12,802	759,031

84	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2013

Security	Shares	Value

AutoZone Inc.[a,c]	888	$328,294
Avago Technologies Ltd.	6,364	227,640
AvalonBay Communities Inc.[c]	2,960	384,178
Avery Dennison Corp.	2,812	108,290
Avnet Inc.[a,c]	3,922	138,682
Avon Products Inc.	12,136	206,069
Axis Capital Holdings Ltd.[c]	2,812	107,615
Baker Hughes Inc.	11,544	516,248
Ball Corp.	3,774	168,018
Bank of America Corp.	288,082	3,261,088
Bank of New York Mellon Corp. (The)	31,894	866,241
Baxter International Inc.	14,652	993,992
BB&T Corp.	18,944	573,624
Beam Inc.	3,996	245,115
Becton, Dickinson and Co.	5,254	441,546
Bed Bath & Beyond Inc.[a]	6,216	364,879
Berkshire Hathaway Inc. Class Ba	24,716	2,395,722
Best Buy Co. Inc.	7,622	123,934
Biogen Idec Inc.[a]	5,994	935,544
BlackRock Inc.[d]	3,552	839,267
BMC Software Inc.[a,c]	4,292	178,333
Boeing Co. (The)	19,092	1,410,326
BorgWarner Inc.[a]	3,034	225,062
Boston Properties Inc.	4,218	444,071
Boston Scientific Corp.[a]	39,676	296,380
Bristol-Myers Squibb Co.	44,622	1,612,639
Broadcom Corp. Class A	13,320	432,234
Brown-Forman Corp. Class B NVS	3,478	225,027
Bunge Ltd.	3,700	294,742
C.H. Robinson Worldwide Inc.	4,218	279,021
C.R. Bard Inc.	2,220	226,595
CA Inc.	8,880	220,402
Cablevision NY Group Class A	5,877	86,039
Cabot Oil & Gas Corp.	5,402	285,118
Calpine Corp.[a]	8,954	176,662
Camden Property Trust	814	56,483
Cameron International Corp.[a]	6,586	416,960
Campbell Soup Co.	5,328	195,591
Capital One Financial Corp.	15,466	871,045
Cardinal Health Inc.	9,176	402,001
CareFusion Corp.[a]	5,113	158,708
CarMax Inc.[a]	6,364	250,869
Carnival Corp.	11,766	455,580

Security	Shares	Value

Caterpillar Inc.	17,316	$1,703,721
CBRE Group Inc. Class Aa	8,362	180,452
CBS Corp. Class B NVS	16,058	669,940
Celanese Corp. Series A	4,144	194,271
Celgene Corp.[a]	11,544	1,142,394
CenterPoint Energy Inc.	9,842	201,170
CenturyLink Inc.	16,502	667,506
Cerner Corp.[a,c]	3,848	317,652
CF Industries Holdings Inc.	1,702	390,047
Charles Schwab Corp. (The)	29,748	491,734
Charter Communications Inc. Class Aa	1,110	86,547
Chesapeake Energy Corp.	17,390	350,930
Chevron Corp.	52,540	6,049,981
Chipotle Mexican Grill Inc.[a]	814	249,906
Chubb Corp. (The)	7,104	570,522
Church & Dwight Co. Inc.	3,774	218,099
Cigna Corp.	7,844	457,619
Cimarex Energy Co.	2,368	151,220
Cincinnati Financial Corp.	3,700	157,028
Cintas Corp.	3,478	146,980
Cisco Systems Inc.	142,746	2,936,285
CIT Group Inc.[a]	5,180	219,373
Citigroup Inc.	78,366	3,303,911
Citrix Systems Inc.[a]	5,106	373,555
Cliffs Natural Resources Inc.	3,774	140,808
Clorox Co. (The)	3,330	261,105
CME Group Inc.	8,515	492,508
CMS Energy Corp.	6,142	157,849
Coach Inc.	7,622	388,722
Cobalt International Energy Inc.[a,c]	4,958	120,033
Coca-Cola Co. (The)	108,188	4,028,921
Coca-Cola Enterprises Inc.	7,844	273,520
Cognizant Technology Solutions Corp. Class Aa	7,992	624,815
Colgate-Palmolive Co.	12,728	1,366,605
Comcast Corp. Class A	54,982	2,093,715
Comcast Corp. Class A Special NVS	17,020	625,145
Comerica Inc.	5,550	190,698
Computer Sciences Corp.	4,218	176,312
ConAgra Foods Inc.	11,100	362,859
Concho Resources Inc.[a,c]	2,738	249,760
ConocoPhillips	30,932	1,794,056
CONSOL Energy Inc.	6,290	197,129

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2013

Security	Shares	Value

Consolidated Edison Inc.	7,992	$454,585
Constellation Brands Inc. Class Aa	4,292	138,889
Continental Resources Inc.[a]	1,258	104,565
Core Laboratories NV	1,258	160,571
Corning Inc.	39,664	475,968
Costco Wholesale Corp.	11,618	1,188,986
Coventry Health Care Inc.	3,774	172,962
Covidien PLC	12,802	798,077
Cree Inc.[a,c]	3,182	137,303
Crown Castle International Corp.[a]	7,770	547,940
Crown Holdings Inc.[a,c]	3,774	142,884
CSX Corp.	28,120	619,484
Cummins Inc.	4,884	560,830
CVS Caremark Corp.	34,114	1,746,637
D.R. Horton Inc.	7,696	182,087
Danaher Corp.	15,466	926,877
Darden Restaurants Inc.	3,552	165,168
DaVita HealthCare Partners Inc.[a]	2,738	315,993
Deere & Co.	9,990	939,659
Dell Inc.	39,220	519,273
Delphi Automotive PLC[a,c]	8,140	314,692
Delta Air Lines Inc.[a]	7,326	101,758
Denbury Resources Inc.[a]	10,582	197,143
DENTSPLY International Inc.	3,922	163,783
Devon Energy Corp.	10,212	584,024
Diamond Offshore Drilling Inc.	1,702	127,803
Dick’s Sporting Goods Inc.	2,516	119,736
Digital Realty Trust Inc.	3,256	221,115
DIRECTV[a]	16,946	866,618
Discover Financial Services	14,060	539,763
Discovery Communications Inc. Series Aa	3,848	266,974
Discovery Communications Inc. Series C NVS[a]	2,738	174,438
DISH Network Corp. Class A	5,921	220,676
Dolby Laboratories Inc. Class A	1,060	34,249
Dollar General Corp.[a]	6,956	321,506
Dollar Tree Inc.[a]	6,364	254,496
Dominion Resources Inc.	15,466	836,865
Dover Corp.	5,032	348,114
Dow Chemical Co. (The)	31,894	1,026,987
Dr Pepper Snapple Group Inc.	5,772	260,144
DTE Energy Co.	4,884	309,206
Duke Energy Corp.	18,944	1,302,211

Security	Shares	Value

Duke Realty Corp.[c]	8,658	$133,420
Dun & Bradstreet Corp. (The)	1,332	108,611
E.I. du Pont de Nemours and Co.	24,938	1,183,308
Eastman Chemical Co.	3,922	279,050
Eaton Corp. PLC	12,136	691,145
Eaton Vance Corp. NVS	2,294	83,043
eBay Inc.[a]	31,080	1,738,304
Ecolab Inc.	7,992	578,621
Edison International	8,584	413,663
Edwards Lifesciences Corp.[a,c]	3,108	279,502
Electronic Arts Inc.[a]	8,732	137,354
Eli Lilly and Co.	27,676	1,485,924
EMC Corp.[a]	55,870	1,374,961
Emerson Electric Co.	19,462	1,114,199
Energen Corp.	1,702	81,934
Energizer Holdings Inc.	1,776	154,530
Ensco PLC Class A	6,216	395,151
Entergy Corp.	5,032	325,067
EOG Resources Inc.	7,252	906,355
EQT Corp.	3,996	237,402
Equifax Inc.	3,478	204,159
Equinix Inc.[a]	1,332	286,953
Equity Residential	8,362	463,171
Estee Lauder Companies Inc. (The) Class A	6,290	383,250
Everest Re Group Ltd.	1,480	171,399
Exelon Corp.	22,593	710,324
Expedia Inc.	2,590	168,998
Expeditors International of Washington Inc.	5,772	247,619
Express Scripts Holding Co.[a]	21,534	1,150,346
Exxon Mobil Corp.	123,506	11,111,835
F5 Networks Inc.[a]	2,146	225,072
Facebook Inc. Class Aa,c	26,344	815,874
Family Dollar Stores Inc.	2,738	155,245
Fastenal Co.	7,622	378,661
Federal Realty Investment Trust	1,639	173,488
FedEx Corp.	7,918	803,281
Fidelity National Financial Inc. Class A	5,940	149,094
Fidelity National Information Services Inc.	6,512	241,660
Fifth Third Bancorp	24,568	400,213
First Republic Bank	2,146	76,591
FirstEnergy Corp.	11,248	455,432

86	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2013

Security	Shares	Value

Fiserv Inc.[a,c]	3,626	$291,204
Flextronics International Ltd.[a]	18,130	112,587
FLIR Systems Inc.	3,774	89,708
Flowserve Corp.	1,406	220,419
Fluor Corp.	4,588	297,440
FMC Corp.	3,556	218,587
FMC Technologies Inc.[a]	6,364	301,335
Ford Motor Co.	94,646	1,225,666
Forest Laboratories Inc.[a,c]	7,178	260,561
Fossil Inc.[a]	1,406	148,445
Franklin Resources Inc.	3,996	546,972
Freeport-McMoRan Copper & Gold Inc.	25,382	894,715
Frontier Communications Corp.[c]	27,232	124,450
GameStop Corp. Class Ac	3,478	80,690
Gap Inc. (The)	8,436	275,688
Garmin Ltd.[c]	3,182	120,566
General Dynamics Corp.	7,992	529,870
General Electric Co.	281,866	6,279,974
General Growth Properties Inc.	11,544	225,339
General Mills Inc.	17,390	729,337
General Motors Co.[a]	20,424	573,710
Genuine Parts Co.	4,218	286,951
Gilead Sciences Inc.[a]	40,404	1,593,938
Goldman Sachs Group Inc. (The)	12,210	1,805,371
Goodyear Tire & Rubber Co. (The)[a]	7,400	101,824
Google Inc. Class Aa	7,030	5,312,501
Green Mountain Coffee Roasters Inc.[a,c]	3,478	158,353
H&R Block Inc.	7,400	168,498
H.J. Heinz Co.	8,436	511,475
Halliburton Co.	24,790	1,008,457
Harley-Davidson Inc.	6,216	325,843
Harris Corp.	3,034	140,171
Hartford Financial Services Group Inc. (The)	10,730	266,104
Hasbro Inc.	3,108	116,146
HCA Holdings Inc.	5,402	203,385
HCP Inc.[c]	11,174	518,362
Health Care REIT Inc.	6,068	381,313
Helmerich & Payne Inc.	2,960	190,446
Henry Schein Inc.[a]	2,220	191,675
Herbalife Ltd.[c]	3,182	115,570
Hershey Co. (The)	4,070	323,362
Hertz Global Holdings Inc.[a,c]	7,918	144,741

Security	Shares	Value

Hess Corp.	8,140	$546,682
Hewlett-Packard Co.	52,688	869,879
HollyFrontier Corp.	5,106	266,635
Hologic Inc.[a]	6,734	160,539
Home Depot Inc. (The)	40,256	2,693,932
Honeywell International Inc.	19,832	1,353,336
Hormel Foods Corp.	3,626	125,496
Hospira Inc.[a]	4,366	148,968
Host Hotels & Resorts Inc.[c]	18,204	305,645
Hudson City Bancorp Inc.	14,356	122,744
Humana Inc.	4,144	308,148
IHS Inc. Class Aa	1,480	152,292
Illinois Tool Works Inc.	11,396	716,011
Illumina Inc.[a]	3,182	161,105
Ingersoll-Rand PLC	8,436	433,526
Integrys Energy Group Inc.	2,516	137,600
Intel Corp.	133,422	2,807,199
IntercontinentalExchange Inc.[a]	1,998	277,223
International Business Machines Corp.	29,082	5,905,682
International Flavors & Fragrances Inc.	2,442	171,990
International Game Technology	7,178	110,326
International Paper Co.	11,174	462,827
Interpublic Group of Companies Inc. (The)	12,580	152,344
Intuit Inc.	7,474	466,228
Intuitive Surgical Inc.[a]	1,036	595,058
Invesco Ltd.	12,506	340,789
Iron Mountain Inc.	4,285	146,590
J.B. Hunt Transport Services Inc.	2,442	164,273
J.C. Penney Co. Inc.[c]	4,588	93,274
J.M. Smucker Co. (The)	2,838	251,532
J.P. Morgan Chase & Co.	101,306	4,766,447
Jacobs Engineering Group Inc.[a]	3,256	156,646
Johnson & Johnson	73,778	5,453,670
Johnson Controls Inc.	18,278	568,263
Joy Global Inc.	2,889	182,498
Juniper Networks Inc.[a]	14,356	321,287
Kansas City Southern Industries Inc.	2,960	275,606
KBR Inc.	3,848	120,135
Kellogg Co.	6,586	385,281
KeyCorp	26,059	244,955
Kimberly-Clark Corp.	10,582	947,195
Kimco Realty Corp.[c]	12,210	253,602
Kinder Morgan Inc.	17,242	645,885

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2013

Security	Shares	Value

Kinder Morgan Management LLC[a,c]	2,781	$229,341
KLA-Tencor Corp.	4,292	235,674
Kohl’s Corp.	5,994	277,462
Kraft Foods Group Inc.	15,073	696,674
Kroger Co. (The)	14,356	397,661
L-3 Communications Holdings Inc.	2,664	202,251
Laboratory Corp. of America Holdings[a]	2,664	238,428
Lam Research Corp.[a]	4,736	194,839
Las Vegas Sands Corp.	10,878	601,009
Legg Mason Inc.	3,922	108,443
Leggett & Platt Inc.	3,996	117,642
Lennar Corp. Class A	3,922	162,920
Leucadia National Corp.	6,216	158,197
Level 3 Communications Inc.[a,c]	4,514	107,523
Liberty Global Inc. Series Aa	3,552	242,566
Liberty Global Inc. Series C NVS[a]	3,256	207,603
Liberty Interactive Corp. Series Aa	14,060	298,916
Liberty Media Corp.[a]	2,738	305,314
Liberty Property Trust[c]	3,182	124,639
Life Technologies Corp.[a]	4,666	301,844
Limited Brands Inc.	6,586	316,260
Lincoln National Corp.	7,844	227,319
Linear Technology Corp.	5,994	219,500
LinkedIn Corp. Class Aa,c	2,072	256,493
LKQ Corp.[a,c]	7,400	165,686
Lockheed Martin Corp.	7,252	629,981
Loews Corp.	8,584	372,288
Lorillard Inc.	10,656	416,330
Lowe’s Companies Inc.	31,302	1,195,423
LSI Corp.[a]	16,132	113,569
Lululemon Athletica Inc.[a,c]	2,738	188,922
LyondellBasell Industries NV Class A	8,584	544,397
M&T Bank Corp.	2,886	296,363
Macerich Co. (The)[c]	3,507	209,438
Macy’s Inc.	10,878	429,790
Manpower Inc.	2,368	121,952
Marathon Oil Corp.	18,648	626,759
Marathon Petroleum Corp.	9,102	675,459
Marriott International Inc. Class A	7,178	286,976
Marsh & McLennan Companies Inc.	14,874	527,730
Martin Marietta Materials Inc.	1,110	109,590
Marvell Technology Group Ltd.	12,950	119,788
Masco Corp.	10,064	185,077

Security	Shares	Value

MasterCard Inc. Class A	2,886	$1,496,102
Mattel Inc.	9,102	342,508
Maxim Integrated Products Inc.	7,622	239,712
McCormick & Co. Inc. NVS	3,404	212,239
McDonald’s Corp.	26,936	2,566,731
McGraw-Hill Companies Inc. (The)	6,808	391,596
McKesson Corp.	6,364	669,684
MDU Resources Group Inc.	4,514	105,266
Mead Johnson Nutrition Co. Class A	5,476	416,176
MeadWestvaco Corp.	4,884	153,113
Medtronic Inc.	27,306	1,272,460
Merck & Co. Inc.	81,326	3,517,349
MetLife Inc.	22,792	851,053
MetroPCS Communications Inc.[a]	8,658	86,840
MGM Resorts International[a]	9,694	123,792
Microchip Technology Inc.	5,106	170,796
Micron Technology Inc.[a]	26,936	203,636
Microsoft Corp.	201,354	5,531,194
Mohawk Industries Inc.[a,c]	1,702	173,025
Molson Coors Brewing Co. Class B NVS	3,922	177,196
Mondelez International Inc. Class A	45,214	1,256,497
Monsanto Co.	14,282	1,447,481
Monster Beverage Corp.[a]	4,144	198,498
Moody’s Corp.	5,476	300,194
Morgan Stanley	39,516	902,941
Mosaic Co. (The)	8,066	494,043
Motorola Solutions Inc.	6,882	401,840
Murphy Oil Corp.	4,958	295,100
Mylan Inc.[a,c]	10,656	301,245
Nabors Industries Ltd.[a]	7,474	124,592
NASDAQ OMX Group Inc. (The)	3,774	106,880
National Oilwell Varco Inc.	11,248	833,927
NetApp Inc.[a]	9,546	343,656
Netflix Inc.[a,c]	1,332	220,100
New York Community Bancorp Inc.	11,618	155,100
Newell Rubbermaid Inc.	7,178	168,539
Newfield Exploration Co.[a]	3,552	104,784
Newmont Mining Corp.	13,024	559,511
News Corp. Class A NVS	41,810	1,159,809
News Corp. Class B	11,914	336,451
NextEra Energy Inc.	10,656	767,765
Nielsen Holdings NVa	3,182	103,447
Nike Inc. Class B	19,388	1,047,921

88	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2013

Security	Shares	Value

NiSource Inc.	7,770	$210,023
Noble Corp.	6,734	272,727
Noble Energy Inc.	4,662	502,517
Nordstrom Inc.	4,366	241,134
Norfolk Southern Corp.	8,584	591,180
Northeast Utilities	8,362	340,584
Northern Trust Corp.	6,068	312,320
Northrop Grumman Corp.	6,290	409,102
NRG Energy Inc.	7,992	191,808
Nuance Communications Inc.[a,c]	6,660	160,173
Nucor Corp.	8,140	374,521
NVIDIA Corp.	16,206	198,686
NYSE Euronext Inc.	7,178	248,143
O’Reilly Automotive Inc.[a]	3,182	294,812
Occidental Petroleum Corp.	21,608	1,907,338
Oceaneering International Inc.	2,738	173,069
OGE Energy Corp.	962	56,479
Omnicare Inc.	3,108	121,057
Omnicom Group Inc.	7,178	389,622
ONEOK Inc.	5,698	267,863
Oracle Corp.	103,970	3,691,975
Owens-Illinois Inc.[a]	4,884	116,239
PACCAR Inc.	9,102	428,340
Pall Corp.	3,256	222,385
Parker Hannifin Corp.	4,070	378,388
PartnerRe Ltd.[c]	1,632	143,110
Patterson Companies Inc.	2,812	101,598
Paychex Inc.	8,732	284,925
Peabody Energy Corp.	7,178	180,527
Pentair Ltd. Registered	5,814	294,654
People’s United Financial Inc.	10,804	132,997
Pepco Holdings Inc.	6,586	128,559
PepsiCo Inc.	41,736	3,040,468
Perrigo Co.	2,442	245,445
PetSmart Inc.	2,812	183,933
Pfizer Inc.	199,356	5,438,432
PG&E Corp.	11,470	489,081
Philip Morris International Inc.	44,992	3,966,495
Phillips 66	15,910	963,669
Pinnacle West Capital Corp.	3,404	181,706
Pioneer Natural Resources Co.	3,034	356,616
Pitney Bowes Inc.[c]	3,848	55,450
Plains Exploration & Production Co.[a]	3,552	169,608

Security	Shares	Value

Plum Creek Timber Co. Inc.[c]	5,328	$256,703
PNC Financial Services Group Inc. (The)[d]	14,060	868,908
Polaris Industries Inc.	1,554	135,338
PPG Industries Inc.[c]	4,218	581,536
PPL Corp.	15,540	470,707
Praxair Inc.	7,992	882,077
Precision Castparts Corp.	3,922	719,295
Priceline.com Inc.[a]	1,332	913,046
Principal Financial Group Inc.	8,362	259,306
Procter & Gamble Co. (The)	73,778	5,545,154
Progressive Corp. (The)	15,984	359,480
Prologis Inc.[c]	11,914	475,369
Prudential Financial Inc.	12,506	723,847
Public Service Enterprise Group Inc.	13,912	433,776
Public Storage	3,848	592,323
PulteGroup Inc.[a]	8,510	176,497
PVH Corp.	1,850	219,910
QEP Resources Inc.	4,736	139,002
QUALCOMM Inc.	45,362	2,995,253
Quanta Services Inc.[a]	5,328	154,352
Quest Diagnostics Inc.	4,440	257,298
Rackspace Hosting Inc.[a]	2,812	211,884
Ralph Lauren Corp.	1,628	271,029
Range Resources Corp.	4,292	288,294
Rayonier Inc.	2,664	143,430
Raytheon Co.	8,954	471,697
Realty Income Corp.	1,184	51,717
Red Hat Inc.[a,c]	5,032	279,578
Regency Centers Corp.[c]	2,590	129,060
Regeneron Pharmaceuticals Inc.[a]	1,998	347,532
Regions Financial Corp.	37,148	289,011
RenaissanceRe Holdings Ltd.	1,554	133,085
Republic Services Inc.	8,436	269,024
ResMed Inc.	3,478	152,336
Reynolds American Inc.	9,176	403,560
Robert Half International Inc.	3,996	140,819
Rock-Tenn Co. Class A	1,850	146,058
Rockwell Automation Inc.	3,848	343,203
Rockwell Collins Inc.	3,774	222,213
Roper Industries Inc.	2,516	295,504
Ross Stores Inc.	5,994	357,842
Rowan Companies PLC[a,c]	3,256	112,267
Royal Caribbean Cruises Ltd.	4,144	150,013

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2013

Security	Shares	Value

Safeway Inc.[c]	6,364	$122,507
SAIC Inc.	6,586	79,691
Salesforce.com Inc.[a,c]	3,552	611,406
SanDisk Corp.[a]	6,438	321,836
SBA Communications Corp. Class Aa	3,404	237,123
SCANA Corp.	3,330	155,877
Schlumberger Ltd.	35,372	2,760,785
Scripps Networks Interactive Inc. Class A	2,368	146,271
Seagate Technology PLC	9,694	329,402
Sealed Air Corp.	5,772	108,052
Sears Holdings Corp.[a,c]	1,102	51,739
SEI Investments Co.	4,662	125,688
Sempra Energy	6,364	477,618
Sensata Technologies Holding NVa	2,368	79,896
Sherwin-Williams Co. (The)	2,368	383,948
Sigma-Aldrich Corp.	3,330	257,509
Simon Property Group Inc.	8,288	1,327,572
Sirius XM Radio Inc.[c]	101,232	317,868
SL Green Realty Corp.	2,220	178,444
SLM Corp.	13,616	229,974
Southern Co. (The)	23,532	1,040,820
Southwest Airlines Co.	6,882	77,147
Southwestern Energy Co.[a]	9,324	319,813
Spectra Energy Corp.	17,464	485,150
Sprint Nextel Corp.[a]	80,734	454,532
SPX Corp.	1,480	110,452
St. Jude Medical Inc.	8,436	343,345
Stanley Black & Decker Inc.	4,292	329,754
Staples Inc.	18,278	246,387
Starbucks Corp.	20,350	1,142,042
Starwood Hotels & Resorts Worldwide Inc.	5,402	331,737
State Street Corp.	12,876	716,549
Stericycle Inc.[a]	2,146	202,475
Stryker Corp.	7,770	486,791
SunTrust Banks Inc.	14,430	409,379
Superior Energy Services Inc.[a,c]	4,144	103,476
Symantec Corp.[a]	18,796	409,189
Synopsys Inc.[a]	4,144	138,575
Sysco Corp.	16,058	510,163
T. Rowe Price Group Inc.	6,882	491,719
Target Corp.	16,576	1,001,356
TD Ameritrade Holding Corp.	6,734	130,572
TE Connectivity Ltd.	11,322	440,199

Security	Shares	Value

Teradata Corp.[a]	4,440	$295,970
Texas Instruments Inc.	30,562	1,010,991
Textron Inc.	7,548	217,080
Thermo Fisher Scientific Inc.	9,842	710,002
Tiffany & Co.[c]	3,256	214,082
Time Warner Cable Inc.	8,214	733,839
Time Warner Inc.	25,382	1,282,299
TJX Companies Inc. (The)	19,684	889,323
Toll Brothers Inc.[a]	3,861	144,594
Torchmark Corp.	2,960	164,902
Total System Services Inc.	4,736	110,112
Tractor Supply Co.	1,998	207,133
TransDigm Group Inc.	1,406	190,429
Travelers Companies Inc. (The)	10,286	807,040
Trimble Navigation Ltd.[a]	3,404	212,750
TRW Automotive Holdings Corp.[a]	2,818	162,401
Tyco International Ltd.	12,506	378,056
Tyson Foods Inc. Class A	8,510	188,241
U.S. Bancorp	50,320	1,665,592
UDR Inc.[c]	7,104	169,715
Ulta Salon, Cosmetics & Fragrance Inc.	1,702	166,490
Ultra Petroleum Corp.[a,c]	4,443	80,951
Under Armour Inc. Class Aa,c	1,998	101,638
Union Pacific Corp.	12,654	1,663,495
United Continental Holdings Inc.[a]	2,664	64,336
United Parcel Service Inc. Class B	19,314	1,531,407
United States Steel Corp.[c]	3,774	84,349
United Technologies Corp.	23,014	2,015,336
UnitedHealth Group Inc.	27,528	1,519,821
Unum Group	8,510	198,368
Urban Outfitters Inc.[a]	3,108	132,991
Valero Energy Corp.	14,652	640,732
Varian Medical Systems Inc.[a]	3,034	214,352
Ventas Inc.	7,918	524,884
VeriFone Systems Inc.[a,c]	2,516	87,356
VeriSign Inc.[a]	4,514	195,953
Verisk Analytics Inc. Class Aa	3,552	195,928
Verizon Communications Inc.	75,998	3,314,273
Vertex Pharmaceuticals Inc.[a]	5,846	261,784
VF Corp.	2,368	349,469
Viacom Inc. Class B NVS	12,432	750,271
Virgin Media Inc.	7,104	279,827
Visa Inc. Class A	14,060	2,220,215

90	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2013

Security	Shares	Value

VMware Inc. Class Aa,c	2,146	$164,126
Vornado Realty Trust	4,440	375,002
Vulcan Materials Co.	3,552	200,901
W.R. Berkley Corp.	2,812	115,770
W.W. Grainger Inc.	1,628	354,611
Wal-Mart Stores Inc.	49,876	3,488,826
Walgreen Co.	23,828	952,167
Walt Disney Co. (The)	45,362	2,444,105
Warner Chilcott PLC Class A	5,772	81,789
Waste Management Inc.	12,062	438,816
Waters Corp.[a,c]	2,368	216,838
Weatherford International Ltd.[a]	21,016	280,564
WellPoint Inc.	8,658	561,212
Wells Fargo & Co.	133,496	4,649,666
Western Digital Corp.	5,994	281,718
Western Union Co.	16,354	232,717
Weyerhaeuser Co.	15,318	461,378
Whirlpool Corp.	2,072	239,067
Whiting Petroleum Corp.[a]	3,182	151,400
Whole Foods Market Inc.	4,588	441,595
Williams Companies Inc. (The)	17,390	609,519
Willis Group Holdings PLC	5,106	182,335
Windstream Corp.[c]	14,874	144,873
Wisconsin Energy Corp.	6,068	239,261
Wyndham Worldwide Corp.	3,774	210,551
Wynn Resorts Ltd.	2,146	268,722
Xcel Energy Inc.	13,542	376,197
Xerox Corp.	35,742	286,293
Xilinx Inc.	7,178	261,925
XL Group PLC	8,806	244,102
Xylem Inc.	4,440	124,009
Yahoo! Inc.[a]	30,562	599,932
Yum! Brands Inc.	12,284	797,723
Zimmer Holdings Inc.	4,736	353,306

		378,024,705

TOTAL COMMON STOCKS
(Cost: $606,141,971)		656,992,215

PREFERRED STOCKS — 0.30%

GERMANY — 0.29%
Bayerische Motoren Werke AG	888	60,763
Henkel AG & Co. KGaA	4,736	418,054

Security	Shares	Value

Porsche Automobil Holding SE	4,070	$354,128
ProSiebenSat.1 Media AG	2,738	93,620
RWE AG NVS	1,258	44,321
Volkswagen AG	3,848	951,419

		1,922,305
UNITED KINGDOM — 0.01%
Rexam PLC Class Ba	26,566	18,954

		18,954

TOTAL PREFERRED STOCKS
(Cost: $1,420,348)		1,941,259

RIGHTS — 0.01%

SPAIN — 0.01%
Banco Santander SAa	277,425	59,875

		59,875

TOTAL RIGHTS
(Cost: $56,287)		59,875

SHORT-TERM INVESTMENTS — 1.89%

MONEY MARKET FUNDS — 1.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	10,800,307	10,800,307
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	755,889	755,889
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	936,493	936,493

		12,492,689

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,492,689)		12,492,689

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 101.68%
(Cost: $620,111,295)	$671,486,038
Other Assets, Less Liabilities — (1.68)%	(11,074,563)

NET ASSETS — 100.00%	$660,411,475

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

92	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2013

	iShares FTSE Developed Small Cap ex-North America Index Fund	iShares MSCI ACWI Index Fund	iShares MSCI ACWI ex US Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$31,663,657	$3,363,153,356	$1,263,334,413
Affiliated (Note 2)	1,052,593	64,406,011	16,058,144

Total cost of investments	$32,716,250	$3,427,559,367	$1,279,392,557

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$30,141,816	$3,706,262,885	$1,340,791,693
Affiliated (Note 2)	1,052,593	65,115,569	16,058,144

Total fair value of investments	31,194,409	3,771,378,454	1,356,849,837
Foreign currencies, at value[b]	66,021	4,075,819	1,420,916
Cash	—	314	—
Receivables:
Investment securities sold	—	9,597	271
Due from custodian (Note 4)	—	1,595,296	1,125,359
Dividends and interest	52,941	4,580,943	2,219,180
Capital shares sold	—	218,174	1,706,626

Total Assets	31,313,371	3,781,858,597	1,363,309,189

LIABILITIES
Payables:
Investment securities purchased	—	5,365,147	2,573,934
Collateral for securities on loan (Note 5)	1,048,705	53,742,559	15,610,593
Due to custodian	—	—	126
Foreign taxes (Note 1)	—	485	312
Investment advisory fees (Note 2)	12,594	1,013,049	377,582

Total Liabilities	1,061,299	60,121,240	18,562,547

NET ASSETS	$30,252,072	$3,721,737,357	$1,344,746,642

Net assets consist of:
Paid-in capital	$35,400,047	$3,414,135,617	$1,294,942,117
Undistributed (distributions in excess of) net investment income	(395,224)	426,083	(930,340)
Accumulated net realized loss	(3,231,157)	(36,654,365)	(26,745,579)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,521,594)	343,830,022	77,480,444

NET ASSETS	$30,252,072	$3,721,737,357	$1,344,746,642

Shares outstanding[c]	800,000	74,600,000	31,200,000

Net asset value per share	$37.82	$49.89	$43.10

[a]	Securities on loan with values of $970,223, $51,869,167 and $14,898,246, respectively. See Note 5.
[b]	Cost of foreign currencies: $66,086, $4,069,608 and $1,412,745, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	93

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2013

	iShares MSCI Emerging Markets Financials Sector Index Fund	iShares MSCI Emerging Markets Materials Sector Index Fund	iShares MSCI Europe Financials Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$7,201,796	$9,151,474	$39,205,727
Affiliated (Note 2)	75,898	289,523	11,083

Total cost of investments	$7,277,694	$9,440,997	$39,216,810

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$6,998,143	$7,464,705	$45,445,347
Affiliated (Note 2)	75,898	289,523	11,083

Total fair value of investments	7,074,041	7,754,228	45,456,430
Foreign currencies, at value[b]	5,746	4,780	37,803
Receivables:
Investment securities sold	568	—	—
Due from custodian (Note 4)	435,048	241,318	—
Dividends and interest	4,848	1,467	9,798
Capital shares sold	48,068	--	4,329

Total Assets	7,568,319	8,001,793	45,508,360

LIABILITIES
Payables:
Investment securities purchased	479,585	241,318	—
Collateral for securities on loan (Note 5)	73,680	283,675	7,702
Investment advisory fees (Note 2)	3,018	3,251	15,691

Total Liabilities	556,283	528,244	23,393

NET ASSETS	$7,012,036	$7,473,549	$45,484,967

Net assets consist of:
Paid-in capital	$7,386,811	$9,877,775	$39,926,933
Distributions in excess of net investment income	(5,816)	(4,163)	(28,760)
Accumulated net realized loss	(165,248)	(713,282)	(653,580)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(203,711)	(1,686,781)	6,240,374

NET ASSETS	$7,012,036	$7,473,549	$45,484,967

Shares outstanding[c]	250,000	350,000	2,150,000

Net asset value per share	$28.05	$21.35	$21.16

[a]	Securities on loan with values of $68,900, $274,411 and $7,328, respectively. See Note 5.
[b]	Cost of foreign currencies: $5,808, $4,791 and $37,303, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

94	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2013

	iShares MSCI Far East Financials Sector Index Fund	iShares MSCI Kokusai Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,511,801	$606,054,974
Affiliated (Note 2)	9,253	14,056,321

Total cost of investments	$2,521,054	$620,111,295

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,729,713	$657,285,174
Affiliated (Note 2)	9,253	14,200,864

Total fair value of investments	2,738,966	671,486,038
Foreign currencies, at value[b]	3,255	486,758
Receivables:
Dividends and interest	811	737,232

Total Assets	2,743,032	672,710,028

LIABILITIES
Payables:
Investment securities purchased	—	603,505
Collateral for securities on loan (Note 5)	8,410	11,556,196
Investment advisory fees (Note 2)	771	138,852

Total Liabilities	9,181	12,298,553

NET ASSETS	$2,733,851	$660,411,475

Net assets consist of:
Paid-in capital	$2,600,139	$613,355,790
Undistributed (distributions in excess of) net investment income	(31,061)	146,671
Accumulated net realized loss	(53,071)	(4,467,427)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	217,844	51,376,441

NET ASSETS	$2,733,851	$660,411,475

Shares outstanding[c]	100,000	14,800,000

Net asset value per share	$27.34	$44.62

[a]	Securities on loan with values of $7,971 and $11,242,898, respectively. See Note 5.
[b]	Cost of foreign currencies: $3,302 and $485,603, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	95

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2013

	iShares FTSE Developed Small Cap ex-North America Index Fund	iShares MSCI ACWI Index Fund	iShares MSCI ACWI ex US Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$284,380	$34,539,227	$12,575,027
Dividends — affiliated (Note 2)	—	81,427	—
Interest — unaffiliated	149	748	644
Interest — affiliated (Note 2)	8	1,615	428
Securities lending income — affiliated (Note 2)	15,854	315,816	164,462

Total investment income	300,391	34,938,833	12,740,561

EXPENSES
Investment advisory fees (Note 2)	69,787	5,278,866	1,996,507

Total expenses	69,787	5,278,866	1,996,507

Net investment income	230,604	29,659,967	10,744,054

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(328,749)	(5,146,118)	(8,600,810)
In-kind redemptions — unaffiliated	—	17,419,706	23,665,743
In-kind redemptions — affiliated (Note 2)	—	16,059	—
Foreign currency transactions	(829)	(40,250)	(45,162)

Net realized gain (loss)	(329,578)	12,249,397	15,019,771

Net change in unrealized appreciation/depreciation on:
Investments	5,505,186	345,585,442	151,607,398
Translation of assets and liabilities in foreign currencies	(58)	21,707	31,118

Net change in unrealized appreciation/depreciation	5,505,128	345,607,149	151,638,516

Net realized and unrealized gain	5,175,550	357,856,546	166,658,287

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,406,154	$387,516,513	$177,402,341

[a]	Net of foreign withholding tax of $7,566, $1,188,781 and $919,220, respectively.

See notes to financial statements.

96	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2013

	iShares MSCI Emerging Markets Financials Sector Index Fund	iShares MSCI Emerging Markets Materials Sector Index Fund	iShares MSCI Europe Financials Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$21,728	$83,738	$293,721
Interest — affiliated (Note 2)	2	5	8
Securities lending income — affiliated (Note 2)	519	5,191	3,448

Total investment income	22,249	88,934	297,177

EXPENSES
Investment advisory fees (Note 2)	14,213	22,588	75,187

Total expenses	14,213	22,588	75,187

Net investment income	8,036	66,346	221,990

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,467	(51,853)	(260,708)
In-kind redemptions — unaffiliated	69,207	(299,604)	645,245
Foreign currency transactions	65	558	4,825

Net realized gain (loss)	70,739	(350,899)	389,362

Net change in unrealized appreciation/depreciation on:
Investments	707,573	1,233,720	9,482,440
Translation of assets and liabilities in foreign currencies	(82)	(730)	967

Net change in unrealized appreciation/depreciation	707,491	1,232,990	9,483,407

Net realized and unrealized gain	778,230	882,091	9,872,769

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$786,266	$948,437	$10,094,759

[a]	Net of foreign withholding tax of $2,521, $6,242 and $4,816, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	97

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2013

	iShares MSCI Far East Financials Sector Index Fund	iShares MSCI Kokusai Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$15,887	$7,718,072
Dividends — affiliated (Note 2)	—	22,500
Interest — unaffiliated	—	222
Interest — affiliated (Note 2)	1	376
Securities lending income — affiliated (Note 2)	22	32,059

Total investment income	15,910	7,773,229

EXPENSES
Investment advisory fees (Note 2)	3,369	802,228

Total expenses	3,369	802,228

Net investment income	12,541	6,971,001

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	512	(2,584,935)
In-kind redemptions — unaffiliated	4,560	8,420,908
In-kind redemptions — affiliated (Note 2)	—	11,466
Foreign currency transactions	(465)	35,186

Net realized gain	4,607	5,882,625

Net change in unrealized appreciation/depreciation on:
Investments	275,356	69,050,401
Translation of assets and liabilities in foreign currencies	(125)	342

Net change in unrealized appreciation/depreciation	275,231	69,050,743

Net realized and unrealized gain	279,838	74,933,368

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$292,379	$81,904,369

[a]	Net of foreign withholding tax of $666 and $184,682, respectively.

See notes to financial statements.

98	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FTSE Developed Small Cap ex-North America Index Fund		iShares MSCI ACWI Index Fund
	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$230,604	$843,411	$29,659,967	$58,493,739
Net realized gain (loss)	(329,578)	231,781	12,249,397	28,173,548
Net change in unrealized appreciation/depreciation	5,505,128	(6,492,991)	345,607,149	(149,661,284)

Net increase (decrease) in net assets resulting from operations	5,406,154	(5,417,799)	387,516,513	(62,993,997)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(488,987)	(1,040,645)	(32,167,730)	(57,778,010)

Total distributions to shareholders	(488,987)	(1,040,645)	(32,167,730)	(57,778,010)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	740,054,455	1,053,930,628
Cost of shares redeemed	—	(6,874,567)	(73,130,942)	(265,792,398)

Net increase (decrease) in net assets from capital share transactions	—	(6,874,567)	666,923,513	788,138,230

INCREASE (DECREASE) IN NET ASSETS	4,917,167	(13,333,011)	1,022,272,296	667,366,223

NET ASSETS
Beginning of period	25,334,905	38,667,916	2,699,465,061	2,032,098,838

End of period	$30,252,072	$25,334,905	$3,721,737,357	$2,699,465,061

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(395,224)	$(136,841)	$426,083	$2,933,846

SHARES ISSUED AND REDEEMED
Shares sold	—	—	15,400,000	23,800,000
Shares redeemed	—	(200,000)	(1,600,000)	(6,100,000)

Net increase (decrease) in shares outstanding	—	(200,000)	13,800,000	17,700,000

See notes to financial statements.

FINANCIAL STATEMENTS	99

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Index Fund		iShares MSCI Emerging Markets Financials Sector Index Fund
	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,744,054	$26,702,932	$8,036	$130,210
Net realized gain (loss)	15,019,771	(9,326,856)	70,739	(3,571,198)
Net change in unrealized appreciation/depreciation	151,638,516	(137,568,069)	707,491	(441,771)

Net increase (decrease) in net assets resulting from operations	177,402,341	(120,191,993)	786,266	(3,882,759)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,917,759)	(28,047,002)	(8,350)	(149,547)
Return of capital	—	—	—	(80,102)

Total distributions to shareholders	(11,917,759)	(28,047,002)	(8,350)	(229,649)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	320,327,217	255,617,643	3,983,643	—
Cost of shares redeemed	(127,212,142)	(106,226,183)	(1,209,955)	(14,671,890)

Net increase (decrease) in net assets from capital share transactions	193,115,075	149,391,460	2,773,688	(14,671,890)

INCREASE (DECREASE) IN NET ASSETS	358,599,657	1,152,465	3,551,604	(18,784,298)

NET ASSETS
Beginning of period	986,146,985	984,994,520	3,460,432	22,244,730

End of period	$1,344,746,642	$986,146,985	$7,012,036	$3,460,432

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(930,340)	$243,365	$(5,816)	$(5,502)

SHARES ISSUED AND REDEEMED
Shares sold	8,000,000	6,800,000	150,000	—
Shares redeemed	(3,200,000)	(2,800,000)	(50,000)	(650,000)

Net increase (decrease) in shares outstanding	4,800,000	4,000,000	100,000	(650,000)

See notes to financial statements.

100	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Emerging Markets Materials Sector Index Fund		iShares MSCI Europe Financials Sector Index Fund
	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$66,346	$262,923	$221,990	$724,066
Net realized gain (loss)	(350,899)	(385,932)	389,362	(516,937)
Net change in unrealized appreciation/depreciation	1,232,990	(2,878,544)	9,483,407	(2,419,743)

Net increase (decrease) in net assets resulting from operations	948,437	(3,001,553)	10,094,759	(2,212,614)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(101,536)	(263,183)	(277,317)	(672,270)

Total distributions to shareholders	(101,536)	(263,183)	(277,317)	(672,270)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,163,497	—	16,589,100	29,015,679
Cost of shares redeemed	(2,124,976)	(2,187,980)	(2,688,416)	(11,617,153)

Net increase (decrease) in net assets from capital share transactions	38,521	(2,187,980)	13,900,684	17,398,526

INCREASE (DECREASE) IN NET ASSETS	885,422	(5,452,716)	23,718,126	14,513,642

NET ASSETS
Beginning of period	6,588,127	12,040,843	21,766,841	7,253,199

End of period	$7,473,549	$6,588,127	$45,484,967	$21,766,841

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(4,163)	$31,027	$(28,760)	$26,567

SHARES ISSUED AND REDEEMED
Shares sold	100,000	—	850,000	1,850,000
Shares redeemed	(100,000)	(100,000)	(150,000)	(750,000)

Net increase (decrease) in shares outstanding	—	(100,000)	700,000	1,100,000

See notes to financial statements.

FINANCIAL STATEMENTS	101

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Far East Financials Sector Index Fund		iShares MSCI Kokusai Index Fund
	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,541	$62,511	$6,971,001	$15,732,716
Net realized gain (loss)	4,607	(18,765)	5,882,625	13,979,768
Net change in unrealized appreciation/depreciation	275,231	(187,500)	69,050,743	(32,961,883)

Net increase (decrease) in net assets resulting from operations	292,379	(143,754)	81,904,369	(3,249,399)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(25,222)	(66,352)	(7,451,970)	(15,902,620)

Total distributions to shareholders	(25,222)	(66,352)	(7,451,970)	(15,902,620)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,317,108	—	25,063,289	118,234,887
Cost of shares redeemed	(1,172,614)	—	(34,174,054)	(143,710,860)

Net increase (decrease) in net assets from capital share transactions	144,494	—	(9,110,765)	(25,475,973)

INCREASE (DECREASE) IN NET ASSETS	411,651	(210,106)	65,341,634	(44,627,992)

NET ASSETS
Beginning of period	2,322,200	2,532,306	595,069,841	639,697,833

End of period	$2,733,851	$2,322,200	$660,411,475	$595,069,841

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(31,061)	$(18,380)	$146,671	$627,640

SHARES ISSUED AND REDEEMED
Shares sold	50,000	—	600,000	3,200,000
Shares redeemed	(50,000)	—	(800,000)	(3,800,000)

Net decrease in shares outstanding	—	—	(200,000)	(600,000)

See notes to financial statements.

102	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE Developed Small Cap ex-North America Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Nov. 12, 2007[a] to Jul. 31, 2008
Net asset value, beginning of period	$31.67	$38.67	$32.68	$29.16	$38.93	$48.85

Income from investment operations:
Net investment income[b]	0.29	0.89	0.85	0.63	0.67	0.96
Net realized and unrealized gain (loss)[c]	6.47	(6.71)	6.24	3.60	(9.78)	(10.09)

Total from investment operations	6.76	(5.82)	7.09	4.23	(9.11)	(9.13)

Less distributions from:
Net investment income	(0.61)	(1.18)	(1.10)	(0.71)	(0.66)	(0.79)

Total distributions	(0.61)	(1.18)	(1.10)	(0.71)	(0.66)	(0.79)

Net asset value, end of period	$37.82	$31.67	$38.67	$32.68	$29.16	$38.93

Total return	21.46%[d]	(14.93)%	21.80%	14.57%	(23.06)%	(18.78)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$30,252	$25,335	$38,668	$32,684	$23,327	$23,357
Ratio of expenses to average net assets[e,f]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.65%	2.70%	2.23%	1.96%	2.64%	3.13%
Portfolio turnover rate[g]	3%	25%	25%	17%	17%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the periods ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Mar. 26, 2008[a] to Jul. 31, 2008
Net asset value, beginning of period	$44.40	$47.15	$40.94	$37.62	$47.89	$49.93

Income from investment operations:
Net investment income[b]	0.45	1.10	1.02	0.85	0.82	0.39
Net realized and unrealized gain (loss)[c]	5.52	(2.80)	6.20	3.11	(10.63)	(2.43)

Total from investment operations	5.97	(1.70)	7.22	3.96	(9.81)	(2.04)

Less distributions from:
Net investment income	(0.48)	(1.05)	(1.01)	(0.64)	(0.46)	—

Total distributions	(0.48)	(1.05)	(1.01)	(0.64)	(0.46)	—

Net asset value, end of period	$49.89	$44.40	$47.15	$40.94	$37.62	$47.89

Total return	13.48%[d]	(3.47)%	17.68%	10.55%	(20.31)%	(4.09)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,721,737	$2,699,465	$2,032,099	$1,215,853	$492,820	$153,264
Ratio of expenses to average net assets[e,f]	0.34%	0.34%	0.34%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.92%	2.53%	2.20%	2.06%	2.50%	2.25%
Portfolio turnover rate[g]	2%	6%	5%	7%	5%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the periods ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended January 31, 2013 is 2%. See Note 4.

See notes to financial statements.

104	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Mar. 26, 2008[a] to Jul. 31, 2008
Net asset value, beginning of period	$37.35	$43.97	$38.84	$36.57	$48.35	$50.15

Income from investment operations:
Net investment income[b]	0.37	1.16	1.17	0.94	0.94	0.68
Net realized and unrealized gain (loss)[c]	5.78	(6.59)	5.08	2.12	(12.03)	(2.48)

Total from investment operations	6.15	(5.43)	6.25	3.06	(11.09)	(1.80)

Less distributions from:
Net investment income	(0.40)	(1.19)	(1.12)	(0.79)	(0.69)	—

Total distributions	(0.40)	(1.19)	(1.12)	(0.79)	(0.69)	—

Net asset value, end of period	$43.10	$37.35	$43.97	$38.84	$36.57	$48.35

Total return	16.52%[d]	(12.24)%	16.16%	8.42%	(22.70)%	(3.59)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,344,747	$986,147	$984,995	$675,865	$270,643	$48,350
Ratio of expenses to average net assets[e,f]	0.34%	0.34%	0.34%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.84%	3.04%	2.68%	2.40%	3.14%	3.79%
Portfolio turnover rate[g]	3%	9%	7%	10%	7%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the periods ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended January 31, 2013 is 2%. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	105

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Financials Sector Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$23.07	$27.81	$26.24	$24.65

Income from investment operations:
Net investment income[b]	0.05	0.43	0.60	0.26
Net realized and unrealized gain (loss)[c]	4.99	(3.64)	1.38	1.55

Total from investment operations	5.04	(3.21)	1.98	1.81

Less distributions from:
Net investment income	(0.06)	(1.00)	(0.41)	(0.22)
Return of capital	—	(0.53)	—	—

Total distributions	(0.06)	(1.53)	(0.41)	(0.22)

Net asset value, end of period	$28.05	$23.07	$27.81	$26.24

Total return	21.84%[d]	(10.89)%	7.59%	7.38%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,012	$3,460	$22,245	$2,624
Ratio of expenses to average net assets[e]	0.67%	0.69%	0.67%	0.69%
Ratio of expenses to average net assets prior to waived fees	n/a	n/a	0.68%	n/a
Ratio of net investment income to average net assets[e]	0.38%	1.88%	2.10%	2.03%
Portfolio turnover rate[f]	1%	2%	6%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

106	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Materials Sector Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$18.82	$26.76	$22.86	$24.43

Income from investment operations:
Net investment income[b]	0.20	0.67	0.43	0.17
Net realized and unrealized gain (loss)[c]	2.62	(7.92)	3.79	(1.64)

Total from investment operations	2.82	(7.25)	4.22	(1.47)

Less distributions from:
Net investment income	(0.29)	(0.69)	(0.32)	(0.10)

Total distributions	(0.29)	(0.69)	(0.32)	(0.10)

Net asset value, end of period	$21.35	$18.82	$26.76	$22.86

Total return	15.00%[d]	(27.11)%	18.48%	(6.00)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,474	$6,588	$12,041	$5,715
Ratio of expenses to average net assets[e]	0.68%	0.69%	0.67%	0.69%
Ratio of expenses to average net assets prior to waived fees	n/a	n/a	0.68%	n/a
Ratio of net investment income to average net assets[e]	1.98%	3.18%	1.59%	1.46%
Portfolio turnover rate[f]	2%	5%	6%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	107

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Europe Financials Sector Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$15.01	$20.72	$22.05	$23.65

Income from investment operations:
Net investment income[b]	0.13	0.72	0.48	0.28
Net realized and unrealized gain (loss)[c]	6.19	(5.96)	(1.10)	(1.68)

Total from investment operations	6.32	(5.24)	(0.62)	(1.40)

Less distributions from:
Net investment income	(0.17)	(0.47)	(0.71)	(0.20)

Total distributions	(0.17)	(0.47)	(0.71)	(0.20)

Net asset value, end of period	$21.16	$15.01	$20.72	$22.05

Total return	42.19%[d]	(25.30)%	(2.95)%	(5.82)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$45,485	$21,767	$7,253	$12,126
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.42%	4.51%	2.13%	2.55%
Portfolio turnover rate[f]	3%	8%	10%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

108	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Far East Financials Sector Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$23.22	$25.32	$23.16	$24.56

Income from investment operations:
Net investment income[b]	0.22	0.63	0.51	0.30
Net realized and unrealized gain (loss)[c]	4.40	(2.07)	2.33	(1.40)

Total from investment operations	4.62	(1.44)	2.84	(1.10)

Less distributions from:
Net investment income	(0.50)	(0.66)	(0.68)	(0.30)

Total distributions	(0.50)	(0.66)	(0.68)	(0.30)

Net asset value, end of period	$27.34	$23.22	$25.32	$23.16

Total return	20.09%[d]	(5.41)%	12.33%	(4.46)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,734	$2,322	$2,532	$2,316
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.79%	2.79%	2.02%	2.38%
Portfolio turnover rate[f]	5%	7%	9%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	109

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Kokusai Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Dec. 10, 2007[a] to Jul. 31, 2008
Net asset value, beginning of period	$39.67	$41.01	$35.12	$32.24	$42.35	$50.29

Income from investment operations:
Net investment income[b]	0.46	1.01	1.01	0.82	0.74	0.76
Net realized and unrealized gain (loss)[c]	4.99	(1.33)	5.80	2.68	(9.98)	(8.49)

Total from investment operations	5.45	(0.32)	6.81	3.50	(9.24)	(7.73)

Less distributions from:
Net investment income	(0.50)	(1.02)	(0.92)	(0.62)	(0.87)	(0.21)

Total distributions	(0.50)	(1.02)	(0.92)	(0.62)	(0.87)	(0.21)

Net asset value, end of period	$44.62	$39.67	$41.01	$35.12	$32.24	$42.35

Total return	13.78%[d]	(0.62)%	19.45%	10.88%	(21.54)%	(15.40)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$660,411	$595,070	$639,698	$245,857	$83,818	$42,349
Ratio of expenses to average net assets[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.17%	2.62%	2.49%	2.29%	2.67%	2.67%
Portfolio turnover rate[g]	2%	5%	4%	5%	14%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the periods ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

110	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
FTSE Developed Small Cap ex-North America	Diversified
MSCI ACWI	Non-diversified
MSCI ACWI ex US	Non-diversified
MSCI Emerging Markets Financials Sector	Non-diversified

iShares Index Fund	Diversification Classification
MSCI Emerging Markets Materials Sector	Non-diversified
MSCI Europe Financials Sector	Non-diversified
MSCI Far East Financials Sector	Non-diversified
MSCI Kokusai	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	111

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

112	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
FTSE Developed Small Cap ex-North America
Assets:
Common Stocks	$29,767,593	$41,641	$5,028		$29,814,262
Investment Companies	141,192	—	—		141,192
Preferred Stocks	184,679	—	—		184,679
Rights	18	1,665	—		1,683
Short-Term Investments	1,052,593	—	—		1,052,593

	$31,146,075	$43,306	$5,028		$31,194,409

MSCI ACWI
Assets:
Common Stocks	$3,667,623,075	$—	$0	[a]	$3,667,623,075
Preferred Stocks	45,565,361	—	—		45,565,361
Rights	—	199,964	—		199,964
Short-Term Investments	57,990,054	—	—		57,990,054

	$3,771,178,490	$199,964	$0	[a]	$3,771,378,454

MSCI ACWI ex US
Assets:
Common Stocks	$1,309,888,623	$—	$2		$1,309,888,625
Preferred Stocks	30,581,615	161,731	—		30,743,346
Rights	—	159,722	—		159,722
Short-Term Investments	16,058,144	—	—		16,058,144

	$1,356,528,382	$321,453	$2		$1,356,849,837

NOTES TO FINANCIAL STATEMENTS	113

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
MSCI Emerging Markets Financials Sector
Assets:
Common Stocks	$6,385,265	$—	$—		$6,385,265
Preferred Stocks	612,878	—	—		612,878
Short-Term Investments	75,898	—	—		75,898

	$7,074,041	$—	$—		$7,074,041

MSCI Emerging Markets Materials Sector
Assets:
Common Stocks	$6,661,285	$—	$—		$6,661,285
Preferred Stocks	803,420	—	—		803,420
Short-Term Investments	289,523	—	—		289,523

	$7,754,228	$—	$—		$7,754,228

MSCI Europe Financials Sector
Assets:
Common Stocks	$45,392,381	$—	$0	[a]	$45,392,381
Rights	—	52,966	—		52,966
Short-Term Investments	11,083	—	—		11,083

	$45,403,464	$52,966	$0	[a]	$45,456,430

MSCI Far East Financials Sector
Assets:
Common Stocks	$2,729,713	$—	$—		$2,729,713
Short-Term Investments	9,253	—	—		9,253

	$2,738,966	$—	$—		$2,738,966

MSCI Kokusai
Assets:
Common Stocks	$656,992,214	$—	$1		$656,992,215
Preferred Stocks	1,922,305	18,954	—		1,941,259
Rights	—	59,875	—		59,875
Short-Term Investments	12,492,689	—	—		12,492,689

	$671,407,208	$78,829	$1		$671,486,038

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2013 are reflected in dividends

114	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of January 31, 2013, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares MSCI ACWI and iShares MSCI ACWI ex US Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI ACWI Index Fund and iShares MSCI ACWI ex US Index Fund through June 30, 2014 in an amount equal to the investment advisory fees payable on the amount of each Fund’s investment in other iShares funds. The Funds did not hold any iShares funds during the six months ended January 31, 2013.

For its investment advisory services to each of the iShares MSCI Emerging Markets Financials Sector and iShares MSCI Emerging Markets Materials Sector Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.56	Over $42 billion, up to and including $56 billion
0.50	Over $56 billion, up to and including $70 billion
0.45	Over $70 billion, up to and including $84 billion
0.40	Over $84 billion

116	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
FTSE Developed Small Cap ex-North America	0.50%
MSCI Europe Financials Sector	0.48
MSCI Far East Financials Sector	0.48
MSCI Kokusai	0.25

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended January 31, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
FTSE Developed Small Cap ex-North America	$8,537
MSCI ACWI	170,055
MSCI ACWI ex US	88,557
MSCI Emerging Markets Financials Sector	280

iShares Index Fund	Securities Lending Agent Fees
MSCI Emerging Markets Materials Sector	$2,795
MSCI Europe Financials Sector	1,857
MSCI Far East Financials Sector	12
MSCI Kokusai	17,263

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares MSCI ACWI Index Fund and iShares MSCI ACWI ex US Index Fund, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

NOTES TO FINANCIAL STATEMENTS	117

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended January 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI ACWI
BlackRock Inc.	9,003	2,233	(232)	11,004	$2,600,025	$27,705	$5,860
PNC Financial Services Group Inc. (The)	59,704	15,092	(1,568)	73,228	4,525,490	53,722	10,199

					$7,125,515	$81,427	$16,059

MSCI Kokusai
BlackRock Inc.	3,600	144	(192)	3,552	$839,267	$10,872	$5,783
PNC Financial Services Group Inc. (The)	14,250	570	(760)	14,060	868,908	11,628	5,683

					$1,708,175	$22,500	$11,466

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2013 were as follows:

iShares Index Fund	Purchases	Sales
FTSE Developed Small Cap ex-North America	$765,020	$997,084
MSCI ACWI	95,326,642	61,609,065
MSCI ACWI ex US	55,372,650	36,073,955
MSCI Emerging Markets Financials Sector	153,923	43,335
MSCI Emerging Markets Materials Sector	125,205	131,298
MSCI Europe Financials Sector	898,753	908,388
MSCI Far East Financials Sector	79,603	147,575
MSCI Kokusai	12,913,405	12,935,763

118	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended January 31, 2013 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
MSCI ACWI	$698,368,741	$68,582,478
MSCI ACWI ex US	286,284,161	113,906,916
MSCI Emerging Markets Financials Sector	3,830,469	1,174,841
MSCI Emerging Markets Materials Sector	2,158,206	2,119,716
MSCI Europe Financials Sector	16,542,009	2,680,147
MSCI Far East Financials Sector	1,267,962	1,068,197
MSCI Kokusai	24,724,105	33,914,380

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

NOTES TO FINANCIAL STATEMENTS	119

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of January 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2012, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Index Fund	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
FTSE Developed Small Cap ex-North America	$372,961	$373,813	$1,478,690	$—	$2,225,464
MSCI ACWI	995,405	568,319	5,090,715	6,821,554	13,475,993
MSCI ACWI ex US	4,609,079	450,894	7,365,062	7,522,978	19,948,013
MSCI Emerging Markets Financials Sector	86,616	—	—	20,135	106,751
MSCI Emerging Markets Materials Sector	65,053	—	—	49,937	114,990
MSCI Europe Financials Sector	121,736	—	—	6,313	128,049
MSCI Far East Financials Sector	25,848	—	—	10,007	35,855
MSCI Kokusai	317,752	124,763	1,478,401	530,548	2,451,464

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

120	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE Developed Small Cap ex-North America	$33,012,297	$4,978,096	$(6,795,984)	$(1,817,888)
MSCI ACWI	3,441,455,037	483,822,664	(153,899,247)	329,923,417
MSCI ACWI ex US	1,288,151,186	157,557,691	(88,859,040)	68,698,651
MSCI Emerging Markets Financials Sector	7,283,839	334,016	(543,814)	(209,798)
MSCI Emerging Markets Materials Sector	9,442,681	273,242	(1,961,695)	(1,688,453)
MSCI Europe Financials Sector	39,991,710	6,469,457	(1,004,737)	5,464,720
MSCI Far East Financials Sector	2,545,757	251,714	(58,505)	193,209
MSCI Kokusai	622,276,027	91,567,401	(42,357,390)	49,210,011
Management has reviewed the tax positions as of January 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	121

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
FTSE Developed Small Cap ex-North America	$0.41282	$—	$0.19841	$0.61123	68%	—%	32%	100%
MSCI ACWI	0.42636	—	0.04949	0.47585	90	—	10	100
MSCI ACWI ex US	0.34647	—	0.05616	0.40263	86	—	14	100
MSCI Emerging Markets Financials Sector	0.04821	—	0.00746	0.05567	87	—	13	100
MSCI Emerging Markets Materials Sector	0.26581	—	0.02429	0.29010	92	—	8	100
MSCI Europe Financials Sector	0.13954	—	0.02853	0.16807	83	—	17	100
MSCI Far East Financials Sector	0.36687	—	0.13757	0.50444	73	—	27	100
MSCI Kokusai	0.45751	—	0.03929	0.49680	92	—	8	100

122	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited (“FTSE”), or MSCI Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trademark jointly owned by the London Stock Exchange PLC and The Financial Times Limited and is used by FTSE under license. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-75-0113

January 31, 2013

2013 Semi-Annual Report

iShares Trust

iShares MSCI EAFE Index Fund  |  EFA  |  NYSE Arca

Fund Performance Overview

iSHARES® MSCI EAFE INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Ten Years Ended 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.12%	17.08%	17.25%	(0.87)%	(1.02)%	(0.79)%	9.09%	9.06%	9.24%

Cumulative Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Ten Years Ended 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.12%	17.08%	17.25%	(4.26)%	(4.98)%	(3.88)%	138.73%	138.01%	141.92%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI EAFE Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Index (the “Index”). The Index has been developed by MSCI Inc. as an equity benchmark for its international stock performance. The Index includes stocks from Europe, Australasia and the Far East. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 18.48%, net of fees, while the total return for the Index was 18.61%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Financial	24.63%
Consumer Non-Cyclical	22.35
Consumer Cyclical	11.82
Industrial	11.16
Basic Materials	8.73
Energy	7.40
Communications	6.81
Utilities	3.64
Technology	2.33
Diversified	0.79
Short-Term and Other Net Assets	0.34

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

Nestle SA Registered (Switzerland)	1.96%
HSBC Holdings PLC (United Kingdom)	1.80
Novartis AG Registered (Switzerland)	1.36
Roche Holding AG Genusschein (Switzerland)	1.35
BP PLC (United Kingdom)	1.22
Vodafone Group PLC (United Kingdom)	1.16
Royal Dutch Shell PLC Class A (United Kingdom)	1.15
Toyota Motor Corp. (Japan)	1.14
BHP Billiton Ltd. (Australia)	1.09
Sanofi (France)	1.01

TOTAL	13.24%

FUND PERFORMANCE OVERVIEW	5

Shareholder Expenses (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
Actual	$1,000.00	$1,184.80	0.34%	$1.87
Hypothetical (5% return before expenses)	1,000.00	1,023.50	0.34	1.73

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.01%

AUSTRALIA — 8.91%
AGL Energy Ltd.	1,958,574	$31,460,509
ALS Ltd.	1,247,010	14,632,802
Alumina Ltd.	9,008,022	10,382,376
Amcor Ltd.	4,328,484	37,924,524
AMP Ltd.	10,551,714	58,551,724
APA Group	2,919,540	17,570,952
Asciano Ltd.	3,424,254	17,251,154
ASX Ltd.	620,550	22,654,259
Aurizon Holdings Ltd.	6,320,154	26,171,174
Australia and New Zealand Banking Group Ltd.	9,814,146	272,089,970
Bendigo and Adelaide Bank Ltd.	1,314,384	12,640,325
BGP Holdings PLC[a,b]	33,026,812	448
BHP Billiton Ltd.	11,676,978	456,494,013
Boral Ltd.	2,737,512	14,019,824
Brambles Ltd.	5,651,142	47,803,766
Caltex Australia Ltd.	501,168	10,151,673
CFS Retail Property Trust Group	6,821,322	14,229,957
Coca-Cola Amatil Ltd.	2,096,868	30,269,986
Cochlear Ltd.	210,396	17,716,481
Commonwealth Bank of Australia	5,759,886	387,205,798
Computershare Ltd.	1,641,798	17,929,635
Crown Ltd.	1,485,774	17,961,443
CSL Ltd.	1,847,466	105,869,327
Dexus Property Group	16,206,402	17,664,768
Echo Entertainment Group Ltd.	2,748,150	10,319,246
Federation Centres	4,577,886	11,125,664
Flight Centre Ltd.[c]	177,300	5,614,558
Fortescue Metals Group Ltd.	5,099,148	24,891,353
Goodman Group	6,070,752	28,494,435
GPT Group	5,388,738	21,302,537
Harvey Norman Holdings Ltd.	2,131,146	4,356,867
Iluka Resources Ltd.	1,533,054	15,542,782
Incitec Pivot Ltd.	5,980,920	20,150,024
Insurance Australia Group Ltd.	7,602,624	39,808,175
James Hardie Industries SE	1,581,516	16,825,919
Leighton Holdings Ltd.	562,632	12,136,124
Lend Lease Group	1,924,296	20,793,935
Macquarie Group Ltd.	1,195,002	47,988,194
Metcash Ltd.	3,161,850	12,565,254

Security	Shares	Value

Mirvac Group	12,065,856	$20,010,609
National Australia Bank Ltd.	8,217,264	234,502,985
Newcrest Mining Ltd.	2,785,974	67,998,285
Orica Ltd.	1,348,662	36,054,275
Origin Energy Ltd.	3,969,156	52,122,944
OZ Minerals Ltd.	1,128,810	8,171,191
Qantas Airways Ltd.[a]	4,249,290	6,781,298
QBE Insurance Group Ltd.	4,298,934	53,449,307
Ramsay Health Care Ltd.	502,350	15,478,253
Rio Tinto Ltd.	1,576,788	109,140,195
Santos Ltd.	3,453,804	43,085,775
Sims Metal Management Ltd.	609,912	5,979,985
Sonic Healthcare Ltd.	1,380,576	19,684,930
SP AusNet	6,518,730	7,819,264
Stockland Corp. Ltd.	8,130,978	29,259,502
Suncorp Group Ltd.	4,699,632	51,960,672
Sydney Airport	943,236	3,118,780
Tabcorp Holdings Ltd.	2,587,398	8,231,294
Tatts Group Ltd.	4,867,476	16,551,085
Telstra Corp. Ltd.	15,873,078	76,159,489
Toll Holdings Ltd.	2,413,644	13,267,493
Transurban Group	4,635,804	29,495,784
Treasury Wine Estates Ltd.	2,236,344	11,079,936
Wesfarmers Ltd.	3,645,288	142,963,355
Westfield Group	7,852,026	91,564,805
Westfield Retail Trust	10,309,404	34,517,842
Westpac Banking Corp.	11,136,804	325,719,401
Whitehaven Coal Ltd.	1,671,348	5,718,021
Woodside Petroleum Ltd.	2,387,640	88,335,460
Woolworths Ltd.	4,465,596	145,510,890
WorleyParsons Ltd.	749,388	19,721,004

		3,724,016,064
AUSTRIA — 0.30%
Andritz AG	261,222	17,195,479
Erste Group Bank AGa	791,940	26,643,346
IMMOEAST AG Escrow[a,b]	1,571,072	21
IMMOFINANZ AGa	3,320,238	14,548,235
IMMOFINANZ AG Escrow[a,b]	1,157,632	16
OMV AG	534,264	22,017,360
Raiffeisen International Bank Holding AG	184,392	8,273,453
Telekom Austria AG	905,412	6,701,767
Verbund AG	263,586	5,615,536

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2013

Security	Shares	Value

Vienna Insurance Group AG	158,388	$8,381,608
Voestalpine AG	393,606	14,409,543

		123,786,364
BELGIUM — 1.14%
Ageas	843,948	27,843,183
Anheuser — Busch InBev NV	2,907,720	252,209,246
Belgacom SA	549,630	16,771,592
Colruyt SA	271,860	13,175,949
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	377,058	17,870,132
Groupe Bruxelles Lambert SA	291,954	24,372,333
KBC Groep NV	856,950	33,774,185
Solvay SA	217,488	34,186,247
Telenet Group Holding NV	210,396	9,952,858
UCB SA	404,244	23,328,850
Umicore SA	410,154	21,351,082

		474,835,657
DENMARK — 1.22%
A.P. Moeller — Maersk A/S Class A	1,368	10,343,405
A.P. Moeller — Maersk A/S Class B	5,423	43,292,049
Carlsberg A/S Class B	388,878	41,599,932
Coloplast A/S Class B	418,428	22,076,014
Danske Bank A/Sa	2,377,002	45,579,764
DSV A/S	666,648	17,100,846
Novo Nordisk A/S Class B	1,478,682	271,974,294
Novozymes A/S Class B	901,866	29,599,233
TDC A/S	1,841,556	14,088,114
TrygVesta A/S	85,104	6,696,348
William Demant Holding A/Sa	98,106	8,601,108

		510,951,107
FINLAND — 0.80%
Elisa OYJ	507,078	12,059,143
Fortum OYJ	1,602,792	30,045,429
Kesko OYJ Class B	228,126	7,481,338
Kone OYJ Class B	556,722	45,908,407
Metso OYJ	466,890	20,894,938
Neste Oil OYJ	473,982	7,559,747
Nokia OYJ[c]	13,637,916	53,351,858
Nokian Renkaat OYJ	418,428	17,999,090
Orion OYJ Class B	361,692	10,103,965
Pohjola Bank PLC Class A	516,534	8,841,411
Sampo OYJ Class A	1,498,776	53,810,864

Security	Shares	Value

Stora Enso OYJ Class R	1,986,942	$14,173,120
UPM-Kymmene OYJ	1,900,656	23,206,639
Wartsila OYJ Abp	601,638	28,624,034

		334,059,983
FRANCE — 9.57%
Accor SA	537,810	20,988,156
Aeroports de Paris	104,016	8,578,779
ALSTOM	748,206	33,200,427
ArcelorMittal	3,595,644	61,570,333
Arkema SA	224,580	25,606,954
Atos SA	198,576	14,523,186
AXA SA	6,407,622	118,636,634
BNP Paribas SA	3,632,286	227,836,640
Bouygues SA	682,014	19,357,750
Bureau Veritas SA	197,394	23,635,203
Cap Gemini SA	540,174	26,033,392
Carrefour SA	2,190,246	62,374,337
Casino Guichard-Perrachon SA	203,304	19,910,851
Christian Dior SA	195,030	34,071,208
CNP Assurances SA	595,728	9,853,286
Compagnie de Saint-Gobain	1,446,768	59,641,870
Compagnie Generale de Geophysique-Veritas[a]	581,544	16,888,942
Compagnie Generale des Etablissements Michelin Class B	661,920	61,573,494
Credit Agricole SAa	3,645,288	36,022,246
Danone SA	2,095,686	145,192,586
Dassault Systemes SA	223,398	24,829,311
Edenred SA	609,912	19,546,578
Electricite de France SA	880,590	16,907,689
Essilor International SA	735,204	74,937,211
Eurazeo	128,838	6,799,513
European Aeronautic Defence and Space Co. NV	1,492,866	70,124,091
Eutelsat Communications SA	479,892	16,487,060
Fonciere des Regions	93,378	7,885,193
France Telecom SA	6,742,128	76,527,005
GDF Suez	4,626,348	94,887,788
Gecina SA	74,466	8,440,187
Gemalto NV	287,226	25,568,351
Groupe Eurotunnel SA Registered	2,003,286	17,036,155
Icade	78,012	6,883,072
Iliad SA	81,558	15,111,472

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2013

Security	Shares	Value

Imerys SA	121,746	$8,044,755
JCDecaux SA	241,128	6,744,159
Klepierre	352,236	13,889,526
L’Air Liquide SA	1,128,810	144,245,610
L’Oreal SA	866,406	128,660,826
Lafarge SA	678,468	41,470,462
Lagardere SCA	430,248	15,552,406
Legrand SA	859,314	38,987,992
LVMH Moet Hennessy Louis Vuitton SA	918,414	173,097,957
Natixis	3,400,614	13,483,308
Pernod Ricard SA	767,118	96,006,504
PPR SA	273,042	58,707,312
PSA Peugeot Citroen SAa,c	953,874	7,437,261
Publicis Groupe SA	640,644	41,963,011
Remy Cointreau SA	78,012	9,952,923
Renault SA	710,382	42,828,136
Rexel SA	388,878	8,268,968
Safran SA	827,400	37,978,033
Sanofi	4,321,392	421,520,245
Schneider Electric SA	1,901,838	144,825,136
SCOR SE	596,910	17,177,196
SES SA Class A FDR	1,089,804	33,350,796
Societe BIC SA	105,198	14,159,619
Societe Generale[a]	2,546,028	114,997,607
Sodexo	334,506	29,777,133
STMicroelectronics NV	2,378,184	20,466,438
Suez Environnement SA	1,025,976	13,579,817
Technip SA	365,238	39,592,491
Thales SA	332,142	11,954,268
Total SA	7,691,274	416,874,332
Unibail-Rodamco SE	333,324	78,749,567
Vallourec SA	377,058	20,495,760
Veolia Environnement	1,251,738	16,134,730
Vinci SA	1,663,074	84,711,005
Vivendi SA	4,723,272	101,235,457
Wendel	124,110	13,463,867
Zodiac Aerospace	119,382	13,057,910

		4,000,909,473
GERMANY — 8.12%
Adidas AG	750,570	69,738,438
Allianz SE Registered	1,644,162	235,118,449
Axel Springer AG	141,840	6,630,853

Security	Shares	Value

BASF SE	3,334,422	$337,921,722
Bayer AG Registered	2,998,734	295,842,405
Bayerische Motoren Werke AG	1,219,824	122,776,682
Beiersdorf AG	360,510	31,636,862
Brenntag AG	184,392	26,268,307
Celesio AG	316,776	5,753,286
Commerzbank AGa	13,947,600	30,556,990
Continental AG	404,244	47,436,883
Daimler AG Registered	3,314,328	192,888,875
Deutsche Bank AG Registered	3,388,911	175,770,004
Deutsche Boerse AG	697,380	45,868,617
Deutsche Lufthansa AG Registered	862,860	17,129,464
Deutsche Post AG Registered	3,204,402	75,227,239
Deutsche Telekom AG Registered	10,175,838	125,059,946
E.ON SE	6,527,004	113,449,092
Fraport AG	126,474	7,665,320
Fresenius Medical Care AG & Co. KGaA	768,300	54,157,264
Fresenius SE & Co. KGaA	452,706	55,090,169
GEA Group AG	630,006	22,833,028
Hannover Rueckversicherung AG Registered	219,852	17,744,464
HeidelbergCement AG	508,260	32,005,003
Henkel AG & Co. KGaA	494,076	36,664,891
Hochtief AGa	113,472	7,397,907
Hugo Boss AGc	87,468	10,292,616
Infineon Technologies AG	4,016,436	36,227,920
K+S AG Registered	632,370	28,541,084
Kabel Deutschland Holding AG	322,686	26,158,178
Lanxess AG	303,774	25,647,707
Linde AG	673,740	122,913,380
MAN SE	152,478	18,379,247
Merck KGaA	235,218	32,710,718
METRO AG	478,710	14,773,215
Muenchener Rueckversicherungs-Gesellschaft AG Registered	645,372	118,570,306
QIAGEN NVa	860,496	18,069,525
RWE AG	1,790,730	67,343,522
Salzgitter AG	139,476	6,497,620
SAP AG	3,334,422	273,107,376
Siemens AG Registered	2,975,094	326,463,444
Suedzucker AG	281,316	12,036,167
ThyssenKrupp AGa	1,405,398	34,128,503

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2013

Security	Shares	Value

United Internet AG Registered	375,876	$8,737,410
Volkswagen AG	109,926	25,373,748

		3,394,603,846
GREECE — 0.06%
Coca-Cola Hellenic Bottling Co. SAa	711,231	18,487,876
OPAP SA	797,406	6,894,876

		25,382,752
HONG KONG — 3.16%
AIA Group Ltd.	39,242,400	156,099,290
ASM Pacific Technology Ltd.[c]	709,200	8,961,589
Bank of East Asia Ltd. (The)	5,200,840	21,392,147
BOC Hong Kong (Holdings) Ltd.	12,411,000	42,807,588
Cathay Pacific Airways Ltd.[c]	3,546,000	6,885,792
Cheung Kong (Holdings) Ltd.	5,910,000	96,931,468
Cheung Kong Infrastructure Holdings Ltd.	1,182,000	7,498,472
CLP Holdings Ltd.	6,501,000	55,282,180
First Pacific Co. Ltd.	7,092,000	9,126,189
Galaxy Entertainment Group Ltd.[a]	7,092,000	31,959,951
Hang Lung Properties Ltd.	8,274,000	31,205,532
Hang Seng Bank Ltd.[c]	2,718,600	44,518,368
Henderson Land Development Co. Ltd.	3,546,000	25,513,094
HKT Trust and HKT Ltd.	7,092,000	6,611,458
Hong Kong and China Gas Co. Ltd. (The)	20,094,374	57,001,641
Hong Kong Exchanges and Clearing Ltd.[c]	3,753,600	71,195,224
Hopewell Holdings Ltd.	1,182,000	4,877,055
Hutchison Whampoa Ltd.[c]	8,274,000	92,496,396
Hysan Development Co. Ltd.	1,411,000	7,104,577
Kerry Properties Ltd.	2,366,000	12,782,593
Li & Fung Ltd.[c]	21,276,400	29,903,006
Link REIT (The)	7,683,000	39,923,267
MGM China Holdings Ltd.	3,309,600	7,834,989
MTR Corp. Ltd.	5,910,000	24,385,275
New World Development Co. Ltd.	14,184,599	26,081,153
NWS Holdings Ltd.	5,284,000	9,429,509
Orient Overseas International Ltd.	1,056,000	7,400,374
PCCW Ltd.	12,390,000	5,479,685
Power Assets Holdings Ltd.	5,319,000	46,088,170
Sands China Ltd.[c]	8,510,400	42,905,891

Security	Shares	Value

Shangri-La Asia Ltd.[c]	5,158,666	$12,212,379
Sino Land Co. Ltd.	9,456,000	17,679,324
SJM Holdings Ltd.	7,092,000	19,340,571
Sun Hung Kai Properties Ltd.	5,910,000	97,007,672
Swire Pacific Ltd. Class A	2,955,000	37,930,533
Swire Properties Ltd.[c]	3,546,000	12,985,159
Wharf (Holdings) Ltd. (The)	5,910,912	52,207,784
Wheelock and Co. Ltd.	2,364,000	13,320,457
Wing Hang Bank Ltd.[c]	591,000	6,195,384
Wynn Macau Ltd.[a,c]	5,200,800	14,585,443
Yue Yuen Industrial (Holdings) Ltd.[c]	2,364,000	7,925,214

		1,321,071,843
IRELAND — 0.26%
CRH PLC	2,660,682	57,460,673
Elan Corp. PLC[a]	1,904,667	19,969,578
Irish Bank Resolution Corp. Ltd.[a,b]	3,570,811	48
Kerry Group PLC Class A	533,082	27,967,335
Ryanair Holdings PLC	177,504	1,325,191

		106,722,825
ISRAEL — 0.52%
Bank Hapoalim BMa	3,726,846	15,654,929
Bank Leumi le-Israel BMa,c	4,496,328	14,954,890
Bezeq The Israel Telecommunication Corp. Ltd.	6,995,076	8,193,847
Delek Group Ltd. (The)	16,548	4,065,585
Israel Chemicals Ltd.	1,634,706	21,616,311
Israel Corp. Ltd. (The)	8,680	5,914,121
Mellanox Technologies Ltd.[a,c]	131,202	6,672,814
Mizrahi Tefahot Bank Ltd.[a]	418,428	4,419,439
NICE Systems Ltd.[a]	229,308	8,391,989
Teva Pharmaceutical Industries Ltd.	3,432,528	127,282,903

		217,166,828
ITALY — 2.33%
Assicurazioni Generali SpA	4,224,468	80,910,820
Atlantia SpA	1,166,427	21,580,474
Banca Monte dei Paschi di Siena SpA[a,c]	24,389,388	8,163,973
Banco Popolare Scrl[a]	6,528,186	13,602,178
Enel Green Power SpA	6,272,874	12,933,971
Enel SpA	23,805,480	103,791,082
Eni SpA	9,185,322	230,536,056
Exor SpA	247,038	7,306,822

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2013

Security	Shares	Value

Fiat Industrial SpA	3,112,206	$40,069,436
Fiat SpA[a]	3,352,152	20,475,937
Finmeccanica SpA[a]	1,478,682	9,714,662
Intesa Sanpaolo SpA	36,749,562	74,925,502
Intesa Sanpaolo SpA RNC	3,285,960	5,579,909
Luxottica Group SpA	586,272	26,969,835
Mediobanca SpA	1,908,930	14,031,239
Pirelli & C. SpA[c]	903,048	11,075,072
Prysmian SpA	737,568	15,778,505
Saipem SpA	965,694	27,396,393
Snam SpA	6,084,936	30,759,073
Telecom Italia SpA	34,001,412	33,784,352
Telecom Italia SpA RNC	21,945,012	18,766,528
Tenaris SA	1,709,172	35,821,241
Terna SpA	4,673,628	19,691,709
UniCredit SpA[a]	14,744,268	95,185,901
Unione di Banche Italiane SpA	3,151,212	16,451,082

		975,301,752
JAPAN — 19.68%
ABC-MART Inc.	18,700	713,083
Acom Co. Ltd.[a]	94,560	2,474,351
Advantest Corp.	476,400	6,478,330
AEON Co. Ltd.	1,891,200	21,510,690
AEON Credit Service Co. Ltd.[c]	354,690	7,361,197
AEON Mall Co. Ltd.	354,600	8,567,751
Air Water Inc.	114,000	1,460,289
Aisin Seiki Co. Ltd.	709,200	23,220,355
Ajinomoto Co. Inc.	2,364,000	32,146,877
Alfresa Holdings Corp.	118,200	5,193,754
All Nippon Airways Co. Ltd.[c]	3,546,000	6,955,227
Amada Co. Ltd.	2,364,000	14,817,094
Aozora Bank Ltd.	3,546,000	9,985,996
Asahi Glass Co. Ltd.	3,961,000	26,302,498
Asahi Group Holdings Ltd.	1,182,000	25,113,938
Asahi Kasei Corp.	4,728,000	27,354,635
ASICS Corp.	354,600	5,055,168
Astellas Pharma Inc.	1,536,690	78,383,651
Bank of Kyoto Ltd. (The)	2,175,000	18,041,584
Bank of Yokohama Ltd. (The)	4,728,000	22,640,105
Benesse Holdings Inc.	236,400	10,335,700
Bridgestone Corp.	2,245,800	58,888,882
Brother Industries Ltd.	709,200	7,545,838
Canon Inc.	4,137,000	152,542,242

Security	Shares	Value

Casio Computer Co. Ltd.[c]	714,600	$6,170,335
Central Japan Railway Co.	591,000	51,808,021
Chiba Bank Ltd. (The)	3,546,000	22,147,929
Chiyoda Corp.	331,000	4,160,169
Chubu Electric Power Co. Inc.	2,364,000	29,919,132
Chugai Pharmaceutical Co. Ltd.	709,200	14,617,633
Chugoku Bank Ltd. (The)	16,000	221,083
Chugoku Electric Power Co. Inc. (The)	945,600	12,454,648
Citizen Holdings Co. Ltd.	827,400	4,759,862
Coca-Cola West Co. Ltd.	413,400	6,536,667
Cosmo Oil Co. Ltd.	1,182,000	2,668,113
Credit Saison Co. Ltd.	472,800	10,014,490
Dai Nippon Printing Co. Ltd.	2,364,000	19,143,064
Dai-ichi Life Insurance Co. Ltd. (The)	29,550	42,450,197
Daicel Corp.	1,182,000	8,276,331
Daido Steel Co. Ltd.	1,182,000	5,297,370
Daihatsu Motor Co. Ltd.	486,000	10,128,994
Daiichi Sankyo Co. Ltd.	2,364,095	40,101,020
Daikin Industries Ltd.	827,400	31,641,749
Dainippon Sumitomo Pharma Co. Ltd.	236,400	3,336,437
Daito Trust Construction Co. Ltd.	354,600	35,048,126
Daiwa House Industry Co. Ltd.	2,364,000	43,492,834
Daiwa Securities Group Inc.	5,930,000	34,503,945
Dena Co. Ltd.	361,300	11,449,481
Denki Kagaku Kogyo K.K.	1,182,000	4,274,162
Denso Corp.	1,773,000	66,443,787
Dentsu Inc.	709,200	19,855,424
Don Quijote Co. Ltd.	118,200	4,714,530
East Japan Railway Co.	1,300,200	88,047,732
Eisai Co. Ltd.	945,600	41,446,417
Electric Power Development Co. Ltd.	472,800	10,864,142
FamilyMart Co. Ltd.	236,400	9,532,676
FANUC Corp.	709,200	110,739,645
Fast Retailing Co. Ltd.	236,400	62,376,857
Fuji Electric Co. Ltd.	2,364,000	5,543,458
Fuji Heavy Industries Ltd.	2,364,000	31,887,837
FUJIFILM Holdings Corp.	1,654,800	33,037,975
Fujitsu Ltd.	7,092,000	28,753,452
Fukuoka Financial Group Inc.	3,546,000	14,959,566
Furukawa Electric Co. Ltd.[a]	2,364,000	4,792,242
Gree Inc.[c]	354,600	5,284,418

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2013

Security	Shares	Value

GS Yuasa Corp.[c]	1,182,000	$4,222,354
Gunma Bank Ltd. (The)	2,193,000	10,621,368
Hachijuni Bank Ltd. (The)	1,182,000	5,932,018
Hakuhodo DY Holdings Inc.	63,300	4,314,333
Hamamatsu Photonics K.K.	236,400	9,053,452
Hankyu Hanshin Holdings Inc.	4,728,000	25,852,202
Hino Motors Ltd.	1,182,000	12,433,925
Hirose Electric Co. Ltd.	118,200	14,078,830
Hiroshima Bank Ltd. (The)	1,182,000	5,038,330
Hisamitsu Pharmaceutical Co. Inc.	118,200	6,340,007
Hitachi Chemical Co. Ltd.	236,400	3,333,846
Hitachi Construction Machinery Co. Ltd.[c]	355,800	8,183,478
Hitachi High-Technologies Corp.	236,400	4,711,939
Hitachi Ltd.	16,548,000	98,279,816
Hitachi Metals Ltd.	248,000	2,133,246
Hokkaido Electric Power Co. Inc.	591,000	5,672,978
Hokuriku Electric Power Co.	472,800	5,222,249
Honda Motor Co. Ltd.	5,910,000	226,983,892
Hoya Corp.	1,536,600	29,718,376
Hulic Co. Ltd.	827,400	5,249,448
IBIDEN Co. Ltd.	358,500	5,118,623
Idemitsu Kosan Co. Ltd.	118,200	10,387,508
IHI Corp.	3,546,000	9,208,876
INPEX Corp.	8,274	48,051,939
Isetan Mitsukoshi Holdings Ltd.	1,182,000	11,695,661
Isuzu Motors Ltd.	4,728,000	29,685,996
ITOCHU Corp.	5,082,600	57,587,206
Itochu Techno-Solutions Corp.	118,200	5,141,946
Iyo Bank Ltd. (The)	107,000	877,011
J. Front Retailing Co. Ltd.	2,018,600	11,103,848
Japan Airlines Co. Ltd.[a]	236,400	9,791,716
Japan Petroleum Exploration Co. Ltd.	118,200	4,364,826
Japan Prime Realty Investment Corp.	1,182	3,367,521
Japan Real Estate Investment Corp.	1,274	12,899,145
Japan Retail Fund Investment Corp.	4,728	8,973,149
Japan Steel Works Ltd. (The)	1,182,000	6,838,659
Japan Tobacco Inc.	3,191,400	99,560,769
JFE Holdings Inc.	1,773,075	37,866,789
JGC Corp.	1,182,000	33,532,742
Joyo Bank Ltd. (The)	2,364,000	11,112,820

Security	Shares	Value

JSR Corp.	622,300	$12,315,076
JTEKT Corp.	709,200	7,584,694
Jupiter Telecommunications Co. Ltd.	5,910	7,091,223
JX Holdings Inc.	7,801,200	46,160,947
Kajima Corp.	3,546,000	10,646,548
Kamigumi Co. Ltd.	1,182,000	9,662,196
Kaneka Corp.	1,182,000	6,333,531
Kansai Electric Power Co. Inc. (The)	2,718,600	25,916,963
Kansai Paint Co. Ltd.	323,000	3,599,507
Kao Corp.	1,891,200	54,377,699
Kawasaki Heavy Industries Ltd.	4,728,000	14,661,670
KDDI Corp.	1,063,800	79,266,272
Keikyu Corp.	2,364,000	20,101,512
Keio Corp.	2,364,000	17,588,823
Keisei Electric Railway Co. Ltd.	506,000	4,496,669
Keyence Corp.	160,023	44,485,903
Kikkoman Corp.	1,182,000	17,731,295
Kinden Corp.	1,182,000	7,861,867
Kintetsu Corp.[c]	5,910,000	24,349,770
Kirin Holdings Co. Ltd.	3,546,000	44,334,714
Kobe Steel Ltd.[a]	9,456,000	11,708,613
Koito Manufacturing Co. Ltd.	125,000	2,086,073
Komatsu Ltd.	3,309,600	88,306,772
Konami Corp.	354,600	7,518,639
Konica Minolta Holdings Inc.	1,773,000	14,124,162
Kubota Corp.	4,728,000	54,087,574
Kuraray Co. Ltd.	1,182,000	15,205,654
Kurita Water Industries Ltd.	472,800	9,304,721
Kyocera Corp.	591,000	53,556,542
Kyowa Hakko Kirin Co. Ltd.	1,182,000	11,190,533
Kyushu Electric Power Co. Inc.	1,536,600	14,800,256
Lawson Inc.	236,400	17,174,359
LIXIL Group Corp.	945,680	22,009,909
M3 Inc.	1,182	1,931,144
Makita Corp.	354,600	17,310,355
Marubeni Corp.	5,910,000	43,453,978
Marui Group Co. Ltd.	709,200	5,774,004
Maruichi Steel Tube Ltd.	118,200	2,634,438
Mazda Motor Corp.[a]	9,456,000	25,489,546
McDonald’s Holdings Co. (Japan) Ltd.	175,700	4,518,605
Medipal Holdings Corp.	354,600	4,499,527
Meiji Holdings Co. Ltd.	273,852	12,153,195
Miraca Holdings Inc.	236,400	9,882,380

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2013

Security	Shares	Value

Mitsubishi Chemical Holdings Corp.	4,137,000	$19,220,776
Mitsubishi Corp.	4,964,400	104,880,158
Mitsubishi Electric Corp.	7,501,000	62,220,655
Mitsubishi Estate Co. Ltd.	4,728,000	114,702,959
Mitsubishi Gas Chemical Co. Inc.	2,364,000	15,827,350
Mitsubishi Heavy Industries Ltd.	10,638,000	57,001,775
Mitsubishi Materials Corp.	4,728,000	15,179,750
Mitsubishi Motors Corp.[a]	14,184,000	14,765,286
Mitsubishi Tanabe Pharma Corp.	945,600	12,713,688
Mitsubishi UFJ Financial Group Inc.	45,152,480	257,773,856
Mitsubishi UFJ Lease & Finance Co. Ltd.	212,760	9,686,805
Mitsui & Co. Ltd.	6,146,400	93,010,940
Mitsui Chemicals Inc.	2,987,000	7,102,553
Mitsui Fudosan Co. Ltd.	3,546,000	81,170,217
Mitsui O.S.K. Lines Ltd.	3,619,000	11,936,434
Mizuho Financial Group Inc.	80,021,460	160,463,809
MS&AD Insurance Group Holdings Inc.	1,891,288	39,769,687
Murata Manufacturing Co. Ltd.	709,200	43,751,874
Nabtesco Corp.	354,600	7,390,414
Namco Bandai Holdings Inc.	709,200	10,125,878
NEC Corp.[a]	9,192,000	22,461,275
Nexon Co. Ltd.[a]	354,600	3,734,063
NGK Insulators Ltd.	1,182,000	13,793,886
NGK Spark Plug Co. Ltd.	524,000	6,660,530
NHK Spring Co. Ltd.	354,600	3,112,367
Nidec Corp.	354,600	20,360,552
Nikon Corp.	1,182,000	33,817,686
Nintendo Co. Ltd.	370,500	36,213,675
Nippon Building Fund Inc.	2,364	24,427,482
Nippon Electric Glass Co. Ltd.	1,317,500	6,352,181
Nippon Express Co. Ltd.	3,546,000	14,687,574
Nippon Meat Packers Inc.	1,182,000	16,021,630
Nippon Paper Group Inc.[c]	355,500	5,060,207
Nippon Steel & Sumitomo Metal Corp.	27,592,350	76,494,242
Nippon Telegraph and Telephone Corp.	1,536,600	64,488,034
Nippon Yusen K.K.	5,910,000	14,182,446
Nishi-Nippon City Bank Ltd. (The)	3,547,000	9,211,473
Nissan Motor Co. Ltd.	8,865,000	90,923,077
Nisshin Seifun Group Inc.	1,182,200	14,418,021

Security	Shares	Value

Nissin Foods Holdings Co. Ltd.	236,400	$9,001,644
Nitori Holdings Co. Ltd.	118,200	9,053,452
Nitto Denko Corp.	472,800	26,732,939
NKSJ Holdings Inc.	1,182,050	24,881,855
NOK Corp.	472,800	7,071,795
Nomura Holdings Inc.	13,002,000	74,940,302
Nomura Real Estate Holdings Inc.	236,400	4,318,199
Nomura Real Estate Office Fund Inc.	152	897,743
Nomura Research Institute Ltd.	354,600	8,140,335
NSK Ltd.	2,364,000	16,759,895
NTT Data Corp.	4,728	14,469,980
NTT DOCOMO Inc.	53,190	80,956,509
NTT Urban Development Corp.	1,182	1,183,813
Obayashi Corp.	2,364,000	12,148,981
Odakyu Electric Railway Co. Ltd.	2,364,000	23,728,074
Oji Holdings Corp.	3,546,000	11,501,381
Olympus Corp.[a]	749,800	16,654,006
Omron Corp.	709,200	16,894,596
Ono Pharmaceutical Co. Ltd.	236,400	12,472,781
Oracle Corp. Japan	118,200	4,934,714
Oriental Land Co. Ltd.	236,400	31,499,277
ORIX Corp.	354,600	37,962,327
Osaka Gas Co. Ltd.	7,092,000	26,655,227
Otsuka Corp.	7,600	623,756
Otsuka Holdings Co. Ltd.	1,182,000	38,182,511
Panasonic Corp.	7,919,468	51,893,950
PARK24 Co. Ltd.	118,200	2,138,376
Rakuten Inc.	2,482,200	22,711,341
Resona Holdings Inc.	6,146,400	27,411,624
Ricoh Co. Ltd.[c]	2,364,000	26,318,475
Rinnai Corp.	118,200	8,366,995
Rohm Co. Ltd.	354,600	11,812,229
Sankyo Co. Ltd.	236,400	9,429,060
Sanrio Co. Ltd.[c]	118,200	4,733,958
Santen Pharmaceutical Co. Ltd.	236,400	9,752,860
SBI Holdings Inc.	709,280	5,883,464
Secom Co. Ltd.	827,400	41,342,801
Sega Sammy Holdings Inc.	591,038	10,465,893
Sekisui Chemical Co. Ltd.	2,364,000	22,821,433
Sekisui House Ltd.	2,364,000	26,059,435
Seven & I Holdings Co. Ltd.	2,600,480	79,273,892
Seven Bank Ltd.	1,063,800	2,576,154

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2013

Security	Shares	Value

Sharp Corp.[c]	3,546,000	$12,084,221
Shikoku Electric Power Co. Inc.	591,000	7,253,123
Shimadzu Corp.	492,000	3,299,408
Shimamura Co. Ltd.	118,200	11,630,901
Shimano Inc.	354,600	24,246,154
Shimizu Corp.	2,364,000	7,667,587
Shin-Etsu Chemical Co. Ltd.	1,418,400	86,882,051
Shinsei Bank Ltd.	4,728,000	9,688,100
Shionogi & Co. Ltd.	1,063,800	19,047,219
Shiseido Co. Ltd.	1,182,000	16,410,191
Shizuoka Bank Ltd. (The)	2,727,000	25,757,988
Showa Denko K.K.	4,744,000	7,277,668
Showa Shell Sekiyu K.K.	472,800	2,745,825
SMC Corp.	236,400	40,980,145
SoftBank Corp.	3,427,800	122,448,258
Sojitz Corp.	2,955,000	4,436,062
Sony Corp.	3,546,000	52,921,893
Sony Financial Holdings Inc.	709,200	11,998,738
Square Enix Holdings Co. Ltd.	236,400	2,940,105
Stanley Electric Co. Ltd.	622,300	10,194,373
Sumco Corp.[a]	354,600	3,687,436
Sumitomo Chemical Co. Ltd.	4,728,000	13,832,742
Sumitomo Corp.	3,782,400	48,989,665
Sumitomo Electric Industries Ltd.	2,600,400	29,320,749
Sumitomo Heavy Industries Ltd.	1,182,000	5,232,610
Sumitomo Metal Mining Co. Ltd.	2,364,000	36,861,407
Sumitomo Mitsui Financial Group Inc.	4,728,000	190,135,437
Sumitomo Mitsui Trust Holdings Inc.	9,456,600	35,024,444
Sumitomo Realty & Development Co. Ltd.	1,300,000	39,672,365
Sumitomo Rubber Industries Inc.	591,000	7,894,247
Suruga Bank Ltd.	1,182,000	15,438,790
Suzuken Co. Ltd.	354,640	10,888,684
Suzuki Motor Corp.	1,182,000	30,994,149
Sysmex Corp.	236,400	11,307,101
T&D Holdings Inc.	1,891,200	23,396,502
Taiheiyo Cement Corp.	3,546,000	9,675,148
Taisei Corp.	2,364,000	7,071,795
Taisho Pharmaceutical Holdings Co. Ltd.	236,400	16,345,431
Taiyo Nippon Sanso Corp.	1,182,000	7,926,627
Takashimaya Co. Ltd.	1,282,000	9,454,153

Security	Shares	Value

Takeda Pharmaceutical Co. Ltd.	2,836,800	$146,098,619
TDK Corp.	591,000	21,921,269
Teijin Ltd.	3,546,000	8,159,763
Terumo Corp.	591,000	25,904,011
THK Co. Ltd.	354,600	6,170,335
Tobu Railway Co. Ltd.	3,558,000	19,142,867
Toho Co. Ltd.	591,000	11,326,529
Toho Gas Co. Ltd.	1,182,000	6,333,531
Tohoku Electric Power Co. Inc.[a]	1,654,800	13,490,809
Tokio Marine Holdings Inc.	2,482,200	73,519,467
Tokyo Electric Power Co. Inc.[a]	5,200,800	12,138,619
Tokyo Electron Ltd.	591,000	25,385,930
Tokyo Gas Co. Ltd.	8,274,000	39,076,200
Tokyu Corp.	4,728,000	25,748,586
Tokyu Land Corp.	2,364,000	16,889,415
TonenGeneral Sekiyu K.K.	1,182,000	10,322,748
Toppan Printing Co. Ltd.	2,364,000	14,687,574
Toray Industries Inc.	5,910,000	34,193,294
Toshiba Corp.	14,184,000	63,102,170
TOTO Ltd.	1,182,000	9,377,252
Toyo Seikan Kaisha Ltd.	591,000	7,557,495
Toyo Suisan Kaisha Ltd.	145,000	4,032,544
Toyoda Gosei Co. Ltd.	236,400	5,248,153
Toyota Boshoku Corp.	118,200	1,549,060
Toyota Industries Corp.	709,200	23,585,602
Toyota Motor Corp.	9,928,800	474,898,225
Toyota Tsusho Corp.	827,400	19,701,295
Trend Micro Inc.	354,600	10,378,442
Tsumura & Co.	236,400	7,797,107
Ube Industries Ltd.	3,546,000	7,382,643
Unicharm Corp.	472,800	25,126,890
Ushio Inc.	354,600	3,838,974
USS Co. Ltd.	82,740	9,302,130
West Japan Railway Co.	591,000	23,378,369
Yahoo! Japan Corp.	47,280	18,624,984
Yakult Honsha Co. Ltd.	236,400	9,985,996
Yamada Denki Co. Ltd.[c]	307,320	11,853,675
Yamaguchi Financial Group Inc.	1,182,000	11,410,717
Yamaha Corp.	622,100	6,598,650
Yamaha Motor Co. Ltd.	945,600	12,029,822
Yamato Holdings Co. Ltd.	1,418,400	23,888,678
Yamato Kogyo Co. Ltd.	118,200	3,389,540
Yamazaki Baking Co. Ltd.	63,000	706,903

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2013

Security	Shares	Value

Yaskawa Electric Corp.	1,182,000	$11,073,964
Yokogawa Electric Corp.	709,200	7,918,856

		8,224,902,371
NETHERLANDS — 2.55%
AEGON NV	6,368,616	42,601,346
Akzo Nobel NV	869,952	59,504,144
ASML Holding NV	1,146,540	86,064,075
Corio NV	235,218	11,419,217
D.E Master Blenders 1753 NVa	2,167,788	26,736,041
Delta Lloyd NV	527,172	10,368,795
Fugro NV CVA	254,130	15,397,104
Heineken Holding NV	369,966	21,857,886
Heineken NV	830,946	58,415,255
ING Groep NV CVA[a]	13,920,414	140,753,009
Koninklijke Ahold NV	3,648,834	53,590,638
Koninklijke DSM NV	563,814	34,558,053
Koninklijke KPN NV	3,737,484	21,033,726
Koninklijke Philips Electronics NV	3,750,486	117,141,756
Randstad Holding NV	440,886	18,276,915
Reed Elsevier NV	2,452,650	38,102,979
Royal Boskalis Westminster NV CVA	261,222	11,960,068
Royal Vopak NV	242,310	16,540,953
TNT Express NV	1,172,544	9,006,922
Unilever NV CVA	5,891,088	238,297,418
Wolters Kluwer NV	1,089,804	22,085,934
Ziggo NV	418,428	13,344,544

		1,067,056,778
NEW ZEALAND — 0.13%
Auckland International Airport Ltd.	3,138,210	7,476,450
Contact Energy Ltd.[a]	809,670	3,551,721
Fletcher Building Ltd.	2,531,844	20,255,092
SKYCITY Entertainment Group Ltd.	2,113,416	7,050,759
Telecom Corp. of New Zealand Ltd.	7,324,854	14,926,949

		53,260,971
NORWAY — 0.94%
Aker Solutions ASA	608,730	13,287,771
DNB ASA	3,562,548	49,717,993
Gjensidige Forsikring ASA	722,202	11,332,125
Norsk Hydro ASA[c]	3,358,062	16,052,842
Orkla ASA	2,790,702	24,570,840
Seadrill Ltd.	1,290,744	50,998,352

Security	Shares	Value

Statoil ASA	4,050,714	$107,659,927
Subsea 7 SA	1,034,250	24,975,632
Telenor ASA	2,576,760	56,717,950
Yara International ASA	686,742	36,567,197

		391,880,629
PORTUGAL — 0.19%
Banco Espirito Santo SA Registered[a]	7,392,228	10,485,743
Energias de Portugal SA	6,914,700	22,291,768
Galp Energia SGPS SA Class B	965,694	15,684,107
Jeronimo Martins SGPS SA	789,576	16,778,556
Portugal Telecom SGPS SA Registered[c]	2,348,634	13,708,545

		78,948,719
SINGAPORE — 1.79%
Ascendas REIT	5,910,000	12,079,738
CapitaCommercial Trust[c]	4,728,000	6,359,767
CapitaLand Ltd.	8,274,000	26,737,761
CapitaMall Trust Management Ltd.	7,092,000	12,146,583
CapitaMalls Asia Ltd.	4,728,000	8,250,509
City Developments Ltd.	2,364,000	22,326,030
ComfortDelGro Corp. Ltd.	8,274,000	12,900,969
DBS Group Holdings Ltd.	7,092,000	85,713,621
Fraser and Neave Ltd.	3,484,150	26,881,267
Genting Singapore PLC[c]	21,276,000	26,642,269
Global Logistic Properties Ltd.	7,092,000	15,813,476
Golden Agri-Resources Ltd.	22,458,194	11,521,210
Hutchison Port Holdings Trust	18,912,000	15,507,840
Jardine Cycle & Carriage Ltd.	162,000	6,623,703
Keppel Corp. Ltd.	5,180,000	48,125,707
Keppel Land Ltd.	1,182,000	4,067,959
Noble Group Ltd.	14,184,727	13,980,746
Olam International Ltd.[c]	4,728,000	6,168,783
Oversea-Chinese Banking Corp. Ltd.	10,638,200	84,053,640
SembCorp Industries Ltd.	2,364,000	10,465,923
SembCorp Marine Ltd.[c]	2,364,000	9,033,543
Singapore Airlines Ltd.	2,364,200	20,990,918
Singapore Exchange Ltd.	3,546,000	22,316,481
Singapore Press Holdings Ltd.[c]	6,846,750	22,678,684
Singapore Technologies Engineering Ltd.	5,910,000	18,716,432
Singapore Telecommunications Ltd.	28,368,285	80,214,088

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2013

Security	Shares	Value

StarHub Ltd.	1,182,000	$3,724,188
United Overseas Bank Ltd.	4,728,000	72,000,970
UOL Group Ltd.	3,421,000	17,273,590
Wilmar International Ltd.	7,092,000	21,886,767
Yangzijiang Shipbuilding (Holdings) Ltd.[c]	5,205,000	4,120,940

		749,324,102
SPAIN — 3.02%
Abertis Infraestructuras SA	1,286,016	22,029,939
Acciona SA	92,196	7,411,192
Actividades de Construcciones y Servicios SAc	534,264	12,814,452
Amadeus IT Holding SA Class A	1,135,902	28,486,092
Banco Bilbao Vizcaya Argentaria SA	19,673,208	195,609,694
Banco de Sabadell SAa	10,160,472	27,211,252
Banco Popular Espanol SA	19,706,304	17,761,548
Banco Santander SA	37,257,822	312,495,106
Bankia SAa,c	3,767,034	2,612,931
CaixaBank[c]	2,995,562	11,820,366
Distribuidora Internacional de Alimentacion SA	2,210,340	16,333,707
Enagas SA	679,650	16,080,156
Ferrovial SA	1,438,494	23,050,567
Gas Natural SDG SA	1,260,012	25,150,538
Grifols SAa	546,084	18,568,411
Iberdrola SA	14,976,996	80,749,811
Industria de Diseno Textil SA	787,212	110,275,482
International Consolidated Airlines Group SAa	3,595,644	12,182,287
Mapfre SAc	2,813,160	8,671,997
Red Electrica Corporacion SA	393,606	21,910,841
Repsol SA	3,037,800	67,811,073
Telefonica SA	14,816,370	214,793,250
Zardoya Otis SA	543,720	8,347,289

		1,262,177,981
SWEDEN — 3.22%
Alfa Laval AB	1,222,188	26,083,690
Assa Abloy AB Class B	1,187,910	44,431,579
Atlas Copco AB Class A	2,347,452	66,884,545
Atlas Copco AB Class B	1,496,412	38,144,619
Boliden AB	975,150	18,022,291
Electrolux AB Class B	869,952	22,968,669

Security	Shares	Value

Elekta AB Class B	1,347,480	$20,032,941
Getinge AB Class B	741,114	22,851,529
Hennes & Mauritz AB Class B	3,443,166	126,729,028
Hexagon AB Class B	882,954	23,700,483
Husqvarna AB Class B	1,508,232	9,748,956
Industrivarden AB Class C	432,612	7,587,418
Investment AB Kinnevik Class B	722,202	16,638,873
Investor AB Class B	1,613,430	45,793,003
Lundin Petroleum ABa	809,670	20,779,040
Millicom International Cellular SA SDR	230,490	21,226,625
Nordea Bank AB	9,489,096	104,612,545
Ratos AB Class B	737,568	7,105,486
Sandvik AB	3,653,562	58,623,734
Scania AB Class B	1,157,178	23,732,415
Securitas AB Class B	1,154,814	10,789,347
Skandinaviska Enskilda Banken AB Class A	5,095,602	51,051,316
Skanska AB Class B	1,354,572	23,012,248
SKF AB Class B	1,424,310	35,321,796
Svenska Cellulosa AB Class B	2,098,050	50,843,034
Svenska Handelsbanken AB Class A	1,781,274	72,783,901
Swedbank AB Class A	2,906,538	68,517,028
Swedish Match AB	760,026	28,499,034
Tele2 AB Class B	1,160,724	20,813,536
Telefonaktiebolaget LM Ericsson Class B	11,081,250	128,869,969
TeliaSonera AB	7,844,934	56,576,829
Volvo AB Class B	5,076,690	75,076,068

		1,347,851,575
SWITZERLAND — 8.93%
ABB Ltd. Registered[a]	7,992,684	171,353,313
Actelion Ltd. Registered[a]	403,062	19,964,960
Adecco SA Registered[a]	489,348	28,108,622
Aryzta AGa	319,140	17,928,623
Baloise Holding AG Registered	185,574	16,794,396
Banque Cantonale Vaudoise Registered	10,638	5,681,194
Barry Callebaut AG Registered[a]	7,092	7,138,735
Compagnie Financiere Richemont SA Class A Bearer	1,894,746	155,762,480
Credit Suisse Group AG Registered	4,580,250	135,319,852
EMS-Chemie Holding AG Registered	17,730	4,507,957

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2013

Security	Shares	Value

Geberit AG Registered[a]	133,566	$31,216,743
Givaudan SA Registered[a]	30,732	34,157,918
Holcim Ltd. Registered[a]	834,492	64,935,484
Julius Baer Group Ltd.[a]	817,944	33,463,387
Kuehne & Nagel International AG Registered	189,120	22,204,204
Lindt & Spruengli AG Participation Certificates	3,008	10,769,995
Lindt & Spruengli AG Registered	114	4,632,620
Lonza Group AG Registered[a]	202,122	11,898,670
Nestle SA Registered	11,700,618	821,163,636
Novartis AG Registered	8,362,650	569,450,082
Pargesa Holding SA Bearer	87,468	6,489,252
Partners Group Holding AG	56,736	13,316,291
Roche Holding AG Genusschein	2,553,120	564,742,853
Schindler Holding AG Participation Certificates	212,760	31,545,964
Schindler Holding AG Registered	34,278	4,954,404
SGS SA Registered	18,912	45,031,539
Sika AG Bearer	7,092	17,883,835
Sonova Holding AG Registered[a]	180,846	20,914,974
Sulzer AG Registered	87,468	13,756,637
Swatch Group AG (The) Bearer	108,744	59,644,979
Swatch Group AG (The) Registered	185,574	17,456,796
Swiss Life Holding AG Registered[a]	114,654	17,226,433
Swiss Prime Site AG Registered	198,920	16,811,526
Swiss Re AGa	1,281,288	95,340,211
Swisscom AG Registered	86,286	38,238,771
Syngenta AG Registered	341,598	147,406,759
Transocean Ltd.	1,306,110	74,091,797
UBS AG Registered[a]	13,234,854	229,375,064
Zurich Insurance Group AGa	534,264	153,619,237

		3,734,300,193
UNITED KINGDOM — 22.17%
3i Group PLC	3,586,188	14,964,814
Aberdeen Asset Management PLC	3,131,118	19,976,058
Admiral Group PLC	737,568	14,301,477
Aggreko PLC	975,150	24,690,434
AMEC PLC	1,140,630	19,548,924
Anglo American PLC	5,018,772	150,108,974
Antofagasta PLC	1,423,128	25,766,916
ARM Holdings PLC	5,025,864	68,766,023
Associated British Foods PLC	1,297,836	35,988,356

Security	Shares	Value

AstraZeneca PLC	4,530,606	$219,298,409
Aviva PLC	10,646,274	61,895,764
Babcock International Group PLC	1,290,744	21,241,728
BAE Systems PLC	11,706,528	63,030,125
Balfour Beatty PLC	2,449,104	10,301,414
Barclays PLC	42,062,652	200,731,499
BG Group PLC	12,295,164	218,325,634
BHP Billiton PLC	7,617,990	260,521,112
BP PLC	68,837,316	509,401,988
British American Tobacco PLC	7,041,174	366,495,241
British Land Co. PLC	2,989,278	26,635,141
British Sky Broadcasting Group PLC	3,934,878	51,000,145
BT Group PLC	28,641,042	112,886,581
Bunzl PLC	1,198,548	21,529,687
Burberry Group PLC	1,601,610	34,457,915
Capita PLC	2,371,092	29,585,269
Capital Shopping Centres Group PLC	2,040,132	11,521,382
Carnival PLC	659,556	26,780,189
Centrica PLC	18,812,712	104,452,762
Cobham PLC	3,881,688	13,028,483
Compass Group PLC	6,803,592	82,410,776
Croda International PLC	504,714	19,396,812
Diageo PLC	9,091,944	270,566,115
Eurasian Natural Resources Corp.	949,146	4,962,906
Evraz PLC	1,254,102	5,736,290
Experian PLC	3,658,290	62,698,363
Fresnillo PLC	640,644	16,840,449
G4S PLC	5,131,062	22,558,463
GKN PLC	5,952,552	22,725,427
GlaxoSmithKline PLC	18,036,138	413,346,273
Glencore International PLC	13,747,842	85,758,359
Hammerson PLC	2,485,746	19,141,556
Hargreaves Lansdown PLC	782,484	8,572,468
HSBC Holdings PLC	66,125,808	751,381,982
ICAP PLC	1,994,034	10,312,617
IMI PLC	1,165,452	21,618,852
Imperial Tobacco Group PLC	3,596,826	133,725,631
Inmarsat PLC	1,660,710	16,982,667
InterContinental Hotels Group PLC	998,790	29,390,335
Intertek Group PLC	587,454	28,956,560
Invensys PLC	2,927,814	15,968,139
Investec PLC	1,984,578	14,533,443

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2013

Security	Shares	Value

ITV PLC	13,671,012	$24,882,553
J Sainsbury PLC	4,411,224	23,128,405
Johnson Matthey PLC	755,298	27,123,075
Kazakhmys PLC	769,482	8,905,816
Kingfisher PLC	8,606,142	36,799,493
Land Securities Group PLC	2,771,790	35,288,098
Legal & General Group PLC	21,552,588	52,075,899
Lloyds Banking Group PLC[a]	152,857,422	125,196,824
London Stock Exchange Group PLC	643,008	12,274,258
Marks & Spencer Group PLC	5,854,446	35,243,480
Meggitt PLC	2,788,338	19,230,344
Melrose Industries PLC	4,410,042	16,319,091
National Grid PLC	13,179,300	144,489,707
Next PLC	607,548	39,088,141
Old Mutual PLC	17,896,662	53,173,348
Pearson PLC	2,938,452	55,625,677
Petrofac Ltd.	937,326	24,342,038
Prudential PLC	9,279,882	140,948,463
Randgold Resources Ltd.	313,230	29,647,636
Reckitt Benckiser Group PLC	2,348,634	156,467,366
Reed Elsevier PLC	4,384,038	47,751,105
Resolution Ltd.	5,112,150	21,275,770
Rexam PLC	2,827,581	21,002,792
Rio Tinto PLC	4,837,926	273,062,209
Rolls-Royce Holdings PLC[a]	6,765,768	101,475,364
Royal Bank of Scotland Group PLC[a]	7,617,990	41,463,560
Royal Dutch Shell PLC Class A	13,471,254	478,632,585
Royal Dutch Shell PLC Class B	9,478,458	344,733,496
RSA Insurance Group PLC	12,899,166	26,933,934
SABMiller PLC	3,469,170	173,256,093
Sage Group PLC (The)	4,621,620	23,645,341
Schroders PLC	406,608	12,474,101
SEGRO PLC	2,671,320	10,511,872
Serco Group PLC	1,765,908	15,524,657
Severn Trent PLC	873,498	22,462,865
Shire PLC	2,056,680	68,899,902
Smith & Nephew PLC	3,290,688	37,903,098
Smiths Group PLC	1,412,490	27,477,823
SSE PLC	3,440,802	77,409,535
Standard Chartered PLC	8,652,240	230,114,225
Standard Life PLC	8,653,422	47,414,808

Security	Shares	Value

Tate & Lyle PLC	1,684,350	$21,697,420
Tesco PLC	29,111,478	164,449,462
TUI Travel PLC	1,705,626	7,863,766
Tullow Oil PLC	3,284,778	59,265,324
Unilever PLC	4,654,716	189,439,892
United Utilities Group PLC	2,508,204	29,108,935
Vedanta Resources PLC	392,424	7,490,907
Vodafone Group PLC	178,006,836	485,702,045
Weir Group PLC (The)	769,482	24,204,299
Whitbread PLC	640,644	26,103,712
Wm Morrison Supermarkets PLC	8,414,658	33,485,946
Wolseley PLC	992,880	46,359,041
WPP PLC	4,584,978	72,074,619
Xstrata PLC	7,558,806	141,592,192

		9,267,329,334

TOTAL COMMON STOCKS
(Cost: $39,391,283,550)		41,385,841,147

PREFERRED STOCKS — 0.63%

GERMANY — 0.62%
Bayerische Motoren Werke AG	171,390	11,727,616
Henkel AG & Co. KGaA	624,096	55,089,993
Porsche Automobil Holding SE	559,086	48,645,672
ProSiebenSat.1 Media AG	327,414	11,195,229
RWE AG NVS	115,836	4,081,052
Volkswagen AG	524,808	129,758,909

		260,498,471
UNITED KINGDOM — 0.01%
Rexam PLC Class Ba	3,152,388	2,249,078

		2,249,078

TOTAL PREFERRED STOCKS
(Cost: $143,367,268)		262,747,549

RIGHTS — 0.02%

SPAIN — 0.02%
Banco Santander SAa	36,974,133	7,979,996

		7,979,996

TOTAL RIGHTS
(Cost: $7,501,666)		7,979,996

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.68%

MONEY MARKET FUNDS — 0.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	256,390,662	$256,390,662
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	17,944,197	17,944,197
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	11,161,810	11,161,810

		285,496,669

TOTAL SHORT-TERM INVESTMENTS
(Cost: $285,496,669)		285,496,669

TOTAL INVESTMENTS IN SECURITIES — 100.34%
(Cost: $39,827,649,153)		41,942,065,361
Other Assets, Less Liabilities — (0.34)%		(140,435,124)

NET ASSETS — 100.00%		$41,801,630,237

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of January 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
136	ASX SPI 200 Index (Mar. 2013)	Sydney Futures	$17,182,159	$1,042,632
1,112	Euro STOXX 50 (Mar. 2013)	Eurex	40,920,588	1,419,921
453	FTSE 100 Index (Mar. 2013)	NYSE LIFFE London	44,959,856	2,881,705
280	TOPIX Index (Mar. 2013)	Tokyo Stock	28,763,972	4,493,645

			$131,826,575	$9,837,903

See notes to financial statements.

SCHEDULE OF INVESTMENTS	19

Statement of Assets and Liabilities (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2013

ASSETS
Investments, at cost:
Unaffiliated	$39,542,152,484
Affiliated (Note 2)	285,496,669

Total cost of investments	$39,827,649,153

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$41,656,568,692
Affiliated (Note 2)	285,496,669

Total fair value of investments	41,942,065,361
Foreign currencies, at value[b]	75,024,822
Foreign currencies pledged to broker, at value[c]	20,595,041
Receivables:
Due from custodian (Note 4)	90,834
Dividends and interest	86,191,840
Futures variation margin	9,837,903

Total Assets	42,133,805,801

LIABILITIES
Payables:
Investment securities purchased	43,803,231
Collateral for securities on loan (Note 5)	274,334,859
Capital shares redeemed	2,306,466
Investment advisory fees (Note 2)	11,731,008

Total Liabilities	332,175,564

NET ASSETS	$41,801,630,237

Net assets consist of:
Paid-in capital	$45,578,434,996
Distributions in excess of net investment income	(68,566,489)
Accumulated net realized loss	(5,834,130,581)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	2,125,892,311

NET ASSETS	$41,801,630,237

Shares outstanding[d]	709,200,000

Net asset value per share	$58.94

[a]	Securities on loan with a value of $260,069,145. See Note 5.
[b]	Cost of foreign currencies: $73,416,561.
[c]	Cost of foreign currencies pledged to broker: $22,247,848.
[d]	No par value, unlimited number of shares authorized.

See notes to financial statements.

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

Six months ended January 31, 2013

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$427,975,483
Interest — unaffiliated	193,283
Interest — affiliated (Note 2)	10,276
Securities lending income — affiliated (Note 2)	4,198,543

Total investment income	432,377,585

EXPENSES
Investment advisory fees (Note 2)	64,422,665

Total expenses	64,422,665

Net investment income	367,954,920

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(381,506,348)
In-kind redemptions — unaffiliated	121,419,820
Futures contracts	33,020,159
Foreign currency transactions	21,163

Net realized loss	(227,045,206)

Net change in unrealized appreciation/depreciation on:
Investments	6,266,074,513
Futures contracts	1,414,040
Translation of assets and liabilities in foreign currencies	2,164,008

Net change in unrealized appreciation/depreciation	6,269,652,561

Net realized and unrealized gain	6,042,607,355

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,410,562,275

[a]	Net of foreign withholding tax of $18,186,398.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets

iSHARES® MSCI EAFE INDEX FUND

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$367,954,920	$1,192,452,979
Net realized gain (loss)	(227,045,206)	192,635,130
Net change in unrealized appreciation/depreciation	6,269,652,561	(5,495,054,642)

Net increase (decrease) in net assets resulting from operations	6,410,562,275	(4,109,966,533)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(419,107,327)	(1,198,580,909)

Total distributions to shareholders	(419,107,327)	(1,198,580,909)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,724,969,357	6,379,180,121
Cost of shares redeemed	(341,513,541)	(5,601,295,608)

Net increase in net assets from capital share transactions	1,383,455,816	777,884,513

INCREASE (DECREASE) IN NET ASSETS	7,374,910,764	(4,530,662,929)

NET ASSETS
Beginning of period	34,426,719,473	38,957,382,402

End of period	$41,801,630,237	$34,426,719,473

Distributions in excess of net investment income included in net assets at end of period	$(68,566,489)	$(17,414,082)

SHARES ISSUED AND REDEEMED
Shares sold	30,600,000	129,600,000
Shares redeemed	(6,000,000)	(106,800,000)

Net increase in shares outstanding	24,600,000	22,800,000

See notes to financial statements.

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® MSCI EAFE INDEX FUND

(For a share outstanding throughout each period)

	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008
Net asset value, beginning of period	$50.29	$58.87	$51.76	$50.11	$66.76	$79.60

Income from investment operations:
Net investment income[a]	0.53	1.70	1.66	1.33	1.45	2.32
Net realized and unrealized gain (loss)[b]	8.73	(8.56)	7.13	1.67	(16.61)	(11.85)

Total from investment operations	9.26	(6.86)	8.79	3.00	(15.16)	(9.53)

Less distributions from:
Net investment income	(0.61)	(1.72)	(1.68)	(1.35)	(1.49)	(3.31)

Total distributions	(0.61)	(1.72)	(1.68)	(1.35)	(1.49)	(3.31)

Net asset value, end of period	$58.94	$50.29	$58.87	$51.76	$50.11	$66.76

Total return	18.48%[c]	(11.54)%	17.04%	6.05%	(22.38)%	(12.35)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$41,801,630	$34,426,719	$38,957,382	$33,386,001	$32,048,098	$40,697,376
Ratio of expenses to average net assets[d,e]	0.34%	0.34%	0.34%	0.35%	0.35%	0.34%
Ratio of net investment income to average net assets[d]	1.95%	3.32%	2.86%	2.50%	3.19%	3.07%
Portfolio turnover rate[f]	2%	5%	6%	5%	7%	12%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the years ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Notes to Financial Statements (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares MSCI Index Fund	Diversification Classification
EAFE	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Fund’s assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of January 31, 2013. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

	Investments
Investment Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$41,385,840,614	$—	$533	$41,385,841,147
Preferred Stocks	260,498,471	2,249,078	—	262,747,549
Rights	—	7,979,996	—	7,979,996
Short-Term Investments	285,496,669	—	—	285,496,669
Futures Contracts[a]	9,837,903	—	—	9,837,903

	$41,941,673,657	$10,229,074	$533	$41,951,903,264

[a]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

are presented as a reduction of securities lending income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of January 31, 2013, if any, are disclosed in the Fund’s statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Fund, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Fund benefits from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by the Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended January 31, 2013, BTC earned securities lending agent fees from the Fund in the amount of $2,260,754.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2013, were $670,294,637 and $636,750,147, respectively.

In-kind purchases and sales (see Note 4) for the six months ended January 31, 2013, were $1,702,724,457 and $336,083,203, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statement of assets and liabilities.

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

5.	LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. The Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of January 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of January 31, 2013 and the value of the related collateral are disclosed in the statement of assets and liabilities. Securities lending income, as disclosed in the statement of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2012, the Fund’s fiscal year-end, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring [a]	Expiring 2013	Expiring 2017	Expiring 2018	Expiring 2019	Total
$465,312,009	$150,352	$587,985,426	$1,597,347,728	$896,354,758	$3,547,150,273

[a]	Must be utilized prior to losses subject to expiration.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2013, the cost of investments for federal income tax purposes was $41,278,983,039. Net unrealized appreciation was $663,082,322, of which $7,502,516,979 represented gross unrealized appreciation on securities and $6,839,434,657 represented gross unrealized depreciation on securities.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

Management has reviewed the tax positions as of January 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

7.	FINANCIAL FUTURES CONTRACTS

The Fund may purchase or sell financial futures contracts in an effort to help the Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the Fund as of January 31, 2013 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[a]	$9,837,903

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Fund during the six months ended January 31, 2013 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$33,020,159	$1,414,040

For the six months ended January 31, 2013, the average quarter-end number of contracts and notional value of open futures contracts for the Fund were 2,983 and $184,477,734, respectively.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.55510	$—	$0.05442	$0.60952	91%	—%	9%	100%

SUPPLEMENTAL INFORMATION	31

Notes:

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	33

Notes:

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2013 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-73-0113

January 31, 2013

2013 Semi-Annual Report

iShares Trust

iShares S&P Conservative Allocation Fund  |  AOK  |  NYSE Arca

iShares S&P Moderate Allocation Fund  |  AOM  |  NYSE Arca

iShares S&P Growth Allocation Fund  |  AOR  |  NYSE Arca

iShares S&P Aggressive Allocation Fund  |  AOA  |  NYSE Arca

iShares S&P Target Date Retirement Income Index Fund  |  TGR  |  NYSE Arca

iShares S&P Target Date 2010 Index Fund  |  TZD   |  NYSE Arca

iShares S&P Target Date 2015 Index Fund  |  TZE   |  NYSE Arca

iShares S&P Target Date 2020 Index Fund  |  TZG   |  NYSE Arca

iShares S&P Target Date 2025 Index Fund  |  TZI    |  NYSE Arca

iShares S&P Target Date 2030 Index Fund  |  TZL   |  NYSE Arca

iShares S&P Target Date 2035 Index Fund  |  TZO   |  NYSE Arca

iShares S&P Target Date 2040 Index Fund  |  TZV   |  NYSE Arca

iShares S&P Target Date 2045 Index Fund  |  TZW  |  NYSE Arca

iShares S&P Target Date 2050 Index Fund  |  TZY   |  NYSE Arca

iShares Morningstar Multi-Asset Income Index Fund  |  IYLD  |  BATS

Fund Performance Overviews

iSHARES® S&P ALLOCATION SERIES

Performance as of January 31, 2013

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 1/31/13			Inception to 1/31/13			Inception to 1/31/13
iSHARES ALLOCATION FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P Conservative	5.73%	5.76%	5.82%	6.95%	6.96%	7.04%	33.01%	33.04%	33.44%
S&P Moderate	7.81%	7.81%	7.92%	7.86%	7.85%	7.97%	37.84%	37.83%	38.40%
S&P Growth	10.63%	10.72%	10.74%	9.77%	9.79%	9.89%	48.53%	48.65%	49.14%
S&P Aggressive	14.02%	14.02%	14.06%	12.26%	12.27%	12.41%	63.37%	63.39%	64.19%

Total returns for the period since inception are calculated from the inception date of each Fund (11/4/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (11/7/08), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Each Fund invests substantially all of its assets in other iShares Funds that, in turn, may invest in equities, bonds and/or short-term instruments. Each Fund generally invests in the same underlying iShares Funds but in differing proportions, with some exceptions, depending upon the target risk profile of each Fund.

The iShares S&P Conservative Allocation Fund (the “Conservative Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Conservative Index (the “Conservative Allocation Index”). The Conservative Allocation Index measures the performance of S&P’s proprietary allocation model, which is intended to represent a “conservative” target risk allocation strategy as defined by the Index provider. The Conservative Allocation Fund is designed for investors seeking current income, capital preservation and avoidance of excessive volatility of returns. For the six-month period ended January 31, 2013, the total return for the Conservative Allocation Fund was 3.70%, net of fees, while the total return for the Conservative Allocation Index was 3.74%.

The iShares S&P Moderate Allocation Fund (the “Moderate Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Moderate Index (the “Moderate Allocation Index”). The Moderate Allocation Index measures the performance of S&P’s proprietary allocation model, which is intended to represent a “moderate” target risk allocation strategy as defined by the Index provider. The Moderate Allocation Fund is designed for investors seeking current income, some capital preservation and an opportunity for moderate to low capital appreciation. For the six-month period ended January 31, 2013, the total return for the Moderate Allocation Fund was 5.47%, net of fees, while the total return for the Moderate Allocation Index was 5.52%.

The iShares S&P Growth Allocation Fund (the “Growth Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Growth Index (the “Growth Allocation Index”). The Growth Allocation Index measures the performance of S&P’s proprietary allocation model, which is intended to represent a “growth” target risk allocation strategy as defined by the Index provider. The Growth Allocation Fund is designed for investors seeking moderate capital

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overviews (Continued)

iSHARES® S&P ALLOCATION SERIES

appreciation and some opportunity for current income and capital preservation. For the six-month period ended January 31, 2013, the total return for the Growth Allocation Fund was 7.70%, net of fees, while the total return for the Growth Allocation Index was 7.74%.

The iShares S&P Aggressive Allocation Fund (the “Aggressive Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Aggressive Index (the “Aggressive Allocation Index”). The Aggressive Allocation Index measures the performance of S&P’s proprietary allocation model, which is intended to represent an “aggressive” target risk allocation strategy as defined by the Index provider. The Aggressive Allocation Fund is designed for investors seeking long-term capital appreciation. For the six-month period ended January 31, 2013, the total return for the Aggressive Allocation Fund was 10.96%, net of fees, while the total return for the Aggressive Allocation Index was 11.00%.

Each Fund invests in a representative sample of the securities included in its underlying index that collectively has an investment profile similar to that underlying index. Due to the use of representative sampling, each Fund may or may not hold all of the securities that are included in its underlying index.

UNDERLYING FUND ALLOCATION WEIGHTSa

(as of January 31, 2013)

Underlying Funds	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Domestic Equity
iShares Core S&P 500 ETF[b]	13.26%	20.38%	29.97%	34.89%
iShares Core S&P Mid-Cap ETF[b]	2.09%	5.04%	8.73%	16.88%
iShares Core S&P Small-Cap ETF[b]	1.00%	1.58%	1.90%	2.40%
Total Domestic Equity	16.35%	27.00%	40.60%	54.17%

International Equity
iShares MSCI EAFE Index Fund	10.92%	12.79%	16.03%	23.59%
iShares MSCI Emerging Markets Index Fund	1.07%	2.14%	2.27%	2.90%
Total International Equity	11.99%	14.93%	18.30%	26.49%

Domestic Fixed Income
iShares Barclays Short Treasury Bond Fund	24.76%	16.11%	8.74%	5.96%
iShares Barclays TIPS Bond Fund	4.85%	7.76%	4.30%	2.23%
iShares Core Total U.S. Bond Market ETF[b]	34.05%	26.48%	22.75%	7.56%
iShares iBoxx $ High Yield Corporate Bond Fund	8.00%	7.72%	5.31%	3.59%
Total Domestic Fixed Income	71.66%	58.07%	41.10%	19.34%

Fund Total	100.00%	100.00%	100.00%	100.00%

[a]	Calculated as a percentage of total long-term investments. The asset allocation presented for each Fund is as of January 31, 2013, and will vary over time. Holdings are subject to change.
[b]

The iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF and iShares Core Total U.S. Bond Market ETF were formerly known as the iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund and iShares Barclays Aggregate Bond Fund, respectively.

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews

iSHARES® S&P TARGET DATE SERIES

Performance as of January 31, 2013

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 1/31/13			Inception to 1/31/13			Inception to 1/31/13
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P Target Date Retirement Income	6.59%	6.87%	6.58%	8.11%	8.11%	8.18%	39.22%	39.23%	39.54%
S&P Target Date 2010	7.95%	8.11%	7.93%	8.99%	9.01%	9.07%	44.11%	44.19%	44.51%
S&P Target Date 2015	9.34%	9.43%	9.29%	9.79%	9.82%	9.87%	48.63%	48.79%	49.01%
S&P Target Date 2020	10.51%	10.67%	10.47%	10.40%	10.41%	10.48%	52.18%	52.22%	52.55%
S&P Target Date 2025	11.59%	11.45%	11.52%	10.85%	10.86%	10.94%	54.81%	54.89%	55.30%
S&P Target Date 2030	12.54%	12.60%	12.48%	11.13%	11.13%	11.22%	56.47%	56.51%	56.96%
S&P Target Date 2035	13.28%	13.37%	13.20%	11.35%	11.38%	11.43%	57.80%	57.96%	58.23%
S&P Target Date 2040	13.91%	14.03%	13.80%	11.50%	11.52%	11.58%	58.71%	58.83%	59.14%
S&P Target Date 2045	14.39%	14.47%	14.30%	14.72%	14.78%	14.68%	22.24%	22.32%	22.09%
S&P Target Date 2050	14.83%	14.66%	14.71%	15.01%	14.96%	14.96%	22.69%	22.60%	22.52%

Total returns for the period since inception are calculated from the inception date of each Fund (8/16/11 for S&P Target Date 2045 and S&P Target Date 2050 and 11/4/08 for all other Funds). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (8/18/11 for S&P Target Date 2045 and S&P Target Date 2050 and 11/7/08 for all other Funds), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Each Fund invests substantially all of its assets in other iShares Funds that, in turn, may invest in equities, bonds and/or short-term instruments. Each Fund generally invests in the same underlying iShares Funds but in differing proportions, with some exceptions, depending upon the target retirement horizon of each Fund.

The iShares S&P Target Date Retirement Income Index Fund (the “Retirement Income Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date Retirement Income Index (the “Retirement Income Index”). The Retirement Income Index seeks to represent asset allocations which reflect an immediate retirement horizon. For the six-month period ended January 31, 2013, the total return for the Retirement Income Fund was 4.00%, net of fees, while the total return for the Retirement Income Index was 4.06%.

The iShares S&P Target Date 2010 Index Fund (the “2010 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2010 Index (the “2010 Index”). The 2010 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2010. For the six-month period ended January 31, 2013, the total return for the 2010 Fund was 5.48%, net of fees, while the total return for the 2010 Index was 5.55%.

The iShares S&P Target Date 2015 Index Fund (the “2015 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2015 Index (the “2015 Index”). The 2015 Index seeks to represent

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overviews (Continued)

iSHARES® S&P TARGET DATE SERIES

asset allocations for investors with a target retirement horizon on or around 2015. For the six-month period ended January 31, 2013, the total return for the 2015 Fund was 6.86%, net of fees, while the total return for the 2015 Index was 6.92%.

The iShares S&P Target Date 2020 Index Fund (the “2020 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2020 Index (the “2020 Index”). The 2020 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2020. For the six-month period ended January 31, 2013, the total return for the 2020 Fund was 8.04%, net of fees, while the total return for the 2020 Index was 8.08%.

The iShares S&P Target Date 2025 Index Fund (the “2025 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2025 Index (the “2025 Index”). The 2025 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2025. For the six-month period ended January 31, 2013, the total return for the 2025 Fund was 9.09%, net of fees, while the total return for the 2025 Index was 9.15%.

The iShares S&P Target Date 2030 Index Fund (the “2030 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2030 Index (the “2030 Index”). The 2030 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2030. For the six-month period ended January 31, 2013, the total return for the 2030 Fund was 10.09%, net of fees, while the total return for the 2030 Index was 10.16%.

The iShares S&P Target Date 2035 Index Fund (the “2035 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2035 Index (the “2035 Index”). The 2035 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2035. For the six-month period ended January 31, 2013, the total return for the 2035 Fund was 10.84%, net of fees, while the total return for the 2035 Index was 10.88%.

The iShares S&P Target Date 2040 Index Fund (the “2040 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2040 Index (the “2040 Index”). The 2040 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2040. For the six-month period ended January 31, 2013, the total return for the 2040 Fund was 11.44%, net of fees, while the total return for the 2040 Index was 11.48%.

The iShares S&P Target Date 2045 Index Fund (the “2045 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2045 Index (the “2045 Index”). The 2045 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2045. For the six-month period ended January 31, 2013, the total return for the 2045 Fund was 11.93%, net of fees, while the total return for the 2045 Index was 11.99%.

The iShares S&P Target Date 2050 Index Fund (the “2050 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2050 Index (the “2050 Index”). The 2050 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2050. For the six-month period ended January 31, 2013, the total return for the 2050 Fund was 12.34%, net of fees, while the total return for the 2050 Index was 12.38%.

Each Fund invests in a representative sample of the securities included in its underlying index that collectively has an investment profile similar to that underlying index. Due to the use of representative sampling, each Fund may or may not hold all of the securities that are included in its underlying index.

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P TARGET DATE SERIES

UNDERLYING FUND ALLOCATION WEIGHTSa

(as of January 31, 2013)

Underlying Funds	Retirement Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund
Domestic Equity
iShares Core S&P 500 ETF[b]	17.11%	21.87%	26.14%	29.63%	32.86%	35.85%	37.87%	39.52%	40.82%	41.79%
iShares Core S&P Mid-Cap ETF[b]	3.97%	5.84%	7.51%	8.87%	10.08%	11.16%	11.87%	12.40%	12.76%	12.96%
iShares Core S&P Small-Cap ETF[b]	1.35%	2.05%	2.68%	3.21%	3.71%	4.17%	4.52%	4.81%	5.06%	5.26%
Total Domestic Equity	22.43%	29.76%	36.33%	41.71%	46.65%	51.18%	54.26%	56.73%	58.64%	60.01%

International Equity
iShares MSCI EAFE Index Fund	7.53%	10.31%	12.86%	15.03%	17.09%	19.05%	20.53%	21.84%	22.99%	24.01%
iShares MSCI Emerging Markets Index Fund	1.27%	1.81%	2.33%	2.77%	3.21%	3.63%	3.97%	4.29%	4.59%	4.86%
Total International Equity	8.80%	12.12%	15.19%	17.80%	20.30%	22.68%	24.50%	26.13%	27.58%	28.87%

Domestic Fixed Income
iShares Barclays Short Treasury Bond Fund	15.15%	12.18%	9.60%	7.35%	5.58%	4.24%	3.25%	2.68%	2.51%	2.51%
iShares Barclays TIPS Bond Fund	9.19%	6.82%	4.79%	3.05%	1.69%	—	—	—	—	—
iShares Core Total U.S. Bond Market ETF[b]	41.87%	36.63%	31.69%	26.79%	22.50%	18.67%	14.91%	11.56%	8.60%	6.22%
iShares iBoxx $ High Yield Corporate Bond Fund	2.56%	2.49%	2.40%	2.26%	2.13%	1.98%	1.78%	1.58%	1.36%	1.12%
Total Domestic Fixed Income	68.77%	58.12%	48.48%	39.45%	31.90%	24.89%	19.94%	15.82%	12.47%	9.85%

Domestic Real Estate
iShares Cohen & Steers Realty Majors Index Fund	—	—	—	1.04%	1.15%	1.25%	1.30%	1.32%	1.31%	1.27%
Total Domestic Real Estate	—	—	—	1.04%	1.15%	1.25%	1.30%	1.32%	1.31%	1.27%

Fund Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

[a]	Calculated as a percentage of total long-term investments. The asset allocation presented for each Fund is as of January 31, 2013, and will vary over time. Holdings are subject to change.
[b]

The iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF and iShares Core Total U.S. Bond Market ETF were formerly known as the iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund and iShares Barclays Aggregate Bond Fund, respectively.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MORNINGSTAR MULTI-ASSET INCOME INDEX FUND

Performance as of January 31, 2013

Cumulative Total Returns
Inception to 1/31/13
NAV	MARKET	INDEX
9.78%	9.74%	9.87%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 4/3/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/5/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Morningstar Multi-Asset Income Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Multi-Asset High Income IndexSM (the “Index”). The Index is broadly diversified and seeks to deliver high current income while maintaining long-term capital appreciation. The Index consists of a comprehensive set of iShares exchange-traded funds that collectively target equity, fixed income, and alternative income sources. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 2.69%, net of fees, while the total return for the Index was 2.71%.

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR MULTI-ASSET INCOME INDEX FUND

UNDERLYING FUND ALLOCATION WEIGHTSa

(as of January 31, 2013)

Equity
iShares Dow Jones International Select Dividend Index Fund	3.72%
iShares Dow Jones Select Dividend Index Fund	9.29%
iShares High Dividend Equity Fund	4.02%
iShares S&P Global Infrastructure Index Fund	3.98%
Total Equity	21.01%

Fixed Income
iShares 10+ Year Credit Bond Fund	4.76%
iShares Barclays 10-20 Year Treasury Bond Fund	8.61%
iShares Barclays 20+ Year Treasury Bond Fund	14.04%
iShares iBoxx $ High Yield Corporate Bond Fund	20.20%
iShares J.P. Morgan USD Emerging Markets Bond Fund	10.77%
Total Fixed Income	58.38%

Alternative Income
iShares FTSE NAREIT Mortgage Plus Capped Index Fund	10.56%
iShares S&P U.S. Preferred Stock Index Fund	10.05%
Total Alternative Income	20.61%

Fund Total	100.00%

[a]	Calculated as a percentage of total long-term investments. The asset allocation presented is as of January 31, 2013, and will vary over time. Holdings are subject to change.

FUND PERFORMANCE OVERVIEWS	11

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Allocation/Index Fund	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Annualized Expense Ratio[a]	Expenses Paid During Period [a,b]
S&P Conservative
Actual	$1,000.00	$1,037.00	0.11%	$0.56
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Moderate
Actual	1,000.00	1,054.70	0.11	0.57
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Growth
Actual	1,000.00	1,077.00	0.11	0.58
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Aggressive
Actual	1,000.00	1,109.60	0.11	0.58
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation/Index Fund	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Annualized Expense Ratio[a]	Expenses Paid During Period [a,b]
S&P Target Date Retirement Income
Actual	$1,000.00	$1,040.00	0.11%	$0.57
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2010
Actual	1,000.00	1,054.80	0.11	0.57
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2015
Actual	1,000.00	1,068.60	0.11	0.57
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2020
Actual	1,000.00	1,080.40	0.11	0.58
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2025
Actual	1,000.00	1,090.90	0.11	0.58
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2030
Actual	1,000.00	1,100.90	0.11	0.58
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2035
Actual	1,000.00	1,108.40	0.11	0.58
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2040
Actual	1,000.00	1,114.40	0.11	0.59
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2045
Actual	1,000.00	1,119.30	0.11	0.59
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2050
Actual	1,000.00	1,123.40	0.11	0.59
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
Morningstar Multi-Asset Income
Actual	1,000.00	1,026.90	0.20	1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which each Fund invests.
[b]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® S&P CONSERVATIVE ALLOCATION FUND

January 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.91%

DOMESTIC EQUITY — 16.33%
iShares Core S&P 500 ETF	108,716	$16,357,410
iShares Core S&P Mid-Cap ETF[a]	23,663	2,583,053
iShares Core S&P Small-Cap ETF[a]	14,897	1,231,088

		20,171,551
DOMESTIC FIXED INCOME — 71.60%
iShares Barclays Short Treasury Bond Fund	277,231	30,559,173
iShares Barclays TIPS Bond Fund	49,538	5,983,200
iShares Core Total U.S. Bond Market ETF	380,599	42,014,323
iShares iBoxx $ High Yield Corporate Bond Fund[a]	105,433	9,875,909

		88,432,605
INTERNATIONAL EQUITY — 11.98%
iShares MSCI EAFE Index Fund	228,455	13,474,276
iShares MSCI Emerging Markets Index Fund	29,955	1,324,610

		14,798,886

TOTAL INVESTMENT COMPANIES
(Cost: $120,958,790)		123,403,042

SHORT-TERM INVESTMENTS — 5.43%

MONEY MARKET FUNDS — 5.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c]	6,261,745	6,261,745
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c]	438,245	438,245
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b]	6,568	6,568

		6,706,558

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,706,558)		6,706,558

Value

TOTAL INVESTMENTS IN SECURITIES — 105.34%
(Cost: $127,665,348)	$130,109,600
Other Assets, Less Liabilities — (5.34)%	(6,589,846)

NET ASSETS — 100.00%	$123,519,754

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P MODERATE ALLOCATION FUND

January 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.93%

DOMESTIC EQUITY — 26.98%
iShares Core S&P 500 ETF	233,573	$35,143,394
iShares Core S&P Mid-Cap ETF[a]	79,584	8,687,389
iShares Core S&P Small-Cap ETF[a]	33,065	2,732,492

		46,563,275
DOMESTIC FIXED INCOME — 58.03%
iShares Barclays Short Treasury Bond Fund	252,010	27,779,062
iShares Barclays TIPS Bond Fund	110,814	13,384,115
iShares Core Total U.S. Bond Market ETF	413,723	45,670,882
iShares iBoxx $ High Yield Corporate Bond Fund[a]	142,221	13,321,841

		100,155,900
INTERNATIONAL EQUITY — 14.92%
iShares MSCI EAFE Index Fund	374,097	22,064,241
iShares MSCI Emerging Markets Index Fund	83,300	3,683,526

		25,747,767

TOTAL INVESTMENT COMPANIES
(Cost: $164,133,804)		172,466,942

SHORT-TERM INVESTMENTS — 6.03%

MONEY MARKET FUNDS — 6.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c]	9,632,651	9,632,651
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c]	674,167	674,167
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b]	107,677	107,677

		10,414,495

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,414,495)		10,414,495

Value

TOTAL INVESTMENTS IN SECURITIES — 105.96%
(Cost: $174,548,299)	$182,881,437
Other Assets, Less Liabilities — (5.96)%	(10,283,652)

NET ASSETS — 100.00%	$172,597,785

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® S&P GROWTH ALLOCATION FUND

January 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.88%

DOMESTIC EQUITY — 40.55%
iShares Core S&P 500 ETF	322,668	$48,548,627
iShares Core S&P Mid-Cap ETF[a]	129,448	14,130,544
iShares Core S&P Small-Cap ETF[a]	37,321	3,084,207

		65,763,378
DOMESTIC FIXED INCOME — 41.05%
iShares Barclays Short Treasury Bond Fund	128,432	14,157,060
iShares Barclays TIPS Bond Fund	57,668	6,965,141
iShares Core Total U.S. Bond Market ETF	333,687	36,835,708
iShares iBoxx $ High Yield Corporate Bond Fund[a]	91,848	8,603,402

		66,561,311
INTERNATIONAL EQUITY — 18.28%
iShares MSCI EAFE Index Fund	440,323	25,970,250
iShares MSCI Emerging Markets Index Fund	83,117	3,675,434

		29,645,684

TOTAL INVESTMENT COMPANIES (Cost: $151,558,861)		161,970,373

SHORT-TERM INVESTMENTS — 4.89%

MONEY MARKET FUNDS — 4.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c]	7,296,978	7,296,978
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c]	510,699	510,699
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b]	114,959	114,959

		7,922,636

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,922,636)		7,922,636

Value

TOTAL INVESTMENTS IN SECURITIES — 104.77%
(Cost: $159,481,497)	$169,893,009
Other Assets, Less Liabilities — (4.77)%	(7,733,118)

NET ASSETS — 100.00%	$162,159,891

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P AGGRESSIVE ALLOCATION FUND

January 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.92%

DOMESTIC EQUITY — 54.12%
iShares Core S&P 500 ETF	273,224	$41,109,283
iShares Core S&P Mid-Cap ETF[a]	182,238	19,893,100
iShares Core S&P Small-Cap ETF[a]	34,151	2,822,239

		63,824,622
DOMESTIC FIXED INCOME — 19.33%
iShares Barclays Short Treasury Bond Fund	63,709	7,022,643
iShares Barclays TIPS Bond Fund	21,766	2,628,898
iShares Core Total U.S. Bond Market ETF	80,729	8,911,674
iShares iBoxx $ High Yield Corporate Bond Fund	45,169	4,230,980

		22,794,195
INTERNATIONAL EQUITY — 26.47%
iShares MSCI EAFE Index Fund	471,401	27,803,231
iShares MSCI Emerging Markets Index Fund	77,151	3,411,617

		31,214,848

TOTAL INVESTMENT COMPANIES
(Cost: $108,016,246)		117,833,665

SHORT-TERM INVESTMENTS — 6.72%

MONEY MARKET FUNDS — 6.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c]	7,317,546	7,317,546
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c]	512,138	512,138
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b]	93,875	93,875

		7,923,559

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,923,559)		7,923,559

Value

TOTAL INVESTMENTS IN SECURITIES — 106.64%
(Cost: $115,939,805)	$125,757,224
Other Assets, Less Liabilities — (6.64)%	(7,826,143)

NET ASSETS — 100.00%	$117,931,081

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE RETIREMENT INCOME INDEX FUND

January 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.90%

DOMESTIC EQUITY — 22.40%
iShares Core S&P 500 ETF	10,909	$1,641,368
iShares Core S&P Mid-Cap ETF[a]	3,488	380,750
iShares Core S&P Small-Cap ETF[a]	1,569	129,662

		2,151,780
DOMESTIC FIXED INCOME — 68.71%
iShares Barclays Short Treasury Bond Fund	13,188	1,453,713
iShares Barclays TIPS Bond Fund	7,302	881,936
iShares Core Total U.S. Bond Market ETF	36,396	4,017,755
iShares iBoxx $ High Yield Corporate Bond Fund	2,620	245,415

		6,598,819
INTERNATIONAL EQUITY — 8.79%
iShares MSCI EAFE Index Fund	12,256	722,859
iShares MSCI Emerging Markets Index Fund	2,756	121,870

		844,729

TOTAL INVESTMENT COMPANIES
(Cost: $9,362,078)		9,595,328

SHORT-TERM INVESTMENTS — 2.00%

MONEY MARKET FUNDS — 2.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c]	170,718	170,718
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c]	11,948	11,948
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b]	9,045	9,045

		191,711

TOTAL SHORT-TERM INVESTMENTS
(Cost: $191,711)		191,711

Value

TOTAL INVESTMENTS IN SECURITIES — 101.90%
(Cost: $9,553,789)	$9,787,039
Other Assets, Less Liabilities — (1.90)%	(182,613)

NET ASSETS — 100.00%	$9,604,426

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2010 INDEX FUND

January 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.95%

DOMESTIC EQUITY — 29.74%
iShares Core S&P 500 ETF	9,745	$1,466,233
iShares Core S&P Mid-Cap ETF[a]	3,590	391,884
iShares Core S&P Small-Cap ETF[a]	1,659	137,100

		1,995,217
DOMESTIC FIXED INCOME — 58.09%
iShares Barclays Short Treasury Bond Fund	7,410	816,804
iShares Barclays TIPS Bond Fund	3,788	457,515
iShares Core Total U.S. Bond Market ETF	22,250	2,456,177
iShares iBoxx $ High Yield Corporate Bond Fund	1,782	166,920

		3,897,416
INTERNATIONAL EQUITY — 12.12%
iShares MSCI EAFE Index Fund	11,719	691,187
iShares MSCI Emerging Markets Index Fund	2,754	121,782

		812,969

TOTAL INVESTMENT COMPANIES (Cost: $6,498,727)		6,705,602

SHORT-TERM INVESTMENTS — 2.57%

MONEY MARKET FUNDS — 2.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c]	157,223	157,223
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c]	11,004	11,004
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b]	4,142	4,142

		172,369

TOTAL SHORT-TERM INVESTMENTS (Cost: $172,369)		172,369

Value

TOTAL INVESTMENTS IN SECURITIES — 102.52%
(Cost: $6,671,096)	$6,877,971
Other Assets, Less Liabilities — (2.52)%	(169,086)

NET ASSETS — 100.00%	$6,708,885

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2015 INDEX FUND

January 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.95%

DOMESTIC EQUITY — 36.31%
iShares Core S&P 500 ETF	27,353	$4,115,532
iShares Core S&P Mid-Cap ETF[a]	10,828	1,181,985
iShares Core S&P Small-Cap ETF	5,096	421,133

		5,718,650
DOMESTIC FIXED INCOME — 48.46%
iShares Barclays Short Treasury Bond Fund	13,716	1,511,915
iShares Barclays TIPS Bond Fund	6,238	753,425
iShares Core Total U.S. Bond Market ETF	45,193	4,988,855
iShares iBoxx $ High Yield Corporate Bond Fund	4,031	377,584

		7,631,779
INTERNATIONAL EQUITY — 15.18%
iShares MSCI EAFE Index Fund	34,319	2,024,135
iShares MSCI Emerging Markets Index Fund	8,287	366,451

		2,390,586

TOTAL INVESTMENT COMPANIES
(Cost: $14,873,340)		15,741,015

SHORT-TERM INVESTMENTS — 1.69%

MONEY MARKET FUNDS — 1.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c]	238,601	238,601
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c]	16,699	16,699
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b]	10,554	10,554

		265,854

TOTAL SHORT-TERM INVESTMENTS
(Cost: $265,854)		265,854

Value
TOTAL INVESTMENTS IN SECURITIES — 101.64%
(Cost: $15,139,194)	$16,006,869
Other Assets, Less Liabilities — (1.64)%	(257,795)

NET ASSETS — 100.00%	$15,749,074

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2020 INDEX FUND

January 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.94%

DOMESTIC EQUITY — 41.69%
iShares Core S&P 500 ETF	56,542	$8,507,309
iShares Core S&P Mid-Cap ETF[a]	23,324	2,546,048
iShares Core S&P Small-Cap ETF	11,156	921,932

		11,975,289
DOMESTIC FIXED INCOME — 39.43%
iShares Barclays Short Treasury Bond Fund	19,144	2,110,243
iShares Barclays TIPS Bond Fund	7,251	875,776
iShares Core Total U.S. Bond Market ETF	69,678	7,691,754
iShares iBoxx $ High Yield Corporate Bond Fund	6,931	649,227

		11,327,000
DOMESTIC REAL ESTATE — 1.03%
iShares Cohen & Steers Realty Majors Index Fund	3,678	297,182

		297,182
INTERNATIONAL EQUITY — 17.79%
iShares MSCI EAFE Index Fund	73,160	4,314,977
iShares MSCI Emerging Markets Index Fund	18,026	797,110

		5,112,087

TOTAL INVESTMENT COMPANIES
(Cost: $26,799,095)		28,711,558

SHORT-TERM INVESTMENTS — 8.82%

MONEY MARKET FUNDS — 8.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c]	2,350,426	2,350,426
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c]	164,501	164,501
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b]	19,439	19,439

		2,534,366

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,534,366)		2,534,366

Value

TOTAL INVESTMENTS IN SECURITIES — 108.76%
(Cost: $29,333,461)	$31,245,924
Other Assets, Less Liabilities — (8.76)%	(2,518,097)

NET ASSETS — 100.00%	$28,727,827

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2025 INDEX FUND

January 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.95%

DOMESTIC EQUITY — 46.63%
iShares Core S&P 500 ETF	47,908	$7,208,237
iShares Core S&P Mid-Cap ETF	20,256	2,211,145
iShares Core S&P Small-Cap ETF[a]	9,842	813,343

		10,232,725
DOMESTIC FIXED INCOME — 31.88%
iShares Barclays Short Treasury Bond Fund	11,108	1,224,435
iShares Barclays TIPS Bond Fund	3,076	371,519
iShares Core Total U.S. Bond Market ETF	44,708	4,935,316
iShares iBoxx $ High Yield Corporate Bond Fund	4,974	465,915

		6,997,185
DOMESTIC REAL ESTATE — 1.15%
iShares Cohen & Steers Realty Majors Index Fund	3,138	253,550

		253,550
INTERNATIONAL EQUITY — 20.29%
iShares MSCI EAFE Index Fund	63,546	3,747,943
iShares MSCI Emerging Markets Index Fund	15,925	704,204

		4,452,147

TOTAL INVESTMENT COMPANIES
(Cost: $20,590,823)		21,935,607

SHORT-TERM INVESTMENTS — 3.73%

MONEY MARKET FUNDS — 3.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c]	752,275	752,275
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c]	52,650	52,650
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b]	12,864	12,864

		817,789

TOTAL SHORT-TERM INVESTMENTS
(Cost: $817,789)		817,789

Value

TOTAL INVESTMENTS IN SECURITIES — 103.68%
(Cost: $21,408,612)	$22,753,396
Other Assets, Less Liabilities — (3.68)%	(807,571)

NET ASSETS — 100.00%	$21,945,825

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2030 INDEX FUND

January 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.90%

DOMESTIC EQUITY — 51.13%
iShares Core S&P 500 ETF	48,547	$7,304,382
iShares Core S&P Mid-Cap ETF[a]	20,821	2,272,820
iShares Core S&P Small-Cap ETF	10,281	849,622

		10,426,824
DOMESTIC FIXED INCOME — 24.86%
iShares Barclays Short Treasury Bond Fund	7,845	864,755
iShares Core Total U.S. Bond Market ETF	34,449	3,802,825
iShares iBoxx $ High Yield Corporate Bond Fund	4,305	403,249

		5,070,829
DOMESTIC REAL ESTATE — 1.25%
iShares Cohen & Steers Realty Majors Index Fund	3,158	255,166

		255,166
NTERNATIONAL EQUITY — 22.66%
iShares MSCI EAFE Index Fund	65,795	3,880,589
iShares MSCI Emerging Markets Index Fund	16,744	740,420

		4,621,009

TOTAL INVESTMENT COMPANIES
(Cost: $18,734,807)		20,373,828

SHORT-TERM INVESTMENTS — 10.70%

MONEY MARKET FUNDS — 10.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c]	2,020,223	2,020,223
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c]	141,391	141,391
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b]	20,988	20,988

		2,182,602

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,182,602)		2,182,602

Value

TOTAL INVESTMENTS IN SECURITIES — 110.60%
(Cost: $20,917,409)	$22,556,430
Other Assets, Less Liabilities — (10.60)%	(2,163,177)

NET ASSETS — 100.00%	$20,393,253

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2035 INDEX FUND

January 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.92%

DOMESTIC EQUITY — 54.21%
iShares Core S&P 500 ETF	32,819	$4,937,947
iShares Core S&P Mid-Cap ETF	14,174	1,547,234
iShares Core S&P Small-Cap ETF[a]	7,122	588,562

		7,073,743
DOMESTIC FIXED INCOME — 19.93%
iShares Barclays Short Treasury Bond Fund	3,845	423,834
iShares Core Total U.S. Bond Market ETF	17,606	1,943,526
iShares iBoxx $ High Yield Corporate Bond Fund	2,486	232,864

		2,600,224
DOMESTIC REAL ESTATE — 1.30%
iShares Cohen & Steers Realty Majors Index Fund	2,100	169,680

		169,680
INTERNATIONAL EQUITY — 24.48%
iShares MSCI EAFE Index Fund	45,373	2,676,099
iShares MSCI Emerging Markets Index Fund	11,717	518,126

		3,194,225

TOTAL INVESTMENT COMPANIES
(Cost: $11,827,021)		13,037,872

SHORT-TERM INVESTMENTS — 0.62%

MONEY MARKET FUNDS — 0.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c]	63,700	63,700
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c]	4,458	4,458
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b]	12,067	12,067

		80,225

TOTAL SHORT-TERM INVESTMENTS
(Cost: $80,225)		80,225

Value

TOTAL INVESTMENTS IN SECURITIES — 100.54%
(Cost: $11,907,246)	$13,118,097
Other Assets, Less Liabilities — (0.54)%	(70,044)

NET ASSETS — 100.00%	$13,048,053

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2040 INDEX FUND

January 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.98%

DOMESTIC EQUITY — 56.72%
iShares Core S&P 500 ETF	64,406	$9,690,527
iShares Core S&P Mid-Cap ETF	27,853	3,040,433
iShares Core S&P Small-Cap ETF[a]	14,264	1,178,777

		13,909,737
DOMESTIC FIXED INCOME — 15.82%
iShares Barclays Short Treasury Bond Fund	5,953	656,199
iShares Core Total U.S. Bond Market ETF	25,685	2,835,367
iShares iBoxx $ High Yield Corporate Bond Fund	4,135	387,326

		3,878,892
DOMESTIC REAL ESTATE — 1.32%
iShares Cohen & Steers Realty Majors Index Fund	4,004	323,523

		323,523
INTERNATIONAL EQUITY — 26.12%
iShares MSCI EAFE Index Fund	90,770	5,353,615
iShares MSCI Emerging Markets Index Fund	23,783	1,051,684

		6,405,299

TOTAL INVESTMENT COMPANIES
(Cost: $21,894,705)		24,517,451

SHORT-TERM INVESTMENTS — 4.77%

MONEY MARKET FUNDS — 4.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c]	1,084,790	1,084,790
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c]	75,922	75,922
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b]	8,558	8,558

		1,169,270

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,169,270)		1,169,270

Value

TOTAL INVESTMENTS IN SECURITIES — 104.75%
(Cost: $23,063,975)	$25,686,721
Other Assets, Less Liabilities — (4.75)%	(1,163,182)

NET ASSETS — 100.00%	$24,523,539

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2045 INDEX FUND

January 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.97%

DOMESTIC EQUITY — 58.62%
iShares Core S&P 500 ETF	7,935	$1,193,900
iShares Core S&P Mid-Cap ETF	3,420	373,327
iShares Core S&P Small-Cap ETF	1,789	147,843

		1,715,070
DOMESTIC FIXED INCOME — 12.47%
iShares Barclays Short Treasury Bond Fund	667	73,523
iShares Core Total U.S. Bond Market ETF	2,278	251,469
iShares iBoxx $ High Yield Corporate Bond Fund[a]	424	39,716

		364,708
DOMESTIC REAL ESTATE — 1.31%
iShares Cohen & Steers Realty Majors Index Fund	475	38,380

		38,380
INTERNATIONAL EQUITY — 27.57%
iShares MSCI EAFE Index Fund	11,401	672,431
iShares MSCI Emerging Markets Index Fund	3,032	134,075

		806,506

TOTAL INVESTMENT COMPANIES
(Cost: $2,796,011)		2,924,664

SHORT-TERM INVESTMENTS — 0.34%

MONEY MARKET FUNDS — 0.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c]	7,985	7,985
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c]	559	559
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b]	1,321	1,321

		9,865

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,865)		9,865

Value

TOTAL INVESTMENTS IN SECURITIES — 100.31%
(Cost: $2,805,876)	$2,934,529
Other Assets, Less Liabilities — (0.31)%	(9,051)

NET ASSETS — 100.00%	$2,925,478

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2050 INDEX FUND

January 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.96%

DOMESTIC EQUITY — 59.98%
iShares Core S&P 500 ETF	8,155	$1,227,001
iShares Core S&P Mid-Cap ETF	3,486	380,532
iShares Core S&P Small-Cap ETF	1,868	154,372

		1,761,905
DOMESTIC FIXED INCOME — 9.85%
iShares Barclays Short Treasury Bond Fund	669	73,744
iShares Core Total U.S. Bond Market ETF	1,654	182,585
iShares iBoxx $ High Yield Corporate Bond Fund	351	32,878

		289,207
DOMESTIC REAL ESTATE — 1.27%
iShares Cohen & Steers Realty Majors Index Fund	463	37,410

		37,410
INTERNATIONAL EQUITY — 28.86%
iShares MSCI EAFE Index Fund	11,953	704,988
iShares MSCI Emerging Markets Index Fund	3,228	142,742

		847,730

TOTAL INVESTMENT COMPANIES
(Cost: $2,859,809)		2,936,252

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[a]	1,518	1,518

		1,518

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,518)		1,518

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $2,861,327)		2,937,770
Other Assets, Less Liabilities — (0.01)%		(216)

NET ASSETS — 100.00%		$2,937,554

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MULTI-ASSET INCOME INDEX FUND

January 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.97%

DOMESTIC EQUITY — 23.35%
iShares Dow Jones Select Dividend Index Fund	142,745	$8,578,974
iShares High Dividend Equity Fund	59,787	3,708,588
iShares S&P U.S. Preferred Stock Index Fund[a]	231,294	9,286,454

		21,574,016
DOMESTIC FIXED INCOME — 47.59%
iShares 10+ Year Credit Bond Fund	72,504	4,391,567
iShares Barclays 10-20 Year Treasury Bond Fund	60,146	7,949,497
iShares Barclays 20+ Year Treasury Bond Fund[a]	110,563	12,971,251
iShares iBoxx $ High Yield Corporate Bond Fund[a]	199,138	18,653,257

		43,965,572
DOMESTIC REAL ESTATE — 10.56%
iShares FTSE NAREIT Mortgage Plus Capped Index Fund[a]	649,756	9,752,837

		9,752,837
INTERNATIONAL EQUITY — 7.70%
iShares Dow Jones International Select Dividend Index Fund	98,359	3,436,664
iShares S&P Global Infrastructure Index Fund[a]	100,557	3,675,358

		7,112,022
INTERNATIONAL FIXED INCOME — 10.77%
iShares J.P. Morgan USD Emerging Markets Bond Fund	83,410	9,949,979

		9,949,979

TOTAL INVESTMENT COMPANIES
(Cost: $91,493,281)		92,354,426

SHORT-TERM INVESTMENTS — 30.93%

MONEY MARKET FUNDS — 30.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c]	26,674,106	26,674,106

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c]	1,866,860	$1,866,860
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b]	31,640	31,640

		28,572,606

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,572,606)		28,572,606

TOTAL INVESTMENTS IN SECURITIES — 130.90%
(Cost: $120,065,887)		120,927,032
Other Assets, Less Liabilities — (30.90)%		(28,541,165)

NET ASSETS — 100.00%		$92,385,867

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2013

	iShares S&P Conservative Allocation Fund	iShares S&P Moderate Allocation Fund	iShares S&P Growth Allocation Fund

ASSETS
Investments, at cost:	$127,665,348	$174,548,299	$159,481,497

Investments in securities, at fair value (including securities on loana) (Note 1):	$130,109,600	$182,881,437	$169,893,009
Receivables:
Investment securities sold	8,854,683	11,180,208	13,919,887
Securities lending income (Note 5)	10,521	5,687	4,212
Capital shares sold	764	7,189	12,949
Capital shares redeemed	—	—	33,336

Total Assets	138,975,568	194,074,521	183,863,393

LIABILITIES
Payables:
Investment securities purchased	8,629,040	11,139,927	13,881,204
Collateral for securities on loan (Note 5)	6,699,990	10,306,818	7,807,677
Capital shares redeemed	115,415	15,137	—
Investment advisory fees (Note 2)	11,369	14,854	14,621

Total Liabilities	15,455,814	21,476,736	21,703,502

NET ASSETS	$123,519,754	$172,597,785	$162,159,891

Net assets consist of:
Paid-in capital	$120,840,262	$160,871,595	$147,370,399
Distributions in excess of net investment income	(48,252)	(73,886)	(18,176)
Undistributed net realized gain	283,492	3,466,938	4,396,156
Net unrealized appreciation	2,444,252	8,333,138	10,411,512

NET ASSETS	$123,519,754	$172,597,785	$162,159,891

Shares outstanding[b]	4,000,000	5,350,000	4,650,000

Net asset value per share	$30.88	$32.26	$34.87

[a]	Securities on loan with values of $6,557,583, $10,086,442 and $7,640,375, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2013

	iShares S&P Aggressive Allocation Fund	iShares S&P Target Date Retirement Income Index Fund	iShares S&P Target Date 2010 Index Fund

ASSETS
Investments, at cost:	$115,939,805	$9,553,789	$6,671,096

Investments in securities, at fair value (including securities on loana) (Note 1):	$125,757,224	$9,787,039	$6,877,971
Receivables:
Investment securities sold	11,644,224	—	80,050
Securities lending income (Note 5)	2,853	118	74
Capital shares sold	9,132	1,525	—

Total Assets	137,413,433	9,788,682	6,958,095

LIABILITIES
Payables:
Investment securities purchased	11,636,015	—	80,450
Collateral for securities on loan (Note 5)	7,829,684	182,666	168,227
Capital shares redeemed	6,148	830	—
Investment advisory fees (Note 2)	10,505	760	533

Total Liabilities	19,482,352	184,256	249,210

NET ASSETS	$117,931,081	$9,604,426	$6,708,885

Net assets consist of:
Paid-in capital	$105,326,735	$9,234,564	$6,463,928
Undistributed (distributions in excess of) net investment income	13,149	(2,821)	(1,143)
Undistributed net realized gain	2,773,778	139,433	39,225
Net unrealized appreciation	9,817,419	233,250	206,875

NET ASSETS	$117,931,081	$9,604,426	$6,708,885

Shares outstanding[b]	3,050,000	300,000	200,000

Net asset value per share	$38.67	$32.01	$33.54

[a]	Securities on loan with values of $7,663,854, $178,737 and $164,601, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2013

	iShares S&P Target Date 2015 Index Fund	iShares S&P Target Date 2020 Index Fund	iShares S&P Target Date 2025 Index Fund

ASSETS
Investments, at cost:	$15,139,194	$29,333,461	$21,408,612

Investments in securities, at fair value (including securities on loana) (Note 1):	$16,006,869	$31,245,924	$22,753,396
Receivables:
Investment securities sold	191,113	331,958	231,607
Securities lending income (Note 5)	182	1,169	556

Total Assets	16,198,164	31,579,051	22,985,559

LIABILITIES
Payables:
Investment securities purchased	192,329	333,694	232,854
Collateral for securities on loan (Note 5)	255,300	2,514,927	804,925
Investment advisory fees (Note 2)	1,461	2,603	1,955

Total Liabilities	449,090	2,851,224	1,039,734

NET ASSETS	$15,749,074	$28,727,827	$21,945,825

Net assets consist of:
Paid-in capital	$15,081,614	$26,969,662	$20,669,620
Undistributed (distributions in excess of) net investment income	(2,127)	134	844
Accumulated net realized loss	(198,088)	(154,432)	(69,423)
Net unrealized appreciation	867,675	1,912,463	1,344,784

NET ASSETS	$15,749,074	$28,727,827	$21,945,825

Shares outstanding[b]	450,000	800,000	600,000

Net asset value per share	$35.00	$35.91	$36.58

[a]	Securities on loan with values of $250,010, $2,462,816 and $787,250, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2013

	iShares S&P Target Date 2030 Index Fund	iShares S&P Target Date 2035 Index Fund	iShares S&P Target Date 2040 Index Fund

ASSETS
Investments, at cost:	$20,917,409	$11,907,246	$23,063,975

Investments in securities, at fair value (including securities on loana) (Note 1):	$22,556,430	$13,118,097	$25,686,721
Receivables:
Investment securities sold	186,814	109,686	189,033
Securities lending income (Note 5)	926	100	571

Total Assets	22,744,170	13,227,883	25,876,325

LIABILITIES
Payables:
Investment securities purchased	187,551	110,467	189,873
Collateral for securities on loan (Note 5)	2,161,614	68,158	1,160,712
Investment advisory fees (Note 2)	1,752	1,205	2,201

Total Liabilities	2,350,917	179,830	1,352,786

NET ASSETS	$20,393,253	$13,048,053	$24,523,539

Net assets consist of:
Paid-in capital	$18,833,639	$12,042,814	$22,217,884
Undistributed net investment income	3,096	1,378	3,062
Accumulated net realized loss	(82,503)	(206,990)	(320,153)
Net unrealized appreciation	1,639,021	1,210,851	2,622,746

NET ASSETS	$20,393,253	$13,048,053	$24,523,539

Shares outstanding[b]	550,000	350,000	650,000

Net asset value per share	$37.08	$37.28	$37.73

[a]	Securities on loan with values of $2,116,824, $66,662 and $1,135,225, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2013

	iShares S&P Target Date 2045 Index Fund	iShares S&P Target Date 2050 Index Fund	iShares Morningstar Multi-Asset Income Index Fund

ASSETS
Investments, at cost:	$2,805,876	$2,861,327	$120,065,887

Investments in securities, at fair value (including securities on loana) (Note 1):	$2,934,529	$2,937,770	$120,927,032
Receivables:
Securities lending income (Note 5)	74	87	14,882
Capital shares sold	415	454	—

Total Assets	2,935,018	2,938,311	120,941,914

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	8,544	—	28,540,966
Capital shares redeemed	718	469	—
Investment advisory fees (Note 2)	278	288	15,081

Total Liabilities	9,540	757	28,556,047

NET ASSETS	$2,925,478	$2,937,554	$92,385,867

Net assets consist of:
Paid-in capital	$2,469,380	$2,464,875	$91,126,422
Undistributed (distributions in excess of) net investment income	666	1,190	(67,384)
Undistributed net realized gain	326,779	395,046	465,684
Net unrealized appreciation	128,653	76,443	861,145

NET ASSETS	$2,925,478	$2,937,554	$92,385,867

Shares outstanding[b]	100,000	100,000	3,500,000

Net asset value per share	$29.25	$29.38	$26.40

[a]	Securities on loan with values of $8,362, $ — and $27,916,257, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2013

	iShares S&P Conservative Allocation Fund	iShares S&P Moderate Allocation Fund	iShares S&P Growth Allocation Fund

NET INVESTMENT INCOME
Dividends from Underlying Funds	$1,088,977	$1,575,401	$1,623,328
Interest	19	88	91
Securities lending income	26,311	26,561	31,063

Total investment income	1,115,307	1,602,050	1,654,482

EXPENSES
Investment advisory fees (Note 2)	135,793	192,061	181,675

Total expenses	135,793	192,061	181,675
Less investment advisory fees waived (Note 2)	(76,044)	(107,554)	(101,738)

Net expenses	59,749	84,507	79,937

Net investment income	1,055,558	1,517,543	1,574,545

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(41,494)	(38,046)	(50,620)
In-kind redemptions	392,453	3,815,485	5,033,216
Realized gain distributions from Underlying Funds	11,890	13,334	10,103

Net realized gain	362,849	3,790,773	4,992,699

Net change in unrealized appreciation/depreciation	2,295,100	2,833,493	4,216,104

Net realized and unrealized gain	2,657,949	6,624,266	9,208,803

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,713,507	$8,141,809	$10,783,348

See notes to financial statements.

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2013

	iShares S&P Aggressive Allocation Fund	iShares S&P Target Date Retirement Income Index Fund	iShares S&P Target Date 2010 Index Fund

NET INVESTMENT INCOME
Dividends from Underlying Funds	$1,178,704	$90,158	$59,771
Interest	54	4	2
Securities lending income	26,037	649	455

Total investment income	1,204,795	90,811	60,228

EXPENSES
Investment advisory fees (Note 2)	126,819	10,033	6,968

Total expenses	126,819	10,033	6,968
Less investment advisory fees waived (Note 2)	(71,019)	(5,619)	(3,902)

Net expenses	55,800	4,414	3,066

Net investment income	1,148,995	86,397	57,162

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(78,464)	(4,585)	(12,052)
In-kind redemptions	3,094,907	216,536	114,242
Realized gain distributions from Underlying Funds	4,446	1,175	641

Net realized gain	3,020,889	213,126	102,831

Net change in unrealized appreciation/depreciation	6,433,692	9,272	157,151

Net realized and unrealized gain	9,454,581	222,398	259,982

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,603,576	$308,795	$317,144

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2013

	iShares S&P Target Date 2015 Index Fund	iShares S&P Target Date 2020 Index Fund	iShares S&P Target Date 2025 Index Fund

NET INVESTMENT INCOME
Dividends from Underlying Funds	$169,851	$302,567	$228,244
Interest	8	16	14
Securities lending income	1,258	3,179	3,161

Total investment income	171,117	305,762	231,419

EXPENSES
Investment advisory fees (Note 2)	17,780	31,985	24,679

Total expenses	17,780	31,985	24,679
Less investment advisory fees waived (Note 2)	(9,957)	(17,912)	(13,820)

Net expenses	7,823	14,073	10,859

Net investment income	163,294	291,689	220,560

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(36,126)	(28,082)	(4,898)
In-kind redemptions	—	186,943	176,151
Realized gain distributions from Underlying Funds	1,725	2,474	1,543

Net realized gain (loss)	(34,401)	161,335	172,796

Net change in unrealized appreciation/depreciation	771,346	1,416,927	1,302,911

Net realized and unrealized gain	736,945	1,578,262	1,475,707

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$900,239	$1,869,951	$1,696,267

See notes to financial statements.

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2013

	iShares S&P Target Date 2030 Index Fund	iShares S&P Target Date 2035 Index Fund	iShares S&P Target Date 2040 Index Fund

NET INVESTMENT INCOME
Dividends from Underlying Funds	$202,442	$138,715	$242,040
Interest	12	7	8
Securities lending income	2,526	2,197	4,167

Total investment income	204,980	140,919	246,215

EXPENSES
Investment advisory fees (Note 2)	21,478	14,654	26,466

Total expenses	21,478	14,654	26,466
Less investment advisory fees waived (Note 2)	(12,028)	(8,206)	(14,821)

Net expenses	9,450	6,448	11,645

Net investment income	195,530	134,471	234,570

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(18,566)	(27,800)	(50,386)
In-kind redemptions	198,274	—	—
Realized gain distributions from Underlying Funds	1,173	657	882

Net realized gain (loss)	180,881	(27,143)	(49,504)

Net change in unrealized appreciation/depreciation	1,264,491	1,096,601	2,107,504

Net realized and unrealized gain	1,445,372	1,069,458	2,058,000

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,640,902	$1,203,929	$2,292,570

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2013

	iShares S&P Target Date 2045 Index Fund	iShares S&P Target Date 2050 Index Fund	iShares Morningstar Multi-Asset Income Index Fund

NET INVESTMENT INCOME
Dividends from Underlying Funds	$47,361	$56,704	$1,925,917
Interest	2	1	31
Securities lending income	650	659	58,515

Total investment income	48,013	57,364	1,984,463

EXPENSES
Investment advisory fees (Note 2)	4,952	5,286	93,677

Total expenses	4,952	5,286	93,677
Less investment advisory fees waived (Note 2)	(2,773)	(2,960)	(19,447)

Net expenses	2,179	2,326	74,230

Net investment income	45,834	55,038	1,910,233

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,674)	382	171,747
In-kind redemptions	344,387	409,836	268,904
Realized gain distributions from Underlying Funds	127	92	—

Net realized gain	342,840	410,310	440,651

Net change in unrealized appreciation/depreciation	21,692	(11,178)	(426,204)

Net realized and unrealized gain	364,532	399,132	14,447

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$410,366	$454,170	$1,924,680

See notes to financial statements.

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Conservative Allocation Fund		iShares S&P Moderate Allocation Fund
	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,055,558	$1,837,068	$1,517,543	$2,700,623
Net realized gain	362,849	3,681,104	3,790,773	2,429,420
Net change in unrealized appreciation/depreciation	2,295,100	(2,137,518)	2,833,493	242,814

Net increase in net assets resulting from operations	3,713,507	3,380,654	8,141,809	5,372,857

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,103,810)	(1,839,486)	(1,740,505)	(2,709,534)

Total distributions to shareholders	(1,103,810)	(1,839,486)	(1,740,505)	(2,709,534)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	42,944,971	104,126,972	35,341,013	71,027,395
Cost of shares redeemed	(9,264,081)	(80,261,265)	(22,360,085)	(18,333,827)

Net increase in net assets from capital share transactions	33,680,890	23,865,707	12,980,928	52,693,568

INCREASE IN NET ASSETS	36,290,587	25,406,875	19,382,232	55,356,891

NET ASSETS
Beginning of period	87,229,167	61,822,292	153,215,553	97,858,662

End of period	$123,519,754	$87,229,167	$172,597,785	$153,215,553

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(48,252)	$—	$(73,886)	$149,076

SHARES ISSUED AND REDEEMED
Shares sold	1,400,000	3,500,000	1,100,000	2,350,000
Shares redeemed	(300,000)	(2,700,000)	(700,000)	(600,000)

Net increase in shares outstanding	1,100,000	800,000	400,000	1,750,000

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Growth Allocation Fund		iShares S&P Aggressive Allocation Fund
	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,574,545	$2,622,426	$1,148,995	$1,882,695
Net realized gain	4,992,699	5,945,472	3,020,889	6,060,592
Net change in unrealized appreciation/depreciation	4,216,104	(3,108,093)	6,433,692	(5,035,480)

Net increase in net assets resulting from operations	10,783,348	5,459,805	10,603,576	2,907,807

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,690,578)	(2,659,204)	(1,169,274)	(1,888,525)

Total distributions to shareholders	(1,690,578)	(2,659,204)	(1,169,274)	(1,888,525)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	41,209,514	55,616,895	32,056,850	32,504,549
Cost of shares redeemed	(24,058,882)	(30,630,498)	(13,438,854)	(26,113,022)

Net increase in net assets from capital share transactions	17,150,632	24,986,397	18,617,996	6,391,527

INCREASE IN NET ASSETS	26,243,402	27,786,998	28,052,298	7,410,809

NET ASSETS
Beginning of period	135,916,489	108,129,491	89,878,783	82,467,974

End of period	$162,159,891	$135,916,489	$117,931,081	$89,878,783

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(18,176)	$97,857	$13,149	$33,428

SHARES ISSUED AND REDEEMED
Shares sold	1,200,000	1,750,000	850,000	950,000
Shares redeemed	(700,000)	(950,000)	(350,000)	(750,000)

Net increase in shares outstanding	500,000	800,000	500,000	200,000

See notes to financial statements.

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date Retirement Income Index Fund		iShares S&P Target Date 2010 Index Fund
	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$86,397	$185,225	$57,162	$143,550
Net realized gain (loss)	213,126	(2,540)	102,831	44,971
Net change in unrealized appreciation/depreciation	9,272	185,076	157,151	40,128

Net increase in net assets resulting from operations	308,795	367,761	317,144	228,649

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(89,218)	(185,916)	(58,305)	(144,003)

Total distributions to shareholders	(89,218)	(185,916)	(58,305)	(144,003)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,771,416	1,482,424	1,671,397	7,686,486
Cost of shares redeemed	(3,169,414)	(2,999,857)	(1,652,975)	(12,424,553)

Net increase (decrease) in net assets from capital share transactions	1,602,002	(1,517,433)	18,422	(4,738,067)

INCREASE (DECREASE) IN NET ASSETS	1,821,579	(1,335,588)	277,261	(4,653,421)

NET ASSETS
Beginning of period	7,782,847	9,118,435	6,431,624	11,085,045

End of period	$9,604,426	$7,782,847	$6,708,885	$6,431,624

Distributions in excess of net investment income included in net assets at end of period	$(2,821)	$—	$(1,143)	$—

SHARES ISSUED AND REDEEMED
Shares sold	150,000	50,000	50,000	250,000
Shares redeemed	(100,000)	(100,000)	(50,000)	(400,000)

Net increase (decrease) in shares outstanding	50,000	(50,000)	—	(150,000)

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date 2015 Index Fund		iShares S&P Target Date 2020 Index Fund
	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$163,294	$255,027	$291,689	$466,112
Net realized gain (loss)	(34,401)	179,810	161,335	156,031
Net change in unrealized appreciation/depreciation	771,346	(90,384)	1,416,927	(31,933)

Net increase in net assets resulting from operations	900,239	344,453	1,869,951	590,210

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(174,526)	(262,628)	(305,998)	(469,757)

Total distributions to shareholders	(174,526)	(262,628)	(305,998)	(469,757)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,424,916	7,982,067	7,012,483	8,158,931
Cost of shares redeemed	—	(11,257,113)	(1,709,509)	(6,519,601)

Net increase (decrease) in net assets from capital share transactions	3,424,916	(3,275,046)	5,302,974	1,639,330

INCREASE (DECREASE) IN NET ASSETS	4,150,629	(3,193,221)	6,866,927	1,759,783

NET ASSETS
Beginning of period	11,598,445	14,791,666	21,860,900	20,101,117

End of period	$15,749,074	$11,598,445	$28,727,827	$21,860,900

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,127)	$9,105	$134	$14,443

SHARES ISSUED AND REDEEMED
Shares sold	100,000	250,000	200,000	250,000
Shares redeemed	—	(350,000)	(50,000)	(200,000)

Net increase (decrease) in shares outstanding	100,000	(100,000)	150,000	50,000

See notes to financial statements.

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date 2025 Index Fund		iShares S&P Target Date 2030 Index Fund
	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$220,560	$543,041	$195,530	$330,602
Net realized gain	172,796	950,304	180,881	40,901
Net change in unrealized appreciation/depreciation	1,302,911	(420,420)	1,264,491	(141,749)

Net increase in net assets resulting from operations	1,696,267	1,072,925	1,640,902	229,754

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(229,922)	(545,963)	(198,369)	(330,722)

Total distributions to shareholders	(229,922)	(545,963)	(198,369)	(330,722)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,299,128	24,822,352	5,358,645	5,009,380
Cost of shares redeemed	(3,478,448)	(25,397,589)	(1,738,320)	(3,291,731)

Net increase (decrease) in net assets from capital share transactions	1,820,680	(575,237)	3,620,325	1,717,649

INCREASE (DECREASE) IN NET ASSETS	3,287,025	(48,275)	5,062,858	1,616,681

NET ASSETS
Beginning of period	18,658,800	18,707,075	15,330,395	13,713,714

End of period	$21,945,825	$18,658,800	$20,393,253	$15,330,395

Undistributed net investment income included in net assets at end of period	$844	$10,206	$3,096	$5,935

SHARES ISSUED AND REDEEMED
Shares sold	150,000	750,000	150,000	150,000
Shares redeemed	(100,000)	(750,000)	(50,000)	(100,000)

Net increase in shares outstanding	50,000	—	100,000	50,000

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date 2035 Index Fund		iShares S&P Target Date 2040 Index Fund
	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$134,471	$209,677	$234,570	$388,400
Net realized loss	(27,143)	(161,026)	(49,504)	(262,818)
Net change in unrealized appreciation/depreciation	1,096,601	147,079	2,107,504	103,991

Net increase in net assets resulting from operations	1,203,929	195,730	2,292,570	229,573

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(136,122)	(209,064)	(236,472)	(387,474)

Total distributions to shareholders	(136,122)	(209,064)	(236,472)	(387,474)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,772,953	3,350,766	3,636,586	3,392,757

Net increase in net assets from capital share transactions	1,772,953	3,350,766	3,636,586	3,392,757

INCREASE IN NET ASSETS	2,840,760	3,337,432	5,692,684	3,234,856

NET ASSETS
Beginning of period	10,207,293	6,869,861	18,830,855	15,595,999

End of period	$13,048,053	$10,207,293	$24,523,539	$18,830,855

Undistributed net investment income included in net assets at end of period	$1,378	$3,029	$3,062	$4,964

SHARES ISSUED
Shares sold	50,000	100,000	100,000	100,000

Net increase in shares outstanding	50,000	100,000	100,000	100,000

See notes to financial statements.

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date 2045 Index Fund		iShares S&P Target Date 2050 Index Fund
	Six months ended January 31, 2013 (Unaudited)	Period from August 16, 2011[a] to July 31, 2012	Six months ended January 31, 2013 (Unaudited)	Period from August 16, 2011[a] to July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$45,834	$87,416	$55,038	$94,985
Net realized gain	342,840	103,296	410,310	225,382
Net change in unrealized appreciation/depreciation	21,692	106,961	(11,178)	87,621

Net increase in net assets resulting from operations	410,366	297,673	454,170	407,988

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(45,760)	(86,824)	(54,212)	(94,621)

Total distributions to shareholders	(45,760)	(86,824)	(54,212)	(94,621)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,464,554	6,292,557	4,213,038	7,535,663
Cost of shares redeemed	(2,867,137)	(2,539,951)	(5,639,460)	(3,885,012)

Net increase (decrease) in net assets from capital share transactions	(1,402,583)	3,752,606	(1,426,422)	3,650,651

INCREASE (DECREASE) IN NET ASSETS	(1,037,977)	3,963,455	(1,026,464)	3,964,018

NET ASSETS
Beginning of period	3,963,455	—	3,964,018	—

End of period	$2,925,478	$3,963,455	$2,937,554	$3,964,018

Undistributed net investment income included in net assets at end of period	$666	$592	$1,190	$364

SHARES ISSUED AND REDEEMED
Shares sold	50,000	250,000	150,000	300,000
Shares redeemed	(100,000)	(100,000)	(200,000)	(150,000)

Net increase (decrease) in shares outstanding	(50,000)	150,000	(50,000)	150,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Multi-Asset Income Index Fund
	Six months ended January 31, 2013 (Unaudited)	Period from April 3, 2012[a] to July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,910,233	$291,479
Net realized gain	440,651	25,033
Net change in unrealized appreciation/depreciation	(426,204)	1,287,349

Net increase in net assets resulting from operations	1,924,680	1,603,861

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,979,184)	(289,912)

Total distributions to shareholders	(1,979,184)	(289,912)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	47,574,591	47,530,167
Cost of shares redeemed	(3,978,336)	—

Net increase in net assets from capital share transactions	43,596,255	47,530,167

INCREASE IN NET ASSETS	43,541,751	48,844,116

NET ASSETS
Beginning of period	48,844,116	—

End of period	$92,385,867	$48,844,116

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(67,384)	$1,567

SHARES ISSUED AND REDEEMED
Shares sold	1,800,000	1,850,000
Shares redeemed	(150,000)	—

Net increase in shares outstanding	1,650,000	1,850,000

[a]	Commencement of operations.

See notes to financial statements.

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Conservative Allocation Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$30.08	$29.44	$27.87	$26.27	$25.44

Income from investment operations:
Net investment income[b]	0.30	0.61	0.65	0.54	0.49
Net realized and unrealized gain[c]	0.81	0.65	1.56	1.64	0.77

Total from investment operations	1.11	1.26	2.21	2.18	1.26

Less distributions from:
Net investment income	(0.31)	(0.62)	(0.64)	(0.58)	(0.43)

Total distributions	(0.31)	(0.62)	(0.64)	(0.58)	(0.43)

Net asset value, end of period	$30.88	$30.08	$29.44	$27.87	$26.27

Total return	3.70%[d]	4.34%	7.99%	8.38%	5.03%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$123,520	$87,229	$61,822	$40,409	$10,509
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	1.94%	2.07%	2.26%	1.98%	2.65%
Portfolio turnover rate[g]	8%	12%	7%	8%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Moderate Allocation Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$30.95	$30.58	$28.42	$26.56	$25.60

Income from investment operations:
Net investment income[b]	0.31	0.64	0.69	0.58	0.52
Net realized and unrealized gain[c]	1.37	0.37	2.09	1.82	0.86

Total from investment operations	1.68	1.01	2.78	2.40	1.38

Less distributions from:
Net investment income	(0.37)	(0.64)	(0.62)	(0.54)	(0.42)

Total distributions	(0.37)	(0.64)	(0.62)	(0.54)	(0.42)

Net asset value, end of period	$32.26	$30.95	$30.58	$28.42	$26.56

Total return	5.47%[d]	3.40%	9.84%	9.08%	5.48%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$172,598	$153,216	$97,859	$58,263	$18,591
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	1.98%	2.12%	2.30%	2.06%	2.80%
Portfolio turnover rate[g]	8%	9%	9%	6%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Growth Allocation Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$32.75	$32.28	$29.06	$26.80	$25.79

Income from investment operations:
Net investment income[b]	0.37	0.69	0.73	0.63	0.58
Net realized and unrealized gain[c]	2.14	0.48	3.17	2.22	0.88

Total from investment operations	2.51	1.17	3.90	2.85	1.46

Less distributions from:
Net investment income	(0.39)	(0.70)	(0.68)	(0.59)	(0.45)

Total distributions	(0.39)	(0.70)	(0.68)	(0.59)	(0.45)

Net asset value, end of period	$34.87	$32.75	$32.28	$29.06	$26.80

Total return	7.70%[d]	3.75%	13.49%	10.68%	5.83%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$162,160	$135,916	$108,129	$61,030	$26,797
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.17%	2.17%	2.29%	2.18%	3.22%
Portfolio turnover rate[g]	10%	5%	10%	5%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Aggressive Allocation Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$35.25	$35.09	$30.11	$26.97	$25.96

Income from investment operations:
Net investment income[b]	0.42	0.76	0.69	0.56	0.59
Net realized and unrealized gain[c]	3.42	0.16	4.93	3.15	0.91

Total from investment operations	3.84	0.92	5.62	3.71	1.50

Less distributions from:
Net investment income	(0.42)	(0.76)	(0.64)	(0.57)	(0.49)

Total distributions	(0.42)	(0.76)	(0.64)	(0.57)	(0.49)

Net asset value, end of period	$38.67	$35.25	$35.09	$30.11	$26.97

Total return	10.96%[d]	2.76%	18.75%	13.78%	6.04%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$117,931	$89,879	$82,468	$43,661	$18,876
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.27%	2.24%	2.00%	1.89%	3.38%
Portfolio turnover rate[g]	12%	12%	13%	8%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date Retirement Income Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$31.13	$30.39	$28.55	$26.62	$25.58

Income from investment operations:
Net investment income[b]	0.34	0.70	0.78	0.67	0.53
Net realized and unrealized gain[c]	0.90	0.72	1.84	1.97	1.05

Total from investment operations	1.24	1.42	2.62	2.64	1.58

Less distributions from:
Net investment income	(0.36)	(0.68)	(0.78)	(0.71)	(0.54)

Total distributions	(0.36)	(0.68)	(0.78)	(0.71)	(0.54)

Net asset value, end of period	$32.01	$31.13	$30.39	$28.55	$26.62

Total return	4.00%[d]	4.71%	9.30%	10.03%	6.31%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,604	$7,783	$9,118	$7,138	$2,662
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.15%	2.30%	2.63%	2.39%	2.88%
Portfolio turnover rate[g]	2%	18%	20%	14%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2010 Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$32.16	$31.67	$29.40	$27.11	$25.66

Income from investment operations:
Net investment income[b]	0.34	0.74	0.79	0.69	0.54
Net realized and unrealized gain[c]	1.41	0.46	2.48	2.32	1.09

Total from investment operations	1.75	1.20	3.27	3.01	1.63

Less distributions from:
Net investment income	(0.37)	(0.71)	(1.00)	(0.72)	(0.18)

Total distributions	(0.37)	(0.71)	(1.00)	(0.72)	(0.18)

Net asset value, end of period	$33.54	$32.16	$31.67	$29.40	$27.11

Total return	5.48%[d]	3.87%	11.22%	11.15%	6.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,709	$6,432	$11,085	$2,940	$2,711
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.05%	2.38%	2.53%	2.38%	2.94%
Portfolio turnover rate[g]	6%	20%	28%	11%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2015 Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$33.14	$32.87	$29.91	$27.18	$25.74

Income from investment operations:
Net investment income[b]	0.39	0.76	0.85	0.70	0.54
Net realized and unrealized gain[c]	1.87	0.29	3.00	2.56	1.09

Total from investment operations	2.26	1.05	3.85	3.26	1.63

Less distributions from:
Net investment income	(0.40)	(0.78)	(0.89)	(0.53)	(0.19)

Total distributions	(0.40)	(0.78)	(0.89)	(0.53)	(0.19)

Net asset value, end of period	$35.00	$33.14	$32.87	$29.91	$27.18

Total return	6.86%[d]	3.30%	12.95%	12.04%	6.39%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,749	$11,598	$14,792	$5,982	$2,718
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.30%	2.36%	2.63%	2.40%	2.98%
Portfolio turnover rate[g]	6%	23%	24%	13%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2020 Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$33.63	$33.50	$30.22	$27.20	$25.81

Income from investment operations:
Net investment income[b]	0.40	0.78	0.84	0.66	0.54
Net realized and unrealized gain[c]	2.29	0.12	3.49	2.80	1.04

Total from investment operations	2.69	0.90	4.33	3.46	1.58

Less distributions from:
Net investment income	(0.41)	(0.77)	(1.05)	(0.44)	(0.19)

Total distributions	(0.41)	(0.77)	(1.05)	(0.44)	(0.19)

Net asset value, end of period	$35.91	$33.63	$33.50	$30.22	$27.20

Total return	8.04%[d]	2.81%	14.43%	12.73%	6.22%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$28,728	$21,861	$20,101	$10,578	$2,720
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.28%	2.39%	2.54%	2.22%	3.01%
Portfolio turnover rate[g]	4%	20%	20%	13%	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2025 Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$33.93	$34.01	$30.24	$27.20	$25.88

Income from investment operations:
Net investment income[b]	0.40	0.78	0.86	0.66	0.57
Net realized and unrealized gain (loss)[c]	2.67	(0.06)	3.84	2.94	0.95

Total from investment operations	3.07	0.72	4.70	3.60	1.52

Less distributions from:
Net investment income	(0.42)	(0.80)	(0.93)	(0.56)	(0.20)

Total distributions	(0.42)	(0.80)	(0.93)	(0.56)	(0.20)

Net asset value, end of period	$36.58	$33.93	$34.01	$30.24	$27.20

Total return	9.09%[d]	2.24%	15.64%	13.27%	5.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$21,946	$18,659	$18,707	$7,559	$4,080
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.23%	2.36%	2.56%	2.22%	3.22%
Portfolio turnover rate[g]	3%	26%	17%	9%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2030 Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$34.07	$34.28	$30.29	$27.13	$25.94

Income from investment operations:
Net investment income[b]	0.41	0.79	0.80	0.64	0.54
Net realized and unrealized gain (loss)[c]	3.01	(0.22)	4.19	3.04	0.86

Total from investment operations	3.42	0.57	4.99	3.68	1.40

Less distributions from:
Net investment income	(0.41)	(0.78)	(1.00)	(0.52)	(0.21)

Total distributions	(0.41)	(0.78)	(1.00)	(0.52)	(0.21)

Net asset value, end of period	$37.08	$34.07	$34.28	$30.29	$27.13

Total return	10.09%[d]	1.77%	16.55%	13.56%	5.52%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,393	$15,330	$13,714	$9,086	$4,069
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.28%	2.39%	2.37%	2.15%	3.08%
Portfolio turnover rate[g]	4%	21%	23%	18%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2035 Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$34.02	$34.35	$30.18	$27.09	$25.98

Income from investment operations:
Net investment income[b]	0.41	0.80	0.78	0.59	0.52
Net realized and unrealized gain (loss)[c]	3.26	(0.35)	4.42	3.13	0.79

Total from investment operations	3.67	0.45	5.20	3.72	1.31

Less distributions from:
Net investment income	(0.41)	(0.78)	(1.03)	(0.63)	(0.20)

Total distributions	(0.41)	(0.78)	(1.03)	(0.63)	(0.20)

Net asset value, end of period	$37.28	$34.02	$34.35	$30.18	$27.09

Total return	10.84%[d]	1.42%	17.34%	13.74%	5.18%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$13,048	$10,207	$6,870	$3,018	$2,709
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.29%	2.40%	2.30%	1.99%	3.01%
Portfolio turnover rate[g]	4%	21%	30%	16%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2040 Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$34.24	$34.66	$30.33	$27.05	$26.00

Income from investment operations:
Net investment income[b]	0.40	0.79	0.73	0.68	0.51
Net realized and unrealized gain (loss)[c]	3.49	(0.43)	4.65	3.06	0.75

Total from investment operations	3.89	0.36	5.38	3.74	1.26

Less distributions from:
Net investment income	(0.40)	(0.78)	(1.05)	(0.46)	(0.21)

Total distributions	(0.40)	(0.78)	(1.05)	(0.46)	(0.21)

Net asset value, end of period	$37.73	$34.24	$34.66	$30.33	$27.05

Total return	11.44%[d]	1.17%	17.85%	13.82%	4.96%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$24,524	$18,831	$15,596	$10,617	$2,705
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.22%	2.37%	2.14%	2.26%	2.94%
Portfolio turnover rate[g]	4%	19%	15%	13%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares S&P Target Date 2045 Index Fund

	Six months ended Jan. 31, 2013 (Unaudited)	Period from Aug. 16, 2011[a] to Jul. 31, 2012
Net asset value, beginning of period	$26.42	$24.75

Income from investment operations:
Net investment income[b]	0.32	0.60
Net realized and unrealized gain[c]	2.82	1.65

Total from investment operations	3.14	2.25

Less distributions from:
Net investment income	(0.31)	(0.58)

Total distributions	(0.31)	(0.58)

Net asset value, end of period	$29.25	$26.42

Total return	11.93%[d]	9.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,925	$3,963
Ratio of expenses to average net assets[e,f]	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.31%	2.42%
Portfolio turnover rate[g]	3%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares S&P Target Date 2050 Index Fund

	Six months ended Jan. 31, 2013 (Unaudited)	Period from Aug. 16, 2011[a] to Jul. 31, 2012
Net asset value, beginning of period	$26.43	$24.75

Income from investment operations:
Net investment income[b]	0.36	0.61
Net realized and unrealized gain[c]	2.88	1.64

Total from investment operations	3.24	2.25

Less distributions from:
Net investment income	(0.29)	(0.57)

Total distributions	(0.29)	(0.57)

Net asset value, end of period	$29.38	$26.43

Total return	12.34%[d]	9.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,938	$3,964
Ratio of expenses to average net assets[e,f]	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.60%	2.49%
Portfolio turnover rate[g]	3%	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Morningstar Multi-Asset Income Index Fund

	Six months ended Jan. 31, 2013 (Unaudited)	Period from Apr. 3, 2012[a] to Jul. 31, 2012
Net asset value, beginning of period	$26.40	$25.00

Income from investment operations:
Net investment income[b]	0.68	0.35
Net realized and unrealized gain[c]	0.02	1.37

Total from investment operations	0.70	1.72

Less distributions from:
Net investment income	(0.70)	(0.32)

Total distributions	(0.70)	(0.32)

Net asset value, end of period	$26.40	$26.40

Total return	2.69%[d]	6.91%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$92,386	$48,844
Ratio of expenses to average net assets[e,f]	0.20%	0.20%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%
Ratio of net investment income to average net assets[f]	5.10%	4.22%
Portfolio turnover rate[g]	28%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Allocation/Index Fund	Diversification Classification
S&P Conservative	Diversified
S&P Moderate	Diversified
S&P Growth	Diversified
S&P Aggressive	Diversified
S&P Target Date Retirement Income	Diversified
S&P Target Date 2010	Diversified
S&P Target Date 2015	Diversified
S&P Target Date 2020	Diversified

iShares Allocation/Index Fund	Diversification Classification
S&P Target Date 2025	Diversified
S&P Target Date 2030	Diversified
S&P Target Date 2035	Diversified
S&P Target Date 2040	Diversified
S&P Target Date 2045	Diversified
S&P Target Date 2050	Diversified
Morningstar Multi-Asset Income	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. Each underlying index is comprised entirely of securities of iShares funds (each, an “Underlying Fund,” collectively, the “Underlying Funds”) that themselves seek investment results that correspond generally to the price and yield performance, before fees and expenses, of their own respective underlying indexes. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Each Fund is a fund of funds and seeks its investment objective by investing primarily in the affiliated Underlying Funds.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of

62	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of January 31, 2013, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions from the Underlying Funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

64	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of each Fund.

BFA has contractually agreed to waive a portion of the investment advisory fees it is entitled to receive from each Fund, except the iShares Morningstar Multi-Asset Income Index Fund, through June 30, 2014 in an amount equal to 0.14%. After giving effect to the fee waiver, BFA will receive an annual advisory fee of 0.11% of the average daily net assets of each Fund. BFA also receives investment advisory fees from the Underlying Funds as a result of the Funds’ investments in the Underlying Funds.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Morningstar Multi-Asset Income Index Fund through December 31, 2014 in order to limit total annual operating expenses, inclusive of indirect fees and expenses incurred by the Underlying Funds, to 0.60% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended January 31, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares Allocation/Index Fund	Securities Lending Agent Fees
S&P Conservative	$14,167
S&P Moderate	14,302
S&P Growth	16,726
S&P Aggressive	14,020
S&P Target Date Retirement Income	348
S&P Target Date 2010	245
S&P Target Date 2015	678
S&P Target Date 2020	1,712

iShares Allocation/Index Fund	Securities Lending Agent Fees
S&P Target Date 2025	$1,702
S&P Target Date 2030	1,360
S&P Target Date 2035	1,183
S&P Target Date 2040	2,244
S&P Target Date 2045	350
S&P Target Date 2050	355
Morningstar Multi-Asset Income	31,508

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2013 were as follows:

iShares Allocation/Index Fund	Purchases	Sales
S&P Conservative	$8,629,042	$8,878,824
S&P Moderate	11,804,158	11,987,342
S&P Growth	14,926,961	14,907,094
S&P Aggressive	11,636,015	11,644,223
S&P Target Date Retirement Income	173,345	174,080
S&P Target Date 2010	324,513	316,071
S&P Target Date 2015	830,444	827,163
S&P Target Date 2020	1,103,587	1,096,483
S&P Target Date 2025	582,762	582,645
S&P Target Date 2030	621,145	620,864
S&P Target Date 2035	515,172	515,037
S&P Target Date 2040	846,502	835,948
S&P Target Date 2045	131,690	131,361
S&P Target Date 2050	111,061	111,087
Morningstar Multi-Asset Income	20,307,713	20,332,987

In-kind transactions (see Note 4) for the six months ended January 31, 2013 were as follows:

iShares Allocation/Index Fund	In-kind Purchases	In-kind Sales
S&P Conservative	$42,933,574	$9,148,665
S&P Moderate	35,316,835	22,316,877
S&P Growth	41,022,447	23,999,414
S&P Aggressive	32,012,991	13,430,309
S&P Target Date Retirement Income	4,766,949	3,168,171
S&P Target Date 2010	1,670,493	1,652,309
S&P Target Date 2015	3,420,738	—
S&P Target Date 2020	7,005,775	1,709,038
S&P Target Date 2025	5,293,966	3,469,204
S&P Target Date 2030	5,352,237	1,737,278
S&P Target Date 2035	1,771,222	—
S&P Target Date 2040	3,635,590	—
S&P Target Date 2045	1,464,140	2,865,624
S&P Target Date 2050	4,210,935	5,636,619
Morningstar Multi-Asset Income	47,524,928	3,975,776

66	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of January 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of January 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of July 31, 2012, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Allocation/Index Fund	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
S&P Conservative	$—	$—	$24,897	$24,897
S&P Moderate	2,392	—	4,198	6,590
S&P Growth	—	11,361	—	11,361
S&P Target Date Retirement Income	18,372	—	136	18,508
S&P Target Date 2010	19,381	—	—	19,381
S&P Target Date 2015	9,906	—	24,567	34,473
S&P Target Date 2020	50,750	—	731	51,481
S&P Target Date 2030	—	—	2,415	2,415
S&P Target Date 2035	13,915	—	—	13,915
S&P Target Date 2040	15,852	—	—	15,852

[a]	Must be utilized prior to losses subject to expiration.

As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Allocation/Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P Conservative	$127,719,808	$2,568,893	$(179,101)	$2,389,792
S&P Moderate	174,815,569	8,333,138	(267,270)	8,065,868
S&P Growth	160,066,679	10,411,512	(585,182)	9,826,330
S&P Aggressive	116,095,707	9,817,880	(156,363)	9,661,517
S&P Target Date Retirement Income	9,577,180	234,167	(24,308)	209,859
S&P Target Date 2010	6,682,458	221,508	(25,995)	195,513
S&P Target Date 2015	15,178,379	867,843	(39,353)	828,490
S&P Target Date 2020	29,387,169	1,912,645	(53,890)	1,858,755
S&P Target Date 2025	21,482,275	1,348,508	(77,387)	1,271,121
S&P Target Date 2030	21,112,838	1,639,033	(195,441)	1,443,592
S&P Target Date 2035	11,941,005	1,210,855	(33,763)	1,177,092
S&P Target Date 2040	23,124,092	2,622,749	(60,120)	2,562,629
S&P Target Date 2045	2,806,936	130,472	(2,879)	127,593
S&P Target Date 2050	2,865,074	78,602	(5,906)	72,696
Morningstar Multi-Asset Income	120,066,520	2,030,696	(1,170,184)	860,512

Management has reviewed the tax positions as of January 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

68	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	69

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Allocation/Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P Conservative	$0.30151	$—	$0.00724	$0.30875	98%	—%	2%	100%
S&P Moderate	0.36664	—	0.00782	0.37446	98	—	2	100
S&P Growth	0.37787	—	0.00828	0.38615	98	—	2	100
S&P Aggressive	0.40938	—	0.01095	0.42033	97	—	3	100
S&P Target Date Retirement Income	0.35102	—	0.00585	0.35687	98	—	2	100
S&P Target Date 2010	0.36453	—	0.00661	0.37114	98	—	2	100
S&P Target Date 2015	0.39332	—	0.00809	0.40141	98	—	2	100
S&P Target Date 2020	0.39990	—	0.00810	0.40800	98	—	2	100
S&P Target Date 2025	0.40844	—	0.00960	0.41804	98	—	2	100
S&P Target Date 2030	0.39933	—	0.01044	0.40977	97	—	3	100
S&P Target Date 2035	0.39605	—	0.01131	0.40736	97	—	3	100
S&P Target Date 2040	0.39288	—	0.01190	0.40478	97	—	3	100
S&P Target Date 2045	0.29563	—	0.00944	0.30507	97	—	3	100
S&P Target Date 2050	0.28356	—	0.01034	0.29390	96	—	4	100
Morningstar Multi-Asset Income	0.67368	—	0.02643	0.70011	96	—	4	100

70	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s or Morningstar, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-74-0113

January 31, 2013

2013 Semi-Annual Report

iShares Trust

iShares MSCI EAFE Growth Index Fund  |  EFG  |  NYSE Arca

iShares MSCI EAFE Value Index Fund  |  EFV  |  NYSE Arca

iShares MSCI EAFE Small Cap Index Fund  |  SCZ  |  NYSE Arca

Fund Performance Overview

iSHARES® MSCI EAFE GROWTH INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.64%	15.11%	15.98%	(0.43)%	(0.70)%	(0.30)%	4.58%	4.55%	4.77%

Cumulative Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.64%	15.11%	15.98%	(2.11)%	(3.46)%	(1.49)%	39.92%	39.65%	41.77%

Total returns for the period since inception are calculated from the inception date of the Fund (8/1/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

The iShares MSCI EAFE Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Growth Index (the “Index”). The Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index and consists of those securities classified by MSCI Inc. as most representing the growth style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 15.48%, net of fees, while the total return for the Index was 15.79%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Consumer Non-Cyclical	34.63%
Consumer Cyclical	14.66
Industrial	13.59
Financial	12.41
Basic Materials	11.95
Communications	4.21
Energy	3.29
Technology	3.13
Utilities	1.12
Diversified	0.68
Short-Term and Other Net Assets	0.33

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

Nestle SA Registered (Switzerland)	3.92%
Roche Holding AG Genusschein (Switzerland)	2.70
Toyota Motor Corp. (Japan)	2.29
BHP Billiton Ltd. (Australia)	2.18
GlaxoSmithKline PLC (United Kingdom)	1.98
British American Tobacco PLC (United Kingdom)	1.75
BASF SE (Germany)	1.62
Bayer AG Registered (Germany)	1.42
Rio Tinto PLC (United Kingdom)	1.31
SAP AG (Germany)	1.31

TOTAL	20.48%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EAFE VALUE INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.29%	18.66%	18.45%	(1.42)%	(1.50)%	(1.34)%	3.37%	3.40%	3.50%

Cumulative Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.29%	18.66%	18.45%	(6.88)%	(7.27)%	(6.52)%	28.28%	28.55%	29.42%

Total returns for the period since inception are calculated from the inception date of the Fund (8/1/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

The iShares MSCI EAFE Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Value Index (the “Index”). The Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index and consists of those securities classified by MSCI Inc. as most representing the value style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 21.23%, net of fees, while the total return for the Index was 21.50%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Financial	36.98%
Energy	11.54
Consumer Non-Cyclical	10.10
Communications	9.43
Consumer Cyclical	8.99
Industrial	8.55
Utilities	6.19
Basic Materials	5.62
Technology	1.49
Diversified	0.85
Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

HSBC Holdings PLC (United Kingdom)	3.61%
Novartis AG Registered (Switzerland)	2.72
BP PLC (United Kingdom)	2.44
Vodafone Group PLC (United Kingdom)	2.33
Royal Dutch Shell PLC Class A (United Kingdom)	2.29
Sanofi (France)	2.02
Total SA (France)	2.00
Royal Dutch Shell PLC Class B (United Kingdom)	1.66
Siemens AG Registered (Germany)	1.56
Westpac Banking Corp. (Australia)	1.56

TOTAL	22.19%

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.87%	16.21%	16.63%	2.04%	1.27%	2.18%	(0.71)%	(0.71)%	(0.58)%

Cumulative Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.87%	16.21%	16.63%	10.61%	6.52%	11.38%	(3.58)%	(3.60)%	(2.97)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/10/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

The iShares MSCI EAFE Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Small Cap Index (the “Index”). The Index represents the small capitalization segment of the MSCI EAFE® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 20.15%, net of fees, while the total return for the Index was 19.91%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Industrial	21.47%
Financial	20.69
Consumer Cyclical	15.97
Consumer Non-Cyclical	14.50
Basic Materials	9.09
Communications	7.01
Energy	4.79
Technology	3.96
Utilities	1.36
Diversified	0.90
Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

MTU Aero Engines Holding AG (Germany)	0.41%
Bilfinger Berger SE (Germany)	0.36
Informa PLC (United Kingdom)	0.36
Suntec REIT (Singapore)	0.34
Symrise AG (Germany)	0.33
Travis Perkins PLC (United Kingdom)	0.33
Mondi PLC (United Kingdom)	0.33
PSP Swiss Property AG Registered (Switzerland)	0.32
William Hill PLC (United Kingdom)	0.31
Bank of Ireland (Ireland)	0.30

TOTAL	3.39%

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
EAFE Growth
Actual	$1,000.00	$1,154.80	0.40%	$2.17
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.40	2.04
EAFE Value
Actual	1,000.00	1,212.30	0.40	2.23
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.40	2.04
EAFE Small Cap
Actual	1,000.00	1,201.50	0.40	2.22
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.40	2.04

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.80%

AUSTRALIA — 9.09%
ALS Ltd.	85,666	$1,005,231
Amcor Ltd.	306,008	2,681,125
APA Group	77,662	467,401
Asciano Ltd.	241,918	1,218,766
ASX Ltd.	22,678	827,900
Aurizon Holdings Ltd.	456,692	1,891,119
BHP Billiton Ltd.	803,068	31,394,744
Boral Ltd.	188,094	963,300
Brambles Ltd.	393,183	3,325,988
Caltex Australia Ltd.	14,732	298,412
Coca-Cola Amatil Ltd.	141,868	2,047,979
Cochlear Ltd.	14,326	1,206,327
Commonwealth Bank of Australia	138,910	9,338,163
Computershare Ltd.	109,794	1,199,031
Crown Ltd.	102,370	1,237,546
CSL Ltd.	126,672	7,258,959
Echo Entertainment Group Ltd.	182,352	684,728
Flight Centre Ltd.	13,572	429,784
Fortescue Metals Group Ltd.	350,378	1,710,361
Iluka Resources Ltd.	69,774	707,400
Incitec Pivot Ltd.	404,434	1,362,559
Insurance Australia Group Ltd.	531,222	2,781,537
James Hardie Industries SE	112,462	1,196,495
Leighton Holdings Ltd.	36,830	794,433
Macquarie Group Ltd.	27,550	1,106,337
Newcrest Mining Ltd.	190,414	4,647,504
Orica Ltd.	90,422	2,417,284
Qantas Airways Ltd.[a]	268,656	428,739
QBE Insurance Group Ltd.	145,870	1,813,624
Ramsay Health Care Ltd.	34,046	1,049,015
Rio Tinto Ltd.	108,344	7,499,223
Santos Ltd.	238,090	2,970,143
Sims Metal Management Ltd.	40,716	399,207
Suncorp Group Ltd.	156,716	1,732,703
Sydney Airport	59,856	197,912
Transurban Group	334,370	2,127,464
Treasury Wine Estates Ltd.	152,830	757,194
Wesfarmers Ltd.	252,184	9,890,322
Whitehaven Coal Ltd.	114,144	390,510
Woodside Petroleum Ltd.	164,256	6,076,975

Security	Shares	Value

Woolworths Ltd.	306,820	$9,997,691
WorleyParsons Ltd.	50,808	1,337,071

		130,868,206
AUSTRIA — 0.22%
Andritz AG	18,212	1,198,842
Erste Group Bank AGa	53,360	1,795,198
Verbund AG	5,858	124,801

		3,118,841
BELGIUM — 1.56%
Anheuser-Busch InBev NV	199,984	17,346,173
Colruyt SA	18,444	893,906
KBC Groep NV	29,464	1,161,238
Telenet Group Holding NV	13,746	650,259
UCB SA	17,516	1,010,845
Umicore SA	28,420	1,479,439

		22,541,860
DENMARK — 2.11%
Carlsberg A/S Class B	26,738	2,860,277
Coloplast A/S Class B	28,130	1,484,122
Danske Bank A/Sa	162,632	3,118,520
DSV A/S	46,806	1,200,667
Novo Nordisk A/S Class B	101,732	18,711,588
Novozymes A/S Class B	60,610	1,989,220
TrygVesta A/S	6,496	511,133
William Demant Holding A/Sa	6,380	559,345

		30,434,872
FINLAND — 0.48%
Kone OYJ Class B	38,802	3,199,690
Neste Oil OYJ	32,480	518,038
Nokian Renkaat OYJ	27,260	1,172,616
Wartsila OYJ Abp	42,050	2,000,606

		6,890,950
FRANCE — 7.82%
Accor SA	13,630	531,914
Aeroports de Paris	7,424	612,299
ALSTOM	25,462	1,129,835
Arkema SA	7,598	866,335
Atos SA	13,398	979,885
Bureau Veritas SA	13,862	1,659,783
Casino Guichard-Perrachon SA	7,366	721,399
Christian Dior SA	13,746	2,401,389

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2013

Security	Shares	Value

Compagnie Generale de Geophysique-Veritas[a]	39,162	$1,137,325
Credit Agricole SAa	86,594	855,710
Danone SA	144,362	10,001,638
Dassault Systemes SA	15,428	1,714,727
Edenred SA	42,862	1,373,650
Essilor International SA	50,808	5,178,712
European Aeronautic Defence and Space Co. NV	103,472	4,860,369
Eutelsat Communications SA	32,654	1,121,853
Gemalto NV	19,778	1,760,603
Groupe Eurotunnel SA Registered	137,228	1,167,001
Iliad SA	5,684	1,053,160
JCDecaux SA	16,704	467,198
L’Air Liquide SA	77,604	9,916,670
L’Oreal SA	60,030	8,914,423
Legrand SA	58,812	2,668,363
LVMH Moet Hennessy Louis Vuitton SA	63,278	11,926,313
Pernod Ricard SA	52,780	6,605,533
PPR SA	6,612	1,421,659
PSA Peugeot Citroen SAa,b	58,058	452,672
Publicis Groupe SA	44,660	2,925,288
Remy Cointreau SA	5,394	688,177
Safran SA	57,710	2,648,915
Schneider Electric SA	131,080	9,981,754
SCOR SE	12,702	365,524
SES SA Class A FDR	49,996	1,530,006
Societe BIC SA	7,308	983,655
Sodexo	23,606	2,101,364
STMicroelectronics NV	79,112	680,831
Technip SA	25,462	2,760,129
Unibail-Rodamco SE	23,258	5,494,826
Zodiac Aerospace	8,526	932,567

		112,593,454
GERMANY — 8.21%
Adidas AG	52,490	4,877,054
BASF SE	230,028	23,311,824
Bayer AG Registered	206,538	20,376,165
Beiersdorf AG	24,766	2,173,361
Brenntag AG	12,876	1,834,303
Continental AG	27,144	3,185,271
Deutsche Lufthansa AG Registered	59,160	1,174,442

Security	Shares	Value

Fraport AG	9,164	$555,410
Fresenius Medical Care AG & Co. KGaA	52,026	3,667,299
Fresenius SE & Co. KGaA	30,914	3,761,950
GEA Group AG	42,746	1,549,224
HeidelbergCement AG	23,084	1,453,594
Henkel AG & Co. KGaA	33,118	2,457,654
Hochtief AGa	7,482	487,796
Hugo Boss AG	6,090	716,628
Infineon Technologies AG	94,366	851,173
Kabel Deutschland Holding AG	22,272	1,805,455
Lanxess AG	20,880	1,762,903
Linde AG	45,878	8,369,727
MAN SE	10,382	1,251,416
Merck KGaA	16,182	2,250,359
Muenchener Rueckversicherungs-Gesellschaft AG Registered	28,942	5,317,339
QIAGEN NVa	57,710	1,211,850
Salzgitter AG	6,322	294,516
SAP AG	230,376	18,869,053
Suedzucker AG	20,068	858,614
ThyssenKrupp AGa	96,744	2,349,319
United Internet AG Registered	23,722	551,429
Volkswagen AG	3,596	830,049

		118,155,177
GREECE — 0.09%
Coca-Cola Hellenic Bottling Co. SAa	35,020	910,317
Coca-Cola Hellenic Bottling Co. SA SP ADR[a]	15,333	394,058

		1,304,375
HONG KONG — 3.18%
AIA Group Ltd.	2,714,400	10,797,401
ASM Pacific Technology Ltd.	46,400	586,319
Cheung Kong Infrastructure Holdings Ltd.	116,000	735,891
CLP Holdings Ltd.	435,000	3,699,084
Galaxy Entertainment Group Ltd.[a]	522,000	2,352,382
Hang Lung Properties Ltd.	522,000	1,968,732
Hong Kong and China Gas Co. Ltd. (The)	1,338,183	3,796,019
Hong Kong Exchanges and Clearing Ltd.	174,000	3,300,290

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2013

Security	Shares	Value

Hysan Development Co. Ltd.	174,000	$876,114
Li & Fung Ltd.	1,392,400	1,956,954
Link REIT (The)	580,000	3,013,861
MGM China Holdings Ltd.	255,200	604,148
MTR Corp. Ltd.	145,000	598,285
Orient Overseas International Ltd.	58,000	406,460
Sands China Ltd.	603,200	3,041,083
Shangri-La Asia Ltd.	384,666	910,640
SJM Holdings Ltd.	522,000	1,423,545
Swire Properties Ltd.[b]	278,400	1,019,478
Wharf (Holdings) Ltd. (The)[b]	406,000	3,585,971
Wynn Macau Ltd.[a]	394,400	1,106,080

		45,778,737
IRELAND — 0.26%
Elan Corp. PLC[a]	128,238	1,344,518
Kerry Group PLC Class A	38,628	2,026,559
Ryanair Holdings PLC SP ADR	8,120	316,274

		3,687,351
ISRAEL — 0.49%
Israel Chemicals Ltd.	109,736	1,451,079
Israel Corp. Ltd. (The)	232	158,073
Mellanox Technologies Ltd.[a,b]	8,816	448,374
Mizrahi Tefahot Bank Ltd.[a]	7,076	74,737
NICE Systems Ltd.[a]	15,138	554,006
Teva Pharmaceutical Industries Ltd.	117,798	4,368,113

		7,054,382
ITALY — 1.16%
Assicurazioni Generali SpA	291,740	5,587,668
Fiat Industrial SpA	212,744	2,739,064
Fiat SpA[a]	140,476	858,069
Luxottica Group SpA	40,426	1,859,687
Pirelli & C. SpA	57,478	704,916
Prysmian SpA	26,796	573,237
Saipem SpA	65,656	1,862,637
Tenaris SA	117,624	2,465,192

		16,650,470
JAPAN — 19.60%
ABC-MART Inc.	5,800	221,170
Acom Co. Ltd.[a]	4,060	106,238
Advantest Corp.	34,800	473,228
AEON Credit Service Co. Ltd.	11,600	240,745
AEON Mall Co. Ltd.	19,000	459,073

Security	Shares	Value

Aisin Seiki Co. Ltd.	17,400	$569,704
Ajinomoto Co. Inc.	174,000	2,366,141
Asahi Group Holdings Ltd.	98,600	2,094,953
Asahi Kasei Corp.	116,000	671,137
ASICS Corp.	40,600	578,792
Astellas Pharma Inc.	110,200	5,621,094
Benesse Holdings Inc.	17,400	760,749
Bridgestone Corp.	162,400	4,258,418
Calbee Inc.	5,800	477,931
Casio Computer Co. Ltd.[b]	58,000	500,811
Chiyoda Corp.	58,000	728,972
Chugai Pharmaceutical Co. Ltd.	58,000	1,195,463
Citizen Holdings Co. Ltd.	23,200	133,465
Credit Saison Co. Ltd.	40,600	859,958
Dai-ichi Life Insurance Co. Ltd. (The)	2,146	3,082,847
Daihatsu Motor Co. Ltd.	58,000	1,208,810
Daiichi Sankyo Co. Ltd.	162,400	2,754,714
Daikin Industries Ltd.	58,000	2,218,058
Dainippon Sumitomo Pharma Co. Ltd.	34,800	491,151
Daito Trust Construction Co. Ltd.	17,400	1,719,790
Daiwa House Industry Co. Ltd.	116,000	2,134,166
Daiwa Securities Group Inc.	406,000	2,362,327
Dena Co. Ltd.	23,200	735,200
Dentsu Inc.	46,400	1,299,058
Don Quijote Co. Ltd.	11,600	462,678
East Japan Railway Co.	87,000	5,891,519
FamilyMart Co. Ltd.	17,400	701,644
FANUC Corp.	47,900	7,479,454
Fast Retailing Co. Ltd.	12,800	3,377,427
Fuji Heavy Industries Ltd.	116,000	1,564,716
Gree Inc.[b]	23,200	345,737
Hakuhodo DY Holdings Inc.	6,380	434,841
Hamamatsu Photonics K.K.	17,400	666,371
Hankyu Hanshin Holdings Inc.	174,000	951,414
Hino Motors Ltd.	58,000	610,125
Hirose Electric Co. Ltd.	6,400	762,305
Hisamitsu Pharmaceutical Co. Inc.	17,400	933,300
Hitachi High-Technologies Corp.	5,800	115,606
Hitachi Ltd.	754,000	4,478,063
Hitachi Metals Ltd.	58,000	498,904
Hokuriku Electric Power Co.	23,200	256,252
Honda Motor Co. Ltd.	266,800	10,246,921
Hulic Co. Ltd.	17,400	110,394

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2013

Security	Shares	Value

Itochu Techno-Solutions Corp.	5,800	$252,312
Japan Steel Works Ltd. (The)	58,000	335,569
Japan Tobacco Inc.	226,200	7,056,667
JGC Corp.	59,000	1,673,800
Jupiter Telecommunications Co. Ltd.	522	626,331
Kansai Paint Co. Ltd.	58,000	646,351
Kao Corp.	127,600	3,668,884
KDDI Corp.	34,800	2,593,031
Keikyu Corp.	116,000	986,369
Keio Corp.	146,059	1,086,720
Keisei Electric Railway Co. Ltd.	58,000	515,428
Keyence Corp.	11,687	3,248,950
Kintetsu Corp.[b]	406,000	1,672,759
Kirin Holdings Co. Ltd.	232,000	2,900,636
Koito Manufacturing Co. Ltd.	23,000	383,837
Kubota Corp.	290,000	3,317,554
Kyocera Corp.	40,600	3,679,180
Lawson Inc.	17,400	1,264,103
LIXIL Group Corp.	63,800	1,484,891
M3 Inc.	116	189,520
Mabuchi Motor Co. Ltd.	5,800	260,892
Makita Corp.	11,600	566,272
McDonald’s Holdings Co. (Japan) Ltd.	17,400	447,488
Meiji Holdings Co. Ltd.	11,600	514,793
Miraca Holdings Inc.	17,400	727,383
Mitsubishi Electric Corp.	464,000	3,848,871
Mitsubishi Estate Co. Ltd.	317,000	7,690,533
Mitsubishi Heavy Industries Ltd.	754,000	4,040,171
Mitsubishi Materials Corp.	290,000	931,076
Mitsubishi Motors Corp.[a]	986,000	1,026,408
Mitsui Fudosan Co. Ltd.	198,500	4,543,792
Murata Manufacturing Co. Ltd.	46,400	2,862,503
Nabtesco Corp.	23,200	483,524
Nexon Co. Ltd.[a]	23,200	244,304
NHK Spring Co. Ltd.	17,469	153,327
Nidec Corp.	29,000	1,665,133
Nikon Corp.	87,000	2,489,119
Nintendo Co. Ltd.	29,000	2,834,539
Nippon Building Fund Inc.	58	599,321
Nippon Meat Packers Inc.	58,000	786,171
Nippon Steel & Sumitomo Metal Corp.	1,856,000	5,145,387
Nisshin Seifun Group Inc.	58,000	707,364
Nissin Foods Holdings Co. Ltd.	11,600	441,705

Security	Shares	Value

Nitori Holdings Co. Ltd.	8,900	$681,690
Nitto Denko Corp.	40,600	2,295,595
NOK Corp.	17,400	260,256
Nomura Holdings Inc.	910,600	5,248,472
NTT Data Corp.	290	887,541
NTT Urban Development Corp.	290	290,445
Odakyu Electric Railway Co. Ltd.	174,000	1,746,483
Olympus Corp.[a]	52,200	1,159,428
Omron Corp.	46,400	1,105,343
Ono Pharmaceutical Co. Ltd.	5,800	306,016
Oracle Corp. Japan	11,600	484,287
Oriental Land Co. Ltd.	12,500	1,665,571
Otsuka Corp.	5,800	476,025
PARK24 Co. Ltd.	23,200	419,715
Rakuten Inc.	179,800	1,645,113
Rinnai Corp.	5,800	410,563
Sanrio Co. Ltd.[b]	11,600	464,585
Santen Pharmaceutical Co. Ltd.	17,400	717,850
Secom Co. Ltd.	52,200	2,608,284
Sega Sammy Holdings Inc.	46,400	821,635
Sekisui Chemical Co. Ltd.	58,000	559,917
Seven & I Holdings Co. Ltd.	116,000	3,536,182
Seven Bank Ltd.	145,000	351,140
Shimadzu Corp.	58,000	388,955
Shimamura Co. Ltd.	5,900	580,561
Shimano Inc.	17,400	1,189,744
Shin-Etsu Chemical Co. Ltd.	104,400	6,394,872
SMC Corp.	12,300	2,132,216
SoftBank Corp.	237,800	8,494,718
Sony Financial Holdings Inc.	44,049	745,252
Sumitomo Chemical Co. Ltd.	232,000	678,764
Sumitomo Realty & Development Co. Ltd.	116,000	3,539,996
Sumitomo Rubber Industries Inc.	29,000	387,366
Suruga Bank Ltd.	58,000	757,572
Suzuken Co. Ltd.	17,400	534,241
Suzuki Motor Corp.	92,800	2,433,382
Sysmex Corp.	17,400	832,248
Taiheiyo Cement Corp.	290,000	791,256
Taisei Corp.	232,000	694,017
Taisho Pharmaceutical Holdings Co. Ltd.	11,600	802,060
Taiyo Nippon Sanso Corp.	58,000	388,955
TDK Corp.	11,600	430,265

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2013

Security	Shares	Value

Terumo Corp.	40,600	$1,779,531
THK Co. Ltd.	29,000	504,624
Tobu Railway Co. Ltd.	232,000	1,248,214
Toho Co. Ltd.	29,000	555,786
Toho Gas Co. Ltd.	116,000	621,565
Tohoku Electric Power Co. Inc.[a]	40,600	330,993
Tokio Marine Holdings Inc.	174,000	5,153,649
Tokyo Electron Ltd.	29,000	1,245,672
Tokyo Gas Co. Ltd.	580,000	2,739,207
Tokyu Corp.	174,000	947,600
Tokyu Land Corp.	58,000	414,376
TOTO Ltd.	58,000	460,136
Toyo Seikan Kaisha Ltd.	40,600	519,178
Toyo Suisan Kaisha Ltd.	13,000	361,538
Toyota Boshoku Corp.	17,400	228,034
Toyota Motor Corp.	690,200	33,012,525
Trend Micro Inc.	17,400	509,264
Tsumura & Co.	17,400	573,899
Unicharm Corp.	29,000	1,541,201
Ushio Inc.	29,000	313,960
USS Co. Ltd.	5,220	586,864
West Japan Railway Co.	23,200	917,730
Yahoo! Japan Corp.	3,596	1,416,570
Yakult Honsha Co. Ltd.	23,200	980,013
Yamaha Motor Co. Ltd.	29,000	368,935
Yamato Holdings Co. Ltd.	92,800	1,562,937
Yamato Kogyo Co. Ltd.	11,600	332,645
Yamazaki Baking Co. Ltd.	58,000	650,800
Yaskawa Electric Corp.	59,000	552,761
Yokogawa Electric Corp.	46,400	518,098

		282,091,683
NETHERLANDS — 2.84%
Akzo Nobel NV	60,320	4,125,848
ASML Holding NV	79,168	5,942,680
D.E Master Blenders 1753 NVa	149,002	1,837,691
Fugro NV CVA	17,110	1,036,652
Heineken Holding NV	25,172	1,487,182
Heineken NV	56,724	3,987,680
Koninklijke Ahold NV	161,066	2,365,586
Royal Boskalis Westminster NV CVA	18,676	855,082
Royal Vopak NV	17,632	1,203,624
TNT Express NV	81,780	628,195

Security	Shares	Value

Unilever NV CVA	406,000	$16,422,900
Ziggo NV	29,638	945,218

		40,838,338
NEW ZEALAND — 0.12%
Auckland International Airport Ltd.	251,662	599,558
Contact Energy Ltd.[a]	92,557	406,013
SKYCITY Entertainment Group Ltd.	98,310	327,981
Telecom Corp. of New Zealand Ltd.	206,422	420,657

		1,754,209
NORWAY — 0.42%
Aker Solutions ASA	40,774	890,042
Seadrill Ltd.	86,594	3,421,400
Subsea 7 SA	70,296	1,697,546

		6,008,988
PORTUGAL — 0.16%
Galp Energia SGPS SA Class B	66,468	1,079,525
Jeronimo Martins SGPS SA	55,680	1,183,205

		2,262,730
SINGAPORE — 1.69%
CapitaMalls Asia Ltd.	348,000	607,271
City Developments Ltd.[b]	58,000	547,762
Fraser and Neave Ltd.	232,000	1,789,950
Genting Singapore PLC	1,508,000	1,888,350
Global Logistic Properties Ltd.	522,000	1,163,936
Jardine Cycle & Carriage Ltd.	28,000	1,144,838
Keppel Corp. Ltd.	348,200	3,235,014
Noble Group Ltd.	986,181	971,999
Olam International Ltd.[b]	406,000	529,722
Oversea-Chinese Banking Corp. Ltd.	406,000	3,207,853
SembCorp Industries Ltd.	232,000	1,027,113
SembCorp Marine Ltd.[b]	174,000	664,905
Singapore Airlines Ltd.	58,000	514,962
Singapore Exchange Ltd.	174,000	1,095,056
Singapore Press Holdings Ltd.[b]	108,000	357,731
Singapore Technologies Engineering Ltd.	406,000	1,285,765
StarHub Ltd.	58,000	182,744
United Overseas Bank Ltd.	174,000	2,649,782
Wilmar International Ltd.	464,000	1,431,960

		24,296,713

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2013

Security	Shares	Value

SPAIN — 1.06%
Abertis Infraestructuras SA	44,173	$756,700
Amadeus IT Holding SA Class A	76,966	1,930,149
Bankia SAa	244,180	169,371
Distribuidora Internacional de Alimentacion SA	151,496	1,119,507
Ferrovial SA	33,234	532,545
Grifols SAa	37,062	1,260,213
Industria de Diseno Textil SA	54,636	7,653,607
International Consolidated Airlines Group SAa	241,338	817,670
Red Electrica Corporacion SA	13,746	765,198
Zardoya Otis SA	13,452	206,518

		15,211,478
SWEDEN — 3.55%
Alfa Laval AB	84,158	1,796,083
Assa Abloy AB Class B	83,636	3,128,250
Atlas Copco AB Class A	166,808	4,752,761
Atlas Copco AB Class B	98,368	2,507,471
Boliden AB	33,640	621,720
Electrolux AB Class B	58,986	1,557,362
Elekta AB Class B	92,742	1,378,792
Getinge AB Class B	50,344	1,552,308
Hennes & Mauritz AB Class B	236,176	8,692,684
Hexagon AB Class B	59,740	1,603,557
Industrivarden AB Class C	26,854	470,982
Investor AB Class B	114,666	3,254,495
Lundin Petroleum ABa	55,854	1,433,414
Millicom International Cellular SA SDR	15,892	1,463,550
Ratos AB Class B	23,664	227,971
Sandvik AB	249,458	4,002,713
Scania AB Class B	29,464	604,273
SKF AB Class B	97,324	2,413,561
Svenska Cellulosa AB Class B	49,938	1,210,171
Swedish Match AB	51,562	1,933,443
Tele2 AB Class B	79,808	1,431,078
Volvo AB Class B	346,434	5,123,201

		51,159,840
SWITZERLAND — 12.68%
ABB Ltd. Registered[a]	546,940	11,725,721
Actelion Ltd. Registered[a]	26,506	1,312,928
Aryzta AGa	21,576	1,212,095

Security	Shares	Value

Baloise Holding AG Registered	4,234	$383,176
Barry Callebaut AG Registered[a]	464	467,058
Compagnie Financiere Richemont SA Class A Bearer	130,906	10,761,465
Credit Suisse Group AG Registered	204,218	6,033,459
EMS-Chemie Holding AG Registered	1,856	471,899
Geberit AG Registered[a]	9,106	2,128,234
Givaudan SA Registered[a]	2,088	2,320,764
Holcim Ltd. Registered	57,246	4,454,562
Julius Baer Group Ltd.[a]	34,896	1,427,651
Kuehne & Nagel International AG Registered	13,282	1,559,413
Lindt & Spruengli AG Participation Certificates	116	415,332
Lindt & Spruengli AG Registered	24	975,288
Nestle SA Registered	803,706	56,405,067
Partners Group Holding AG	4,292	1,007,359
Roche Holding AG Genusschein	175,450	38,809,039
Schindler Holding AG Participation Certificates	12,180	1,805,931
Schindler Holding AG Registered	5,510	796,393
SGS SA Registered	1,392	3,314,504
Sika AG Bearer	522	1,316,323
Sonova Holding AG Registered[a]	12,180	1,408,626
Sulzer AG Registered	5,858	921,324
Swatch Group AG (The) Bearer	7,772	4,262,863
Swatch Group AG (The) Registered	10,846	1,020,274
Syngenta AG Registered	23,374	10,086,375
UBS AG Registered	909,614	15,764,645

		182,567,768
UNITED KINGDOM — 22.01%
3i Group PLC	121,568	507,291
Aberdeen Asset Management PLC	223,126	1,423,510
Admiral Group PLC	35,148	681,521
Aggreko PLC	66,816	1,691,756
AMEC PLC	79,286	1,358,860
Antofagasta PLC	99,006	1,792,586
ARM Holdings PLC	345,332	4,724,980
Associated British Foods PLC	89,900	2,492,883
Babcock International Group PLC	91,002	1,497,617
BG Group PLC	848,424	15,065,493
British American Tobacco PLC	484,532	25,220,037

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2013

Security	Shares	Value

British Sky Broadcasting Group PLC	268,830	$3,484,319
BT Group PLC	1,977,800	7,795,355
Bunzl PLC	82,360	1,479,444
Burberry Group PLC	109,968	2,365,912
Capita PLC	162,748	2,030,686
Carnival PLC	43,906	1,782,731
Centrica PLC	454,604	2,524,072
Cobham PLC	271,672	911,839
Compass Group PLC	469,452	5,686,394
Croda International PLC	34,394	1,321,806
Diageo PLC	630,518	18,763,513
Experian PLC	250,850	4,299,245
Fresnillo PLC	45,124	1,186,163
G4S PLC	352,698	1,550,619
GKN PLC	401,592	1,533,183
GlaxoSmithKline PLC	1,240,794	28,436,108
Glencore International PLC	950,446	5,928,835
Hargreaves Lansdown PLC	56,028	613,812
IMI PLC	81,432	1,510,544
Imperial Tobacco Group PLC	247,138	9,188,291
Inmarsat PLC	112,520	1,150,646
InterContinental Hotels Group PLC	67,883	1,997,521
Intertek Group PLC	40,716	2,006,958
Invensys PLC	198,766	1,084,059
ITV PLC	936,990	1,705,412
Johnson Matthey PLC	50,856	1,826,261
Legal & General Group PLC	477,050	1,152,660
Lloyds Banking Group PLC[a]	10,518,010	8,614,704
London Stock Exchange Group PLC	43,442	829,256
Meggitt PLC	198,360	1,368,030
Melrose Industries PLC	277,066	1,025,266
Next PLC	41,528	2,671,809
Pearson PLC	202,942	3,841,746
Petrofac Ltd.	65,482	1,700,545
Prudential PLC	645,424	9,803,090
Randgold Resources Ltd.	21,866	2,069,646
Reckitt Benckiser Group PLC	162,690	10,838,503
Reed Elsevier PLC	295,858	3,222,496
Rexam PLC	99,336	737,851
Rio Tinto PLC	334,544	18,882,332
Rolls-Royce Holdings PLC[a]	467,828	7,016,649
SABMiller PLC	239,772	11,974,611
Sage Group PLC (The)	304,616	1,558,490

Security	Shares	Value

Schroders PLC	25,230	$774,017
Serco Group PLC	124,642	1,095,767
Severn Trent PLC	31,668	814,374
Shire PLC	141,810	4,750,712
Smith & Nephew PLC	223,706	2,576,711
Smiths Group PLC	98,426	1,914,727
Standard Chartered PLC	596,936	15,876,058
Tate & Lyle PLC	118,842	1,530,896
Tullow Oil PLC	226,490	4,086,426
Unilever PLC	319,696	13,011,143
Vedanta Resources PLC	25,984	496,004
Weir Group PLC (The)	52,780	1,660,212
Whitbread PLC	45,298	1,845,715
Wm Morrison Supermarkets PLC	572,692	2,279,015
Wolseley PLC	67,516	3,152,422
WPP PLC	315,810	4,964,448

		316,756,593

TOTAL COMMON STOCKS
(Cost: $1,114,659,023)		1,422,027,015

PREFERRED STOCKS — 0.87%

GERMANY — 0.86%
Henkel AG & Co. KGaA	43,674	3,855,177
Porsche Automobil Holding SE	24,998	2,175,058
ProSiebenSat.1 Media AG	13,746	470,015
Volkswagen AG	23,780	5,879,611

		12,379,861
UNITED KINGDOM — 0.01%
Rexam PLC Class Ba	110,374	78,747

		78,747

TOTAL PREFERRED STOCKS
(Cost: $7,781,041)		12,458,608

SHORT-TERM INVESTMENTS — 0.51%

MONEY MARKET FUNDS — 0.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	6,704,194	6,704,194
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	469,211	469,211

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	220,867	$220,867

		7,394,272

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,394,272)		7,394,272

TOTAL INVESTMENTS IN SECURITIES — 100.18%
(Cost: $1,129,834,336)		1,441,879,895
Other Assets, Less Liabilities — (0.18)%		(2,582,192)

NET ASSETS — 100.00%		$1,439,297,703

FDR  —  Fiduciary Depositary Receipts

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.29%

AUSTRALIA — 8.74%
AGL Energy Ltd.	179,360	$2,881,054
Alumina Ltd.	820,515	945,701
AMP Ltd.	973,370	5,401,254
APA Group	178,030	1,071,455
ASX Ltd.	29,545	1,078,592
Australia and New Zealand Banking Group Ltd.	911,335	25,266,092
Bendigo and Adelaide Bank Ltd.	131,670	1,266,260
BGP Holdings PLC[a,b]	2,256,851	31
Caltex Australia Ltd.	24,130	488,778
CFS Retail Property Trust Group	661,960	1,380,915
Commonwealth Bank of Australia	347,035	23,329,275
Dexus Property Group	1,536,720	1,675,005
Federation Centres	419,995	1,020,716
Goodman Group	569,050	2,670,964
GPT Group	473,765	1,872,868
Harvey Norman Holdings Ltd.	187,625	383,576
Iluka Resources Ltd.	48,545	492,171
Lend Lease Group	182,400	1,971,014
Macquarie Group Ltd.	70,965	2,849,771
Metcash Ltd.	292,220	1,161,288
Mirvac Group	1,145,225	1,899,297
National Australia Bank Ltd.	762,660	21,764,671
Origin Energy Ltd.	365,275	4,796,790
OZ Minerals Ltd.	103,740	750,950
QBE Insurance Group Ltd.	199,025	2,474,508
Sonic Healthcare Ltd.	126,825	1,808,333
SP AusNet	573,515	687,935
Stockland Corp. Ltd.	742,805	2,673,000
Suncorp Group Ltd.	216,220	2,390,599
Tabcorp Holdings Ltd.	248,805	791,524
Tatts Group Ltd.	459,325	1,561,862
Telstra Corp. Ltd.	1,462,335	7,016,326
Toll Holdings Ltd.	228,665	1,256,942
Westfield Group	719,530	8,390,653
Westfield Retail Trust	973,180	3,258,391
Westpac Banking Corp.	1,033,505	30,227,041

		168,955,602
AUSTRIA — 0.36%
IMMOFINANZ AGa	311,980	1,366,998

Security	Shares	Value

IMMOFINANZ AG Escrow[a,b]	269,008	$4
OMV AG	48,925	2,016,230
Raiffeisen International Bank Holding AGc	16,720	750,207
Telekom Austria AG	76,000	562,544
Verbund AG	13,775	293,468
Vienna Insurance Group AG	12,540	663,594
Voestalpine AG	37,145	1,359,843

		7,012,888
BELGIUM — 0.69%
Ageas	77,045	2,541,837
Belgacom SA	50,160	1,530,599
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	33,440	1,584,842
Groupe Bruxelles Lambert SA	26,505	2,212,638
KBC Groep NV	39,425	1,553,821
Solvay SA	19,665	3,091,079
UCB SA	12,730	734,646

		13,249,462
DENMARK — 0.34%
A.P. Moeller-Maersk A/S Class A	190	1,436,584
A.P. Moeller-Maersk A/S Class B	475	3,791,946
TDC A/S	165,680	1,267,471

		6,496,001
FINLAND — 1.12%
Elisa OYJ	47,690	1,134,146
Fortum OYJ	147,630	2,767,425
Kesko OYJ Class B	21,660	710,335
Metso OYJ	43,320	1,938,719
Nokia OYJ[c]	1,262,265	4,938,011
Orion OYJ Class B	32,680	912,925
Pohjola Bank PLC Class A	46,740	800,039
Sampo OYJ Class A	140,315	5,037,759
Stora Enso OYJ Class R	183,445	1,308,538
UPM-Kymmene OYJ	175,465	2,142,393

		21,690,290
FRANCE — 11.36%
Accor SA	32,205	1,256,807
ALSTOM	34,485	1,530,216
ArcelorMittal	334,400	5,726,128
Arkema SA	10,355	1,180,693
AXA SA	593,370	10,986,200

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2013

Security	Shares	Value

BNP Paribas SA	337,155	$21,148,187
Bouygues SA	63,175	1,793,110
Cap Gemini SA	50,635	2,440,326
Carrefour SA	202,160	5,757,160
Casino Guichard-Perrachon SA	9,215	902,483
CNP Assurances SA	52,725	872,067
Compagnie de Saint-Gobain	133,760	5,514,151
Compagnie Generale des Etablissements Michelin Class B	61,370	5,708,795
Credit Agricole SAa	218,880	2,162,943
Electricite de France SA	79,705	1,530,369
Eurazeo	9,975	526,437
Fonciere des Regions	8,645	730,017
France Telecom SA	618,735	7,022,996
GDF Suez	427,405	8,766,205
Gecina SA	7,410	839,870
Icade	7,125	628,645
Imerys SA	11,020	728,182
Klepierre	32,965	1,299,891
Lafarge SA	62,890	3,844,068
Lagardere SCA	39,615	1,431,985
Natixis	309,985	1,229,079
PPR SA	16,625	3,574,575
Renault SA	65,075	3,923,299
Rexel SA	35,530	755,498
Sanofi	400,140	39,030,736
SCOR SE	37,430	1,077,118
SES SA Class A FDR	36,100	1,104,753
Societe Generale[a]	235,980	10,658,616
STMicroelectronics NV	114,285	983,526
Suez Environnement SA	94,145	1,246,103
Thales SA	31,160	1,121,493
Total SA	712,215	38,602,727
Vallourec SA	34,865	1,895,158
Veolia Environnement	115,235	1,485,363
Vinci SA	154,470	7,868,146
Vivendi SA	435,765	9,339,896
Wendel	11,115	1,205,792

		219,429,809
GERMANY — 8.01%
Allianz SE Registered	152,760	21,844,985
Axel Springer AG	13,300	621,759
Bayerische Motoren Werke AG	112,195	11,292,555

Security	Shares	Value

Celesio AG	28,405	$515,892
Commerzbank AGa	1,281,550	2,807,674
Daimler AG Registered	305,330	17,769,744
Deutsche Bank AG Registered	311,980	16,181,223
Deutsche Boerse AG	64,600	4,248,921
Deutsche Post AG Registered	303,810	7,132,310
Deutsche Telekom AG Registered	938,030	11,528,287
E.ON SE	601,540	10,455,665
Hannover Rueckversicherung AG Registered	20,330	1,640,854
HeidelbergCement AG	16,435	1,034,908
Infineon Technologies AG	242,535	2,187,646
K+S AG Registered	57,570	2,598,337
METRO AG	42,940	1,325,148
Muenchener Rueckversicherungs-Gesellschaft AG Registered	20,900	3,839,831
RWE AG	163,400	6,144,942
Salzgitter AG	4,465	208,006
Siemens AG Registered	275,595	30,241,630
Volkswagen AG	5,130	1,184,136

		154,804,453
GREECE — 0.03%
OPAP SA	71,816	620,967

		620,967
HONG KONG — 3.15%
Bank of East Asia Ltd. (The)	456,000	1,875,624
BOC Hong Kong (Holdings) Ltd.[c]	1,235,000	4,259,719
Cathay Pacific Airways Ltd.[c]	380,000	737,902
Cheung Kong (Holdings) Ltd.	475,000	7,790,600
First Pacific Co. Ltd.	760,000	977,990
Hang Seng Bank Ltd.	266,000	4,355,876
Henderson Land Development Co. Ltd.	285,000	2,050,545
HKT Trust and HKT Ltd.	760,000	708,504
Hong Kong Exchanges and Clearing Ltd.	109,200	2,071,216
Hopewell Holdings Ltd.	190,000	783,960
Hutchison Whampoa Ltd.	760,000	8,496,164
Kerry Properties Ltd.	237,500	1,283,122
MTR Corp. Ltd.	332,500	1,371,930
New World Development Co. Ltd.	1,235,000	2,270,788
NWS Holdings Ltd.	475,000	847,656
PCCW Ltd.	1,425,000	630,230

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2013

Security	Shares	Value

Power Assets Holdings Ltd.	475,000	$4,115,789
Sino Land Co. Ltd.	950,000	1,776,159
Sun Hung Kai Properties Ltd.	520,000	8,535,362
Swire Pacific Ltd. Class A	237,500	3,048,562
Wheelock and Co. Ltd.	285,000	1,605,893
Wing Hang Bank Ltd.	47,500	497,937
Yue Yuen Industrial (Holdings) Ltd.[c]	237,500	796,209

		60,887,737
IRELAND — 0.27%
CRH PLC	240,445	5,192,703
Irish Bank Resolution Corp. Ltd.[a,b]	246,432	4

		5,192,707
ISRAEL — 0.54%
Bank Hapoalim BMa	352,260	1,479,698
Bank Leumi le-Israel BMa,c	416,860	1,386,486
Bezeq The Israel Telecommunication Corp. Ltd.	632,035	740,349
Delek Group Ltd. (The)	1,615	396,780
Israel Corp. Ltd. (The)	475	323,641
Mizrahi Tefahot Bank Ltd.[a]	28,975	306,034
Teva Pharmaceutical Industries Ltd.	157,415	5,837,167

		10,470,155
ITALY — 3.51%
Atlantia SpA	110,295	2,040,606
Banca Monte dei Paschi di Siena SpA[a,c]	2,247,890	752,447
Banco Popolare Scrl[a]	600,400	1,250,998
Enel Green Power SpA	585,200	1,206,618
Enel SpA	2,204,380	9,611,022
Eni SpA	850,535	21,346,991
Exor SpA	21,565	637,844
Fiat SpA[a]	108,585	663,269
Finmeccanica SpA[a]	138,035	906,864
Intesa Sanpaolo SpA	3,382,475	6,896,235
Intesa Sanpaolo SpA RNC	319,105	541,874
Mediobanca SpA	175,275	1,288,327
Prysmian SpA	33,630	719,433
Snam SpA	564,300	2,852,511
Telecom Italia SpA	3,179,555	3,159,257
Telecom Italia SpA RNC	1,992,530	1,703,935
Terna SpA	441,370	1,859,654
UniCredit SpA[a]	1,361,350	8,788,590

Security	Shares	Value

Unione di Banche Italiane SpA	291,840	$1,523,567

		67,750,042
JAPAN — 19.81%
Acom Co. Ltd.[a]	6,650	174,011
AEON Co. Ltd.	209,000	2,377,186
AEON Credit Service Co. Ltd.	9,500	197,162
Air Water Inc.	95,000	1,216,908
Aisin Seiki Co. Ltd.	47,500	1,555,227
Alfresa Holdings Corp.	9,500	417,434
All Nippon Airways Co. Ltd.	380,000	745,343
Amada Co. Ltd.	95,000	595,442
Aozora Bank Ltd.	380,000	1,070,129
Asahi Glass Co. Ltd.	315,000	2,091,716
Asahi Kasei Corp.	285,000	1,648,915
Bank of Kyoto Ltd. (The)	95,000	788,023
Bank of Yokohama Ltd. (The)	380,000	1,819,636
Brother Industries Ltd.	85,500	909,714
Canon Inc.	380,000	14,011,615
Central Japan Railway Co.	47,500	4,163,927
Chiba Bank Ltd. (The)	285,000	1,780,079
Chubu Electric Power Co. Inc.	209,000	2,645,135
Chugoku Bank Ltd. (The)	51,000	704,701
Chugoku Electric Power Co. Inc. (The)	95,000	1,251,260
Citizen Holdings Co. Ltd.	47,500	273,258
Coca-Cola West Co. Ltd.	19,000	300,427
Cosmo Oil Co. Ltd.	190,000	428,885
Dai Nippon Printing Co. Ltd.	190,000	1,538,571
Daicel Corp.	95,000	665,187
Daido Steel Co. Ltd.	95,000	425,762
Denki Kagaku Kogyo K.K.	190,000	687,048
Denso Corp.	161,500	6,052,268
Eisai Co. Ltd.	85,500	3,747,535
Electric Power Development Co. Ltd.	38,020	873,635
Fuji Electric Co. Ltd.	190,000	445,540
FUJIFILM Holdings Corp.	152,000	3,034,670
Fujitsu Ltd.	665,000	2,696,143
Fukuoka Financial Group Inc.	285,000	1,202,334
Furukawa Electric Co. Ltd.[a]	190,000	385,163
GS Yuasa Corp.[c]	95,000	339,360
Gunma Bank Ltd. (The)	95,000	460,114
Hachijuni Bank Ltd. (The)	95,000	476,770
Hankyu Hanshin Holdings Inc.	95,000	519,450
Hiroshima Bank Ltd. (The)	190,000	809,884

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2013

Security	Shares	Value

Hitachi Chemical Co. Ltd.	38,000	$535,897
Hitachi Construction Machinery Co. Ltd.	38,000	874,008
Hitachi High-Technologies Corp.	9,500	189,355
Hitachi Ltd.	570,000	3,385,273
Hokkaido Electric Power Co. Inc.	57,000	547,140
Hokuriku Electric Power Co.	38,000	419,724
Honda Motor Co. Ltd.	190,000	7,297,283
Hoya Corp.	142,500	2,755,999
Hulic Co. Ltd.	47,500	301,364
IBIDEN Co. Ltd.	38,000	542,560
Idemitsu Kosan Co. Ltd.	9,500	834,867
IHI Corp.	380,000	986,851
INPEX Corp.	760	4,413,763
Isetan Mitsukoshi Holdings Ltd.	123,500	1,222,009
Isuzu Motors Ltd.	380,000	2,385,930
ITOCHU Corp.	503,500	5,704,789
Iyo Bank Ltd. (The)	95,000	778,654
J. Front Retailing Co. Ltd.	190,000	1,045,146
Japan Airlines Co. Ltd.[a]	19,000	786,982
Japan Petroleum Exploration Co. Ltd.	9,500	350,811
Japan Prime Realty Investment Corp.	285	811,966
Japan Real Estate Investment Corp.	190	1,923,734
Japan Retail Fund Investment Corp.	665	1,262,086
JFE Holdings Inc.	171,000	3,651,972
Joyo Bank Ltd. (The)	190,000	893,162
JSR Corp.	57,000	1,128,008
JTEKT Corp.	76,000	812,799
JX Holdings Inc.	750,500	4,440,828
Kajima Corp.	285,000	855,687
Kamigumi Co. Ltd.	95,000	776,572
Kaneka Corp.	95,000	509,040
Kansai Electric Power Co. Inc. (The)	247,000	2,354,701
Kawasaki Heavy Industries Ltd.	475,000	1,472,989
KDDI Corp.	47,500	3,539,338
Kinden Corp.	22,000	146,329
Kobe Steel Ltd.[a]	760,000	941,048
Komatsu Ltd.	313,500	8,364,809
Konami Corp.	28,500	604,290
Konica Minolta Holdings Inc.	142,500	1,135,191
Kuraray Co. Ltd.	123,500	1,588,746
Kurita Water Industries Ltd.	38,000	747,841
Kyowa Hakko Kirin Co. Ltd.	95,000	899,408
Kyushu Electric Power Co. Inc.	152,000	1,464,037

Security	Shares	Value

Makita Corp.	19,000	$927,515
Marubeni Corp.	570,000	4,190,993
Marui Group Co. Ltd.	76,000	618,760
Maruichi Steel Tube Ltd.	19,000	423,471
Mazda Motor Corp.[a]	950,000	2,560,815
Medipal Holdings Corp.	57,000	723,274
Mitsubishi Chemical Holdings Corp.	475,000	2,206,881
Mitsubishi Corp.	475,000	10,035,065
Mitsubishi Gas Chemical Co. Inc.	95,000	636,040
Mitsubishi Tanabe Pharma Corp.	76,000	1,021,828
Mitsubishi UFJ Financial Group Inc.	4,284,500	24,460,054
Mitsubishi UFJ Lease & Finance Co. Ltd.	19,000	865,056
Mitsui & Co. Ltd.	579,500	8,769,335
Mitsui Chemicals Inc.	285,000	677,679
Mitsui O.S.K. Lines Ltd.	380,000	1,253,342
Mizuho Financial Group Inc.	7,704,500	15,449,523
MS&AD Insurance Group Holdings Inc.	161,508	3,396,163
Namco Bandai Holdings Inc.	57,000	813,840
NEC Corp.[a]	790,000	1,930,419
NGK Insulators Ltd.	95,000	1,108,646
NHK Spring Co. Ltd.	38,000	333,531
Nippon Building Fund Inc.	190	1,963,292
Nippon Electric Glass Co. Ltd.	106,000	511,067
Nippon Express Co. Ltd.	285,000	1,180,473
Nippon Paper Group Inc.[c]	28,500	405,671
Nippon Telegraph and Telephone Corp.	142,500	5,980,441
Nippon Yusen K.K.	570,000	1,367,850
Nishi-Nippon City Bank Ltd. (The)	190,000	493,425
Nissan Motor Co. Ltd.	836,000	8,574,359
NKSJ Holdings Inc.	123,500	2,599,644
NOK Corp.	9,500	142,094
Nomura Real Estate Holdings Inc.	28,500	520,595
Nomura Real Estate Office Fund Inc.[c]	95	561,089
Nomura Research Institute Ltd.	28,500	654,257
NSK Ltd.	141,000	999,638
NTT DOCOMO Inc.	5,130	7,807,988
NTT Urban Development Corp.	190	190,291
Obayashi Corp.	190,000	976,441
Oji Holdings Corp.	285,000	924,392
Ono Pharmaceutical Co. Ltd.	19,000	1,002,466
ORIX Corp.	36,100	3,864,749
Osaka Gas Co. Ltd.	665,000	2,499,397
Otsuka Holdings Co. Ltd.	114,000	3,682,577

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2013

Security	Shares	Value

Panasonic Corp.	731,500	$4,793,305
Resona Holdings Inc.	646,000	2,881,021
Ricoh Co. Ltd.	196,000	2,182,073
Rohm Co. Ltd.	28,500	949,375
Sankyo Co. Ltd.	19,000	757,835
SBI Holdings Inc.	76,020	630,584
Sekisui Chemical Co. Ltd.	95,000	917,105
Sekisui House Ltd.	190,000	2,094,455
Seven & I Holdings Co. Ltd.	95,000	2,896,011
Sharp Corp.[c]	380,000	1,294,981
Shikoku Electric Power Co. Inc.	76,000	932,720
Shimizu Corp.	190,000	616,261
Shinsei Bank Ltd.	475,000	973,318
Shionogi & Co. Ltd.	95,000	1,700,964
Shiseido Co. Ltd.	114,000	1,582,709
Shizuoka Bank Ltd. (The)	190,000	1,794,653
Showa Denko K.K.	475,000	728,687
Showa Shell Sekiyu K.K.	76,000	441,376
Sojitz Corp.	427,500	641,765
Sony Corp.	332,500	4,962,360
Square Enix Holdings Co. Ltd.	19,000	236,303
Stanley Electric Co. Ltd.	47,500	778,134
Sumco Corp.[a]	38,000	395,157
Sumitomo Chemical Co. Ltd.	190,000	555,884
Sumitomo Corp.	380,000	4,921,762
Sumitomo Electric Industries Ltd.	247,000	2,785,043
Sumitomo Heavy Industries Ltd.	190,000	841,113
Sumitomo Metal Mining Co. Ltd.	190,000	2,962,634
Sumitomo Mitsui Financial Group Inc.	456,000	18,337,936
Sumitomo Mitsui Trust Holdings Inc.	1,045,050	3,870,556
Sumitomo Rubber Industries Inc.	28,500	380,687
T&D Holdings Inc.	199,500	2,468,064
Takashimaya Co. Ltd.	95,000	700,581
Takeda Pharmaceutical Co. Ltd.	266,000	13,699,321
TDK Corp.	19,000	704,745
Teijin Ltd.	285,000	655,819
Tohoku Electric Power Co. Inc.[a]	95,000	774,490
Tokyo Electric Power Co. Inc.[a]	475,000	1,108,646
Tokyo Electron Ltd.	19,000	816,130
Tokyu Corp.	95,000	517,368
Tokyu Land Corp.	95,000	678,720
TonenGeneral Sekiyu K.K.	95,000	829,663
Toppan Printing Co. Ltd.	190,000	1,180,473

Security	Shares	Value

Toray Industries Inc.	475,000	$2,748,192
Toshiba Corp.	1,330,000	5,916,941
Toyoda Gosei Co. Ltd.	19,000	421,806
Toyota Industries Corp.	57,000	1,895,628
Toyota Tsusho Corp.	76,000	1,809,643
Trend Micro Inc.[a]	9,500	278,046
Ube Industries Ltd.	285,000	593,360
West Japan Railway Co.	28,500	1,127,383
Yamada Denki Co. Ltd.	29,450	1,135,919
Yamaguchi Financial Group Inc.	95,000	917,105
Yamaha Corp.	57,000	604,602
Yamaha Motor Co. Ltd.	66,500	846,006

		382,778,397
NETHERLANDS — 2.27%
AEGON NV	585,865	3,919,005
Corio NV	22,135	1,074,596
Delta Lloyd NV	44,460	874,471
ING Groep NV CVA[a]	1,285,350	12,996,516
Koninklijke Ahold NV	115,995	1,703,625
Koninklijke DSM NV	51,300	3,144,349
Koninklijke KPN NV	338,580	1,905,453
Koninklijke Philips Electronics NV	349,315	10,910,419
Randstad Holding NV	40,945	1,697,374
Reed Elsevier NV	234,745	3,646,865
Wolters Kluwer NV	101,365	2,054,260

		43,926,933
NEW ZEALAND — 0.14%
Fletcher Building Ltd.	226,575	1,812,630
SKYCITY Entertainment Group Ltd.	38,855	129,628
Telecom Corp. of New Zealand Ltd.	329,650	671,777

		2,614,035
NORWAY — 1.44%
DNB ASA	324,900	4,534,220
Gjensidige Forsikring ASA	68,685	1,077,741
Norsk Hydro ASA	313,690	1,499,560
Orkla ASA	263,340	2,318,587
Statoil ASA	373,540	9,927,951
Telenor ASA	235,315	5,179,599
Yara International ASA	63,365	3,374,019

		27,911,677
PORTUGAL — 0.22%
Banco Espirito Santo SA Registered[a]	690,175	979,001

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2013

Security	Shares	Value

Energias de Portugal SA	641,725	$2,068,808
Portugal Telecom SGPS SA Registered	211,755	1,235,975

		4,283,784
SINGAPORE — 1.85%
Ascendas REIT	665,546	1,360,342
CapitaCommercial Trust	665,000	894,510
CapitaLand Ltd.	855,000	2,762,967
CapitaMall Trust Management Ltd.	760,800	1,303,034
City Developments Ltd.[c]	95,000	897,197
ComfortDelGro Corp. Ltd.	665,000	1,036,880
DBS Group Holdings Ltd.	592,000	7,154,888
Golden Agri-Resources Ltd.	2,280,000	1,169,656
Hutchison Port Holdings Trust	1,710,000	1,402,200
Keppel Land Ltd.[c]	285,000	980,853
Oversea-Chinese Banking Corp. Ltd.	285,000	2,251,818
Singapore Airlines Ltd.	95,000	843,472
Singapore Press Holdings Ltd.[c]	272,000	900,953
Singapore Telecommunications Ltd.	2,660,000	7,521,409
StarHub Ltd.	190,000	598,643
United Overseas Bank Ltd.	212,000	3,228,470
UOL Group Ltd.	190,000	959,363
Yangzijiang Shipbuilding (Holdings) Ltd.	665,000	526,499

		35,793,154
SPAIN — 4.96%
Abertis Infraestructuras SA	60,040	1,028,508
Acciona SA	8,645	694,930
Actividades de Construcciones y Servicios SAc	47,310	1,134,742
Banco Bilbao Vizcaya Argentaria SA	1,826,470	18,160,497
Banco de Sabadell SAa	945,915	2,533,301
Banco Popular Espanol SA	1,819,725	1,640,142
Banco Santander SA	3,381,408	28,361,117
CaixaBank[c]	279,395	1,102,481
Enagas SA	63,840	1,510,420
Ferrovial SA	89,205	1,429,429
Gas Natural SDG SA	116,565	2,326,702
Iberdrola SA	1,381,563	7,448,820
Mapfre SA	259,255	799,193
Red Electrica Corporacion SA	17,955	999,500
Repsol SA	280,005	6,250,392
Telefonica SA	1,371,135	19,877,375

Security	Shares	Value

Zardoya Otis SA	32,988	$506,438

		95,803,987
SWEDEN — 2.91%
Boliden AB	46,170	853,293
Husqvarna AB Class B	137,560	889,165
Investment AB Kinnevik Class B	69,635	1,604,327
Nordea Bank AB	884,735	9,753,762
Ratos AB Class B	33,155	319,404
Scania AB Class B	71,440	1,465,154
Securitas AB Class B	104,310	974,561
Skandinaviska Enskilda Banken AB Class A	470,725	4,716,053
Skanska AB Class B	129,675	2,202,993
Svenska Cellulosa AB Class B	129,295	3,133,267
Svenska Handelsbanken AB Class A	165,015	6,742,610
Swedbank AB Class A	267,995	6,317,557
Telefonaktiebolaget LM Ericsson Class B	1,027,425	11,948,492
TeliaSonera AB	721,335	5,202,191

		56,122,829
SWITZERLAND — 5.19%
Adecco SA Registered	44,650	2,564,739
Baloise Holding AG Registered	10,735	971,515
Banque Cantonale Vaudoise Registered	1,045	558,079
Credit Suisse Group AG Registered	146,870	4,339,158
Julius Baer Group Ltd.	24,985	1,022,176
Lindt & Spruengli AG Participation Certificates	95	340,143
Lonza Group AG Registered	17,955	1,056,988
Novartis AG Registered	771,210	52,515,124
Pargesa Holding SA Bearer	7,980	592,036
Swiss Life Holding AG Registered[a]	10,260	1,541,535
Swiss Prime Site AG Registered	18,082	1,528,182
Swiss Re AGa	117,325	8,730,114
Swisscom AG Registered	7,790	3,452,240
Transocean Ltd.	119,890	6,801,009
Zurich Insurance Group AGa	49,305	14,176,880

		100,189,918
UNITED KINGDOM — 22.38%
3i Group PLC	162,925	679,870
Admiral Group PLC	22,610	438,409

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2013

Security	Shares	Value

Anglo American PLC	464,740	$13,900,142
AstraZeneca PLC	417,050	20,186,792
Aviva PLC	976,885	5,679,456
BAE Systems PLC	1,097,060	5,906,775
Balfour Beatty PLC	233,700	982,988
Barclays PLC	3,899,275	18,608,130
BHP Billiton PLC	706,420	24,158,252
BP PLC	6,376,590	47,187,308
British Land Co. PLC	283,575	2,526,717
Capital Shopping Centres Group PLC	188,480	1,064,416
Centrica PLC	1,138,290	6,320,064
Eurasian Natural Resources Corp.	86,450	452,031
Evraz PLC	110,010	503,188
Hammerson PLC	238,084	1,833,372
HSBC Holdings PLC	6,141,085	69,780,631
ICAP PLC	179,265	927,111
Investec PLC	182,875	1,339,229
J Sainsbury PLC	411,350	2,156,741
Kazakhmys PLC	71,440	826,831
Kingfisher PLC	799,520	3,418,713
Land Securities Group PLC	261,630	3,330,853
Legal & General Group PLC	1,309,860	3,164,916
Marks & Spencer Group PLC	542,355	3,264,951
National Grid PLC	1,216,475	13,336,681
Old Mutual PLC	1,634,475	4,856,241
Resolution Ltd.	465,880	1,938,902
Rexam PLC	130,044	965,945
Royal Bank of Scotland Group PLC[a]	710,410	3,866,653
Royal Dutch Shell PLC Class A	1,243,170	44,169,731
Royal Dutch Shell PLC Class B	883,025	32,115,804
RSA Insurance Group PLC	1,187,880	2,480,337
SEGRO PLC	248,140	976,452
Severn Trent PLC	38,570	991,866
SSE PLC	316,825	7,127,779
Standard Life PLC	788,880	4,322,521
Tesco PLC	2,690,970	15,201,172
TUI Travel PLC	152,570	703,422
United Utilities Group PLC	229,520	2,663,692
Vodafone Group PLC	16,477,275	44,959,207
Xstrata PLC	703,285	13,173,994

		432,488,285

TOTAL COMMON STOCKS
(Cost: $1,791,548,518)		1,918,473,112

Security	Shares	Value

PREFERRED STOCKS — 0.41%

GERMANY — 0.40%
Bayerische Motoren Werke AG	16,625	$1,137,590
Porsche Automobil Holding SE	18,620	1,620,113
ProSiebenSat.1 Media AG	10,735	367,061
RWE AG NVS	12,730	448,494
Volkswagen AG	17,290	4,274,957

		7,848,215

UNITED KINGDOM — 0.01%
Rexam PLC Class Ba	142,974	102,005

		102,005

TOTAL PREFERRED STOCKS
(Cost: $6,228,372)		7,950,220

RIGHTS — 0.04%
SPAIN — 0.04%
Banco Santander SAa	3,311,490	714,707

		714,707

TOTAL RIGHTS
(Cost: $671,867)		714,707

SHORT-TERM INVESTMENTS — 0.67%

MONEY MARKET FUNDS — 0.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	11,997,635	11,997,635
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	839,687	839,687
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	96,130	96,130

		12,933,452

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,933,452)		12,933,452

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 100.41%
(Cost: $1,811,382,209)	$1,940,071,491
Other Assets, Less Liabilities — (0.41)%	(7,850,801)

NET ASSETS — 100.00%	$1,932,220,690

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.36%

AUSTRALIA — 8.68%
Abacus Property Group	223,529	$501,277
Acrux Ltd.	227,913	820,150
Adelaide Brighton Ltd.	833,701	2,947,916
AET&D Holdings No. 1 Pty Ltd.[a,b]	169,200	2
Ainsworth Game Technology Ltd.[b]	85,899	268,791
Alkane Resources Ltd.[b]	346,104	240,067
Ansell Ltd.	220,077	3,936,804
APN News & Media Ltd.	1,081,953	327,274
Aquarius Platinum Ltd.[b,c]	634,670	618,963
Aquila Resources Ltd.[b,c]	167,119	543,858
ARB Corp. Ltd.	61,614	763,486
Ardent Leisure Group	425,315	687,618
Aristocrat Leisure Ltd.	378,290	1,463,874
Arrium Ltd.	1,773,156	1,766,263
Aspen Group Ltd.	1,637,097	367,128
Astro Japan Property Trust	128,260	466,898
Atlas Iron Ltd.	942,590	1,455,089
Aurora Oil and Gas Ltd.[b,c]	406,087	1,601,091
Ausdrill Ltd.	193,652	603,946
Ausenco Ltd.	109,725	406,293
Austin Engineering Ltd.	53,463	273,246
Australand Property Group	158,631	570,837
Australian Agricultural Co. Ltd.[b]	338,225	428,634
Automotive Holdings Group	198,759	746,336
AWE Ltd.[b]	822,415	1,093,720
Bandanna Energy Ltd.[b]	330,847	94,900
Bank of Queensland Ltd.	279,934	2,400,117
Bathurst Resources Ltd.[b,c]	984,390	395,306
Beach Energy Ltd.	1,622,049	2,410,926
Beadell Resources Ltd.[b,c]	720,841	744,354
Billabong International Ltd.	513,304	500,601
BlueScope Steel Ltd.[b]	648,880	2,294,400
Boart Longyear Ltd.	599,359	1,281,581
Bradken Ltd.	216,423	1,408,617
Buru Energy Ltd.[b,c]	202,312	493,790
BWP Trust	511,841	1,249,269
Cabcharge Australia Ltd.	115,934	594,951
Cardno Ltd.	147,269	1,044,540
carsales.com Ltd.	202,939	1,877,562

Security	Shares	Value

Challenger Diversified Property Group	150,898	$393,485
Challenger Ltd.	583,276	2,342,286
Charter Hall Retail REIT	357,657	1,425,066
Clough Ltd.	282,359	323,966
Coalspur Mines Ltd.[b,c]	550,682	473,871
Cockatoo Coal Ltd.[b]	683,765	92,716
Commonwealth Property Office Fund	2,110,691	2,443,727
Credit Corp. Group Ltd.	26,125	245,247
CSR Ltd.	274,923	579,252
Cudeco Ltd.[b,c]	139,959	632,112
David Jones Ltd.[c]	733,069	1,911,569
Decmil Group Ltd.	162,811	422,852
Discovery Metals Ltd.[b]	428,032	479,943
Downer EDI Ltd.[b]	514,958	2,417,071
Drillsearch Energy Ltd.[b]	380,589	527,974
DUET Group	1,642,949	3,770,091
DuluxGroup Ltd.	325,622	1,399,317
Emeco Holdings Ltd.	686,691	440,496
Energy Resources of Australia Ltd.[b,c]	453,757	655,508
Energy World Corp. Ltd.[b,c]	1,185,577	408,083
Envestra Ltd.	1,316,157	1,338,497
Evolution Mining Ltd.[b]	460,845	745,061
Fairfax Media Ltd.	1,955,613	1,101,493
FKP Property Group	222,585	399,328
Fleetwood Corp. Ltd.	72,059	771,905
FlexiGroup Ltd.	138,496	580,722
Focus Minerals Ltd.[b]	8,810,554	294,075
Forge Group Ltd.	27,557	170,160
G.U.D Holdings Ltd.	60,192	523,612
Gindalbie Metals Ltd.[b,c]	1,647,129	472,460
Goodman Fielder Ltd.[b]	1,898,974	1,317,182
GrainCorp Ltd. Class A	217,360	2,736,478
Grange Resources Ltd.	1,254,479	372,918
Gryphon Minerals Ltd.[b,c]	548,625	294,705
Guildford Coal Ltd.[b]	357,390	175,204
GWA Group Ltd.	82,405	216,600
Hills Industries Ltd.	316,081	300,016
Horizon Oil Ltd.[b]	1,606,959	771,024
iiNET Ltd.	179,445	855,367
Imdex Ltd.	332,101	628,712
Independence Group NL	259,044	1,188,861
Indophil Resources NLb	745,085	186,519

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

Infigen Energy[b]	1,817,760	$521,404
Intrepid Mines Ltd.[b,c]	712,272	167,160
Investa Office Fund	878,478	2,776,378
Invocare Ltd.	117,040	1,120,681
IOOF Holdings Ltd.	335,236	2,877,766
Iress Ltd.	76,703	670,442
Ivanhoe Australia Ltd.[b,c]	380,239	176,491
JB Hi-Fi Ltd.[c]	157,719	1,628,637
Jupiter Mines Ltd.[b]	905,461	94,444
Kagara Ltd.[a,b,c]	901,138	9
Karoon Gas Australia Ltd.[b]	207,859	1,404,911
Kingsgate Consolidated Ltd.[c]	203,052	853,527
Kingsrose Mining Ltd.	326,944	269,405
Linc Energy Ltd.[b,c]	520,619	1,319,567
Lynas Corp. Ltd.[b,c]	2,236,718	1,493,125
M2 Telecommunications Group Ltd.[c]	166,155	760,822
MACA Ltd.	90,288	244,855
Macmahon Holdings Ltd.	2,944,460	829,229
Macquarie Atlas Roads Group[b]	226,138	405,702
Maverick Drilling & Exploration Ltd.[b,c]	189,981	121,868
McMillan Shakespeare Ltd.	50,160	719,915
Medusa Mining Ltd.	168,036	865,833
Mermaid Marine Australia Ltd.	112,860	477,937
Mesoblast Ltd.[b,c]	129,514	807,835
Metals X Ltd.[b]	727,470	117,612
Miclyn Express Offshore Ltd.	155,011	381,575
Mincor Resources NL	863,022	841,664
Mineral Deposits Ltd.[b]	87,989	375,368
Mineral Resources Ltd.	88,407	950,715
Mirabela Nickel Ltd.[b,c]	1,398,837	685,757
Monadelphous Group Ltd.	67,925	1,887,422
Mount Gibson Iron Ltd.	977,509	851,358
Myer Holdings Ltd.	446,006	1,158,364
Navitas Ltd.	158,840	820,106
Nexus Energy Ltd.[b]	1,912,820	379,082
Northern Iron Ltd.[b]	394,426	213,931
Northern Star Resources Ltd.	388,113	449,351
NRW Holdings Ltd.	292,056	581,841
Nufarm Ltd.	128,887	747,462
OM Holdings Ltd.[b]	628,463	196,655
OrotonGroup Ltd.	29,678	230,310
Pacific Brands Ltd.	1,497,499	1,093,376
Paladin Energy Ltd.[b,c]	817,817	972,447

Security	Shares	Value

PanAust Ltd.	580,768	$1,787,021
Panoramic Resources Ltd.	453,339	238,792
Papillon Resources Ltd.[b]	246,411	424,081
Perilya Ltd.[b,c]	1,158,626	368,594
Perpetual Ltd.	27,766	1,124,858
Perseus Mining Ltd.[b,c]	491,568	999,823
Pharmaxis Ltd.[b]	332,169	235,599
Platinum Asset Management Ltd.	71,718	361,310
Premier Investments Ltd.	94,050	730,836
Primary Health Care Ltd.	546,502	2,565,130
Programmed Maintenance Services Ltd.	197,832	414,761
Qube Logistics Holdings Ltd.	253,935	470,139
REA Group Ltd.	62,491	1,340,778
Red Fork Energy Ltd.[b]	330,638	265,551
Regis Resources Ltd.[b]	400,235	2,166,643
Reject Shop Ltd. (The)	30,096	502,266
Resolute Mining Ltd.	596,647	824,591
Rex Minerals Ltd.[b]	252,793	183,255
Roc Oil Co. Ltd.[b]	1,696,585	849,419
SAI Global Ltd.	257,581	1,203,641
Sandfire Resources NLb	63,745	518,616
Saracen Mineral Holdings Ltd.[b]	651,244	268,316
Sedgman Ltd.	152,295	171,559
Seek Ltd.	274,087	2,398,587
Senex Energy Ltd.[b]	953,599	676,363
Seven West Media Ltd.	639,749	1,401,309
Sigma Pharmaceuticals Ltd.	2,163,718	1,500,816
Silex Systems Ltd.[b]	182,162	592,813
Silver Lake Resources Ltd.[b,c]	321,024	853,852
Skilled Group Ltd.	247,763	718,433
SMS Management & Technology Ltd.	68,761	342,110
Southern Cross Media Group Ltd.	435,347	538,095
Spark Infrastructure Group	1,385,724	2,536,640
St Barbara Ltd.[b]	523,731	783,908
Starpharma Holdings Ltd.[b]	199,295	260,883
STW Communications Group Ltd.	737,458	999,967
Sundance Resources Ltd.[b]	3,498,352	1,240,645
Super Retail Group Ltd.	125,609	1,397,945
Tassal Group Ltd.	423,281	701,990
Ten Network Holdings Ltd.[b]	1,470,147	513,701
Tiger Resources Ltd.[b]	1,490,170	544,013
TPG Telecom Ltd.	287,876	819,734

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

Transfield Services Ltd.	489,695	$909,182
Transpacific Industries Group Ltd.[b]	1,062,526	875,531
Troy Resources Ltd.	107,574	381,497
UGL Ltd.	243,067	2,821,800
UXC Ltd.	270,864	305,127
Western Areas NL	227,286	1,038,369
Western Desert Resources Ltd.[b]	386,650	310,537
Wotif.com Holdings Ltd.	69,179	420,676

		153,958,447
AUSTRIA — 1.12%
Atrium European Real Estate Ltd.	341,569	2,109,123
Austria Technologie & Systemtechnik AG	17,664	184,648
CA Immobilien Anlagen AGb	50,578	754,513
conwert Immobilien Invest SE	180,785	2,452,992
EVN AG	28,393	455,936
Kapsch TrafficCom AGc	2,905	180,403
Lenzing AG	8,548	870,925
Oesterreichische Post AG	78,166	3,413,847
RHI AG	60,192	2,204,389
Rosenbauer International AG	6,876	445,207
S IMMO AG	333,854	2,120,397
Schoeller-Bleckmann Oilfield Equipment AG	17,739	1,777,023
Wienerberger AG	172,762	1,763,962
Zumtobel AG	80,205	1,154,024

		19,887,389
BELGIUM — 1.40%
Ackermans & Van Haaren NV	48,697	4,518,682
Agfa-Gevaert NVb	249,435	504,488
Barco NV	23,826	1,891,325
Bekaert NV	38,247	1,151,766
Cofinimmo SA	24,035	2,903,959
Compagnie Maritime Belge SA	24,009	492,106
Econocom Group SA	39,710	322,336
Elia System Operator SA	24,662	1,151,413
Euronav SAb	20,038	120,222
EVS Broadcast Equipment SA	16,694	997,059
Galapagos NVb	46,362	1,116,409
Intervest Offices & Warehouses	8,131	222,948
KBC Ancora SCA[b]	30,305	626,912
Nyrstar NVb	146,020	847,337

Security	Shares	Value

Recticel SA	38,219	$295,188
RHJ International SAb,c	190,642	1,045,460
SA D’Ieteren NV	17,765	785,882
SIPEF NV	21,292	1,849,712
Tessenderlo Chemie NV	65,626	2,284,919
ThromboGenics NVb,c	32,155	1,666,885

		24,795,008
DENMARK — 1.92%
ALK-Abello A/S	21,501	1,627,249
Alm. Brand A/Sb	91,496	281,314
Amagerbanken A/Sa,b	130,550	—
Auriga Industries A/S Class Bb	22,603	446,167
Bang & Olufsen A/S Class Bb,c	97,756	1,147,110
Bavarian Nordic A/Sb,c	46,362	393,896
Christian Hansen Holding A/S	90,915	3,217,045
D/S Norden A/S	34,663	1,066,379
East Asiatic Co. Ltd. A/S	56,807	1,121,330
FLSmidth & Co. A/S	59,565	3,696,365
Genmab A/Sb,c	44,272	789,327
GN Store Nord A/S	280,896	4,576,285
IC Companys A/S	9,176	212,846
Jyske Bank A/S Registered[b]	57,643	1,877,161
NKT Holding A/S	41,764	1,477,827
Pandora A/S	57,434	1,421,052
Rockwool International A/S Class B	6,270	749,437
Royal Unibrew A/S	13,768	1,277,447
Schouw & Co. A/S	18,575	554,210
SimCorp A/S	9,614	2,300,021
Solar Holdings A/S Class B	8,757	407,050
Sydbank A/Sb	92,954	1,833,155
Topdanmark A/Sb	7,921	1,737,918
United International Enterprises Ltd.	2,278	414,434
Vestas Wind Systems A/Sb,c	230,945	1,394,077

		34,019,102
FINLAND — 1.56%
Amer Sports OYJ Class A	179,322	2,857,651
Biotie Therapies OYJ[b]	325,690	185,678
Cargotec Corp. OYJ Class B	21,083	594,111
Citycon OYJ	604,219	2,017,609
HKScan OYJ Class A	33,411	188,211
Huhtamaki OYJ	154,033	2,797,548
Kemira OYJ	52,005	824,509

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

Konecranes OYJ	71,060	$2,387,305
Metsa Board OYJ Class Bb	116,204	386,451
Outokumpu OYJ[b,c]	984,390	1,018,192
Outotec OYJ	59,983	3,772,229
Poyry OYJ	36,128	154,477
Ramirent OYJ	62,241	604,074
Rautaruukki OYJ	44,099	317,258
Sponda OYJ	87,938	426,140
Stockmann OYJ Abp Class B	22,964	450,737
Talvivaara Mining Co. PLC[b,c]	205,447	289,192
Technopolis OYJ	94,260	491,322
Tieto OYJ	101,783	2,267,208
Tikkurila OYJ	12,310	263,176
Uponor OYJ	122,408	1,711,412
YIT OYJ	166,991	3,672,110

		27,676,600
FRANCE — 3.85%
Air France-KLM[b]	156,674	1,705,394
Alcatel-Lucent[b]	2,743,543	4,591,794
ALTEN	10,450	401,430
Altran Technologies SAb	222,585	1,685,923
Aperam	55,971	811,793
Artprice.com[b,c]	4,995	177,031
Beneteau SA	110,500	1,232,939
BOURBON SA	63,704	1,947,344
Club Mediterranee SAb	67,670	1,280,461
Compagnie Plastic Omnium SA	16,302	637,960
Derichebourg	250,480	1,217,885
Eiffage SA	32,186	1,444,148
Etablissements Maurel et Prom	119,130	2,200,832
Euler Hermes SA	5,413	483,105
Eurofins Scientific SA	13,376	2,389,405
Faurecia	39,888	703,330
GameLoft SAb	63,536	436,393
GFI Informatique	23,634	97,526
Groupe Steria SCA	60,610	1,125,480
Haulotte Group[b]	90,237	748,399
Havas SA	561,583	3,678,822
Ingenico SA	54,340	3,424,358
Ipsen SA	14,813	520,373
Ipsos SA	29,260	1,165,709
Jacquet Metal Service SA	65,585	851,969
M6-Metropole Television	28,006	468,919

Security	Shares	Value

Maurel & Prom Nigeria[b]	150,195	$534,151
Medica SA	12,958	246,776
Neopost SAc	26,721	1,523,385
Nexans SA	36,126	1,873,719
Nexity	46,153	1,409,581
Orco Property Group[b]	142,329	527,429
Orpea SA	59,774	2,548,113
PagesJaunes Groupe SAb,c	133,551	516,654
Parrot SAb	13,543	523,923
Rallye SA	5,413	191,258
Rubis SCA	29,051	2,103,793
SA des Ciments Vicat	3,971	252,991
Saft Groupe SA	58,061	1,570,722
SEB SA	36,993	2,957,118
Sechilienne-Sidec	50,960	1,037,596
Societe Immobiliere de Location pour l’Industrie et le Commerce	26,961	2,949,705
Societe Television Francaise 1	75,658	914,013
Soitec SAb,c	149,359	557,534
Technicolor SA Registered[b,c]	492,195	1,703,668
Teleperformance SA	89,452	3,565,559
Ubisoft Entertainment SAb	48,034	463,581
Valeo SA	84,227	4,538,887
Virbac SA	1,233	276,156

		68,215,034
GERMANY — 5.94%
Aareal Bank AGb	40,964	976,415
ADVA Optical Networking SEb	97,129	593,161
AIXTRON SEc	124,080	1,692,682
Alstria Office REIT AG	43,890	536,186
Aurubis AG	55,803	4,186,534
Balda AG	84,509	473,762
Bechtle AG	7,315	330,152
Bertrandt AG	11,683	1,287,075
Bilfinger Berger SE	63,745	6,451,483
Borussia Dortmund GmbH & Co. KGaA	83,600	347,471
Carl Zeiss Meditec AG Bearer	28,633	935,126
CENTROTEC Sustainable AG	18,157	381,648
Colonia Real Estate AGb	49,327	309,339
CTS Eventim AG	18,366	656,157
Delticom AG	3,114	149,909
Deutsche EuroShop AG	26,543	1,130,244

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

Deutsche Wohnen AG Bearer	161,348	$3,105,613
DEUTZ AGb	213,915	1,261,359
Dialog Semiconductor PLC[b]	58,479	1,043,838
Draegerwerk AG & Co. KGaA	3,532	343,850
Drillisch AG	43,054	706,557
Duerr AG	9,614	941,430
ElringKlinger AGc	67,925	2,400,462
Freenet AGc	156,883	3,378,497
Fuchs Petrolub AG	15,022	1,063,383
GAGFAH SAb	133,480	1,632,483
Gerresheimer AG	48,906	2,515,326
Gerry Weber International AG	18,810	914,581
Gesco AG	4,807	504,841
GFK SE	14,395	832,980
Gildemeister AG	104,291	2,571,519
GSW Immobilien AG	41,591	1,774,399
Heidelberger Druckmaschinen AGb,c	322,137	690,884
Indus Holding AG	14,839	463,780
IVG Immobilien AGb,c	196,578	632,932
Kloeckner & Co. SEb,c	136,406	1,725,297
Kontron AG	155,838	931,174
Krones AG	5,643	350,398
KUKA AGb,c	61,237	2,376,488
KWS Saat AG	1,881	698,446
LEONI AG	54,131	2,340,989
MLP AG	123,251	1,069,052
MorphoSys AGb,c	58,520	2,478,372
MTU Aero Engines Holding AG	75,240	7,170,597
Nordex SEb,c	41,091	220,319
NORMA Group AG	15,650	454,925
PATRIZIA Immobilien AGb	34,713	308,396
Pfeiffer Vacuum Technology AG	8,569	1,068,126
Prime Office REIT AG	43,021	201,118
QSC AG	168,582	508,009
R Stahl AG	4,786	188,366
Rational AG	1,672	506,568
Rheinmetall AG	56,221	2,992,285
Rhoen Klinikum AG	122,265	2,565,779
SAF-Holland SAb	38,874	318,188
SGL Carbon SEc	54,967	2,346,925
Sky Deutschland AGb	493,449	3,008,104
Software AGc	89,870	3,460,231
SolarWorld AGc	221,648	325,837

Security	Shares	Value

Stada Arzneimittel AG	79,002	$2,912,027
Stroer Out-Of-Home Media AGb,c	19,622	221,602
Suss Microtec AGb,c	23,199	287,066
Symrise AG	167,409	5,920,760
TAG Immobilien AG	65,417	793,401
Tom Tailor Holding AG	16,929	398,003
TUI AGb	129,162	1,402,420
Vossloh AGc	17,765	1,848,835
Wacker Neuson SE	15,675	233,837
Wincor Nixdorf AG	47,652	2,488,347
Wirecard AG	157,377	3,582,464
XING AGc	6,876	381,086

		105,299,895
GREECE — 0.95%
Alpha Bank AEb	654,840	1,128,877
Bank of Cyprus PLC[b]	2,140,177	717,553
EFG Eurobank Ergasias SAb	352,312	292,675
Ellaktor SAb	115,050	318,584
Folli Follie Group[b]	36,720	682,859
Frigoglass SAb	27,221	208,027
Hellenic Exchanges SA	69,360	477,336
Hellenic Petroleum SA	134,028	1,502,738
Hellenic Telecommunications Organization SAb	281,732	2,371,021
Intralot SA	106,080	298,065
Jumbo SAb	118,816	1,032,197
Marfin Investment Group Holdings SAb	703,392	456,387
Metka SA	24,477	372,121
Motor Oil (Hellas) Corinth Refineries SA	54,876	633,153
Mytilineos Holdings SAb	102,648	703,638
National Bank of Greece SAb	1,018,776	1,617,976
Piraeus Bank SAb	1,297,205	494,792
Public Power Corp. SAb	152,280	1,415,927
Terna Energy SA	94,657	449,706
Titan Cement Co. SAb	71,440	1,278,099
Viohalco Hellenic Copper and Aluminum Industry SAb	59,160	384,655

		16,836,386

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

HONG KONG — 2.96%
AAC Technologies Holdings Inc.	836,000	$3,233,834
Bonjour Holdings Ltd.	1,672,000	211,277
Brightoil Petroleum (Holdings) Ltd.[b,c]	2,488,512	484,515
Cafe de Coral Holdings Ltd.[c]	1,254,000	3,815,924
Champion REIT	4,614,000	2,379,731
China Daye Non-Ferrous Metals Mining Ltd.[b,c]	4,558,000	188,068
Chow Sang Sang Holdings International Ltd.	209,000	553,794
Citic Telecom International Holdings Ltd.	1,463,000	511,215
CK Life Sciences International (Holdings) Inc.	5,812,000	524,583
CSI Properties Ltd.	8,360,000	366,501
CST Mining Group Ltd.[b]	26,752,000	389,785
Dah Sing Banking Group Ltd.	250,800	311,418
Dickson Concepts International Ltd.	522,500	294,414
Emperor Watch & Jewellery Ltd.	2,090,000	258,707
Esprit Holdings Ltd.[c]	2,225,600	3,093,542
Foxconn International Holdings Ltd.[b,c]	2,090,000	856,966
G-Resources Group Ltd.[b]	18,120,000	1,004,655
Giordano International Ltd.	2,090,000	2,123,551
Great Eagle Holdings Ltd.	209,000	811,153
HKR International Ltd.	501,600	290,398
Hong Kong Television Network Ltd.	627,000	190,796
Hutchison Telecommunications Hong Kong Holdings Ltd.[c]	3,344,000	1,513,434
I.T Ltd.	418,000	181,634
IRC Ltd.[b,c]	796,000	112,901
Johnson Electric Holdings Ltd.[c]	3,239,500	2,289,016
K. Wah International Holdings Ltd.[c]	1,463,000	850,768
Lai Sun Development Co. Ltd.[b]	28,215,665	1,236,971
Luk Fook Holdings International Ltd.	418,000	1,466,005
Man Wah Holdings Ltd.	326,400	300,496
Melco International Development Ltd.	1,463,000	2,358,004
Midland Holdings Ltd.[c]	1,254,000	638,682
Mongolia Energy Corp. Ltd.[b,c]	5,205,000	271,810
Neo-Neon Holdings Ltd.[b,c]	930,500	209,964
Newocean Energy Holdings Ltd.[c]	1,254,000	640,299

Security	Shares	Value

Oriental Press Group Ltd.	2,468,000	$286,403
Pacific Andes International Holdings Ltd.	2,886,000	160,013
Pacific Basin Shipping Ltd.	2,717,000	1,579,997
Pacific Textile Holdings Ltd.	209,000	188,101
Pico Far East Holdings Ltd.	836,000	229,602
Prosperity REIT	2,508,000	808,459
Sa Sa International Holdings Ltd.[c]	836,000	754,561
Samson Holding Ltd.	1,652,000	268,393
Sateri Holdings Ltd.	721,500	179,549
Shun Tak Holdings Ltd.	1,672,000	911,941
Singamas Container Holdings Ltd.	1,254,000	362,189
SITC International Holdings Co. Ltd.	836,000	293,201
SmarTone Telecommunications Holding Ltd.[c]	418,000	745,938
Stella International Holdings Ltd.	418,000	1,201,908
Techtronic Industries Co. Ltd.	1,776,500	3,596,293
Television Broadcasts Ltd.	209,000	1,541,461
Texwinca Holdings Ltd.	418,000	393,450
Trinity Ltd.[c]	836,000	516,336
Value Partners Group Ltd.[c]	627,000	436,568
VST Holdings Ltd.	1,254,000	310,448
VTech Holdings Ltd.[c]	209,600	2,414,771
Xinyi Glass Holdings Co. Ltd.	2,090,000	1,366,295

		52,510,688
IRELAND — 1.56%
Bank of Ireland[b]	27,370,563	5,312,847
C&C Group PLC	482,380	3,142,954
DCC PLC	122,056	3,992,857
FBD Holdings PLC	97,756	1,446,364
Glanbia PLC	168,164	1,876,344
Grafton Group PLC Units	326,735	1,912,414
Kingspan Group PLC	73,359	851,387
Paddy Power PLC	58,938	4,888,146
Smurfit Kappa Group PLC	156,883	2,177,443
Total Produce PLC	180,653	147,131
United Drug PLC	429,913	1,874,415

		27,622,302
ISRAEL — 1.04%
Africa Israel Investments Ltd.[b]	47,811	115,919
Africa Israel Properties Ltd.[b]	21,985	228,065
Airport City Ltd.[b]	79,374	368,446

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

AL-ROV (Israel) Ltd.[b]	9,861	$254,502
Alony Hetz Properties & Investments Ltd.	76,494	479,200
Alrov Properties and Lodgings Ltd.[b]	11,475	211,828
Amot Investments Ltd.	128,887	329,349
Avgol Industries 1953 Ltd.	318,798	298,711
Babylon Ltd.	31,768	210,125
Bayside Land Corp. Ltd.	1,254	249,002
Cellcom Israel Ltd.	21,945	163,695
Ceragon Networks Ltd.[b]	91,909	443,203
Clal Industries Ltd.	63,118	221,142
Clal Insurance Enterprises Holdings Ltd.	7,942	119,232
Delek Automotive Systems Ltd.	20,456	187,708
Discount Investment Corp. Ltd. Registered[b]	108,262	350,759
Electra (Israel) Ltd.	3,114	318,929
Frutarom	69,133	874,918
Gazit Globe Ltd.	59,147	755,861
Given Imaging Ltd.[b]	17,948	297,753
Hadera Paper Ltd.[b]	6,876	326,393
Harel Insurance Investments & Financial Services Ltd.	7,733	336,484
Israel Discount Bank Ltd. Class Ab	374,737	625,209
Ituran Location and Control Ltd.	48,034	683,901
Jerusalem Economy Ltd.[b]	25,060	142,154
Jerusalem Oil Exploration Ltd.[b]	30,066	610,757
Koor Industries Ltd.[b]	9,078	136,775
MATRIX IT Ltd.	98,592	449,695
Melisron Ltd.	32,991	637,071
Menorah Mivtachim Holdings Ltd.[b]	29,649	262,410
Migdal Insurance & Financial Holdings Ltd.	139,337	203,598
Naphtha Israel Petroleum Corp. Ltd.[b]	150,823	685,492
Nitsba Holdings (1995) Ltd.[b]	35,140	316,020
Norstar Holdings Inc.	19,620	479,446
Oil Refineries Ltd.[b]	677,996	346,647
Ormat Industries Ltd.	48,452	285,276
Osem Investment Ltd.	40,719	672,231
Partner Communications Co. Ltd.	66,839	379,147
Paz Oil Co. Ltd.	3,762	559,317
Plasson Industries Ltd.	13,977	429,147
Property & Building Corp. Ltd.[b]	4,996	255,571

Security	Shares	Value

Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	28,842	$1,049,322
Retalix Ltd.[b]	24,009	716,494
Shikun & Binui Ltd.	208,164	392,112
Shufersal Ltd.[c]	123,035	377,102
Strauss Group Ltd.	35,708	443,257
Tower Semiconductor Ltd.[b]	—	2
Union Bank of Israel[b]	41,503	146,640

		18,426,017
ITALY — 3.12%
A2A SpA	837,254	560,175
Alerion Cleanpower SpA	52,770	283,368
Arnoldo Mondadori Editore SpA[b,c]	741,011	1,176,842
Azimut Holding SpA	191,235	3,358,994
Banca Carige SpA	692,002	774,941
Banca Generali SpA	42,218	810,316
Banca Piccolo Credito Valtellinese Scrl	463,998	794,216
Banca Popolare dell’Emilia Romagna Scrl	351,538	3,101,653
Banca Popolare di Milano Scrl[b]	3,214,352	2,158,018
Banca Popolare di Sondrio Scrl	295,186	2,123,632
Beni Stabili SpA	1,852,857	1,280,169
Buzzi Unicem SpA	157,301	2,288,937
Cam Finanziara SpA[b]	501,809	529,939
CIR SpA	1,247,212	1,445,792
Danieli & C. Officine Meccaniche SpA RNC	116,770	2,177,838
Davide Campari-Milano SpA	471,713	3,681,741
De’Longhi SpA	34,903	564,264
DiaSorin SpA	15,654	610,051
EI Towers SpA[b]	14,161	427,308
ERG SpA	122,826	1,203,747
Fondiaria-Sai SpA[b]	486,552	865,183
Gemina SpA[b]	1,121,648	1,933,605
Gruppo Editoriale L’Espresso SpA	751,038	966,446
Hera SpA	1,105,560	2,033,430
Immsi SpA	296,582	233,496
Impregilo SpA	495,960	2,571,684
Interpump Group SpA[c]	45,735	351,066
Italcementi SpA	95,881	302,205
Juventus Football Club SpA[b]	1,934,546	559,328
Lottomatica Group SpA	39,919	986,185

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

Marr SpA	142,049	$1,590,742
Mediaset SpA	680,922	1,789,412
Mediolanum SpA	212,762	1,327,916
Piaggio & C. SpA	114,262	311,749
Recordati SpA	243,485	2,490,365
Reply SpA	7,294	238,017
Salvatore Ferragamo Italia SpA	40,755	1,041,691
Saras SpA[b]	256,745	346,066
Societa Cattolica di Assicurazioni Scrl[b]	112,957	2,086,790
Sogefi SpA	89,402	273,047
Sorin SpA[b]	212,553	542,416
Tod’s SpA	9,614	1,312,834
Unipol Gruppo Finanziario SpA[b,c]	323,323	929,544
Yoox SpA[b,c]	47,652	910,087

		55,345,245
JAPAN — 25.94%
77 Bank Ltd. (The)	209,000	900,033
Access Co. Ltd.[b]	1,045	793,540
Accordia Golf Co. Ltd.	1,254	1,227,068
Achilles Corp.	209,000	309,172
Adeka Corp.	125,400	1,077,291
Aderans Co. Ltd.[b]	20,900	271,842
Advance Residence Investment Corp.	1,463	3,047,516
AEON Delight Co. Ltd.	20,900	392,075
Ai Holdings Corp.	125,400	1,045,687
Aida Engineering Ltd.	83,600	633,916
AIFUL Corp.[b,c]	188,100	1,304,704
Airport Facilities Co. Ltd.	41,800	211,611
Akebono Brake Industry Co. Ltd.[c]	83,600	406,732
Alpha Systems Inc.	6,000	74,622
Alps Electric Co. Ltd.	250,800	1,464,786
Anritsu Corp.	209,000	2,677,197
AOC Holdings Inc.	62,700	267,262
Aoyama Trading Co. Ltd.	41,800	819,877
Arcs Co. Ltd.	20,900	392,304
Arnest One Corp.	41,800	669,643
Asahi Diamond Industrial Co. Ltd.	41,800	382,457
Asahi Holdings Inc.	20,900	364,593
Atsugi Co. Ltd.	209,000	263,368
Autobacs Seven Co. Ltd.	20,900	851,940
Avex Group Holdings Inc.	41,800	1,131,339
Awa Bank Ltd. (The)	627,000	3,813,116

Security	Shares	Value

Azbil Corp.	125,600	$2,690,642
Bank of Nagoya Ltd. (The)	418,000	1,484,024
Calsonic Kansei Corp.	418,000	1,735,941
Canon Marketing Japan Inc.	83,600	1,139,584
Capcom Co. Ltd.	83,600	1,348,446
Chuetsu Pulp & Paper Co. Ltd.	46,000	85,185
CMK Corp.	146,300	546,661
COMSYS Holdings Corp.	209,000	2,526,046
CyberAgent Inc.	627	1,318,445
Daiei Inc. (The)[b]	207,950	473,960
Daifuku Co. Ltd.	209,000	1,396,998
Daihen Corp.	418,000	1,406,158
Daiichikosho Co. Ltd.	20,900	511,851
Daikokutenbussan Co. Ltd.	3,000	74,753
Daikyo Inc.	418,000	1,122,178
Dainippon Screen Manufacturing Co. Ltd.	209,000	1,067,215
Daio Paper Corp.	209,000	1,424,480
Daiseki Co. Ltd.	20,900	297,034
Daishi Bank Ltd. (The)	1,045,000	3,641,354
Daiwa Office Investment Corp.	418	1,609,983
Daiwabo Holdings Co. Ltd.	209,000	414,519
Daiwahouse Residential Investment Corp.	209	1,751,972
DCM Holdings Co. Ltd.	125,400	825,832
DIC Corp.	627,000	1,243,557
Digital Garage Inc.	209	492,384
DISCO Corp.	41,800	2,303,901
Dowa Holdings Co. Ltd.	209,000	1,479,443
Dr. Ci:Labo Co. Ltd.[c]	418	1,237,602
Duskin Co. Ltd.	167,200	3,186,071
Ebara Corp.	627,000	2,459,632
EDION Corp.[c]	167,600	808,065
Exedy Corp.	83,600	1,828,464
Frontier Real Estate Investment Corp.	209	1,939,766
Fudo Tetra Corp.[b]	248,700	520,510
Fuji Machine Manufacturing Co. Ltd.	250,800	1,951,216
Fuji Oil Co. Ltd.	104,500	1,421,044
Fuji Soft Inc.	83,600	1,769,836
Fujikura Ltd.	627,000	1,951,216
Fujimi Inc.	20,900	358,410
Funai Electric Co. Ltd.	41,800	571,166

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

Fuso Pharmaceutical Industries Ltd.	28,000	$112,601
Futaba Industrial Co. Ltd.[b]	104,500	476,353
Gakken Holdings Co. Ltd.	209,000	654,986
Global One Real Estate Investment Corp. Ltd.	418	2,601,622
Glory Ltd.	125,600	2,941,126
GMO Internet Inc.	188,100	1,378,905
Gulliver International Co. Ltd.	14,630	622,007
Gunze Ltd.	209,000	561,089
H.I.S. Co. Ltd.	41,800	1,429,060
H2O Retailing Corp.	209,000	1,717,620
Hanwa Co. Ltd.	627,000	2,411,538
Haseko Corp.[b]	1,889,000	1,821,521
Heiwa Corp.	41,800	709,034
Heiwa Real Estate Co. Ltd.	146,600	1,987,116
Heiwa Real Estate REIT Inc.	418	302,301
Higo Bank Ltd. (The)	627,000	3,874,951
Hitachi Zosen Corp.	1,573,000	2,516,524
Hogy Medical Co. Ltd.	41,800	2,022,211
Hokkoku Bank Ltd. (The)	836,000	3,444,401
Honeys Co. Ltd.	43,890	538,646
HORIBA Ltd.	41,800	1,224,778
Hoshizaki Electric Co. Ltd.	20,900	622,924
Hosiden Corp.	167,400	918,994
House Foods Corp.	104,500	1,581,355
Hyakugo Bank Ltd. (The)	627,000	2,720,710
Hyakujushi Bank Ltd. (The)	836,000	3,132,939
Iino Kaiun Kaisha Ltd.	231,000	1,065,648
Inabata & Co. Ltd.	125,400	847,817
Internet Initiative Japan Inc.	20,900	586,510
Iseki & Co. Ltd.	418,000	1,135,919
Ishihara Sangyo Kaisha Ltd.[b]	418,000	348,104
IT Holdings Corp.	146,600	2,077,074
ITO EN Ltd.	62,700	1,220,884
Izumi Co. Ltd.	83,600	1,786,325
J Trust Co. Ltd.	20,900	363,448
JAFCO Co. Ltd.	20,900	723,691
Japan Airport Terminal Co. Ltd.	105,000	1,101,085
Japan Digital Laboratory Co. Ltd.	125,400	1,427,686
Japan Excellent Inc.	418	2,487,114
Japan Exchange Group Inc.	41,800	2,519,176
Japan Hotel REIT Investment Corp.	2,717	886,910
Japan Logistics Fund Inc.	418	3,714,640

Security	Shares	Value

Japan Rental Housing Investments Inc.	1,254	$926,141
Japan Securities Finance Co. Ltd.	250,800	1,725,865
Juki Corp.[b,c]	418,000	751,172
Juroku Bank Ltd. (The)	627,000	2,198,554
JVC Kenwood Corp.[c]	172,580	597,581
K’s Holdings Corp.	62,760	1,713,074
kabu.com Securities Co. Ltd.	167,200	813,465
Kagome Co. Ltd.	104,500	1,955,797
Kagoshima Bank Ltd. (The)	418,000	2,697,808
Kakaku.com Inc.	41,800	1,566,469
Kaken Pharmaceutical Co. Ltd.	209,000	3,437,530
Kanematsu Corp.[b]	1,676,000	2,571,116
Kasumi Co. Ltd.	62,700	397,801
Kawasaki Kisen Kaisha Ltd.[b]	627,000	1,188,593
Kayaba Industry Co. Ltd.	418,000	1,708,459
Keihin Corp.	104,600	1,455,643
Keiyo Bank Ltd. (The)	627,000	2,981,788
Kenedix Inc.[b]	3,135	980,761
Kenedix Realty Investment Corp.	418	1,637,464
Kewpie Corp.	229,900	3,055,760
Kitz Corp.	376,200	1,941,598
Kiyo Holdings Inc.	1,886,000	2,789,941
Koa Corp.	20,900	176,342
Kobayashi Pharmaceutical Co. Ltd.	83,600	4,085,645
Komeri Co. Ltd.	83,600	2,243,441
Konaka Co. Ltd.	41,800	330,241
Kyodo Printing Co. Ltd.	41,000	113,664
KYORIN Holdings Inc.	188,100	3,841,972
Leopalace21 Corp.[b]	209,000	806,136
Lintec Corp.	41,800	773,158
Lion Corp.	209,000	1,003,090
Macnica Inc.	20,900	409,252
Macromill Inc.	41,800	469,483
Maruha Nichiro Holdings Inc.	1,046,000	1,822,419
Marusan Securities Co. Ltd.	335,600	2,419,733
Matsui Securities Co. Ltd.	62,700	578,494
Matsuya Co. Ltd.[b]	62,700	569,563
Megane Top Co. Ltd.	62,700	786,670
MEGMILK SNOW BRAND Co. Ltd.	41,800	722,316
Meidensha Corp.	209,000	661,856
Meitec Corp.	105,100	2,691,417
MID REIT Inc.	627	1,540,362

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

Minebea Co. Ltd.	418,000	$1,415,319
Ministop Co. Ltd.	20,900	349,936
Misumi Group Inc.	167,200	4,402,604
Mitsubishi Steel Manufacturing Co. Ltd.	627,000	1,229,816
Mitsui Engineering & Shipbuilding Co. Ltd.	836,000	1,328,293
Mitsui Mining & Smelting Co. Ltd.	627,000	1,600,822
Mitsumi Electric Co. Ltd.[b]	83,600	447,955
Mizuno Corp.	627,000	2,871,861
Monex Group Inc.	2,488	729,552
Mori Hills REIT Investment Corp.	209	1,110,728
Mori Seiki Co. Ltd.	167,600	1,579,400
MORI TRUST Sogo REIT Inc.	418	3,545,168
MOS Food Services Inc.	20,900	392,075
Moshi Moshi Hotline Inc.	62,700	917,209
Musashino Bank Ltd. (The)	83,600	2,867,280
Nagase & Co. Ltd.	209,000	2,283,290
Nanto Bank Ltd. (The)	418,000	1,818,387
Net One Systems Co. Ltd.	146,300	1,407,532
New Japan Chemical Co. Ltd.	62,700	219,855
Nichi-Iko Pharmaceutical Co. Ltd.	83,600	1,762,507
Nichicon Corp.	104,500	861,100
Nichirei Corp.	209,000	1,039,733
Nifco Inc.	104,500	2,175,652
Nihon Dempa Kogyo Co. Ltd.	62,700	803,159
Nihon Kohden Corp.	83,800	2,669,369
Nihon Parkerizing Co. Ltd.	209,000	3,458,142
Nihon Unisys Ltd.	188,100	1,537,613
Nippon Accommodations Fund Inc.	209	1,600,822
Nippon Carbon Co. Ltd.	418,000	806,136
Nippon Chemi-Con Corp.[b,c]	209,000	446,581
Nippon Coke & Engineering Co. Ltd.	522,500	778,654
Nippon Denko Co. Ltd.	209,000	609,183
Nippon Kayaku Co. Ltd.	418,000	4,731,471
Nippon Konpo Unyu Soko Co. Ltd.	188,100	2,613,531
Nippon Light Metal Holdings Co. Ltd.[b]	1,045,000	1,202,334
Nippon Paint Co. Ltd.	418,000	3,765,023
Nippon Seiki Co. Ltd.	209,000	2,489,404
Nippon Sharyo Ltd.	418,000	1,557,309
Nippon Sheet Glass Co. Ltd.	836,000	980,188
Nippon Shinyaku Co. Ltd.	209,000	2,629,104

Security	Shares	Value

Nippon Shokubai Co. Ltd.	209,000	$2,024,501
Nippon Suisan Kaisha Ltd.	606,100	1,208,746
Nishimatsuya Chain Co. Ltd.	167,600	1,360,855
Nishio Rent All Co. Ltd.	41,800	617,427
Nissan Chemical Industries Ltd.	125,400	1,518,376
Nisshin OilliO Group Ltd. (The)	418,000	1,529,827
Nisshin Steel Holdings Co. Ltd.[b]	62,700	470,628
Nisshinbo Holdings Inc.	209,000	1,591,661
Nitto Boseki Co. Ltd.[c]	418,000	1,717,620
Nitto Kogyo Corp.	20,900	284,438
North Pacific Bank Ltd.[b]	292,600	936,217
NSD Co. Ltd.	167,600	1,555,525
NTN Corp.	418,000	1,204,624
OBIC Co. Ltd.	6,270	1,344,553
Ogaki Kyoritsu Bank Ltd. (The)	627,000	2,054,274
Okasan Securities Group Inc.	627,000	3,936,785
Oki Electric Industry Co. Ltd.[b]	1,045,000	1,190,883
Okinawa Electric Power Co. Inc. (The)	41,800	1,374,096
Okuma Corp.	212,000	1,602,893
OncoTherapy Science Inc.[b]	209	392,304
Onoken Co. Ltd.	41,800	387,953
Orient Corp.[b,c]	732,000	2,743,195
ORIX JREIT Inc.	627	3,558,909
OSAKA Titanium technologies Co. Ltd.	20,900	466,735
OSG Corp.	146,300	1,901,291
Otsuka Kagu Ltd.	20,900	181,839
Pacific Metals Co. Ltd.	209,000	1,090,116
Penta-Ocean Construction Co. Ltd.	313,500	793,540
Pioneer Corp.[b]	335,600	838,448
Point Inc.	33,500	1,156,312
Premier Investment Corp.	209	896,598
Press Kogyo Co. Ltd.	209,000	920,644
Prima Meat Packers Ltd.	209,000	400,778
Pronexus Inc.	41,800	237,261
Proto Corp.	8,000	135,876
Rengo Co. Ltd.	209,000	1,064,924
Resorttrust Inc.	125,400	2,728,955
Ringer Hut Co. Ltd.	20,900	268,636
Riso Kagaku Corp.	20,900	414,519
Rohto Pharmaceutical Co. Ltd.	209,000	2,619,943
Roland Corp.	146,600	1,333,311

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

Ryohin Keikaku Co. Ltd.	41,800	$2,377,186
Ryosan Co. Ltd.	20,900	407,419
S Foods Inc.	16,000	157,265
Saizeriya Co. Ltd.	62,900	836,048
San-in Godo Bank Ltd. (The)	418,000	3,320,732
Sanken Electric Co. Ltd.[b]	209,000	835,908
Sankyu Inc.	627,000	2,480,243
Sanoh Industrial Co. Ltd.	20,900	141,990
Sanshin Electronics Co. Ltd.	41,800	283,980
Sanwa Holdings Corp.	627,000	2,995,529
Sanyo Shokai Ltd.	209,000	572,540
Sanyo Special Steel Co. Ltd.	418,000	1,342,034
Sapporo Holdings Ltd.	209,000	696,209
Sato Holdings Corp.	20,900	334,363
Sawai Pharmaceutical Co. Ltd.	20,900	2,150,460
SCSK Corp.	45,280	849,930
Seiko Epson Corp.[c]	104,500	1,055,764
Seino Holdings Co. Ltd.	418,000	2,853,539
Senshu Ikeda Holdings Inc.	229,980	1,290,267
Seria Co. Ltd.	20,900	333,676
Shiga Bank Ltd. (The)	627,000	3,641,354
Shima Seiki Manufacturing Ltd.	62,700	1,240,122
Shimachu Co. Ltd.	125,800	2,670,114
Shinko Electric Industries Co. Ltd.	62,700	478,872
Shinko Plantech Co. Ltd.	146,600	1,201,587
Ship Healthcare Holdings Inc.	41,800	1,199,586
Showa Corp.	83,600	899,575
Simplex Technology Inc.	1,463	460,414
Sinanen Co. Ltd.	26,000	107,692
Sinfonia Technology Co. Ltd.	418,000	778,654
SKY Perfect JSAT Holdings Inc.	2,926	1,377,073
Skymark Airlines Inc.[b]	62,700	250,085
Sodick Co. Ltd.	62,700	322,913
Sotetsu Holdings Inc.	836,000	2,803,156
Star Micronics Co. Ltd.	125,600	1,246,917
Start Today Co. Ltd.[c]	62,700	604,602
Sugi Holdings Co. Ltd.	41,800	1,438,220
Sumitomo Bakelite Co. Ltd.	418,000	1,671,817
Sumitomo Forestry Co. Ltd.	313,500	3,074,540
Sumitomo Light Metal Industries Ltd.	418,000	412,229
Sumitomo Osaka Cement Co. Ltd.	627,000	2,102,367
Sumitomo Warehouse Co. Ltd. (The)	627,000	3,160,421
Sundrug Co. Ltd.	20,900	787,815

Security	Shares	Value

Systena Corp.	209	$184,816
Tadano Ltd.	209,000	1,857,320
Taiyo Yuden Co. Ltd.	104,500	942,401
Takara Holdings Inc.	418,000	3,503,945
Takiron Co. Ltd.	28,000	107,999
Toagosei Co. Ltd.	627,000	2,590,171
TOC Co. Ltd.	335,400	2,186,752
Toda Corp.	627,000	1,724,491
Toho Holdings Co. Ltd.	83,600	1,619,601
Toho Zinc Co. Ltd.	418,000	1,809,226
Tohokushinsha Film Corp.	41,800	326,577
Tokai Carbon Co. Ltd.	418,000	1,653,496
Tokai Rika Co. Ltd.	62,700	1,027,824
Tokai Tokyo Financial Holdings Inc.	627,000	3,146,680
Tokuyama Corp.[c]	418,000	833,618
Tokyo Broadcasting System Holdings Inc.	20,900	244,131
Tokyo Dome Corp.	627,000	2,397,798
Tokyo Ohka Kogyo Co. Ltd.	41,800	813,923
Tokyo Seimitsu Co. Ltd.	83,600	1,436,388
Tokyo Steel Manufacturing Co. Ltd.	83,600	437,879
Tokyo Tatemono Co. Ltd.	418,000	1,960,377
Tokyo Tomin Bank Ltd. (The)	83,600	847,359
Tokyu Construction Co. Ltd.	173,470	440,993
TOKYU REIT Inc.	418	2,372,606
TOMONY Holdings Inc.	41,800	181,839
Tomy Co. Ltd.	229,900	1,239,435
Topcon Corp.[c]	146,300	1,197,525
Topre Corp.	41,800	405,816
Toshiba Machine Co. Ltd.	209,000	957,287
Tosoh Corp.	418,000	1,007,670
Toyo Construction Co. Ltd.	83,600	278,483
Toyo Corp.	20,900	245,047
Toyo Kanetsu K.K.	209,000	451,162
Toyobo Co. Ltd.	627,000	1,003,090
TPR Co. Ltd.	62,700	807,281
TS Tech Co. Ltd.	83,600	1,616,853
TSI Holdings Co. Ltd.	104,500	557,654
Tsukuba Bank Ltd. (The)	209,000	774,074
Uchida Yoko Co. Ltd.	209,000	586,281
ULVAC Inc.[b]	83,600	743,844
Unipres Corp.	41,800	925,683
United Urban Investment Corp.	2,926	3,581,352

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

Universal Entertainment Corp.	20,900	$398,259
UNY Co. Ltd.	229,900	1,708,001
USEN Corp.[b,c]	503,690	888,605
Valor Co. Ltd.	20,900	334,592
Wacoal Holdings Corp.	209,000	2,187,103
Wacom Co. Ltd.	627	2,048,090
Welcia Holdings Co. Ltd.	4,000	147,491
Xebio Co. Ltd.	83,600	1,713,040
Yahagi Construction Co. Ltd.	41,800	199,702
Yodogawa Steel Works Ltd.	627,000	2,239,776
Yokohama Reito Co. Ltd.	41,800	294,057
Yokohama Rubber Co. Ltd. (The)	209,000	1,612,273
Yonekyu Corp.	62,700	650,634
Yoshinoya Holdings Co. Ltd.	2,508	3,006,522
Zensho Holdings Co. Ltd.[c]	62,700	721,400
Zeon Corp.	418,000	3,632,194

		460,108,018
NETHERLANDS — 2.08%
Aalberts Industries NV	163,020	3,663,343
Arcadis NV	115,307	3,032,529
ASM International NV	51,169	2,039,250
BinckBank NV	109,037	1,056,324
CSM NV CVA	90,497	2,095,660
Eurocommercial Properties NV	25,054	998,143
Koninklijke BAM Groep NV	300,202	1,255,081
Koninklijke Wessanen NVc	292,600	919,460
Mediq NV	128,037	2,419,259
Nutreco NV	50,996	4,519,500
PostNL NVb	387,277	1,014,055
Royal Imtech NV	109,725	2,896,150
SBM Offshore NVb	202,103	3,101,351
SNS REAAL NVb,c	291,555	332,831
Tetragon Financial Group Ltd.	83,600	961,400
TKH Group NV	30,483	831,690
TomTom NVb,c	54,967	285,317
USG People NV	127,006	1,082,141
VastNed Retail NV	46,153	2,083,047
Wereldhave NV	34,245	2,360,464

		36,946,995
NEW ZEALAND — 0.71%
Chorus Ltd.	238,887	572,134
Fisher & Paykel Healthcare Corp. Ltd.	896,401	1,792,832

Security	Shares	Value

Freightways Ltd.	827,920	$3,158,672
Infratil Ltd.	286,539	592,351
Kiwi Income Property Trust	3,111,982	2,994,352
Mainfreight Ltd.	337,807	3,406,515

		12,516,856
NORWAY — 2.48%
Aker ASA Class A	8,987	382,499
Algeta ASA[b,c]	26,517	809,879
Archer Ltd.[b,c]	98,174	112,979
Atea ASA	28,215	335,006
Austevoll Seafood ASA	111,127	629,275
BW Offshore Ltd.	206,670	212,542
BWG Homes ASA[b]	73,489	169,814
Cermaq ASA[b]	113,696	1,952,237
Clavis Pharma ASA[b]	88,616	102,789
Deep Sea Supply PLC[b]	103,327	199,125
Det norske oljeselskap ASA[b]	51,378	805,237
DNO International ASA[b,c]	816,354	1,385,332
Electromagnetic GeoServices ASb,c	105,077	214,974
Fred Olsen Energy ASA	51,205	2,441,251
Frontline Ltd.[b,c]	68,761	239,903
Golden Ocean Group Ltd.[b]	273,958	274,236
Hoegh LNG Holdings Ltd.[b]	28,393	267,102
Kvaerner ASA	187,800	542,016
Leroey Seafood Group ASA	16,903	484,756
Marine Harvest ASA[b]	3,548,000	3,545,116
Morpol ASA[b]	136,414	285,315
Nordic Semiconductor ASA[b]	91,700	252,933
Northern Offshore Ltd.	200,753	361,208
Northland Resources SAb,c	532,114	103,031
Norwegian Air Shuttle ASb	22,781	692,862
Norwegian Energy Co. ASA[b]	419,914	372,783
Norwegian Property ASA	713,642	1,097,620
Opera Software ASA[c]	84,385	528,712
Petroleum Geo-Services ASA	215,378	3,812,278
Polarcus Ltd.[b,c]	330,058	416,005
Prosafe SE	175,892	1,670,740
Renewable Energy Corp. ASA[b,c]	1,727,803	334,549
Schibsted ASA	80,256	3,220,825
Sevan Drilling ASb,c	271,176	194,177
Songa Offshore SEb,c	263,758	266,675
SpareBank 1 SMN	397,979	3,009,678
Stolt-Nielsen Ltd.	86,057	1,831,351

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

Storebrand ASA[b]	508,288	$2,600,653
TGS-NOPEC Geophysical Co. ASA	137,940	5,140,198
Tomra Systems ASA	317,680	2,698,375

		43,996,036
PORTUGAL — 0.49%
Banco Comercial Portugues SA Registered[b]	8,569,418	1,151,580
Mota-Engil SGPS SAc	244,837	719,519
Portucel SA	926,742	3,580,151
Redes Energeticas Nacionais SA	434,981	1,365,694
Semapa—Sociedade de Investimento e Gestao SGPS SA	200,142	1,928,875

		8,745,819
SINGAPORE — 2.76%
ARA Asset Management Ltd.	209,000	288,730
Ascendas India Trust[c]	418,000	276,911
Biosensors International Group Ltd.[b,c]	1,672,000	1,830,312
Boustead Singapore Ltd.	209,000	190,798
Cambridge Industrial Trust[c]	1,881,000	1,078,938
CapitaRetail China Trust[c]	418,000	592,656
CDL Hospitality Trusts	1,463,000	2,387,510
China Minzhong Food Corp. Ltd.[b,c]	418,000	337,696
COSCO Corp. (Singapore) Ltd.[c]	627,000	481,217
CSE Global Ltd.	418,000	292,107
Ezion Holdings Ltd.[c]	836,000	1,222,459
Ezra Holdings Ltd.[b,c]	1,256,000	1,207,497
First REIT	418,000	361,335
Frasers Centrepoint Trust	418,000	655,130
Frasers Commercial Trust	1,045,000	1,127,060
Gallant Venture Ltd.[b,c]	1,045,000	249,051
GMG Global Ltd.	3,323,000	383,898
Hi-P International Ltd.[c]	209,000	118,194
Hong Leong Asia Ltd.	209,000	286,197
Hyflux Ltd.[c]	418,500	454,744
Indofood Agri Resources Ltd.[c]	610,000	643,117
K-Green Trust	209,000	176,446
LionGold Corp. Ltd.[b]	627,000	536,936
Lippo Malls Indonesia Retail Trust	2,299,000	975,097
M1 Ltd.[c]	418,000	938,795
Mapletree Industrial Trust[c]	1,254,960	1,388,993
Mapletree Logistics Trust	1,672,000	1,580,417

Security	Shares	Value

Mewah International Inc.[c]	627,000	$265,935
Midas Holdings Ltd.[c]	1,254,000	552,133
Neptune Orient Lines Ltd.[b]	418,000	433,939
OSIM International Ltd.[c]	418,000	607,853
Overseas Union Enterprise Ltd.[c]	209,000	503,167
Perennial China Retail Trust	1,672,000	837,486
Raffles Education Corp. Ltd.[b,c]	1,412,397	410,780
Raffles Medical Group Ltd.	209,000	511,609
SATS Ltd.	418,000	1,029,972
Singapore Post Ltd.	4,807,000	4,699,039
SMRT Corp. Ltd.	1,881,000	2,476,999
Sound Global Ltd.[c]	1,045,000	557,198
Stamford Land Corp. Ltd.	418,000	199,241
STX OSV Holdings Ltd.	627,000	638,245
Suntec REIT[c]	4,389,000	6,010,143
Super Group Ltd.	209,000	582,525
Swiber Holdings Ltd.[b,c]	418,000	234,699
Tat Hong Holdings Ltd.	209,000	260,026
Tiger Airways Holdings Ltd.[b,c]	836,000	516,675
Transpac Industrial Holdings Ltd.	209,000	296,328
Venture Corp. Ltd.	418,000	2,867,038
Wing Tai Holdings Ltd.	1,230,900	1,894,381
XP Power Ltd.[c]	10,429	190,148
Yanlord Land Group Ltd.[b]	836,000	1,087,381
Ying Li International Real Estate Ltd.[b]	1,672,000	648,376
Yoma Strategic Holdings Ltd.[c]	836,000	607,853

		48,981,410
SPAIN — 1.68%
Abengoa SA	134,596	405,595
Acerinox SAc	38,247	423,534
Almirall SAc	91,785	1,136,251
Bankinter SAc	140,866	764,846
Bolsas y Mercados Espanoles[c]	86,266	2,416,305
Construcciones y Auxiliar de Ferrocarriles SA	4,389	2,197,768
Deoleo SAb	302,936	121,306
Ebro Foods SA	146,091	2,954,727
FAES FARMA SA	411,473	1,279,041
Fomento de Construcciones y Contratas SAc	35,948	486,006
Gamesa Corporacion Tecnologica SAc	366,702	868,095
Indra Sistemas SAc	55,385	723,904

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

Jazztel PLC[b]	349,088	$2,397,216
Mediaset Espana Comunicacion SA	115,995	875,273
NH Hoteles SAb,c	135,152	532,020
Obrascon Huarte Lain SAc	61,196	1,856,556
Papeles y Cartones de Europa SA	293,831	1,015,063
Prosegur Compania de Seguridad SA	126,027	786,917
Tecnicas Reunidas SA	40,510	2,060,134
Tubacex SAb	385,026	1,311,811
Tubos Reunidos SA	422,840	1,070,440
Viscofan SA	67,089	3,507,883
Zeltia SAb	331,124	609,028

		29,799,719
SWEDEN — 3.35%
AarhusKarlshamn AB	12,122	516,268
Active Biotech ABb,c	49,497	374,158
AF AB Class B	14,003	338,901
Alliance Oil Co. Ltd. SDR[b,c]	57,225	500,925
Axfood AB	10,032	414,959
Axis Communications ABc	39,470	980,066
B & B Tools AB Class B	22,966	251,745
Betsson AB	21,736	727,596
BioGaia AB Class B	9,196	244,240
Black Earth Farming Ltd. SDR[b]	123,276	201,485
Castellum AB	304,722	4,491,981
CDON Group ABb,c	36,544	205,029
Clas Ohlson AB Class B	10,450	156,017
Concentric AB	57,225	512,616
D. Carnegie & Co. ABa,b	25,632	—
Fabege AB	285,494	3,118,265
Fastighets AB Balder Class Bb	35,962	244,716
Gunnebo AB	60,009	257,460
Hakon Invest AB	122,265	2,507,517
Hexpol AB	46,816	2,589,812
HiQ International ABb	71,850	435,858
Hoganas AB Class B	9,175	379,222
Holmen AB Class B	62,282	1,919,426
Hufvudstaden AB Class A	49,497	639,803
Industrial & Financial Systems Class B	16,016	272,467
Intrum Justitia AB	166,573	2,696,330
JM ABc	119,900	2,463,724
Kungsleden AB	274,087	1,692,826
Lindab International AB	129,305	924,812

Security	Shares	Value

Loomis AB Class B	148,941	$2,469,437
Lundbergforetagen AB	17,739	694,160
Meda AB Class A	287,584	3,358,032
Modern Times Group MTG AB Class B	53,922	1,973,635
NCC AB Class B	129,305	3,011,583
Net Entertainment NE ABb	35,140	466,648
Nibe Industrier AB Class Bc	173,261	2,722,902
Nobia ABb	274,417	1,664,675
Oriflame Cosmetics SA SDR[c]	55,344	1,812,590
Peab AB	314,618	1,637,590
Proffice AB Class B	82,661	287,094
Saab AB	25,498	550,985
SAS ABb,c	346,371	737,585
SSAB AB Class A	112,442	928,608
SSAB AB Class B	93,632	668,790
Swedish Orphan Biovitrum ABb	152,361	912,284
Trelleborg AB Class B	341,360	4,380,262
Unibet Group PLC SDR	13,541	466,043
Wallenstam AB Class B	18,810	234,271
Wihlborgs Fastigheter AB	19,019	304,126

		59,339,524
SWITZERLAND — 4.02%
Acino Holding AG Registered[b,c]	5,016	520,606
AFG Arbonia-Forster Holding AG Registered[b]	20,874	565,123
Allreal Holding AG Registered[b]	12,310	1,865,766
AMS AG	8,987	1,106,472
Ascom Holding AG Registered[b]	67,879	760,424
Autoneum Holding AGb	6,876	411,578
Basilea Pharmaceutica AG Registered[b,c]	13,559	752,037
BKW AG	8,360	289,226
Bobst Group AG Registered[b]	14,813	462,042
Bossard Holding AG Bearer	2,090	343,169
Bucher Industries AG Registered	12,122	2,542,891
Burckhardt Compression Holding AG	7,524	2,656,745
Clariant AG Registered[b]	242,329	3,318,883
Dufry AG Registered[b]	21,318	2,910,299
Flughafen Zurich AG Registered	6,897	3,069,752
Forbo Holding AG Registered[b]	2,717	1,824,762
Galenica Holding AG Registered	6,061	3,611,304
GAM Holding AG	205,447	3,384,629

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

Gategroup Holding AG	45,317	$1,134,791
Georg Fischer AG Registered[b]	6,479	2,768,074
Gurit Holding AG Bearer[b]	836	379,207
Helvetia Holding AG Registered	6,688	2,728,821
Huber & Suhner AG Registered	7,386	375,587
Inficon Holding AG Registered[b]	1,672	459,088
Kaba Holding AG Class B Registered	8,151	3,437,654
Komax Holding AG Registered[b]	5,016	459,731
Kudelski SA Bearer[b]	58,061	669,567
Kuoni Reisen Holding AG Class B Registered[b]	5,852	1,775,524
Logitech International SA Registered[b,c]	195,951	1,317,101
Meyer Burger Technology AGb,c	46,153	429,849
Micronas Semiconductor Holding AG Registered[b]	39,083	361,856
Mobilezone Holding AG Bearer	87,520	927,587
Mobimo Holding AG Registered[b]	5,643	1,320,109
Nobel Biocare Holding AG Registered[b]	108,201	1,133,704
OC Oerlikon Corp. AG Registered[b]	116,561	1,433,809
Orascom Development Holding AGb	24,636	313,869
Panalpina Welttransport Holding AG Registered[c]	21,318	2,148,189
PSP Swiss Property AG Registered[b]	59,356	5,687,876
Rieter Holding AG Registered[b]	6,876	1,344,237
Schweiter Technologies AG Bearer	439	266,630
Schweizerische National-Versicherungs-Gesellschaft AG Registered	6,667	327,675
Swisslog Holding AG Registered[b]	542,564	673,363
Swissquote Group Holding SA Registered[b]	7,294	254,349
Tecan AG Registered[b]	19,228	1,820,377
Temenos Group AG Registered[b,c]	94,830	1,937,219
U-Blox AGb	9,196	434,803
Valiant Holding Registered	17,138	1,701,565
Valora Holding AG Registered	7,315	1,601,186
Vetropack Holding AG Bearer	209	424,657
Von Roll Holding AG Bearer[b,c]	135,779	304,217
Zehnder Group AG Bearer	8,548	404,633

Security	Shares	Value

Zueblin Immobilien Holding AG Registered[b]	70,178	$214,272

		71,366,884
UNITED KINGDOM — 21.75%
Abcam PLC	137,869	851,386
Advanced Medical Solutions Group PLC	225,231	230,325
Aegis Group PLC	1,046,672	3,898,037
Afren PLC[b]	1,073,424	2,440,466
African Barrick Gold PLC	84,645	477,485
African Minerals Ltd.[b,c]	260,716	1,266,924
Alent PLC[b]	353,686	1,876,834
Amerisur Resources PLC[b]	841,225	600,174
Amlin PLC	664,620	4,042,075
Andor Technology Ltd.	38,038	234,595
Anglo Pacific Group PLC	81,719	360,828
Ashmore Group PLC	196,669	1,113,469
Ashtead Group PLC	665,038	4,786,904
ASOS PLC[b]	76,703	3,150,882
Avanti Communications Group PLC[b]	89,192	387,462
AVEVA Group PLC	98,230	3,365,513
Avocet Mining PLC	182,666	152,044
AZ Electronic Materials SA	301,378	1,782,267
Barratt Developments PLC[b]	1,013,442	3,496,312
BBA Aviation PLC	798,380	2,810,056
Beazley PLC	251,636	732,085
Bellway PLC	175,769	3,093,269
Berendsen PLC	382,679	3,700,981
Berkeley Group Holdings PLC (The)[b]	115,307	3,345,485
Betfair Group PLC	63,913	674,357
Big Yellow Group PLC	69,597	408,267
Blinkx PLC[b,c]	448,955	416,400
Bodycote PLC	310,574	2,274,885
Booker Group PLC	1,491,424	2,487,535
Borders & Southern Petroleum PLC[b]	407,588	174,477
Bovis Homes Group PLC	257,906	2,447,248
Bowleven PLC[b,c]	374,158	412,280
Brewin Dolphin Holdings PLC	99,428	329,464
Britvic PLC	314,200	2,235,689
BTG PLC[b]	447,678	2,356,439
Bumi PLC[b]	48,488	264,835
bwin.party digital entertainment PLC[b]	650,758	1,147,299

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

Cable & Wireless Communications PLC	2,958,229	$1,917,791
Cairn Energy PLC[b]	642,189	2,922,114
Cape PLC	115,516	407,039
Capital & Counties Properties PLC	523,522	2,008,643
Carillion PLC	627,627	3,038,946
Carpetright PLC[b]	43,890	473,181
Catlin Group Ltd.	498,259	4,127,564
Centamin PLC[b]	1,034,321	927,343
Chemring Group PLC	299,497	1,346,639
Chime Communications PLC	75,612	285,012
Cineworld Group PLC	85,012	361,216
Close Brothers Group PLC	238,469	3,737,326
COLT Group SAb	668,513	1,121,367
Computacenter PLC	111,754	800,501
Costain Group PLC	52,426	219,434
CSR PLC	243,165	1,391,748
Daily Mail & General Trust PLC Class A NVS	388,365	3,694,398
Dairy Crest Group PLC	304,173	2,008,093
Darty PLC	781,960	746,954
De La Rue PLC	153,748	2,198,712
Debenhams PLC	1,613,224	2,590,935
Derwent London PLC	74,776	2,558,386
Devro PLC	326,249	1,763,827
Dialight PLC	31,350	553,204
Dignity PLC	29,051	537,968
Diploma PLC	99,275	876,693
Dixons Retail PLC[b]	4,272,087	1,862,624
Domino Printing Sciences PLC	58,938	615,324
Domino’s Pizza Group PLC	91,124	743,311
Drax Group PLC	433,116	4,072,033
DS Smith PLC	1,243,968	4,370,502
Dunelm Group PLC	78,375	944,373
easyJet PLC	236,588	3,492,165
Electrocomponents PLC	676,742	2,652,308
Elementis PLC	490,113	1,641,128
EnQuest PLC[b]	596,020	1,220,888
Enterprise Inns PLC[b]	659,322	946,016
Essar Energy PLC[b,c]	279,851	579,902
Euromoney Institutional Investor PLC	24,662	347,993
F&C Asset Management PLC	214,016	357,974
Falkland Oil & Gas Ltd.[b]	254,864	128,293

Security	Shares	Value

Faroe Petroleum PLC[b]	144,348	$306,668
Fenner PLC	144,348	867,137
Ferrexpo PLC	208,486	841,565
Fidessa Group PLC	35,290	861,078
Filtrona PLC	359,062	3,279,022
FirstGroup PLC	502,230	1,544,745
Galliford Try PLC	47,025	612,848
Gem Diamonds Ltd.[b]	154,166	391,076
Genus PLC	56,807	1,278,918
Go-Ahead Group PLC (The)	75,821	1,568,745
Grainger PLC	321,928	637,490
Great Portland Estates PLC	172,344	1,329,326
Greencore Group PLC	756,681	1,337,643
Greene King PLC	337,180	3,568,334
Greggs PLC	139,959	1,060,672
Gulf Keystone Petroleum Ltd.[b,c]	902,462	2,929,579
Halfords Group PLC	307,721	1,661,706
Halma PLC	537,339	3,922,257
Hays PLC	1,783,076	2,516,009
Henderson Group PLC	1,325,139	3,256,458
Heritage Oil PLC[b]	281,188	888,052
Highland Gold Mining Ltd.	101,315	179,905
Hikma Pharmaceuticals PLC	129,514	1,656,050
Hill & Smith Holdings PLC	52,005	385,460
Hiscox Ltd.	643,720	4,837,575
Hochschild Mining PLC	224,884	1,507,460
Home Retail Group PLC	771,210	1,467,257
Homeserve PLC	392,920	1,445,255
Howden Joinery Group PLC	1,007,798	2,997,497
Hunting PLC	168,036	2,256,514
IG Group Holdings PLC	465,043	3,288,368
Imagination Technologies Group PLC[b]	224,048	1,813,382
Inchcape PLC	582,440	4,370,590
Informa PLC	832,238	6,320,267
Innovation Group PLC[b]	740,487	287,631
Intermediate Capital Group PLC	583,485	3,271,104
International Personal Finance PLC	360,107	2,303,137
Interserve PLC	324,854	2,288,836
IQE PLC[b]	663,366	354,960
ITE Group PLC	200,849	815,196
Jardine Lloyd Thompson Group PLC	157,092	1,955,132
JD Wetherspoon PLC	232,511	1,889,251

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

JKX Oil & Gas PLC[b]	164,202	$143,184
John Menzies PLC	25,289	278,255
John Wood Group PLC	394,635	5,042,931
Jupiter Fund Management PLC	163,647	844,263
Kcom Group PLC	462,726	527,479
Keller Group PLC	49,115	572,340
Kier Group PLC	21,919	467,407
Kofax PLC[b]	45,735	221,157
Ladbrokes PLC	1,149,435	3,863,427
Laird PLC	314,827	1,115,084
Lancashire Holdings Ltd.	148,314	1,925,832
London Mining PLC[b]	128,326	338,752
LondonMetric Property PLC	94,802	166,086
Lonmin PLC[b]	520,828	2,972,687
Lonrho PLC[b]	1,853,621	256,559
Majestic Wine PLC	47,825	323,011
Man Group PLC	2,039,631	2,860,236
Marston’s PLC	1,163,015	2,463,452
McBride PLC[b]	188,218	398,377
Mears Group PLC	65,626	379,770
Michael Page International PLC	404,415	2,610,883
Micro Focus International PLC	223,719	2,165,414
Millennium & Copthorne Hotels PLC	81,510	703,011
Mitchells & Butlers PLC[b]	369,930	1,957,168
Mitie Group PLC	268,983	1,202,188
Mondi PLC	498,886	5,908,460
Moneysupermarket.com Group PLC	401,318	1,170,736
Monitise PLC[b]	1,128,391	603,790
Morgan Crucible Co. PLC (The)	462,326	2,037,725
Morgan Sindall Group PLC	32,055	289,175
Mothercare PLC[b]	78,166	384,178
N Brown Group PLC	118,503	692,903
National Express Group PLC	520,805	1,710,045
New World Resources PLC Class A	85,430	392,790
Northgate PLC	90,497	456,620
Ocado Group PLC[b,c]	452,485	759,001
Ophir Energy PLC[b]	261,041	2,116,931
Pace PLC	395,262	1,414,389
Pan African Resources PLC[b]	1,769,078	546,933
Paragon Group of Companies PLC	545,699	2,432,016
Patagonia Gold PLC[b]	633,270	188,253
Pendragon PLC[b]	1,925,773	633,542
Pennon Group PLC	446,842	4,789,091

Security	Shares	Value

Persimmon PLC	389,367	$5,200,935
Petra Diamonds Ltd.[b]	457,101	789,934
Petropavlovsk PLC	199,295	1,099,899
Playtech Ltd.	223,947	1,643,557
Premier Farnell PLC	611,481	2,057,220
Premier Foods PLC[b]	227,704	337,547
Premier Oil PLC[b]	613,624	3,635,614
Primary Health Properties PLC	130,977	735,107
Provident Financial PLC	193,534	4,430,746
PZ Cussons PLC	253,099	1,560,160
QinetiQ Group PLC	865,943	2,581,069
Quintain Estates and Development PLC[b]	487,179	473,094
Rathbone Brothers PLC	12,958	276,320
Redrow PLC[b]	545,875	1,610,616
Regus PLC	1,094,488	2,051,072
Renishaw PLC	34,694	1,028,054
Rentokil Initial PLC	2,354,256	3,331,304
Restaurant Group PLC (The)	516,439	3,083,555
Rightmove PLC	101,156	2,687,931
Rockhopper Exploration PLC[b]	282,651	700,201
Rotork PLC	73,150	3,069,875
RPC Group PLC	115,786	789,363
RPS Group PLC	154,033	564,373
RusPetro PLC[b]	108,262	84,535
Salamander Energy PLC[b]	170,881	496,060
Savills PLC	101,783	798,790
SDL PLC	188,518	1,567,656
Senior PLC	304,095	971,968
Shaftesbury PLC	459,382	4,024,006
Shanks Group PLC	311,692	453,403
SIG PLC	803,268	1,681,074
Sirius Minerals PLC[b]	1,242,087	571,087
SOCO International PLC[b]	282,442	1,715,064
Spectris PLC	148,808	5,223,436
Speedy Hire PLC	519,600	317,163
Spirax-Sarco Engineering PLC	53,881	1,928,910
Spirent Communications PLC	790,524	2,006,591
Spirit Pub Co. PLC	705,793	749,729
Sportingbet PLC	513,095	449,451
Sports Direct International PLC[b]	171,171	1,071,149
St James’s Place PLC	73,777	541,687
St. Modwen Properties PLC	147,554	554,436

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

Stagecoach Group PLC	198,041	$961,105
SThree PLC	84,645	448,900
SuperGroup PLC[b]	31,643	305,275
Synergy Health PLC	30,305	527,076
Synthomer PLC	226,347	711,264
TalkTalk Telecom Group PLC	518,529	1,945,092
Taylor Wimpey PLC	3,957,887	4,464,683
Telecity Group PLC	215,688	2,896,422
Telecom plus PLC	45,980	706,026
Thomas Cook Group PLC[b]	1,384,834	1,476,530
Travis Perkins PLC	308,348	5,915,329
TT electronics PLC	164,611	420,182
Tullett Prebon PLC	377,293	1,435,629
UBM PLC	217,050	2,587,796
Ultra Electronics Holdings PLC	119,548	3,117,889
UNITE Group PLC	266,981	1,205,939
Valiant Petroleum PLC[b]	29,438	188,557
Vectura Group PLC[b]	906,474	1,336,567
Vesuvius PLC	353,686	2,032,163
Victrex PLC	77,702	1,889,774
W.S. Atkins PLC	167,537	2,203,330
WH Smith PLC	235,334	2,484,914
William Hill PLC	885,375	5,391,678
Workspace Group PLC	74,726	385,871
Xchanging PLC[b]	191,144	368,962
Xcite Energy Ltd.[b,c]	210,158	336,527

		385,777,808

TOTAL COMMON STOCKS
(Cost: $1,587,294,529)		1,762,171,182

INVESTMENT COMPANIES — 0.10%

AUSTRALIA — 0.10%
Australian Infrastructure Fund	535,667	1,732,055

		1,732,055

TOTAL INVESTMENT COMPANIES
(Cost: $1,396,921)		1,732,055

PREFERRED STOCKS — 0.28%

AUSTRALIA — 0.05%
Gunns Ltd.[a,b]	4,914	—
Multiplex SITES Trust[b]	9,175	796,605

		796,605

Security	Shares	Value

GERMANY — 0.21%
Biotest AG	2,696	$182,977
Draegerwerk AG & Co. KGaA	1,860	228,062
Fuchs Petrolub AG	32,364	2,477,701
Sartorius AG	8,360	857,898

		3,746,638
ITALY — 0.02%
Unipol Gruppo Finanziario SpA	165,946	384,961

		384,961

TOTAL PREFERRED STOCKS
(Cost: $3,601,327)		4,928,204

RIGHTS — 0.00%

GERMANY — 0.00%
Sky Deutschland AGb	422,502	574

		574

TOTAL RIGHTS
(Cost: $0)		574

SHORT-TERM INVESTMENTS — 4.65%

MONEY MARKET FUNDS — 4.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	76,817,818	76,817,818
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	5,376,304	5,376,304
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	268,594	268,594

		82,462,716

TOTAL SHORT-TERM INVESTMENTS
(Cost: $82,462,716)		82,462,716

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES —104.39%
(Cost: $1,674,755,493)	$1,851,294,731
Other Assets, Less Liabilities — (4.39)%	(77,806,949)

NET ASSETS — 100.00%	$1,773,487,782

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2013

	iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund	iShares MSCI EAFE Small Cap Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$1,122,440,064	$1,798,448,757	$1,592,292,777
Affiliated (Note 2)	7,394,272	12,933,452	82,462,716

Total cost of investments	$1,129,834,336	$1,811,382,209	$1,674,755,493

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,434,485,623	$1,927,138,039	$1,768,832,015
Affiliated (Note 2)	7,394,272	12,933,452	82,462,716

Total fair value of investments	1,441,879,895	1,940,071,491	1,851,294,731
Foreign currencies, at value[b]	1,783,980	2,510,657	4,186,151
Cash	—	—	5,951
Receivables:
Due from custodian (Note 4)	—	146,787	18,344,125
Dividends and interest	3,286,266	2,926,603	2,726,553
Capital shares sold	—	150,380	—

Total Assets	1,446,950,141	1,945,805,918	1,876,557,511

LIABILITIES
Payables:
Investment securities purchased	—	146,787	20,306,321
Collateral for securities on loan (Note 5)	7,173,405	12,837,322	82,194,122
Investment advisory fees (Note 2)	479,033	601,119	569,286

Total Liabilities	7,652,438	13,585,228	103,069,729

NET ASSETS	$1,439,297,703	$1,932,220,690	$1,773,487,782

Net assets consist of:
Paid-in capital	$1,642,619,762	$2,143,168,716	$1,652,465,118
Distributions in excess of net investment income	(2,959,821)	(4,824,124)	(24,585,980)
Accumulated net realized loss	(512,540,951)	(334,834,805)	(30,852,201)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	312,178,713	128,710,903	176,460,845

NET ASSETS	$1,439,297,703	$1,932,220,690	$1,773,487,782

Shares outstanding[c]	23,200,000	38,000,000	41,800,000

Net asset value per share	$62.04	$50.85	$42.43

[a]	Securities on loan with values of $6,808,314, $12,167,311 and $77,572,941, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,794,677, $2,493,553 and $4,218,977, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2013

	iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund	iShares MSCI EAFE Small Cap Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$11,247,212	$20,900,248	$15,976,555
Interest — unaffiliated	836	6,417	3,983
Interest — affiliated (Note 2)	318	523	673
Securities lending income — affiliated (Note 2)	120,286	150,611	813,343

Total investment income	11,368,652	21,057,799	16,794,554

EXPENSES
Investment advisory fees (Note 2)	2,670,571	2,978,816	3,159,965

Total expenses	2,670,571	2,978,816	3,159,965

Net investment income	8,698,081	18,078,983	13,634,589

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(31,790,567)	11,338,075	3,570,386
In-kind redemptions — unaffiliated	—	—	10,352,653
Foreign currency transactions	37,902	(30,088)	(57,399)

Net realized gain (loss)	(31,752,665)	11,307,987	13,865,640

Net change in unrealized appreciation/depreciation on:
Investments	213,953,885	257,698,059	261,053,065
Translation of assets and liabilities in foreign currencies	115,708	17,255	(107,120)

Net change in unrealized appreciation/depreciation	214,069,593	257,715,314	260,945,945

Net realized and unrealized gain	182,316,928	269,023,301	274,811,585

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$191,015,009	$287,102,284	$288,446,174

[a]	Net of foreign withholding tax of $338,164, $1,055,069 and $611,280, respectively.

See notes to financial statements.

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI EAFE Growth Index Fund		iShares MSCI EAFE Value Index Fund
	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,698,081	$27,053,911	$18,078,983	$53,410,392
Net realized gain (loss)	(31,752,665)	(73,638,421)	11,307,987	(61,992,456)
Net change in unrealized appreciation/depreciation	214,069,593	(106,643,438)	257,715,314	(168,757,120)

Net increase (decrease) in net assets resulting from operations	191,015,009	(153,227,948)	287,102,284	(177,339,184)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,129,806)	(29,526,076)	(19,394,054)	(56,015,710)

Total distributions to shareholders	(11,129,806)	(29,526,076)	(19,394,054)	(56,015,710)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	46,301,389	63,155,115	442,047,808	69,401,318
Cost of shares redeemed	—	(85,516,944)	—	(16,893,912)

Net increase (decrease) in net assets from capital share transactions	46,301,389	(22,361,829)	442,047,808	52,507,406

INCREASE (DECREASE) IN NET ASSETS	226,186,592	(205,115,853)	709,756,038	(180,847,488)

NET ASSETS
Beginning of period	1,213,111,111	1,418,226,964	1,222,464,652	1,403,312,140

End of period	$1,439,297,703	$1,213,111,111	$1,932,220,690	$1,222,464,652

Distributions in excess of net investment income included in net assets at end of period	$(2,959,821)	$(528,096)	$(4,824,124)	$(3,509,053)

SHARES ISSUED AND REDEEMED
Shares sold	800,000	1,200,000	9,200,000	1,600,000
Shares redeemed	—	(1,600,000)	—	(400,000)

Net increase (decrease) in shares outstanding	800,000	(400,000)	9,200,000	1,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI EAFE Small Cap Index Fund
	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,634,589	$37,980,433
Net realized gain	13,865,640	18,673,373
Net change in unrealized appreciation/depreciation	260,945,945	(268,997,091)

Net increase (decrease) in net assets resulting from operations	288,446,174	(212,343,285)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(30,719,014)	(42,611,539)

Total distributions to shareholders	(30,719,014)	(42,611,539)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	158,671,205	226,202,283
Cost of shares redeemed	(31,801,739)	(130,740,242)

Net increase in net assets from capital share transactions	126,869,466	95,462,041

INCREASE (DECREASE) IN NET ASSETS	384,596,626	(159,492,783)

NET ASSETS
Beginning of period	1,388,891,156	1,548,383,939

End of period	$1,773,487,782	$1,388,891,156

Distributions in excess of net investment income included in net assets at end of period	$(24,585,980)	$(7,501,555)

SHARES ISSUED AND REDEEMED
Shares sold	4,000,000	6,000,000
Shares redeemed	(800,000)	(3,600,000)

Net increase in shares outstanding	3,200,000	2,400,000

See notes to financial statements.

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Growth Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008
Net asset value, beginning of period	$54.16	$62.20	$52.90	$49.95	$68.42	$75.32

Income from investment operations:
Net investment income[a]	0.38	1.24	1.20	1.02	1.12	1.70
Net realized and unrealized gain (loss)[b]	7.98	(7.90)	9.32	2.99	(18.41)	(6.97)

Total from investment operations	8.36	(6.66)	10.52	4.01	(17.29)	(5.27)

Less distributions from:
Net investment income	(0.48)	(1.38)	(1.22)	(1.06)	(1.18)	(1.61)
Net realized gain	—	—	—	—	—	(0.02)

Total distributions	(0.48)	(1.38)	(1.22)	(1.06)	(1.18)	(1.63)

Net asset value, end of period	$62.04	$54.16	$62.20	$52.90	$49.95	$68.42

Total return	15.48%[c]	(10.59)%	19.95%	8.06%	(25.03)%	(7.11)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,439,298	$1,213,111	$1,418,227	$1,290,640	$1,198,696	$1,340,995
Ratio of expenses to average net assets[d,e]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	1.30%	2.29%	2.00%	1.92%	2.44%	2.30%
Portfolio turnover rate[f]	14%	26%	27%	28%	33%	37%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the years ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Value Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008
Net asset value, beginning of period	$42.45	$50.84	$46.39	$46.06	$59.26	$76.71

Income from investment operations:
Net investment income[a]	0.57	1.90	1.86	1.46	1.53	2.72
Net realized and unrealized gain (loss)[b]	8.41	(8.33)	4.50	0.42	(13.43)	(15.42)

Total from investment operations	8.98	(6.43)	6.36	1.88	(11.90)	(12.70)

Less distributions from:
Net investment income	(0.58)	(1.96)	(1.91)	(1.55)	(1.30)	(3.83)
Net realized gain	—	—	—	—	—	(0.92)

Total distributions	(0.58)	(1.96)	(1.91)	(1.55)	(1.30)	(4.75)

Net asset value, end of period	$50.85	$42.45	$50.84	$46.39	$46.06	$59.26

Total return	21.23%[c]	(12.52)%	13.77%	4.15%	(19.73)%	(17.21)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,932,221	$1,222,465	$1,403,312	$1,224,728	$1,142,401	$924,447
Ratio of expenses to average net assets[d]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	2.43%	4.33%	3.63%	2.99%	3.79%	3.88%
Portfolio turnover rate[e]	14%	27%	29%	30%	35%	28%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Small Cap Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Dec. 10, 2007[a] to Jul. 31, 2008
Net asset value, beginning of period	$35.98	$42.77	$35.67	$32.03	$41.04	$50.70

Income from investment operations:
Net investment income[b]	0.34	1.04	1.02	0.75	0.74	0.87
Net realized and unrealized gain (loss)[c]	6.86	(6.67)	7.56	3.63	(9.19)	(9.98)

Total from investment operations	7.20	(5.63)	8.58	4.38	(8.45)	(9.11)

Less distributions from:
Net investment income	(0.75)	(1.16)	(1.48)	(0.74)	(0.56)	(0.55)

Total distributions	(0.75)	(1.16)	(1.48)	(0.74)	(0.56)	(0.55)

Net asset value, end of period	$42.43	$35.98	$42.77	$35.67	$32.03	$41.04

Total return	20.15%[d]	(13.06)%	24.21%	13.77%	(20.31)%	(18.03)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,773,488	$1,388,891	$1,548,384	$1,062,919	$377,999	$155,933
Ratio of expenses to average net assets[e,f]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	1.73%	2.81%	2.46%	2.13%	2.76%	3.10%
Portfolio turnover rate[g]	6%	16%	12%	15%	23%	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the periods ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	Diversification Classification
EAFE Growth	Diversified
EAFE Value	Diversified
EAFE Small Cap	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
EAFE Growth
Assets:
Common Stocks	$1,422,027,015	$—	$—		$1,422,027,015
Preferred Stocks	12,379,861	78,747	—		12,458,608
Short-Term Investments	7,394,272	—	—		7,394,272

	$1,441,801,148	$78,747	$—		$1,441,879,895

EAFE Value
Assets:
Common Stocks	$1,918,473,073	$—	$39		$1,918,473,112
Preferred Stocks	7,848,215	102,005	—		7,950,220
Rights	—	714,707	—		714,707
Short-Term Investments	12,933,452	—	—		12,933,452

	$1,939,254,740	$816,712	$39		$1,940,071,491

EAFE Small Cap
Assets:
Common Stocks	$1,760,930,526	$1,240,645	$11		$1,762,171,182
Investment Companies	1,732,055	—	—		1,732,055
Preferred Stocks	4,928,204	—	0	[a]	4,928,204
Rights	574	—	—		574
Short-Term Investments	82,462,716	—	—		82,462,716

	$1,850,054,075	$1,240,645	$11		$1,851,294,731

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of January 31, 2013, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.40% based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended January 31, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
EAFE Growth	$64,769
EAFE Value	81,098
EAFE Small Cap	437,492

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2013 were as follows:

iShares MSCI Index Fund	Purchases	Sales
EAFE Growth	$182,852,006	$185,274,517
EAFE Value	213,813,107	210,544,121
EAFE Small Cap	84,466,785	98,966,238

In-kind transactions (see Note 4) for the six months ended January 31, 2013 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
EAFE Growth	$45,814,265	$—
EAFE Value	437,895,267	—
EAFE Small Cap	155,821,646	31,287,096

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of January 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of January 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2012, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares MSCI Index Fund	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
EAFE Growth	$9,948,576	$2,756,980	$19,510,202	$255,395,852	$90,854,597	$378,466,207
EAFE Value	6,676,653	3,201,806	26,442,709	117,568,907	84,394,874	238,284,949
EAFE Small Cap	4,971,454	—	—	7,305,376	—	12,276,830

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

60	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
EAFE Growth	$1,144,939,604	$335,832,846	$(38,892,555)	$296,940,291
EAFE Value	1,874,057,286	247,852,274	(181,838,069)	66,014,205
EAFE Small Cap	1,702,090,008	321,910,317	(172,705,594)	149,204,723

Management has reviewed the tax positions as of January 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	61

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares MSCI Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
EAFE Growth	$0.42763	$—	$0.05210	$0.47973	89%	—%	11%	100%
EAFE Value	0.50698	—	0.07022	0.57720	88	—	12	100
EAFE Small Cap	0.45725	—	0.29567	0.75292	61	—	39	100

62	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-72-0113

January 31, 2013

2013 Semi-Annual Report

iShares Trust

iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund  |  AXDI  |  NYSE Arca

iShares MSCI ACWI ex US Consumer Staples Sector Index Fund  |  AXSL  |  NYSE Arca

iShares MSCI ACWI ex US Energy Sector Index Fund  |  AXEN  |  NYSE Arca

iShares MSCI ACWI ex US Financials Sector Index Fund  |  AXFN  |  NASDAQ

iShares MSCI ACWI ex US Health Care Sector Index Fund  |  AXHE  |  NYSE Arca

iShares MSCI ACWI ex US Industrials Sector Index Fund  |  AXID  |  NYSE Arca

iShares MSCI ACWI ex US Information Technology Sector Index Fund  |  AXIT  |  NYSE Arca

iShares MSCI ACWI ex US Materials Sector Index Fund  |  AXMT  |  NYSE Arca

iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund  |  AXTE  |  NYSE Arca

iShares MSCI ACWI ex US Utilities Sector Index Fund  |  AXUT  |  NYSE Arca

Fund Performance Overview

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/13			Inception to 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.54%	19.80%	17.75%	12.75%	12.74%	12.91%	35.88%	35.83%	36.26%

Total returns for the period since inception are calculated from the inception date of the Fund (7/13/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

The iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Consumer Discretionary Index (the “Index”). The Index is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of the consumer discretionary sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 20.39%, net of fees, while the total return for the Index was 18.81%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Auto Manufacturers	34.00%
Retail	19.38
Media	10.45
Auto Parts & Equipment	7.57
Apparel	6.38
Lodging	5.29
Home Furnishings	3.35
Advertising	2.19
Entertainment	2.02
Leisure Time	1.78
Food Service	1.42
Other*	5.92
Short-Term and Other Net Assets	0.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

Toyota Motor Corp. (Japan)	8.28%
Honda Motor Co. Ltd. (Japan)	3.99
Daimler AG Registered (Germany)	3.40
LVMH Moet Hennessy Louis Vuitton SA (France)	2.92
Hyundai Motor Co. NVS SP GDR (South Korea)	2.82
Compagnie Financiere Richemont SA Class A Bearer (Switzerland)	2.64
Volkswagen AG (Preferred) (Germany)	2.48
Hennes & Mauritz AB Class B (Sweden)	2.42
Bayerische Motoren Werke AG (Germany)	2.31
Industria de Diseno Textil SA (Spain)	2.01

TOTAL	33.27%

*	Other includes sectors which individually represent less than 1% of net assets.

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/13			Inception to 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
23.36%	23.31%	23.86%	15.74%	15.97%	16.43%	45.27%	46.02%	47.35%

Total returns for the period since inception are calculated from the inception date of the Fund (7/13/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI ex US Consumer Staples Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Consumer Staples Index (the “Index”). The Index is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of the consumer staples sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 12.79%, net of fees, while the total return for the Index was 13.08%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Food	45.01%
Beverages	24.08
Agriculture	11.91
Retail	8.49
Household Products & Wares	4.59
Cosmetics & Personal Care	4.41
Forest Products & Paper	0.69
Health Care–Products	0.54
Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

Nestle SA Registered (Switzerland)	13.46%
British American Tobacco PLC (United Kingdom)	6.06
Diageo PLC (United Kingdom)	4.41
Anheuser-Busch InBev NV (Belgium)	4.11
Unilever NV CVA (Netherlands)	4.01
Unilever PLC (United Kingdom)	3.08
SABMiller PLC (United Kingdom)	2.80
Danone SA (France)	2.52
Woolworths Ltd. (Australia)	2.52
Tesco PLC (United Kingdom)	2.43

TOTAL	45.40%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/13			Inception to 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.86)%	(2.02)%	(1.45)%	5.71%	5.63%	6.01%	15.24%	15.01%	16.03%

Total returns for the period since inception are calculated from the inception date of the Fund (7/13/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI ex US Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Energy Index (the “Index”). The Index is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of the energy sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 8.66%, net of fees, while the total return for the Index was 8.96%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Oil & Gas	84.01%
Pipelines	4.63
Oil & Gas Services	3.25
Chemicals	2.51
Coal	2.47
Electric	0.91
Metal Fabricate & Hardware	0.84
Engineering & Construction	0.58
Mining	0.49
Holding Companies–Diversified	0.13
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

BP PLC (United Kingdom)	8.28%
Royal Dutch Shell PLC Class A (United Kingdom)	7.42
Total SA (France)	6.75
Royal Dutch Shell PLC Class B (United Kingdom)	6.19
Eni SpA (Italy)	3.76
BG Group PLC (United Kingdom)	3.66
Suncor Energy Inc. (Canada)	3.21
Gazprom OAO SP ADR (Russia)	2.54
CNOOC Ltd. (China)	2.37
Petroleo Brasileiro SA SP ADR (Preferred) (Brazil)	2.16

TOTAL	46.34%

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/13			Inception to 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.44%	27.18%	24.84%	4.28%	4.73%	4.32%	13.56%	15.05%	13.67%

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI ex US Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Financials Index (the “Index”). The Index is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of the financials sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 26.66%, net of fees, while the total return for the Index was 26.39%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Banks	62.81%
Insurance	17.36
Real Estate	6.68
Diversified Financial Services	5.69
Real Estate Investment Trusts	4.80
Holding Companies–Diversified	2.22
Venture Capital	0.11
Internet	0.10
Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

HSBC Holdings PLC (United Kingdom)	4.60%
Commonwealth Bank of Australia (Australia)	2.38
Westpac Banking Corp. (Australia)	2.05
Royal Bank of Canada (Canada)	1.97
Banco Santander SA (Spain)	1.97
Mitsubishi UFJ Financial Group Inc. (Japan)	1.87
Toronto-Dominion Bank (The) (Canada)	1.74
Australia and New Zealand Banking Group Ltd. (Australia)	1.66
Allianz SE Registered (Germany)	1.49
China Construction Bank Corp. Class H (China)	1.49

TOTAL	21.22%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/13			Inception to 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.11%	25.64%	24.32%	16.06%	16.64%	16.06%	46.31%	48.19%	46.15%

Total returns for the period since inception are calculated from the inception date of the Fund (7/13/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI ex US Health Care Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Health Care Index (the “Index”). The Index is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of the healthcare sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 13.72%, net of fees, while the total return for the Index was 14.14%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Pharmaceuticals	83.08%
Health Care–Products	9.69
Health Care–Services	3.22
Biotechnology	2.57
Chemicals	0.43
Manufacturing	0.39
Retail	0.15
Internet	0.09
Short-Term and Other Net Assets	0.38

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

Novartis AG Registered (Switzerland)	12.39%
Roche Holding AG Genusschein (Switzerland)	12.35
Sanofi (France)	9.37
GlaxoSmithKline PLC (United Kingdom)	8.88
Novo Nordisk A/S Class B (Denmark)	6.23
Bayer AG Registered (Germany)	4.87
AstraZeneca PLC (United Kingdom)	4.71
Takeda Pharmaceutical Co. Ltd. (Japan)	3.29
Teva Pharmaceutical Industries Ltd. (Israel)	2.95
CSL Ltd. (Australia)	2.57

TOTAL	67.61%

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/13			Inception to 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.94%	12.05%	11.84%	8.41%	8.01%	8.52%	22.90%	21.77%	23.17%

Total returns for the period since inception are calculated from the inception date of the Fund (7/13/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

The iShares MSCI ACWI ex US Industrials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Industrials Index (the “Index”). The Index is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of the industrials sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 17.75%, net of fees, while the total return for the Index was 16.51%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Transportation	14.46%
Engineering & Construction	12.38
Machinery	11.28
Commercial Services	9.09
Manufacturing	8.47
Distribution & Wholesale	7.16
Holding Companies–Diversified	6.36
Aerospace & Defense	5.93
Electrical Components & Equipment	5.10
Building Materials	3.17
Hand & Machine Tools	2.92
Auto Manufacturers	2.66
Airlines	2.54
Metal Fabricate & Hardware	2.06
Electronics	1.92
Other*	4.28
Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

Siemens AG Registered (Germany)	5.05%
ABB Ltd. Registered (Switzerland)	2.63
Canadian National Railway Co. (Canada)	2.55
Schneider Electric SA (France)	2.26
Koninklijke Philips Electronics NV (Netherlands)	1.80
Mitsubishi Corp. (Japan)	1.65
FANUC Corp. (Japan)	1.60
Rolls-Royce Holdings PLC (United Kingdom)	1.56
Mitsui & Co. Ltd. (Japan)	1.55
Komatsu Ltd. (Japan)	1.54

TOTAL	22.19%

*	Other includes sectors which individually represent less than 1% of net assets.

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/13			Inception to 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.93%	12.04%	12.31%	6.19%	6.16%	6.46%	16.58%	16.50%	17.29%

Total returns for the period since inception are calculated from the inception date of the Fund (7/13/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview (Continued)

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

The iShares MSCI ACWI ex US Information Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Information Technology Index (the “Index”). The Index is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of the information technology sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 17.94%, net of fees, while the total return for the Index was 16.38%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Semiconductors	36.92%
Electronics	16.67
Software	10.59
Computers	10.50
Telecommunications	5.66
Internet	5.63
Office & Business Equipment	4.82
Electrical Components & Equipment	2.91
Commercial Services	1.72
Manufacturing	1.30
Other*	3.14
Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

Samsung Electronics Co. Ltd. SP GDR (South Korea)	14.63%
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR (Taiwan)	9.10
SAP AG (Germany)	7.26
Hon Hai Precision Industry Co. Ltd. SP GDR (Taiwan)	4.16
Canon Inc. (Japan)	4.06
Tencent Holdings Ltd. (China)	3.73
Telefonaktiebolaget LM Ericsson Class B (Sweden)	3.57
ASML Holding NV (Netherlands)	2.67
Hitachi Ltd. (Japan)	2.66
Infosys Ltd. SP ADR (India)	2.60

TOTAL	54.44%

*	Other includes sectors which individually represent less than 1% of net assets.

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/13			Inception to 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.63%	0.15%	(0.65)%	4.69%	4.47%	4.80%	12.43%	11.82%	12.69%

Total returns for the period since inception are calculated from the inception date of the Fund (7/13/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI ex US Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Materials Index (the “Index”). The Index is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of the materials sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 16.62%, net of fees, while the total return for the Index was 15.65%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Mining	44.23%
Chemicals	31.00
Iron & Steel	11.79
Building Materials	7.34
Forest Products & Paper	1.45
Packaging & Containers	1.13
Other*	2.89
Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

BHP Billiton Ltd. (Australia)	7.08%
BASF SE (Germany)	5.32
Rio Tinto PLC (United Kingdom)	4.21
BHP Billiton PLC (United Kingdom)	4.00
Vale SA Class A SP ADR (Preferred) (Brazil)	3.36
L’Air Liquide SA (France)	2.52
Syngenta AG Registered (Switzerland)	2.38
Anglo American PLC (United Kingdom)	2.31
Xstrata PLC (United Kingdom)	2.16
Potash Corp. of Saskatchewan Inc. (Canada)	2.15

TOTAL	35.49%

*	Other includes sectors which individually represents less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/13			Inception to 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.72%	7.66%	8.61%	6.95%	6.95%	7.48%	18.71%	18.71%	20.18%

Total returns for the period since inception are calculated from the inception date of the Fund (7/13/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Telecommunication Services Index (the “Index”). The Index is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of the telecommunications sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 4.29%, net of fees, while the total return for the Index was 4.71%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Telecommunications	98.99%
Internet	0.57
Short-Term and Other Net Assets	0.44

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

Vodafone Group PLC (United Kingdom)	14.75%
China Mobile Ltd. (China)	7.57
Telefonica SA (Spain)	6.60
America Movil SAB de CV Series L (Mexico)	5.53
Deutsche Telekom AG Registered (Germany)	3.93
MTN Group Ltd. (South Africa)	3.73
SoftBank Corp. (Japan)	3.59
BT Group PLC (United Kingdom)	3.44
Vivendi SA (France)	3.10
Singapore Telecommunications Ltd. (Singapore)	2.84

TOTAL	55.08%

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/13			Inception to 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.84%	0.53%	2.22%	(2.27)%	(2.93)%	(2.64)%	(5.70)%	(7.30)%	(6.60)%

Total returns for the period since inception are calculated from the inception date of the Fund (7/13/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI ex US Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Utilities Index (the “Index”). The Index is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of the utilities sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 9.27%, net of fees, while the total return for the Index was 8.67%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Electric	63.80%
Gas	26.30
Water	5.92
Pipelines	1.48
Engineering & Construction	1.04
Energy–Alternate Sources	1.03
Short-Term and Other Net Assets	0.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

National Grid PLC (United Kingdom)	6.92%
E.ON SE (Germany)	5.53
Centrica PLC (United Kingdom)	5.00
Enel SpA (Italy)	4.99
GDF Suez (France)	4.62
Iberdrola SA (Spain)	3.90
SSE PLC (United Kingdom)	3.69
RWE AG (Germany)	3.35
CLP Holdings Ltd. (Hong Kong)	3.02
Hong Kong and China Gas Co. Ltd. (The) (Hong Kong)	2.84

TOTAL	43.86%

FUND PERFORMANCE OVERVIEWS	17

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI ACWI ex US Sector Index Fund	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
Consumer Discretionary
Actual	$1,000.00	$1,203.90	0.48%	$2.67
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Consumer Staples
Actual	1,000.00	1,127.90	0.48	2.57
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Energy
Actual	1,000.00	1,086.60	0.48	2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Financials
Actual	1,000.00	1,266.60	0.48	2.74
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI ACWI ex US Sector Index Fund	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
Health Care
Actual	$1,000.00	$1,137.20	0.48%	$2.59
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Industrials
Actual	1,000.00	1,177.50	0.48	2.63
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Information Technology
Actual	1,000.00	1,179.40	0.48	2.64
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Materials
Actual	1,000.00	1,166.20	0.48	2.62
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Telecommunication Services
Actual	1,000.00	1,042.90	0.48	2.47
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Utilities
Actual	1,000.00	1,092.70	0.48	2.53
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	19

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 96.09%

AUSTRALIA — 1.51%
Crown Ltd.	1,439	$17,396
Echo Entertainment Group Ltd.	703	2,640
Flight Centre Ltd.	116	3,673
Harvey Norman Holdings Ltd.	2,278	4,657
Tabcorp Holdings Ltd.	2,591	8,243
Tatts Group Ltd.	4,575	15,557

		52,166
BRAZIL — 0.43%
Cyrela Brazil Realty SA Empreendimentos e Participacoes SP ADR	1,655	14,895

		14,895
CANADA — 3.51%
Canadian Tire Corp. Ltd. Class A NVS	170	11,815
Dollarama Inc.	203	12,332
Gildan Activewear Inc.	287	10,548
Magna International Inc. Class A	506	26,408
Shaw Communications Inc. Class B	801	18,717
Thomson Reuters Corp.	735	22,480
Tim Hortons Inc.	385	19,276

		121,576
CHINA — 3.47%
Anta Sports Products Ltd.[a]	4,000	3,734
Belle International Holdings Ltd.	11,000	24,452
Bosideng International Holdings Ltd.	8,000	2,269
Brilliance China Automotive Holdings Ltd.[b]	8,000	10,749
BYD Co. Ltd. Class Hb	2,500	8,365
Dah Chong Hong Holdings Ltd.	3,000	3,466
Daphne International Holdings Ltd.	2,000	2,576
Dongfeng Motor Group Co. Ltd. Class H	8,000	13,059
Geely Automobile Holdings Ltd.	15,000	7,833
Golden Eagle Retail Group Ltd.	3,000	6,460
GOME Electrical Appliances Holdings Ltd.[b]	27,000	3,238
Great Wall Motor Co. Ltd. Class H	3,500	14,238
Guangzhou Automobile Group Co. Ltd. Class H	7,272	6,085
Haier Electronics Group Co. Ltd.[b]	2,000	3,332
Intime Department Store Group Co. Ltd.	3,500	4,603
Parkson Retail Group Ltd.[a]	4,500	3,470
Zhongsheng Group Holdings Ltd.	1,500	2,244

		120,173

Security	Shares	Value

FINLAND — 0.35%
Nokian Renkaat OYJ	281	$12,088

		12,088
FRANCE — 9.39%
Accor SA	363	14,166
Christian Dior SA	140	24,458
Compagnie Generale des Etablissements Michelin Class B	412	38,325
Eutelsat Communications SA	265	9,104
JCDecaux SA	120	3,356
Lagardere SCA	217	7,844
LVMH Moet Hennessy Louis Vuitton SA	536	101,023
PPR SA	165	35,477
PSA Peugeot Citroen SAa,b	873	6,807
Publicis Groupe SA	333	21,812
Renault SA	441	26,587
SES SA Class A FDR	543	16,617
Sodexo	224	19,940

		325,516
GERMANY — 8.62%
Adidas AG	501	46,550
Axel Springer AG	55	2,571
Bayerische Motoren Werke AG	794	79,917
Continental AG	197	23,118
Daimler AG Registered	2,022	117,677
Hugo Boss AG	45	5,295
Kabel Deutschland Holding AG	173	14,024
Volkswagen AG	41	9,464

		298,616
HONG KONG — 3.66%
Galaxy Entertainment Group Ltd.[b]	4,000	18,026
Li & Fung Ltd.	14,000	19,676
MGM China Holdings Ltd.	2,800	6,629
Sands China Ltd.	6,400	32,266
Shangri-La Asia Ltd.	6,666	15,781
SJM Holdings Ltd.	5,000	13,635
Wynn Macau Ltd.[b]	4,400	12,340
Yue Yuen Industrial (Holdings) Ltd.	2,500	8,381

		126,734
INDIA — 1.12%
Mahindra & Mahindra Ltd. SP GDR[a]	991	16,451

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

Tata Motors Ltd. SP ADR	810	$22,380

		38,831
INDONESIA — 1.42%
PT Astra International Tbk	55,000	41,504
PT Global Mediacom Tbk	19,500	4,354
PT Media Nusantara Citra Tbk	13,500	3,292

		49,150
ITALY — 1.08%
Fiat SpA[b]	2,420	14,782
Luxottica Group SpA	305	14,031
Pirelli & C. SpA	703	8,621

		37,434
JAPAN — 30.26%
Aisin Seiki Co. Ltd.	500	16,371
ASICS Corp.	300	4,277
Benesse Holdings Inc.	200	8,744
Bridgestone Corp.	1,500	39,333
Casio Computer Co. Ltd.	600	5,181
Daihatsu Motor Co. Ltd.	1,000	20,842
Denso Corp.	1,100	41,223
Dentsu Inc.	300	8,399
Fast Retailing Co. Ltd.	100	26,386
Fuji Heavy Industries Ltd.	1,000	13,489
Hakuhodo DY Holdings Inc.	30	2,045
Honda Motor Co. Ltd.	3,600	138,264
Isetan Mitsukoshi Holdings Ltd.	800	7,916
Isuzu Motors Ltd.	3,000	18,836
J. Front Retailing Co. Ltd.	2,000	11,002
Jupiter Telecommunications Co. Ltd.	4	4,799
Marui Group Co. Ltd.	600	4,885
Mazda Motor Corp.[b]	9,000	24,260
McDonald’s Holdings Co. (Japan) Ltd.	100	2,572
Mitsubishi Motors Corp.[b]	11,000	11,451
Namco Bandai Holdings Inc.	400	5,711
NHK Spring Co. Ltd.	100	878
Nikon Corp.	800	22,888
Nissan Motor Co. Ltd.	5,500	56,410
Nitori Holdings Co. Ltd.	100	7,659
NOK Corp.	300	4,487
Oriental Land Co. Ltd.	100	13,325
Panasonic Corp.	5,200	34,074
Rakuten Inc.	1,700	15,554

Security	Shares	Value

Rinnai Corp.	100	$7,079
Sankyo Co. Ltd.	100	3,989
Sanrio Co. Ltd.	100	4,005
Sega Sammy Holdings Inc.	500	8,854
Sekisui Chemical Co. Ltd.	1,000	9,654
Sekisui House Ltd.	1,000	11,023
Sharp Corp.[a]	2,000	6,816
Shimano Inc.	200	13,675
Sony Corp.	2,300	34,326
Stanley Electric Co. Ltd.	400	6,553
Sumitomo Rubber Industries Inc.	600	8,014
Suzuki Motor Corp.	900	23,600
Toho Co. Ltd.	200	3,833
Toyoda Gosei Co. Ltd.	100	2,220
Toyota Boshoku Corp.	300	3,932
Toyota Industries Corp.	500	16,628
Toyota Motor Corp.	6,000	286,982
USS Co. Ltd.	50	5,621
Yamada Denki Co. Ltd.	180	6,943
Yamaha Corp.	300	3,182
Yamaha Motor Co. Ltd.	800	10,177

		1,048,367
MEXICO — 1.58%
El Puerto de Liverpool SA de CV Series C1	1,200	13,306
Grupo Televisa SAB de CV CPO	7,400	41,486

		54,792
NETHERLANDS — 1.06%
Reed Elsevier NV	1,442	22,402
Wolters Kluwer NV	704	14,267

		36,669
NEW ZEALAND — 0.44%
SKYCITY Entertainment Group Ltd.	4,538	15,140

		15,140
PHILIPPINES — 0.34%
Jollibee Foods Corp.	4,440	11,972

		11,972
POLAND — 0.07%
Cyfrowy Polsat SAb	461	2,494

		2,494
SINGAPORE — 1.30%
Genting Singapore PLC	20,000	25,044

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

Singapore Press Holdings Ltd.	6,000	$19,874

		44,918
SOUTH AFRICA — 3.39%
Foschini Group Ltd. (The)	567	7,433
Imperial Holdings Ltd.	461	10,058
Mr. Price Group Ltd.	553	7,633
Naspers Ltd. Class N	867	56,178
Steinhoff International Holdings Ltd.[b]	3,093	9,400
Truworths International Ltd.	1,056	12,001
Woolworths Holdings Ltd.	2,077	14,787

		117,490
SOUTH KOREA — 2.82%
Hyundai Motor Co. NVS SP GDR[a,c]	3,072	97,782

		97,782
SPAIN — 2.01%
Industria de Diseno Textil SA	497	69,622

		69,622
SWEDEN — 3.31%
Electrolux AB Class B	749	19,775
Hennes & Mauritz AB Class B	2,279	83,881
Husqvarna AB Class B	1,731	11,189

		114,845
SWITZERLAND — 3.89%
Compagnie Financiere Richemont SA Class A Bearer	1,115	91,661
Swatch Group AG (The) Bearer	67	36,749
Swatch Group AG (The) Registered	66	6,209

		134,619
THAILAND — 0.53%
BEC World PCL NVDR	7,600	18,478

		18,478
TURKEY — 0.43%
Arcelik AS	1,289	8,427
Ford Otomotiv Sanayi AS	413	4,695
Tofas Turk Otomobil Fabrikasi AS	305	1,838

		14,960
UNITED KINGDOM — 10.10%
British Sky Broadcasting Group PLC	2,373	30,757
Burberry Group PLC	954	20,525
Carnival PLC	432	17,541
Compass Group PLC	4,049	49,045

Security	Shares	Value

GKN PLC	3,729	$14,236
InterContinental Hotels Group PLC	665	19,568
ITV PLC	8,127	14,792
Kingfisher PLC	4,731	20,229
Marks & Spencer Group PLC	3,261	19,631
Next PLC	390	25,092
Pearson PLC	1,672	31,651
Reed Elsevier PLC	2,415	26,304
TUI Travel PLC	974	4,491
Whitbread PLC	383	15,606
WPP PLC	2,568	40,368

		349,836

TOTAL COMMON STOCKS
(Cost: $3,078,254)		3,329,163

PREFERRED STOCKS — 3.66%

GERMANY — 3.66%
Bayerische Motoren Werke AG	74	5,064
Porsche Automobil Holding SE	355	30,888
ProSiebenSat.1 Media AG	151	5,163
Volkswagen AG	347	85,796

		126,911

TOTAL PREFERRED STOCKS
(Cost: $86,193)		126,911

SHORT-TERM INVESTMENTS — 3.97%

MONEY MARKET FUNDS — 3.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	127,667	127,667
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	8,935	8,935
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	776	776

		137,378

TOTAL SHORT-TERM INVESTMENTS
(Cost: $137,378)		137,378

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

January 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 103.72%
(Cost: $3,301,825)	$3,593,452
Other Assets, Less Liabilities — (3.72)%	(128,871)

NET ASSETS — 100.00%	$3,464,581

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 95.96%

AUSTRALIA — 5.77%
Coca-Cola Amatil Ltd.	2,950	$42,586
Metcash Ltd.	4,344	17,263
Treasury Wine Estates Ltd.	1,954	9,681
Wesfarmers Ltd.	4,392	172,248
Woolworths Ltd.	5,732	186,777

		428,555
BELGIUM — 4.49%
Anheuser-Busch InBev NV	3,520	305,317
Colruyt SA	188	9,111
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	398	18,863

		333,291
BRAZIL — 1.30%
BRF — Brasil Foods SA SP ADR	3,370	74,814
Companhia de Bebidas das Americas-AmBev SP ADR	480	22,051

		96,865
CANADA — 2.16%
Alimentation Couche-Tard Inc. Class B	572	27,865
Empire Co. Ltd. Class A	44	2,651
George Weston Ltd.	108	7,770
Loblaw Companies Ltd.	394	15,802
Metro Inc. Class A	460	28,516
Saputo Inc.	632	31,383
Shoppers Drug Mart Corp.	1,112	46,090

		160,077
CHILE — 0.80%
Compania Cervecerias Unidas SA SP ADR	944	30,161
Embotelladora Andina SA Class B SP ADR	332	13,174
Vina Concha y Toro SA SP ADR	400	15,992

		59,327
CHINA — 2.97%
China Agri-Industries Holdings Ltd.	22,700	13,845
China Foods Ltd.	8,000	6,911
China Mengniu Dairy Co. Ltd.	8,000	23,364
China Resources Enterprise Ltd.	8,000	28,676
Hengan International Group Co. Ltd.	4,000	40,126
Sun Art Retail Group Ltd.	13,000	18,908
Tingyi (Cayman Islands) Holding Corp.	12,000	33,731

Security	Shares	Value

Uni-President China Holdings Ltd.[a]	6,000	$7,033
Want Want China Holdings Ltd.	30,000	39,843
Wumart Stores Inc. Class H	4,000	7,963

		220,400
DENMARK — 0.67%
Carlsberg A/S Class B	462	49,422

		49,422
FINLAND — 0.04%
Kesko OYJ Class B	96	3,148

		3,148
FRANCE — 7.67%
Carrefour SA	2,532	72,107
Casino Guichard-Perrachon SA	296	28,989
Danone SA	2,696	186,783
L’Oreal SA	1,080	160,380
Pernod Ricard SA	906	113,388
Remy Cointreau SA	60	7,655

		569,302
GERMANY — 1.68%
Beiersdorf AG	464	40,719
Henkel AG & Co. KGaA	600	44,525
METRO AG	688	21,232
Suedzucker AG	432	18,483

		124,959
GREECE — 0.31%
Coca-Cola Hellenic Bottling Co. SA SP ADR[b]	898	23,079

		23,079
INDONESIA — 1.22%
PT Astra Agro Lestari Tbk	5,000	9,677
PT Charoen Pokphand Indonesia Tbk	44,000	17,505
PT Gudang Garam Tbk	3,000	15,970
PT Indofood Sukses Makmur Tbk	32,000	19,877
PT Unilever Indonesia Tbk	12,000	27,166

		90,195
IRELAND — 0.50%
Kerry Group PLC Class A	712	37,354

		37,354
JAPAN — 8.49%
AEON Co. Ltd.	2,600	29,573
Ajinomoto Co. Inc.	4,000	54,394
Asahi Group Holdings Ltd.	1,800	38,244

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

FamilyMart Co. Ltd.	400	$16,130
Japan Tobacco Inc.	4,000	124,786
Kao Corp.	2,400	69,007
Kirin Holdings Co. Ltd.	4,000	50,011
Lawson Inc.	200	14,530
Meiji Holdings Co. Ltd.	200	8,876
Nippon Meat Packers Inc.	2,000	27,109
Nisshin Seifun Group Inc.	1,000	12,196
Nissin Foods Holdings Co. Ltd.	200	7,616
Seven & I Holdings Co. Ltd.	3,400	103,647
Shiseido Co. Ltd.	1,800	24,990
Unicharm Corp.	600	31,887
Yakult Honsha Co. Ltd.	400	16,897

		629,893
MEXICO — 4.19%
Arca Continental SAB de CV	1,270	9,690
Coca-Cola FEMSA SAB de CV Series L	1,800	28,500
Controladora Comercial Mexicana SAB de CV BC Units	1,200	4,368
Fomento Economico Mexicano SAB de CV BD Units	10,400	112,361
Grupo Bimbo SAB de CV Series A	7,800	20,182
Grupo Modelo SAB de CV Series C	3,600	30,650
Kimberly-Clark de Mexico SAB de CV Series A	7,600	21,285
Wal-Mart de Mexico SAB de CV Series V	25,800	83,689

		310,725
NETHERLANDS — 6.65%
D.E Master Blenders 1753 NVb	2,572	31,721
Heineken Holding NV	480	28,359
Heineken NV	1,080	75,924
Koninklijke Ahold NV	4,082	59,952
Unilever NV CVA	7,352	297,392

		493,348
PHILIPPINES — 0.34%
Universal Robina Corp.	11,600	24,919

		24,919
POLAND — 0.12%
Eurocash SA	248	4,028
Kernel Holding SAb	222	4,997

		9,025

Security	Shares	Value

PORTUGAL — 0.34%
Jeronimo Martins SGPS SA	1,190	$25,288

		25,288
RUSSIA — 0.82%
Magnit OJSC SP GDR[c]	1,376	61,177

		61,177
SINGAPORE — 1.26%
Golden Agri-Resources Ltd.	58,000	29,754
Olam International Ltd.[a]	16,000	20,876
Wilmar International Ltd.	14,000	43,206

		93,836
SOUTH AFRICA — 1.39%
Massmart Holdings Ltd.	776	15,896
Pick n Pay Stores Ltd.	1,242	6,327
Shoprite Holdings Ltd.	1,938	36,555
SPAR Group Ltd. (The)	1,204	15,856
Tiger Brands Ltd.	856	28,220

		102,854
SPAIN — 0.22%
Distribuidora Internacional de Alimentacion SA	2,212	16,346

		16,346
SWEDEN — 1.35%
Svenska Cellulosa AB Class B	2,110	51,132
Swedish Match AB	1,316	49,347

		100,479
SWITZERLAND — 14.15%
Aryzta AGb	384	21,572
Barry Callebaut AG Registered[b]	8	8,053
Lindt & Spruengli AG Participation Certificates	6	21,483
Nestle SA Registered	14,240	999,380

		1,050,488
THAILAND — 1.14%
Charoen Pokphand Foods PCL NVDR	25,400	30,238
CP All PCL NVDR	27,200	42,643
Siam Makro PCL NVDR	800	11,965

		84,846
TURKEY — 0.91%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,506	22,516
BIM Birlesik Magazalar AS	626	30,337

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

Coca-Cola Icecek AS	602	$14,647

		67,500
UNITED KINGDOM — 25.01%
Associated British Foods PLC	1,500	41,594
British American Tobacco PLC	8,642	449,819
Diageo PLC	11,014	327,764
Imperial Tobacco Group PLC	4,530	168,420
J Sainsbury PLC	4,536	23,783
Reckitt Benckiser Group PLC	2,676	178,277
SABMiller PLC	4,160	207,757
Tate & Lyle PLC	1,130	14,556
Tesco PLC	31,906	180,236
Unilever PLC	5,624	228,888
Wm Morrison Supermarkets PLC	9,026	35,919

		1,857,013

TOTAL COMMON STOCKS
(Cost: $6,127,413)		7,123,711

PREFERRED STOCKS — 3.76%

BRAZIL — 2.82%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	680	32,463
Companhia de Bebidas das Americas SP ADR	3,760	176,946

		209,409
GERMANY — 0.94%
Henkel AG & Co. KGaA	788	69,558

		69,558

TOTAL PREFERRED STOCKS
(Cost: $207,079)		278,967

SHORT-TERM INVESTMENTS — 0.23%

MONEY MARKET FUNDS — 0.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	7,701	7,701
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	539	539

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	9,236	$9,236

		17,476

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,476)		17,476

TOTAL INVESTMENTS IN SECURITIES — 99.95%
(Cost: $6,351,968)		7,420,154
Other Assets, Less Liabilities — 0.05%		3,511

NET ASSETS — 100.00%		$7,423,665

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 97.18%

AUSTRALIA — 3.67%
Caltex Australia Ltd.	618	$12,518
Origin Energy Ltd.	3,864	50,742
Santos Ltd.	3,214	40,094
Whitehaven Coal Ltd.	1,492	5,104
Woodside Petroleum Ltd.	2,076	76,806
WorleyParsons Ltd.	742	19,527

		204,791
AUSTRIA — 0.37%
OMV AG	498	20,523

		20,523
BRAZIL — 2.38%
OGX Petroleo e Gas Participacoes SA SP ADR[a]	1,600	3,312
Petroleo Brasileiro SA SP ADR	4,976	90,961
Ultrapar Participacoes SA SP ADR	1,600	38,560

		132,833
CANADA — 19.42%
ARC Resources Ltd.	854	20,066
Athabasca Oil Corp.[a]	918	9,733
Baytex Energy Corp.	358	16,437
Bonavista Energy Corp.	446	6,019
Cameco Corp.	1,276	27,466
Canadian Natural Resources Ltd.	3,666	110,547
Canadian Oil Sands Ltd.	1,350	28,369
Cenovus Energy Inc.	2,600	86,185
Crescent Point Energy Corp.	1,018	39,320
Enbridge Inc.	2,608	114,492
Encana Corp.	2,068	39,917
Enerplus Corp.	664	8,901
Husky Energy Inc.	968	30,139
Imperial Oil Ltd.	1,044	45,780
MEG Energy Corp.[a]	412	14,061
Nexen Inc.	1,762	47,064
Pacific Rubiales Energy Corp.	972	22,644
Pembina Pipeline Corp.	888	25,728
Pengrowth Energy Corp.	934	4,255
Penn West Petroleum Ltd.	1,560	15,759
Suncor Energy Inc.	5,280	179,198
Talisman Energy Inc.	3,556	44,359
Tourmaline Oil Corp.[a]	400	13,556

Security	Shares	Value

TransCanada Corp.	2,496	$117,972
Vermilion Energy Inc.	292	14,956

		1,082,923
CHINA — 7.98%
China Coal Energy Co. Class H	18,000	20,076
China Oilfield Services Ltd. Class H	8,000	17,330
China Petroleum & Chemical Corp. Class H	60,000	72,800
China Shenhua Energy Co. Ltd. Class H	13,000	55,902
CNOOC Ltd.	64,000	132,200
Kunlun Energy Co. Ltd.	12,000	24,942
PetroChina Co. Ltd. Class H	76,000	108,383
Yanzhou Coal Mining Co. Ltd. Class H	8,000	13,678

		445,311
COLOMBIA — 0.91%
Ecopetrol SA SP ADR	800	50,640

		50,640
FINLAND — 0.11%
Neste Oil OYJ	400	6,380

		6,380
FRANCE — 7.74%
Compagnie Generale de Geophysique-Veritas[a]	586	17,018
Technip SA	350	37,941
Total SA	6,946	376,480

		431,439
HUNGARY — 0.23%
MOL Hungarian Oil and Gas PLC	146	12,568

		12,568
INDIA — 1.17%
Reliance Industries Ltd. SP GDR[b]	1,950	65,286

		65,286
INDONESIA — 0.50%
PT Adaro Energy Tbk	77,000	13,044
PT Bukit Asam (Persero) Tbk	4,000	6,365
PT Bumi Resources Tbk	2,000	140
PT Indo Tambangraya Megah Tbk	2,000	8,511

		28,060
ISRAEL — 0.13%
Delek Group Ltd. (The)	30	7,370

		7,370

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

ITALY — 4.83%
Eni SpA	8,358	$209,772
Saipem SpA	1,008	28,596
Tenaris SA	1,492	31,270

		269,638
JAPAN — 2.31%
Cosmo Oil Co. Ltd.	2,000	4,514
Idemitsu Kosan Co. Ltd.	200	17,576
INPEX Corp.	8	46,461
JX Holdings Inc.	6,800	40,237
Showa Shell Sekiyu K.K.	400	2,323
TonenGeneral Sekiyu K.K.	2,000	17,467

		128,578
NETHERLANDS — 0.28%
Fugro NV CVA	262	15,874

		15,874
NORWAY — 3.29%
Aker Solutions ASA	596	13,010
Seadrill Ltd.	1,028	40,617
Statoil ASA	4,156	110,458
Subsea 7 SA	812	19,609

		183,694
POLAND — 0.59%
Grupa Lotos SAa	240	3,099
Polski Koncern Naftowy Orlen SAa	1,148	18,166
Polskie Gornictwo Naftowe i Gazownictwo SAa	6,400	11,368

		32,633
PORTUGAL — 0.23%
Galp Energia SGPS SA Class B	806	13,090

		13,090
RUSSIA — 7.39%
Gazprom OAO SP ADR	15,034	141,620
LUKOIL OAO SP ADR	1,400	94,500
NovaTek OAO SP GDR[c]	418	48,948
Rosneft Oil Co. OJSC SP GDR[c]	4,740	41,712
Surgutneftegas OJSC SP ADR	3,500	36,295
Tatneft OAO SP ADR	726	33,520
TMK OAO SP GDR[c]	1,026	15,595

		412,190
SOUTH AFRICA — 1.78%
Exxaro Resources Ltd.	350	6,896

Security	Shares	Value

Sasol Ltd.	2,132	$92,427

		99,323
SPAIN — 1.21%
Repsol SA	3,026	67,548

		67,548
SWEDEN — 0.35%
Lundin Petroleum ABa	752	19,299

		19,299
SWITZERLAND — 1.03%
Transocean Ltd.	1,012	57,408

		57,408
THAILAND — 1.59%
Banpu PCL NVDR	600	7,807
IRPC PCL NVDR	61,600	9,089
PTT Exploration & Production PCL NVDR	5,022	27,956
PTT PCL NVDR	3,200	36,593
Thai Oil PCL NVDR	3,000	7,420

		88,865
TURKEY — 0.29%
Turkiye Petrol Rafinerileri AS	576	15,881

		15,881
UNITED KINGDOM — 27.40%
AMEC PLC	1,196	20,498
BG Group PLC	11,492	204,064
BP PLC	62,434	462,017
Petrofac Ltd.	934	24,255
Royal Dutch Shell PLC Class A	11,646	413,781
Royal Dutch Shell PLC Class B	9,494	345,299
Tullow Oil PLC	3,228	58,241

		1,528,155

TOTAL COMMON STOCKS
(Cost: $4,802,042)		5,420,300

PREFERRED STOCKS — 2.64%

BRAZIL — 2.16%
Petroleo Brasileiro SA SP ADR	6,676	120,769

		120,769

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

RUSSIA — 0.48%
Surgutneftegas OJSC SP ADR	3,438	$26,679

		26,679

TOTAL PREFERRED STOCKS
(Cost: $219,036)		147,448

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	3,025	3,025

		3,025

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,025)		3,025

TOTAL INVESTMENTS IN SECURITIES — 99.88%
(Cost: $5,024,103)		5,570,773
Other Assets, Less Liabilities — 0.12%		6,743

NET ASSETS — 100.00%		$5,577,516

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 97.50%

AUSTRALIA — 11.23%
AMP Ltd.	1,552	$8,612
ASX Ltd.	136	4,965
Australia and New Zealand Banking Group Ltd.	1,462	40,533
Bendigo and Adelaide Bank Ltd.	248	2,385
CFS Retail Property Trust Group	1,360	2,837
Commonwealth Bank of Australia	866	58,216
Dexus Property Group	4,048	4,412
Goodman Group	942	4,422
GPT Group	742	2,933
Insurance Australia Group Ltd.	950	4,974
Lend Lease Group	424	4,582
Macquarie Group Ltd.	172	6,907
Mirvac Group	2,106	3,493
National Australia Bank Ltd.	1,270	36,243
QBE Insurance Group Ltd.	650	8,082
Stockland Corp. Ltd.	1,480	5,326
Suncorp Group Ltd.	680	7,518
Westfield Group	1,128	13,154
Westfield Retail Trust	1,414	4,734
Westpac Banking Corp.	1,712	50,071

		274,399
AUSTRIA — 0.40%
Erste Group Bank AGa	136	4,575
IMMOEAST AG Escrow[a,b]	372	—
IMMOFINANZ AGa	558	2,445
Raiffeisen International Bank Holding AG	14	628
Vienna Insurance Group AG	40	2,117

		9,765
BELGIUM — 0.48%
Ageas	96	3,167
Groupe Bruxelles Lambert SA	46	3,840
KBC Groep NV	118	4,651

		11,658
BRAZIL — 0.41%
Banco Santander (Brasil) SA Units SP ADR	1,344	9,973

		9,973
CANADA — 10.27%
Bank of Montreal	370	23,333
Bank of Nova Scotia	616	36,170

Security	Shares	Value

Brookfield Asset Management Inc. Class A	352	$12,972
Brookfield Office Properties Inc.	190	3,125
Canadian Imperial Bank of Commerce	224	18,658
CI Financial Corp.	134	3,585
Great-West Lifeco Inc.	154	3,993
IGM Financial Inc.	88	3,832
Industrial Alliance Insurance and Financial Services Inc.	64	2,233
Intact Financial Corp.	80	5,259
Manulife Financial Corp.	984	14,186
National Bank of Canada	104	8,259
Onex Corp.	82	3,568
Power Corp. of Canada	186	4,884
Power Financial Corp.	118	3,378
RioCan Real Estate Investment Trust	100	2,691
Royal Bank of Canada	776	48,261
Sun Life Financial Inc.	340	9,905
Toronto-Dominion Bank (The)	510	42,527

		250,819
CHILE — 0.46%
Banco Santander (Chile) SA SP ADR[c]	222	6,705
CorpBanca SA SP ADR	210	4,523

		11,228
CHINA — 7.31%
Agricultural Bank of China Ltd. Class H	14,000	7,618
Bank of China Ltd. Class H	42,000	20,687
Bank of Communications Co. Ltd. Class H	4,400	3,733
China CITIC Bank Corp. Ltd. Class H	4,000	2,728
China Construction Bank Corp. Class H	42,100	36,316
China Life Insurance Co. Ltd. Class H	4,000	13,410
China Merchants Bank Co. Ltd. Class H	2,260	5,414
China Minsheng Banking Corp. Ltd. Class H	2,300	3,304
China Overseas Land & Investment Ltd.	4,000	12,404
China Pacific Insurance (Group) Co. Ltd. Class H	1,600	6,251
China Taiping Insurance Holdings Co. Ltd.[a]	1,200	2,535
Chongqing Rural Commercial Bank Co. Ltd. Class H	2,000	1,189
CITIC Securities Co. Ltd. Class H	1,000	2,669
Country Garden Holdings Co. Ltd.[a]	4,196	2,235
Evergrande Real Estate Group Ltd.	4,000	2,115
Franshion Properties (China) Ltd.	4,000	1,470

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

Industrial and Commercial Bank of China Ltd. Class H	34,440	$25,934
Longfor Properties Co. Ltd.	1,000	1,875
PICC Property and Casualty Co. Ltd. Class H	4,200	6,390
Ping An Insurance (Group) Co. of China Ltd. Class H	1,000	8,968
Poly Property Group Co. Ltd.[a]	2,000	1,534
Shimao Property Holdings Ltd.	1,000	2,210
Shui On Land Ltd.	5,000	2,424
Sino-Ocean Land Holdings Ltd.	3,000	2,394
SOHO China Ltd.	3,000	2,700

		178,507
COLOMBIA — 0.48%
Bancolombia SA SP ADR	170	11,817

		11,817
CZECH REPUBLIC — 0.13%
Komercni Banka AS	16	3,226

		3,226
DENMARK — 0.28%
Danske Bank A/Sa	362	6,941

		6,941
EGYPT — 0.22%
Commercial International Bank (Egypt) SAE SP ADR	1,008	5,413

		5,413
FINLAND — 0.37%
Pohjola Bank PLC Class A	86	1,472
Sampo OYJ Class A	214	7,683

		9,155
FRANCE — 4.28%
AXA SA	964	17,848
BNP Paribas SA	552	34,624
CNP Assurances SA	32	529
Credit Agricole SAa	492	4,862
Eurazeo	34	1,794
Fonciere des Regions	24	2,027
Gecina SA	20	2,267
Icade	22	1,941
Klepierre	84	3,312
Natixis	294	1,166
SCOR SE	96	2,763

Security	Shares	Value

Societe Generale[a]	376	$16,983
Unibail-Rodamco SE	52	12,285
Wendel	20	2,170

		104,571
GERMANY — 4.16%
Allianz SE Registered	254	36,322
Commerzbank AGa	2,152	4,715
Deutsche Bank AG Registered	540	28,008
Deutsche Boerse AG	144	9,471
Hannover Rueckversicherung AG Registered	44	3,551
Muenchener Rueckversicherungs-Gesellschaft AG Registered	106	19,475

		101,542
HONG KONG — 5.62%
AIA Group Ltd.	6,000	23,867
Bank of East Asia Ltd. (The)	1,200	4,936
BOC Hong Kong (Holdings) Ltd.	2,000	6,898
Hang Lung Properties Ltd.	2,000	7,543
Hang Seng Bank Ltd.	600	9,825
Hong Kong Exchanges and Clearing Ltd.	400	7,587
Kerry Properties Ltd.	1,000	5,403
Link REIT (The)	2,000	10,393
New World Development Co. Ltd.	4,000	7,355
Sino Land Co. Ltd.	4,200	7,852
Sun Hung Kai Properties Ltd.	2,000	32,828
Swire Pacific Ltd. Class A	1,000	12,836

		137,323
HUNGARY — 0.14%
OTP Bank PLC	160	3,437

		3,437
INDIA — 1.60%
Axis Bank Ltd. SP GDR[d]	300	8,499
HDFC Bank Ltd. SP ADR	424	17,053
ICICI Bank Ltd. SP ADR	298	13,649

		39,201
INDONESIA — 0.90%
PT Bank Central Asia Tbk	8,000	7,926
PT Bank Mandiri (Persero) Tbk	6,056	5,627
PT Bank Negara Indonesia (Persero) Tbk	5,000	2,015
PT Bank Rakyat Indonesia (Persero) Tbk	8,000	6,530

		22,098

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

ISRAEL — 0.29%
Bank Hapoalim BMa	510	$2,142
Bank Leumi le-Israel BMa	870	2,894
Mizrahi Tefahot Bank Ltd.[a]	186	1,965

		7,001
ITALY — 2.04%
Assicurazioni Generali SpA	656	12,564
Banca Monte dei Paschi di Siena SpA[a]	2,534	848
Banco Popolare Scrl[a]	1,134	2,363
Intesa Sanpaolo SpA	5,672	11,564
Intesa Sanpaolo SpA RNC	552	937
Mediobanca SpA	444	3,264
UniCredit SpA[a]	2,388	15,417
Unione di Banche Italiane SpA	562	2,934

		49,891
JAPAN — 10.76%
AEON Credit Service Co. Ltd.	200	4,151
AEON Mall Co. Ltd.	200	4,832
Bank of Yokohama Ltd. (The)	2,000	9,577
Credit Saison Co. Ltd.	200	4,236
Dai-ichi Life Insurance Co. Ltd. (The)	6	8,619
Daiwa Securities Group Inc.	2,000	11,637
Japan Retail Fund Investment Corp.	2	3,796
Mitsubishi UFJ Financial Group Inc.	8,000	45,672
Mitsubishi UFJ Lease & Finance Co. Ltd.	80	3,642
Mizuho Financial Group Inc.	13,440	26,951
MS&AD Insurance Group Holdings Inc.	400	8,411
Nishi-Nippon City Bank Ltd. (The)	2,000	5,194
NKSJ Holdings Inc.	400	8,420
Nomura Holdings Inc.	2,400	13,833
Nomura Real Estate Holdings Inc.	200	3,653
NTT Urban Development Corp.	4	4,006
ORIX Corp.	80	8,565
Resona Holdings Inc.	1,800	8,028
SBI Holdings Inc.	280	2,323
Seven Bank Ltd.	1,600	3,875
Shinsei Bank Ltd.	2,000	4,098
Sony Financial Holdings Inc.	200	3,384
Sumitomo Mitsui Financial Group Inc.	800	32,172
Sumitomo Mitsui Trust Holdings Inc.	2,980	11,037
T&D Holdings Inc.	400	4,948

Security	Shares	Value

Tokio Marine Holdings Inc.	600	$17,771

		262,831
MEXICO — 0.64%
Compartamos SAB de CV	1,800	2,799
Grupo Financiero Banorte SAB de CV Series O	1,200	8,279
Grupo Financiero Inbursa SAB de CV Series O	1,600	4,486

		15,564
NETHERLANDS — 1.21%
AEGON NV	966	6,462
Corio NV	54	2,621
ING Groep NV CVA[a]	2,030	20,526

		29,609
NORWAY — 0.38%
DNB ASA	668	9,322

		9,322
PERU — 0.28%
Credicorp Ltd.	44	6,896

		6,896
PHILIPPINES — 0.70%
Ayala Corp.	304	4,244
Ayala Land Inc.	7,800	5,560
Bank of the Philippine Islands	1,362	3,348
SM Prime Holdings Inc.	9,200	3,966

		17,118
POLAND — 0.61%
Bank Pekao SA	78	3,834
BRE Bank SAa	8	836
Powszechna Kasa Oszczednosci Bank Polski SA	586	6,553
Powszechny Zaklad Ubezpieczen SA	28	3,685

		14,908
PORTUGAL — 0.09%
Banco Espirito Santo SA Registered[a]	1,590	2,255

		2,255
RUSSIA — 0.78%
Sberbank of Russia SP ADR	1,284	18,939

		18,939
SINGAPORE — 2.84%
Ascendas REIT	4,000	8,176
CapitaLand Ltd.	2,000	6,463
CapitaMall Trust Management Ltd.	4,000	6,851

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

CapitaMalls Asia Ltd.	2,000	$3,490
DBS Group Holdings Ltd.	2,000	24,172
Global Logistic Properties Ltd.	2,000	4,460
Oversea-Chinese Banking Corp. Ltd.	2,000	15,802

		69,414
SOUTH AFRICA — 1.87%
Absa Group Ltd.	176	3,379
African Bank Investments Ltd.	560	1,934
FirstRand Ltd.	1,840	6,643
Growthpoint Properties Ltd.	1,168	3,293
Investec Ltd.	262	1,894
MMI Holdings Ltd.	312	812
Nedbank Group Ltd.	120	2,616
Redefine Properties Ltd.	2,118	2,274
Remgro Ltd.	262	4,790
RMB Holdings Ltd.	492	2,364
RMI Holdings Ltd.	492	1,261
Sanlam Ltd.	1,040	5,302
Standard Bank Group Ltd.	692	9,038

		45,600
SOUTH KOREA — 0.78%
Shinhan Financial Group Co. Ltd. SP ADR	257	9,635
Woori Finance Holdings Co. Ltd. SP ADR	268	9,479

		19,114
SPAIN — 3.76%
Banco Bilbao Vizcaya Argentaria SA	3,090	30,724
Banco de Sabadell SAa	1,782	4,772
Banco Popular Espanol SA	3,640	3,281
Banco Santander SA	5,728	48,043
Bankia SAa	568	394
CaixaBank	794	3,133
Mapfre SA	474	1,461

		91,808
SWEDEN — 2.69%
Industrivarden AB Class C	58	1,017
Investment AB Kinnevik Class B	120	2,765
Investor AB Class B	280	7,947
Nordea Bank AB	1,680	18,521
Ratos AB Class B	350	3,372
Skandinaviska Enskilda Banken AB Class A	842	8,436
Svenska Handelsbanken AB Class A	320	13,075

Security	Shares	Value

Swedbank AB Class A	446	$10,514

		65,647
SWITZERLAND — 4.63%
Baloise Holding AG Registered	30	2,715
Credit Suisse Group AG Registered	690	20,385
Julius Baer Group Ltd.[a]	182	7,446
Pargesa Holding SA Bearer	22	1,632
Partners Group Holding AG	14	3,286
Swiss Life Holding AG Registered[a]	22	3,305
Swiss Prime Site AG Registered[a]	52	4,395
Swiss Re AGa	174	12,947
UBS AG Registered[a]	2,026	35,113
Zurich Insurance Group AGa	76	21,853

		113,077
THAILAND — 1.14%
Bangkok Bank PCL NVDR	1,000	7,009
Kasikornbank PCL NVDR	1,400	9,319
Krung Thai Bank PCL NVDR	5,475	4,205
Siam Commercial Bank PCL NVDR	1,200	7,203

		27,736
TURKEY — 1.15%
Akbank TAS	1,024	5,181
Asya Katilim Bankasi ASa	738	936
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	800	1,414
Haci Omer Sabanci Holding AS	506	2,920
Turkiye Garanti Bankasi AS	1,560	7,822
Turkiye Halk Bankasi AS	258	2,552
Turkiye Is Bankasi AS Class C	832	3,074
Turkiye Vakiflar Bankasi TAO Class D	614	1,794
Yapi ve Kredi Bankasi ASa	848	2,487

		28,180
UNITED KINGDOM — 12.12%
3i Group PLC	662	2,762
Aberdeen Asset Management PLC	486	3,101
Admiral Group PLC	110	2,133
Aviva PLC	1,598	9,291
Barclays PLC	6,246	29,807
British Land Co. PLC	588	5,239
Capital Shopping Centres Group PLC	360	2,033
Hammerson PLC	496	3,819
HSBC Holdings PLC	9,890	112,379
ICAP PLC	342	1,769

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

Investec PLC	272	$1,992
Land Securities Group PLC	508	6,467
Legal & General Group PLC	3,306	7,988
Lloyds Banking Group PLC[a]	22,576	18,491
London Stock Exchange Group PLC	114	2,176
Old Mutual PLC	2,050	6,091
Prudential PLC	1,268	19,259
Resolution Ltd.	838	3,488
Royal Bank of Scotland Group PLC[a]	1,114	6,063
RSA Insurance Group PLC	1,990	4,155
Schroders PLC	94	2,884
SEGRO PLC	534	2,101
Standard Chartered PLC	1,350	35,905
Standard Life PLC	1,216	6,663

		296,056

TOTAL COMMON STOCKS
(Cost: $2,345,110)		2,382,039

PREFERRED STOCKS — 2.25%

BRAZIL — 2.25%
Banco Bradesco SA SP ADR	1,636	30,070
Itau Unibanco Holding SA SP ADR	1,440	24,811

		54,881

TOTAL PREFERRED STOCKS
(Cost: $56,741)		54,881

RIGHTS — 0.02%

SPAIN — 0.02%
Banco Santander SAa	2,864	618

		618

TOTAL RIGHTS
(Cost: $581)		618

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[e,f,g]	3,216	3,216
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[e,f,g]	225	225

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[e,f]	237	$237

		3,678

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,678)		3,678

TOTAL INVESTMENTS IN SECURITIES — 99.92%
(Cost: $2,406,110)		2,441,216
Other Assets, Less Liabilities — 0.08%		2,013

NET ASSETS — 100.00%		$2,443,229

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.62%

AUSTRALIA — 3.91%
Cochlear Ltd.	525	$44,208
CSL Ltd.	4,641	265,953
Ramsay Health Care Ltd.	1,314	40,486
Sonic Healthcare Ltd.	3,744	53,384

		404,031
BELGIUM — 0.68%
UCB SA	1,224	70,637

		70,637
CANADA — 2.61%
Catamaran Corp.[a]	1,848	95,744
Valeant Pharmaceuticals International Inc.[a]	2,634	174,413

		270,157
CHINA — 0.82%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	24,000	23,147
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	7,500	15,009
Sihuan Pharmaceutical Holdings Group Ltd.[b]	39,000	17,299
Sinopharm Group Co. Ltd. Class H	9,600	29,398

		84,853
DENMARK — 7.07%
Coloplast A/S Class B	1,170	61,729
Novo Nordisk A/S Class B	3,507	645,043
William Demant Holding A/Sa	276	24,197

		730,969
FINLAND — 0.39%
Orion OYJ Class B	1,461	40,813

		40,813
FRANCE — 11.26%
Essilor International SA	1,926	196,311
Sanofi	9,933	968,892

		1,165,203
GERMANY — 9.87%
Bayer AG Registered	5,106	503,736
Celesio AG	1,671	30,349
Fresenius Medical Care AG & Co. KGaA	2,151	151,624
Fresenius SE & Co. KGaA	1,254	152,600
Merck KGaA	825	114,729

Security	Shares	Value

QIAGEN NVa	3,237	$67,974

		1,021,012
INDIA — 0.86%
Dr. Reddy’s Laboratories Ltd. SP ADR	1,557	55,959
Ranbaxy Laboratories Ltd. SP GDR[a,c]	3,792	32,592

		88,551
INDONESIA — 0.31%
PT Kalbe Farma Tbk	286,060	32,013

		32,013
IRELAND — 0.45%
Elan Corp. PLC[a]	4,404	46,174

		46,174
ISRAEL — 2.95%
Teva Pharmaceutical Industries Ltd.	8,238	305,477

		305,477
JAPAN — 12.73%
Alfresa Holdings Corp.	300	13,182
Astellas Pharma Inc.	3,900	198,932
Chugai Pharmaceutical Co. Ltd.	2,400	49,467
Daiichi Sankyo Co. Ltd.	6,000	101,775
Dainippon Sumitomo Pharma Co. Ltd.	1,500	21,170
Eisai Co. Ltd.	2,100	92,045
Hisamitsu Pharmaceutical Co. Inc.	600	32,183
Kyowa Hakko Kirin Co. Ltd.	2,000	18,935
M3 Inc.	6	9,803
Medipal Holdings Corp.	1,200	15,227
Miraca Holdings Inc.	300	12,541
Mitsubishi Tanabe Pharma Corp.	1,800	24,201
Olympus Corp.[a]	1,800	39,980
Ono Pharmaceutical Co. Ltd.	600	31,657
Otsuka Holdings Co. Ltd.	3,000	96,910
Santen Pharmaceutical Co. Ltd.	600	24,753
Shionogi & Co. Ltd.	3,000	53,715
Suzuken Co. Ltd.	600	18,422
Sysmex Corp.	600	28,698
Taisho Pharmaceutical Holdings Co. Ltd.	300	20,743
Takeda Pharmaceutical Co. Ltd.	6,600	339,908
Terumo Corp.	1,200	52,597
Tsumura & Co.	600	19,790

		1,316,634
SOUTH AFRICA — 1.21%
Aspen Pharmacare Holdings Ltd.[a]	3,624	66,868

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

Life Healthcare Group Holdings Ltd.	9,723	$34,242
Netcare Ltd.	11,187	24,545

		125,655
SPAIN — 0.55%
Grifols SAa	1,680	57,125

		57,125
SWEDEN — 1.21%
Elekta AB Class B	3,840	57,089
Getinge AB Class B	2,202	67,897

		124,986
SWITZERLAND — 26.28%
Actelion Ltd. Registered[a]	1,131	56,022
Lonza Group AG Registered[a]	756	44,505
Novartis AG Registered	18,822	1,281,674
Roche Holding AG Genusschein	5,775	1,277,413
Sonova Holding AG Registered[a]	504	58,288

		2,717,902
THAILAND — 0.16%
Bangkok Dusit Medical Services PCL NVDR	3,600	16,056

		16,056
UNITED KINGDOM — 16.30%
AstraZeneca PLC	10,068	487,329
GlaxoSmithKline PLC	40,077	918,472
Shire PLC	5,361	179,596
Smith & Nephew PLC	8,724	100,486

		1,685,883

TOTAL COMMON STOCKS
(Cost: $7,941,971)		10,304,131

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	8,201	8,201
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	574	574

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	2,681	$2,681

		11,456

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,456)		11,456

TOTAL INVESTMENTS IN SECURITIES — 99.73%
(Cost: $7,953,427)		10,315,587
Other Assets, Less Liabilities — 0.27%		28,154

NET ASSETS — 100.00%		$10,343,741

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.78%

AUSTRALIA — 3.17%
ALS Ltd.	570	$6,689
Asciano Ltd.	2,025	10,202
Aurizon Holdings Ltd.	2,194	9,085
Brambles Ltd.	3,198	27,052
Leighton Holdings Ltd.	366	7,895
Qantas Airways Ltd.[a]	2,340	3,734
Sydney Airport	695	2,298
Toll Holdings Ltd.	1,383	7,602
Transurban Group	2,888	18,375

		92,932
AUSTRIA — 0.18%
Andritz AG	78	5,135

		5,135
BRAZIL — 0.60%
Embraer SA SP ADR	530	17,474

		17,474
CANADA — 5.07%
Bombardier Inc. Class B	2,748	10,757
CAE Inc.	420	4,529
Canadian National Railway Co.	780	74,755
Canadian Pacific Railway Ltd.	294	33,893
Finning International Inc.	350	8,949
Ritchie Bros. Auctioneers Inc.[b]	128	2,788
SNC-Lavalin Group Inc.	297	13,247

		148,918
CHILE — 0.63%
LATAM Airlines Group SA SP ADR	752	18,416

		18,416
CHINA — 3.44%
Air China Ltd. Class H	4,000	3,425
AviChina Industry & Technology Co. Ltd. Class H	4,000	1,939
Beijing Capital International Airport Co. Ltd. Class H	6,000	4,998
Beijing Enterprises Holdings Ltd.	1,000	7,201
China Communications Construction Co. Ltd. Class H	9,000	9,133
China COSCO Holdings Co. Ltd. Class Ha	8,500	4,417
China Merchants Holdings (International) Co. Ltd.	2,000	7,092

Security	Shares	Value

China Railway Construction Corp. Ltd. Class H	4,000	$4,322
China Railway Group Ltd. Class H	8,000	4,559
China Shipping Container Lines Co. Ltd. Class Ha,b	11,000	3,376
China Shipping Development Co. Ltd. Class H	4,000	2,202
China Southern Airlines Co. Ltd. Class H	4,000	2,403
China State Construction International Holdings Ltd.	4,000	5,251
CITIC Pacific Ltd.	3,000	4,828
COSCO Pacific Ltd.	4,000	6,488
CSR Corp Ltd. Class H	4,000	3,296
Dongfang Electric Corp. Ltd. Class H	1,600	3,099
Jiangsu Expressway Co. Ltd. Class H	2,000	2,063
Shanghai Electric Group Co. Ltd. Class H	8,000	3,311
Shanghai Industrial Holdings Ltd.	1,000	3,552
Weichai Power Co. Ltd. Class H	1,200	4,951
Zhejiang Expressway Co. Ltd. Class H	2,000	1,777
Zhuzhou CSR Times Electric Co. Ltd. Class H	1,000	3,204
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	3,000	4,077

		100,964
DENMARK — 1.18%
A.P. Moeller-Maersk A/S Class A	1	7,561
A.P. Moeller-Maersk A/S Class B	2	15,966
DSV A/S	435	11,159

		34,686
EGYPT — 0.33%
Orascom Construction Industries SAE SP GDR[a]	258	9,675

		9,675
FINLAND — 1.32%
Kone OYJ Class B	195	16,080
Metso OYJ	251	11,233
Wartsila OYJ Abp	243	11,561

		38,874
FRANCE — 9.74%
Aeroports de Paris	33	2,722
ALSTOM	405	17,971
Bouygues SA	325	9,225
Bureau Veritas SA	75	8,980
Compagnie de Saint-Gobain	732	30,176
Edenred SA	215	6,890

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

European Aeronautic Defence and Space Co. NV	754	$35,417
Groupe Eurotunnel SA Registered	976	8,300
Legrand SA	363	16,470
Rexel SA	161	3,423
Safran SA	354	16,249
Schneider Electric SA	873	66,479
Societe BIC SA	13	1,750
Thales SA	125	4,499
Vallourec SA	214	11,632
Vinci SA	793	40,393
Zodiac Aerospace	48	5,250

		285,826
GERMANY — 7.90%
Brenntag AG	77	10,969
Deutsche Lufthansa AG Registered	472	9,370
Deutsche Post AG Registered	1,240	29,111
Fraport AG	89	5,394
GEA Group AG	365	13,229
Hochtief AGa	96	6,259
MAN SE	78	9,402
Siemens AG Registered	1,350	148,138

		231,872
HONG KONG — 2.45%
Cathay Pacific Airways Ltd.[b]	2,000	3,884
Hopewell Holdings Ltd.	1,000	4,126
Hutchison Whampoa Ltd.	4,000	44,717
MTR Corp. Ltd.	2,500	10,315
NWS Holdings Ltd.	3,000	5,353
Orient Overseas International Ltd.	500	3,504

		71,899
INDIA — 0.54%
Larsen & Toubro Ltd. SP GDR[c]	547	15,940

		15,940
INDONESIA — 0.43%
PT Jasa Marga (Persero) Tbk	4,500	2,541
PT United Tractors Tbk	4,954	10,045

		12,586
ITALY — 1.47%
Atlantia SpA	565	10,453
Fiat Industrial SpA	1,406	18,102
Finmeccanica SpA[a]	895	5,880

Security	Shares	Value

Prysmian SpA	414	$8,857

		43,292
JAPAN — 26.26%
All Nippon Airways Co. Ltd.	2,000	3,923
Amada Co. Ltd.	1,000	6,268
Asahi Glass Co. Ltd.	2,000	13,281
Central Japan Railway Co.	200	17,532
Dai Nippon Printing Co. Ltd.	1,000	8,098
Daikin Industries Ltd.	400	15,297
East Japan Railway Co.	500	33,859
FANUC Corp.	300	46,844
Fuji Electric Co. Ltd.	2,000	4,690
Furukawa Electric Co. Ltd.[a]	2,000	4,054
GS Yuasa Corp.	1,000	3,572
Hankyu Hanshin Holdings Inc.	2,000	10,936
Hino Motors Ltd.	1,000	10,519
Hitachi Construction Machinery Co. Ltd.	200	4,600
IHI Corp.	3,000	7,791
ITOCHU Corp.	2,600	29,459
Japan Airlines Co. Ltd.[a]	100	4,142
Japan Steel Works Ltd. (The)	1,000	5,786
JTEKT Corp.	500	5,347
Kajima Corp.	2,000	6,005
Kawasaki Heavy Industries Ltd.	3,000	9,303
Keikyu Corp.	1,000	8,503
Keio Corp.	1,000	7,440
Keisei Electric Railway Co. Ltd.	1,000	8,887
Kintetsu Corp.	2,000	8,240
Komatsu Ltd.	1,700	45,359
Kubota Corp.	2,000	22,880
Kurita Water Industries Ltd.	200	3,936
LIXIL Group Corp.	500	11,637
Mabuchi Motor Co. Ltd.	100	4,498
Makita Corp.	200	9,763
Marubeni Corp.	3,000	22,058
Mitsubishi Corp.	2,300	48,591
Mitsubishi Electric Corp.	3,000	24,885
Mitsubishi Heavy Industries Ltd.	6,000	32,150
Mitsui & Co. Ltd.	3,000	45,398
Mitsui O.S.K. Lines Ltd.	3,000	9,895
Nabtesco Corp.	200	4,168
Nidec Corp.	200	11,484
Nippon Express Co. Ltd.	1,000	4,142

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

Nippon Yusen K.K.	3,000	$7,199
NSK Ltd.	1,000	7,090
Obayashi Corp.	1,000	5,139
Odakyu Electric Railway Co. Ltd.	1,000	10,037
Secom Co. Ltd.	300	14,990
Shimizu Corp.	2,000	6,487
SMC Corp.	100	17,335
Sojitz Corp.	4,200	6,305
Sumitomo Corp.	1,900	24,609
Sumitomo Electric Industries Ltd.	1,200	13,531
Sumitomo Heavy Industries Ltd.	1,000	4,427
Taisei Corp.	2,000	5,983
THK Co. Ltd.	300	5,220
Tobu Railway Co. Ltd.	1,000	5,380
Tokyu Corp.	1,000	5,446
Toppan Printing Co. Ltd.	1,000	6,213
TOTO Ltd.	1,000	7,933
Toyota Tsusho Corp.	400	9,525
Ushio Inc.	300	3,248
West Japan Railway Co.	200	7,912
Yamato Holdings Co. Ltd.	700	11,789

		771,018
MEXICO — 1.53%
Alfa SAB de CV Series A	9,000	21,623
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,800	11,221
Grupo Carso SAB de CV Series A1	2,500	12,145

		44,989
NETHERLANDS — 2.75%
Koninklijke Philips Electronics NV	1,690	52,785
Randstad Holding NV	228	9,452
Royal Boskalis Westminster NV CVA	146	6,685
Royal Vopak NV	108	7,372
TNT Express NV	585	4,494

		80,788
NEW ZEALAND — 0.62%
Auckland International Airport Ltd.	7,652	18,230

		18,230
NORWAY — 0.44%
Orkla ASA	1,453	12,793

		12,793

Security	Shares	Value

PHILIPPINES — 1.43%
Aboitiz Equity Ventures Inc.	4,000	$5,462
Alliance Global Group Inc.	12,300	5,720
DMCI Holdings Inc.	2,000	2,704
International Container Terminal Services Inc.	2,100	3,925
San Miguel Corp.	780	2,147
SM Investments Corp.	940	21,995

		41,953
SINGAPORE — 3.98%
ComfortDelGro Corp. Ltd.	5,000	7,796
Fraser and Neave Ltd.	2,000	15,431
Hutchison Port Holdings Trust	9,000	7,380
Keppel Corp. Ltd.	3,600	33,446
Noble Group Ltd.[b]	9,000	8,870
SembCorp Industries Ltd.	3,000	13,282
SembCorp Marine Ltd.	2,000	7,643
Singapore Airlines Ltd.	1,000	8,879
Singapore Technologies Engineering Ltd.	3,000	9,501
Yangzijiang Shipbuilding (Holdings) Ltd.[b]	6,000	4,750

		116,978
SOUTH AFRICA — 0.86%
Aveng Ltd.	937	3,278
Barloworld Ltd.	462	4,344
Bidvest Group Ltd.	586	14,028
Reunert Ltd.	414	3,458

		25,108
SPAIN — 1.63%
Abertis Infraestructuras SA	750	12,848
Actividades de Construcciones y Servicios SA	375	8,995
Ferrovial SA	973	15,591
International Consolidated Airlines Group SAa	1,863	6,312
Zardoya Otis SA	273	4,191

		47,937
SWEDEN — 7.13%
Alfa Laval AB	739	15,772
Assa Abloy AB Class B	612	22,891
Atlas Copco AB Class A	1,329	37,866
Atlas Copco AB Class B	572	14,581
Sandvik AB	1,790	28,722
Scania AB Class B	667	13,679
Securitas AB Class B	751	7,016
Skanska AB Class B	826	14,033

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

SKF AB Class B	757	$18,773
Volvo AB Class B	2,429	35,921

		209,254
SWITZERLAND — 5.19%
ABB Ltd. Registered[a]	3,598	77,137
Adecco SA Registered[a]	279	16,026
Geberit AG Registered[a]	63	14,724
Kuehne & Nagel International AG Registered	74	8,688
Schindler Holding AG Participation Certificates	63	9,341
Schindler Holding AG Registered	12	1,734
SGS SA Registered	8	19,049
Sulzer AG Registered	36	5,662

		152,361
THAILAND — 0.27%
Airports of Thailand PCL NVDR	2,200	7,783

		7,783
TURKEY — 0.84%
Enka Insaat ve Sanayi AS	1,068	3,206
KOC Holding AS	1,633	8,522
TAV Havalimanlari Holding ASa	494	3,075
Turk Hava Yollari AOa	2,684	9,978

		24,781
UNITED KINGDOM — 8.40%
Aggreko PLC	342	8,659
Babcock International Group PLC	457	7,521
BAE Systems PLC	4,756	25,607
Balfour Beatty PLC	925	3,891
Bunzl PLC	525	9,431
Capita PLC	923	11,517
Cobham PLC	1,418	4,759
Experian PLC	1,678	28,759
G4S PLC	2,016	8,863
IMI PLC	462	8,570
Intertek Group PLC	174	8,577
Invensys PLC	1,703	9,288
Meggitt PLC	964	6,648
Melrose Industries PLC	1,975	7,308
Rolls-Royce Holdings PLC[a]	3,055	45,820
Serco Group PLC	556	4,888
Smiths Group PLC	618	12,022
Weir Group PLC (The)	326	10,255

Security	Shares	Value

Wolseley PLC	519	$24,233

		246,616

TOTAL COMMON STOCKS
(Cost: $2,430,750)		2,929,078

SHORT-TERM INVESTMENTS — 0.42%

MONEY MARKET FUNDS — 0.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	9,762	9,762
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	684	684
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	2,045	2,045

		12,491

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,491)		12,491

TOTAL INVESTMENTS IN SECURITIES — 100.20%
(Cost: $2,443,241)		2,941,569
Other Assets, Less Liabilities — (0.20)%		(5,960)

NET ASSETS — 100.00%		$2,935,609

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.86%

AUSTRALIA — 0.75%
Computershare Ltd.	1,993	$21,765

		21,765
BRAZIL — 1.72%
Cielo SA SP ADR	1,747	50,139

		50,139
CANADA — 1.79%
CGI Group Inc. Class Aa	781	20,924
Open Text Corp.[a]	216	12,581
Research In Motion Ltd.[a,b]	1,430	18,497

		52,002
CHINA — 5.84%
GCL-Poly Energy Holdings Ltd.[b]	47,000	12,848
Kingboard Chemical Holdings Co. Ltd.	4,000	13,203
Lenovo Group Ltd.	24,000	24,973
Tencent Holdings Ltd.	3,100	108,483
ZTE Corp. Class H	5,280	10,212

		169,719
FINLAND — 1.40%
Nokia OYJ[b]	10,439	40,838

		40,838
FRANCE — 3.37%
Atos SA	198	14,481
Cap Gemini SA	499	24,049
Dassault Systemes SA	215	23,896
Gemalto NV	216	19,228
STMicroelectronics NV	1,898	16,334

		97,988
GERMANY — 8.89%
Infineon Technologies AG	3,762	33,933
SAP AG	2,577	211,070
United Internet AG Registered	590	13,715

		258,718
HONG KONG — 0.48%
ASM Pacific Technology Ltd.	1,100	13,900

		13,900
INDIA — 3.51%
Infosys Ltd. SP ADR	1,435	75,653
Wipro Ltd. SP ADR	2,802	26,535

		102,188

Security	Shares	Value

ISRAEL — 0.50%
Mellanox Technologies Ltd.[a]	98	$4,984
NICE Systems Ltd.[a]	264	9,662

		14,646
JAPAN — 25.20%
Advantest Corp.	400	5,439
Brother Industries Ltd.	700	7,448
Canon Inc.	3,200	117,993
Citizen Holdings Co. Ltd.	1,100	6,328
Dena Co. Ltd.	300	9,507
FUJIFILM Holdings Corp.	1,300	25,954
Fujitsu Ltd.	6,000	24,326
Gree Inc.	300	4,471
Hamamatsu Photonics K.K.	200	7,660
Hirose Electric Co. Ltd.	100	11,911
Hitachi High-Technologies Corp.	200	3,986
Hitachi Ltd.	13,000	77,208
Hoya Corp.	1,200	23,208
IBIDEN Co. Ltd.	500	7,139
Itochu Techno-Solutions Corp.	100	4,350
Keyence Corp.	110	30,580
Konami Corp.	300	6,361
Konica Minolta Holdings Inc.	1,500	11,949
Kyocera Corp.	500	45,310
Murata Manufacturing Co. Ltd.	600	37,015
NEC Corp.[a]	10,000	24,436
Nexon Co. Ltd.[a]	300	3,159
Nintendo Co. Ltd.	200	19,549
Nippon Electric Glass Co. Ltd.	1,000	4,821
Nomura Research Institute Ltd.	300	6,887
NTT Data Corp.	3	9,182
Omron Corp.	600	14,293
Oracle Corp. Japan	100	4,175
Ricoh Co. Ltd.	2,000	22,266
Rohm Co. Ltd.	300	9,994
Shimadzu Corp.	1,000	6,706
Square Enix Holdings Co. Ltd.	200	2,487
Sumco Corp.[a]	300	3,120
TDK Corp.	400	14,837
Tokyo Electron Ltd.	500	21,477
Toshiba Corp.	12,000	53,386
Trend Micro Inc.	300	8,780

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

Yahoo! Japan Corp.	40	$15,757
Yaskawa Electric Corp.	1,000	9,369
Yokogawa Electric Corp.	900	10,049

		732,873
NETHERLANDS — 2.67%
ASML Holding NV	1,034	77,616

		77,616
POLAND — 0.23%
Asseco Poland SA	455	6,612

		6,612
SOUTH KOREA — 16.57%
LG Display Co. Ltd. SP ADR[a]	4,221	56,393
Samsung Electronics Co. Ltd. SP GDR[c]	641	425,624

		482,017
SPAIN — 0.76%
Amadeus IT Holding SA Class A	882	22,119

		22,119
SWEDEN — 4.55%
Hexagon AB Class B	1,057	28,372
Telefonaktiebolaget LM Ericsson Class B	8,932	103,875

		132,247
TAIWAN — 19.00%
Advanced Semiconductor Engineering Inc. SP ADR	15,292	61,015
AU Optronics Corp. SP ADR[a]	5,750	22,885
Hon Hai Precision Industry Co. Ltd. SP GDR[c]	21,125	121,046
Siliconware Precision Industries Co. Ltd. SP ADR	8,226	42,199
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	14,927	264,805
United Microelectronics Corp. SP ADR	20,814	40,796

		552,746
UNITED KINGDOM — 2.63%
ARM Holdings PLC	4,240	58,014
Sage Group PLC (The)	3,625	18,546

		76,560

TOTAL COMMON STOCKS
(Cost: $2,466,313)		2,904,693

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.64%

MONEY MARKET FUNDS — 2.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	71,210	$71,210
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	4,984	4,984
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	465	465

		76,659

TOTAL SHORT-TERM INVESTMENTS
(Cost: $76,659)		76,659

TOTAL INVESTMENTS IN SECURITIES — 102.50%
(Cost: $2,542,972)		2,981,352
Other Assets, Less Liabilities — (2.50)%		(72,622)

NET ASSETS — 100.00%		$2,908,730

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 95.56%

AUSTRALIA — 12.77%
Alumina Ltd.	3,617	$4,169
Amcor Ltd.	1,988	17,418
BHP Billiton Ltd.	5,054	197,579
Boral Ltd.	1,258	6,443
Fortescue Metals Group Ltd.	2,173	10,607
Iluka Resources Ltd.	502	5,089
Incitec Pivot Ltd.	2,945	9,922
James Hardie Industries SE	623	6,628
Newcrest Mining Ltd.	1,200	29,289
Orica Ltd.	648	17,323
OZ Minerals Ltd.	435	3,149
Rio Tinto Ltd.	673	46,583
Sims Metal Management Ltd.	233	2,284

		356,483
AUSTRIA — 0.23%
Voestalpine AG	175	6,407

		6,407
BELGIUM — 0.85%
Solvay SA	98	15,404
Umicore SA	159	8,277

		23,681
BRAZIL — 0.59%
Companhia Siderurgica Nacional SA SP ADR	1,443	7,835
Fibria Celulose SA SP ADR[a]	693	8,552

		16,387
CANADA — 12.41%
Agnico-Eagle Mines Ltd.	275	12,563
Agrium Inc.	247	27,980
Barrick Gold Corp.	1,578	50,175
Centerra Gold Inc.	246	2,231
Eldorado Gold Corp.	1,102	12,301
First Quantum Minerals Ltd.	705	14,194
Franco-Nevada Corp.	218	11,635
Goldcorp Inc.	1,291	45,405
IAMGOLD Corp.	609	4,993
Inmet Mining Corp.	81	5,839
Kinross Gold Corp.	1,527	12,505
New Gold Inc.[a]	650	6,306
Osisko Mining Corp.[a]	496	3,431

Security	Shares	Value

Pan American Silver Corp.	215	$3,750
Potash Corp. of Saskatchewan Inc.	1,413	59,938
Silver Wheaton Corp.	546	18,974
Teck Resources Ltd. Class B	865	31,479
Turquoise Hill Resources Ltd.[a]	568	4,367
Yamana Gold Inc.	1,124	18,342

		346,408
CHILE — 0.77%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	377	21,429

		21,429
CHINA — 2.97%
Aluminum Corp. of China Ltd. Class Ha,b	8,000	3,858
Angang Steel Co. Ltd. Class Ha,b	4,000	2,960
Anhui Conch Cement Co. Ltd. Class H	2,500	9,816
BBMG Corp. Class H	3,000	2,801
China BlueChemical Ltd. Class H	6,000	4,309
China National Building Material Co. Ltd. Class H	6,000	9,578
China Resources Cement Holdings Ltd.	6,000	3,845
China Shanshui Cement Group Ltd.	2,000	1,470
Fosun International Ltd.	5,000	3,481
Huabao International Holdings Ltd.[b]	7,000	3,809
Jiangxi Copper Co. Ltd. Class H	3,000	8,143
Lee & Man Paper Manufacturing Ltd.	5,000	3,372
MMG Ltd.[a]	4,000	1,619
Nine Dragons Paper (Holdings) Ltd.	4,000	3,507
Shougang Fushan Resources Group Ltd.	6,000	2,576
Sinopec Shanghai Petrochemical Co. Ltd. Class H	16,000	5,942
Yingde Gases Group Co. Ltd.	4,500	5,048
Zhaojin Mining Industry Co. Ltd. Class H	2,000	3,012
Zijin Mining Group Co. Ltd. Class H	10,000	3,855

		83,001
DENMARK — 0.61%
Novozymes A/S Class B	516	16,935

		16,935
FINLAND — 0.54%
Stora Enso OYJ Class R	803	5,728
UPM-Kymmene OYJ	758	9,255

		14,983

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

FRANCE — 4.63%
ArcelorMittal	1,560	$26,713
Arkema SA	102	11,630
Imerys SA	51	3,370
L’Air Liquide SA	551	70,410
Lafarge SA	280	17,114

		129,237
GERMANY — 9.43%
BASF SE	1,465	148,468
HeidelbergCement AG	209	13,161
K+S AG Registered	318	14,352
Lanxess AG	134	11,314
Linde AG	315	57,467
Salzgitter AG	68	3,168
ThyssenKrupp AGa	628	15,250

		263,180
INDIA — 0.73%
Sterlite Industries (India) Ltd. SP ADR	2,401	20,385

		20,385
INDONESIA — 0.70%
PT Indocement Tunggal Prakarsa Tbk	4,000	8,932
PT Semen Gresik (Persero) Tbk	6,500	10,511

		19,443
IRELAND — 0.92%
CRH PLC	1,191	25,721

		25,721
ISRAEL — 0.57%
Israel Chemicals Ltd.	893	11,809
Israel Corp. Ltd. (The)	6	4,088

		15,897
JAPAN — 9.30%
Asahi Kasei Corp.	2,000	11,571
Daicel Corp.	1,000	7,002
Hitachi Chemical Co. Ltd.	200	2,820
JFE Holdings Inc.	700	14,950
JSR Corp.	300	5,937
Kaneka Corp.	1,000	5,358
Kobe Steel Ltd.[a]	4,000	4,953
Kuraray Co. Ltd.	700	9,005
Maruichi Steel Tube Ltd.	100	2,229
Mitsubishi Chemical Holdings Corp.	2,500	11,615

Security	Shares	Value

Mitsubishi Gas Chemical Co. Inc.	1,000	$6,695
Mitsubishi Materials Corp.	1,000	3,211
Mitsui Chemicals Inc.	2,000	4,756
Nippon Paper Group Inc.[b]	200	2,847
Nippon Steel & Sumitomo Metal Corp.	11,675	32,367
Nitto Denko Corp.	300	16,963
Oji Holdings Corp.	1,000	3,243
Shin-Etsu Chemical Co. Ltd.	700	42,877
Showa Denko K.K.	3,000	4,602
Sumitomo Chemical Co. Ltd.	3,000	8,777
Sumitomo Metal Mining Co. Ltd.	1,000	15,593
Taiheiyo Cement Corp.	2,000	5,457
Taiyo Nippon Sanso Corp.	1,000	6,706
Teijin Ltd.	2,000	4,602
Toray Industries Inc.	3,000	17,357
Toyo Seikan Kaisha Ltd.	300	3,836
Ube Industries Ltd.	2,000	4,164

		259,493
MEXICO — 2.92%
Alpek SAB de CV	1,600	3,976
Cemex SAB de CV CPO[a]	17,500	19,101
Grupo Mexico SAB de CV Series B	6,537	24,373
Industrias CH SAB de CV Series Ba	400	3,297
Industrias Penoles SAB de CV	230	11,304
Mexichem SAB de CV	2,137	12,095
Minera Frisco SAB de CV Series A1[a]	1,700	7,299

		81,445
NETHERLANDS — 1.66%
Akzo Nobel NV	396	27,086
Koninklijke DSM NV	312	19,124

		46,210
NEW ZEALAND — 0.57%
Fletcher Building Ltd.	2,001	16,008

		16,008
NORWAY — 1.03%
Norsk Hydro ASA	2,019	9,652
Yara International ASA	357	19,009

		28,661
PERU — 0.75%
Compania de Minas Buenaventura SA SP ADR	346	10,238
Southern Copper Corp.	271	10,675

		20,913

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

POLAND — 0.58%
Jastrzebska Spolka Weglowa SA	78	$2,368
KGHM Polska Miedz SA	192	11,713
Synthos SA	1,231	2,087

		16,168
RUSSIA — 1.63%
Mechel OAO SP ADR	782	5,279
MMC Norilsk Nickel OJSC SP ADR	571	11,357
Novolipetsk Steel OJSC SP GDR[c]	411	8,713
Severstal OAO SP GDR[c]	442	5,503
Uralkali OJSC SP GDR[c]	384	14,646

		45,498
SOUTH AFRICA — 2.93%
African Rainbow Minerals Ltd.	141	3,180
Anglo American Platinum Ltd.	88	4,315
AngloGold Ashanti Ltd.	628	17,505
ArcelorMittal South Africa Ltd.[a]	568	2,229
Assore Ltd.	28	1,395
Gold Fields Ltd.	1,160	13,474
Harmony Gold Mining Co. Ltd.	614	4,043
Impala Platinum Holdings Ltd.	919	16,706
Kumba Iron Ore Ltd.	120	8,089
Northam Platinum Ltd.	509	2,100
PPC Ltd.	1,239	4,542
Sappi Ltd.[a]	1,165	4,078

		81,656
SOUTH KOREA — 2.07%
POSCO SP ADR	711	57,918

		57,918
SWEDEN — 0.39%
Boliden AB	594	10,978

		10,978
SWITZERLAND — 4.63%
EMS-Chemie Holding AG Registered	10	2,543
Givaudan SA Registered	18	20,007
Holcim Ltd. Registered	356	27,702
Sika AG Bearer	5	12,608
Syngenta AG Registered	154	66,454

		129,314
THAILAND — 1.39%
Indorama Ventures PCL NVDR	6,000	5,282

Security	Shares	Value

PTT Global Chemical PCL NVDR	5,317	$14,264
Siam Cement PCL NVDR	1,300	19,356

		38,902
TURKEY — 0.31%
Eregli Demir ve Celik Fabrikalari TAS	3,470	4,931
Koza Altin Isletmeleri AS	149	3,668

		8,599
UNITED KINGDOM — 16.68%
Anglo American PLC	2,157	64,515
Antofagasta PLC	576	10,429
BHP Billiton PLC	3,266	111,691
Croda International PLC	260	9,992
Eurasian Natural Resources Corp.	512	2,677
Evraz PLC	408	1,866
Fresnillo PLC	286	7,518
Glencore International PLC	6,123	38,195
Johnson Matthey PLC	380	13,646
Kazakhmys PLC	273	3,160
Randgold Resources Ltd.	136	12,872
Rexam PLC	1,267	9,411
Rio Tinto PLC	2,081	117,456
Vedanta Resources PLC	104	1,985
Xstrata PLC	3,215	60,224

		465,637

TOTAL COMMON STOCKS
(Cost: $2,398,920)		2,666,977

PREFERRED STOCKS — 4.27%

BRAZIL — 4.23%
Bradespar SA	120	1,829
Braskem SA Class A SP ADR	461	7,007
Gerdau SA SP ADR	1,747	15,426
Vale SA Class A SP ADR	4,872	93,786

		118,048
UNITED KINGDOM — 0.04%
Rexam PLC Class Ba	1,408	1,004

		1,004

TOTAL PREFERRED STOCKS
(Cost: $133,927)		119,052

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.45%

MONEY MARKET FUNDS — 0.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	10,743	$10,743
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	752	752
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	1,101	1,101

		12,596

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,596)		12,596

TOTAL INVESTMENTS IN SECURITIES — 100.28%
(Cost: $2,545,443)		2,798,625
Other Assets, Less Liabilities — (0.28)%		(7,744)

NET ASSETS — 100.00%		$2,790,881

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.34%

AUSTRALIA — 2.48%
Telstra Corp. Ltd.	13,887	$66,630

		66,630
AUSTRIA — 0.18%
Telekom Austria AG	662	4,900

		4,900
BELGIUM — 0.81%
Belgacom SA	445	13,579
Telenet Group Holding NV	172	8,136

		21,715
BRAZIL — 0.57%
Oi SA SP ADR	843	4,240
TIM Participacoes SA SP ADR	503	11,066

		15,306
CANADA — 4.91%
BCE Inc.	811	35,977
Bell Aliant Inc.	289	7,514
Rogers Communications Inc. Class B	1,185	54,988
TELUS Corp. NVS	499	33,531

		132,010
CHINA — 9.74%
China Communications Services Corp. Ltd. Class H	12,400	7,547
China Mobile Ltd.	18,500	203,356
China Telecom Corp. Ltd. Class H	46,000	25,030
China Unicom (Hong Kong) Ltd.	16,000	25,705

		261,638
CZECH REPUBLIC — 0.24%
Telefonica O2 Czech Republic AS	374	6,455

		6,455
DENMARK — 0.42%
TDC A/S	1,462	11,185

		11,185
EGYPT — 0.34%
Orascom Telecom Holding SAE SP GDR[a,b]	2,798	9,122

		9,122
FINLAND — 0.40%
Elisa OYJ	449	10,678

		10,678

Security	Shares	Value

FRANCE — 5.97%
France Telecom SA	5,458	$61,951
Iliad SA	82	15,193
Vivendi SA	3,885	83,269

		160,413
GERMANY — 3.93%
Deutsche Telekom AG Registered	8,585	105,509

		105,509
HONG KONG — 0.57%
HKT Trust and HKT Ltd.	6,000	5,593
PCCW Ltd.	22,000	9,730

		15,323
HUNGARY — 0.08%
Magyar Telekom Telecommunications PLC	1,087	2,051

		2,051
INDONESIA — 1.55%
PT Indosat Tbk	6,500	4,538
PT Telekomunikasi Indonesia (Persero) Tbk	34,500	34,358
PT XL Axiata Tbk	5,500	2,824

		41,720
ISRAEL — 0.29%
Bezeq The Israel Telecommunication Corp. Ltd.	6,761	7,920

		7,920
ITALY — 1.60%
Telecom Italia SpA	27,083	26,910
Telecom Italia SpA RNC	18,666	15,963

		42,873
JAPAN — 10.39%
KDDI Corp.	800	59,610
Nippon Telegraph and Telephone Corp.	1,300	54,558
NTT DOCOMO Inc.	45	68,491
SoftBank Corp.	2,700	96,450

		279,109
MEXICO — 5.53%
America Movil SAB de CV Series L	118,300	148,673

		148,673
MOROCCO — 0.34%
Maroc Telecom	710	9,185

		9,185

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

NETHERLANDS — 0.79%
Koninklijke KPN NV	2,815	$15,842
Ziggo NV	168	5,358

		21,200
NEW ZEALAND — 0.49%
Telecom Corp. of New Zealand Ltd.	6,463	13,171

		13,171
NORWAY — 1.81%
Telenor ASA	2,205	48,535

		48,535
PHILIPPINES — 0.76%
Globe Telecom Inc.	200	5,280
Philippine Long Distance Telephone Co.	220	15,065

		20,345
POLAND — 0.32%
Telekomunikacja Polska SA	2,194	8,502

		8,502
PORTUGAL — 0.48%
Portugal Telecom SGPS SA Registered	2,218	12,946

		12,946
RUSSIA — 2.11%
MegaFon OAO SP GDR[a]	138	3,727
Mobile TeleSystems OJSC SP ADR	1,690	33,225
Rostelecom OJSC SP ADR	386	9,361
Sistema JSFC SP GDR[b]	468	10,296

		56,609
SINGAPORE — 3.31%
Singapore Telecommunications Ltd.	27,000	76,345
StarHub Ltd.	4,000	12,603

		88,948
SOUTH AFRICA — 4.39%
MTN Group Ltd.	5,116	100,279
Vodacom Group Ltd.	1,255	17,529

		117,808
SOUTH KOREA — 0.47%
KT Corp. SP ADR	317	5,370
SK Telecom Co. Ltd. SP ADR	432	7,322

		12,692

Security	Shares	Value

SPAIN — 6.60%
Telefonica SA	12,226	$177,241

		177,241
SWEDEN — 2.98%
Millicom International Cellular SA SDR	187	17,222
Tele2 AB Class B	931	16,694
TeliaSonera AB	6,396	46,127

		80,043
SWITZERLAND — 1.24%
Swisscom AG Registered	75	33,237

		33,237
TAIWAN — 1.79%
Chunghwa Telecom Co. Ltd. SP ADR	1,506	48,147

		48,147
THAILAND — 0.86%
Advanced Information Service PCL NVDR	3,300	23,239

		23,239
TURKEY — 0.87%
Turk Telekomunikasyon AS	1,879	7,883
Turkcell Iletisim Hizmetleri ASa	2,483	15,456

		23,339
UNITED KINGDOM — 18.73%
BT Group PLC	23,420	92,308
Inmarsat PLC	1,411	14,429
Vodafone Group PLC	145,213	396,222

		502,959

TOTAL COMMON STOCKS
(Cost: $2,450,733)		2,641,376

PREFERRED STOCKS — 1.22%

BRAZIL — 1.22%
Oi SA SP ADR	2,442	10,037
Telefonica Brasil SA SP ADR	900	22,662

		32,699

TOTAL PREFERRED STOCKS
(Cost: $30,493)		32,699

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	98	$98

		98

TOTAL SHORT-TERM INVESTMENTS
(Cost: $98)		98

TOTAL INVESTMENTS IN SECURITIES — 99.56%
(Cost: $2,481,324)		2,674,173
Other Assets, Less Liabilities — 0.44%		11,735

NET ASSETS — 100.00%		$2,685,908

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	Affiliated issuer. See Note 2.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 97.20%

AUSTRALIA — 3.02%
AGL Energy Ltd.	6,573	$105,582
APA Group	9,519	57,289
SP AusNet	23,232	27,867

		190,738
AUSTRIA — 0.33%
Verbund AG	981	20,900

		20,900
BRAZIL — 2.41%
Centrais Eletricas Brasileiras SA SP ADR	3,849	13,664
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	1,884	83,857
CPFL Energia SA SP ADR	2,667	55,233

		152,754
CANADA — 3.07%
Canadian Utilities Ltd. Class A	741	56,566
Fortis Inc.	2,472	85,729
TransAlta Corp.	3,225	51,789

		194,084
CHILE — 3.20%
Empresa Nacional de Electricidad SA SP ADR	2,202	113,645
Enersis SA SP ADR	4,527	88,956

		202,601
CHINA — 4.72%
China Gas Holdings Ltd.	42,000	36,501
China Longyuan Power Group Corp. Ltd. Class H	30,000	25,143
China Resources Gas Group Ltd.	12,000	26,613
China Resources Power Holdings Co. Ltd.	24,000	66,379
Datang International Power Generation Co. Ltd. Class H	42,000	18,467
ENN Energy Holdings Ltd.	12,000	57,482
Guangdong Investment Ltd.	30,000	24,911
Huaneng Power International Inc. Class H	42,000	43,324

		298,820
CZECH REPUBLIC — 1.04%
CEZ AS	2,043	66,041

		66,041

Security	Shares	Value

FINLAND — 1.48%
Fortum OYJ	4,992	$93,578

		93,578
FRANCE — 7.09%
Electricite de France SA	2,844	54,606
GDF Suez	14,247	292,210
Suez Environnement SA	3,441	45,545
Veolia Environnement	4,386	56,535

		448,896
GERMANY — 8.88%
E.ON SE	20,145	350,150
RWE AG	5,637	211,989

		562,139
HONG KONG — 8.73%
Cheung Kong Infrastructure Holdings Ltd.	6,000	38,063
CLP Holdings Ltd.	22,500	191,332
Hong Kong and China Gas Co. Ltd. (The)	63,360	179,733
Power Assets Holdings Ltd.	16,500	142,970

		552,098
INDIA — 1.16%
GAIL (India) Ltd. SP GDR[a]	1,872	73,102

		73,102
INDONESIA — 1.15%
PT Perusahaan Gas Negara (Persero) Tbk	151,500	72,717

		72,717
ITALY — 7.92%
Enel Green Power SpA	19,464	40,133
Enel SpA	72,396	315,644
Snam SpA	17,265	87,274
Terna SpA	13,800	58,144

		501,195
JAPAN — 10.66%
Chubu Electric Power Co. Inc.	6,900	87,327
Chugoku Electric Power Co. Inc. (The)	3,300	43,465
Electric Power Development Co. Ltd.	1,200	27,574
Hokkaido Electric Power Co. Inc.	2,400	23,038
Hokuriku Electric Power Co.	2,100	23,195
Kansai Electric Power Co. Inc. (The)	8,700	82,939
Kyushu Electric Power Co. Inc.	5,100	49,122
Osaka Gas Co. Ltd.	21,000	78,928
Shikoku Electric Power Co. Inc.	2,100	25,773

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

Toho Gas Co. Ltd.	4,000	$21,433
Tohoku Electric Power Co. Inc.[b]	5,400	44,024
Tokyo Electric Power Co. Inc.[b]	17,100	39,911
Tokyo Gas Co. Ltd.	27,000	127,515

		674,244
NEW ZEALAND — 0.44%
Contact Energy Ltd.[b]	6,341	27,816

		27,816
PHILIPPINES — 1.03%
Aboitiz Power Corp.	42,300	39,612
Energy Development Corp.	147,000	25,834

		65,446
POLAND — 1.35%
ENEA SA	2,424	11,961
Polska Grupa Energetyczna SA	8,961	49,369
Tauron Polska Energia SA	15,939	24,296

		85,626
PORTUGAL — 1.10%
Energias de Portugal SA	21,555	69,490

		69,490
RUSSIA — 0.98%
RusHydro OJSC SP ADR	25,383	62,163

		62,163
SOUTH KOREA — 1.39%
Korea Electric Power Corp. SP ADR[b]	5,841	87,673

		87,673
SPAIN — 7.41%
Acciona SA	345	27,733
Enagas SA	2,067	48,904
Gas Natural SDG SA	3,972	79,284
Iberdrola SA	45,768	246,762
Red Electrica Corporacion SA	1,188	66,132

		468,815
THAILAND — 0.44%
Glow Energy PCL NVDR	10,500	27,817

		27,817
UNITED KINGDOM — 18.20%
Centrica PLC	57,033	316,661
National Grid PLC	39,927	437,735
Severn Trent PLC	2,748	70,667
SSE PLC	10,365	233,187

Security	Shares	Value

United Utilities Group PLC	8,028	$93,169

		1,151,419

TOTAL COMMON STOCKS
(Cost: $6,467,826)		6,150,172

PREFERRED STOCKS — 2.37%

BRAZIL — 2.17%
Centrais Eletricas Brasileiras SA Class B SP ADR	4,596	29,047
Companhia Energetica de Minas Gerais SP ADR	6,348	69,701
Companhia Paranaense de Energia Class B SP ADR	2,400	38,784

		137,532
GERMANY — 0.20%
RWE AG NVS	351	12,366

		12,366

TOTAL PREFERRED STOCKS
(Cost: $226,209)		149,898

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	5,356	5,356

		5,356

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,356)		5,356

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

January 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 99.65%
(Cost: $6,699,391)	$6,305,426
Other Assets, Less Liabilities — 0.35%	22,011

NET ASSETS — 100.00%	$6,327,437

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2013

	iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund	iShares MSCI ACWI ex US Consumer Staples Sector Index Fund	iShares MSCI ACWI ex US Energy Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$3,164,447	$6,334,492	$5,021,078
Affiliated (Note 2)	137,378	17,476	3,025

Total cost of investments	$3,301,825	$6,351,968	$5,024,103

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,456,074	$7,402,678	$5,567,748
Affiliated (Note 2)	137,378	17,476	3,025

Total fair value of investments	3,593,452	7,420,154	5,570,773
Foreign currencies, at value[b]	4,825	3,323	7,874
Receivables:
Due from custodian (Note 4)	—	94,856	—
Dividends and interest	4,293	10,198	1,134

Total Assets	3,602,570	7,528,531	5,579,781

LIABILITIES
Payables:
Investment securities purchased	—	94,856	—
Collateral for securities on loan (Note 5)	136,602	8,240	—
Investment advisory fees (Note 2)	1,387	1,770	2,265

Total Liabilities	137,989	104,866	2,265

NET ASSETS	$3,464,581	$7,423,665	$5,577,516

Net assets consist of:
Paid-in capital	$2,929,752	$6,359,385	$5,186,662
Undistributed (distributions in excess of) net investment income	(6,501)	2,226	(5,599)
Undistributed net realized gain (accumulated net realized loss)	249,780	(6,031)	(150,188)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	291,550	1,068,085	546,641

NET ASSETS	$3,464,581	$7,423,665	$5,577,516

Shares outstanding[c]	50,000	100,000	100,000

Net asset value per share	$69.29	$74.24	$55.78

[a]	Securities on loan with values of $129,916, $7,697 and $ —, respectively. See Note 5.
[b]	Cost of foreign currencies: $4,831, $3,331 and $7,880, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2013

	iShares MSCI ACWI ex US Financials Sector Index Fund	iShares MSCI ACWI ex US Health Care Sector Index Fund	iShares MSCI ACWI ex US Industrials Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,402,432	$7,941,971	$2,430,750
Affiliated (Note 2)	3,678	11,456	12,491

Total cost of investments	$2,406,110	$7,953,427	$2,443,241

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,437,538	$10,304,131	$2,929,078
Affiliated (Note 2)	3,678	11,456	12,491

Total fair value of investments	2,441,216	10,315,587	2,941,569
Foreign currencies, at value[b]	2,508	8,316	4,890
Receivables:
Investment securities sold	16	147,331	6
Dividends and interest	2,252	31,279	2,652
Capital shares sold	30,567	—	—

Total Assets	2,476,559	10,502,513	2,949,117

LIABILITIES
Payables:
Investment securities purchased	29,402	145,900	1,881
Collateral for securities on loan (Note 5)	3,441	8,775	10,446
Investment advisory fees (Note 2)	487	4,097	1,181

Total Liabilities	33,330	158,772	13,508

NET ASSETS	$2,443,229	$10,343,741	$2,935,609

Net assets consist of:
Paid-in capital	$2,516,956	$8,019,125	$2,551,119
Undistributed (distributions in excess of) net investment income	(17,536)	(26,224)	1,822
Accumulated net realized loss	(91,399)	(11,450)	(115,656)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	35,208	2,362,290	498,324

NET ASSETS	$2,443,229	$10,343,741	$2,935,609

Shares outstanding[c]	100,000	150,000	50,000

Net asset value per share	$24.43	$68.96	$58.71

[a]	Securities on loan with values of $3,348, $7,784 and $9,782, respectively. See Note 5.
[b]	Cost of foreign currencies: $2,506, $8,256 and $4,896, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2013

	iShares MSCI ACWI ex US Information Technology Sector Index Fund	iShares MSCI ACWI ex US Materials Sector Index Fund	iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,466,313	$2,532,847	$2,481,226
Affiliated (Note 2)	76,659	12,596	98

Total cost of investments	$2,542,972	$2,545,443	$2,481,324

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,904,693	$2,786,029	$2,674,075
Affiliated (Note 2)	76,659	12,596	98

Total fair value of investments	2,981,352	2,798,625	2,674,173
Foreign currencies, at value[b]	1,368	3,256	2,055
Receivables:
Dividends and interest	3,388	1,631	10,758

Total Assets	2,986,108	2,803,512	2,686,986

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	76,194	11,495	—
Investment advisory fees (Note 2)	1,184	1,136	1,078

Total Liabilities	77,378	12,631	1,078

NET ASSETS	$2,908,730	$2,790,881	$2,685,908

Net assets consist of:
Paid-in capital	$2,586,789	$2,649,224	$2,546,572
Distributions in excess of net investment income	(1,588)	(10,268)	(1,676)
Accumulated net realized loss	(114,736)	(101,171)	(51,753)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	438,265	253,096	192,765

NET ASSETS	$2,908,730	$2,790,881	$2,685,908

Shares outstanding[c]	50,000	50,000	50,000

Net asset value per share	$58.17	$55.82	$53.72

[a]	Securities on loan with values of $72,023, $10,835 and $ —, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,351, $3,329 and $2,055, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2013

iShares MSCI ACWI ex US Utilities Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$6,694,035
Affiliated (Note 2)	5,356

Total cost of investments	$6,699,391

Investments in securities, at fair value (Note 1):
Unaffiliated	$6,300,070
Affiliated (Note 2)	5,356

Total fair value of investments	6,305,426
Foreign currencies, at value[a]	6,851
Receivables:
Dividends and interest	17,742

Total Assets	6,330,019

LIABILITIES
Payables:
Investment advisory fees (Note 2)	2,582

Total Liabilities	2,582

NET ASSETS	$6,327,437

Net assets consist of:
Paid-in capital	$6,797,823
Undistributed net investment income	17,878
Accumulated net realized loss	(94,390)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(393,874)

NET ASSETS	$6,327,437

Shares outstanding[b]	150,000

Net asset value per share	$42.18

[a]	Cost of foreign currencies: $6,835.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2013

	iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund	iShares MSCI ACWI ex US Consumer Staples Sector Index Fund	iShares MSCI ACWI ex US Energy Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$26,682	$32,547	$77,628
Interest — affiliated (Note 2)	1	1	2
Securities lending income — affiliated (Note 2)	678	261	29

Total investment income	27,361	32,809	77,659

EXPENSES
Investment advisory fees (Note 2)	8,427	8,721	13,240

Total expenses	8,427	8,721	13,240

Net investment income	18,934	24,088	64,419

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(30,861)	13,797	(100,689)
In-kind redemptions — unaffiliated	416,439	—	—
Foreign currency transactions	(17)	(26)	852

Net realized gain (loss)	385,561	13,771	(99,837)

Net change in unrealized appreciation/depreciation on:
Investments	334,861	432,173	483,322
Translation of assets and liabilities in foreign currencies	(72)	353	(35)

Net change in unrealized appreciation/depreciation	334,789	432,526	483,287

Net realized and unrealized gain	720,350	446,297	383,450

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$739,284	$470,385	$447,869

[a]	Net of foreign withholding tax of $1,925, $1,197 and $8,118, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2013

	iShares MSCI ACWI ex US Financials Sector Index Fund	iShares MSCI ACWI ex US Health Care Sector Index Fund	iShares MSCI ACWI ex US Industrials Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$21,773	$64,226	$24,810
Interest — affiliated (Note 2)	1	2	1
Securities lending income — affiliated (Note 2)	120	223	357

Total investment income	21,894	64,451	25,168

EXPENSES
Investment advisory fees (Note 2)	3,747	23,282	6,507

Total expenses	3,747	23,282	6,507

Net investment income	18,147	41,169	18,661

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	6,668	27,793	(21,970)
In-kind redemptions — unaffiliated	(38,569)	—	—
Foreign currency transactions	(27)	175	(323)

Net realized gain (loss)	(31,928)	27,968	(22,293)

Net change in unrealized appreciation/depreciation on:
Investments	398,561	1,181,235	448,081
Translation of assets and liabilities in foreign currencies	32	2,098	22

Net change in unrealized appreciation/depreciation	398,593	1,183,333	448,103

Net realized and unrealized gain	366,665	1,211,301	425,810

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$384,812	$1,252,470	$444,471

[a]	Net of foreign withholding tax of $1,067, $2,790 and $2,349, respectively.

See notes to financial statements.

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2013

	iShares MSCI ACWI ex US Information Technology Sector Index Fund	iShares MSCI ACWI ex US Materials Sector Index Fund	iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$11,891	$26,339	$40,611
Interest — affiliated (Note 2)	1	1	1
Securities lending income — affiliated (Note 2)	964	227	161

Total investment income	12,856	26,567	40,773

EXPENSES
Investment advisory fees (Note 2)	6,516	6,364	6,397

Total expenses	6,516	6,364	6,397

Net investment income	6,340	20,203	34,376

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(41,306)	(40,291)	(16,433)
Foreign currency transactions	(157)	64	25

Net realized loss	(41,463)	(40,227)	(16,408)

Net change in unrealized appreciation/depreciation on:
Investments	480,133	420,737	92,931
Translation of assets and liabilities in foreign currencies	(190)	(31)	(181)

Net change in unrealized appreciation/depreciation	479,943	420,706	92,750

Net realized and unrealized gain	438,480	380,479	76,342

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$444,820	$400,682	$110,718

[a]	Net of foreign withholding tax of $1,245, $1,520 and $2,815, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2013

iShares MSCI ACWI ex US Utilities Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$93,561
Interest — affiliated (Note 2)	2
Securities lending income — affiliated (Note 2)	215

Total investment income	93,778

EXPENSES
Investment advisory fees (Note 2)	15,041

Total expenses	15,041

Net investment income	78,737

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(8,572)
Foreign currency transactions	511

Net realized loss	(8,061)

Net change in unrealized appreciation/depreciation on:
Investments	473,894
Translation of assets and liabilities in foreign currencies	17

Net change in unrealized appreciation/depreciation	473,911

Net realized and unrealized gain	465,850

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$544,587

[a]	Net of foreign withholding tax of $7,732.

See notes to financial statements.

60	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund		iShares MSCI ACWI ex US Consumer Staples Sector Index Fund
	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$18,934	$112,363	$24,088	$75,527
Net realized gain (loss)	385,561	(117,360)	13,771	(17,454)
Net change in unrealized appreciation/depreciation	334,789	(757,913)	432,526	93,116

Net increase (decrease) in net assets resulting from operations	739,284	(762,910)	470,385	151,189

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(27,107)	(115,431)	(24,152)	(78,009)

Total distributions to shareholders	(27,107)	(115,431)	(24,152)	(78,009)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	3,664,135	—
Cost of shares redeemed	(3,050,936)	—	—	—

Net increase (decrease) in net assets from capital share transactions	(3,050,936)	—	3,664,135	—

INCREASE (DECREASE) IN NET ASSETS	(2,338,759)	(878,341)	4,110,368	73,180

NET ASSETS
Beginning of period	5,803,340	6,681,681	3,313,297	3,240,117

End of period	$3,464,581	$5,803,340	$7,423,665	$3,313,297

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(6,501)	$1,672	$2,226	$2,290

SHARES ISSUED AND REDEEMED
Shares sold	—	—	50,000	—
Shares redeemed	(50,000)	—	—	—

Net increase (decrease) in shares outstanding	(50,000)	—	50,000	—

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Energy Sector Index Fund		iShares MSCI ACWI ex US Financials Sector Index Fund
	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$64,419	$174,806	$18,147	$70,956
Net realized loss	(99,837)	(27,611)	(31,928)	(35,783)
Net change in unrealized appreciation/depreciation	483,287	(1,098,423)	398,593	(350,982)

Net increase (decrease) in net assets resulting from operations	447,869	(951,228)	384,812	(315,809)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(69,934)	(174,830)	(27,840)	(78,017)

Total distributions to shareholders	(69,934)	(174,830)	(27,840)	(78,017)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	1,221,620	—
Cost of shares redeemed	—	—	(1,111,219)	—

Net increase in net assets from capital share transactions	—	—	110,401	—

INCREASE (DECREASE) IN NET ASSETS	377,935	(1,126,058)	467,373	(393,826)

NET ASSETS
Beginning of period	5,199,581	6,325,639	1,975,856	2,369,682

End of period	$5,577,516	$5,199,581	$2,443,229	$1,975,856

Distributions in excess of net investment income included in net assets at end of period	$(5,599)	$(84)	$(17,536)	$(7,843)

SHARES ISSUED AND REDEEMED
Shares sold	—	—	50,000	—
Shares redeemed	—	—	(50,000)	—

Net increase (decrease) in shares outstanding	—	—	—	—

See notes to financial statements.

62	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Health Care Sector Index Fund		iShares MSCI ACWI ex US Industrials Sector Index Fund
	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$41,169	$219,185	$18,661	$73,515
Net realized gain (loss)	27,968	(17,154)	(22,293)	(346,986)
Net change in unrealized appreciation/depreciation	1,183,333	615,652	448,103	(954,814)

Net increase (decrease) in net assets resulting from operations	1,252,470	817,683	444,471	(1,228,285)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(58,036)	(226,608)	(17,947)	(81,199)

Total distributions to shareholders	(58,036)	(226,608)	(17,947)	(81,199)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	5,510,255	—	—
Cost of shares redeemed	—	—	—	(2,242,415)

Net increase (decrease) in net assets from capital share transactions	—	5,510,255	—	(2,242,415)

INCREASE (DECREASE) IN NET ASSETS	1,194,434	6,101,330	426,524	(3,551,899)

NET ASSETS
Beginning of period	9,149,307	3,047,977	2,509,085	6,060,984

End of period	$10,343,741	$9,149,307	$2,935,609	$2,509,085

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(26,224)	$(9,357)	$1,822	$1,108

SHARES ISSUED AND REDEEMED
Shares sold	—	100,000	—	—
Shares redeemed	—	—	—	(50,000)

Net increase (decrease) in shares outstanding	—	100,000	—	(50,000)

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Information Technology Sector Index Fund		iShares MSCI ACWI ex US Materials Sector Index Fund
	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,340	$32,129	$20,203	$82,715
Net realized loss	(41,463)	(69,045)	(40,227)	(82,807)
Net change in unrealized appreciation/depreciation	479,943	(188,539)	420,706	(1,677,312)

Net increase (decrease) in net assets resulting from operations	444,820	(225,455)	400,682	(1,677,404)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(17,192)	(52,338)	(26,039)	(86,487)
Return of capital	—	—	—	(160)

Total distributions to shareholders	(17,192)	(52,338)	(26,039)	(86,647)

CAPITAL SHARE TRANSACTIONS:
Cost of shares redeemed	—	—	—	(2,516,902)

Net decrease in net assets from capital share transactions	—	—	—	(2,516,902)

INCREASE (DECREASE) IN NET ASSETS	427,628	(277,793)	374,643	(4,280,953)

NET ASSETS
Beginning of period	2,481,102	2,758,895	2,416,238	6,697,191

End of period	$2,908,730	$2,481,102	$2,790,881	$2,416,238

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,588)	$9,264	$(10,268)	$(4,432)

SHARES REDEEMED
Shares redeemed	—	—	—	(50,000)

Net decrease in shares outstanding	—	—	—	(50,000)

See notes to financial statements.

64	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund		iShares MSCI ACWI ex US Utilities Sector Index Fund
	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$34,376	$142,204	$78,737	$200,753
Net realized loss	(16,408)	(33,760)	(8,061)	(69,388)
Net change in unrealized appreciation/depreciation	92,750	(327,497)	473,911	(870,355)

Net increase (decrease) in net assets resulting from operations	110,718	(219,053)	544,587	(738,990)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(37,910)	(145,249)	(89,302)	(185,188)

Total distributions to shareholders	(37,910)	(145,249)	(89,302)	(185,188)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	—	4,312,617

Net increase in net assets from capital share transactions	—	—	—	4,312,617

INCREASE (DECREASE) IN NET ASSETS	72,808	(364,302)	455,285	3,388,439

NET ASSETS
Beginning of period	2,613,100	2,977,402	5,872,152	2,483,713

End of period	$2,685,908	$2,613,100	$6,327,437	$5,872,152

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,676)	$1,858	$17,878	$28,443

SHARES ISSUED
Shares sold	—	—	—	100,000

Net increase in shares outstanding	—	—	—	100,000

See notes to financial statements.

FINANCIAL STATEMENTS	65

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$58.03	$66.82	$54.78	$53.34

Income from investment operations:
Net investment income (loss)[b]	0.34	1.12	1.06	(0.01)
Net realized and unrealized gain (loss)[c]	11.46	(8.76)	12.03	1.45

Total from investment operations	11.80	(7.64)	13.09	1.44

Less distributions from:
Net investment income	(0.54)	(1.15)	(1.05)	—

Total distributions	(0.54)	(1.15)	(1.05)	—

Net asset value, end of period	$69.29	$58.03	$66.82	$54.78

Total return	20.39%[d]	(11.35)%	23.96%	2.70%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,465	$5,803	$6,682	$5,478
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[e]	1.08%	1.92%	1.67%	(0.32)%
Portfolio turnover rate[f]	2%	8%	7%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI ACWI ex US Consumer Staples Sector Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$66.27	$64.80	$54.49	$54.19

Income from investment operations:
Net investment income[b]	0.47	1.51	1.47	0.01
Net realized and unrealized gain[c]	7.98	1.52	10.52	0.29

Total from investment operations	8.45	3.03	11.99	0.30

Less distributions from:
Net investment income	(0.48)	(1.56)	(1.68)	—

Total distributions	(0.48)	(1.56)	(1.68)	—

Net asset value, end of period	$74.24	$66.27	$64.80	$54.49

Total return	12.79%[d]	4.87%	22.15%	0.56%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,424	$3,313	$3,240	$5,449
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.33%	2.41%	2.44%	0.40%
Portfolio turnover rate[f]	2%	5%	4%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI ACWI ex US Energy Sector Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$52.00	$63.26	$52.42	$51.87

Income from investment operations:
Net investment income (loss)[b]	0.64	1.75	1.43	(0.00)[c]
Net realized and unrealized gain (loss)[d]	3.84	(11.26)	10.82	0.55

Total from investment operations	4.48	(9.51)	12.25	0.55

Less distributions from:
Net investment income	(0.70)	(1.75)	(1.41)	—

Total distributions	(0.70)	(1.75)	(1.41)	—

Net asset value, end of period	$55.78	$52.00	$63.26	$52.42

Total return	8.66%[e]	(15.00)%	23.47%	1.06%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,578	$5,200	$6,326	$5,242
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[f]	2.34%	3.16%	2.33%	(0.17)%
Portfolio turnover rate[g]	2%	6%	7%	0%[h]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Rounds to less than 1%.

See notes to financial statements.

68	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI ACWI ex US Financials Sector Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$19.76	$23.70	$23.14	$24.07

Income from investment operations:
Net investment income[b]	0.25	0.71	0.69	0.38
Net realized and unrealized gain (loss)[c]	4.98	(3.87)	0.61	(0.95)

Total from investment operations	5.23	(3.16)	1.30	(0.57)

Less distributions from:
Net investment income	(0.56)	(0.78)	(0.74)	(0.36)

Total distributions	(0.56)	(0.78)	(0.74)	(0.36)

Net asset value, end of period	$24.43	$19.76	$23.70	$23.14

Total return	26.66%[d]	(13.12)%	5.61%	(2.27)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,443	$1,976	$2,370	$2,314
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.32%	3.56%	2.82%	3.23%
Portfolio turnover rate[f]	3%	5%	6%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI ACWI ex US Health Care Sector Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$61.00	$60.96	$49.57	$50.67

Income from investment operations:
Net investment income[b]	0.27	1.69	1.47	0.06
Net realized and unrealized gain (loss)[c]	8.08	(0.14)	12.31	(1.16)

Total from investment operations	8.35	1.55	13.78	(1.10)

Less distributions from:
Net investment income	(0.39)	(1.51)	(2.39)	—

Total distributions	(0.39)	(1.51)	(2.39)	—

Net asset value, end of period	$68.96	$61.00	$60.96	$49.57

Total return	13.72%[d]	2.72%	28.04%	(2.17)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,344	$9,149	$3,048	$4,957
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.85%	2.95%	2.62%	2.40%
Portfolio turnover rate[f]	5%	10%	8%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI ACWI ex US Industrials Sector Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$50.18	$60.61	$51.93	$50.75

Income from investment operations:
Net investment income (loss)[b]	0.37	1.25	1.28	(0.00)[c]
Net realized and unrealized gain (loss)[d]	8.52	(10.06)	8.66	1.18

Total from investment operations	8.89	(8.81)	9.94	1.18

Less distributions from:
Net investment income	(0.36)	(1.62)	(1.26)	—

Total distributions	(0.36)	(1.62)	(1.26)	—

Net asset value, end of period	$58.71	$50.18	$60.61	$51.93

Total return	17.75%[e]	(14.40)%	19.17%	2.32%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,936	$2,509	$6,061	$5,193
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[f]	1.38%	2.43%	2.14%	(0.10)%
Portfolio turnover rate[g]	2%	6%	9%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI ACWI ex US Information Technology Sector Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$49.62	$55.18	$52.57	$51.74

Income from investment operations:
Net investment income[b]	0.13	0.64	0.79	0.00 [c]
Net realized and unrealized gain (loss)[d]	8.76	(5.15)	2.32	0.83

Total from investment operations	8.89	(4.51)	3.11	0.83

Less distributions from:
Net investment income	(0.34)	(1.05)	(0.50)	—

Total distributions	(0.34)	(1.05)	(0.50)	—

Net asset value, end of period	$58.17	$49.62	$55.18	$52.57

Total return	17.94%[e]	(8.12)%	5.88%	1.60%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,909	$2,481	$2,759	$5,257
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	0.47%	1.26%	1.38%	0.09%
Portfolio turnover rate[g]	2%	4%	4%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI ACWI ex US Materials Sector Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$48.32	$66.97	$54.25	$52.08

Income from investment operations:
Net investment income (loss)[b]	0.40	1.19	0.90	(0.01)
Net realized and unrealized gain (loss)[c]	7.62	(18.64)	12.76	2.18

Total from investment operations	8.02	(17.45)	13.66	2.17

Less distributions from:
Net investment income	(0.52)	(1.20)	(0.94)	—
Return of capital	—	(0.00)[d]	—	—

Total distributions	(0.52)	(1.20)	(0.94)	—

Net asset value, end of period	$55.82	$48.32	$66.97	$54.25

Total return	16.62%[e]	(26.08)%	25.21%	4.17%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,791	$2,416	$6,697	$5,425
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[f]	1.52%	2.20%	1.39%	(0.22)%
Portfolio turnover rate[g]	7%	5%	5%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$52.26	$59.55	$53.15	$51.31

Income from investment operations:
Net investment income[b]	0.69	2.84	2.31	0.03
Net realized and unrealized gain (loss)[c]	1.53	(7.22)	7.28	1.81

Total from investment operations	2.22	(4.38)	9.59	1.84

Less distributions from:
Net investment income	(0.76)	(2.91)	(3.19)	—

Total distributions	(0.76)	(2.91)	(3.19)	—

Net asset value, end of period	$53.72	$52.26	$59.55	$53.15

Total return	4.29%[d]	(7.11)%	18.30%	3.58%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,686	$2,613	$2,977	$5,315
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.58%	5.37%	3.96%	1.36%
Portfolio turnover rate[f]	2%	11%	5%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI ACWI ex US Utilities Sector Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$39.15	$49.67	$51.67	$50.55

Income from investment operations:
Net investment income[b]	0.52	2.36	2.26	0.04
Net realized and unrealized gain (loss)[c]	3.11	(11.14)	(0.84)	1.08

Total from investment operations	3.63	(8.78)	1.42	1.12

Less distributions from:
Net investment income	(0.60)	(1.74)	(3.42)	—

Total distributions	(0.60)	(1.74)	(3.42)	—

Net asset value, end of period	$42.18	$39.15	$49.67	$51.67

Total return	9.27%[d]	(17.75)%	2.65%	2.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,327	$5,872	$2,484	$5,167
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.51%	5.61%	4.19%	1.70%
Portfolio turnover rate[f]	2%	9%	6%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI ACWI ex US Sector Index Fund	Diversification Classification
Consumer Discretionary	Non-diversified
Consumer Staples	Non-diversified
Energy	Non-diversified
Financials	Non-diversified
Health Care	Non-diversified

iShares MSCI ACWI ex US Sector Index Fund	Diversification Classification
Industrials	Non-diversified
Information Technology	Non-diversified
Materials	Non-diversified
Telecommunication Services	Non-diversified
Utilities	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

76	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares MSCI ACWI ex US Sector Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
Consumer Discretionary
Assets:
Common Stocks	$3,329,163	$—	$—		$3,329,163
Preferred Stocks	126,911	—	—		126,911
Short-Term Investments	137,378	—	—		137,378

	$3,593,452	$—	$—		$3,593,452

Consumer Staples
Assets:
Common Stocks	$7,123,711	$—	$—		$7,123,711
Preferred Stocks	278,967	—	—		278,967
Short-Term Investments	17,476	—	—		17,476

	$7,420,154	$—	$—		$7,420,154

Energy
Assets:
Common Stocks	$5,420,300	$—	$—		$5,420,300
Preferred Stocks	147,448	—	—		147,448
Short-Term Investments	3,025	—	—		3,025

	$5,570,773	$—	$—		$5,570,773

Financials
Assets:
Common Stocks	$2,382,039	$—	$0	[a]	$2,382,039
Preferred Stocks	54,881	—	—		54,881
Rights	—	618	—		618
Short-Term Investments	3,678	—	—		3,678

	$2,440,598	$618	$0	[a]	$2,441,216

78	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI ACWI ex US Sector Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Health Care
Assets:
Common Stocks	$10,304,131	$—	$—	$10,304,131
Short-Term Investments	11,456	—	—	11,456

	$10,315,587	$—	$—	$10,315,587

Industrials
Assets:
Common Stocks	$2,929,078	$—	$—	$2,929,078
Short-Term Investments	12,491	—	—	12,491

	$2,941,569	$—	$—	$2,941,569

Information Technology
Assets:
Common Stocks	$2,904,693	$—	$—	$2,904,693
Short-Term Investments	76,659	—	—	76,659

	$2,981,352	$—	$—	$2,981,352

Materials
Assets:
Common Stocks	$2,666,977	$—	$—	$2,666,977
Preferred Stocks	118,048	1,004	—	119,052
Short-Term Investments	12,596	—	—	12,596

	$2,797,621	$1,004	$—	$2,798,625

Telecommunication Services
Assets:
Common Stocks	$2,641,376	$—	$—	$2,641,376
Preferred Stocks	32,699	—	—	32,699
Short-Term Investments	98	—	—	98

	$2,674,173	$—	$—	$2,674,173

Utilities
Assets:
Common Stocks	$6,150,172	$—	$—	$6,150,172
Preferred Stocks	149,898	—	—	149,898
Short-Term Investments	5,356	—	—	5,356

	$6,305,426	$—	$—	$6,305,426

[a]	Rounds to less than $1.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of January 31, 2013, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

80	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.48% based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended January 31, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI ACWI ex US Sector Index Fund	Securities Lending Agent Fees
Consumer Discretionary	$365
Consumer Staples	140
Energy	16
Financials	65
Health Care	120

iShares MSCI ACWI ex US Sector Index Fund	Securities Lending Agent Fees
Industrials	$192
Information Technology	519
Materials	122
Telecommunication Services	87
Utilities	116

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2013 were as follows:

iShares MSCI ACWI ex US Sector Index Fund	Purchases	Sales
Consumer Discretionary	$57,146	$135,867
Consumer Staples	92,257	83,108
Energy	124,785	116,187
Financials	56,981	92,533
Health Care	506,042	518,766
Industrials	42,087	41,322
Information Technology	61,279	45,538
Materials	194,172	197,123
Telecommunication Services	62,109	54,735
Utilities	126,533	119,229

In-kind transactions (see Note 4) for the six months ended January 31, 2013 were as follows:

iShares MSCI ACWI ex US Sector Index Fund	In-kind Purchases	In-kind Sales
Consumer Discretionary	$—	$2,970,975
Consumer Staples	3,648,760	—
Financials	1,191,052	1,053,645

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

82	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of January 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of January 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of July 31, 2012, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares MSCI ACWI ex US Sector Index Fund	Non- Expiring [a]	Expiring 2019	Total
Consumer Discretionary	$35,535	$1,590	$37,125
Consumer Staples	6,777	2,598	9,375
Energy	28,478	5,251	33,729
Financials	9,491	9,584	19,075
Health Care	16,574	3,102	19,676
Industrials	32,359	2,652	35,011
Information Technology	744	3,254	3,998
Materials	32,081	5,180	37,261
Telecommunication Services	8,776	1,539	10,315
Utilities	12,094	1,888	13,982

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI ACWI ex US Sector Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Consumer Discretionary	$3,302,327	$546,918	$(255,793)	$291,125
Consumer Staples	6,353,052	1,112,357	(45,255)	1,067,102
Energy	5,032,370	862,738	(324,335)	538,403
Financials	2,427,598	168,161	(154,543)	13,618
Health Care	7,990,720	2,446,567	(121,700)	2,324,867
Industrials	2,443,760	616,790	(118,981)	497,809
Information Technology	2,556,657	724,247	(299,552)	424,695
Materials	2,549,963	485,099	(236,437)	248,662
Telecommunication Services	2,487,398	388,766	(201,991)	186,775
Utilities	6,718,036	573,716	(986,326)	(412,610)

Management has reviewed the tax positions as of January 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

84	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares MSCI ACWI ex US Sector Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Consumer Discretionary	$0.37227	$—	$0.16987	$0.54214	69%	—%	31%	100%
Consumer Staples	0.46546	—	0.01758	0.48304	96	—	4	100
Energy	0.60937	—	0.08997	0.69934	87	—	13	100
Financials	0.49242	—	0.06438	0.55680	88	—	12	100
Industrials	0.31502	—	0.04392	0.35894	88	—	12	100
Information Technology	0.27909	—	0.06475	0.34384	81	—	19	100
Materials	0.38646	—	0.13432	0.52078	74	—	26	100
Telecommunication Services	0.69211	—	0.06609	0.75820	91	—	9	100
Utilities	0.53011	—	0.06524	0.59535	89	—	11	100

SUPPLEMENTAL INFORMATION	85

Notes:

86	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-76-0113

January 31, 2013

2013 Semi-Annual Report

iShares Trust

iShares FTSE China 25 Index Fund  |  FXI  |  NYSE Arca

iShares FTSE China (HK Listed) Index Fund  |  FCHI  |  NASDAQ

Fund Performance Overview

iSHARES® FTSE CHINA 25 INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.43%	9.69%	10.65%	(0.34)%	(1.01)%	0.62%	12.47%	12.49%	13.17%

Cumulative Total Returns
Year Ended 1/31/13			Five Years Ended 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.43%	9.69%	10.65%	(1.69)%	(4.97)%	3.16%	166.09%	166.38%	180.02%

Total returns for the period since inception are calculated from the inception date of the Fund (10/5/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/8/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE China 25 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE China 25 Index (the “Index”). The Index is designed to represent the performance of 25 of the largest and most liquid companies in the Chinese equity market that are available to international investors. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 20.48%, net of fees, while the total return for the Index was 21.02%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Financial	59.81%
Energy	21.07
Communications	16.23
Industrial	1.94
Basic Materials	0.88
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

China Construction Bank Corp. Class H	9.07%
China Mobile Ltd.	9.06
Industrial and Commercial Bank of China Ltd. Class H	8.06
CNOOC Ltd.	6.28
Bank of China Ltd. Class H	6.26
Agricultural Bank of China Ltd. Class H	4.20
Ping An Insurance (Group) Co. of China Ltd. Class H	4.17
China Pacific Insurance (Group) Co. Ltd. Class H	4.12
China Life Insurance Co. Ltd. Class H	4.09
China Petroleum & Chemical Corp. Class H	4.08

TOTAL	59.39%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/13			Inception to 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.42%	14.00%	14.59%	2.58%	2.55%	3.76%	12.47%	12.30%	18.51%

Total returns for the period since inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE China (HK Listed) Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE China (HK Listed) Index (the “Index”). The Index is designed to track the performance of the large- and mid-capitalization companies in the Chinese equity market that are available to international investors. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 21.16%, net of fees, while the total return for the Index was 21.70%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets
Financial	47.56%
Energy	18.63
Communications	13.52
Industrial	6.15
Consumer Cyclical	4.51
Utilities	2.70
Basic Materials	2.47
Consumer Non-Cyclical	2.36
Technology	1.33
Diversified	0.75
Short-Term and Other Net Assets	0.02

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets
China Mobile Ltd.	10.02%
China Construction Bank Corp. Class H	9.49
Industrial and Commercial Bank of China Ltd. Class H	7.47
Bank of China Ltd. Class H	6.28
CNOOC Ltd.	5.63
PetroChina Co. Ltd. Class H	4.59
China Life Insurance Co. Ltd. Class H	3.81
Ping An Insurance (Group) Co. of China Ltd. Class H	3.25
China Petroleum & Chemical Corp. Class H	3.09
China Shenhua Energy Co. Ltd. Class H	2.23

TOTAL	55.86%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares FTSE Index Fund	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
China 25
Actual	$1,000.00	$1,204.80	0.73%	$4.06
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.73	3.72
China (HK Listed)
Actual	1,000.00	1,211.60	0.73	4.07
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.73	3.72

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® FTSE CHINA 25 INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.93%

BANKS — 40.58%
Agricultural Bank of China Ltd. Class H	714,066,000	$388,544,713
Bank of China Ltd. Class H	1,176,337,000	579,409,109
Bank of Communications Co. Ltd. Class H	369,062,200	313,123,496
China CITIC Bank Corp. Ltd. Class H	392,258,000	267,557,839
China Construction Bank Corp. Class H	972,156,320	838,595,291
China Merchants Bank Co. Ltd. Class H	137,407,575	329,189,961
China Minsheng Banking Corp. Ltd. Class H	203,037,500	291,643,060
Industrial and Commercial Bank of China Ltd. Class H	990,267,995	745,685,654

		3,753,749,123
BUILDING MATERIALS — 1.94%
Anhui Conch Cement Co. Ltd. Class Ha	45,655,500	179,254,719

		179,254,719
COAL — 6.87%
China Coal Energy Co. Class H	144,215,000	160,848,398
China Shenhua Energy Co. Ltd. Class H	83,072,500	357,226,211
Yanzhou Coal Mining Co. Ltd. Class Ha	68,805,000	117,639,649

		635,714,258
DIVERSIFIED FINANCIAL SERVICES — 0.90%
CITIC Securities Co. Ltd. Class Ha	31,012,500	82,774,644

		82,774,644
INSURANCE — 14.50%
China Life Insurance Co. Ltd. Class H	112,730,000	377,922,765
China Pacific Insurance (Group) Co. Ltd. Class H	97,534,400	381,057,613
PICC Property and Casualty Co. Ltd. Class H	129,126,000	196,465,321

Security	Shares	Value

Ping An Insurance (Group) Co. of China Ltd. Class H	43,047,000	$386,038,147

		1,341,483,846
MINING — 0.88%
Zijin Mining Group Co. Ltd. Class Ha	210,927,000	81,319,287

		81,319,287
OIL & GAS — 14.20%
China Petroleum & Chemical Corp. Class H	311,396,000	377,826,879
CNOOC Ltd.	281,213,000	580,882,246
PetroChina Co. Ltd. Class H	248,802,000	354,812,729

		1,313,521,854
REAL ESTATE — 3.83%
China Overseas Land & Investment Ltd.[a]	114,380,000	354,695,249

		354,695,249
TELECOMMUNICATIONS — 16.23%
China Mobile Ltd.	76,280,000	838,484,946
China Telecom Corp. Ltd. Class H	568,652,000	309,420,597
China Unicom (Hong Kong) Ltd.	220,004,000	353,458,815

		1,501,364,358

TOTAL COMMON STOCKS (Cost: $8,770,214,462)		9,243,877,338

SHORT-TERM INVESTMENTS — 1.93%

MONEY MARKET FUNDS — 1.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c,d]	162,309,201	162,309,201
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c,d]	11,359,650	11,359,650
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	4,521,207	4,521,207

		178,190,058

TOTAL SHORT-TERM INVESTMENTS (Cost: $178,190,058)		178,190,058

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA 25 INDEX FUND

January 31, 2013

Value
TOTAL INVESTMENTS IN SECURITIES — 101.86% (Cost: $8,948,404,520)	$9,422,067,396
Other Assets, Less Liabilities — (1.86)%	(171,667,785)

NET ASSETS — 100.00%	$9,250,399,611

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.98%

AGRICULTURE — 0.20%
China Agri-Industries Holdings Ltd.	118,300	$72,150

		72,150
AIRLINES — 0.62%
Air China Ltd. Class H	126,000	107,877
China Eastern Airlines Corp. Ltd. Class Ha	98,000	44,606
China Southern Airlines Co. Ltd. Class H	113,000	67,897

		220,380
AUTO MANUFACTURERS — 2.48%
Brilliance China Automotive Holdings Ltd.[a]	140,000	188,099
BYD Co. Ltd. Class Ha	31,500	105,399
Dongfeng Motor Group Co. Ltd. Class H	140,000	228,535
Great Wall Motor Co. Ltd. Class H	56,000	227,813
Guangzhou Automobile Group Co. Ltd. Class H	126,415	105,787
Sinotruk (Hong Kong) Ltd.	42,000	28,106

		883,739
AUTO PARTS & EQUIPMENT — 0.30%
Weichai Power Co. Ltd. Class Ha	25,680	105,958

		105,958
BANKS — 30.65%
Agricultural Bank of China Ltd. Class H	1,253,000	681,795
Bank of China Ltd. Class H	4,550,000	2,241,119
Bank of Communications Co. Ltd. Class H	574,500	487,423
China CITIC Bank Corp. Ltd. Class H	609,200	415,533
China Construction Bank Corp. Class H	3,927,680	3,388,070
China Merchants Bank Co. Ltd. Class H	213,648	511,841
China Minsheng Banking Corp. Ltd. Class H	318,500	457,494
Chongqing Rural Commercial Bank Co. Ltd. Class H	154,000	91,540
Industrial and Commercial Bank of China Ltd. Class H	3,542,795	2,667,774

		10,942,589
BEVERAGES — 0.45%
Tsingtao Brewery Co. Ltd. Class H	28,000	161,743

		161,743

Security	Shares	Value

BUILDING MATERIALS — 1.79%
Anhui Conch Cement Co. Ltd. Class H	70,000	$274,837
BBMG Corp. Class H	59,500	55,545
China National Building Material Co. Ltd. Class H	154,000	245,828
China Resources Cement Holdings Ltd.[b]	98,000	62,802

		639,012
CHEMICALS — 0.47%
China BlueChemical Ltd. Class H	98,000	70,383
Sinofert Holdings Ltd.[b]	112,000	27,872
Sinopec Shanghai Petrochemical Co. Ltd. Class H	126,000	46,790
Sinopec Yizheng Chemical Fibre Co. Ltd. Class Hb	84,000	20,904

		165,949
COAL — 3.56%
China Coal Energy Co. Class H	224,000	249,836
China Shenhua Energy Co. Ltd. Class H	185,500	797,682
Inner Mongolia Yitai Coal Co. Class Ha	5,600	31,446
Yanzhou Coal Mining Co. Ltd. Class H	112,000	191,493

		1,270,457
COMMERCIAL SERVICES — 0.83%
Anhui Expressway Co. Ltd. Class H	28,000	17,691
Jiangsu Expressway Co. Ltd. Class H	70,000	72,207
Shenzhen Expressway Co. Ltd. Class H	42,000	17,600
Shenzhen International Holdings Ltd.	647,500	85,994
Sichuan Expressway Co. Ltd. Class H	42,000	15,218
Zhejiang Expressway Co. Ltd. Class H	98,000	87,063

		295,773
COMPUTERS — 1.22%
Lenovo Group Ltd.[b]	420,000	437,032

		437,032
DIVERSIFIED FINANCIAL SERVICES — 1.34%
China Everbright Ltd.[b]	42,000	79,175
CITIC Securities Co. Ltd. Class H	49,000	130,785
COSCO Pacific Ltd.	70,000	113,545
Far East Horizon Ltd.	70,000	53,252
Haitong Securities Co. Ltd. Class Ha	58,800	100,382

		477,139

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

January 31, 2013

Security	Shares	Value

ELECTRIC — 1.66%
China Resources Power Holdings Co. Ltd.	99,600	$275,472
Datang International Power Generation Co. Ltd. Class H	182,000	80,023
Huadian Power International Corp. Ltd. Class Ha	84,000	35,526
Huaneng Power International Inc. Class H	196,000	202,179

		593,200
ELECTRICAL COMPONENTS & EQUIPMENT — 0.45%
Dongfang Electric Corp. Ltd. Class H	18,200	35,248
Harbin Electric Co. Ltd. Class H	28,000	25,345
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	22,400	10,484
Zhuzhou CSR Times Electric Co. Ltd. Class H	28,000	89,717

		160,794
ENERGY — ALTERNATE SOURCES — 0.20%
China Longyuan Power Group Corp. Ltd. Class H	84,000	70,402

		70,402
ENGINEERING & CONSTRUCTION — 2.00%
Beijing Capital International Airport Co. Ltd. Class H	98,000	81,630
China Communications Construction Co. Ltd. Class H	238,000	241,514
China Railway Construction Corp. Ltd. Class H	112,000	121,018
China Railway Group Ltd. Class H	224,000	127,661
China State Construction International Holdings Ltd.	84,000	110,260
Metallurgical Corp. of China Ltd. Class Ha	154,000	32,367

		714,450
ENVIRONMENTAL CONTROL — 0.01%
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	14,000	4,332

		4,332
FOOD — 0.19%
China Foods Ltd.[b]	56,000	48,379
Lianhua Supermarket Holdings Co. Ltd. Class H	21,600	21,139

		69,518

Security	Shares	Value

FOREST PRODUCTS & PAPER — 0.02%
Shandong Chenming Paper Holdings Ltd. Class H	17,500	$6,905

		6,905
GAS — 0.81%
Beijing Enterprises Holdings Ltd.	31,500	226,842
China Resources Gas Group Ltd.	28,000	62,098

		288,940
HEALTH CARE — PRODUCTS — 0.23%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	84,000	81,016

		81,016
HOLDING COMPANIES — DIVERSIFIED — 0.75%
China Merchants Holdings (International) Co. Ltd.	70,000	248,211
CITIC Resources Holdings Ltd.[a]	126,800	20,110

		268,321
INSURANCE — 10.44%
China Life Insurance Co. Ltd. Class H	406,000	1,361,099
China Pacific Insurance (Group) Co. Ltd. Class H	149,800	585,254
China Taiping Insurance Holdings Co. Ltd.[a,b]	46,200	97,577
New China Life Insurance Co. Ltd. Class H	23,100	90,398
People’s Insurance Co. Group of China Ltd. Class Ha	203,000	120,667
PICC Property and Casualty Co. Ltd. Class H	203,200	309,169
Ping An Insurance (Group) Co. of China Ltd. Class H	129,500	1,161,334

		3,725,498
IRON & STEEL — 0.45%
Angang Steel Co. Ltd. Class Ha,b	56,000	41,447
CITIC Pacific Ltd.[b]	56,000	90,114
Maanshan Iron & Steel Co. Ltd. Class Ha,b	98,000	30,453

		162,014
MACHINERY — 0.79%
China National Materials Co. Ltd. Class Hb	63,000	19,821
CSR Corp Ltd. Class H	112,000	92,280
Shanghai Electric Group Co. Ltd. Class H	154,000	63,741

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

January 31, 2013

Security	Shares	Value

Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	78,500	$106,684

		282,526
MANUFACTURING — 0.46%
China International Marine Containers Group Co. Ltd.[a]	77,000	163,819

		163,819
MINING — 1.53%
Aluminum Corp. of China Ltd. Class Ha,b	210,000	101,270
China Molybdenum Co. Ltd. Class Ha	70,000	38,902
Jiangxi Copper Co. Ltd. Class H	77,000	208,994
Zhaojin Mining Industry Co. Ltd. Class H	49,000	73,795
Zijin Mining Group Co. Ltd. Class H	323,000	124,527

		547,488
OIL & GAS — 14.37%
China Petroleum & Chemical Corp. Class H	910,000	1,104,133
CNOOC Ltd.	973,000	2,009,859
Kunlun Energy Co. Ltd.	182,000	378,291
PetroChina Co. Ltd. Class H	1,148,000	1,637,145

		5,129,428
OIL & GAS SERVICES — 0.51%
China Oilfield Services Ltd. Class H	84,000	181,961

		181,961
PHARMACEUTICALS — 0.45%
Guangzhou Pharmaceutical Co. Ltd. Class H	18,000	41,730
Sinopharm Group Co. Ltd. Class Hb	39,200	120,044

		161,774
REAL ESTATE — 5.13%
Beijing North Star Co. Ltd. Class H	42,000	11,914
China Overseas Land & Investment Ltd.	225,040	697,855
China Resources Land Ltd.[b]	126,000	383,418
Franshion Properties (China) Ltd.[b]	210,000	77,171
Guangzhou R&F Properties Co. Ltd. Class H	53,200	96,584
Poly Property Group Co. Ltd.[a]	98,000	75,185
Shanghai Industrial Holdings Ltd.	28,000	99,465
Shenzhen Investment Ltd.	140,000	64,444
Sino-Ocean Land Holdings Ltd.	238,000	189,958
Yuexiu Property Co. Ltd.	379,800	135,652

		1,831,646

Security	Shares	Value

RETAIL — 1.07%
China Resources Enterprise Ltd.	70,000	$250,919
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	31,500	63,036
Wumart Stores Inc. Class H	35,000	69,680

		383,635
SHIPBUILDING — 0.03%
Guangzhou Shipyard International Co. Ltd. Class Ha	14,600	12,237

		12,237
SOFTWARE — 0.11%
Travelsky Technology Ltd. Class H	63,000	38,911

		38,911
TELECOMMUNICATIONS — 13.52%
China Communications Services Corp. Ltd. Class H	113,200	68,893
China Mobile Ltd.	325,500	3,577,961
China Telecom Corp. Ltd. Class H	882,000	479,923
China Unicom (Hong Kong) Ltd.	392,128	629,993
ZTE Corp. Class H	35,032	67,756

		4,824,526
TEXTILES — 0.05%
Weiqiao Textile Co. Ltd. Class H	35,000	17,510

		17,510
TRANSPORTATION — 0.61%
China COSCO Holdings Co. Ltd. Class Ha	136,500	70,930
China Shipping Container Lines Co. Ltd. Class Ha,b	196,000	60,148
China Shipping Development Co. Ltd. Class H	70,000	38,540
Guangshen Railway Co. Ltd. Class H	70,000	30,327
Sinotrans Ltd. Class H	98,000	17,817

		217,762
WATER — 0.23%
Guangdong Investment Ltd.	98,000	81,377

		81,377

TOTAL COMMON STOCKS (Cost: $31,855,448)		35,691,911

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

January 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.27%

MONEY MARKET FUNDS — 3.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	1,084,278	$1,084,278
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	75,886	75,886
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	7,175	7,175

		1,167,339

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,167,339)		1,167,339

TOTAL INVESTMENTS IN SECURITIES — 103.25% (Cost: $33,022,787)		36,859,250
Other Assets, Less Liabilities — (3.25)%		(1,161,583)

NET ASSETS — 100.00%		$35,697,667

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2013

	iShares FTSE China 25 Index Fund	iShares FTSE China (HK Listed) Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$8,770,214,462	$31,855,448
Affiliated (Note 2)	178,190,058	1,167,339

Total cost of investments	$8,948,404,520	$33,022,787

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$9,243,877,338	$35,691,911
Affiliated (Note 2)	178,190,058	1,167,339

Total fair value of investments	9,422,067,396	36,859,250
Foreign currencies, at value[b]	7,008,817	17,769
Receivables:
Due from custodian (Note 4)	830,740	—
Dividends and interest	92,313	2,428
Capital shares sold	338,343	—

Total Assets	9,430,337,609	36,879,447

LIABILITIES
Payables:
Investment securities purchased	830,740	—
Collateral for securities on loan (Note 5)	173,668,851	1,160,164
Investment advisory fees (Note 2)	5,438,407	21,616

Total Liabilities	179,937,998	1,181,780

NET ASSETS	$9,250,399,611	$35,697,667

Net assets consist of:
Paid-in capital	$10,156,046,534	$34,301,971
Distributions in excess of net investment income	(5,983,579)	(74,985)
Accumulated net realized loss	(1,373,322,920)	(2,365,772)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	473,659,576	3,836,453

NET ASSETS	$9,250,399,611	$35,697,667

Shares outstanding[c]	223,500,000	700,000

Net asset value per share	$41.39	$51.00

[a]	Securities on loan with values of $161,713,667 and $1,086,055, respectively. See Note 5.
[b]	Cost of foreign currencies: $7,012,117 and $17,779, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2013

	iShares FTSE China 25 Index Fund	iShares FTSE China (HK Listed) Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$21,881,697	$168,102
Interest — affiliated (Note 2)	1,617	7
Securities lending income — affiliated (Note 2)	1,805,124	16,185

Total investment income	23,688,438	184,294

EXPENSES
Investment advisory fees (Note 2)	22,693,973	117,800

Total expenses	22,693,973	117,800

Net investment income	994,465	66,494

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(234,192,525)	(171,912)
In-kind redemptions — unaffiliated	13,772,016	—
Foreign currency transactions	14,740	122

Net realized loss	(220,405,769)	(171,790)

Net change in unrealized appreciation/depreciation on:
Investments	1,452,782,953	6,365,778
Translation of assets and liabilities in foreign currencies	(5,709)	(54)

Net change in unrealized appreciation/depreciation	1,452,777,244	6,365,724

Net realized and unrealized gain	1,232,371,475	6,193,934

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,233,365,940	$6,260,428

[a]	Net of foreign withholding tax of $2,197,638 and $15,763, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FTSE China 25 Index Fund		iShares FTSE China (HK Listed) Index Fund
	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$994,465	$147,223,751	$66,494	$810,181
Net realized gain (loss)	(220,405,769)	(316,045,886)	(171,790)	1,915,907
Net change in unrealized appreciation/depreciation	1,452,777,244	(967,413,933)	6,365,724	(9,323,512)

Net increase (decrease) in net assets resulting from operations	1,233,365,940	(1,136,236,068)	6,260,428	(6,597,424)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(16,584,981)	(137,354,089)	(190,603)	(759,236)

Total distributions to shareholders	(16,584,981)	(137,354,089)	(190,603)	(759,236)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,910,296,357	2,439,263,640	—	—
Cost of shares redeemed	(544,954,754)	(3,264,709,877)	—	(17,955,779)

Net increase (decrease) in net assets from capital share transactions	3,365,341,603	(825,446,237)	—	(17,955,779)

INCREASE (DECREASE) IN NET ASSETS	4,582,122,562	(2,099,036,394)	6,069,825	(25,312,439)

NET ASSETS
Beginning of period	4,668,277,049	6,767,313,443	29,627,842	54,940,281

End of period	$9,250,399,611	$4,668,277,049	$35,697,667	$29,627,842

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(5,983,579)	$9,606,937	$(74,985)	$49,124

SHARES ISSUED AND REDEEMED
Shares sold	102,900,000	68,700,000	—	—
Shares redeemed	(15,000,000)	(93,750,000)	—	(400,000)

Net increase (decrease) in shares outstanding	87,900,000	(25,050,000)	—	(400,000)

See notes to financial statements.

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE China 25 Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008[a]
Net asset value, beginning of period	$34.43	$42.12	$40.98	$42.14	$45.48	$46.99

Income from investment operations:
Net investment income[b]	0.01	0.89	0.66	0.58	0.75	0.92
Net realized and unrealized gain (loss)[c]	7.04	(7.65)	1.33	(1.06)	(3.56)	(1.17)

Total from investment operations	7.05	(6.76)	1.99	(0.48)	(2.81)	(0.25)

Less distributions from:
Net investment income	(0.09)	(0.93)	(0.85)	(0.68)	(0.53)	(1.26)

Total distributions	(0.09)	(0.93)	(0.85)	(0.68)	(0.53)	(1.26)

Net asset value, end of period	$41.39	$34.43	$42.12	$40.98	$42.14	$45.48

Total return	20.48%[d]	(16.02)%	4.93%	(1.16)%	(5.86)%	(0.85)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,250,400	$4,668,277	$6,767,313	$8,199,691	$11,300,670	$6,678,362
Ratio of expenses to average net assets[e]	0.73%	0.74%	0.72%	0.72%	0.73%	0.74%
Ratio of net investment income to average net assets[e]	0.03%	2.46%	1.53%	1.39%	2.33%	1.76%
Portfolio turnover rate[f]	13%	21%	23%	23%	44%	24%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE China (HK Listed) Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Jun. 24, 2008[a] to Jul. 31, 2008
Net asset value, beginning of period	$42.33	$49.95	$47.93	$47.46	$49.64	$49.01

Income from investment operations:
Net investment income (loss)[b]	0.09	0.97	0.85	0.79	1.11	(0.02)
Net realized and unrealized gain (loss)[c]	8.85	(7.57)	2.27	0.35	(2.81)	0.65

Total from investment operations	8.94	(6.60)	3.12	1.14	(1.70)	0.63

Less distributions from:
Net investment income	(0.27)	(1.02)	(1.10)	(0.67)	(0.48)	—

Total distributions	(0.27)	(1.02)	(1.10)	(0.67)	(0.48)	—

Net asset value, end of period	$51.00	$42.33	$49.95	$47.93	$47.46	$49.64

Total return	21.16%[d]	(13.18)%	6.55%	2.41%	(3.26)%	1.29%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$35,698	$29,628	$54,940	$57,515	$42,712	$4,964
Ratio of expenses to average net assets[e]	0.73%	0.74%	0.72%	0.72%	0.72%	0.74%
Ratio of net investment income (loss) to average net assets[e]	0.41%	2.24%	1.65%	1.65%	2.96%	(0.35)%
Portfolio turnover rate[f]	2%	6%	8%	18%	24%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares FTSE Index Fund	Diversification Classification
China 25	Non-diversified
China (HK Listed)	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of January 31, 2013, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of January 31, 2013, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $6 billion
0.67	Over $6 billion, up to and including $12 billion
0.60	Over $12 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended January 31, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares FTSE Index Fund	Securities Lending Agent Fees
China 25	$971,990
China (HK Listed)	8,715

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2013 were as follows:

iShares FTSE Index Fund	Purchases	Sales
China 25	$906,631,964	$785,027,330
China (HK Listed)	645,397	674,184

In-kind transactions (see Note 4) for the six months ended January 31, 2013 were as follows:

iShares FTSE Index Fund	In-kind Purchases	In-kind Sales
China 25	$3,777,546,514	$542,003,443

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of January 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of January 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of July 31, 2012, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares FTSE Index Fund	Non- Expiring [a]	Expiring 2014	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
China 25	$322,185,594	$3,332,711	$451,243	$58,367,595	$185,123,529	$160,211,209	$729,671,881
China (HK Listed)	109,144	—	—	50,180	361,254	510,679	1,031,257

[a]	Must be utililized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares FTSE Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
China 25	$9,156,933,128	$611,466,816	$(346,332,548)	$265,134,268
China (HK Listed)	33,770,296	5,406,900	(2,317,946)	3,088,954

Management has reviewed the tax positions as of January 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	25

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares FTSE Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
China (HK Listed)	$0.20668	$—	$0.06561	$0.27229	76%	—%	24%	100%

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited (“FTSE”), nor does this company make any representation regarding the advisability of investing in the iShares Funds. “FTSE” is a trademark jointly owned by the London Stock Exchange PLC and The Financial Times Limited and is used by FTSE under license. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-78-0113

January 31, 2013

2013 Semi-Annual Report

iShares Trust

iShares MSCI All Country Asia ex Japan Index Fund  |  AAXJ  |  NASDAQ

iShares MSCI All Country Asia ex Japan Small Cap Index Fund  |  AXJS  |  NASDAQ

iShares MSCI All Country Asia Information Technology Index Fund  |  AAIT  |  NASDAQ

Fund Performance Overview

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/13			Inception to 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.43%	11.83%	12.31%	6.05%	6.09%	6.76%	30.04%	30.26%	33.91%

Total returns for the period since inception are calculated from the inception date of the Fund (8/13/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/15/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI All Country Asia ex Japan Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country Asia ex Japan IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the equity market performance of developed and emerging market countries in Asia, excluding Japan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 14.05%, net of fees, while the total return for the Index was 14.41%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Financial	32.50%
Technology	12.96
Consumer Cyclical	10.82
Industrial	8.88
Communications	8.74
Energy	7.58
Consumer Non-Cyclical	6.15
Basic Materials	5.01
Utilities	3.62
Diversified	3.45
Short-Term and Other Net Assets	0.29

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

Samsung Electronics Co. Ltd. (South Korea)	5.00%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2.90
China Mobile Ltd. (China)	2.28
China Construction Bank Corp. Class H (China)	2.13
Industrial and Commercial Bank of China Ltd. Class H (China)	1.66
AIA Group Ltd. (Hong Kong)	1.48
Bank of China Ltd. Class H (China)	1.27
CNOOC Ltd. (China)	1.27
Tencent Holdings Ltd. (China)	1.22
PetroChina Co. Ltd. Class H (China)	1.04

TOTAL	20.25%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

Performance as of January 31, 2013

Cumulative Total Returns
Inception to 1/31/13
NAV	MARKET	INDEX
10.24%	10.84%	12.03%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/2/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/3/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI All Country Asia ex Japan Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country Asia ex Small Cap IndexSM (the “Index”). The Index is designed to measure the performance of equity securities of small-capitalization companies in developed and emerging market countries in Asia, excluding Japan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 17.28%, net of fees, while the total return for the Index was 18.89%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Financial	21.83%
Industrial	21.18
Consumer Cyclical	17.41
Consumer Non-Cyclical	14.08
Basic Materials	6.96
Technology	6.64
Communications	5.90
Energy	2.38
Utilities	2.03
Diversified	1.21
Short-Term and Other Net Assets	0.38

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

Halla Climate Control Corp. (South Korea)	0.85%
Esprit Holdings Ltd. (Hong Kong)	0.57
Techtronic Industries Co. Ltd. (Hong Kong)	0.54
Television Broadcasts Ltd. (Hong Kong)	0.50
Venture Corp. Ltd. (Singapore)	0.49
AAC Technologies Holdings Inc. (Hong Kong)	0.48
Suntec REIT (Singapore)	0.44
PT Bakrie and Brothers Tbk (Indonesia)	0.43
VTech Holdings Ltd. (Hong Kong)	0.41
PT Lippo Karawaci Tbk (Indonesia)	0.36

TOTAL	5.07%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY INDEX FUND

Performance as of January 31, 2013

Cumulative Total Returns
Inception to 1/31/13
NAV	MARKET	INDEX
5.45%	6.60%	6.05%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/8/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI All Country Asia Information Technology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country Asia Information Technology IndexSM (the “Index”). The Index is designed to measure the combined equity market performance of companies in the information technology sector of developed and emerging market countries in Asia. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 12.81%, net of fees, while the total return for the Index was 13.18%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Technology	60.82%
Industrial	26.99
Communications	9.47
Consumer Cyclical	1.68
Energy	0.42
Basic Materials	0.36
Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

Samsung Electronics Co. Ltd. (South Korea)	18.96%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	11.06
Canon Inc. (Japan)	5.39
Tencent Holdings Ltd. (China)	4.60
Hon Hai Precision Industry Co. Ltd. (Taiwan)	3.76
Hitachi Ltd. (Japan)	3.47
Infosys Ltd. (India)	3.04
Toshiba Corp. (Japan)	2.28
Samsung Electronics Co. Ltd. (Preferred) (South Korea)	2.11
Keyence Corp. (Japan)	2.03

TOTAL	56.70%

FUND PERFORMANCE OVERVIEWS	7

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
All Country Asia ex Japan
Actual	$1,000.00	$1,140.50	0.68%	$3.67
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.68	3.47
All Country Asia ex Japan Small Cap
Actual	1,000.00	1,172.80	0.75	4.11
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.75	3.82
All Country Asia Information Technology
Actual	1,000.00	1,128.10	0.69	3.70
Hypothetical (5% return before expenses)	1,000.00	1,021.70	0.69	3.52

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.00%

CHINA — 25.08%
Agile Property Holdings Ltd.[a]	1,170,000	$1,659,467
Agricultural Bank of China Ltd. Class H	18,348,000	9,983,697
Air China Ltd. Class H	1,668,000	1,428,086
Aluminum Corp. of China Ltd. Class Ha,b	3,350,000	1,615,499
Angang Steel Co. Ltd. Class Ha,b	948,000	701,634
Anhui Conch Cement Co. Ltd. Class H	1,042,500	4,093,111
Anta Sports Products Ltd.[a]	785,000	732,822
AviChina Industry & Technology Co. Ltd. Class H	1,668,000	808,675
Bank of China Ltd. Class H	65,052,000	32,041,601
Bank of Communications Co. Ltd. Class H	5,838,100	4,953,220
BBMG Corp. Class H	836,500	780,899
Beijing Capital International Airport Co. Ltd. Class H	1,668,000	1,389,373
Beijing Enterprises Holdings Ltd.[a]	431,000	3,103,778
Belle International Holdings Ltd.	3,972,000	8,829,512
Bosideng International Holdings Ltd.	1,862,000	528,193
Brilliance China Automotive Holdings Ltd.[b]	2,026,000	2,722,058
BYD Co. Ltd. Class Ha,b	435,000	1,455,515
China Agri-Industries Holdings Ltd.	1,718,100	1,047,852
China BlueChemical Ltd. Class H	1,795,500	1,289,528
China CITIC Bank Corp. Ltd. Class H	6,320,200	4,310,987
China Coal Energy Co. Class H	3,532,000	3,939,372
China Communications Construction Co. Ltd. Class H	3,789,000	3,844,940
China Communications Services Corp. Ltd. Class H	1,816,000	1,105,218
China Construction Bank Corp. Class H	62,180,390	53,637,652
China COSCO Holdings Co. Ltd. Class Ha,b	2,194,500	1,140,331
China Everbright Ltd.[a]	834,000	1,572,185
China Gas Holdings Ltd.	2,654,000	2,306,487
China Life Insurance Co. Ltd. Class H	6,364,000	21,335,053

Security	Shares	Value

China Longyuan Power Group Corp. Ltd. Class H	1,746,000	$1,463,349
China Mengniu Dairy Co. Ltd.[a]	1,031,000	3,011,044
China Merchants Bank Co. Ltd. Class H	3,396,993	8,138,241
China Merchants Holdings (International) Co. Ltd.[a]	938,000	3,326,027
China Minsheng Banking Corp. Ltd. Class H	4,379,000	6,289,995
China Mobile Ltd.	5,212,500	57,296,838
China National Building Material Co. Ltd. Class H	2,502,000	3,993,909
China Oilfield Services Ltd. Class H	1,668,000	3,613,229
China Overseas Land & Investment Ltd.	3,477,760	10,784,621
China Pacific Insurance (Group) Co. Ltd. Class H	2,001,600	7,820,061
China Petroleum & Chemical Corp. Class H	14,178,000	17,202,628
China Railway Construction Corp. Ltd. Class H	1,668,000	1,802,313
China Railway Group Ltd. Class H	3,336,000	1,901,247
China Resources Cement Holdings Ltd.[a]	1,668,000	1,068,914
China Resources Enterprise Ltd.[a]	1,016,000	3,641,906
China Resources Gas Group Ltd.	834,000	1,849,629
China Resources Land Ltd.[a]	1,674,000	5,093,985
China Resources Power Holdings Co. Ltd.	1,668,000	4,613,320
China Shanshui Cement Group Ltd.	1,398,000	1,027,477
China Shenhua Energy Co. Ltd. Class H	2,919,500	12,554,358
China Shipping Container Lines Co. Ltd. Class Ha,b	3,200,000	982,013
China Shipping Development Co. Ltd. Class H	1,032,000	568,195
China Southern Airlines Co. Ltd. Class H	1,798,000	1,080,353
China State Construction International Holdings Ltd.	1,668,000	2,189,445
China Taiping Insurance Holdings Co. Ltd.[b]	612,800	1,294,264
China Telecom Corp. Ltd. Class H	11,676,000	6,353,262

CONSOLIDATED SCHEDULES OF INVESTMENTS	9

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2013

Security	Shares	Value

China Unicom (Hong Kong) Ltd.	4,170,000	$6,699,529
China Vanke Co. Ltd. Class B	934,731	2,038,076
Chongqing Rural Commercial Bank Co. Ltd. Class Ha	1,808,000	1,074,706
CITIC Pacific Ltd.[a]	1,017,000	1,636,537
CITIC Securities Co. Ltd. Class Ha	834,000	2,226,007
CNOOC Ltd.	15,429,000	31,870,618
COSCO Pacific Ltd.	1,668,000	2,705,620
Country Garden Holdings Co. Ltd.[b]	3,500,974	1,864,357
CSR Corp Ltd. Class H	1,671,000	1,376,789
Dah Chong Hong Holdings Ltd.	590,000	681,632
Daphne International Holdings Ltd.[a]	834,000	1,074,290
Datang International Power Generation Co. Ltd. Class H	2,502,000	1,100,099
Dongfang Electric Corp. Ltd. Class Ha	262,400	508,187
Dongfeng Motor Group Co. Ltd. Class H	2,502,000	4,084,240
ENN Energy Holdings Ltd.	834,000	3,994,984
Evergrande Real Estate Group Ltd.	5,421,000	2,865,850
Far East Horizon Ltd.	1,323,000	1,006,473
Fosun International Ltd.	1,385,000	964,348
Franshion Properties (China) Ltd.[a]	2,828,000	1,039,237
GCL-Poly Energy Holdings Ltd.[a]	6,681,000	1,826,281
Geely Automobile Holdings Ltd.	2,770,000	1,446,522
Golden Eagle Retail Group Ltd.[a]	535,000	1,152,021
GOME Electrical Appliances Holdings Ltd.[a,b]	8,662,160	1,038,722
Great Wall Motor Co. Ltd. Class H	834,500	3,394,813
Guangdong Investment Ltd.	2,404,000	1,996,230
Guangzhou Automobile Group Co. Ltd. Class H	1,916,855	1,604,073
Guangzhou R&F Properties Co. Ltd. Class H	743,600	1,349,995
Haier Electronics Group Co. Ltd.[b]	834,000	1,389,373
Hengan International Group Co. Ltd.[a]	642,500	6,445,297
Huabao International Holdings Ltd.[a]	1,668,000	907,609
Huaneng Power International Inc. Class H	2,682,000	2,766,553
Industrial and Commercial Bank of China Ltd. Class H	55,461,350	41,763,172
Inner Mongolia Yitai Coal Co. Ltd. Class B	500,535	2,917,118

Security	Shares	Value

Intime Department Store Group Co. Ltd.[a]	834,500	$1,097,531
Jiangsu Expressway Co. Ltd. Class H	892,000	920,121
Jiangxi Copper Co. Ltd. Class H	1,251,000	3,395,468
Kingboard Chemical Holdings Co. Ltd.	492,000	1,624,035
Kunlun Energy Co. Ltd.	2,752,000	5,720,101
Lee & Man Paper Manufacturing Ltd.	1,354,000	913,084
Lenovo Group Ltd.	5,262,000	5,475,384
Longfor Properties Co. Ltd.[a]	1,251,000	2,345,373
MMG Ltd.[b]	1,668,000	675,330
Nine Dragons Paper (Holdings) Ltd.[a]	1,386,000	1,215,241
Parkson Retail Group Ltd.[a]	1,145,500	883,256
PetroChina Co. Ltd. Class H	18,348,000	26,165,802
PICC Property and Casualty Co. Ltd. Class H	2,502,400	3,807,404
Ping An Insurance (Group) Co. of China Ltd. Class H	1,668,000	14,958,339
Poly Property Group Co. Ltd.[b]	1,673,000	1,283,521
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,668,000	1,608,747
Shanghai Electric Group Co. Ltd. Class H	2,786,000	1,153,125
Shanghai Industrial Holdings Ltd.	438,000	1,555,915
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	460,500	921,534
Shimao Property Holdings Ltd.	1,251,000	2,764,766
Shougang Fushan Resources Group Ltd.[a]	2,502,000	1,074,290
Shui On Land Ltd.	2,030,800	984,567
Sihuan Pharmaceutical Holdings Group Ltd.[a]	1,422,000	630,737
Sino-Ocean Land Holdings Ltd.	2,548,500	2,034,068
Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,704,000	632,779
Sinopharm Group Co. Ltd. Class H	690,800	2,115,466
SOHO China Ltd.[a]	1,774,000	1,596,611
Sun Art Retail Group Ltd.	1,700,500	2,473,295
Tencent Holdings Ltd.	875,700	30,644,701
Tingyi (Cayman Islands) Holding Corp.	1,668,000	4,688,595
Tsingtao Brewery Co. Ltd. Class H	236,000	1,363,265
Uni-President China Holdings Ltd.[a]	834,000	977,508

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2013

Security	Shares	Value

Want Want China Holdings Ltd.[a]	5,166,000	$6,860,912
Weichai Power Co. Ltd. Class Ha	417,400	1,722,236
Wumart Stores Inc. Class H	417,000	830,182
Yanzhou Coal Mining Co. Ltd. Class H	1,762,000	3,012,587
Yingde Gases Group Co. Ltd.	628,500	705,042
Yuexiu Property Co. Ltd.	4,466,000	1,595,103
Zhaojin Mining Industry Co. Ltd. Class H	679,000	1,022,593
Zhejiang Expressway Co. Ltd. Class H	1,156,000	1,026,992
Zhongsheng Group Holdings Ltd.	442,000	661,105
Zhuzhou CSR Times Electric Co. Ltd. Class H	417,000	1,336,142
Zijin Mining Group Co. Ltd. Class H	5,256,000	2,026,361
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Ha	1,096,540	1,490,237
ZTE Corp. Class Ha	520,400	1,006,511

		631,122,688
HONG KONG — 12.46%
AIA Group Ltd.	9,341,600	37,159,224
ASM Pacific Technology Ltd.[a]	166,800	2,107,717
Bank of East Asia Ltd. (The)	1,023,600	4,210,282
BOC Hong Kong (Holdings) Ltd.	3,127,500	10,787,264
Cathay Pacific Airways Ltd.[a]	966,000	1,875,825
Cheung Kong (Holdings) Ltd.	1,251,000	20,517,981
Cheung Kong Infrastructure Holdings Ltd.	417,000	2,645,400
China Foods Ltd.	834,000	720,495
China International Marine Containers Group Co. Ltd.[b]	399,783	850,547
CLP Holdings Ltd.	1,544,000	13,129,624
First Pacific Co. Ltd.	1,668,000	2,146,430
Galaxy Entertainment Group Ltd.[b]	1,668,000	7,516,807
Haitong Securities Co. Ltd. Class Hb	667,200	1,139,028
Hang Lung Properties Ltd.	2,085,000	7,863,613
Hang Seng Bank Ltd.	625,500	10,242,860
Henderson Land Development Co. Ltd.	846,000	6,086,880
HKT Trust and HKT Ltd.	2,085,000	1,943,724
Hong Kong and China Gas Co. Ltd. (The)	4,587,764	13,014,094
Hong Kong Exchanges and Clearing Ltd.	838,200	15,898,294
Hopewell Holdings Ltd.	417,500	1,722,648
Hutchison Whampoa Ltd.	1,826,000	20,413,152

Security	Shares	Value

Hysan Development Co. Ltd.	526,000	$2,648,482
Kerry Properties Ltd.	626,000	3,382,039
Li & Fung Ltd.	5,006,000	7,035,704
Link REIT (The)	2,085,000	10,834,311
MGM China Holdings Ltd.	667,200	1,579,497
MTR Corp. Ltd.	1,044,000	4,307,653
New World Development Co. Ltd.	2,924,000	5,376,345
NWS Holdings Ltd.	1,251,500	2,233,352
Orient Overseas International Ltd.	213,500	1,496,193
PCCW Ltd.	2,723,000	1,204,292
Power Assets Holdings Ltd.	1,251,500	10,844,020
Sands China Ltd.	2,041,600	10,292,897
Shangri-La Asia Ltd.	1,668,333	3,949,532
Sino Land Co. Ltd.	2,503,200	4,680,085
SJM Holdings Ltd.	1,668,000	4,548,798
Sun Hung Kai Properties Ltd.	1,302,000	21,371,233
Swire Pacific Ltd. Class A	625,500	8,028,950
Swire Properties Ltd.	1,000,800	3,664,847
Wharf (Holdings) Ltd. (The)	1,251,000	11,049,384
Wheelock and Co. Ltd.	853,000	4,806,408
Wing Hang Bank Ltd.	208,500	2,185,681
Wynn Macau Ltd.[b]	1,392,400	3,904,932
Yue Yuen Industrial (Holdings) Ltd.	626,000	2,098,640

		313,515,164
INDIA — 9.16%
ACC Ltd.	40,259	1,001,442
Adani Enterprises Ltd.	188,276	885,099
Adani Ports and Special Economic Zone Ltd.	336,754	953,155
Aditya Birla Nuvo Ltd.	28,964	618,432
Ambuja Cements Ltd.	504,459	1,933,807
Asian Paints Ltd.	24,649	2,085,897
Axis Bank Ltd.	197,073	5,576,695
Bajaj Auto Ltd.	71,112	2,710,184
Bank of Baroda	67,364	1,098,987
Bank of India	102,627	681,093
Bharat Heavy Electricals Ltd.	529,680	2,268,492
Bharat Petroleum Corp. Ltd.	137,365	1,060,001
Bharti Airtel Ltd.	491,314	3,136,872
Cairn India Ltd.	350,731	2,131,817
Canara Bank Ltd.	77,605	701,932
Cipla Ltd.	297,014	2,272,975
Coal India Ltd.	427,704	2,841,309

CONSOLIDATED SCHEDULES OF INVESTMENTS	11

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2013

Security	Shares	Value

Dabur India Ltd.	364,338	$908,961
Divi’s Laboratories Ltd.	34,611	683,370
DLF Ltd.	368,491	1,923,164
Dr. Reddy’s Laboratories Ltd.	86,447	3,113,815
GAIL (India) Ltd.	336,789	2,167,062
Godrej Consumer Products Ltd.	103,303	1,382,714
HCL Technologies Ltd.	154,355	1,996,545
HDFC Bank Ltd.	1,321,721	15,979,182
Hero Motocorp Ltd.	36,364	1,245,701
Hindalco Industries Ltd.	933,697	2,039,774
Hindustan Unilever Ltd.	754,584	6,723,728
Housing Development Finance Corp. Ltd.	1,234,455	18,254,570
ICICI Bank Ltd.	374,108	8,377,867
Idea Cellular Ltd.[b]	541,125	1,149,090
Infosys Ltd.	370,791	19,445,789
Infrastructure Development Finance Co. Ltd.	893,377	2,850,274
ITC Ltd.	1,905,059	11,018,827
Jaiprakash Associates Ltd.	835,299	1,365,468
Jindal Steel & Power Ltd.	319,593	2,524,779
JSW Steel Ltd.	74,776	1,240,643
Kotak Mahindra Bank Ltd.	228,796	2,926,516
Larsen & Toubro Ltd.	178,706	5,180,257
LIC Housing Finance Ltd.	254,905	1,349,046
Lupin Ltd.	124,070	1,409,579
Mahindra & Mahindra Ltd.	264,591	4,423,530
Maruti Suzuki (India) Ltd.	34,450	1,024,368
NTPC Ltd.	500,446	1,478,099
Oil & Natural Gas Corp. Ltd.	644,566	4,116,546
Piramal Enterprises Ltd.	53,193	566,882
Power Finance Corp. Ltd.	229,989	912,778
Power Grid Corp. of India Ltd.	995,132	2,061,732
Ranbaxy Laboratories Ltd.[b]	105,230	885,622
Reliance Capital Ltd.	86,108	769,128
Reliance Communications Ltd.	466,768	725,733
Reliance Industries Ltd.	1,125,668	18,764,308
Reliance Infrastructure Ltd.	96,759	937,756
Reliance Power Ltd.[b]	485,665	842,312
Rural Electrification Corp. Ltd.	252,828	1,147,684
Satyam Computer Services Ltd.[b]	517,234	1,164,482
Sesa Goa Ltd.	300,400	1,053,574
Shriram Transport Finance Co. Ltd.	105,234	1,562,583

Security	Shares	Value

Siemens Ltd.	52,303	$645,503
State Bank of India	117,070	5,365,983
Sterlite Industries (India) Ltd.	1,109,240	2,374,262
Sun Pharmaceuticals Industries Ltd.	265,721	3,586,909
Tata Consultancy Services Ltd.	406,693	10,277,428
Tata Motors Ltd.	673,757	3,774,762
Tata Power Co. Ltd.	825,510	1,569,074
Tata Steel Ltd.	256,753	1,954,489
Titan Industries Ltd.	179,837	944,491
Ultratech Cement Ltd.	36,760	1,314,866
Unitech Ltd.[b]	1,178,655	816,572
United Breweries Ltd.	57,129	784,812
United Spirits Ltd.	72,160	2,447,932
Wipro Ltd.	419,107	3,242,780
Zee Entertainment Enterprises Ltd.	395,514	1,710,994

		230,462,884
INDONESIA — 3.57%
PT Adaro Energy Tbk	11,332,000	1,919,692
PT Astra Agro Lestari Tbk	425,000	822,510
PT Astra International Tbk	17,796,500	13,429,597
PT Bank Central Asia Tbk	10,659,500	10,561,004
PT Bank Danamon Indonesia Tbk	3,056,046	1,913,951
PT Bank Mandiri (Persero) Tbk	8,438,051	7,840,283
PT Bank Negara Indonesia (Persero) Tbk	5,669,915	2,284,848
PT Bank Rakyat Indonesia (Persero) Tbk	9,895,000	8,076,514
PT Bukit Asam (Persero) Tbk	625,500	995,406
PT Bumi Resources Tbk	13,240,000	924,353
PT Charoen Pokphand Indonesia Tbk	5,790,000	2,303,516
PT Global Mediacom Tbk	5,269,000	1,176,599
PT Gudang Garam Tbk	423,500	2,254,464
PT Indo Tambangraya Megah Tbk	417,000	1,774,605
PT Indocement Tunggal Prakarsa Tbk	1,251,500	2,794,674
PT Indofood Sukses Makmur Tbk	4,193,500	2,604,792
PT Indosat Tbk	862,500	602,156
PT Jasa Marga (Persero) Tbk	1,042,500	588,681
PT Kalbe Farma Tbk	16,894,500	1,890,658
PT Media Nusantara Citra Tbk	3,433,000	837,102
PT Perusahaan Gas Negara (Persero) Tbk	9,044,000	4,340,934
PT Semen Gresik (Persero) Tbk	2,788,500	4,509,125

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2013

Security	Shares	Value

PT Telekomunikasi Indonesia (Persero) Tbk	8,548,500	$8,513,393
PT Unilever Indonesia Tbk	1,251,000	2,832,089
PT United Tractors Tbk	1,459,843	2,960,154
PT XL Axiata Tbk	1,897,000	973,819

		89,724,919
MALAYSIA — 4.36%
AirAsia Bhd	1,179,900	1,055,720
Alliance Financial Group Bhd	980,500	1,347,517
AMMB Holdings Bhd	1,388,000	2,841,223
Axiata Group Bhd	2,281,700	4,626,556
Berjaya Sports Toto Bhd	558,888	782,479
British American Tobacco (Malaysia) Bhd	97,500	1,801,255
Bumi Armada Bhd[b]	647,400	785,548
CIMB Group Holdings Bhd	4,274,600	9,919,493
DiGi.Com Bhd	2,725,000	4,315,095
Felda Global Ventures Holdings Bhd	917,400	1,352,331
Gamuda Bhd	1,174,900	1,406,704
Genting Bhd	1,777,800	5,435,822
Genting Malaysia Bhd	2,476,400	2,925,133
Genting Plantations Bhd	185,000	490,039
Hong Leong Bank Bhd	464,000	2,126,604
Hong Leong Financial Group Bhd	126,500	560,232
IHH Healthcare Bhd[b]	1,751,400	1,854,556
IJM Corp. Bhd	801,900	1,300,797
IOI Corp. Bhd	2,975,500	4,759,651
Kuala Lumpur Kepong Bhd	417,000	2,912,424
Lafarge Malayan Cement Bhd	365,700	1,094,628
Malayan Banking Bhd	3,586,200	10,249,584
Malaysia Airports Holdings Bhd	350,800	622,114
Malaysia Marine and Heavy Engineering Holdings Bhd	380,500	515,579
Maxis Communications Bhd	1,945,400	3,988,477
MISC Bhd[b]	1,165,300	1,669,001
MMC Corp. Bhd	642,700	504,727
Parkson Holdings Bhd	449,300	698,461
Petronas Chemicals Group Bhd	2,215,000	4,241,793
Petronas Dagangan Bhd	166,800	1,222,949
Petronas Gas Bhd	542,100	3,238,293
PPB Group Bhd	417,000	1,672,295
Public Bank Bhd Foreign	959,100	4,790,870
RHB Capital Bhd	500,700	1,247,318

Security	Shares	Value

Sapurakencana Petroleum Bhd[b]	1,987,300	$1,867,691
Sime Darby Bhd	2,322,000	6,950,306
Telekom Malaysia Bhd	923,800	1,650,174
Tenaga Nasional Bhd	2,419,400	5,450,853
UEM Land Holdings Bhd[b]	1,142,700	809,121
UMW Holdings Bhd	356,000	1,391,001
YTL Corp. Bhd	4,019,200	2,134,432
YTL Power International Bhd	2,386,500	1,167,518

		109,776,364
PHILIPPINES — 1.28%
Aboitiz Equity Ventures Inc.	1,553,480	2,121,072
Aboitiz Power Corp.	1,227,300	1,149,321
Alliance Global Group Inc.	2,944,800	1,369,439
Ayala Corp.	196,718	2,746,364
Ayala Land Inc.	4,276,600	3,048,332
Bank of the Philippine Islands	917,754	2,255,755
BDO Unibank Inc.[b]	1,321,089	2,497,032
DMCI Holdings Inc.	461,000	623,203
Energy Development Corp.	8,590,300	1,509,663
Globe Telecom Inc.	23,525	621,011
International Container Terminal Services Inc.	554,800	1,037,054
Jollibee Foods Corp.	501,150	1,351,264
Metropolitan Bank & Trust Co.	415,886	1,077,409
Philippine Long Distance Telephone Co.	33,840	2,317,273
San Miguel Corp.	340,114	936,285
SM Investments Corp.	169,920	3,976,007
SM Prime Holdings Inc.	5,219,625	2,250,270
Universal Robina Corp.	638,100	1,370,774

		32,257,528
SINGAPORE — 6.99%
Ascendas REIT	1,668,535	3,410,400
CapitaCommercial Trust	1,668,000	2,243,674
CapitaLand Ltd.	2,085,500	6,739,376
CapitaMall Trust Management Ltd.	2,085,800	3,572,383
CapitaMalls Asia Ltd.	1,251,000	2,183,034
City Developments Ltd.	417,000	3,938,221
ComfortDelGro Corp. Ltd.	1,668,000	2,600,776
DBS Group Holdings Ltd.	1,562,500	18,884,311
Fraser and Neave Ltd.	793,000	6,118,234
Genting Singapore PLC[a]	5,490,600	6,875,448

CONSOLIDATED SCHEDULES OF INVESTMENTS	13

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2013

Security	Shares	Value

Global Logistic Properties Ltd.	1,668,000	$3,719,244
Golden Agri-Resources Ltd.	6,388,707	3,277,451
Hutchison Port Holdings Trust	4,259,371	3,492,684
Jardine Cycle & Carriage Ltd.	78,000	3,189,191
Keppel Corp. Ltd.	1,251,600	11,628,211
Keppel Land Ltd.	834,000	2,870,286
Noble Group Ltd.	3,492,364	3,442,143
Olam International Ltd.[a]	1,333,000	1,739,211
Oversea-Chinese Banking Corp. Ltd.	2,141,000	16,916,287
SembCorp Industries Ltd.	834,000	3,692,293
SembCorp Marine Ltd.	834,000	3,186,961
Singapore Airlines Ltd.	427,000	3,791,186
Singapore Exchange Ltd.	834,000	5,248,716
Singapore Press Holdings Ltd.[a]	975,000	3,229,520
Singapore Technologies Engineering Ltd.	1,251,000	3,961,803
Singapore Telecommunications Ltd.	7,089,000	20,044,838
StarHub Ltd.	417,000	1,313,863
United Overseas Bank Ltd.	1,047,000	15,944,377
UOL Group Ltd.	417,000	2,105,550
Wilmar International Ltd.[a]	1,668,000	5,147,649
Yangzijiang Shipbuilding (Holdings) Ltd.	1,668,000	1,320,601

		175,827,922
SOUTH KOREA — 18.57%
AmorePacific Corp.[a]	2,870	2,886,011
AmorePacific Group	2,085	788,870
BS Financial Group Inc.	128,140	1,694,530
Celltrion Inc.[a]	104,075	2,451,522
Cheil Industries Inc.	33,259	2,666,401
Cheil Worldwide Inc.	79,230	1,629,820
CJ CheilJedang Corp.	6,510	2,217,976
CJ Corp.	12,968	1,488,624
Daelim Industrial Co. Ltd.[a]	24,359	2,073,678
Daewoo Engineering & Construction Co. Ltd.[b]	97,190	807,741
Daewoo International Corp.	40,090	1,369,560
Daewoo Securities Co. Ltd.	152,037	1,668,473
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	85,610	2,342,841
DGB Financial Group Inc.	97,430	1,306,314
Dongbu Insurance Co. Ltd.	35,400	1,518,176
Doosan Corp.	7,133	841,739

Security	Shares	Value

Doosan Heavy Industries & Construction Co. Ltd.[a]	41,217	$1,761,968
Doosan Infracore Co. Ltd.[b]	90,610	1,339,689
E-Mart Co. Ltd.	20,360	4,524,756
GS Engineering & Construction Corp.[a]	32,355	1,655,002
GS Holdings Corp.[a]	43,488	2,835,501
Hana Financial Group Inc.	160,190	5,737,227
Hankook Tire Co. Ltd.[b]	66,236	2,718,965
Hanwha Chemical Corp.	75,520	1,335,041
Hanwha Corp.	42,000	1,290,172
Hanwha Life Insurance Co. Ltd.	155,460	1,059,314
Honam Petrochemical Corp.	14,812	3,434,608
Hyosung Corp.	21,397	1,253,648
Hyundai Department Store Co. Ltd.[a]	13,352	1,980,254
Hyundai Development Co.	51,000	1,093,602
Hyundai Engineering & Construction Co. Ltd.[a]	58,256	3,670,006
Hyundai Glovis Co. Ltd.	11,122	2,073,390
Hyundai Heavy Industries Co. Ltd.	36,590	7,224,419
Hyundai Hysco Co. Ltd.	25,640	887,690
Hyundai Marine & Fire Insurance Co. Ltd.	55,430	1,705,264
Hyundai Merchant Marine Co. Ltd.[b]	48,067	902,698
Hyundai Mipo Dockyard Co. Ltd.	9,888	1,062,420
Hyundai Mobis Co. Ltd.	58,625	15,343,688
Hyundai Motor Co.	132,460	24,936,795
Hyundai Securities Co. Ltd.	111,440	907,751
Hyundai Steel Co.	48,611	3,700,762
Hyundai Wia Corp.	13,415	1,810,965
Industrial Bank of Korea	151,440	1,710,597
Kangwon Land Inc.	79,740	2,288,381
KB Financial Group Inc.	313,522	11,200,042
KCC Corp.	3,614	965,791
Kia Motors Corp.	227,382	10,795,647
Korea Aerospace Industries Ltd.	31,530	731,118
Korea Electric Power Corp.[b]	218,210	6,492,646
Korea Exchange Bank[b]	244,630	1,702,868
Korea Gas Corp.	17,970	1,100,718
Korea Investment Holdings Co. Ltd.	37,040	1,438,843
Korea Zinc Co. Ltd.	7,161	2,525,265
Korean Air Lines Co. Ltd.[b]	37,536	1,566,693
KT Corp.	23,630	794,231
KT&G Corp.	94,113	6,559,843

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2013

Security	Shares	Value

Kumho Petro Chemical Co. Ltd.	12,131	$1,325,701
LG Chem Ltd.	39,640	11,084,675
LG Corp.	82,633	4,864,224
LG Display Co. Ltd.[b]	202,070	5,437,152
LG Electronics Inc.[a]	92,423	6,119,520
LG Household & Health Care Ltd.	8,035	4,478,954
LG Innotek Co. Ltd.[b]	9,187	645,412
LG Uplus Corp.	204,660	1,529,887
Lotte Confectionery Co. Ltd.	785	1,243,543
Lotte Shopping Co. Ltd.	9,617	3,289,788
LS Corp.	15,722	1,321,085
LS Industrial Systems Co. Ltd.	12,673	784,407
Mando Corp.	10,625	1,180,637
Mirae Asset Securities Co. Ltd.	20,850	722,812
NCsoft Corp.	13,231	1,676,771
Neo Holdings Co. Ltd.[b,c]	6,130	—
NHN Corp.	34,932	7,731,122
OCI Co. Ltd.[a]	13,477	2,073,051
ORION Corp.	2,956	2,760,752
POSCO	56,776	18,587,730
S-Oil Corp.	39,237	3,527,610
S1 Corp.	14,387	862,751
Samsung C&T Corp.	108,059	6,291,472
Samsung Card Co. Ltd.	38,658	1,270,938
Samsung Electro-Mechanics Co. Ltd.	51,562	4,342,113
Samsung Electronics Co. Ltd.	94,727	125,963,401
Samsung Engineering Co. Ltd.	26,155	3,734,970
Samsung Fire & Marine Insurance Co. Ltd.	30,273	6,130,079
Samsung Heavy Industries Co. Ltd.	140,380	4,931,042
Samsung Life Insurance Co. Ltd.	50,470	4,866,589
Samsung SDI Co. Ltd.	29,408	3,848,419
Samsung Securities Co. Ltd.	52,432	2,715,674
Samsung Techwin Co. Ltd.[a]	31,892	1,686,966
Shinhan Financial Group Co. Ltd.	294,380	11,070,424
Shinsegae Co. Ltd.	6,114	1,235,237
SK C&C Co. Ltd.	19,431	1,846,875
SK Holdings Co. Ltd.	22,708	3,586,818
SK Hynix Inc.[a,b]	446,530	10,005,585
SK Innovation Co. Ltd.	51,498	8,110,666
SK Networks Co. Ltd.	111,640	825,311
SK Telecom Co. Ltd.	8,437	1,297,791
Woongjin Coway Co. Ltd.[b]	46,800	2,032,867

Security	Shares	Value

Woori Finance Holdings Co. Ltd.	322,580	$3,791,835
Woori Investment & Securities Co. Ltd.	123,689	1,402,814
Yuhan Corp.	7,819	1,317,617

		467,423,641
TAIWAN — 14.05%
Acer Inc.[b]	2,130,000	1,879,210
Advanced Semiconductor Engineering Inc.	5,004,863	4,051,148
Advantech Co. Ltd.	214,000	895,094
Airtac International Group	32,000	186,951
Asia Cement Corp.	1,725,272	2,194,096
ASUSTeK Computer Inc.	559,100	6,400,210
AU Optronics Corp.[b]	6,440,580	2,628,452
Capital Securities Corp.	1,035,500	403,307
Catcher Technology Co. Ltd.	479,000	2,141,398
Cathay Financial Holding Co. Ltd.	6,143,613	6,845,541
Chailease Holding Co. Ltd.	417,000	1,115,710
Chang Hwa Commercial Bank Ltd.	3,609,332	1,992,519
Cheng Shin Rubber Industry Co. Ltd.	1,668,264	4,350,544
Cheng Uei Precision Industry Co. Ltd.	421,383	793,487
Chicony Electronics Co. Ltd.	437,948	1,214,771
Chimei Innolux Corp.[b]	5,838,925	3,035,493
China Airlines Ltd.[b]	2,085,330	914,603
China Development Financial Holding Corp.[b]	10,626,734	2,936,825
China Life Insurance Co. Ltd.[b]	1,668,539	1,650,089
China Motor Co. Ltd.	419,000	381,728
China Petrochemical Development Corp.	1,486,965	914,040
China Steel Corp.	9,610,640	9,064,953
Chinatrust Financial Holding Co. Ltd.	9,596,524	5,492,736
Chunghwa Telecom Co. Ltd.	3,358,110	10,690,815
Clevo Co.	444,228	616,847
Compal Electronics Inc.	3,336,000	2,423,491
CTCI Corp.	417,000	797,944
Delta Electronics Inc.	1,668,000	6,044,604
E Ink Holdings Inc.	834,000	614,346
E.Sun Financial Holding Co. Ltd.	3,473,759	1,988,266
Epistar Corp.	785,000	1,491,491
Eternal Chemical Co. Ltd.	574,350	492,136
EVA Airways Corp.[b]	1,430,400	915,603
Evergreen Marine Corp. Ltd.[b]	1,279,095	803,590

CONSOLIDATED SCHEDULES OF INVESTMENTS	15

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2013

Security	Shares	Value

Far Eastern Department Stores Co. Ltd.	861,713	$853,644
Far Eastern New Century Corp.	2,606,263	3,018,786
Far EasTone Telecommunications Co. Ltd.	1,351,000	3,436,239
Farglory Land Development Co. Ltd.	368,000	678,008
Feng Hsin Iron & Steel Co. Ltd.	417,000	748,514
First Financial Holding Co. Ltd.	5,421,706	3,305,190
Formosa Chemicals & Fibre Corp.	2,520,000	6,844,834
Formosa International Hotels Corp.	24,530	299,911
Formosa Petrochemical Corp.	958,000	2,761,106
Formosa Plastics Corp.	3,336,000	9,061,257
Formosa Taffeta Co. Ltd.	499,000	481,652
Foxconn Technology Co. Ltd.	607,192	1,774,700
Fubon Financial Holding Co. Ltd.	5,004,111	6,397,819
Giant Manufacturing Co. Ltd.	214,000	1,137,893
Hermes Microvision Inc.	20,000	386,094
Highwealth Construction Corp.	270,400	561,378
Hiwin Technologies Corp.	119,290	957,504
Hon Hai Precision Industry Co. Ltd.	8,757,030	25,031,525
Hotai Motor Co. Ltd.	209,000	1,666,960
HTC Corp.	619,450	6,115,512
Hua Nan Financial Holdings Co. Ltd.	4,416,758	2,550,445
Inventec Corp.	1,910,460	763,498
Kinsus Interconnect Technology Corp.	417,000	1,307,781
Largan Precision Co. Ltd.	69,000	1,806,411
LCY Chemical Corp.	457,969	607,234
Lite-On Technology Corp.	1,768,722	2,545,872
Macronix International Co. Ltd.	2,940,380	846,468
MediaTek Inc.	963,000	10,534,571
Mega Financial Holding Co. Ltd.	6,900,524	5,644,003
Merida Industry Co. Ltd.	140,000	640,103
MStar Semiconductor Inc.	150,367	1,143,291
Nan Kang Rubber Tire Co. Ltd.	517,266	606,147
Nan Ya Plastics Corp.	4,170,000	8,473,744
Novatek Microelectronics Corp. Ltd.	434,000	1,727,093
Oriental Union Chemical Corp.	417,000	492,889
Pegatron Corp.[b]	1,380,000	1,827,443
Phison Electronics Corp.	86,000	581,071
Pou Chen Corp.	1,797,000	1,795,387
Powertech Technology Inc.	577,200	867,955
President Chain Store Corp.	493,000	2,663,150
Quanta Computer Inc.	2,161,000	5,042,687

Security	Shares	Value

Radiant Opto-Electronics Corp.	427,260	$1,656,860
Realtek Semiconductor Corp.	421,399	944,799
Richtek Technology Corp.	99,000	595,143
Ruentex Development Co. Ltd.	498,906	1,098,298
Ruentex Industries Ltd.	428,855	1,089,331
ScinoPharm Taiwan Ltd.	417,000	988,603
Shin Kong Financial Holding Co. Ltd.[b]	5,136,000	1,448,965
Siliconware Precision Industries Co. Ltd.	2,592,575	2,726,346
Simplo Technology Co. Ltd.	417,550	1,944,461
SinoPac Financial Holdings Co. Ltd.	5,267,022	2,318,977
Standard Foods Corp.	209,560	585,532
Synnex Technology International Corp.	1,059,000	2,148,379
Taishin Financial Holdings Co. Ltd.	5,421,716	2,148,378
Taiwan Business Bank Ltd.[b]	2,196,279	668,706
Taiwan Cement Corp.	2,919,000	3,944,528
Taiwan Cooperative Financial Holding Co. Ltd.	4,084,889	2,275,800
Taiwan Fertilizer Co. Ltd.	600,000	1,487,477
Taiwan Glass Industry Corp.	864,780	847,895
Taiwan Mobile Co. Ltd.	1,408,000	5,007,028
Taiwan Semiconductor Manufacturing Co. Ltd.	21,267,670	73,109,529
Teco Electric and Machinery Co. Ltd.	1,251,000	1,040,152
TPK Holding Co. Ltd.	160,974	2,769,539
Transcend Information Inc.	137,000	374,440
Tripod Technology Corp.	417,540	841,401
TSRC Corp.	482,110	978,050
Tung Ho Steel Enterprise Corp.	554,000	559,132
U-Ming Marine Transport Corp.	457,000	738,283
Uni-President Enterprises Co.	3,592,319	6,302,207
Unimicron Technology Corp.	1,073,000	1,072,037
United Microelectronics Corp.	10,094,000	3,931,418
Walsin Lihwa Corp.[b]	2,689,000	906,154
Wan Hai Lines Ltd.[b]	952,100	519,154
Wintek Corp.[b]	1,264,038	605,766
Wistron Corp.	1,790,299	2,073,670
WPG Holdings Co. Ltd.	1,251,240	1,682,361
Yang Ming Marine Transport Corp.[b]	1,282,300	618,860
Yuanta Financial Holding Co. Ltd.	6,672,858	3,615,929
Yulon Motor Co. Ltd.	785,000	1,456,929

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2013

Security	Shares	Value

Zhen Ding Technology Holding Ltd.	82,950	$203,677

		353,672,001
THAILAND — 3.48%
Advanced Information Service PCL NVDR	1,001,000	7,049,296
Airports of Thailand PCL NVDR	375,300	1,327,772
Bangkok Bank PCL Foreign	708,900	5,229,980
Bangkok Bank PCL NVDR	476,425	3,339,129
Bangkok Dusit Medical Services PCL NVDR	250,200	1,115,915
Bank of Ayudhya PCL NVDR	2,094,900	2,335,863
Banpu PCL NVDR	83,400	1,085,151
BEC World PCL NVDR	862,300	2,096,470
Central Pattana PCL NVDR	583,800	1,668,979
Charoen Pokphand Foods PCL NVDR	2,511,500	2,989,881
CP All PCL NVDR	3,989,300	6,254,184
Glow Energy PCL NVDR	488,800	1,294,943
Indorama Ventures PCL NVDR	1,191,100	1,048,503
IRPC PCL NVDR	10,109,700	1,491,706
Kasikornbank PCL Foreign	1,000,800	6,712,274
Kasikornbank PCL NVDR	583,875	3,886,626
Krung Thai Bank PCL NVDR	3,820,275	2,933,746
PTT Exploration & Production PCL NVDR	1,267,884	7,057,973
PTT Global Chemical PCL NVDR	1,352,376	3,628,105
PTT PCL NVDR	708,900	8,106,469
Siam Cement PCL Foreign	250,200	3,893,119
Siam Cement PCL NVDR	83,400	1,241,770
Siam Commercial Bank PCL NVDR	1,463,900	8,787,327
Siam Makro PCL NVDR	83,400	1,247,364
Thai Oil PCL NVDR	752,800	1,861,804

		87,684,349

TOTAL COMMON STOCKS
(Cost: $2,306,067,449)		2,491,467,460

PREFERRED STOCKS — 0.71%

SOUTH KOREA — 0.71%
Hyundai Motor Co. Ltd.	20,331	1,292,013
Hyundai Motor Co. Ltd. Series 2[a]	33,465	2,295,691
LG Chem Ltd.[a]	7,514	667,267

Security	Shares	Value

Samsung Electronics Co. Ltd.	17,516	$13,640,580

		17,895,551

TOTAL PREFERRED STOCKS
(Cost: $14,800,020)		17,895,551

SHORT-TERM INVESTMENTS — 3.12%

MONEY MARKET FUNDS — 3.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	68,299,386	68,299,386
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	4,780,118	4,780,118
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	5,314,822	5,314,822

		78,394,326

TOTAL SHORT-TERM INVESTMENTS
(Cost: $78,394,326)		78,394,326

TOTAL INVESTMENTS IN SECURITIES — 102.83%
(Cost: $2,399,261,795)		2,587,757,337
Other Assets, Less Liabilities — (2.83)%		(71,180,584)

NET ASSETS — 100.00%		$2,516,576,753

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	17

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.61%

CHINA — 19.48%
Ajisen (China) Holdings Ltd.[a]	2,000	$1,529
Anton Oilfield Services Group[a]	10,000	4,771
Anxin-China Holdings Ltd.	16,000	3,755
Asian Citrus Holdings Ltd.	7,000	3,177
Baoye Group Co. Ltd. Class H	6,000	4,928
Beijing Capital Land Ltd. Class H	12,000	5,570
Beijing Enterprises Water Group Ltd.[a]	20,000	5,003
Billion Industrial Holdings Ltd.[a]	6,000	4,093
Biostime International Holdings Ltd.	1,500	6,218
C C Land Holdings Ltd.[a]	8,000	2,930
China Aerospace International Holdings Ltd.	44,000	4,198
China Aoyuan Property Group Ltd.	24,000	4,859
China Datang Corp. Renewable Power Co. Ltd. Class Ha	15,000	2,128
China Dongxiang (Group) Co. Ltd.	31,000	4,996
China Everbright International Ltd.[a]	14,000	7,708
China High Speed Transmission Equipment Group Co. Ltd.[b]	10,000	3,997
China Lilang Ltd.	5,000	3,294
China Lumena New Materials Corp.[a]	20,000	4,822
China Medical System Holdings Ltd.	6,000	5,153
China Metal Recycling Holdings Ltd.	4,200	5,107
China Modern Dairy Holdings Ltd.[b]	12,000	3,667
China Oil and Gas Group Ltd.[a,b]	40,000	6,344
China Overseas Grand Oceans Group Ltd.[a]	4,000	5,560
China Power International Development Ltd.[a]	13,000	4,710
China Power New Energy Development Co. Ltd.[b]	60,000	3,714
China Precious Metal Resources Holdings Co. Ltd.[a,b]	20,000	3,585
China Properties Group Ltd.[b]	11,000	3,475
China Rare Earth Holdings Ltd.	14,000	3,069
China Resources and Transportation Group Ltd.[b]	100,000	3,804
China Rongsheng Heavy Industries Group Holdings Ltd.[a]	24,500	4,707
China Sanjiang Fine Chemicals Co. Ltd.	7,000	3,096
China SCE Property Holdings Ltd.	15,000	3,694
China Shineway Pharmaceutical Group Ltd.	2,000	3,657

Security	Shares	Value

China Singyes Solar Technologies Holdings Ltd.	3,000	$3,493
China South City Holdings Ltd.	22,000	3,518
China Suntien Green Energy Corp. Ltd. Class H	17,000	3,770
China Travel International Investment Hong Kong Ltd.	18,000	3,946
China Vanadium Titano-Magnetite Mining Co. Ltd.	11,000	2,511
China Water Affairs Group Ltd.	14,000	4,332
China Wireless Technologies Ltd.	12,000	3,481
China Yongda Automobiles Services Holdings Ltd.[b]	3,000	3,195
China Yurun Food Group Ltd.[b]	8,000	5,890
China ZhengTong Auto Services Holdings Ltd.[b]	6,500	5,783
CITIC Resources Holdings Ltd.[b]	26,000	4,124
Comba Telecom Systems Holdings Ltd.[a]	7,500	2,717
Cosco International Holdings Ltd.	8,000	3,548
DaChan Food Asia Ltd.	20,000	3,069
DBA Telecommunications (Asia) Holdings Ltd.	6,000	3,946
Digital China Holdings Ltd.	5,000	8,085
Dongyue Group Ltd.	7,000	4,675
Fantasia Holdings Group Co. Ltd.	18,000	3,226
First Tractor Co. Ltd. Class Hb	4,000	4,085
Fufeng Group Ltd.	5,000	2,385
Glorious Property Holdings Ltd.[b]	22,000	4,794
Golden Meditech Holdings Ltd.	28,000	3,502
Goldlion Holdings Ltd.	7,000	3,890
Greentown China Holdings Ltd.[a]	4,000	8,232
Haitian International Holdings Ltd.	4,000	5,049
Harbin Electric Co. Ltd. Class H	4,000	3,621
Henderson Investment Ltd.	41,000	3,436
Hengdeli Holdings Ltd.	12,000	4,209
Hidili Industry International Development Ltd.[a]	15,000	4,390
HKC (Holdings) Ltd.	79,000	3,209
Hopson Development Holdings Ltd.[b]	4,000	8,232
Hosa International Ltd.	10,000	2,824
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	19,200	5,149
Hunan Nonferrous Metal Corp. Ltd. Class Ha,b	12,000	3,884
Interchina Holdings Co. Ltd.[b]	50,000	2,643
Ju Teng International Holdings Ltd.	8,000	3,837

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

Kai Yuan Holdings Ltd.[b]	120,000	$2,955
Kaisa Group Holdings Ltd.[b]	10,000	3,391
Kingboard Laminates Holdings Ltd.	8,000	4,023
Kingdee International Software Group Co. Ltd.[b]	14,000	2,888
Kingsoft Corp. Ltd.	7,000	6,092
Kingway Brewery Holdings Ltd.	12,000	4,859
KWG Property Holding Ltd.	7,500	5,686
Li Ning Co. Ltd.[a,b]	6,500	4,358
Lianhua Supermarket Holdings Co. Ltd. Class H	4,000	3,915
Lijun International Pharmaceutical (Holding) Co. Ltd.	12,000	3,373
Lonking Holdings Ltd.	11,000	2,865
Maoye International Holdings Ltd.	7,000	1,516
Min Xin Holdings Ltd.	6,000	3,319
Minth Group Ltd.	4,000	5,416
New World Department Store China Ltd.[a]	6,000	4,031
North Mining Shares Co. Ltd.[b]	60,000	3,636
NVC Lighting Holdings Ltd.	11,000	2,723
Pacific Online Ltd.	10,000	3,971
PCD Stores (Group) Ltd.	30,000	4,216
Phoenix Satellite Television Holdings Ltd.	10,000	4,023
Ports Design Ltd.	4,000	3,466
Qingling Motors Co. Ltd. Class H	14,000	3,827
Real Nutriceutical Group Ltd.	8,000	2,785
Renhe Commercial Holdings Co. Ltd.[b]	74,000	6,488
REXLot Holdings Ltd.	50,000	4,255
Road King Infrastructure Ltd.	5,000	4,597
Sany Heavy Equipment International Holdings Co. Ltd.	9,000	4,271
Semiconductor Manufacturing International Corp.[b]	127,000	7,942
Shenzhen Expressway Co. Ltd. Class H	10,000	4,191
Shenzhen International Holdings Ltd.	57,500	7,637
Shenzhen Investment Ltd.	14,000	6,444
Shenzhou International Group Holdings Ltd.	3,000	7,288
Sino Biopharmaceutical Ltd.	20,000	9,928
Sino Oil And Gas Holdings Ltd.[b]	70,000	1,471
Sinofert Holdings Ltd.	16,000	3,982
Sinolink Worldwide Holdings Ltd.[b]	48,000	4,642
Sinopec Kantons Holdings Ltd.[a]	6,000	5,091
Sinotrans Ltd. Class H	23,000	4,182

Security	Shares	Value

Sinotrans Shipping Ltd.	15,000	$4,023
Skyworth Digital Holdings Ltd.	10,000	6,086
SRE Group Ltd.[b]	68,000	3,244
Sunac China Holdings Ltd.	7,000	5,695
Tech Pro Technology Development Ltd.[b]	10,000	3,739
Tianjin Port Development Holdings Ltd.[a]	14,000	2,112
Tianneng Power International Ltd.	6,000	4,224
Tibet 5100 Water Resources Holdings Ltd.[a]	12,000	4,363
Tong Ren Tang Technologies Co. Ltd. Class H	2,000	5,137
Towngas China Co. Ltd.	4,000	3,301
Travelsky Technology Ltd. Class H	6,000	3,706
Trony Solar Holdings Co. Ltd.[b,c]	94,000	3,818
Vinda International Holdings Ltd.[a]	3,000	4,154
VODone Ltd.	36,000	3,110
West China Cement Ltd.	20,000	3,868
Xiamen International Port Co. Ltd. Class H	32,000	4,456
Xingda International Holdings Ltd.	6,000	2,669
Xinhua Winshare Publishing and Media Co. Ltd. Class H	7,000	3,998
XTEP International Holdings Ltd.[a]	3,500	1,498
Yanchang Petroleum International Ltd.[b]	35,000	2,302
Yip’s Chemical Holdings Ltd.	2,000	1,640
Yuexiu Real Estate Investment Trust	15,000	7,736
Yuexiu Transport Infrastructure Ltd.	4,000	2,202

		548,822
HONG KONG — 9.64%
AAC Technologies Holdings Inc.	3,500	13,539
Brightoil Petroleum (Holdings) Ltd.[b]	17,000	3,310
Cafe de Coral Holdings Ltd.	2,000	6,086
Champion REIT	16,000	8,252
China Financial International Investments Ltd.[b]	50,000	2,708
Chow Sang Sang Holdings International Ltd.	2,000	5,299
CSI Properties Ltd.	76,000	3,332
CST Mining Group Ltd.[b]	232,000	3,380
Dah Sing Banking Group Ltd.	3,600	4,470
Dah Sing Financial Holdings Ltd.	1,200	6,321
Emperor Watch & Jewellery Ltd.	20,000	2,476
Esprit Holdings Ltd.	11,600	16,124
Foxconn International Holdings Ltd.[b]	16,000	6,560
G-Resources Group Ltd.[b]	108,000	5,988
Giordano International Ltd.	8,000	8,128
Glorious Sun Enterprises Ltd.	10,000	3,056

CONSOLIDATED SCHEDULES OF INVESTMENTS	19

Consolidated Schedule of Investments (Unaudited) (Continued)
iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

Great Eagle Holdings Ltd.	2,000	$7,762
HKR International Ltd.	8,000	4,632
Hutchison Telecommunications Hong Kong Holdings Ltd.	10,000	4,526
Johnson Electric Holdings Ltd.	9,500	6,713
K. Wah International Holdings Ltd.	8,000	4,652
Kowloon Development Co. Ltd.	4,000	6,148
Luk Fook Holdings International Ltd.	2,000	7,014
Melco International Development Ltd.	5,000	8,059
Midland Holdings Ltd.	6,000	3,056
Newocean Energy Holdings Ltd.	6,000	3,064
Pacific Basin Shipping Ltd.	10,000	5,815
Pacific Textile Holdings Ltd.	2,000	1,800
Pico Far East Holdings Ltd.	8,000	2,197
Prosperity REIT	13,000	4,191
Regal Hotels International Holdings Ltd.	8,000	4,013
Regal REIT	12,000	3,497
Sa Sa International Holdings Ltd.	6,000	5,415
Shun Tak Holdings Ltd.	10,000	5,454
Silver Base Group Holdings Ltd.	6,525	2,044
Singamas Container Holdings Ltd.	14,000	4,044
SmarTone Telecommunications Holding Ltd.	2,000	3,569
SOCAM Development Ltd.	4,000	4,822
Stella International Holdings Ltd.	2,500	7,188
Sunlight REIT	9,000	4,015
Techtronic Industries Co. Ltd.	7,500	15,183
Television Broadcasts Ltd.	1,908	14,072
Texwinca Holdings Ltd.	4,000	3,765
Trinity Ltd.	6,000	3,706
Value Partners Group Ltd.	4,000	2,785
VTech Holdings Ltd.[a]	1,000	11,521
Xinyi Glass Holdings Co. Ltd.	12,000	7,845

		271,596
INDIA — 8.17%
Amtek Auto Ltd.	1,889	2,735
Apollo Hospitals Enterprise Ltd.	512	7,783
Arvind Ltd.	1,460	2,588
Ashok Leyland Ltd.	9,140	4,201
Aurobindo Pharma Ltd.	598	2,107
Bata India Ltd.	189	2,798
Bharat Forge Ltd.	445	1,922
Biocon Ltd.	636	3,343
Britannia Industries Ltd.	336	3,045

Security	Shares	Value

Century Textiles & Industries Ltd.	534	$3,915
CESC Ltd.	572	3,346
Chambal Fertilizers & Chemicals Ltd.	2,539	3,182
Core Education & Technologies Ltd.	558	3,153
Educomp Solutions Ltd.	1,154	2,778
Emami Ltd.	357	3,927
Federal Bank Ltd.	1,066	10,132
Financial Technologies (India) Ltd.	199	4,194
Gateway Distriparks Ltd.	1,331	3,378
Gitanjali Gems Ltd.	498	5,320
Godrej Industries Ltd.	775	4,433
Gujarat Gas Co. Ltd.	567	3,330
Havells India Ltd.	367	4,542
Hexaware Technologies Ltd.	1,456	2,160
Housing Development & Infrastructure Ltd.[b]	2,497	3,601
IFCI Ltd.	6,519	4,333
Indiabulls Financial Services Ltd.	1,307	8,023
Indiabulls Infrastructure and Power Ltd.[b]	22,998	2,789
Indiabulls Real Estate Ltd.[b]	3,881	5,611
Indian Hotels Co. Ltd.	5,647	6,561
Indraprastha Gas Ltd.	699	3,414
IVRCL Ltd. Class Lb	4,346	2,811
Jammu & Kashmir Bank Ltd.	247	6,362
Jindal Saw Ltd.	1,421	2,900
Jubilant Foodworks Ltd.[b]	197	4,447
Karnataka Bank Ltd.	1,246	3,859
Lanco Infratech Ltd.[b]	10,176	2,391
Maharashtra Seamless Ltd.	1,052	4,726
Mahindra & Mahindra Financial Services Ltd.	441	8,595
Manappuram Finance Ltd.	4,866	3,984
MAX India Ltd.	1,212	5,694
McLeod Russel India Ltd.	537	3,655
Merck Ltd.[b]	269	3,340
Pipavav Defence & Offshore Engineering Co. Ltd.[b]	2,430	4,004
Punj Lloyd Ltd.	1,900	1,893
Rajesh Exports Ltd.	1,396	3,544
Raymond Ltd.	489	3,461
Redington India Ltd.	2,227	3,770
Ruchi Soya Industries Ltd.	1,998	2,616
Shree Renuka Sugars Ltd.[b]	5,481	3,019
Sintex Industries Ltd.	3,105	3,646
Strides Arcolab Ltd.	239	4,880

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

Tata Global Beverages Ltd.	2,729	$7,663
Thermax Ltd.	355	3,886
Torrent Pharmaceuticals Ltd.	238	3,133
TV18 Broadcast Ltd.[b]	4,768	3,003
United Phosphorus Ltd.	1,408	3,523
Voltas Ltd.	1,515	2,783

		230,232
INDONESIA — 5.04%
PT Agis Tbk[b]	47,000	1,882
PT AKR Corporindo Tbk	10,000	3,978
PT Alam Sutera Realty Tbk	66,000	5,218
PT Aneka Tambang (Persero) Tbk	21,500	3,002
PT Bakrie and Brothers Tbk[b]	2,383,498	12,236
PT Bank Bukopin Tbk	45,000	3,096
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	29,500	3,635
PT Bank Tabungan Negara (Persero) Tbk	25,763	4,285
PT Benakat Petroleum Energy Tbk[b]	69,000	1,098
PT Bhakti Investama Tbk	161,000	8,182
PT Borneo Lumbung Energi & Metal Tbk[b]	41,500	2,088
PT BW Plantation Tbk	20,000	2,649
PT Ciputra Development Tbk	70,000	6,612
PT Ciputra Property Tbk	23,500	1,665
PT Citra Marga Nusaphala Persada Tbk	14,500	2,754
PT Energi Mega Persada Tbk[b]	311,000	2,970
PT Erajaya Swasembada Tbk[b]	10,500	3,019
PT Gajah Tunggal Tbk	12,000	2,772
PT Garuda Indonesia (Persero) Tbk[b]	45,500	3,036
PT Holcim Indonesia Tbk	5,000	1,591
PT Indika Energy Tbk	19,000	2,868
PT Japfa Comfeed Indonesia Tbk	6,500	4,671
PT Kawasan Industri Jababeka Tbk[b]	155,500	3,752
PT Lippo Karawaci Tbk	96,500	10,205
PT Medco Energi Internasional Tbk	17,500	2,821
PT Mitra Adiperkasa Tbk	5,000	3,285
PT MNC Sky Vision Tbk[b]	10,500	2,183
PT Nippon Indosari Corpindo Tbk	5,000	3,208
PT Ramayana Lestari Sentosa Tbk	28,000	3,363
PT Sentul City Tbk[b]	150,000	3,927
PT Summarecon Agung Tbk	29,500	5,724
PT Surya Semesta Internusa Tbk	24,646	3,517
PT Timah (Persero) Tbk	22,500	3,812
PT Tower Bersama Infrastructure Tbk[b]	7,500	4,543

Security	Shares	Value

PT Trada Maritime Tbk[b]	36,000	$4,879
PT Wijaya Karya (Persero) Tbk	19,500	3,303

		141,829
MALAYSIA — 5.23%
Aeon Credit Service M Bhd	360	1,205
Affin Holdings Bhd	1,700	1,800
APM Automotive Holdings Bhd	2,000	3,618
CapitaMalls Malaysia Trust Bhd	5,800	3,453
Carlsberg Brewery Malaysia Bhd	800	3,059
Dialog Group Bhd	8,900	6,617
DRB-Hicom Bhd	4,600	3,805
Hai-O Enterprise Bhd	4,600	3,553
HAP Seng Consolidated Bhd	5,800	3,043
Hartalega Holdings Bhd	2,100	3,028
IGB Corp. Bhd	4,400	3,314
IJM Land Bhd	4,000	2,768
IJM Plantations Bhd	2,700	2,572
Kian Joo Can Factory Bhd	3,600	2,584
Kinsteel Bhd[b]	23,200	2,165
KLCC Property Holdings Bhd	2,600	5,264
KNM Group Bhd[b]	14,100	2,178
Kossan Rubber Industries Bhd	2,900	3,117
KPJ Healthcare Bhd	3,000	5,513
Malaysia Building Society Bhd	4,100	2,982
Malaysian Airline System Bhd[b]	9,000	1,999
Malaysian Resources Corp. Bhd	12,600	5,637
Media Prima Bhd	5,100	3,660
MSM Malaysia Holdings Bhd	1,900	3,113
Multi-Purpose Holdings Bhd	4,900	5,189
Naim Holdings Bhd	5,100	3,086
OSK Holdings Bhd	6,500	3,054
Pavilion Real Estate Investment Trust Bhd	7,700	3,668
POS Malaysia Bhd	3,000	3,428
QL Resources Bhd	2,900	2,875
Sarawak Oil Palms Bhd	1,400	2,568
Scomi Group Bhd[b]	16,100	1,814
Sunway Bhd[b]	4,400	3,399
Sunway Real Estate Investment Trust Bhd	10,000	4,989
Supermax Corp. Bhd	4,700	2,904
TA Enterprise Bhd	17,900	2,909
TAN Chong Motor Holdings Bhd	2,100	3,400
TIME dotCom Bhd[b]	3,000	3,573
Top Glove Corp. Bhd	2,100	3,535

CONSOLIDATED SCHEDULES OF INVESTMENTS	21

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

TSH Resources Bhd	3,900	$2,636
Uchi Technologies Bhd	8,300	3,126
United Malacca Bhd	1,300	2,933
Wah Seong Corp. Bhd	5,200	2,761
WCT Bhd	7,475	5,317

		147,211
PHILIPPINES — 2.19%
Belle Corp.[b]	28,000	3,489
Cebu Air Inc.	2,150	3,276
Filinvest Land Inc.	99,000	4,234
First Gen Corp.[b]	6,800	4,421
First Philippine Holdings Corp.	720	1,817
Lopez Holdings Corp.	25,000	4,486
Manila Water Co. Inc.	4,700	4,147
Megaworld Corp.	58,000	4,804
Nickel Asia Corp.	7,700	3,747
Philex Petroleum Corp.[b]	4,000	3,294
Philippine National Bank[b]	1,826	4,443
PhilWeb Corp.	7,500	2,614
Puregold Price Club Inc.	5,786	4,970
Robinsons Land Corp.	9,100	4,787
Security Bank Corp.	800	3,416
Vista Land & Lifescapes Inc.	30,000	3,820

		61,765
SINGAPORE — 9.28%
AIMS AMP Capital Industrial REIT	4,000	5,122
ARA Asset Management Ltd.	3,000	4,144
Ascendas India Trust	5,000	3,312
Ascott Residence Trust	3,000	3,357
Asiasons Capital Ltd.[b]	6,000	4,072
Biosensors International Group Ltd.[b]	4,000	4,379
Boustead Singapore Ltd.	4,000	3,652
Cache Logistics Trust	5,000	5,090
Cambridge Industrial Trust	10,000	5,736
CapitaRetail China Trust	3,000	4,254
CDL Hospitality Trusts	4,000	6,528
COSCO Corp. (Singapore) Ltd.	4,000	3,070
CSE Global Ltd.	5,000	3,494
Ezion Holdings Ltd.	5,000	7,311
Ezra Holdings Ltd.[b]	2,000	1,923
First REIT	5,000	4,322
First Resources Ltd.	2,000	3,159

Security	Shares	Value

Frasers Centrepoint Trust	3,000	$4,702
Frasers Commercial Trust	5,000	5,393
GMG Global Ltd.	31,000	3,581
Hyflux Ltd.	3,000	3,260
Indofood Agri Resources Ltd.	3,000	3,163
K-Green Trust	5,000	4,221
Keppel REIT Management Ltd.	4,000	4,427
LionGold Corp. Ltd.[b]	4,000	3,425
Lippo Malls Indonesia Retail Trust	11,000	4,666
M1 Ltd.	2,000	4,492
Mapletree Commercial Trust	5,000	5,393
Mapletree Industrial Trust	6,000	6,641
Mapletree Logistics Trust	6,000	5,671
Midas Holdings Ltd.[a]	11,000	4,843
Neptune Orient Lines Ltd.[b]	5,000	5,191
OSIM International Ltd.	1,000	1,454
Overseas Union Enterprise Ltd.	2,000	4,815
Parkway Life REIT	2,000	3,765
Perennial China Retail Trust	8,000	4,007
Raffles Education Corp. Ltd.[a,b]	13,200	3,839
Raffles Medical Group Ltd.[a]	2,000	4,896
Sabana Shari’ah Compliant Industrial REIT	5,000	4,746
SATS Ltd.	4,000	9,856
Singapore Post Ltd.	7,000	6,843
SMRT Corp. Ltd.[a]	2,000	2,634
Sound Global Ltd.	7,000	3,732
Stamford Land Corp. Ltd.	7,000	3,337
Starhill Global REIT	8,000	5,461
STX OSV Holdings Ltd.	3,000	3,054
Suntec REIT	9,000	12,324
Super Group Ltd.	2,000	5,574
Tat Hong Holdings Ltd.	2,000	2,488
Tiger Airways Holdings Ltd.[a,b]	6,000	3,708
United Engineers Ltd.	2,000	5,477
Venture Corp. Ltd.	2,000	13,718
Wheelock Properties Ltd.	1,000	1,592
Wing Tai Holdings Ltd.	3,000	4,617
Yanlord Land Group Ltd.[b]	4,000	5,203
Yoma Strategic Holdings Ltd.	3,000	2,181

		261,315
SOUTH KOREA — 17.05%
3S Korea Co. Ltd.[b]	262	1,918
Able C&C Co. Ltd.	56	3,908

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

Agabang & Co.	249	$1,944
Asiana Airlines Inc.[b]	640	3,544
Binggrae Co. Ltd.	40	4,481
Capro Corp.	240	2,413
CJ CGV Co. Ltd.	130	4,393
CJ E&M Corp.[b]	123	3,852
CJ O Shopping Co. Ltd.	20	5,437
CNK International Co. Ltd.[b]	537	3,082
Com2uS Corp.[b]	50	1,681
Cosmax Inc.	90	3,446
Daeduck Electronics Co.	330	2,988
Daesang Corp.	120	3,042
Daishin Securities Co. Ltd.	420	4,127
Daou Technology Inc.	260	3,999
Daum Communications Corp.	75	7,032
Dong-A Pharmaceutical Co. Ltd.	44	4,768
Dongsuh Co. Inc.	216	3,719
Dongwon Industries Co. Ltd.	8	2,219
Dongyang Mechatronics Corp.	270	2,727
Doosan Engine Co. Ltd.[b]	340	2,526
Duksan Hi-Metal Co. Ltd.[a,b]	157	3,222
EG Corp.	58	2,040
EO Technics Co. Ltd.	102	2,848
Eugene Technology Co. Ltd.	221	2,872
Fila Korea Ltd.	64	3,703
Foosung Co. Ltd.[b]	550	2,412
Gamevil Inc.[b]	35	2,893
GemVax & Kael Co. Ltd.[b]	140	4,262
Grand Korea Leisure Co. Ltd.	200	5,648
Green Cross Corp.	32	4,129
Green Cross Holdings Corp.	260	3,379
GS Home Shopping Inc.	16	2,507
Halla Climate Control Corp.	1,070	23,976
Hana Tour Service Inc.	80	5,172
Hanall Biopharma Co. Ltd.[b]	300	2,389
Handsome Co. Ltd.	130	3,026
Hanil E-Wha Co. Ltd.	380	2,900
Hanjin Heavy Industries & Construction Co. Ltd.[b]	290	2,610
Hanjin Shipping Co. Ltd.[a,b]	570	6,124
Hanmi Pharm Co. Ltd.[b]	44	5,576
Hansol Paper Co.	390	3,689
Hotel Shilla Co. Ltd.	214	9,011

Security	Shares	Value

Huchems Fine Chemical Corp.	170	$3,981
Hyundai Corp.	160	3,504
Hyundai Greenfood Co. Ltd.	290	4,381
Hyundai Home Shopping Network Corp.	30	3,802
ICD Co. Ltd.[b]	220	2,303
Ilyang Pharmaceutical Co. Ltd.[b]	140	3,703
iMarketKorea Inc.	140	2,925
Interflex Co. Ltd.	50	1,775
ISU Chemical Co. Ltd.	160	2,762
JCEntertainment Corp.	93	1,187
Jeonbuk Bank	810	3,455
Jusung Engineering Co. Ltd.[b]	606	3,116
KEPCO Plant Service & Engineering Co. Ltd.	80	4,026
KIWOOM Securities Co. Ltd.	86	4,810
Koh Young Technology Inc.	60	1,670
Kolon Industries Inc.	104	5,883
Komipharm International Co. Ltd.[b]	363	2,380
Korea Kolmar Co. Ltd.[b]	60	1,612
Korea Petrochemical Ind Co. Ltd.	49	2,403
Korean Reinsurance Co.	490	5,152
KT Skylife Co. Ltd.[b]	140	4,133
Kumho Tire Co. Inc.[b]	370	3,789
Kyobo Securities Co. Ltd.	840	3,857
LG Fashion Corp.	130	3,390
LG Hausys Ltd.	53	3,616
LG International Corp.	190	7,852
LG Life Sciences Ltd.[b]	90	4,860
LIG Insurance Co. Ltd.	250	5,866
Lock & Lock Co. Ltd.	140	3,471
Lotte Chilsung Beverage Co. Ltd.	4	5,348
Lotte Samkang Co. Ltd.	7	4,391
Lumens Co. Ltd.[b]	499	3,748
Medipost Co. Ltd.[b]	42	3,174
Medy-Tox Inc.	47	3,582
MegaStudy Co. Ltd.	26	1,829
Melfas Inc.[a]	86	1,485
Meritz Fire & Marine Insurance Co. Ltd.	310	3,786
Namhae Chemical Corp.	370	2,555
Namyang Dairy Products Co. Ltd.	5	4,408
Neowiz Games Corp.[b]	132	2,455
NEPES Corp.	201	2,852
Nexen Tire Corp.	230	2,672
NongShim Co. Ltd.	21	5,381

CONSOLIDATED SCHEDULES OF INVESTMENTS	23

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

OCI Materials Co. Ltd.	74	$2,450
Osstem Implant Co. Ltd.[b]	135	4,277
Paradise Co. Ltd.	248	4,373
Partron Co. Ltd.	187	3,632
Pharmicell Co. Ltd.[b]	480	2,149
Poongsan Corp.	130	3,444
POSCO Chemtech Co. Ltd.	23	2,739
Posco ICT Co. Ltd.	494	3,303
RNL BIO Co. Ltd.[b]	700	1,768
S&T Dynamics Co. Ltd.	280	3,034
Samchully Co. Ltd.	17	1,811
Samsung Fine Chemicals Co. Ltd.	117	5,662
Sapphire Technology Co. Ltd.[b]	77	1,994
SeAH Besteel Corp.	100	2,723
Seegene Inc.[b]	65	3,761
Seoul Semiconductor Co. Ltd.	206	5,117
SFA Engineering Corp.	71	3,117
Silicon Works Co. Ltd.	116	2,147
SK Broadband Co. Ltd.[b]	1,077	4,841
SK Chemicals Co. Ltd.	88	4,833
SK Securities Co. Ltd.	2,710	2,700
SKC Co. Ltd.	130	4,166
SL Corp.	200	2,296
SM Entertainment Co.[b]	83	3,079
Soulbrain Co. Ltd.	37	1,317
STS Semiconductor & Telecommunications Co. Ltd.	246	1,267
STX Corp. Co. Ltd.	410	3,031
STX Engine Co. Ltd.	380	2,792
STX Offshore & Shipbuilding Co. Ltd.	360	2,304
STX Pan Ocean Co. Ltd.	920	4,790
Sung Kwang Bend Co. Ltd.	142	2,980
Sungwoo Hitech Co. Ltd.[a]	252	2,823
Suprema Inc.	196	3,006
Taewoong Co. Ltd.[b]	72	1,276
Taihan Electric Wire Co. Ltd.[b]	770	2,850
Tera Resource Co. Ltd.[b]	1,924	2,200
TK Corp.[b]	123	2,457
TONGYANG Life Insurance Co.	340	3,700
TONGYANG Securities Inc.	880	3,273
ViroMed Co. Ltd.[b]	116	2,764
WeMade Entertainment Co. Ltd.	60	2,028
Wonik IPS Co. Ltd.[b]	591	2,573

Security	Shares	Value

Woongjin Chemical Co. Ltd.[b]	4,760	$4,279
Woongjin Thinkbig Co. Ltd.	370	2,664
YG Entertainment Inc.[b]	56	3,219
Youngone Corp.	140	4,873
Youngone Holdings Co. Ltd.	56	3,456

		480,302
TAIWAN — 18.97%
A-DATA Technology Co. Ltd.	3,000	3,632
Ability Enterprise Co. Ltd.	4,000	3,759
AcBel Polytech Inc.	5,000	3,836
ALI Corp.	3,000	3,333
Alpha Networks Inc.	5,000	3,302
Altek Corp.	6,000	3,312
Ambassador Hotel Ltd. (The)	3,000	3,089
AmTRAN Technology Co. Ltd.	5,000	3,590
Apex Biotechnology Corp.	1,100	2,861
Ardentec Corp.	5,000	3,302
Asia Polymer Corp.	2,600	2,355
BES Engineering Corp.	13,000	3,571
Career Technology (MFG.) Co. Ltd.	3,000	3,820
CHC Resources Corp.	2,000	3,482
Cheng Loong Corp.	9,000	3,719
Chin-Poon Industrial Co. Ltd.	3,000	3,160
China Bills Finance Corp.	9,000	3,444
China Manmade Fibers Corp.[b]	9,000	3,277
China Metal Products Co. Ltd.	5,000	4,928
China Steel Chemical Corp.	1,000	4,945
China Synthetic Rubber Corp.	4,000	4,349
Chipbond Technology Corp.	3,000	6,177
Chong Hong Construction Co.	1,000	3,319
Chroma ATE Inc.	2,000	4,288
Chung Hsin Electric & Machinery Manufacturing Corp.	6,000	3,251
Chung Hung Steel Corp.[b]	13,000	4,469
CMC Magnetics Corp.[b]	19,000	2,973
Compal Communications Inc.[b]	3,000	3,226
Compeq Manufacturing Co. Ltd.	8,000	3,075
Coretronic Corp.	4,000	3,096
CSBC Corp.	5,000	3,057
CyberTAN Technology Inc.	5,000	4,200
D-Link Corp.	5,000	3,116
Depo Auto Parts Ind Co. Ltd.	1,000	2,354
Dynapack International Technology Corp.	1,000	3,810

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

E-LIFE MALL Corp.	1,000	$2,317
Eclat Textile Co. Ltd.	1,355	5,736
Elan Microelectronics Corp.	2,000	3,705
ENG Electric Co. Ltd.	3,000	3,399
Evergreen International Storage & Transport Corp.	6,000	3,963
Far Eastern International Bank Ltd.	9,480	3,837
Faraday Technology Corp.	3,000	3,759
Feng Tay Enterprise Co. Ltd.	2,000	2,432
FLEXium Interconnect Inc.	1,244	4,213
Forhouse Corp.	6,000	3,048
Formosa Epitaxy Inc.[b]	5,000	3,624
Formosan Rubber Group Inc.	5,000	3,607
G Tech Optoelectronics Corp.	1,000	2,330
Gemtek Technology Corp.	3,000	4,013
Genesis Photonics Inc.[b]	4,000	3,129
Gigabyte Technology Co. Ltd.	4,000	3,441
Gigastorage Corp.	4,000	2,784
Gintech Energy Corp.[b]	4,000	3,915
Global Unichip Corp.	1,000	3,248
Gloria Material Technology Corp.	4,000	3,258
Goldsun Development & Construction Co. Ltd.	10,000	3,878
Grand Pacific Petrochemical Corp.	7,000	3,615
Great Taipei Gas Co. Ltd.	5,000	3,539
Great Wall Enterprise Co. Ltd.	4,000	3,658
HannStar Display Corp.[b]	23,500	2,658
HannsTouch Solution Inc.[b]	8,000	2,690
Hey Song Corp.	3,000	3,902
Ho Tung Chemical Corp.[b]	6,720	3,152
Holy Stone Enterprise Co. Ltd.	4,000	3,468
Huaku Development Co. Ltd.	2,000	4,931
Ichia Technologies Inc.[b]	6,000	2,946
ICP Electronics Inc.	2,600	3,531
Infortrend Technology Inc.	5,000	3,082
Integrated Memory Logic Ltd.[b]	1,000	3,004
International Games System Co. Ltd.	1,000	3,488
ITEQ Corp.	3,000	3,190
Jih Sun Financial Holdings Co. Ltd.	12,000	3,670
Kenda Rubber Industrial Co. Ltd.	3,000	4,023
Kerry TJ Logistics Co. Ltd.	3,000	4,745
King Yuan Electronics Co. Ltd.	7,000	4,149
King’s Town Bank[b]	5,000	4,352
Kinpo Electronics Inc.	14,000	3,148

Security	Shares	Value

Lien Hwa Industrial Corp.	5,000	$3,319
LITE-ON IT Corp.	4,000	3,881
Makalot Industrial Co. Ltd.	1,000	3,272
Masterlink Securities Corp.	11,000	3,595
Medigen Biotechnology Corp.[b]	330	1,995
Mercuries & Associates Ltd.	4,000	3,725
Micro-Star International Co. Ltd.	7,000	3,236
Microbio Co. Ltd.	3,000	3,592
MIN AIK Technology Co. Ltd.	1,000	3,106
MiTAC International Corp.	10,000	3,742
National Petroleum Co. Ltd.	3,000	3,023
Neo Solar Power Corp.[b]	6,000	4,572
Nien Hsing Textile Co. Ltd.	5,000	3,522
Pan-International Industrial Corp.[b]	4,000	3,732
Pixart Imaging Inc.	1,000	2,394
President Securities Corp.[b]	6,000	3,475
Prince Housing & Development Corp.	5,500	3,837
Qisda Corp.[b]	15,000	3,673
Rechi Precision Co. Ltd.	4,000	3,522
Ritek Corp.[b]	23,000	2,781
Sanyang Industry Co. Ltd.[b]	5,000	3,582
Senao International Co. Ltd.	1,000	3,217
Sheng Yu Steel Co. Ltd.	5,000	3,158
Shih Wei Navigation Co. Ltd.	4,000	3,089
Shihlin Electric & Engineering Corp.	3,000	3,627
Shin Zu Shing Co. Ltd.	1,000	3,041
Shinkong Synthetic Fibers Corp.	10,000	3,228
Silicon Integrated Systems Corp.[b]	4,000	1,416
Silitech Technology Corp.	2,040	3,828
Sincere Navigation Corp.	4,000	3,631
Sino-American Silicon Products Inc.	4,000	5,371
Solar Applied Materials Technology Corp.	3,000	3,709
Ta Chen Stainless Pipe Co. Ltd.	7,000	3,556
Ta Chong Bank Ltd.[b]	10,000	3,455
Taichung Commercial Bank Co. Ltd.	4,710	1,699
Tainan Spinning Co. Ltd.	7,000	3,355
Taiwan Cogeneration Corp.	5,000	3,302
Taiwan Hon Chuan Enterprise Co. Ltd.	2,000	4,979
Taiwan Land Development Corp.[b]	8,492	3,250
Taiwan Paiho Ltd.	6,000	3,455
Taiwan Secom Co. Ltd.	2,000	4,416
Taiwan Surface Mounting Technology Co. Ltd.	2,000	2,970
Taiwan TEA Corp.	6,000	3,302

CONSOLIDATED SCHEDULES OF INVESTMENTS	25

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

Taiwan-Sogo Shinkong Security Corp.	3,000	$3,592
Tatung Co. Ltd.[b]	11,000	2,980
Test-Rite International Co. Ltd.	5,000	3,742
Ton Yi Industrial Corp.	6,000	3,495
Tong Yang Industry Co. Ltd.	4,000	3,576
TTY Biopharm Co. Ltd.	1,000	3,658
TXC Corp.	2,000	3,224
Union Bank of Taiwan[b]	4,120	1,619
Unitech Printed Circuit Board Corp.	10,000	3,356
Unity Opto Technology Co. Ltd.[b]	4,000	3,719
Universal Cement Corp.	7,000	4,030
UPC Technology Corp.	6,000	3,353
USI Corp.	5,000	3,946
Vanguard International Semiconductor Corp.	6,000	4,359
Visual Photonics Epitaxy Co. Ltd.	3,000	3,505
Wah Lee Industrial Corp.	3,000	4,064
Waterland Financial Holdings Co. Ltd.	13,000	4,390
Wei Chuan Foods Corp.	3,000	4,171
Weikeng Industrial Co. Ltd.	5,000	3,607
Win Semiconductors Corp.	3,000	3,475
Winbond Electronics Corp.[b]	21,000	4,068
Wisdom Marine Lines Co. Ltd.	1,600	2,230
Wistron NeWeb Corp.	2,000	3,685
WT Microelectronics Co. Ltd.	3,000	3,820
Yageo Corp.[b]	13,000	3,822
YC INOX Co. Ltd.	6,000	3,536
Yem Chio Co. Ltd.	7,432	4,820
YFY Inc.	8,000	3,861
Yieh Phui Enterprise Co. Ltd.	10,200	3,282
YungShin Global Holding Corp.	1,000	1,389
Yungtay Engineering Co. Ltd.	2,000	3,908
Zinwell Corp.	4,000	3,353

		534,319
THAILAND — 4.56%
Amata Corp. PCL NVDR	5,500	3,763
Asian Property Development PCL NVDR	11,700	3,708
Bangkok Chain Hospital PCL NVDR	10,400	3,348
Bangkok Expressway PCL NVDR	3,400	4,703
Bangkok Land PCL NVDR	60,000	3,421
Bangkok Life Assurance PCL NVDR	2,200	5,146
BTS Group Holdings PCL NVDR	17,000	4,447
Bumrungrad Hospital PCL NVDR	2,300	5,997

Security	Shares	Value

Cal-Comp Electronics (Thailand) PCL NVDR	34,400	$4,107
Central Plaza Hotel PCL NVDR	2,800	2,747
Delta Electronics (Thailand) PCL NVDR	4,000	4,762
Dynasty Ceramic PCL NVDR	1,900	3,313
Esso (Thailand) PCL NVDR	9,000	3,380
Hana Microelectronics PCL NVDR	4,700	3,688
Hemaraj Land and Development PCL NVDR	31,600	3,857
Italian-Thai Development PCL NVDR[b]	13,100	2,636
Jasmine International PCL NVDR	26,000	5,231
Khon Kaen Sugar Industry PCL NVDR	7,700	3,744
Kiatnakin Bank PCL NVDR	2,300	3,837
LPN Development PCL NVDR	5,600	4,075
Major Cineplex Group PCL NVDR	5,500	3,707
Pruksa Real Estate PCL NVDR	5,600	5,634
Quality Houses PCL NVDR	52,600	5,433
Sino-Thai Engineering & Construction PCL NVDR	5,600	5,258
Sri Trang Agro-Industry PCL NVDR	2,800	1,746
Supalai PCL NVDR	5,200	3,348
Thai Airways International PCL NVDR[b]	4,600	3,563
Thai Tap Water Supply PCL NVDR	12,600	4,352
Thai Vegetable Oil PCL NVDR	3,700	3,195
Thanachart Capital PCL NVDR	3,500	4,548
Thoresen Thai Agencies PCL NVDR	6,100	3,621
TISCO Financial Group PCL NVDR	2,400	4,165

		128,480

TOTAL COMMON STOCKS
(Cost: $2,618,743)		2,805,871

WARRANTS — 0.01%

MALAYSIA — 0.01%
Hartalega Holdings Bhd (Expires 05/29/15)[b]	540	173
WCT Bhd (Expires 12/11/17)[b]	1,300	115

		288

TOTAL WARRANTS
(Cost: $0)		288

SHORT-TERM INVESTMENTS — 5.31%

MONEY MARKET FUNDS — 5.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	139,079	139,079

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

January 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	9,734	$9,734
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	761	761

		149,574

TOTAL SHORT-TERM INVESTMENTS
(Cost: $149,574)		149,574

TOTAL INVESTMENTS IN SECURITIES — 104.93%
(Cost: $2,768,317)		2,955,733
Other Assets, Less Liabilities — (4.93)%		(138,919)

NET ASSETS — 100.00%		$2,816,814

NVDR	— Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	27

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 97.63%

CHINA — 6.30%
GCL-Poly Energy Holdings Ltd.	42,000	$11,481
Kingboard Chemical Holdings Co. Ltd.	3,000	9,903
Lenovo Group Ltd.	24,000	24,973
Tencent Holdings Ltd.	3,600	125,980

		172,337
HONG KONG — 0.37%
ASM Pacific Technology Ltd.	800	10,109

		10,109
INDIA — 5.56%
HCL Technologies Ltd.	200	2,587
Infosys Ltd.	1,588	83,281
Satyam Computer Services Ltd.[a]	3,104	6,988
Tata Consultancy Services Ltd.	1,734	43,819
Wipro Ltd.	1,996	15,444

		152,119
JAPAN — 32.24%
Advantest Corp.	600	8,159
Brother Industries Ltd.	800	8,512
Canon Inc.	4,000	147,491
Citizen Holdings Co. Ltd.	1,200	6,903
Dena Co. Ltd.	400	12,676
FUJIFILM Holdings Corp.	1,600	31,944
Fujitsu Ltd.	6,000	24,326
Gree Inc.	400	5,961
Hamamatsu Photonics K.K.	200	7,659
Hitachi Ltd.	16,000	95,025
Hoya Corp.	1,600	30,945
IBIDEN Co. Ltd.	600	8,567
Keyence Corp.	200	55,599
Konami Corp.	400	8,481
Konica Minolta Holdings Inc.	2,000	15,932
Kyocera Corp.	600	54,372
Murata Manufacturing Co. Ltd.	800	49,353
NEC Corp.[a]	10,000	24,436
Nexon Co. Ltd.[a]	600	6,318
Nintendo Co. Ltd.	400	39,097
Nippon Electric Glass Co. Ltd.	2,000	9,643
Nomura Research Institute Ltd.	400	9,183
NTT Data Corp.	4	12,242

Security	Shares	Value
	`
Omron Corp.	800	$19,058
Oracle Corp. Japan	200	8,350
Ricoh Co. Ltd.	2,000	22,266
Rohm Co. Ltd.	400	13,325
Sumco Corp.[a]	200	2,080
TDK Corp.	400	14,837
Tokyo Electron Ltd.	600	25,772
Toshiba Corp.	14,000	62,284
Trend Micro Inc.	400	11,707
Yahoo! Japan Corp.	52	20,484
Yokogawa Electric Corp.	800	8,933

		881,920
SOUTH KOREA — 24.35%
LG Display Co. Ltd.[a]	860	23,140
NCsoft Corp.	58	7,351
NHN Corp.	148	32,755
Samsung Electro-Mechanics Co. Ltd.	220	18,527
Samsung Electronics Co. Ltd.	390	518,603
Samsung SDI Co. Ltd.	122	15,965
SK C&C Co. Ltd.	78	7,414
SK Hynix Inc.[a]	1,900	42,574

		666,329
TAIWAN — 28.81%
Acer Inc.[a]	10,000	8,823
Advanced Semiconductor Engineering Inc.	24,000	19,427
Advantech Co. Ltd.	2,000	8,365
ASUSTeK Computer Inc.	2,000	22,895
AU Optronics Corp.[a]	30,000	12,243
Catcher Technology Co. Ltd.	2,000	8,941
Chicony Electronics Co. Ltd.	4,000	11,095
Chimei Innolux Corp.[a]	18,428	9,580
Compal Electronics Inc.	16,000	11,623
Delta Electronics Inc.	6,000	21,743
E Ink Holdings Inc.	6,000	4,420
Epistar Corp.	4,000	7,600
Foxconn Technology Co. Ltd.	2,000	5,846
Hon Hai Precision Industry Co. Ltd.	36,000	102,904
HTC Corp.	2,000	19,745
Inventec Corp.	20,000	7,993
Lite-On Technology Corp.	8,000	11,515
Macronix International Co. Ltd.	12,000	3,455
MediaTek Inc.	4,000	43,757

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY INDEX FUND

January 31, 2013

Security	Shares	Value

Novatek Microelectronics Corp. Ltd.	2,000	$7,959
Pegatron Corp.[a]	6,000	7,945
Powertech Technology Inc.	4,000	6,015
Quanta Computer Inc.	10,000	23,335
Radiant Opto-Electronics Corp.	2,000	7,756
Realtek Semiconductor Corp.	4,000	8,968
Siliconware Precision Industries Co. Ltd.	12,000	12,619
Simplo Technology Co. Ltd.	2,000	9,314
Synnex Technology International Corp.	4,000	8,115
Taiwan Semiconductor Manufacturing Co. Ltd.	88,000	302,508
Tripod Technology Corp.	2,000	4,030
Unimicron Technology Corp.	6,000	5,995
United Microelectronics Corp.	50,000	19,474
Wistron Corp.	8,000	9,266
WPG Holdings Co. Ltd.	6,000	8,067
Zhen Ding Technology Holding Ltd.	2,000	4,911

		788,247

TOTAL COMMON STOCKS
(Cost: $2,596,244)		2,671,061

PREFERRED STOCKS — 2.11%

SOUTH KOREA — 2.11%
Samsung Electronics Co. Ltd.	74	57,627

		57,627

TOTAL PREFERRED STOCKS
(Cost: $51,351)		57,627

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	1,465	1,465

		1,465

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,465)		1,465

Value

TOTAL INVESTMENTS IN SECURITIES — 99.79%
(Cost: $2,649,060)	$2,730,153
Other Assets, Less Liabilities — 0.21%	5,679

NET ASSETS — 100.00%	$2,735,832

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	29

Consolidated Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2013

	iShares MSCI All Country Asia ex Japan Index Fund	iShares MSCI All Country Asia ex Japan Small Cap Index Fund	iShares MSCI All Country Asia Information Technology Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,320,867,469	$2,618,743	$2,647,595
Affiliated (Note 2)	78,394,326	149,574	1,465

Total cost of investments	$2,399,261,795	$2,768,317	$2,649,060

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,509,363,011	$2,806,159	$2,728,688
Affiliated (Note 2)	78,394,326	149,574	1,465

Total fair value of investments	2,587,757,337	2,955,733	2,730,153
Foreign currencies, at value[b]	2,785,433	6,010	1,019
Receivables:
Due from custodian (Note 4)	5,933,294	—	—
Dividends and interest	3,837,440	5,714	6,283
Capital shares sold	14,340,978	—	—

Total Assets	2,614,654,482	2,967,457	2,737,455

LIABILITIES
Payables:
Investment securities purchased	23,709,180	—	—
Collateral for securities on loan (Note 5)	73,079,504	148,813	—
Foreign taxes (Note 1)	5,230	28	7
Investment advisory fees (Note 2)	1,283,815	1,802	1,616

Total Liabilities	98,077,729	150,643	1,623

NET ASSETS	$2,516,576,753	$2,816,814	$2,735,832

Net assets consist of:
Paid-in capital	$2,523,048,543	$3,247,214	$3,027,647
Distributions in excess of net investment income	(5,792,386)	(112,109)	(2,764)
Accumulated net realized loss	(189,100,425)	(505,599)	(369,886)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	188,421,021	187,308	80,835

NET ASSETS	$2,516,576,753	$2,816,814	$2,735,832

Shares outstanding[c]	41,700,000	50,000	100,000

Net asset value per share	$60.35	$56.34	$27.36

[a]	Securities on loan with values of $68,809,376, $133,893 and $ —, respectively. See Note 5.
[b]	Cost of foreign currencies: $2,787,315, $6,049 and $1,023, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2013

	iShares MSCI All Country Asia ex Japan Index Fund	iShares MSCI All Country Asia ex Japan Small Cap Index Fund	iShares MSCI All Country Asia Information Technology Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$15,651,627	$64,450	$22,284
Interest — unaffiliated	16	—	—
Interest — affiliated (Note 2)	1,066	6	2
Securities lending income — affiliated (Note 2)	770,754	3,515	625

Total investment income	16,423,463	67,971	22,911

EXPENSES
Investment advisory fees (Note 2)	6,749,434	16,810	8,433
Mauritius income taxes (Note 1)	53,733	—	—
Commitment fees (Note 7)	2,006	9	2
Interest expense (Note 7)	1,212	—	—

Total expenses	6,806,385	16,819	8,435

Net investment income	9,617,078	51,152	14,476

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(12,281,275)	(333,665)	(110,931)
In-kind redemptions — unaffiliated	2,014,134	(113,648)	(250,137)
Foreign currency transactions	(25,664)	3,744	1,197

Net realized loss	(10,292,805)	(443,569)	(359,871)

Net change in unrealized appreciation/depreciation on:
Investments	257,424,480	970,346	463,982
Translation of assets and liabilities in foreign currencies	(89,236)	(243)	(407)

Net change in unrealized appreciation/depreciation	257,335,244	970,103	463,575

Net realized and unrealized gain	247,042,439	526,534	103,704

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$256,659,517	$577,686	$118,180

[a]	Net of foreign withholding tax of $1,990,134, $7,701 and $4,455, respectively.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	31

Consolidated Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI All Country Asia ex Japan Index Fund		iShares MSCI All Country Asia ex Japan Small Cap Index Fund
	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012	Six months ended January 31, 2013 (Unaudited)	Period from February 2, 2012[a] to July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,617,078	$36,227,202	$51,152	$142,933
Net realized loss	(10,292,805)	(79,448,649)	(443,569)	(47,434)
Net change in unrealized appreciation/depreciation	257,335,244	(202,208,582)	970,103	(782,795)

Net increase (decrease) in net assets resulting from operations	256,659,517	(245,430,029)	577,686	(687,296)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(18,883,797)	(31,967,073)	(243,021)	(77,769)

Total distributions to shareholders	(18,883,797)	(31,967,073)	(243,021)	(77,769)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	474,989,382	1,015,039,527	—	11,241,517
Cost of shares redeemed	(22,628,735)	(771,482,759)	(7,994,303)	—

Net increase (decrease) in net assets from capital share transactions	452,360,647	243,556,768	(7,994,303)	11,241,517

INCREASE (DECREASE) IN NET ASSETS	690,136,367	(33,840,334)	(7,659,638)	10,476,452

NET ASSETS
Beginning of period	1,826,440,386	1,860,280,720	10,476,452	—

End of period	$2,516,576,753	$1,826,440,386	$2,816,814	$10,476,452

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(5,792,386)	$3,474,333	$(112,109)	$79,760

SHARES ISSUED AND REDEEMED
Shares sold	7,900,000	19,100,000	—	200,000
Shares redeemed	(400,000)	(14,800,000)	(150,000)	—

Net increase (decrease) in shares outstanding	7,500,000	4,300,000	(150,000)	200,000

[a]	Commencement of operations.

See notes to consolidated financial statements.

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI All Country Asia Information Technology Index Fund
	Six months ended January 31, 2013 (Unaudited)	Period from February 8, 2012[a] to July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$14,476	$39,497
Net realized loss	(359,871)	(11,957)
Net change in unrealized appreciation/depreciation	463,575	(382,740)

Net increase (decrease) in net assets resulting from operations	118,180	(355,200)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(50,143)	(4,652)

Total distributions to shareholders	(50,143)	(4,652)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,356,389	5,389,917
Cost of shares redeemed	(3,718,659)	—

Net increase (decrease) in net assets from capital share transactions	(2,362,270)	5,389,917

INCREASE (DECREASE) IN NET ASSETS	(2,294,233)	5,030,065

NET ASSETS
Beginning of period	5,030,065	—

End of period	$2,735,832	$5,030,065

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,764)	$32,903

SHARES ISSUED AND REDEEMED
Shares sold	50,000	200,000
Shares redeemed	(150,000)	—

Net increase (decrease) in shares outstanding	(100,000)	200,000

[a]	Commencement of operations.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	33

Consolidated Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI All Country Asia ex Japan Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Aug. 13, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$53.40	$62.22	$55.95	$50.02	$49.77

Income from investment operations:
Net investment income[b]	0.28	0.97	1.09	0.84	0.98
Net realized and unrealized gain (loss)[c]	7.21	(8.89)	6.45	5.95	(0.47)

Total from investment operations	7.49	(7.92)	7.54	6.79	0.51

Less distributions from:
Net investment income	(0.54)	(0.90)	(1.27)	(0.86)	(0.26)

Total distributions	(0.54)	(0.90)	(1.27)	(0.86)	(0.26)

Net asset value, end of period	$60.35	$53.40	$62.22	$55.95	$50.02

Total return	14.05%[d]	(12.63)%	13.53%	13.63%	1.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,516,577	$1,826,440	$1,860,281	$2,025,439	$1,045,347
Ratio of expenses to average net assets[e,f]	0.68%	0.69%	0.66%	0.68%	0.71%
Ratio of expenses to average net assets prior to waived fees[e,f]	n/a	n/a	0.67%	0.69%	0.72%
Ratio of net investment income to average net assets[e]	0.96%	1.82%	1.77%	1.55%	2.71%
Portfolio turnover rate[g]	3%	26%	41%	3%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the periods ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the six months ended January 31, 2013 would have been 3%. See Note 4.

See notes to consolidated financial statements.

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI All Country Asia ex Japan Small Cap Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Period from Feb. 2, 2012[a] to Jul. 31, 2012
Net asset value, beginning of period	$52.38	$56.14

Income from investment operations:
Net investment income[b]	0.63	0.71
Net realized and unrealized gain (loss)[c]	8.19	(4.08)

Total from investment operations	8.82	(3.37)

Less distributions from:
Net investment income	(4.86)	(0.39)

Total distributions	(4.86)	(0.39)

Net asset value, end of period	$56.34	$52.38

Total return	17.28%[d]	(6.00)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,817	$10,476
Ratio of expenses to average net assets[e]	0.75%	0.75%
Ratio of net investment income to average net assets[e]	2.28%	2.65%
Portfolio turnover rate[f]	8%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2013 and the period ended July 31, 2012 would have been 8% and 5%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	35

Consolidated Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI All Country Asia Information Technology Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Period from Feb. 8, 2012[a] to Jul. 31, 2012
Net asset value, beginning of period	$25.15	$26.93

Income from investment operations:
Net investment income[b]	0.16	0.20
Net realized and unrealized gain (loss)[c]	3.05	(1.96)

Total from investment operations	3.21	(1.76)

Less distributions from:
Net investment income	(1.00)	(0.02)

Total distributions	(1.00)	(0.02)

Net asset value, end of period	$27.36	$25.15

Total return	12.81%[d]	(6.52)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,736	$5,030
Ratio of expenses to average net assets[e]	0.69%	0.69%
Ratio of net investment income to average net assets[e]	1.18%	1.56%
Portfolio turnover rate[f]	31%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2013 and the period ended July 31, 2012 would have been 1% and 1%, respectively. See Note 4.

See notes to consolidated financial statements.

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	Diversification Classification
All Country Asia ex Japan	Diversified
All Country Asia ex Japan Small Cap	Diversified
All Country Asia Information Technology	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of each Fund also serves as the investment adviser to each Subsidiary. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for each Fund include the accounts of its Subsidiary.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	37

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective consolidated schedule of investments.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
All Country Asia ex Japan
Assets:
Common Stocks	$2,489,798,459	$1,669,001	$0[a]	$2,491,467,460
Preferred Stocks	17,895,551	—	—	17,895,551
Short-Term Investments	78,394,326	—	—	78,394,326

	$2,586,088,336	$1,669,001	$0[a]	$2,587,757,337

All Country Asia ex Japan Small Cap
Assets:
Common Stocks	$2,792,730	$9,323	$3,818	$2,805,871
Warrants	288	—	—	288
Short-Term Investments	149,574	—	—	149,574

	$2,942,592	$9,323	$3,818	$2,955,733

All Country Asia Information Technology
Assets:
Common Stocks	$2,671,061	$—	$—	$2,671,061
Preferred Stocks	57,627	—	—	57,627
Short-Term Investments	1,465	—	—	1,465

	$2,730,153	$—	$—	$2,730,153

[a]	Rounds to less than $0.01.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	39

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their consolidated statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of January 31, 2013, if any, are disclosed in the Funds’ consolidated statements of assets and liabilities.

Each Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, each Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. Each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Funds and are disclosed in the consolidated statements of operations. Further, each Subsidiary is not subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by a Subsidiary to its Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

As a result of recent legislative changes enacted by the 2012 India Finance Act (“the Act”) and its general anti-avoidance rules (“GAAR”), which are effective April 1, 2013, the Subsidiaries’ ability to leverage the treaty between Mauritius and India may be adversely impacted, and therefore the Funds may be subject to taxes on capital gains and/or dividends realized on Indian securities. The Act also includes provisions that impose Indian tax on the transfer of shares of an Indian company. However, until more definitive guidance on the legislative changes is available, the impact to the Funds, if any, cannot be determined at this time.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the iShares MSCI All Country Asia ex Japan Index Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.56	Over $42 billion, up to and including $56 billion
0.50	Over $56 billion, up to and including $70 billion
0.45	Over $70 billion, up to and including $84 billion
0.40	Over $84 billion

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	41

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI All Country Asia ex Japan Index Fund through June 30, 2014 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds. The Fund did not hold any iShares funds during the six months ended January 31, 2013.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares MSCI Index Fund	Investment Advisory Fee
All Country Asia ex Japan Small Cap	0.75%
All Country Asia Information Technology	0.69

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended January 31, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
All Country Asia ex Japan	$415,021
All Country Asia ex Japan Small Cap	1,893
All Country Asia Information Technology	337

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the consolidated statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares MSCI All Country Asia ex Japan Index Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2013 were as follows:

iShares MSCI Index Fund	Purchases	Sales
All Country Asia ex Japan	$280,004,398	$60,907,028
All Country Asia ex Japan Small Cap	424,504	4,847,481
All Country Asia Information Technology	869,921	2,311,228
In-kind transactions (see Note 4) for the six months ended January 31, 2013 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
All Country Asia ex Japan	$234,915,832	$10,837,253
All Country Asia ex Japan Small Cap	—	3,688,849
All Country Asia Information Technology	519,675	1,461,709

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the consolidated statements of assets and liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	43

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of January 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of January 31, 2013 and the value of the related collateral are disclosed in the consolidated statements of assets and liabilities. Securities lending income, as disclosed in the consolidated statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2012, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares MSCI Index Fund	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
All Country Asia ex Japan	$37,248,703	$114,780	$5,230,616	$2,799,079	$45,393,178
All Country Asia ex Japan Small Cap	59,447	—	—	—	59,447
All Country Asia Information Technology	10,015	—	—	—	10,015

[a]	Must be utililized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
All Country Asia ex Japan	$2,440,470,556	$309,693,377	$(162,406,596)	$147,286,781
All Country Asia ex Japan Small Cap	2,854,909	444,581	(343,757)	100,824
All Country Asia Information Technology	2,649,060	199,944	(118,851)	81,093

Management has reviewed the tax positions as of January 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ consolidated financial statements.

7.	LINE OF CREDIT

The Funds, along with certain other iShares funds, are a party to a $125 million credit agreement with State Street Bank and Trust Company, which expires October 30, 2013. The credit agreement was established to facilitate the funding of purchases of securities in India. The credit agreement has the following terms: a commitment fee of 0.08% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local Indian securities.

For the six months ended January 31, 2013, the iShares MSCI All Country Asia ex Japan Index Fund’s maximum amount borrowed, the average borrowings and the average interest rate under the credit agreement were $3,500,000, $166,822 and 1.22% respectively.

The iShares MSCI All Country Asia ex Japan Small Cap Index Fund and the iShares MSCI All Country Asia Information Technology Index Fund did not borrow under the credit agreement during the six months ended January 31, 2013.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	45

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares MSCI Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
All Country Asia ex Japan	$0.34110	$—	$0.19998	$0.54108	63%	—%	37%	100%
All Country Asia ex Japan Small Cap	4.22213	—	0.63829	4.86042	87	—	13	100
All Country Asia Information Technology	0.86048	—	0.14238	1.00286	86	—	14	100

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800 SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-77-0113

January 31, 2013

2013 Semi-Annual Report

iShares Trust

iShares MSCI EAFE Minimum Volatility Index Fund  |  EFAV  |  NYSE Arca

iShares MSCI USA Minimum Volatility Index Fund  |  USMV  |  NYSE Arca

Fund Performance Overview

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/13			Inception to 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.81%	14.23%	14.87%	12.06%	12.10%	12.22%	15.82%	15.87%	15.97%

Total returns for the period since inception are calculated from the inception date of the Fund (10/18/11). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/20/11), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI EAFE Minimum Volatility Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Minimum Volatility Index (the “Index”). The Index measures the performance of international equity securities that have lower absolute volatility. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 9.24%, net of fees, while the total return for the Index was 9.42%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Consumer Non-Cyclical	36.33%
Financial	19.12
Communications	14.73
Utilities	7.82
Consumer Cyclical	6.73
Industrial	6.58
Basic Materials	4.21
Energy	3.03
Technology	1.22
Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

Roche Holding AG Genusschein (Switzerland)	1.65%
Novartis AG Registered (Switzerland)	1.60
Hang Seng Bank Ltd. (Hong Kong)	1.57
Takeda Pharmaceutical Co. Ltd. (Japan)	1.56
Nestle SA Registered (Switzerland)	1.55
Reckitt Benckiser Group PLC (United Kingdom)	1.55
Swisscom AG Registered (Switzerland)	1.53
SGS SA Registered (Switzerland)	1.53
Unilever PLC (United Kingdom)	1.51
AstraZeneca PLC (United Kingdom)	1.51

TOTAL	15.56%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

Performance as of January 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/13			Inception to 1/31/13			Inception to 1/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.99%	15.14%	15.16%	17.53%	17.59%	17.76%	23.16%	23.24%	23.37%

Total returns for the period since inception are calculated from the inception date of the Fund (10/18/11). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/20/11), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI USA Minimum Volatility Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Minimum Volatility Index (the “Index”). The Index measures the performance of equity securities in the top 85% by market capitalization of equity securities listed on stock exchanges in the United States that have lower absolute volatility. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2013, the total return for the Fund was 4.82%, net of fees, while the total return for the Index was 4.96%.

PORTFOLIO ALLOCATION

As of 1/31/13

Sector	Percentage of Net Assets

Consumer Non-Cyclical	37.08%
Financial	15.53
Consumer Cyclical	9.41
Communications	8.52
Utilities	8.44
Technology	7.36
Energy	6.11
Industrial	4.70
Basic Materials	2.70
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/13

Security	Percentage of Net Assets

Eli Lilly and Co.	1.61%
Duke Energy Corp.	1.60
Bristol-Myers Squibb Co.	1.59
McDonald’s Corp.	1.57
Automatic Data Processing Inc.	1.52
International Business Machines Corp.	1.52
CenturyLink Inc.	1.50
Johnson & Johnson	1.50
PepsiCo Inc.	1.49
Consolidated Edison Inc.	1.48

TOTAL	15.38%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
MSCI EAFE Minimum Volatility
Actual	$1,000.00	$1,092.40	0.20%	$1.05
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
MSCI USA Minimum Volatility
Actual	1,000.00	1,048.20	0.15	0.77
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.74%

AUSTRALIA — 4.68%
Amcor Ltd.	19,110	$167,434
ASX Ltd.	4,578	167,128
Aurizon Holdings Ltd.	181,944	753,413
CFS Retail Property Trust Group	732,732	1,528,552
Commonwealth Bank of Australia	30,702	2,063,928
CSL Ltd.	7,056	404,345
Federation Centres	194,124	471,781
GPT Group	254,646	1,006,656
Metcash Ltd.	32,886	130,690
Telstra Corp. Ltd.	268,590	1,288,703
Westfield Group	38,514	449,123
Woolworths Ltd.	80,514	2,623,539

		11,055,292
BELGIUM — 1.39%
Belgacom SA	65,478	1,998,017
Colruyt SA	26,460	1,282,409

		3,280,426
DENMARK — 2.31%
Coloplast A/S Class B	7,980	421,020
Novo Nordisk A/S Class B	11,424	2,101,219
Novozymes A/S Class B	13,398	439,722
TDC A/S	213,024	1,629,658
TrygVesta A/S	10,794	849,318

		5,440,937
FINLAND — 0.61%
Elisa OYJ	40,194	955,879
Orion OYJ Class B	17,052	476,352

		1,432,231
FRANCE — 4.66%
Danone SA	8,400	581,966
Dassault Systemes SA	5,544	616,181
Essilor International SA	8,988	916,121
Eutelsat Communications SA	35,952	1,235,159
Iliad SA	9,702	1,797,635
L’Air Liquide SA	12,012	1,534,960
L’Oreal SA	966	143,451
SCOR SE	4,242	122,071
SES SA Class A FDR	76,104	2,328,977
Sodexo	7,728	687,933

Security	Shares	Value

Total SA	19,026	$1,031,227

		10,995,681
GERMANY — 3.77%
Axel Springer AG	3,192	149,222
Beiersdorf AG	9,744	855,093
Deutsche Telekom AG Registered	102,480	1,259,468
Fresenius Medical Care AG & Co. KGaA	18,186	1,281,926
Fresenius SE & Co. KGaA	7,602	925,094
Linde AG	5,586	1,019,079
Muenchener Rueckversicherungs-Gesellschaft AG Registered	5,670	1,041,715
QIAGEN NVa	49,518	1,039,827
SAP AG	16,044	1,314,091

		8,885,515
HONG KONG — 7.98%
AIA Group Ltd.	226,800	902,170
BOC Hong Kong (Holdings) Ltd.	231,000	796,757
Cheung Kong Infrastructure Holdings Ltd.	215,000	1,363,935
CLP Holdings Ltd.	357,500	3,040,052
Hang Seng Bank Ltd.	226,800	3,713,958
Hong Kong and China Gas Co. Ltd. (The)	168,500	477,983
Link REIT (The)	630,000	3,273,677
MTR Corp. Ltd.	630,000	2,599,446
Power Assets Holdings Ltd.[b]	294,000	2,547,457
Swire Properties Ltd.	33,600	123,040

		18,838,475
IRELAND — 0.25%
Ryanair Holdings PLC SP ADR	14,868	579,109

		579,109
ISRAEL — 1.71%
Bank Hapoalim BMa	242,970	1,020,616
Bezeq The Israel Telecommunication Corp. Ltd.	471,786	552,637
Mizrahi Tefahot Bank Ltd.[a]	36,918	389,928
NICE Systems Ltd.[a]	20,160	737,796
Teva Pharmaceutical Industries Ltd.	36,120	1,339,380

		4,040,357
ITALY — 0.08%
Snam SpA	38,808	196,173

		196,173

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

January 31, 2013

Security	Shares	Value

JAPAN — 23.71%
All Nippon Airways Co. Ltd.[b]	84,000	$164,760
Asahi Group Holdings Ltd.	12,600	267,712
Astellas Pharma Inc.	16,800	856,936
Bank of Kyoto Ltd. (The)	84,000	696,778
Bank of Yokohama Ltd. (The)	168,000	804,471
Benesse Holdings Inc.	29,400	1,285,404
Central Japan Railway Co.	8,400	736,358
Chiba Bank Ltd. (The)	294,000	1,836,292
Chugai Pharmaceutical Co. Ltd.	25,200	519,408
Chugoku Bank Ltd. (The)	84,000	1,160,684
East Japan Railway Co.	21,000	1,422,091
FamilyMart Co. Ltd.	25,200	1,016,174
Gunma Bank Ltd. (The)	168,000	813,675
Hachijuni Bank Ltd. (The)	168,000	843,130
Iyo Bank Ltd. (The)	89,000	729,476
Japan Prime Realty Investment Corp.	126	358,974
Japan Real Estate Investment Corp.	168	1,700,986
Joyo Bank Ltd. (The)	126,000	592,308
Kamigumi Co. Ltd.	84,000	686,654
Kao Corp.	8,400	241,525
Keikyu Corp.	48,000	408,153
Kintetsu Corp.	168,000	692,176
Lawson Inc.	25,200	1,830,769
McDonald’s Holdings Co. (Japan) Ltd.	29,400	756,101
Mitsubishi Tanabe Pharma Corp.	63,000	847,041
Nippon Building Fund Inc.	126	1,301,972
Nippon Telegraph and Telephone Corp.	50,400	2,115,187
Nissin Foods Holdings Co. Ltd.	25,200	959,566
Nitori Holdings Co. Ltd.	14,700	1,125,937
NTT DOCOMO Inc.	1,932	2,940,552
Odakyu Electric Railway Co. Ltd.	126,000	1,264,694
Ono Pharmaceutical Co. Ltd.	29,400	1,551,183
Oracle Corp. Japan	4,200	175,345
Oriental Land Co. Ltd.	21,000	2,798,159
Osaka Gas Co. Ltd.	168,000	631,427
Otsuka Holdings Co. Ltd.	79,800	2,577,804
Rakuten Inc.	25,200	230,572
Rinnai Corp.	700	49,551
Sankyo Co. Ltd.	4,200	167,521
Santen Pharmaceutical Co. Ltd.	25,200	1,039,645
Secom Co. Ltd.	25,200	1,259,172
Seven Bank Ltd.	231,000	559,402

Security	Shares	Value

Shimamura Co. Ltd.	8,400	$826,562
Shizuoka Bank Ltd. (The)	210,000	1,983,564
Suzuken Co. Ltd.	12,600	386,864
Takeda Pharmaceutical Co. Ltd.	71,400	3,677,186
Toho Gas Co. Ltd.	126,000	675,148
Tokyo Gas Co. Ltd.	294,000	1,388,494
TonenGeneral Sekiyu K.K.	126,000	1,100,395
Unicharm Corp.	8,400	446,417
USS Co. Ltd.	3,780	424,970
West Japan Railway Co.	58,800	2,325,970
Yamato Holdings Co. Ltd.	42,000	707,364

		55,958,659
NETHERLANDS — 1.28%
Koninklijke Ahold NV	56,532	830,289
Unilever NV CVA	54,348	2,198,403

		3,028,692
NEW ZEALAND — 0.40%
Auckland International Airport Ltd.	332,640	792,479
Contact Energy Ltd.[a]	34,524	151,444

		943,923
SINGAPORE — 5.44%
ComfortDelGro Corp. Ltd.	210,000	327,436
DBS Group Holdings Ltd.[b]	244,000	2,948,974
Oversea-Chinese Banking Corp. Ltd.	431,000	3,405,381
Singapore Airlines Ltd.	252,000	2,237,421
Singapore Press Holdings Ltd.	12,000	39,748
Singapore Telecommunications Ltd.	588,000	1,662,627
StarHub Ltd.	294,000	926,321
United Overseas Bank Ltd.	84,000	1,279,205

		12,827,113
SWITZERLAND — 13.78%
Banque Cantonale Vaudoise Registered	1,428	762,619
Barry Callebaut AG Registered	756	760,982
EMS-Chemie Holding AG Registered	2,016	512,580
Givaudan SA Registered[a]	3,192	3,547,835
Lindt & Spruengli AG Registered	44	1,788,029
Nestle SA Registered	52,122	3,657,986
Novartis AG Registered	55,608	3,786,596
Partners Group Holding AG	3,402	798,471
Roche Holding AG Genusschein	17,598	3,892,627
Schindler Holding AG Registered	3,402	491,711
SGS SA Registered	1,512	3,600,237

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

January 31, 2013

Security	Shares	Value

Swiss Prime Site AG Registered	23,688	$2,001,968
Swisscom AG Registered	8,148	3,610,893
Syngenta AG Registered	7,686	3,316,672

		32,529,206
UNITED KINGDOM — 27.69%
Admiral Group PLC	12,902	250,170
Associated British Foods PLC	59,136	1,639,812
AstraZeneca PLC	73,458	3,555,644
Babcock International Group PLC	35,574	585,440
BP PLC	194,712	1,440,885
British American Tobacco PLC	39,984	2,081,179
British Sky Broadcasting Group PLC	130,746	1,694,605
Capita PLC	163,674	2,042,240
Centrica PLC	498,834	2,769,648
Compass Group PLC	220,962	2,676,476
Diageo PLC	75,726	2,253,521
Experian PLC	10,962	187,875
G4S PLC	88,662	389,798
GlaxoSmithKline PLC	151,620	3,474,777
HSBC Holdings PLC	131,838	1,498,064
Imperial Tobacco Group PLC	17,808	662,080
J Sainsbury PLC	465,864	2,442,563
Marks & Spencer Group PLC	110,544	665,470
National Grid PLC	297,612	3,262,834
Next PLC	9,408	605,288
Pearson PLC	128,814	2,438,483
Reckitt Benckiser Group PLC	54,726	3,645,878
Reed Elsevier PLC	162,078	1,765,360
Rexam PLC	90,871	674,974
Royal Dutch Shell PLC Class A	44,562	1,583,284
Royal Dutch Shell PLC Class B	54,516	1,982,758
RSA Insurance Group PLC	417,984	872,766
Sage Group PLC (The)	148,512	759,824
Serco Group PLC	196,896	1,730,975
Shire PLC	32,970	1,104,513
SSE PLC	147,714	3,323,200
Tesco PLC	323,610	1,828,059
Unilever PLC	87,822	3,574,223
Vodafone Group PLC	1,250,634	3,412,428
Wm Morrison Supermarkets PLC	619,374	2,464,785

		65,339,879

TOTAL COMMON STOCKS
(Cost: $220,897,569)		235,371,668

Security	Shares	Value

PREFERRED STOCKS — 0.03%

UNITED KINGDOM — 0.03%
Rexam PLC Class Ba	100,968	$72,036

		72,036

TOTAL PREFERRED STOCKS
(Cost: $71,364)		72,036

SHORT-TERM INVESTMENTS — 1.44%

MONEY MARKET FUNDS — 1.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	3,120,503	3,120,503
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	218,397	218,397
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	71,025	71,025

		3,409,925

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,409,925)		3,409,925

TOTAL INVESTMENTS IN SECURITIES — 101.21%
(Cost: $224,378,858)		238,853,629
Other Assets, Less Liabilities — (1.21)%		(2,862,209)

NET ASSETS — 100.00%		$235,991,420

FDR  —  Fiduciary Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 1.12%
Lockheed Martin Corp.	161,448	$14,024,988

		14,024,988
AGRICULTURE — 1.48%
Altria Group Inc.	392,850	13,231,188
Reynolds American Inc.	121,764	5,355,181

		18,586,369
BANKS — 0.39%
First Republic Bank	135,644	4,841,134

		4,841,134
BEVERAGES — 2.77%
Coca-Cola Co. (The)	430,632	16,036,736
PepsiCo Inc.	256,911	18,715,966

		34,752,702
BIOTECHNOLOGY — 2.26%
Amgen Inc.	204,697	17,493,406
Biogen Idec Inc.[a]	11,827	1,845,958
Celgene Corp.[a]	90,949	9,000,313

		28,339,677
CHEMICALS — 1.68%
Ecolab Inc.	199,337	14,431,999
Praxair Inc.	16,024	1,768,569
Sherwin-Williams Co. (The)	30,110	4,882,035

		21,082,603
COMMERCIAL SERVICES — 5.47%
Automatic Data Processing Inc.	321,601	19,067,723
MasterCard Inc. Class A	9,291	4,816,454
Paychex Inc.	553,609	18,064,262
SAIC Inc.	490,200	5,931,420
Total System Services Inc.	288,966	6,718,460
Verisk Analytics Inc. Class Aa	252,743	13,941,304

		68,539,623
COMPUTERS — 2.40%
Accenture PLC Class A	27,544	1,980,138
International Business Machines Corp.	93,683	19,024,207
Synopsys Inc.[a]	269,594	9,015,223

		30,019,568
COSMETICS & PERSONAL CARE — 2.18%
Colgate-Palmolive Co.	83,433	8,958,201

Security	Shares	Value

Procter & Gamble Co. (The)	244,145	$18,349,938

		27,308,139
DISTRIBUTION & WHOLESALE — 0.24%
Genuine Parts Co.	44,066	2,997,810

		2,997,810
DIVERSIFIED FINANCIAL SERVICES — 0.80%
Visa Inc. Class A	63,670	10,054,130

		10,054,130
ELECTRIC — 8.44%
Consolidated Edison Inc.	325,168	18,495,556
Dominion Resources Inc.	226,943	12,279,886
Duke Energy Corp.	291,452	20,034,411
NextEra Energy Inc.	23,129	1,666,444
PG&E Corp.	258,806	11,035,488
Southern Co. (The)	417,149	18,450,500
Wisconsin Energy Corp.	319,266	12,588,658
Xcel Energy Inc.	402,292	11,175,672

		105,726,615
ENVIRONMENTAL CONTROL — 2.61%
Republic Services Inc.	262,206	8,361,749
Stericycle Inc.[a]	136,345	12,864,151
Waste Management Inc.	316,182	11,502,701

		32,728,601
FOOD — 5.75%
Campbell Soup Co.	194,728	7,148,465
General Mills Inc.	437,966	18,368,294
H.J. Heinz Co.	104,825	6,355,540
Hershey Co. (The)	70,307	5,585,891
Hormel Foods Corp.	261,830	9,061,936
Kellogg Co.	74,005	4,329,292
McCormick & Co. Inc. NVS	184,862	11,526,146
Mondelez International Inc. Class A	349,643	9,716,579

		72,092,143
HEALTH CARE — PRODUCTS — 2.72%
Baxter International Inc.	76,895	5,216,557
Becton, Dickinson and Co.	189,534	15,928,437
C.R. Bard Inc.	116,793	11,921,062
Medtronic Inc.	22,763	1,060,756

		34,126,812
HEALTH CARE — SERVICES — 0.33%
Laboratory Corp. of America Holdings[a]	39,053	3,495,244

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

January 31, 2013

Security	Shares	Value

Quest Diagnostics Inc.	11,035	$639,478

		4,134,722
HOUSEHOLD PRODUCTS & WARES — 1.93%
Church & Dwight Co. Inc.	56,214	3,248,607
Clorox Co. (The)	32,804	2,572,162
Kimberly-Clark Corp.	205,336	18,379,625

		24,200,394
INSURANCE — 6.91%
Alleghany Corp.[a]	22,973	8,283,834
Aon PLC	173,520	10,019,045
Arch Capital Group Ltd.[a,b]	246,489	11,442,019
Berkshire Hathaway Inc. Class Ba	91,677	8,886,252
Chubb Corp. (The)	196,509	15,781,638
Everest Re Group Ltd.	31,573	3,656,469
Marsh & McLennan Companies Inc.	91,324	3,240,175
RenaissanceRe Holdings Ltd.[b]	91,312	7,819,960
Travelers Companies Inc. (The)	117,428	9,213,401
W.R. Berkley Corp.	198,985	8,192,212

		86,535,005
INTERNET — 0.81%
Google Inc. Class Aa	7,853	5,934,433
Yahoo! Inc.[a]	214,655	4,213,678

		10,148,111
MEDIA — 0.53%
DIRECTV[a]	86,717	4,434,707
McGraw-Hill Companies Inc. (The)	38,645	2,222,861

		6,657,568
MINING — 1.03%
Newmont Mining Corp.	299,426	12,863,341

		12,863,341
OIL & GAS — 2.76%
Chevron Corp.	105,885	12,192,658
ConocoPhillips	83,503	4,843,174
Exxon Mobil Corp.	194,537	17,502,494

		34,538,326
PHARMACEUTICALS — 12.18%
Abbott Laboratories	280,742	9,511,539
AbbVie Inc.	280,742	10,300,424
Actavis Inc.[a]	38,529	3,328,520
Allergan Inc.	138,627	14,557,221
AmerisourceBergen Corp.	235,482	10,683,818

Security	Shares	Value

Bristol-Myers Squibb Co.	550,813	$19,906,382
Cardinal Health Inc.	32,448	1,421,547
Eli Lilly and Co.	375,302	20,149,965
Forest Laboratories Inc.[a]	103,451	3,755,271
Johnson & Johnson	254,058	18,779,967
McKesson Corp.	19,764	2,079,766
Merck & Co. Inc.	406,866	17,596,955
Perrigo Co.	24,108	2,423,095
Pfizer Inc.	662,936	18,084,894

		152,579,364
PIPELINES — 3.36%
Kinder Morgan Inc.	369,993	13,859,938
Kinder Morgan Management LLC[a,b]	185,360	15,286,653
Spectra Energy Corp.	464,390	12,900,754

		42,047,345
REAL ESTATE INVESTMENT TRUSTS — 7.43%
American Capital Agency Corp.	567,889	17,962,329
American Tower Corp.	240,012	18,276,914
Annaly Capital Management Inc.[b]	1,213,760	18,048,611
Equity Residential	63,653	3,525,740
Federal Realty Investment Trust[b]	115,897	12,267,698
Public Storage[b]	57,999	8,927,786
Realty Income Corp.[b]	323,449	14,128,252

		93,137,330
RETAIL — 9.17%
Advance Auto Parts Inc.	23,196	1,705,370
AutoZone Inc.[a,b]	41,068	15,182,840
Dollar General Corp.[a]	164,489	7,602,682
Dollar Tree Inc.[a]	92,448	3,696,995
Family Dollar Stores Inc.	77,645	4,402,471
Home Depot Inc. (The)	14,857	994,230
McDonald’s Corp.	206,564	19,683,484
O’Reilly Automotive Inc.[a]	86,797	8,041,742
Ross Stores Inc.	158,935	9,488,419
Target Corp.	198,439	11,987,700
TJX Companies Inc. (The)	166,910	7,540,994
Wal-Mart Stores Inc.	256,842	17,966,098
Yum! Brands Inc.	102,350	6,646,609

		114,939,634
SEMICONDUCTORS — 0.68%
Intel Corp.	201,373	4,236,888

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

January 31, 2013

Security	Shares	Value

QUALCOMM Inc.	64,424	$4,253,917

		8,490,805
SOFTWARE — 4.28%
Activision Blizzard Inc.	797,630	9,085,006
ANSYS Inc.[a,b]	16,072	1,182,899
Fidelity National Information Services Inc.	115,035	4,268,949
Fiserv Inc.[a]	118,200	9,492,642
Intuit Inc.	191,970	11,975,089
Microsoft Corp.	560,899	15,407,895
Oracle Corp.	63,980	2,271,930

		53,684,410
TELECOMMUNICATIONS — 7.17%
AT&T Inc.	525,281	18,274,526
CenturyLink Inc.	465,381	18,824,662
Crown Castle International Corp.[a]	227,772	16,062,481
Motorola Solutions Inc.	148,024	8,643,121
SBA Communications Corp. Class Aa,b	108,169	7,535,053
Verizon Communications Inc.	413,854	18,048,173
Windstream Corp.	259,306	2,525,640

		89,913,656
TRANSPORTATION — 0.97%
United Parcel Service Inc. Class B	153,405	12,163,482

		12,163,482

TOTAL COMMON STOCKS
(Cost: $1,215,005,422)		1,251,254,407

SHORT-TERM INVESTMENTS — 2.97%

MONEY MARKET FUNDS — 2.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	34,295,880	34,295,880
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	2,400,290	2,400,290
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	474,710	474,710

		37,170,880

Value

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,170,880)	$37,170,880

TOTAL INVESTMENTS IN SECURITIES — 102.82%
(Cost: $1,252,176,302)	1,288,425,287
Other Assets, Less Liabilities — (2.82)%	(35,337,579)

NET ASSETS — 100.00%	$1,253,087,708

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2013

	iShares MSCI EAFE Minimum Volatility Index Fund	iShares MSCI USA Minimum Volatility Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$220,968,933	$1,215,005,422
Affiliated (Note 2)	3,409,925	37,170,880

Total cost of investments	$224,378,858	$1,252,176,302

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$235,443,704	$1,251,254,407
Affiliated (Note 2)	3,409,925	37,170,880

Total fair value of investments	238,853,629	1,288,425,287
Foreign currencies, at value[b]	354,043	—
Receivables:
Investment securities sold	—	181,037
Dividends and interest	351,404	1,436,634
Capital shares sold	—	56,967

Total Assets	239,559,076	1,290,099,925

LIABILITIES
Payables:
Investment securities purchased	190,870	—
Collateral for securities on loan (Note 5)	3,338,900	36,696,170
Capital shares redeemed	—	199,865
Investment advisory fees (Note 2)	37,886	116,182

Total Liabilities	3,567,656	37,012,217

NET ASSETS	$235,991,420	$1,253,087,708

Net assets consist of:
Paid-in capital	$222,933,929	$1,213,490,649
Undistributed (distributions in excess of) net investment income	(142,413)	1,292,413
Undistributed net realized gain (accumulated net realized loss)	(1,267,519)	2,055,661
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	14,467,423	36,248,985

NET ASSETS	$235,991,420	$1,253,087,708

Shares outstanding[c]	4,200,000	41,100,000

Net asset value per share	$56.19	$30.49

[a]	Securities on loan with values of $3,177,984 and $35,949,119, respectively. See Note 5.
[b]	Cost of foreign currencies: $356,183 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2013

	iShares MSCI EAFE Minimum Volatility Index Fund	iShares MSCI USA Minimum Volatility Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,765,697	$8,587,967
Interest — affiliated (Note 2)	93	320
Securities lending income — affiliated (Note 2)	22,577	20,960

Total investment income	1,788,367	8,609,247

EXPENSES
Investment advisory fees (Note 2)	262,780	425,566

Total expenses	262,780	425,566
Less investment advisory fees waived (Note 2)	(110,790)	—

Net expenses	151,990	425,566

Net investment income	1,636,377	8,183,681

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(403,224)	(5,482,038)
In-kind redemptions — unaffiliated	—	8,125,994
Foreign currency transactions	(7,719)	—

Net realized gain (loss)	(410,943)	2,643,956

Net change in unrealized appreciation/depreciation on:
Investments	11,992,840	27,222,750
Translation of assets and liabilities in foreign currencies	(8,122)	—

Net change in unrealized appreciation/depreciation	11,984,718	27,222,750

Net realized and unrealized gain	11,573,775	29,866,706

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,210,152	$38,050,387

[a]	Net of foreign withholding tax of $81,346 and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI EAFE Minimum Volatility Index Fund		iShares MSCI USA Minimum Volatility Index Fund
	Six months ended January 31, 2013 (Unaudited)	Period from October 18, 2011[a] to July 31, 2012	Six months ended January 31, 2013 (Unaudited)	Period from October 18, 2011[a] to July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,636,377	$703,183	$8,183,681	$1,079,486
Net realized gain (loss)	(410,943)	(861,939)	2,643,956	(231,012)
Net change in unrealized appreciation/depreciation	11,984,718	2,482,705	27,222,750	9,026,235

Net increase in net assets resulting from operations	13,210,152	2,323,949	38,050,387	9,874,709

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,851,450)	(625,160)	(7,502,234)	(468,520)

Total distributions to shareholders	(1,851,450)	(625,160)	(7,502,234)	(468,520)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	151,961,209	70,972,720	966,924,562	347,278,603
Cost of shares redeemed	—	—	(98,193,405)	(2,876,394)

Net increase in net assets from capital share transactions	151,961,209	70,972,720	868,731,157	344,402,209

INCREASE IN NET ASSETS	163,319,911	72,671,509	899,279,310	353,808,398

NET ASSETS
Beginning of period	72,671,509	—	353,808,398	—

End of period	$235,991,420	$72,671,509	$1,253,087,708	$353,808,398

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(142,413)	$72,660	$1,292,413	$610,966

SHARES ISSUED
Shares sold	2,800,000	1,400,000	32,400,000	12,100,000
Shares redeemed	—	—	(3,300,000)	(100,000)

Net increase in shares outstanding	2,800,000	1,400,000	29,100,000	12,000,000

[a]	Commencement of operations.

See notes to financial statements.

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Minimum Volatility Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Period from Oct. 18, 2011[a] to Jul. 31, 2012
Net asset value, beginning of period	$51.91	$49.77

Income from investment operations:
Net investment income[b]	0.58	1.38
Net realized and unrealized gain[c]	4.20	1.57

Total from investment operations	4.78	2.95

Less distributions from:
Net investment income	(0.50)	(0.81)

Total distributions	(0.50)	(0.81)

Net asset value, end of period	$56.19	$51.91

Total return	9.24%[d]	6.02%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$235,991	$72,672
Ratio of expenses to average net assets[e]	0.20%	0.20%
Ratio of expenses to average net assets prior to waived fees[e]	0.34%	0.34%
Ratio of net investment income to average net assets[e]	2.12%	3.49%
Portfolio turnover rate[f]	14%	25%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI USA Minimum Volatility Index Fund
	Six months ended Jan. 31, 2013 (Unaudited)	Period from Oct. 18, 2011[a] to Jul. 31, 2012
Net asset value, beginning of period	$29.48	$25.32

Income from investment operations:
Net investment income[b]	0.43	0.56
Net realized and unrealized gain[c]	0.98	3.85

Total from investment operations	1.41	4.41

Less distributions from:
Net investment income	(0.40)	(0.25)

Total distributions	(0.40)	(0.25)

Net asset value, end of period	$30.49	$29.48

Total return	4.82%[d]	17.50%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,253,088	$353,808
Ratio of expenses to average net assets[e]	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.88%	2.48%
Portfolio turnover rate[f]	12%	30%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
MSCI EAFE Minimum Volatility	Non-diversified
MSCI USA Minimum Volatility	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI EAFE Minimum Volatility
Assets:
Common Stocks	$235,371,668	$—	$—	$235,371,668
Preferred Stocks	—	72,036	—	72,036
Short-Term Investments	3,409,925	—	—	3,409,925

	$238,781,593	$72,036	$—	$238,853,629

MSCI USA Minimum Volatility
Assets:
Common Stocks	$1,251,254,407	$—	$—	$1,251,254,407
Short-Term Investments	37,170,880	—	—	37,170,880

	$1,288,425,287	$—	$—	$1,288,425,287

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN TAXES

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of January 31, 2013, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares MSCI EAFE Minimum Volatility Index Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

For its investment advisory services to the iShares MSCI USA Minimum Volatility Index Fund, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of the Fund.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI EAFE Minimum Volatility Index Fund through December 31, 2014 in order to limit total annual operating expenses to 0.20% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended January 31, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
MSCI EAFE Minimum Volatility	$12,157
MSCI USA Minimum Volatility	11,286

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2013 were as follows:

iShares Index Fund	Purchases	Sales
MSCI EAFE Minimum Volatility	$27,605,054	$21,703,855
MSCI USA Minimum Volatility	73,368,583	71,035,958

In-kind transactions (see Note 4) for the six months ended January 31, 2013 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
MSCI EAFE Minimum Volatility	$145,508,545	$—
MSCI USA Minimum Volatility	963,441,426	97,522,809

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of January 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of January 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI EAFE Minimum Volatility	$224,822,534	$16,754,640	$(2,723,545)	$14,031,095
MSCI USA Minimum Volatility	1,252,476,319	43,258,932	(7,309,964)	35,948,968

Management has reviewed the tax positions as of January 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	25

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI EAFE Minimum Volatility	$0.42433	$—	$0.07606	$0.50039	85%	—%	15%	100%
MSCI USA Minimum Volatility	0.31958	—	0.07679	0.39637	81	—	19	100

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-79-0113

January 31, 2013

2013 Semi-Annual Report

iShares Trust

iShares Core MSCI EAFE ETF  |  IEFA  |  NYSE Arca

iShares Core MSCI Total International Stock ETF  |  IXUS  |  NYSE Arca

Fund Performance Overview

iSHARES® CORE MSCI EAFE ETF

Performance as of January 31, 2013

Cumulative Total Returns
Inception to 1/31/13
NAV	MARKET	INDEX
8.39%	8.78%	8.41%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 10/18/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/22/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Core MSCI EAFE ETF (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Investable Market Index (the “Index”). The Index is designed to measure large-, mid- and small-capitalization equity market performance and includes stocks from Europe, Australasia and the Far East. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from October 18, 2012 (inception date of the Fund) through January 31, 2013, the total return for the Fund was 8.39%, net of fees, while the total return for the Index was 8.41%.

PORTFOLIO ALLOCATION As of 1/31/13

Sector	Percentage of Net Assets

Financial	24.22%
Consumer Non-Cyclical	21.42
Consumer Cyclical	12.41
Industrial	12.23
Basic Materials	8.78
Energy	7.11
Communications	6.88
Utilities	3.38
Technology	2.52
Diversified	0.78
Short-Term and Other Net Assets	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/13

Security	Percentage of Net Assets

Nestle SA Registered (Switzerland)	1.73%
HSBC Holdings PLC (United Kingdom)	1.59
Novartis AG Registered (Switzerland)	1.20
Roche Holding AG Genusschein (Switzerland)	1.19
BP PLC (United Kingdom)	1.08
Vodafone Group PLC (United Kingdom)	1.02
Toyota Motor Corp. (Japan)	1.01
Royal Dutch Shell PLC Class A (United Kingdom)	1.01
BHP Billiton Ltd. (Australia)	0.97
Sanofi (France)	0.89

TOTAL	11.69%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

Performance as of January 31, 2013

Cumulative Total Returns
Inception to 1/31/13
NAV	MARKET	INDEX
7.18%	7.52%	7.17%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 10/18/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/22/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Core MSCI Total International Stock ETF (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI ACWI ex USA Investable Market Index (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from October 18, 2012 (inception date of the Fund) through January 31, 2013, the total return for the Fund was 7.18%, net of fees, while the total return for the Index was 7.17%.

PORTFOLIO ALLOCATION As of 1/31/13

Sector/Investment Type	Percentage of Net Assets

Financial	24.81%
Consumer Non-Cyclical	16.90
Consumer Cyclical	10.95
Industrial	10.67
Basic Materials	9.63
Energy	8.49
Communications	7.27
Technology	3.80
Utilities	3.08
Investment Companies	3.05
Diversified	0.96
Short-Term and Other Net Assets	0.39

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/13

Security	Percentage of Net Assets

iShares S&P India Nifty 50 Index Fund (India)	1.46%
Nestle SA Registered (Switzerland)	1.18
iShares MSCI Russia Capped Index Fund (Russia)	1.16
HSBC Holdings PLC (United Kingdom)	1.10
Novartis AG Registered (Switzerland)	0.82
Roche Holding AG Genusschein (Switzerland)	0.81
Toyota Motor Corp. (Japan)	0.79
Samsung Electronics Co. Ltd. (South Korea)	0.77
BP PLC (United Kingdom)	0.71
Vodafone Group PLC (United Kingdom)	0.69

TOTAL	9.49%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 (or commencement of operations, as applicable) to January 31, 2013.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Core ETF	Beginning Account Value [a] (8/1/12)	Ending Account Value (1/31/13)	Annualized Expense Ratio	Expenses Paid During Period [b]
MSCI EAFE
Actual	$1,000.00	$1,083.90	0.05%	$0.15
Hypothetical (5% return before expenses)	1,000.00	1,025.00	0.05	0.26
MSCI Total International Stock
Actual	1,000.00	1,071.80	0.06	0.18
Hypothetical (5% return before expenses)	1,000.00	1,024.90	0.06	0.31

[a]	The beginning of the period (commencement of operations) is October 18, 2012.
[b]

Actual expenses for the Funds are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (105 days) and divided by the number of days in the year (365 days). Hypothetical expenses, which are based on a hypothetical half year, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.10%

AUSTRALIA — 8.92%
Abacus Property Group	8,464	$18,981
Acrux Ltd.	5,186	18,662
Adelaide Brighton Ltd.	13,935	49,273
AGL Energy Ltd.	14,907	239,451
Ainsworth Game Technology Ltd.[a]	1,866	5,839
Alkane Resources Ltd.[a]	6,939	4,813
ALS Ltd.	9,413	110,455
Alumina Ltd.	68,658	79,133
Amcor Ltd.	32,970	288,871
AMP Ltd.	79,375	440,454
Ansell Ltd.	3,753	67,135
APA Group	23,784	143,142
APN News & Media Ltd.	17,261	5,221
Aquarius Platinum Ltd.[a]	11,839	11,546
Aquila Resources Ltd.[a]	5,470	17,801
ARB Corp. Ltd.	1,847	22,887
Ardent Leisure Group	12,613	20,392
Aristocrat Leisure Ltd.	12,519	48,445
Arrium Ltd.	39,334	39,181
Asciano Ltd.	26,552	133,767
Aspen Group Ltd.	40,554	9,094
ASX Ltd.	4,751	173,444
Atlas Iron Ltd.	24,143	37,270
Aurizon Holdings Ltd.	49,160	203,567
Aurora Oil and Gas Ltd.[a]	11,482	45,270
Ausdrill Ltd.	7,138	22,261
Ausenco Ltd.	2,560	9,479
Austin Engineering Ltd.	1,882	9,619
Australand Property Group	6,663	23,977
Australia and New Zealand Banking Group Ltd.	74,162	2,056,087
Australian Agricultural Co. Ltd.[a]	12,114	15,352
Automotive Holdings Group	4,195	15,752
AWE Ltd.[a]	15,257	20,290
Bank of Queensland Ltd.	7,795	66,833
Bathurst Resources Ltd.[a]	16,908	6,790
Beach Energy Ltd.	34,722	51,609
Beadell Resources Ltd.[a]	19,160	19,785
Bendigo and Adelaide Bank Ltd.	10,804	103,901
BHP Billiton Ltd.	88,296	3,451,800

Security	Shares	Value

Billabong International Ltd.	14,438	$14,081
BlueScope Steel Ltd.[a]	15,582	55,097
Boart Longyear Ltd.	12,694	27,143
Boral Ltd.	20,871	106,888
Bradken Ltd.	4,617	30,050
Brambles Ltd.	42,773	361,823
Buru Energy Ltd.[a]	6,384	15,582
BWP Trust	12,883	31,444
Cabcharge Australia Ltd.	4,089	20,984
Caltex Australia Ltd.	3,759	76,142
Cardno Ltd.	3,914	27,761
carsales.com Ltd.	5,609	51,894
CFS Retail Property Trust Group	53,250	111,085
Challenger Diversified Property Group	4,018	10,477
Challenger Ltd.	14,802	59,441
Charter Hall Group	6,135	21,757
Charter Hall Retail REIT	8,896	35,446
Coalspur Mines Ltd.[a]	9,648	8,302
Coca-Cola Amatil Ltd.	15,602	225,227
Cochlear Ltd.	1,560	131,360
Commonwealth Bank of Australia	43,484	2,923,193
Commonwealth Property Office Fund	64,855	75,088
Computershare Ltd.	12,144	132,621
Crown Ltd.	10,800	130,561
CSL Ltd.	13,889	795,911
CSR Ltd.	14,302	30,134
Cudeco Ltd.[a]	3,947	17,826
David Jones Ltd.	15,773	41,130
Decmil Group Ltd.	3,654	9,490
Dexus Property Group	124,241	135,421
Discovery Metals Ltd.[a]	12,416	13,922
Downer EDI Ltd.[a]	12,221	57,362
Drillsearch Energy Ltd.[a]	10,731	14,887
DUET Group	31,543	72,382
DuluxGroup Ltd.	11,295	48,539
Echo Entertainment Group Ltd.	20,294	76,204
Emeco Holdings Ltd.	17,570	11,271
Energy Resources of Australia Ltd.[a]	4,665	6,739
Energy World Corp. Ltd.[a]	21,824	7,512
Envestra Ltd.	25,312	25,742
Evolution Mining Ltd.[a]	12,690	20,516
Fairfax Media Ltd.	54,130	30,489
Federation Centres	35,884	87,209

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

FKP Property Group	5,034	$9,031
Fleetwood Corp. Ltd.	1,517	16,250
FlexiGroup Ltd.	4,906	20,571
Flight Centre Ltd.	1,542	48,830
Fortescue Metals Group Ltd.	38,509	187,981
G.U.D Holdings Ltd.	2,566	22,322
Gindalbie Metals Ltd.[a]	26,030	7,466
Goodman Fielder Ltd.[a]	58,142	40,329
Goodman Group	46,134	216,540
GPT Group	37,629	148,753
GrainCorp Ltd. Class A	5,976	75,235
Gryphon Minerals Ltd.[a]	16,009	8,600
GWA Group Ltd.	6,637	17,445
Harvey Norman Holdings Ltd.	14,050	28,723
Hills Industries Ltd.	8,146	7,732
Horizon Oil Ltd.[a]	26,645	12,784
iiNET Ltd.	4,601	21,932
Iluka Resources Ltd.	11,550	117,099
Imdex Ltd.	5,802	10,984
Incitec Pivot Ltd.	44,524	150,004
Independence Group NL	6,265	28,753
Indophil Resources NLa	23,270	5,825
Insurance Australia Group Ltd.	56,733	297,060
Intrepid Mines Ltd.[a]	14,328	3,363
Investa Office Fund	17,503	55,317
Invocare Ltd.	3,170	30,353
IOOF Holdings Ltd.	5,344	45,874
Iress Ltd.	3,088	26,991
James Hardie Industries SE	11,999	127,659
JB Hi-Fi Ltd.	2,662	27,488
Karoon Gas Australia Ltd.[a]	4,744	32,064
Kingsgate Consolidated Ltd.	3,945	16,583
Kingsrose Mining Ltd.	5,261	4,335
Leighton Holdings Ltd.	4,183	90,228
Lend Lease Group	14,717	159,032
Linc Energy Ltd.[a]	8,883	22,515
Lynas Corp. Ltd.[a,b]	54,355	36,285
M2 Telecommunications Group Ltd.	3,046	13,948
Macquarie Atlas Roads Group[a]	12,509	22,442
Macquarie Group Ltd.	8,863	355,915
Maverick Drilling & Exploration Ltd.[a]	4,496	2,884
McMillan Shakespeare Ltd.	1,509	21,658
Medusa Mining Ltd.	4,393	22,636

Security	Shares	Value

Mermaid Marine Australia Ltd.	6,225	$26,361
Mesoblast Ltd.[a]	3,610	22,517
Metcash Ltd.	24,256	96,394
Miclyn Express Offshore Ltd.	2,870	7,065
Mincor Resources NL	6,880	6,710
Mineral Deposits Ltd.[a]	3,105	13,246
Mineral Resources Ltd.	3,244	34,885
Mirabela Nickel Ltd.[a]	17,758	8,706
Mirvac Group	92,362	153,178
Monadelphous Group Ltd.	2,260	62,798
Mount Gibson Iron Ltd.	21,257	18,514
Myer Holdings Ltd.	17,153	44,550
National Australia Bank Ltd.	62,113	1,772,571
Navitas Ltd.	5,034	25,991
Newcrest Mining Ltd.	20,978	512,018
Northern Star Resources Ltd.	7,201	8,337
NRW Holdings Ltd.	5,665	11,286
Nufarm Ltd.	4,648	26,955
Orica Ltd.	9,970	266,532
Origin Energy Ltd.	30,022	394,249
OZ Minerals Ltd.	8,759	63,404
Pacific Brands Ltd.	28,736	20,981
Paladin Energy Ltd.[a]	21,330	25,363
PanAust Ltd.	14,077	43,315
Perpetual Ltd.	1,155	46,791
Perseus Mining Ltd.[a]	12,190	24,794
Pharmaxis Ltd.[a]	7,911	5,611
Platinum Asset Management Ltd.	5,802	29,230
Premier Investments Ltd.	2,729	21,206
Primary Health Care Ltd.	13,560	63,647
Programmed Maintenance Services Ltd.	6,495	13,617
Qantas Airways Ltd.[a]	31,753	50,674
QBE Insurance Group Ltd.	32,373	402,498
Qube Logistics Holdings Ltd.	13,764	25,483
Ramsay Health Care Ltd.	3,629	111,816
REA Group Ltd.	1,488	31,926
Red Fork Energy Ltd.[a]	9,691	7,783
Regis Resources Ltd.[a]	8,315	45,013
Reject Shop Ltd. (The)	796	13,284
Resolute Mining Ltd.	17,036	23,544
Rio Tinto Ltd.	11,959	827,763
Roc Oil Co. Ltd.[a]	19,558	9,792
SAI Global Ltd.	6,001	28,042

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

Sandfire Resources NLa	2,876	$23,399
Santos Ltd.	26,069	325,208
Saracen Mineral Holdings Ltd.[a]	14,759	6,081
Seek Ltd.	8,576	75,050
Senex Energy Ltd.[a]	25,130	17,824
Seven West Media Ltd.	16,346	35,804
Shopping Centres Australasia Property Group[a]	12,490	21,235
Sigma Pharmaceuticals Ltd.	32,380	22,460
Silex Systems Ltd.[a]	2,662	8,663
Silver Lake Resources Ltd.[a]	10,329	27,473
Sims Metal Management Ltd.	4,749	46,562
Skilled Group Ltd.	4,422	12,822
SMS Management & Technology Ltd.	2,948	14,667
Sonic Healthcare Ltd.	10,223	145,765
Southern Cross Media Group Ltd.	18,291	22,608
SP AusNet	46,906	56,264
Spark Infrastructure Group	35,623	65,210
St Barbara Ltd.[a]	13,786	20,635
Starpharma Holdings Ltd.[a]	6,163	8,068
Stockland Corp. Ltd.	59,713	214,879
STW Communications Group Ltd.	12,914	17,511
Suncorp Group Ltd.	35,215	389,349
Sundance Resources Ltd.[a]	71,786	25,458
Super Retail Group Ltd.	4,000	44,517
Sydney Airport	8,326	27,530
Tabcorp Holdings Ltd.	20,171	64,170
Tatts Group Ltd.	36,719	124,857
Telstra Corp. Ltd.	118,851	570,251
Ten Network Holdings Ltd.[a]	48,308	16,880
Toll Holdings Ltd.	18,774	103,198
TPG Telecom Ltd.	7,600	21,641
Transfield Services Ltd.	13,220	24,545
Transpacific Industries Group Ltd.[a]	25,080	20,666
Transurban Group	35,478	225,732
Treasury Wine Estates Ltd.	17,625	87,323
Troy Resources Ltd.	2,046	7,256
UGL Ltd.	4,802	55,747
Wesfarmers Ltd.	27,524	1,079,455
Western Areas NL	4,180	19,097
Westfield Group	58,543	682,687
Westfield Retail Trust	78,348	262,324
Westpac Banking Corp.	84,128	2,460,501

Security	Shares	Value

Whitehaven Coal Ltd.	13,044	$44,626
Woodside Petroleum Ltd.	17,985	665,391
Woolworths Ltd.	33,684	1,097,589
WorleyParsons Ltd.	5,658	148,897
Wotif.com Holdings Ltd.	3,421	20,803

		31,838,699
AUSTRIA — 0.38%
AMAG Austria Metall AGc	541	17,724
Andritz AG	2,059	135,538
Atrium European Real Estate Ltd.	6,058	37,407
BWT AG	372	8,051
CA Immobilien Anlagen AG	1,986	29,627
conwert Immobilien Invest SE	1,851	25,115
Erste Group Bank AGa	6,019	202,498
EVN AG	1,015	16,299
Flughafen Wien AG	294	18,148
IMMOFINANZ AG	26,451	115,900
Kapsch TrafficCom AG	137	8,508
Lenzing AG	290	29,547
Mayr-Melnhof Karton AG	253	29,981
Oesterreichische Post AG	1,007	43,980
OMV AG	4,249	175,104
Palfinger AG	325	9,652
Raiffeisen International Bank Holding AG	1,403	62,951
RHI AG	734	26,881
S IMMO AG	1,494	9,489
Schoeller-Bleckmann Oilfield Equipment AG	303	30,353
Semperit AG Holding	263	11,424
Strabag SE	561	15,219
Telekom Austria AG	6,402	47,387
Verbund AG	2,024	43,120
Vienna Insurance Group AG	1,193	63,131
Voestalpine AG	3,120	114,220
Wienerberger AG	3,274	33,429
Zumtobel AG	737	10,604

		1,371,287
BELGIUM — 1.17%
Ablynx NVa	882	7,542
Ackermans & Van Haaren NV	691	64,119
Ageas	6,325	208,672
Agfa-Gevaert NVa	7,769	15,713
Anheuser-Busch InBev NV	21,977	1,906,237

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

Arseus NV	549	$12,855
Barco NV	302	23,973
Befimmo SCA	431	30,124
Bekaert NV	1,028	30,957
Belgacom SA	4,190	127,855
Cofinimmo SA	518	62,586
Colruyt SA	2,060	99,840
Compagnie d’Entreprises CFE SA	220	13,591
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	2,791	132,275
Econocom Group SA	1,380	11,202
Elia System Operator SA	816	38,097
EVS Broadcast Equipment SA	417	24,906
Galapagos NVa	703	16,928
GIMV NV	548	30,424
Groupe Bruxelles Lambert SA	2,241	187,079
KBC Ancora SCA[a]	1,035	21,411
KBC Groep NV	6,476	255,233
Kinepolis Group NV	118	13,767
Melexis NV	494	9,368
Mobistar SA	834	22,913
Nyrstar NV	4,137	24,006
SA D’Ieteren NV	599	26,498
SIPEF NV	149	12,944
Solvay SA	1,627	255,743
Telenet Group Holding NV	1,540	72,850
Tessenderlo Chemie NV	714	24,859
ThromboGenics NVa	945	48,988
UCB SA	3,040	175,438
Umicore SA	3,128	162,832
Warehouses De Pauw SCA	247	15,315

		4,187,140
DENMARK — 1.30%
A.P. Moeller-Maersk A/S Class A	17	128,536
A.P. Moeller-Maersk A/S Class B	34	271,424
ALK-Abello A/S	180	13,623
Alm. Brand A/Sa	2,681	8,243
Auriga Industries A/S Class Ba	580	11,449
Bang & Olufsen A/S Class Ba	1,327	15,572
Bavarian Nordic A/Sa	819	6,958
Carlsberg A/S Class B	2,935	313,969
Christian Hansen Holding A/S	2,479	87,720
Coloplast A/S Class B	3,166	167,036

Security	Shares	Value

D/S Norden A/S	769	$23,658
Danske Bank A/Sa	17,997	345,098
DSV A/S	5,160	132,364
East Asiatic Co. Ltd. A/S	713	14,074
FLSmidth & Co. A/S	1,501	93,146
Genmab A/Sa	1,148	20,468
GN Store Nord A/S	5,181	84,408
Jyske Bank A/S Registered[a]	1,941	63,209
NKT Holding A/S	682	24,133
Novo Nordisk A/S Class B	11,159	2,052,477
Novozymes A/S Class B	6,670	218,909
Pandora A/S	1,693	41,889
Rockwool International A/S Class B	226	27,013
Royal Unibrew A/S	304	28,206
Schouw & Co. A/S	423	12,621
SimCorp A/S	124	29,665
Solar Holdings A/S Class B	263	12,225
Sydbank A/Sa	1,981	39,068
TDC A/S	13,635	104,309
Topdanmark A/Sa	276	60,556
TrygVesta A/S	693	54,528
United International Enterprises Ltd.	102	18,557
Vestas Wind Systems A/Sa,b	5,961	35,983
William Demant Holding A/Sa	744	65,228

		4,626,322
FINLAND — 0.89%
Amer Sports OYJ Class A	3,174	50,580
Cargotec Corp. OYJ Class B	975	27,475
Citycon OYJ	5,787	19,324
Cramo OYJ	749	10,330
Elisa OYJ	3,848	91,512
Fortum OYJ	12,220	229,072
Huhtamaki OYJ	2,454	44,570
Kemira OYJ	2,899	45,962
Kesko OYJ Class B	1,736	56,932
Kone OYJ Class B	4,266	351,783
Konecranes OYJ	1,351	45,388
Metsa Board OYJ Class Ba	5,347	17,782
Metso OYJ	3,516	157,353
Neste Oil OYJ	3,656	58,311
Nokia OYJ[b]	102,675	401,667
Nokian Renkaat OYJ	3,080	132,489
Oriola-KD OYJ Class B	2,721	8,864

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

Orion OYJ Class B	2,652	$74,084
Outokumpu OYJ[a]	25,636	26,516
Outotec OYJ	1,203	75,655
PKC Group OYJ	431	9,782
Pohjola Bank PLC Class A	3,860	66,071
Ramirent OYJ	1,925	18,683
Rautaruukki OYJ	2,468	17,755
Sampo OYJ Class A	11,455	411,271
Sanoma OYJ	2,330	23,562
Sponda OYJ	6,191	30,001
Stockmann OYJ Abp Class B	946	18,568
Stora Enso OYJ Class R	15,136	107,967
Technopolis OYJ	1,666	8,684
Tieto OYJ	1,773	39,493
Tikkurila OYJ	1,012	21,636
UPM-Kymmene OYJ	14,424	176,114
Uponor OYJ	1,621	22,664
Wartsila OYJ Abp	4,601	218,901
YIT OYJ	3,012	66,234

		3,183,035
FRANCE — 8.93%
AB Science SAa	435	10,729
ABC Arbitrage	2,324	18,644
Accor SA	3,973	155,047
Aeroports de Paris	753	62,104
Air France-KLM[a]	4,023	43,790
Alcatel-Lucent[a]	64,157	107,378
ALSTOM	5,614	249,112
Altamir Amboise SCA	1,687	17,930
ALTEN	690	26,506
Altran Technologies SAa	2,993	22,670
ANF Immobilier	231	7,133
Aperam	1,424	20,653
APRIL	408	8,678
ArcelorMittal	27,598	472,577
Arkema SA	1,693	193,038
Assystem	529	11,898
Atos SA	1,469	107,438
AXA SA	48,261	893,549
Beneteau SA	882	9,841
BNP Paribas SA	27,507	1,725,388
Bonduelle SCA	180	18,862
BOURBON SA	1,065	32,556

Security	Shares	Value

Bouygues SA	5,092	$144,527
Bull[a]	2,748	12,123
Bureau Veritas SA	1,484	177,689
Cap Gemini SA	4,001	192,826
Carrefour SA	16,439	468,154
Casino Guichard-Perrachon SA	1,510	147,884
Christian Dior SA	1,483	259,076
Ciments Francais SA	157	9,532
Club Mediterranee SAa	906	17,143
CNP Assurances SA	4,315	71,370
Compagnie de Saint-Gobain	10,865	447,901
Compagnie Generale de Geophysique-Veritas[a]	4,332	125,808
Compagnie Generale des Etablissements Michelin Class B	4,950	460,462
Compagnie Plastic Omnium SA	729	28,529
Credit Agricole Nord de France	829	15,731
Credit Agricole SAa	27,265	269,429
Danone SA	15,756	1,091,602
Dassault Systemes SA	1,669	185,499
Derichebourg	2,630	12,788
Edenred SA	4,610	147,742
Eiffage SA	971	43,568
Electricite de France SA	6,594	126,608
Essilor International SA	5,489	559,478
Esso SA Francaise	82	6,565
Etablissements Maurel et Prom	2,367	43,728
Euler Hermes SA	325	29,006
Eurazeo	842	44,437
Eurofins Scientific SA	244	43,587
European Aeronautic Defence and Space Co. NV	11,359	533,564
Eutelsat Communications SA	3,575	122,822
Faiveley Transport SA	234	16,034
Faurecia	1,336	23,557
FFP	279	11,861
Fimalac SA	200	10,126
Fonciere des Regions	687	58,013
France Telecom SA	50,495	573,147
GameLoft SAa	2,423	16,642
GDF Suez	34,914	716,097
Gecina SA	592	67,099
Gemalto NV	2,190	194,950

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

GL Events SA	337	$8,321
Groupe Eurotunnel SA Registered	15,119	128,574
Groupe Steria SCA	686	12,738
Havas SA	7,292	47,769
Icade	616	54,350
Iliad SA	608	112,653
Imerys SA	906	59,867
Ingenico SA	1,015	63,963
Ipsen SA	773	27,155
Ipsos SA	1,154	45,975
JCDecaux SA	1,878	52,526
Klepierre	2,625	103,510
L’Air Liquide SA	8,465	1,081,705
L’Oreal SA	6,568	975,344
Lafarge SA	5,083	310,692
Lagardere SCA	3,248	117,407
Legrand SA	6,375	289,241
LISI	102	8,997
LVMH Moet Hennessy Louis Vuitton SA	6,935	1,307,073
M6-Metropole Television	1,579	26,438
Maurel & Prom Nigeria[a]	2,760	9,816
Medica SA	1,138	21,672
Mercialys	478	10,638
Mersen	546	16,038
Natixis	25,008	99,156
Naturex	223	17,768
Neopost SAb	965	55,015
Nexans SA	581	30,134
Nexity	774	23,639
Orpea SA	664	28,306
PagesJaunes Groupe SAa	3,571	13,815
Parrot SAa	247	9,555
Pernod Ricard SA	5,758	720,626
PPR SA	2,060	442,925
PSA Peugeot Citroen SAa	6,449	50,282
Publicis Groupe SA	4,821	315,782
Rallye SA	590	20,847
Remy Cointreau SA	593	75,656
Renault SA	5,238	315,793
Rexel SA	2,939	62,494
Rubis SCA	842	60,975
SA des Ciments Vicat	409	26,057
Safran SA	6,223	285,639

Security	Shares	Value

Saft Groupe SA	870	$23,536
Sanofi	32,566	3,176,576
Sartorius Stedim Biotech SA	161	19,605
Schneider Electric SA	14,357	1,093,287
SCOR SE	4,313	124,115
SEB SA	614	49,081
Sechilienne-Sidec	635	12,929
SES SA Class A FDR	8,578	262,509
Societe BIC SA	767	103,238
Societe d’Edition Canal Plus	2,788	19,566
Societe de la Tour Eiffel	247	15,255
Societe Generale[a]	19,199	867,170
Societe Immobiliere de Location pour l’Industrie et le Commerce	256	28,008
Societe Television Francaise 1	3,395	41,014
Sodexo	2,495	222,101
Soitec SAa	2,893	10,799
Sopra Group SA	141	10,144
Stallergenes SA	122	7,258
STMicroelectronics NV	17,692	152,256
Suez Environnement SA	7,626	100,938
Technicolor SA Registered[a]	8,133	28,151
Technip SA	2,766	299,840
Teleperformance SA	1,622	64,653
Tessi SA	90	9,983
Thales SA	2,399	86,343
Total SA	58,169	3,152,815
Ubisoft Entertainment SAa	2,475	23,886
Unibail-Rodamco SE	2,474	584,496
Valeo SA	1,947	104,921
Vallourec SA	2,820	153,287
Veolia Environnement	9,286	119,695
Vilmorin & Cie	99	13,049
Vinci SA	12,516	637,520
Virbac SA	110	24,637
Vivendi SA	35,475	760,347
Wendel	901	97,744
Zodiac Aerospace	904	98,879

		31,888,782
GERMANY — 7.86%
Aareal Bank AGa	1,290	30,748
Adidas AG	5,712	530,725
ADVA Optical Networking SEa	1,184	7,231

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

AIXTRON SE	2,515	$34,309
Allianz SE Registered	12,459	1,781,662
Alstria Office REIT AG	1,807	22,075
Aurelius AG	161	10,140
Aurubis AG	906	67,971
Axel Springer AG	1,162	54,322
Balda AG	2,061	11,554
BASF SE	25,134	2,547,166
Bauer AG	318	9,274
Bayer AG Registered	22,645	2,234,060
Bayerische Motoren Werke AG	9,102	916,127
BayWa AG Registered	452	22,526
Bechtle AG	471	21,258
Beiersdorf AG	2,772	243,259
Bertrandt AG	164	18,067
Bilfinger Berger SE	1,219	123,372
Borussia Dortmund GmbH & Co. KGaA	3,110	12,926
Brenntag AG	1,401	199,585
Carl Zeiss Meditec AG Bearer	884	28,871
Celesio AG	2,448	44,461
Cewe Color Holding AG	196	8,700
Comdirect Bank AG	886	10,415
Commerzbank AGa	103,957	227,753
Continental AG	3,023	354,740
CTS Eventim AG	656	23,437
Daimler AG Registered	24,849	1,446,174
Delticom AG	122	5,873
Deutsche Bank AG Registered	25,464	1,320,721
Deutsche Beteiligungs AG	396	10,966
Deutsche Boerse AG	5,279	347,215
Deutsche EuroShop AG	1,250	53,227
Deutsche Lufthansa AG Registered	6,382	126,695
Deutsche Post AG Registered	24,719	580,309
Deutsche Telekom AG Registered	76,815	944,048
Deutsche Wohnen AG Bearer	3,846	74,028
DEUTZ AGa	2,207	13,014
Dialog Semiconductor PLC[a]	1,590	28,381
DIC Asset AG	753	8,720
Draegerwerk AG & Co. KGaA	67	6,523
Drillisch AG	1,307	21,449
Duerr AG	306	29,964
E.ON SE	49,352	857,812
ElringKlinger AG	871	30,781

Security	Shares	Value

Evotec AGa	2,462	$9,230
Fraport AG	1,015	61,517
Freenet AG	2,690	57,930
Fresenius Medical Care AG & Co. KGaA	5,793	408,347
Fresenius SE & Co. KGaA	3,405	414,357
Fuchs Petrolub AG	475	33,624
GAGFAH SAa	2,378	29,083
GEA Group AG	4,811	174,363
Gerresheimer AG	930	47,832
Gerry Weber International AG	606	29,465
Gesco AG	154	16,173
GFK SE	464	26,850
Gildemeister AG	1,348	33,238
Grammer AG	597	15,952
GSW Immobilien AG	1,355	57,808
H&R AG	478	7,990
Hamborner REIT AG	2,013	20,029
Hamburger Hafen und Logistik AG	785	19,399
Hannover Rueckversicherung AG Registered	1,625	131,155
HeidelbergCement AG	3,867	243,504
Heidelberger Druckmaschinen AGa	5,610	12,032
Henkel AG & Co. KGaA	3,739	277,468
Hochtief AGa	864	56,329
Hugo Boss AG	676	79,547
Indus Holding AG	693	21,659
Infineon Technologies AG	29,777	268,586
IVG Immobilien AGa	3,356	10,806
Jenoptik AG	1,176	12,858
K+S AG Registered	4,695	211,902
Kabel Deutschland Holding AG	2,435	197,391
Kloeckner & Co. SEa	2,675	33,834
Kontron AG	1,427	8,527
Krones AG	387	24,030
KUKA AGa	749	29,067
KWS Saat AG	63	23,393
Lanxess AG	2,274	191,994
LEONI AG	894	38,663
Linde AG	5,054	922,024
MAN SE	1,170	141,028
Merck KGaA	1,754	243,921
METRO AG	3,569	110,141
MLP AG	1,153	10,001
MorphoSys AGa	606	25,665

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

MTU Aero Engines Holding AG	1,351	$128,754
Muenchener Rueckversicherungs-Gesellschaft AG Registered	4,893	898,961
Nemetschek AG	157	8,147
Nordex SEa	1,678	8,997
NORMA Group AG	655	19,040
Pfeiffer Vacuum Technology AG	268	33,406
PSI AG	310	7,263
QIAGEN NVa	6,506	136,619
QSC AG	2,572	7,751
Rational AG	92	27,873
Rheinmetall AG	1,137	60,515
Rhoen Klinikum AG	2,872	60,270
RWE AG	13,504	507,841
SAF-Holland SAa	1,832	14,995
Salzgitter AG	1,118	52,083
SAP AG	25,188	2,063,035
SGL Carbon SE	999	42,654
Siemens AG Registered	22,518	2,470,948
Sixt AG	365	8,299
Sky Deutschland AGa	10,829	66,014
Software AG	1,979	76,197
Stada Arzneimittel AG	1,680	61,925
STRATEC Biomedical AG	192	9,956
Suedzucker AG	2,199	94,085
Symrise AG	3,061	108,259
TAG Immobilien AG	3,247	39,381
Takkt AG	474	6,765
ThyssenKrupp AGa	10,603	257,482
Tipp24 SEa	129	8,055
Tom Tailor Holding AG	595	13,989
TUI AGa	4,026	43,714
United Internet AG Registered	2,807	65,250
Volkswagen AG	857	197,818
Vossloh AG	173	18,004
Wacker Chemie AG	407	28,971
Wacker Neuson SE	959	14,306
Wincor Nixdorf AG	877	45,796
Wirecard AG	2,931	66,720

		28,071,484
GREECE — 0.16%
Alpha Bank AEa	13,526	23,317
Bank of Cyprus PLC[a]	52,673	17,660

Security	Shares	Value

Coca-Cola Hellenic Bottling Co. SA	5,526	$143,644
EFG Eurobank Ergasias SAa	7,527	6,253
Ellaktor SAa	2,860	7,920
Folli Follie Group[a]	940	17,481
Hellenic Exchanges SA	2,390	16,448
Hellenic Petroleum SA	2,204	24,711
Hellenic Telecommunications Organization SAa	7,069	59,492
Intralot SA	2,550	7,165
Jumbo SA	2,680	23,282
Marfin Investment Group Holdings SAa	15,971	10,363
Metka SA	568	8,635
Motor Oil (Hellas) Corinth Refineries SA	1,628	18,784
Mytilineos Holdings SAa	2,703	18,529
National Bank of Greece SAa	27,811	44,168
OPAP SA	6,388	55,235
Piraeus Bank SAa	36,500	13,922
Public Power Corp. SAa	3,140	29,196
Titan Cement Co. SAa	1,450	25,941
Viohalco Hellenic Copper and Aluminum Industry SAa	2,630	17,100

		589,246
HONG KONG — 3.13%
AAC Technologies Holdings Inc.	19,000	73,496
AIA Group Ltd.	296,400	1,179,026
ASM Pacific Technology Ltd.	5,600	70,763
Bank of East Asia Ltd. (The)	33,600	138,204
BOC Hong Kong (Holdings) Ltd.	102,000	351,815
Brightoil Petroleum (Holdings) Ltd.[a]	73,000	14,213
Cafe de Coral Holdings Ltd.	10,000	30,430
Cathay Pacific Airways Ltd.	37,000	71,848
Champion REIT	70,000	36,103
Cheung Kong (Holdings) Ltd.	38,000	623,248
Cheung Kong Infrastructure Holdings Ltd.	14,000	88,814
Chow Sang Sang Holdings International Ltd.	8,000	21,198
CK Life Sciences International (Holdings) Inc.	122,000	11,012
CLP Holdings Ltd.	49,000	416,678
CST Mining Group Ltd.[a]	472,000	6,877
Dah Sing Banking Group Ltd.	13,200	16,390
Dah Sing Financial Holdings Ltd.	4,400	23,176
Emperor International Holdings Ltd.	30,000	9,400
Emperor Watch & Jewellery Ltd.	120,000	14,854

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

Esprit Holdings Ltd.	53,500	$74,364
First Pacific Co. Ltd.	60,000	77,210
Foxconn International Holdings Ltd.[a]	57,000	23,372
G-Resources Group Ltd.[a]	438,000	24,285
Galaxy Entertainment Group Ltd.[a]	58,000	261,376
Giordano International Ltd.	38,000	38,610
Great Eagle Holdings Ltd.	8,000	31,049
Hang Lung Properties Ltd.[b]	62,000	233,834
Hang Seng Bank Ltd.	21,100	345,523
Henderson Land Development Co. Ltd.	27,000	194,262
HKR International Ltd.	24,000	13,895
HKT Trust and HKT Ltd.	62,000	57,799
Hong Kong and China Gas Co. Ltd. (The)	144,000	408,484
Hong Kong Exchanges and Clearing Ltd.	27,000	512,114
Hopewell Holdings Ltd.	16,000	66,018
Hutchison Telecommunications Hong Kong Holdings Ltd.	42,000	19,008
Hutchison Whampoa Ltd.	59,000	659,571
Hysan Development Co. Ltd.	18,000	90,632
I.T Ltd.	16,000	6,952
Johnson Electric Holdings Ltd.	44,000	31,090
K. Wah International Holdings Ltd.	29,000	16,864
Kerry Properties Ltd.	20,000	108,052
Kowloon Development Co. Ltd.	11,000	16,907
Lai Sun Development Co. Ltd.[a]	247,000	10,828
Li & Fung Ltd.	160,000	224,873
Link REIT (The)	62,500	324,770
Luk Fook Holdings International Ltd.	10,000	35,072
Man Wah Holdings Ltd.	8,000	7,365
Melco International Development Ltd.	27,000	43,517
MGM China Holdings Ltd.	26,800	63,445
Midland Holdings Ltd.	24,000	12,224
MTR Corp. Ltd.	41,000	169,170
New World Development Co. Ltd.	102,000	187,547
Newocean Energy Holdings Ltd.	24,000	12,255
NWS Holdings Ltd.	41,000	73,166
Orient Overseas International Ltd.	6,000	42,048
Pacific Basin Shipping Ltd.	43,000	25,005
Pacific Textile Holdings Ltd.	15,000	13,500
PCCW Ltd.	113,000	49,976
Pico Far East Holdings Ltd.	40,000	10,986
Power Assets Holdings Ltd.	38,500	333,595
Prosperity REIT	53,000	17,085

Security	Shares	Value

Regal Hotels International Holdings Ltd.	16,000	$8,025
Regal REIT	24,000	6,994
Sa Sa International Holdings Ltd.	30,000	27,078
Sands China Ltd.	66,400	334,761
Shangri-La Asia Ltd.	44,000	104,163
Shun Tak Holdings Ltd.	48,000	26,180
Singamas Container Holdings Ltd.	40,000	11,553
Sino Land Co. Ltd.[b]	82,000	153,311
SITC International Holdings Co. Ltd.	36,000	12,626
SJM Holdings Ltd.	53,000	144,536
SmarTone Telecommunications Holding Ltd.[b]	10,500	18,738
SOCAM Development Ltd.	12,000	14,467
Stella International Holdings Ltd.	14,000	40,255
Sun Hung Kai Properties Ltd.	43,000	705,809
Sunlight REIT	35,000	15,615
Swire Pacific Ltd. Class A	18,500	237,467
Swire Properties Ltd.	32,200	117,914
Techtronic Industries Co. Ltd.	35,500	71,865
Television Broadcasts Ltd.	8,000	59,003
Texwinca Holdings Ltd.	16,000	15,060
Trinity Ltd.[b]	32,000	19,764
United Laboratories International Holdings Ltd. (The)[a]	16,000	7,324
Value Partners Group Ltd.	22,000	15,318
VTech Holdings Ltd.[b]	4,800	55,300
Wharf (Holdings) Ltd. (The)	42,000	370,963
Wheelock and Co. Ltd.	25,000	140,868
Wing Hang Bank Ltd.	5,000	52,414
Wynn Macau Ltd.[a]	43,200	121,153
Xinyi Glass Holdings Co. Ltd.	46,000	30,072
Yue Yuen Industrial (Holdings) Ltd.	21,000	70,402

		11,174,241
IRELAND — 0.38%
Aer Lingus Group PLC	7,615	13,231
Bank of Ireland[a]	660,502	128,209
C&C Group PLC	8,994	58,601
CRH PLC	19,752	426,569
DCC PLC	2,210	72,296
Elan Corp. PLC[a]	14,025	147,046
Glanbia PLC	3,617	40,358
Grafton Group PLC Units	5,973	34,961
Irish Continental Group PLC	282	7,587

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

Kerry Group PLC Class A	4,081	$214,103
Kingspan Group PLC	3,583	41,583
Paddy Power PLC	1,168	96,870
Smurfit Kappa Group PLC	4,276	59,348
United Drug PLC	7,520	32,787

		1,373,549
ISRAEL — 0.57%
Alony Hetz Properties & Investments Ltd.	2,062	12,918
Babylon Ltd.	761	5,034
Bank Hapoalim BMa	30,644	128,723
Bank Leumi le-Israel BMa	36,641	121,869
Bezeq The Israel Telecommunication Corp. Ltd.	55,480	64,988
Cellcom Israel Ltd.	1,349	10,063
Clal Insurance Enterprises Holdings Ltd.	608	9,128
Delek Automotive Systems Ltd.	949	8,708
Delek Group Ltd. (The)	130	31,939
Elbit Systems Ltd.	707	27,092
First International Bank of Israel Ltd.[a]	710	9,583
Frutarom	1,172	14,832
Gazit Globe Ltd.	2,199	28,102
Given Imaging Ltd.[a]	533	8,842
Harel Insurance Investments & Financial Services Ltd.	302	13,141
Israel Chemicals Ltd.	12,706	168,016
Israel Corp. Ltd. (The)	72	49,057
Israel Discount Bank Ltd. Class Aa	25,167	41,988
Ituran Location and Control Ltd.	1,756	25,002
Mellanox Technologies Ltd.[a]	1,007	51,215
Migdal Insurance & Financial Holdings Ltd.	7,656	11,187
Mizrahi Tefahot Bank Ltd.[a]	3,463	36,576
NICE Systems Ltd.[a]	1,766	64,630
Nitsba Holdings (1995) Ltd.[a]	1,035	9,308
Oil Refineries Ltd.[a]	25,352	12,962
Ormat Industries Ltd.	1,588	9,350
Osem Investment Ltd.	964	15,915
Partner Communications Co. Ltd.	2,900	16,450
Paz Oil Co. Ltd.	150	22,301
Retalix Ltd.[a]	502	14,981
Shikun & Binui Ltd.	6,112	11,513
Strauss Group Ltd.	1,070	13,282
Teva Pharmaceutical Industries Ltd.	25,994	963,894

		2,032,589

Security	Shares	Value

ITALY — 2.44%
A2A SpA	36,266	$24,264
ACEA SpA	1,435	9,268
Amplifon SpA	3,049	16,273
Ansaldo STS SpA	2,651	27,294
Assicurazioni Generali SpA	32,162	615,996
Astaldi SpA	1,341	10,075
Atlantia SpA	9,252	171,175
Autogrill SpA	3,369	41,318
Autostrada Torino-Milano SpA	823	9,233
Azimut Holding SpA	3,168	55,645
Banca Carige SpA	25,793	28,884
Banca Generali SpA	1,449	27,812
Banca Monte dei Paschi di Siena SpA[a]	178,988	59,913
Banca Piccolo Credito Valtellinese Scrl	11,573	19,809
Banca Popolare dell’Emilia Romagna Scrl	9,318	82,214
Banca Popolare di Milano Scrl[a]	85,573	57,451
Banca Popolare di Sondrio Scrl	8,878	63,870
Banco Popolare Scrl[a]	49,159	102,428
Beni Stabili SpA	29,089	20,098
Brembo SpA	796	11,075
Buzzi Unicem SpA	2,629	38,255
CIR SpA	14,156	16,410
Credito Emiliano SpA	2,872	17,177
Danieli & C. Officine Meccaniche SpA	605	18,691
Danieli & C. Officine Meccaniche SpA RNC	643	11,992
Davide Campari-Milano SpA	8,207	64,056
De’Longhi SpA	1,159	18,737
DiaSorin SpA	626	24,396
Enel Green Power SpA	49,378	101,812
Enel SpA	181,206	790,052
Eni SpA	69,804	1,751,962
ERG SpA	1,462	14,328
Exor SpA	1,905	56,346
Fiat Industrial SpA	23,633	304,273
Fiat SpA[a]	24,262	148,200
Finmeccanica SpA[a]	11,276	74,081
Fondiaria-Sai SpA[a]	12,164	21,630
Gemina SpA[a]	12,308	21,218
Geox SpA	2,105	7,389
Hera SpA	10,866	19,986
Impregilo SpA	7,913	41,031
Interpump Group SpA	2,243	17,217

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

Intesa Sanpaolo SpA	277,194	$565,147
Intesa Sanpaolo SpA RNC	25,204	42,799
Iren SpA	11,827	9,079
Italcementi SpA	3,096	17,449
Lottomatica Group SpA	1,513	37,378
Luxottica Group SpA	4,580	210,690
Marr SpA	819	9,172
Mediaset SpA	20,927	54,995
Mediobanca SpA	14,438	106,124
Mediolanum SpA	6,644	41,467
Milano Assicurazioni SpA[a]	17,362	9,729
Piaggio & C. SpA	5,567	15,189
Pirelli & C. SpA	6,675	81,863
Prysmian SpA	5,721	122,387
RCS MediaGroup SpA[a]	3,850	6,114
Recordati SpA	2,772	28,352
Safilo Group SpA[a]	855	9,401
Saipem SpA	7,343	208,318
Salvatore Ferragamo Italia SpA	1,142	29,189
Saras SpA[a]	11,821	15,934
Snam SpA	47,404	239,625
Societa Cattolica di Assicurazioni Scrl[a]	1,246	23,019
Societa Iniziative Autostradali e Servizi SpA	1,858	18,676
Sorin SpA[a]	8,261	21,081
Telecom Italia SpA	272,606	270,866
Telecom Italia SpA RNC	149,242	127,626
Tenaris SA	13,151	275,622
Terna SpA	36,555	154,020
Tod’s SpA	357	48,750
Trevi Finanziaria Industriale SpA	1,015	7,247
UniCredit SpA[a]	111,109	717,296
Unione di Banche Italiane SpA	23,773	124,108
Unipol Gruppo Finanziario SpA[a]	6,180	17,767
Yoox SpA[a]	1,211	23,128

		8,722,941
JAPAN — 20.41%
77 Bank Ltd. (The)	11,000	47,370
ABC-MART Inc.	700	26,693
Access Co. Ltd.[a]	8	6,075
Accordia Golf Co. Ltd.	24	23,485
Acom Co. Ltd.[a]	1,200	31,400
Adeka Corp.	2,600	22,336
Aderans Co. Ltd.[a]	800	10,405

Security	Shares	Value

Advance Residence Investment Corp.	31	$64,575
Advantest Corp.	4,200	57,114
AEON Co. Ltd.	16,500	187,673
AEON Credit Service Co. Ltd.	1,900	39,432
AEON Delight Co. Ltd.	700	13,132
AEON Mall Co. Ltd.	2,000	48,323
Ai Holdings Corp.	1,900	15,844
Aica Kogyo Co. Ltd.	1,500	24,951
Aichi Steel Corp.	4,000	17,576
Aida Engineering Ltd.	1,800	13,649
AIFUL Corp.[a,b]	4,350	30,173
Air Water Inc.	4,000	51,238
Aisin Seiki Co. Ltd.	5,300	173,531
Ajinomoto Co. Inc.	18,000	244,773
Akebono Brake Industry Co. Ltd.	2,000	9,730
Alfresa Holdings Corp.	1,100	48,334
All Nippon Airways Co. Ltd.	34,000	66,689
Alpen Co. Ltd.	400	7,302
Alpine Electronics Inc.	1,200	10,861
Alps Electric Co. Ltd.	4,400	25,698
Amada Co. Ltd.	10,000	62,678
Amano Corp.	1,600	14,447
Anritsu Corp.	4,000	51,238
Aoki Holdings Inc.	400	9,612
Aoyama Trading Co. Ltd.	1,500	29,421
Aozora Bank Ltd.	16,000	45,058
Arcs Co. Ltd.	800	15,016
Ariake Japan Co. Ltd.	700	12,764
Arnest One Corp.	1,200	19,224
Asahi Co. Ltd.	400	5,356
Asahi Diamond Industrial Co. Ltd.	1,600	14,639
Asahi Glass Co. Ltd.	28,000	185,930
Asahi Group Holdings Ltd.	10,600	225,218
Asahi Holdings Inc.	700	12,211
Asahi Intecc Co. Ltd.	400	15,757
Asahi Kasei Corp.	35,000	202,498
Asatsu-DK Inc.	1,000	26,923
ASICS Corp.	4,200	59,875
Askul Corp.	800	11,904
Astellas Pharma Inc.	12,200	622,299
Atom Corp.	800	5,172
Autobacs Seven Co. Ltd.	600	24,458
Avex Group Holdings Inc.	1,100	29,772

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

Awa Bank Ltd. (The)	5,000	$30,408
Axell Corp.	400	9,288
Azbil Corp.	1,900	40,702
Bando Chemical Industries Ltd.	4,000	12,930
Bank of Kyoto Ltd. (The)	9,000	74,655
Bank of Nagoya Ltd. (The)	4,000	14,201
Bank of Saga Ltd. (The)	4,000	9,161
Bank of the Ryukyus Ltd.	1,600	19,987
Bank of Yokohama Ltd. (The)	33,000	158,021
Benesse Holdings Inc.	1,900	83,070
BIC Camera Inc.[b]	25	12,560
BML Inc.	400	9,770
Bridgestone Corp.	17,900	469,370
Brother Industries Ltd.	6,700	71,288
Calbee Inc.	500	41,201
Calsonic Kansei Corp.	4,000	16,612
Canon Electronics Inc.	600	12,327
Canon Inc.	31,100	1,146,740
Canon Marketing Japan Inc.	1,500	20,447
Capcom Co. Ltd.	1,200	19,356
Casio Computer Co. Ltd.	6,200	53,535
Cawachi Ltd.	400	8,253
Central Glass Co. Ltd.	6,000	18,540
Central Japan Railway Co.	4,000	350,647
Century Tokyo Leasing Corp.	1,200	26,864
Chiba Bank Ltd. (The)	20,000	124,918
Chiyoda Co. Ltd.	600	13,905
Chiyoda Corp.	4,000	50,274
Chofu Seisakusho Co. Ltd.	400	8,262
Chubu Electric Power Co. Inc.	17,700	224,014
Chugai Pharmaceutical Co. Ltd.	6,300	129,852
Chugoku Bank Ltd. (The)	5,000	69,088
Chugoku Electric Power Co. Inc. (The)	8,200	108,004
Citizen Holdings Co. Ltd.	7,800	44,872
CKD Corp.	1,900	11,576
Coca-Cola Central Japan Co. Ltd.	1,400	18,777
Coca-Cola West Co. Ltd.	2,000	31,624
cocokara fine Inc.	400	13,171
Colowide Co. Ltd.	2,000	19,855
COMSYS Holdings Corp.	3,200	38,676
Cosel Co. Ltd.	800	9,397
Cosmo Oil Co. Ltd.	15,000	33,859
CREATE HOLDINGS Co. Ltd.	400	12,895

Security	Shares	Value

Credit Saison Co. Ltd.	4,400	$93,197
CyberAgent Inc.	14	29,439
Dai Nippon Printing Co. Ltd.	16,000	129,564
Dai-ichi Life Insurance Co. Ltd. (The)	234	336,154
Daibiru Corp.	1,200	11,677
Daicel Corp.	8,000	56,016
Daido Steel Co. Ltd.	8,000	35,854
Daiei Inc. (The)[a]	3,700	8,433
Daifuku Co. Ltd.	3,000	20,053
Daihatsu Motor Co. Ltd.	5,000	104,208
Daihen Corp.	4,000	13,456
Daiichi Sankyo Co. Ltd.	18,600	315,503
Daiichikosho Co. Ltd.	1,200	29,389
Daikin Industries Ltd.	6,500	248,576
Daikyo Inc.	8,000	21,477
Dainippon Screen Manufacturing Co. Ltd.	6,000	30,638
Dainippon Sumitomo Pharma Co. Ltd.	4,500	63,511
Daiseki Co. Ltd.	1,200	17,055
Daishi Bank Ltd. (The)	10,000	34,846
Daito Trust Construction Co. Ltd.	2,000	197,677
Daiwa House Industry Co. Ltd.	14,000	257,572
Daiwa Office Investment Corp.	6	23,110
Daiwa Securities Group Inc.	46,000	267,653
Daiwabo Holdings Co. Ltd.	8,000	15,867
Daiwahouse Residential Investment Corp.	4	33,531
DCM Holdings Co. Ltd.	2,200	14,488
Dena Co. Ltd.	2,900	91,900
Denki Kagaku Kogyo K.K.	14,000	50,625
Denso Corp.	13,400	502,170
Dentsu Inc.	5,100	142,784
DIC Corp.	22,000	43,634
Digital Garage Inc.	7	16,491
DISCO Corp.	700	38,582
Don Quijote Co. Ltd.	1,600	63,818
Doshisha Co. Ltd.	400	10,883
Doutor Nichires Holdings Co. Ltd.	800	11,343
Dowa Holdings Co. Ltd.	7,000	49,551
Dr. Ci:Labo Co. Ltd.	4	11,843
DTS Corp.	800	10,125
Duskin Co. Ltd.	1,500	28,583
Earth Chemical Co. Ltd.	600	19,435
East Japan Railway Co.	9,300	629,783
Ebara Corp.	12,000	47,074

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

EDION Corp.	2,500	$12,053
Eighteenth Bank Ltd. (The)	4,000	10,432
Eisai Co. Ltd.	7,000	306,816
Eizo Nanao Corp.	700	11,199
Electric Power Development Co. Ltd.	3,200	73,531
Enplas Corp.	400	17,708
EPS Co. Ltd.	4	11,383
Exedy Corp.	800	17,497
FamilyMart Co. Ltd.	1,700	68,551
Fancl Corp.	1,200	13,491
FANUC Corp.	5,300	827,581
Fast Retailing Co. Ltd.	1,300	343,020
FCC Co. Ltd.	1,000	21,543
Fields Corp.	400	5,571
Foster Electric Co. Ltd.	800	12,579
FP Corp.	400	25,816
France Bed Holdings Co. Ltd.	4,000	8,985
Frontier Real Estate Investment Corp.	6	55,687
Fuji Co. Ltd.	400	8,078
Fuji Electric Co. Ltd.	15,000	35,174
Fuji Heavy Industries Ltd.	16,000	215,823
Fuji Machine Manufacturing Co. Ltd.	1,600	12,448
Fuji Oil Co. Ltd.	1,600	21,758
Fuji Seal International Inc.	800	17,383
Fuji Soft Inc.	700	14,819
FUJIFILM Holdings Corp.	12,800	255,551
Fujikura Ltd.	10,000	31,120
Fujimi Inc.	700	12,004
Fujitsu Ltd.	51,000	206,772
Fujiya Co. Ltd.	4,000	9,117
Fukuoka Financial Group Inc.	21,000	88,593
Fukuoka REIT Corp.	4	31,558
Fukuyama Transporting Co. Ltd.	4,000	20,513
Funai Electric Co. Ltd.	800	10,931
Furukawa Co. Ltd.[a]	12,000	12,755
Furukawa Electric Co. Ltd.[a]	19,000	38,516
Futaba Corp.	1,200	12,768
Fuyo General Lease Co. Ltd.	600	21,499
Geo Holdings Corp.	8	8,039
Global One Real Estate Investment Corp. Ltd.	4	24,896
Glory Ltd.	1,900	44,492
GMO Internet Inc.	2,000	14,661
Goldcrest Co. Ltd.	400	7,622

Security	Shares	Value

Gree Inc.	2,700	$40,237
GS Yuasa Corp.	10,000	35,722
Gunma Bank Ltd. (The)	10,000	48,433
Gunze Ltd.	6,000	16,108
H.I.S. Co. Ltd.	600	20,513
H2O Retailing Corp.	3,000	24,655
Hachijuni Bank Ltd. (The)	11,000	55,205
HAJIME CONSTRUCTION Co. Ltd.	400	16,963
Hakuhodo DY Holdings Inc.	700	47,710
Hamamatsu Photonics K.K.	2,000	76,594
Hankyu Hanshin Holdings Inc.	31,000	169,505
Hankyu REIT Inc.	4	20,600
Hanwa Co. Ltd.	6,000	23,077
Haseko Corp.[a]	40,000	38,571
Heiwa Corp.	1,100	18,659
Heiwa Real Estate Co. Ltd.	1,200	16,266
Heiwa Real Estate REIT Inc.	20	14,464
Heiwado Co. Ltd.	800	11,554
Hibiya Engineering Ltd.	800	8,941
Higashi-Nippon Bank Ltd. (The)	6,000	14,859
Higo Bank Ltd. (The)	5,000	30,901
Hino Motors Ltd.	7,000	73,636
Hirose Electric Co. Ltd.	800	95,288
Hiroshima Bank Ltd. (The)	15,000	63,938
Hisamitsu Pharmaceutical Co. Inc.	1,700	91,185
Hitachi Cable Ltd.[a]	7,000	10,892
Hitachi Capital Corp.	1,500	29,931
Hitachi Chemical Co. Ltd.	3,100	43,718
Hitachi Construction Machinery Co. Ltd.	3,100	71,301
Hitachi High-Technologies Corp.	1,900	37,871
Hitachi Koki Co. Ltd.	1,600	12,816
Hitachi Ltd.	127,000	754,263
Hitachi Metals Ltd.	5,000	43,009
Hitachi Transport System Ltd.	1,200	18,212
Hitachi Zosen Corp.	22,000	35,196
Hogy Medical Co. Ltd.	400	19,351
Hokkaido Electric Power Co. Inc.	5,100	48,955
Hokkoku Bank Ltd. (The)	8,000	32,961
Hokuetsu Bank Ltd. (The)	6,000	12,952
Hokuetsu Kishu Paper Co. Ltd.	3,500	17,949
Hokuriku Electric Power Co.	4,700	51,913
Hokuto Corp.	800	15,043
Honda Motor Co. Ltd.	44,700	1,716,782

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

Honeys Co. Ltd.	390	$4,786
HORIBA Ltd.	1,000	29,301
Hoshizaki Electric Co. Ltd.	1,000	29,805
Hosiden Corp.	1,600	8,784
House Foods Corp.	2,000	30,265
Hoya Corp.	12,000	232,084
Hulic Co. Ltd.	7,400	46,949
Hyakugo Bank Ltd. (The)	7,000	30,375
Hyakujushi Bank Ltd. (The)	7,000	26,233
IBIDEN Co. Ltd.	3,500	49,973
IBJ Leasing Co. Ltd.	600	16,108
Ichibanya Co. Ltd.	400	13,092
IDEC Corp.	1,200	10,651
Idemitsu Kosan Co. Ltd.	600	52,728
IHI Corp.	37,000	96,088
Iino Kaiun Kaisha Ltd.	2,400	11,072
Inaba Denki Sangyo Co. Ltd.	600	18,632
Inabata & Co. Ltd.	1,800	12,170
Industrial & Infrastructure Fund Investment Corp.	4	36,160
INPEX Corp.	60	348,455
Internet Initiative Japan Inc.	600	16,838
Iseki & Co. Ltd.	6,000	16,305
Isetan Mitsukoshi Holdings Ltd.	9,900	97,959
Ishihara Sangyo Kaisha Ltd.[a]	12,000	9,993
Isuzu Motors Ltd.	33,000	207,199
IT Holdings Corp.	2,300	32,587
ITO EN Ltd.	1,500	29,208
ITOCHU Corp.	41,500	470,206
Itochu Enex Co. Ltd.	2,000	10,782
Itochu Techno-Solutions Corp.	800	34,802
Itoham Foods Inc.	4,000	18,190
Iwatani Corp.	6,000	22,814
Iyo Bank Ltd. (The)	7,000	57,375
Izumi Co. Ltd.	1,500	32,051
J Trust Co. Ltd.	700	12,173
J-Oil Mills Inc.	4,000	11,834
J. Front Retailing Co. Ltd.	13,000	71,510
Jaccs Co. Ltd.	4,000	20,513
JAFCO Co. Ltd.	1,000	34,626
Japan Airlines Co. Ltd.[a]	1,700	70,414
Japan Airport Terminal Co. Ltd.	1,200	12,584
Japan Excellent Inc.	5	29,750

Security	Shares	Value

Japan Exchange Group Inc.	300	$18,080
Japan Hotel REIT Investment Corp.	55	17,954
Japan Logistics Fund Inc.	4	35,547
Japan Petroleum Exploration Co. Ltd.	800	29,542
Japan Prime Realty Investment Corp.	22	62,678
Japan Pulp & Paper Co. Ltd.	4,000	13,193
Japan Real Estate Investment Corp.	16	161,999
Japan Rental Housing Investments Inc.	22	16,248
Japan Retail Fund Investment Corp.	57	108,179
Japan Securities Finance Co. Ltd.	3,200	22,021
Japan Steel Works Ltd. (The)	9,000	52,071
Japan Tobacco Inc.	24,600	767,436
JFE Holdings Inc.	13,600	290,449
JGC Corp.	6,000	170,217
Joyo Bank Ltd. (The)	18,000	84,615
JSP Corp.	800	11,913
JSR Corp.	5,000	98,948
JTEKT Corp.	6,300	67,377
Jupiter Telecommunications Co. Ltd.	60	71,992
Juroku Bank Ltd. (The)	10,000	35,065
JVC Kenwood Corp.	3,900	13,504
JX Holdings Inc.	62,100	367,456
K’s Holdings Corp.	1,300	35,484
kabu.com Securities Co. Ltd.	2,400	11,677
Kadokawa Group Holdings Inc.	600	16,193
Kagome Co. Ltd.	2,200	41,175
Kagoshima Bank Ltd. (The)	4,000	25,816
Kajima Corp.	24,000	72,058
Kakaku.com Inc.	1,000	37,475
Kamigumi Co. Ltd.	7,000	57,221
Kaneka Corp.	8,000	42,867
Kanematsu Corp.[a]	12,000	18,409
Kansai Electric Power Co. Inc. (The)	20,600	196,384
Kansai Paint Co. Ltd.	6,000	66,864
Kansai Urban Banking Corp.	8,000	10,081
Kao Corp.	14,500	416,919
Kappa Create Co. Ltd.	750	17,299
Kasumi Co. Ltd.	1,900	12,055
Kato Sangyo Co. Ltd.	700	13,093
Kawasaki Heavy Industries Ltd.	39,000	120,940
Kawasaki Kisen Kaisha Ltd.[a]	23,000	43,601
Kayaba Industry Co. Ltd.	4,000	16,349
KDDI Corp.	7,400	551,392

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

Keihin Corp.	1,200	$16,700
Keikyu Corp.	13,000	110,541
Keio Corp.	16,000	119,045
Keisei Electric Railway Co. Ltd.	8,000	71,094
Keiyo Bank Ltd. (The)	7,000	33,290
Kenedix Inc.[a]	59	18,458
Kenedix Realty Investment Corp.	8	31,339
Kewpie Corp.	2,800	37,217
KEY Coffee Inc.	1,100	19,659
Keyence Corp.	1,100	305,797
Kikkoman Corp.	5,000	75,005
Kinden Corp.	4,000	26,605
Kintetsu Corp.	45,000	185,404
Kintetsu World Express Inc.	400	13,149
Kirin Holdings Co. Ltd.	24,000	300,066
Kisoji Co. Ltd.	800	15,867
Kissei Pharmaceutical Co. Ltd.	800	15,087
Kitz Corp.	2,900	14,967
Kiyo Holdings Inc.	19,000	28,107
Koa Corp.	800	6,750
Kobayashi Pharmaceutical Co. Ltd.	700	34,210
Kobe Steel Ltd.[a]	70,000	86,675
Kohnan Shoji Co. Ltd.	800	9,625
Koito Manufacturing Co. Ltd.	3,000	50,066
Kokuyo Co. Ltd.	2,400	16,568
Komatsu Ltd.	25,600	683,059
Komeri Co. Ltd.	900	24,152
Komori Corp.	1,600	17,532
Konami Corp.	2,800	59,369
Konica Minolta Holdings Inc.	13,500	107,544
Kose Corp.	1,100	23,239
Kubota Corp.	30,000	343,195
Kurabo Industries Ltd.	8,000	13,588
Kuraray Co. Ltd.	10,200	131,216
Kureha Corp.	4,000	15,516
Kurita Water Industries Ltd.	3,200	62,976
Kuroda Electric Co. Ltd.	1,200	14,701
Kyocera Corp.	4,200	380,605
Kyoei Steel Ltd.	400	7,456
Kyokuto Kaihatsu Kogyo Co. Ltd.	1,200	13,531
KYORIN Holdings Inc.	1,500	30,638
Kyoritsu Maintenance Co. Ltd.	400	9,875
Kyowa Exeo Corp.	2,400	24,458

Security	Shares	Value

Kyowa Hakko Kirin Co. Ltd.	7,000	$66,272
Kyushu Electric Power Co. Inc.	11,700	112,692
Lawson Inc.	1,600	116,239
Leopalace21 Corp.[a]	3,800	14,657
Lintec Corp.	1,500	27,745
Lion Corp.	7,000	33,596
LIXIL Group Corp.	7,300	169,901
M3 Inc.	19	31,042
Mabuchi Motor Co. Ltd.	800	35,985
Macromill Inc.	1,500	16,847
Maeda Corp.	4,000	15,648
Makino Milling Machine Co. Ltd.	3,000	19,099
Makita Corp.	3,100	151,331
Mandom Corp.	600	17,876
Mani Inc.	300	10,651
Mars Engineering Corp.	400	8,315
Marubeni Corp.	46,000	338,220
Marudai Food Co. Ltd.	4,000	13,281
Maruha Nichiro Holdings Inc.	12,000	20,907
Marui Group Co. Ltd.	6,300	51,292
Maruichi Steel Tube Ltd.	1,500	33,432
MARUWA Co. Ltd.	300	9,231
Matsui Securities Co. Ltd.	3,100	28,602
Matsumotokiyoshi Co. Ltd.	800	19,461
Matsuya Co. Ltd.[a]	800	7,267
Mazda Motor Corp.[a]	75,000	202,170
McDonald’s Holdings Co. (Japan) Ltd.	1,900	48,864
Medipal Holdings Corp.	4,200	53,294
Megachips Corp.	700	12,004
Megane Top Co. Ltd.	800	10,037
MEGMILK SNOW BRAND Co. Ltd.	1,200	20,736
Meidensha Corp.	6,000	19,001
Meiji Holdings Co. Ltd.	1,700	75,444
Meitec Corp.	1,000	25,608
Melco Holdings Inc.	400	6,973
Message Co. Ltd.	4	10,826
MID REIT Inc.	7	17,197
Mikuni Coca-Cola Bottling Co. Ltd.	1,200	12,400
Milbon Co. Ltd.	400	12,930
Minato Bank Ltd. (The)	4,000	7,013
Minebea Co. Ltd.	10,000	33,859
Ministop Co. Ltd.	700	11,720
Miraca Holdings Inc.	1,600	66,886

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

MIRAIT Holdings Corp.	1,600	$13,325
Misawa Homes Co. Ltd.	800	11,159
Misumi Group Inc.	2,400	63,195
Mitsubishi Chemical Holdings Corp.	37,500	174,227
Mitsubishi Corp.	38,600	815,481
Mitsubishi Electric Corp.	53,000	439,634
Mitsubishi Estate Co. Ltd.	34,000	824,852
Mitsubishi Gas Chemical Co. Inc.	11,000	73,647
Mitsubishi Heavy Industries Ltd.	84,000	450,099
Mitsubishi Logistics Corp.	4,000	60,136
Mitsubishi Materials Corp.	31,000	99,529
Mitsubishi Motors Corp.[a]	108,000	112,426
Mitsubishi Paper Mills Ltd.[a]	12,000	11,834
Mitsubishi Pencil Co. Ltd.	700	12,012
Mitsubishi Shokuhin Co. Ltd.	400	11,549
Mitsubishi Steel Manufacturing Co. Ltd.	7,000	13,730
Mitsubishi Tanabe Pharma Corp.	6,300	84,704
Mitsubishi UFJ Financial Group Inc.	348,700	1,990,716
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,660	75,579
Mitsui & Co. Ltd.	47,700	721,824
Mitsui Chemicals Inc.	25,000	59,446
Mitsui Engineering & Shipbuilding Co. Ltd.	22,000	34,955
Mitsui Fudosan Co. Ltd.	23,000	526,485
Mitsui Mining & Smelting Co. Ltd.	16,000	40,850
Mitsui O.S.K. Lines Ltd.	30,000	98,948
Mitsui Sugar Co. Ltd.	4,000	12,667
Mitsui-Soko Co. Ltd.	4,000	17,445
Mitsumi Electric Co. Ltd.[a]	2,700	14,467
Miura Co. Ltd.	800	20,934
Miyazaki Bank Ltd. (The)	4,000	10,256
Mizuho Financial Group Inc.	625,100	1,253,488
Modec Inc.	600	13,688
Monex Group Inc.	47	13,782
MonotaRO Co. Ltd.	400	14,749
Mori Hills REIT Investment Corp.	5	26,572
Mori Seiki Co. Ltd.	3,000	28,271
MORI TRUST Sogo REIT Inc.	5	42,406
Morinaga & Co. Ltd.	8,000	17,006
Morinaga Milk Industry Co. Ltd.	6,000	19,329
MOS Food Services Inc.	800	15,008
Moshi Moshi Hotline Inc.	1,200	17,554
MS&AD Insurance Group Holdings Inc.	14,000	294,390
Murata Manufacturing Co. Ltd.	5,600	345,474

Security	Shares	Value

Musashi Seimitsu Industry Co. Ltd.	800	$16,323
Musashino Bank Ltd. (The)	1,000	34,298
Nabtesco Corp.	2,900	60,441
Nachi-Fujikoshi Corp.	6,000	24,392
Nagaileben Co. Ltd.	900	11,617
Nagase & Co. Ltd.	3,100	33,867
Namco Bandai Holdings Inc.	4,900	69,962
Nanto Bank Ltd. (The)	6,000	26,101
NEC Corp.[a]	72,000	175,937
NEC Mobiling Ltd.	400	18,277
NEC Networks & System Integration Corp.	800	15,069
Net One Systems Co. Ltd.	2,400	23,090
Nexon Co. Ltd.[a]	2,800	29,485
NGK Insulators Ltd.	8,000	93,360
NGK Spark Plug Co. Ltd.	5,000	63,555
NHK Spring Co. Ltd.	4,700	41,252
Nichi-Iko Pharmaceutical Co. Ltd.	800	16,866
Nichicon Corp.	1,800	14,832
Nichiha Corp.	800	11,606
Nichii Gakkan Co.	1,200	10,348
Nichirei Corp.	7,000	34,824
Nidec Corp.	3,000	172,255
Nifco Inc.	1,500	31,229
Nihon Kohden Corp.	1,000	31,854
Nihon M&A Center Inc.	400	14,157
Nihon Unisys Ltd.	1,200	9,809
Nikon Corp.	9,400	268,939
Nintendo Co. Ltd.	2,900	283,454
Nippon Accommodations Fund Inc.	5	38,297
Nippon Building Fund Inc.	17	175,663
Nippon Coke & Engineering Co. Ltd.	9,000	13,412
Nippon Denko Co. Ltd.	4,000	11,659
Nippon Electric Glass Co. Ltd.	10,000	48,214
Nippon Express Co. Ltd.	23,000	95,266
Nippon Flour Mills Co. Ltd.	4,000	16,875
Nippon Kayaku Co. Ltd.	5,000	56,597
Nippon Konpo Unyu Soko Co. Ltd.	1,600	22,231
Nippon Light Metal Holdings Co. Ltd.[a]	12,900	14,842
Nippon Meat Packers Inc.	5,000	67,773
Nippon Paint Co. Ltd.	6,000	54,043
Nippon Paper Group Inc.	3,000	42,702
Nippon Road Co. Ltd. (The)	3,000	13,445
Nippon Sharyo Ltd.	4,000	14,902

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

Nippon Sheet Glass Co. Ltd.	24,000	$28,139
Nippon Shokubai Co. Ltd.	4,000	38,746
Nippon Signal Co. Ltd. (The)	1,800	12,505
Nippon Soda Co. Ltd.	4,000	18,190
Nippon Steel & Sumitomo Metal Corp.	209,000	579,410
Nippon Suisan Kaisha Ltd.	5,900	11,766
Nippon Telegraph and Telephone Corp.	12,000	503,616
Nippon Thompson Co. Ltd.	3,000	11,834
Nippon Valqua Industries Ltd.	7,000	17,642
Nippon Yusen K.K.	45,000	107,988
Nipro Corp.	3,800	28,107
Nishi-Nippon City Bank Ltd. (The)	18,000	46,746
Nishimatsu Construction Co. Ltd.	8,000	14,990
Nishimatsuya Chain Co. Ltd.	1,600	12,991
Nissan Chemical Industries Ltd.	4,000	48,433
Nissan Motor Co. Ltd.	68,200	699,487
Nissha Printing Co. Ltd.[a]	1,000	16,130
Nisshin OilliO Group Ltd. (The)	4,000	14,639
Nisshin Seifun Group Inc.	5,500	67,078
Nisshin Steel Holdings Co. Ltd.[a]	2,100	15,763
Nisshinbo Holdings Inc.	4,000	30,462
Nissin Foods Holdings Co. Ltd.	1,600	60,925
Nissin Kogyo Co. Ltd.	1,100	16,525
Nitori Holdings Co. Ltd.	950	72,765
Nitta Corp.	800	13,737
Nitto Boseki Co. Ltd.	5,000	20,546
Nitto Denko Corp.	4,500	254,438
Nitto Kogyo Corp.	800	10,888
NKSJ Holdings Inc.	10,300	216,812
NOF Corp.	4,000	18,453
NOK Corp.	3,000	44,872
Nomura Holdings Inc.	99,700	574,646
Nomura Real Estate Holdings Inc.	2,700	49,320
Nomura Real Estate Office Fund Inc.	8	47,250
Nomura Real Estate Residential Fund Inc.	4	22,617
Nomura Research Institute Ltd.	2,900	66,574
Noritake Co. Ltd.	6,000	15,450
Noritz Corp.	800	14,377
North Pacific Bank Ltd.[a]	10,100	32,316
NS Solutions Corp.	400	8,030
NSD Co. Ltd.	1,200	11,137
NSK Ltd.	12,000	85,076
NTN Corp.	14,000	40,346

Security	Shares	Value

NTT Data Corp.	35	$107,117
NTT DOCOMO Inc.	419	637,728
NTT Urban Development Corp.	32	32,049
Obayashi Corp.	18,000	92,505
Obic Business Consultants Co. Ltd.	200	11,111
OBIC Co. Ltd.	210	45,033
Odakyu Electric Railway Co. Ltd.	17,000	170,633
Ogaki Kyoritsu Bank Ltd. (The)	10,000	32,764
Ohsho Food Service Corp.	400	10,607
Oiles Corp.	800	16,323
Oita Bank Ltd. (The)	6,000	21,959
Oji Holdings Corp.	23,000	74,600
Okabe Co. Ltd.	1,600	11,799
Okamoto Industries Inc.	4,000	13,544
Okasan Securities Group Inc.	5,000	31,394
Oki Electric Industry Co. Ltd.[a]	20,000	22,792
Okinawa Electric Power Co. Inc. (The)	400	13,149
Okuma Corp.	4,000	30,243
Okumura Corp.	6,000	23,669
Olympus Corp.[a]	6,000	133,268
Omron Corp.	5,600	133,403
OncoTherapy Science Inc.[a]	7	13,139
Ono Pharmaceutical Co. Ltd.	2,300	121,351
Onward Holdings Co. Ltd.	4,000	30,287
Oracle Corp. Japan	1,200	50,099
Orient Corp.[a]	7,500	28,107
Oriental Land Co. Ltd.	1,400	186,544
ORIX Corp.	2,900	310,465
ORIX JREIT Inc.	8	45,409
Osaka Gas Co. Ltd.	52,000	195,442
OSAKA Titanium technologies Co. Ltd.	600	13,399
OSG Corp.	2,000	25,992
Otsuka Corp.	500	41,037
Otsuka Holdings Co. Ltd.	10,000	323,033
Oyo Corp.	800	9,397
Pacific Metals Co. Ltd.	4,000	20,863
Pack Corp. (The)	900	14,783
Pal Co. Ltd.	200	8,799
Paltac Corp.	800	9,993
Panasonic Corp.	60,700	397,749
Paramount Bed Holdings Co. Ltd.	400	12,702
Parco Co. Ltd.	400	4,160
PARK24 Co. Ltd.	2,700	48,846

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

Penta-Ocean Construction Co. Ltd.	7,500	$18,984
Pigeon Corp.	600	32,807
Pilot Corp.	7	17,688
Pioneer Corp.[a]	7,500	18,738
Plenus Co. Ltd.	700	11,575
Point Inc.	430	14,842
Pola Orbis Holdings Inc.	700	21,347
Premier Investment Corp.	6	25,740
Press Kogyo Co. Ltd.	3,000	13,215
Prima Meat Packers Ltd.	4,000	7,670
Proto Corp.	700	11,889
Rakuten Inc.	20,000	182,994
Relo Holdings Inc.	400	14,771
Rengo Co. Ltd.	6,000	30,572
Resona Holdings Inc.	52,000	231,909
Resorttrust Inc.	1,000	21,762
Ricoh Co. Ltd.	17,000	189,261
Ricoh Leasing Co. Ltd.	400	11,002
Riken Corp.	4,000	14,902
Ringer Hut Co. Ltd.	1,400	17,995
Rinnai Corp.	900	63,708
Riso Kagaku Corp.	400	7,933
Rohm Co. Ltd.	2,700	89,941
Round One Corp.	2,400	13,965
Royal Holdings Co. Ltd.	1,400	16,476
Ryobi Ltd.	4,000	10,081
Ryohin Keikaku Co. Ltd.	600	34,122
Ryosan Co. Ltd.	1,100	21,443
Ryoyo Electro Corp.	1,800	16,410
Saint Marc Holdings Co. Ltd.	300	11,867
Saizeriya Co. Ltd.	800	10,633
Sakai Chemical Industry Co. Ltd.	4,000	11,834
Sakata Seed Corp.	1,300	15,655
San-A & Co. Ltd.	300	12,245
San-in Godo Bank Ltd. (The)	4,000	31,777
Sanden Corp.	4,000	16,393
Sangetsu Co. Ltd.	800	20,136
Sanken Electric Co. Ltd.	3,000	11,999
Sankyo Co. Ltd.	1,400	55,840
Sankyo Tateyama Inc.[a]	800	16,814
Sankyu Inc.	7,000	27,690
Sanrio Co. Ltd.	1,200	48,060
Santen Pharmaceutical Co. Ltd.	2,000	82,512

Security	Shares	Value

Sanwa Holdings Corp.	6,000	$28,665
Sanyo Shokai Ltd.	4,000	10,958
Sanyo Special Steel Co. Ltd.	3,000	9,632
Sapporo Holdings Ltd.	10,000	33,311
Sato Holdings Corp.	800	12,799
Sawai Pharmaceutical Co. Ltd.	400	41,157
SBI Holdings Inc.	6,400	53,088
SCSK Corp.	1,500	28,156
Secom Co. Ltd.	5,800	289,809
Sega Sammy Holdings Inc.	5,500	97,392
Seikagaku Corp.	1,300	14,274
Seiko Epson Corp.	3,400	34,350
Seiko Holdings Corp.[a]	4,000	12,755
Seino Holdings Co. Ltd.	4,000	27,307
Seiren Co. Ltd.	1,600	9,941
Sekisui Chemical Co. Ltd.	12,000	115,845
Sekisui House Ltd.	15,000	165,352
Sekisui House SI Investment Corp.	4	19,351
Senko Co. Ltd.	3,000	14,004
Senshu Ikeda Holdings Inc.	5,900	33,101
Seria Co. Ltd.	400	6,386
Seven & I Holdings Co. Ltd.	20,700	631,026
Seven Bank Ltd.	15,300	37,051
Sharp Corp.[b]	28,000	95,420
Shiga Bank Ltd. (The)	6,000	34,846
Shikoku Electric Power Co. Inc.	4,700	57,681
Shima Seiki Manufacturing Ltd.	800	15,823
Shimachu Co. Ltd.	1,200	25,470
Shimadzu Corp.	7,000	46,943
Shimamura Co. Ltd.	600	59,040
Shimano Inc.	2,000	136,752
Shimizu Corp.	16,000	51,896
Shin-Etsu Chemical Co. Ltd.	11,300	692,165
Shinko Electric Industries Co. Ltd.	2,100	16,039
Shinko Plantech Co. Ltd.	1,800	14,753
Shinsei Bank Ltd.	42,000	86,062
Shionogi & Co. Ltd.	8,200	146,820
Ship Healthcare Holdings Inc.	1,000	28,698
Shiseido Co. Ltd.	10,100	140,222
Shizuoka Bank Ltd. (The)	14,000	132,238
Shizuoka Gas Co. Ltd.	2,000	13,960
SHO-BOND Holdings Co. Ltd.	600	22,189
Shochiku Co. Ltd.	3,000	33,432

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

Showa Corp.	1,700	$18,293
Showa Denko K.K.	40,000	61,363
Showa Sangyo Co. Ltd.	4,000	13,018
Showa Shell Sekiyu K.K.	5,100	29,619
SIIX Corp.	800	9,240
Sintokogio Ltd.	1,600	11,729
SKY Perfect JSAT Holdings Inc.	48	22,590
SMC Corp.	1,500	260,026
SoftBank Corp.	26,000	928,775
Sohgo Security Services Co. Ltd.	1,600	21,232
Sojitz Corp.	36,600	54,944
Sony Corp.	27,700	413,406
Sony Financial Holdings Inc.	4,800	81,210
Sotetsu Holdings Inc.	12,000	40,237
Square Enix Holdings Co. Ltd.	2,000	24,874
Stanley Electric Co. Ltd.	4,100	67,165
Star Micronics Co. Ltd.	1,200	11,913
Starbucks Coffee Japan Ltd.	12	8,784
Start Today Co. Ltd.[b]	1,800	17,357
Sugi Holdings Co. Ltd.	1,000	34,407
Sumco Corp.[a]	3,200	33,276
Sumikin Bussan Corp.	4,000	12,755
Sumitomo Bakelite Co. Ltd.	5,000	19,998
Sumitomo Chemical Co. Ltd.	41,000	119,954
Sumitomo Corp.	31,100	402,807
Sumitomo Electric Industries Ltd.	20,800	234,530
Sumitomo Forestry Co. Ltd.	3,600	35,306
Sumitomo Heavy Industries Ltd.	15,000	66,404
Sumitomo Light Metal Industries Ltd.	16,000	15,779
Sumitomo Metal Mining Co. Ltd.	15,000	233,892
Sumitomo Mitsui Financial Group Inc.	36,700	1,475,882
Sumitomo Mitsui Trust Holdings Inc.	86,000	318,519
Sumitomo Osaka Cement Co. Ltd.	12,000	40,237
Sumitomo Real Estate Sales Co. Ltd.	250	12,382
Sumitomo Realty & Development Co. Ltd.	10,000	305,172
Sumitomo Rubber Industries Inc.	4,900	65,451
Sumitomo Warehouse Co. Ltd. (The)	4,000	20,162
Sundrug Co. Ltd.	1,000	37,695
Suruga Bank Ltd.	5,000	65,308
Suzuken Co. Ltd.	2,000	61,407
Suzuki Motor Corp.	10,100	264,840
Sysmex Corp.	2,000	95,661
T&D Holdings Inc.	16,000	197,940

Security	Shares	Value

T-Gaia Corp.	800	$7,898
Tachi-S Co. Ltd.	800	14,087
Tadano Ltd.	4,000	35,547
Taiheiyo Cement Corp.	31,000	84,583
Taikisha Ltd.	800	16,156
Taisei Corp.	28,000	83,761
Taisho Pharmaceutical Holdings Co. Ltd.	1,000	69,143
Taiyo Holdings Co. Ltd.	600	16,870
Taiyo Nippon Sanso Corp.	7,000	46,943
Taiyo Yuden Co. Ltd.	2,900	26,153
Takamatsu Construction Group Co. Ltd.	400	5,992
Takara Bio Inc.	1,200	16,529
Takara Holdings Inc.	5,000	41,913
Takasago Thermal Engineering Co. Ltd.	1,600	12,395
Takashimaya Co. Ltd.	8,000	58,996
Takata Corp.	1,100	22,239
Takeda Pharmaceutical Co. Ltd.	21,600	1,112,426
Tamron Co. Ltd.	400	11,295
TDK Corp.	3,400	126,112
Tecmo Koei Holdings Co. Ltd.	800	6,487
Teijin Ltd.	27,000	62,130
Temp Holdings Co. Ltd.	800	10,072
Terumo Corp.	4,200	184,089
THK Co. Ltd.	3,400	59,163
Toa Corp.	7,000	10,892
Toagosei Co. Ltd.	7,000	28,917
Tobu Railway Co. Ltd.	28,000	150,647
TOC Co. Ltd.	1,200	7,824
Tocalo Co. Ltd.	800	12,369
Tochigi Bank Ltd. (The)	4,000	14,902
Toda Corp.	6,000	16,502
Toho Bank Ltd. (The)	6,000	19,066
Toho Co. Ltd.	3,400	65,161
Toho Gas Co. Ltd.	11,000	58,941
Toho Holdings Co. Ltd.	1,200	23,248
Toho Titanium Co. Ltd.	800	7,460
Toho Zinc Co. Ltd.	4,000	17,313
Tohoku Electric Power Co. Inc.[a]	12,500	101,907
Tokai Carbon Co. Ltd.	5,000	19,779
Tokai Corp. (GIFU)	400	11,159
TOKAI Holdings Corp.	2,900	9,438
Tokai Rika Co. Ltd.	1,500	24,589
Tokai Rubber Industries Ltd.	1,200	12,400

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

Tokai Tokyo Financial Holdings Inc.	7,000	$35,130
Token Corp.	240	13,412
Tokio Marine Holdings Inc.	19,000	562,755
TOKO Inc.[a]	4,000	9,643
Tokuyama Corp.	11,000	21,937
Tokyo Broadcasting System Holdings Inc.	1,200	14,017
Tokyo Dome Corp.	6,000	22,945
Tokyo Electric Power Co. Inc.[a]	39,800	92,893
Tokyo Electron Ltd.	4,700	201,885
Tokyo Gas Co. Ltd.	68,000	321,148
Tokyo Ohka Kogyo Co. Ltd.	1,100	21,419
Tokyo Seimitsu Co. Ltd.	1,100	18,900
Tokyo Steel Manufacturing Co. Ltd.	3,600	18,856
Tokyo Tatemono Co. Ltd.	12,000	56,279
Tokyo Tomin Bank Ltd. (The)	1,200	12,163
Tokyotokeiba Co. Ltd.	4,000	9,687
Tokyu Corp.	31,000	168,825
Tokyu Land Corp.	12,000	85,733
Tokyu Livable Inc.	700	11,114
TOKYU REIT Inc.	5	28,380
TOMONY Holdings Inc.	3,700	16,096
Tomy Co. Ltd.	2,600	14,017
TonenGeneral Sekiyu K.K.	8,000	69,866
Top REIT Inc.	4	18,847
Topcon Corp.	1,700	13,915
Toppan Forms Co. Ltd.	1,700	15,908
Toppan Printing Co. Ltd.	16,000	99,408
Topre Corp.	1,200	11,650
TOPY Industries Ltd.	6,000	14,135
Toray Industries Inc.	40,000	231,427
Toridoll Corp.	400	4,957
Torii Pharmaceutical Co. Ltd.	400	9,901
Toshiba Corp.	111,000	493,820
Toshiba Machine Co. Ltd.	4,000	18,321
Toshiba Tec Corp.	4,000	23,143
Tosoh Corp.	14,000	33,750
Totetsu Kogyo Co. Ltd.	800	11,475
TOTO Ltd.	8,000	63,467
Towa Bank Ltd. (The)	8,000	9,029
Toyo Corp.	1,200	14,070
Toyo Engineering Corp.	4,000	18,584
Toyo Ink SC Holdings Co. Ltd.	7,000	30,758
Toyo Seikan Kaisha Ltd.	4,300	54,987

Security	Shares	Value

Toyo Suisan Kaisha Ltd.	2,000	$55,621
Toyo Tanso Co. Ltd.	400	9,709
Toyo Tire & Rubber Co. Ltd.	6,000	20,710
Toyobo Co. Ltd.	23,000	36,796
Toyoda Gosei Co. Ltd.	1,900	42,181
Toyota Boshoku Corp.	2,000	26,211
Toyota Industries Corp.	4,600	152,981
Toyota Motor Corp.	75,600	3,615,976
Toyota Tsusho Corp.	5,900	140,485
TPR Co. Ltd.	800	10,300
Trans Cosmos Inc.	800	9,932
Trend Micro Inc.	2,900	84,877
Trusco Nakayama Corp.	700	13,017
TS Tech Co. Ltd.	1,200	23,208
TSI Holdings Co. Ltd.	2,300	12,274
Tsubakimoto Chain Co.	4,000	21,302
Tsukuba Bank Ltd. (The)	2,700	10,000
Tsumura & Co.	1,800	59,369
Tsuruha Holdings Inc.	500	41,968
TV Asahi Corp.	800	12,352
Ube Industries Ltd.	28,000	58,295
ULVAC Inc.[a]	1,200	10,677
Unicharm Corp.	3,200	170,064
Unipres Corp.	1,100	24,360
United Arrows Ltd.	600	14,556
United Urban Investment Corp.	58	70,991
Unitika Ltd.[a]	23,000	13,105
Universal Entertainment Corp.	700	13,339
UNY Co. Ltd.	6,100	45,319
Ushio Inc.	3,300	35,727
USS Co. Ltd.	610	68,580
Valor Co. Ltd.	800	12,807
Vital KSK Holdings Inc.	800	7,749
Wacoal Holdings Corp.	3,000	31,394
Wacom Co. Ltd.	10	32,665
Watami Co. Ltd.	700	13,224
Weathernews Inc.	400	10,537
Welcia Holdings Co. Ltd.	400	14,749
West Japan Railway Co.	4,600	181,964
Xebio Co. Ltd.	700	14,344
Yachiyo Bank Ltd. (The)	400	9,511
Yahoo! Japan Corp.	413	162,693
Yakult Honsha Co. Ltd.	2,700	114,053

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

Yamada Denki Co. Ltd.	2,400	$92,571
Yamagata Bank Ltd. (The)	4,000	17,927
Yamaguchi Financial Group Inc.	6,000	57,922
Yamaha Corp.	4,600	48,792
Yamaha Motor Co. Ltd.	8,100	103,047
Yamanashi Chuo Bank Ltd. (The)	4,000	16,261
Yamato Holdings Co. Ltd.	10,200	171,788
Yamato Kogyo Co. Ltd.	1,300	37,279
Yamazaki Baking Co. Ltd.	3,000	33,662
Yamazen Corp.	1,800	13,353
Yaoko Co. Ltd.	400	16,064
Yaskawa Electric Corp.	6,000	56,213
Yellow Hat Ltd.	400	6,040
Yodogawa Steel Works Ltd.	4,000	14,289
Yokogawa Electric Corp.	5,700	63,646
Yokohama Reito Co. Ltd.	1,600	11,256
Yokohama Rubber Co. Ltd. (The)	6,000	46,285
Yorozu Corp.	700	10,079
Yoshinoya Holdings Co. Ltd.	12	14,385
Yuasa Trading Co. Ltd.	7,000	13,730
Zenrin Co. Ltd.	1,200	16,055
Zensho Holdings Co. Ltd.	1,600	18,409
Zeon Corp.	5,000	43,447

		72,874,644
NETHERLANDS — 2.50%
Aalberts Industries NV	2,707	60,831
Accell Group NV	506	9,743
AEGON NV	48,199	322,416
Akzo Nobel NV	6,546	447,742
AMG Advanced Metallurgical Group NVa	1,637	14,903
Amsterdam Commodities NV	427	8,503
Arcadis NV	1,773	46,629
ASM International NV	1,237	49,298
ASML Holding NV	8,636	648,254
BE Semiconductor Industries NV	929	7,440
Beter Bed Holding NV	694	13,985
BinckBank NV	1,934	18,736
Brunel International NV	336	17,988
Corio NV	1,853	89,958
CSM NV CVA	2,024	46,870
D.E Master Blenders 1753 NVa	16,324	201,329
Delta Lloyd NV	3,937	77,436
Eurocommercial Properties NV	1,108	44,142

Security	Shares	Value

Exact Holding NV	318	$6,958
Fugro NV CVA	1,920	116,328
Grontmij NVa	1,799	7,983
Heineken Holding NV	2,811	166,076
Heineken NV	6,332	445,138
ING Groep NV CVA[a]	105,078	1,062,472
Koninklijke Ahold NV	27,625	405,730
Koninklijke BAM Groep NV	6,363	26,602
Koninklijke DSM NV	4,247	260,313
Koninklijke KPN NV	27,544	155,011
Koninklijke Philips Electronics NV	28,522	890,849
Koninklijke Ten Cate NV	766	20,769
Mediq NV	1,113	21,030
Nieuwe Steen Investments NV	1,612	14,004
Nutreco NV	973	86,232
PostNL NVa	10,809	28,303
Randstad Holding NV	3,364	139,455
Reed Elsevier NV	19,260	299,212
Royal Boskalis Westminster NV CVA	2,120	97,064
Royal Imtech NV	2,018	53,264
Royal Vopak NV	1,923	131,271
SBM Offshore NVa	4,765	73,121
SNS REAAL NVa,b	3,991	4,556
TKH Group NV	953	26,001
TNT Express NV	8,943	68,696
TomTom NVa,b	3,267	16,958
Unilever NV CVA	44,539	1,801,625
Unit4 NV	714	23,915
USG People NV	2,025	17,254
VastNed Retail NV	501	22,612
Wereldhave NV	549	37,842
Wolters Kluwer NV	8,511	172,484
Ziggo NV	3,271	104,319

		8,929,650
NEW ZEALAND — 0.19%
Air New Zealand Ltd.	8,766	9,208
Auckland International Airport Ltd.	26,883	64,046
Chorus Ltd.	10,600	25,387
Contact Energy Ltd.[a]	10,999	48,249
Fisher & Paykel Healthcare Corp. Ltd.	13,622	27,244
Fletcher Building Ltd.	18,769	150,155
Freightways Ltd.	3,136	11,964
Goodman Property Trust	13,407	11,548

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

Infratil Ltd.	14,418	$29,806
Kiwi Income Property Trust	12,690	12,210
Mainfreight Ltd.	2,009	20,259
New Zealand Oil & Gas Ltd.	10,047	7,641
Nuplex Industries Ltd.	4,210	11,675
Precinct Properties New Zealand Ltd.	12,811	10,981
Ryman Healthcare Ltd.	9,289	35,986
Sky Network Television Ltd.	6,103	26,566
SKYCITY Entertainment Group Ltd.	16,243	54,190
Telecom Corp. of New Zealand Ltd.	51,083	104,099
Trade Me Ltd.	5,707	20,047
Warehouse Group Ltd. (The)	1,901	5,176

		686,437
NORWAY — 1.10%
Aker ASA Class A	694	29,538
Aker Solutions ASA	4,605	100,521
Algeta ASA[a]	853	26,052
Archer Ltd.[a]	4,159	4,786
Atea ASA	1,988	23,604
Austevoll Seafood ASA	3,119	17,662
BW Offshore Ltd.	11,188	11,506
Cermaq ASA	1,597	27,422
Clavis Pharma ASA[a]	3,768	4,371
Det norske oljeselskap ASA[a]	1,956	30,656
DNB ASA	26,900	375,409
DNO International ASA[a]	16,005	27,160
Electromagnetic GeoServices ASa	3,254	6,657
Fred Olsen Energy ASA	997	47,533
Gjensidige Forsikring ASA	5,515	86,536
Golden Ocean Group Ltd.[a]	9,746	9,756
Hoegh LNG Holdings Ltd.[a]	1,153	10,847
Kvaerner ASA	4,179	12,061
Leroey Seafood Group ASA	494	14,167
Marine Harvest ASA[a]	79,151	79,087
Nordic Semiconductor ASA[a]	2,823	7,787
Norsk Hydro ASA	26,450	126,441
Northland Resources SAa	13,779	2,668
Norwegian Air Shuttle ASa	694	21,107
Norwegian Property ASA	13,322	20,490
Opera Software ASA	2,556	16,015
Orkla ASA	21,264	187,220
Petroleum Geo-Services ASA	6,057	107,211
Polarcus Ltd.[a]	8,769	11,052

Security	Shares	Value

Prosafe SE	6,817	$64,752
Renewable Energy Corp. ASA[a,b]	31,311	6,063
Schibsted ASA	2,165	86,886
Seadrill Ltd.	9,705	383,453
Sevan Drilling ASa	8,546	6,119
Songa Offshore SEa	4,426	4,475
SpareBank 1 SMN	3,462	26,181
Statoil ASA	30,721	816,503
Stolt-Nielsen Ltd.	946	20,132
Storebrand ASA[a]	9,712	49,691
Subsea 7 SA	7,769	187,610
Telenor ASA	19,293	424,665
TGS-NOPEC Geophysical Co. ASA	2,910	108,438
Tomra Systems ASA	4,620	39,242
Yara International ASA	5,135	273,425

		3,942,957
PORTUGAL — 0.22%
Altri SGPS SA	4,026	10,088
Banco BPI SAa	12,100	20,826
Banco Comercial Portugues SA Registered[a]	276,319	37,133
Banco Espirito Santo SA Registered[a]	55,137	78,211
BRISA — Auto-estradas de Portugal SAa	6,215	18,560
Energias de Portugal SA	52,399	168,925
Galp Energia SGPS SA Class B	7,520	122,135
Jeronimo Martins SGPS SA	6,054	128,648
Portucel SA	5,405	20,880
Portugal Telecom SGPS SA Registered	17,128	99,973
Redes Energeticas Nacionais SA	1,984	6,229
Semapa — Sociedade de Investimento e Gestao SGPS SA	1,731	16,683
Sonae SGPS SA	22,606	22,400
Zon Multimedia Servicos Telecomunicacoes e Multimedia SGPS SA	4,572	19,561

		770,252
SINGAPORE — 1.95%
AIMS AMP Capital Industrial REIT	17,000	21,768
ARA Asset Management Ltd.[b,c]	16,000	22,104
Ascendas India Trust	31,000	20,536
Ascendas REIT	52,000	106,285
Ascott Residence Trust	20,000	22,378
Biosensors International Group Ltd.[a]	24,000	26,272
Boustead Singapore Ltd.[b]	12,000	10,955

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

Cache Logistics Trust	28,000	$28,502
Cambridge Industrial Trust	42,000	24,091
CapitaCommercial Trust	55,000	73,982
CapitaLand Ltd.	71,000	229,439
CapitaMall Trust Management Ltd.	71,000	121,603
CapitaMalls Asia Ltd.	38,000	66,311
CapitaRetail China Trust	15,000	21,268
CDL Hospitality Trusts	20,000	32,639
China Minzhong Food Corp. Ltd.[a]	14,000	11,310
Chip Eng Seng Corp. Ltd.	24,000	14,930
City Developments Ltd.[b]	14,000	132,218
ComfortDelGro Corp. Ltd.	52,000	81,079
COSCO Corp. (Singapore) Ltd.	33,000	25,327
CSE Global Ltd.	16,000	11,181
CWT Ltd.	8,000	9,275
DBS Group Holdings Ltd.	50,000	604,298
Ezion Holdings Ltd.	20,000	29,245
Ezra Holdings Ltd.[a]	20,000	19,228
First REIT	20,000	17,289
First Resources Ltd.	12,000	18,953
Fraser and Neave Ltd.	24,000	185,167
Frasers Centrepoint Trust	15,000	23,509
Frasers Commercial Trust	20,000	21,571
Genting Singapore PLC	168,000	210,373
Global Logistic Properties Ltd.	58,000	129,326
GMG Global Ltd.	71,000	8,202
Golden Agri-Resources Ltd.	195,000	100,036
GuocoLeisure Ltd.	12,000	7,223
Ho Bee Investment Ltd.	8,000	12,345
Hong Leong Asia Ltd.	7,000	9,586
Hutchison Port Holdings Trust	147,000	120,540
Hyflux Ltd.	16,000	17,386
Indofood Agri Resources Ltd.	16,000	16,869
Jardine Cycle & Carriage Ltd.[b]	3,000	122,661
K-Green Trust[b]	20,000	16,885
Keppel Corp. Ltd.	40,000	371,627
Keppel Land Ltd.[b]	22,000	75,715
Keppel REIT Management Ltd.	20,000	22,136
LionGold Corp. Ltd.[a]	16,000	13,702
Lippo Malls Indonesia Retail Trust	45,000	19,086
M1 Ltd.	12,000	26,951
Mapletree Commercial Trust	29,000	31,277
Mapletree Industrial Trust	31,000	34,311

Security	Shares	Value

Mapletree Logistics Trust	41,000	$38,754
Midas Holdings Ltd.	37,000	16,291
Neptune Orient Lines Ltd.[a]	24,000	24,915
Noble Group Ltd.	108,000	106,447
Olam International Ltd.[b]	45,000	58,713
OSIM International Ltd.	8,000	11,634
Oversea-Chinese Banking Corp. Ltd.	71,000	560,979
Overseas Union Enterprise Ltd.[b]	11,000	26,483
Parkway Life REIT	12,000	22,588
Perennial China Retail Trust	24,000	12,021
Raffles Education Corp. Ltd.[a]	20,000	5,817
Raffles Medical Group Ltd.	8,000	19,583
Sabana Shari’ah Compliant Industrial REIT	31,000	29,427
SATS Ltd.	18,000	44,353
SembCorp Industries Ltd.	28,000	123,962
SembCorp Marine Ltd.	24,000	91,711
Singapore Airlines Ltd.	16,000	142,059
Singapore Exchange Ltd.	24,000	151,042
Singapore Post Ltd.[b]	45,000	43,989
Singapore Technologies Engineering Ltd.	45,000	142,511
Singapore Telecommunications Ltd.	218,000	616,416
SMRT Corp. Ltd.	24,000	31,605
Sound Global Ltd.	12,000	6,398
Stamford Land Corp. Ltd.	30,000	14,300
Starhill Global REIT	51,000	34,816
StarHub Ltd.	18,000	56,714
STX OSV Holdings Ltd.	16,000	16,287
Suntec REIT	57,000	78,054
Super Group Ltd.	8,000	22,298
Swiber Holdings Ltd.	25,000	14,037
Tat Hong Holdings Ltd.	8,000	9,953
Tiger Airways Holdings Ltd.[a]	23,000	14,215
United Engineers Ltd.	8,000	21,910
United Overseas Bank Ltd.	35,000	533,002
UOL Group Ltd.	13,000	65,641
Venture Corp. Ltd.	8,000	54,872
Wheelock Properties Ltd.	8,000	12,732
Wilmar International Ltd.	53,000	163,564
Wing Tai Holdings Ltd.	16,000	24,624
XP Power Ltd.	541	9,864
Yangzijiang Shipbuilding (Holdings) Ltd.	56,000	44,337
Yanlord Land Group Ltd.[a]	16,000	20,811

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

Ying Li International Real Estate Ltd.[a]	24,000	$9,307

		6,947,986
SPAIN — 2.85%
Abengoa SA Class Ba	5,946	15,981
Abertis Infraestructuras SA	10,005	171,389
Acciona SA	720	57,877
Acerinox SAb	2,644	29,279
Actividades de Construcciones y Servicios SA	3,864	92,679
Almirall SA	1,689	20,909
Amadeus IT Holding SA Class A	8,538	214,116
Antena 3 Television SA	2,496	14,670
Banco Bilbao Vizcaya Argentaria SA	149,033	1,481,827
Banco de Sabadell SAa	76,451	204,747
Banco Popular Espanol SAa	145,835	131,443
Banco Santander SA	276,230	2,316,843
Bankia SAa	26,981	18,715
Bankinter SAb	7,357	39,946
Bolsas y Mercados Espanoles	1,895	53,079
CaixaBank	22,503	88,796
Construcciones y Auxiliar de Ferrocarriles SA	45	22,533
Corporacion Financiera Alba SA	481	22,323
Distribuidora Internacional de Alimentacion SA	16,631	122,898
Duro Felguera SA	1,960	14,234
Ebro Foods SA	2,174	43,970
Enagas SA	5,196	122,935
Ence Energia y Celulosa SA	3,077	9,189
FAES FARMA SA	6,591	20,488
Ferrovial SA	11,015	176,505
Fomento de Construcciones y Contratas SAb	1,450	19,604
Gamesa Corporacion Tecnologica SA	6,899	16,332
Gas Natural SDG SA	9,643	192,480
Grifols SAa	4,104	139,548
Grupo Catalana Occidente SA	1,117	23,926
Iberdrola SA	109,371	589,683
Indra Sistemas SAb	2,875	37,577
Industria de Diseno Textil SA	5,967	835,879
International Consolidated Airlines Group SAa	25,905	87,768
Jazztel PLC[a]	6,156	42,274

Security	Shares	Value

Mapfre SA	22,287	$68,703
Mediaset Espana Comunicacion SA	4,999	37,721
Melia Hotels International SA	1,203	9,765
NH Hoteles SAa	3,119	12,278
Obrascon Huarte Lain SA	1,057	32,067
Pescanova SA	368	8,232
Prosegur Compania de Seguridad SA	4,800	29,971
Red Electrica Corporacion SA	2,946	163,995
Repsol SA	22,411	500,268
Tecnicas Reunidas SA	831	42,260
Telefonica SA	112,078	1,624,797
Tubacex SAa	3,128	10,657
Tubos Reunidos SA	3,144	7,959
Viscofan SA	1,214	63,476
Zardoya Otis SA	4,167	63,973
Zeltia SAa	6,888	12,669

		10,181,233
SWEDEN — 3.26%
AarhusKarlshamn AB	672	28,620
Active Biotech ABa	984	7,438
AF AB Class B	746	18,055
Alfa Laval AB	9,191	196,152
Alliance Oil Co. Ltd. SDR[a]	2,671	23,381
Assa Abloy AB Class B	9,182	343,436
Atlas Copco AB Class A	19,121	544,803
Atlas Copco AB Class B	9,883	251,925
Avanza Bank Holding AB	680	16,564
Axfood AB	587	24,280
Axis Communications AB	1,142	28,357
Betsson AB	879	29,424
Bilia AB	478	8,244
Billerud AB	3,633	38,682
BioGaia AB Class B	468	12,430
Boliden AB	7,578	140,053
Castellum AB	4,312	63,564
CDON Group ABa	1,196	6,710
Clas Ohlson AB Class B	900	13,437
East Capital Explorer AB	1,604	13,423
Electrolux AB Class B	6,554	173,040
Elekta AB Class B	10,083	149,904
Fabege AB	3,740	40,850
Fastighets AB Balder Class Ba,b	1,447	9,847
Getinge AB Class B	5,489	169,248

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

Hakon Invest AB	1,361	$27,913
Hennes & Mauritz AB Class B	26,003	957,065
Hexagon AB Class B	6,552	175,870
Hexpol AB	749	41,434
HiQ International AB	2,261	13,716
Hoganas AB Class B	695	28,726
Holmen AB Class B	1,482	45,673
Hufvudstaden AB Class A	3,201	41,376
Husqvarna AB Class B	11,103	71,768
Industrial & Financial Systems Class B	447	7,604
Industrivarden AB Class C	3,276	57,457
Indutrade AB	474	15,494
Intrum Justitia AB	2,025	32,779
Investment AB Kinnevik Class B	5,623	129,549
Investor AB Class B	12,498	354,723
JM AB	2,321	47,692
Klovern AB	1,709	7,359
Kungsleden AB	3,583	22,129
Lindab International AB	2,085	14,912
Loomis AB Class B	2,095	34,735
Lundbergforetagen AB	1,130	44,219
Lundin Petroleum ABa	6,049	155,239
Meda AB Class A	6,314	73,727
Medivir ABa	749	9,064
Mekonomen AB	700	24,862
Millicom International Cellular SA SDR	1,735	159,782
Modern Times Group MTG AB Class B	1,327	48,570
NCC AB Class B	2,347	54,663
Net Entertainment NE AB	800	10,624
Nibe Industrier AB Class B	2,168	34,071
Nobia ABa	3,543	21,493
Nordea Bank AB	72,135	795,252
Nordnet AB	2,383	7,677
Oriflame Cosmetics SA SDR	1,289	42,216
Peab AB	4,851	25,250
Ratos AB Class B	5,422	52,234
Rezidor Hotel Group ABa	1,760	7,689
Saab AB	1,865	40,301
Sandvik AB	27,608	442,988
Scania AB Class B	8,772	179,904
Securitas AB Class B	8,750	81,751
Skandinaviska Enskilda Banken AB Class A	38,703	387,754
Skanska AB Class B	10,351	175,849

Security	Shares	Value

SKF AB Class B	10,783	$267,410
SSAB AB Class A	6,278	51,847
Svenska Cellulosa AB Class B	15,901	385,336
Svenska Handelsbanken AB Class A	13,544	553,416
Swedbank AB Class A	21,930	516,965
Swedish Match AB	5,596	209,836
Swedish Orphan Biovitrum ABa	4,057	24,292
Tele2 AB Class B	8,589	154,014
Telefonaktiebolaget LM Ericsson Class B	83,600	972,231
TeliaSonera AB	59,408	428,444
Trelleborg AB Class B	6,729	86,345
Unibet Group PLC SDR	662	22,784
Volvo AB Class B	38,292	566,277
Wallenstam AB Class B	2,217	27,612
Wihlborgs Fastigheter AB	1,793	28,671

		11,650,500
SWITZERLAND — 8.37%
ABB Ltd. Registered	59,976	1,285,812
Acino Holding AG Registered	140	14,530
Actelion Ltd. Registered	2,978	147,510
Adecco SA Registered	3,641	209,143
AFG Arbonia-Forster Holding AG Registered[a]	525	14,213
Allreal Holding AG Registered	379	57,443
AMS AG	238	29,302
Aryzta AG	2,342	131,569
Ascom Holding AG Registered	1,196	13,398
Baloise Holding AG Registered	1,278	115,659
Banque Cantonale Vaudoise Registered	79	42,190
Barry Callebaut AG Registered	44	44,290
Basilea Pharmaceutica AG Registered[a]	306	16,972
BKW AG	306	10,586
Bobst Group AG Registered[a]	247	7,704
Bossard Holding AG Bearer	112	18,390
Bucher Industries AG Registered	203	42,584
Burckhardt Compression Holding AG	78	27,542
Clariant AG Registered	6,912	94,665
Compagnie Financiere Richemont SA Class A Bearer	14,266	1,172,773
Credit Suisse Group AG Registered	34,292	1,013,130
Dufry AG Registered[a]	612	83,549
EFG International AGa	1,615	18,979
EMS-Chemie Holding AG Registered	217	55,174
Flughafen Zurich AG Registered	104	46,289

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

Forbo Holding AG Registered	44	$29,551
Galenica Holding AG Registered	135	80,437
GAM Holding AG	4,922	81,087
Gategroup Holding AG	796	19,933
Geberit AG Registered	987	230,679
Georg Fischer AG Registered	118	50,414
Givaudan SA Registered	221	245,636
Helvetia Holding AG Registered	159	64,875
Holcim Ltd. Registered	6,227	484,550
Huber & Suhner AG Registered	399	20,290
Implenia AG Registered[a]	462	22,808
Inficon Holding AG Registered	60	16,474
Intershop Holdings AG Bearer	35	12,551
Julius Baer Group Ltd.	5,868	240,069
Kaba Holding AG Class B Registered	83	35,005
Komax Holding AG Registered	229	20,989
Kudelski SA Bearer	1,430	16,491
Kuehne & Nagel International AG Registered	1,451	170,359
Kuoni Reisen Holding AG Class B Registered	91	27,610
LEM Holding SA Registered	25	15,623
Lindt & Spruengli AG Participation Certificates	22	78,770
Lindt & Spruengli AG Registered	3	121,911
Logitech International SA Registered[b]	5,153	34,636
Lonza Group AG Registered	1,474	86,773
Meyer Burger Technology AGa	1,687	15,712
Micronas Semiconductor Holding AG Registered	913	8,453
Mobilezone Holding AG Bearer	3,225	34,180
Mobimo Holding AG Registered	173	40,471
Nestle SA Registered	88,115	6,184,018
Nobel Biocare Holding AG Registered	3,267	34,231
Novartis AG Registered	62,859	4,280,349
OC Oerlikon Corp. AG Registered	4,488	55,207
Orascom Development Holding AGa	368	4,688
Panalpina Welttransport Holding AG Registered	398	40,106
Pargesa Holding SA Bearer	752	55,791
Partners Group Holding AG	529	124,160
PSP Swiss Property AG Registered	918	87,969
Rieter Holding AG Registered	97	18,963
Roche Holding AG Genusschein	19,202	4,247,428

Security	Shares	Value

Schindler Holding AG Participation Certificates	1,209	$179,259
Schindler Holding AG Registered	662	95,683
Schmolz + Bickenbach AG Registered	3,391	9,572
Schweiter Technologies AG Bearer	35	21,258
Schweizerische National-Versicherungs-Gesellschaft AG Registered	455	22,363
SGS SA Registered	149	354,785
Siegfried Holding AG Registered[a]	166	20,966
Sika AG Bearer	58	146,258
Sonova Holding AG Registered	1,339	154,856
St Galler Kantonalbank AG Registered	65	27,646
Straumann Holding AG Registered	232	31,239
Sulzer AG Registered	651	102,387
Swatch Group AG (The) Bearer	818	448,665
Swatch Group AG (The) Registered	1,322	124,359
Swiss Life Holding AG Registered	832	125,006
Swiss Prime Site AG Registered	1,393	117,728
Swiss Re AG	9,543	710,091
Swisscom AG Registered	622	275,647
Swisslog Holding AG Registered	18,016	22,359
Swissquote Group Holding SA Registered	282	9,834
Syngenta AG Registered	2,530	1,091,748
Tecan AG Registered	295	27,929
Temenos Group AG Registered[a]	2,030	41,470
Transocean Ltd.	9,822	557,173
U-Blox AG	223	10,544
UBS AG Registered	99,599	1,726,164
Valiant Holding Registered	417	41,402
Valora Holding AG Registered	87	19,043
Verwaltungs- und Privat-Bank AG Bearer	205	15,535
Vetropack Holding AG Bearer	8	16,255
Vontobel Holding AG Registered	747	24,039
Zehnder Group AG Bearer	397	18,793
Zurich Insurance Group AGa	4,003	1,151,000

		29,893,699
UNITED KINGDOM — 22.12%
3i Group PLC	26,617	111,070
888 Holdings PLC	3,873	7,031
Abcam PLC	4,914	30,346
Aberdeen Asset Management PLC	22,858	145,831
Admiral Group PLC	5,455	105,773
Advanced Medical Solutions Group PLC	7,386	7,553

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

Aegis Group PLC	22,410	$83,460
Afren PLC[a]	29,760	67,660
African Barrick Gold PLC	2,709	15,282
African Minerals Ltd.[a]	7,379	35,858
Aggreko PLC	7,319	185,314
Alent PLC[a]	8,616	45,721
AMEC PLC	8,440	144,651
Amerisur Resources PLC[a]	23,216	16,564
Amlin PLC	13,369	81,307
Andor Technology Ltd.	980	6,044
Anglo American PLC	38,017	1,137,070
Anglo Pacific Group PLC	3,636	16,055
Antofagasta PLC	10,763	194,873
ARM Holdings PLC	37,588	514,295
Ashmore Group PLC	9,602	54,363
Ashtead Group PLC	13,774	99,144
ASOS PLC[a]	2,000	82,158
Associated British Foods PLC	9,423	261,295
AstraZeneca PLC	33,933	1,642,485
Avanti Communications Group PLC[a]	2,391	10,387
AVEVA Group PLC	1,879	64,377
Aviva PLC	79,011	459,358
Avocet Mining PLC	4,947	4,118
AZ Electronic Materials SA	9,703	57,381
Babcock International Group PLC	9,617	158,267
BAE Systems PLC	87,431	470,745
Balfour Beatty PLC	18,956	79,733
Bank of Georgia Holdings PLC	1,563	31,050
Barclays PLC	317,785	1,516,534
Barratt Developments PLC[a]	26,627	91,862
BBA Aviation PLC	14,176	49,895
Beazley PLC	16,213	47,168
Bellway PLC	3,421	60,204
Berendsen PLC	5,261	50,880
Berkeley Group Holdings PLC (The)[a]	3,373	97,863
Betfair Group PLC	2,134	22,516
BG Group PLC	92,976	1,650,978
BHP Billiton PLC	57,631	1,970,873
Big Yellow Group PLC	3,692	21,658
Blinkx PLC[a,b]	8,730	8,097
Bodycote PLC	5,799	42,476
Booker Group PLC	44,744	74,628
Bovis Homes Group PLC	4,105	38,952

Security	Shares	Value

Bowleven PLC[a]	11,530	$12,705
BP PLC	520,528	3,851,951
Brewin Dolphin Holdings PLC	7,852	26,018
British American Tobacco PLC	52,977	2,757,469
British Land Co. PLC	22,059	196,551
British Sky Broadcasting Group PLC	29,321	380,031
Britvic PLC	6,997	49,787
BT Group PLC	214,108	843,891
BTG PLC[a]	9,503	50,021
Bunzl PLC	8,825	158,525
Burberry Group PLC	12,029	258,799
bwin.party digital entertainment PLC	16,806	29,629
Cable & Wireless Communications PLC	74,181	48,091
Cairn Energy PLC	16,359	74,437
Cape PLC	3,976	14,010
Capita PLC	17,596	219,554
Capital & Counties Properties PLC	18,180	69,753
Capital Shopping Centres Group PLC	14,963	84,502
Carillion PLC	12,012	58,162
Carnival PLC	4,924	199,931
Carpetright PLC[a]	1,062	11,449
Catlin Group Ltd.	9,210	76,295
Centamin PLC[a]	26,577	23,828
Centrica PLC	140,766	781,567
Chemring Group PLC	5,345	24,033
Chesnara PLC	5,426	18,582
Chime Communications PLC	2,634	9,929
Cineworld Group PLC	5,783	24,572
Clarkson PLC	447	9,780
Close Brothers Group PLC	4,268	66,889
Cobham PLC	29,219	98,071
COLT Group SAa	10,095	16,933
Compass Group PLC	49,962	605,181
Computacenter PLC	2,766	19,813
Croda International PLC	3,617	139,006
CSR PLC	4,575	26,185
Daily Mail & General Trust PLC Class A NVS	8,147	77,500
Dairy Crest Group PLC	4,625	30,533
Darty PLC	17,739	16,945
De La Rue PLC	3,027	43,288
Debenhams PLC	35,259	56,628
Derwent London PLC	2,443	83,585
Devro PLC	4,775	25,815

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

Diageo PLC	68,200	$2,029,556
Dialight PLC	1,013	17,875
Dignity PLC	1,516	28,073
Diploma PLC	3,134	27,676
Dixons Retail PLC[a]	103,098	44,951
Domino Printing Sciences PLC	3,654	38,148
Domino’s Pizza Group PLC	3,456	28,191
Drax Group PLC	10,847	101,980
DS Smith PLC	25,418	89,302
Dunelm Group PLC	2,390	28,798
easyJet PLC	4,385	64,725
Electrocomponents PLC	12,865	50,421
Elementis PLC	13,234	44,314
EnQuest PLC[a]	16,581	33,965
Enterprise Inns PLC[a]	14,405	20,669
Essar Energy PLC[a]	9,780	20,266
Eurasian Natural Resources Corp.	6,617	34,599
Euromoney Institutional Investor PLC	1,448	20,432
Evraz PLC	9,599	43,906
Experian PLC	27,343	468,624
F&C Asset Management PLC	11,664	19,510
Falkland Oil & Gas Ltd.[a]	8,032	4,043
Faroe Petroleum PLC[a]	4,234	8,995
Fenner PLC	5,275	31,688
Ferrexpo PLC	6,508	26,270
Fidessa Group PLC	1,015	24,766
Filtrona PLC	6,024	55,012
FirstGroup PLC	13,906	42,772
Fresnillo PLC	4,878	128,227
G4S PLC	38,198	167,936
Galliford Try PLC	2,453	31,968
Gem Diamonds Ltd.[a]	2,803	7,110
Genus PLC	1,867	42,032
GKN PLC	44,091	168,329
GlaxoSmithKline PLC	135,750	3,111,074
Glencore International PLC	104,074	649,208
Go-Ahead Group PLC (The)	1,160	24,001
Grainger PLC	12,213	24,184
Great Portland Estates PLC	9,330	71,964
Greencore Group PLC	13,456	23,787
Greene King PLC	6,056	64,090
Greggs PLC	3,283	24,880
Gulf Keystone Petroleum Ltd.[a,b]	23,186	75,267

Security	Shares	Value

Halfords Group PLC	5,489	$29,641
Halma PLC	10,601	77,381
Hammerson PLC	18,607	143,284
Hansteen Holdings PLC	19,604	26,170
Hargreaves Lansdown PLC	6,409	70,214
Hargreaves Services PLC	831	9,354
Hays PLC	39,902	56,304
Helical Bar PLC	3,614	13,179
Henderson Group PLC	29,835	73,318
Heritage Oil PLC[a]	5,608	17,711
Highland Gold Mining Ltd.	4,794	8,513
Hikma Pharmaceuticals PLC	3,931	50,264
Hill & Smith Holdings PLC	2,896	21,465
Hiscox Ltd.	10,807	81,215
Hochschild Mining PLC	4,314	28,918
Home Retail Group PLC	23,228	44,192
Homeserve PLC	7,408	27,248
Howden Joinery Group PLC	18,712	55,655
HSBC Holdings PLC	499,776	5,678,913
Hunting PLC	3,643	48,921
ICAP PLC	15,096	78,073
IG Group Holdings PLC	10,037	70,973
Imagination Technologies Group PLC[a]	6,059	49,040
IMI PLC	8,693	161,253
Imperial Tobacco Group PLC	26,932	1,001,299
Inchcape PLC	12,102	90,813
Informa PLC	16,634	126,324
Inmarsat PLC	12,216	124,923
Innovation Group PLC[a]	48,554	18,860
InterContinental Hotels Group PLC	7,250	213,338
Intermediate Capital Group PLC	11,492	64,426
International Personal Finance PLC	7,442	47,597
Interserve PLC	3,768	26,548
Intertek Group PLC	4,314	212,644
Invensys PLC	22,244	121,318
Investec PLC	14,860	108,823
IQE PLC[a]	23,690	12,676
ITE Group PLC	7,274	29,523
ITV PLC	101,059	183,937
J Sainsbury PLC	32,166	168,649
Jardine Lloyd Thompson Group PLC	3,663	45,589
JD Wetherspoon PLC	2,922	23,743
John Menzies PLC	1,586	17,451

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

John Wood Group PLC	9,116	$116,491
Johnson Matthey PLC	5,491	197,184
Jupiter Fund Management PLC	8,681	44,786
Kazakhmys PLC	5,785	66,954
Kcom Group PLC	16,997	19,376
Keller Group PLC	2,057	23,970
Kentz Corp. Ltd.	2,663	17,716
Kier Group PLC	1,162	24,779
Kingfisher PLC	64,044	273,849
Kofax PLC[a]	1,988	9,613
Ladbrokes PLC	24,379	81,942
Laird PLC	7,419	26,277
Lancashire Holdings Ltd.	4,528	58,795
Land Securities Group PLC	20,650	262,898
Legal & General Group PLC	159,104	384,431
Lloyds Banking Group PLC[a]	1,153,505	944,770
London Mining PLC[a]	3,642	9,614
London Stock Exchange Group PLC	4,784	91,321
LondonMetric Property PLC	20,340	35,634
Lonmin PLC[a]	12,639	72,139
Lonrho PLC[a]	48,065	6,653
Lookers PLC	10,321	12,968
Majestic Wine PLC	2,633	17,783
Man Group PLC	47,695	66,884
Marks & Spencer Group PLC	43,149	259,755
Marston’s PLC	16,663	35,295
McBride PLC	5,284	11,184
Mears Group PLC	4,215	24,392
Meggitt PLC	21,059	145,238
Melrose Industries PLC	32,676	120,916
Michael Page International PLC	8,296	53,559
Micro Focus International PLC	4,031	39,017
Millennium & Copthorne Hotels PLC	4,585	39,545
Mitchells & Butlers PLC[a]	5,349	28,300
Mitie Group PLC	11,201	50,062
Mondi PLC	9,927	117,569
Moneysupermarket.com Group PLC	8,874	25,887
Monitise PLC[a]	36,316	19,432
Morgan Crucible Co. PLC (The)	7,695	33,916
Morgan Sindall Group PLC	1,784	16,094
Mothercare PLC[a]	2,168	10,655
N Brown Group PLC	4,397	25,710
National Express Group PLC	12,837	42,150

Security	Shares	Value

National Grid PLC	98,556	$1,080,507
New World Resources PLC Class A	2,356	10,832
Next PLC	4,440	285,659
Northgate PLC	4,238	21,384
Ocado Group PLC[a,b]	11,580	19,424
Old Mutual PLC	131,190	389,783
Ophir Energy PLC[a]	6,552	53,134
Pace PLC	7,614	27,246
Pan African Resources PLC[a]	42,710	13,204
Paragon Group of Companies PLC	8,381	37,352
Patagonia Gold PLC[a]	12,709	3,778
Pearson PLC	22,048	417,375
Pendragon PLC[a]	39,237	12,908
Pennon Group PLC	9,838	105,440
Persimmon PLC	8,195	109,464
Petra Diamonds Ltd.[a]	10,589	18,299
Petrofac Ltd.	7,005	181,917
Petropavlovsk PLC	4,509	24,885
Phoenix Group Holdings	2,543	25,804
Playtech Ltd.	4,142	30,398
Premier Farnell PLC	10,285	34,602
Premier Foods PLC[a]	5,637	8,356
Premier Oil PLC[a]	14,298	84,713
Primary Health Properties PLC	3,865	21,692
Provident Financial PLC	3,758	86,035
Prudential PLC	69,426	1,054,484
PZ Cussons PLC	7,829	48,260
QinetiQ Group PLC	18,960	56,513
Quintain Estates and Development PLC[a]	18,277	17,749
Randgold Resources Ltd.	2,361	223,472
Rank Group PLC	2,352	5,608
Rathbone Brothers PLC	1,322	28,191
Reckitt Benckiser Group PLC	17,690	1,178,518
Redrow PLC[a]	8,182	24,141
Reed Elsevier PLC	32,882	358,152
Regus PLC	17,848	33,447
Renishaw PLC	961	28,476
Rentokil Initial PLC	50,921	72,054
Resolution Ltd.	37,193	154,790
Restaurant Group PLC (The)	5,574	33,281
Rexam PLC	20,951	155,620
Rightmove PLC	2,881	76,554
Rio Tinto PLC	36,632	2,067,583

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

Rockhopper Exploration PLC[a]	7,860	$19,471
Rolls-Royce Holdings PLC	50,805	761,991
Rotork PLC	2,354	98,790
Royal Bank of Scotland Group PLC[a]	57,429	312,577
Royal Dutch Shell PLC Class A	101,720	3,614,104
Royal Dutch Shell PLC Class B	71,757	2,609,817
RPC Group PLC	4,845	33,030
RPS Group PLC	6,774	24,820
RSA Insurance Group PLC	92,041	192,185
RusPetro PLC[a]	3,540	2,764
SABMiller PLC	26,020	1,299,482
Sage Group PLC (The)	32,743	167,521
Salamander Energy PLC[a]	7,336	21,296
Savills PLC	3,678	28,865
Schroders PLC	3,020	92,649
SDL PLC	2,373	19,733
SEGRO PLC	19,197	75,542
Senior PLC	12,778	40,842
Serco Group PLC	13,465	118,375
Severn Trent PLC	6,380	164,068
Shaftesbury PLC	6,973	61,081
Shanks Group PLC	16,184	23,542
Shire PLC	15,262	511,285
SIG PLC	15,791	33,047
Sirius Minerals PLC[a]	38,060	17,499
Smith & Nephew PLC	24,125	277,879
Smiths Group PLC	10,515	204,553
SOCO International PLC[a]	5,481	33,282
Spectris PLC	3,231	113,414
Speedy Hire PLC	19,762	12,063
Spirax-Sarco Engineering PLC	2,155	77,148
Spirent Communications PLC	19,390	49,218
Spirit Pub Co. PLC	19,711	20,938
Sportingbet PLC	21,183	18,555
Sports Direct International PLC[a]	4,572	28,611
SSE PLC	25,431	572,135
St James’s Place PLC	5,718	41,983
St. Modwen Properties PLC	5,331	20,031
Stagecoach Group PLC	11,647	56,524
Standard Chartered PLC	65,282	1,736,234
Standard Life PLC	63,419	347,493
SThree PLC	3,400	18,031
Stobart Group Ltd.	10,024	15,344

Security	Shares	Value

SuperGroup PLC[a]	745	$7,187
Synergy Health PLC	1,657	28,819
Synthomer PLC	7,682	24,140
TalkTalk Telecom Group PLC	13,823	51,852
Tate & Lyle PLC	12,244	157,724
Taylor Wimpey PLC	87,771	99,010
Telecity Group PLC	5,473	73,496
Telecom plus PLC	1,595	24,491
Tesco PLC	219,069	1,237,511
Thomas Cook Group PLC[a]	22,659	24,159
Travis Perkins PLC	6,640	127,381
TT electronics PLC	4,583	11,698
TUI Travel PLC	11,857	54,667
Tullett Prebon PLC	6,208	23,622
Tullow Oil PLC	24,680	445,287
UBM PLC	6,968	83,077
Ultra Electronics Holdings PLC	2,005	52,292
Unilever PLC	34,792	1,415,982
UNITE Group PLC	5,454	24,635
United Utilities Group PLC	18,155	210,698
Valiant Petroleum PLC[a]	1,113	7,129
Vectura Group PLC[a]	11,310	16,676
Vedanta Resources PLC	2,955	56,407
Vesuvius PLC	8,196	47,091
Victrex PLC	2,272	55,257
Vodafone Group PLC	1,342,713	3,663,671
W.S. Atkins PLC	2,845	37,415
Weir Group PLC (The)	5,757	181,088
WH Smith PLC	3,513	37,094
Whitbread PLC	4,724	192,484
William Hill PLC	18,744	114,146
Wm Morrison Supermarkets PLC	60,871	242,235
Wolseley PLC	7,387	344,910
Workspace Group PLC	4,485	23,160
WPP PLC	34,328	539,627
Xchanging PLC[a]	8,364	16,145
Xcite Energy Ltd.[a]	8,637	13,830
Xstrata PLC	57,472	1,076,570

		78,981,753

TOTAL COMMON STOCKS
(Cost: $336,426,941)		353,918,426

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 0.02%

AUSTRALIA — 0.02%
Australian Infrastructure Fund	17,391	$56,233

		56,233

TOTAL INVESTMENT COMPANIES
(Cost: $57,130)		56,233

PREFERRED STOCKS — 0.60%

GERMANY — 0.60%
Bayerische Motoren Werke AG	1,365	93,402
Biotest AG	133	9,027
Draegerwerk AG & Co. KGaA	167	20,477
Fuchs Petrolub AG	977	74,797
Henkel AG & Co. KGaA	4,748	419,114
Jungheinrich AG	452	20,861
Porsche Automobil Holding SE	4,199	365,352
ProSiebenSat.1 Media AG	2,453	83,875
RWE AG NVS	963	33,928
Sartorius AG	230	23,602
Sixt AG	318	6,112
Sto AG	55	8,768
Volkswagen AG	3,922	969,715

		2,129,030
ITALY — 0.00%
Unipol Gruppo Finanziario SpA	5,931	13,759

		13,759
UNITED KINGDOM — 0.00%
Rexam PLC Class Ba	23,279	16,608

		16,608

TOTAL PREFERRED STOCKS
(Cost: $1,947,032)		2,159,397

RIGHTS — 0.01%

GERMANY — 0.00%
Sky Deutschland AGa	10,829	14

		14

SPAIN — 0.01%
Banco Santander SAa	245,015	52,881

		52,881

Security	Shares	Value

UNITED KINGDOM — 0.00%
Phoenix Group Holdings[a]	495	$1,099

		1,099

TOTAL RIGHTS
(Cost: $49,711)		53,994

SHORT-TERM INVESTMENTS — 0.46%

MONEY MARKET FUNDS — 0.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	1,351,458	1,351,458
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	94,585	94,585
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[e,f]	179,915	179,915

		1,625,958

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,625,958)		1,625,958

TOTAL INVESTMENTS IN SECURITIES — 100.19%
(Cost: $340,106,772)		357,814,008
Other Assets, Less Liabilities — (0.19)%		(687,559)

NET ASSETS — 100.00%		$357,126,449

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 94.65%

AUSTRALIA — 6.11%
Abacus Property Group	2,302	$5,162
Acrux Ltd.	1,049	3,775
Adelaide Brighton Ltd.	1,910	6,754
AGL Energy Ltd.	3,541	56,879
ALS Ltd.	1,239	14,539
Alumina Ltd.	9,205	10,609
Amcor Ltd.	7,117	62,356
AMP Ltd.	13,627	75,617
Ansell Ltd.	530	9,481
APA Group	5,838	35,135
Aquila Resources Ltd.[a]	919	2,991
ARB Corp. Ltd.	492	6,097
Ardent Leisure Group	3,279	5,301
Aristocrat Leisure Ltd.	1,719	6,652
Arrium Ltd.	6,167	6,143
Asciano Ltd.	3,457	17,416
ASX Ltd.	582	21,247
Atlas Iron Ltd.	3,661	5,652
Aurizon Holdings Ltd.	12,217	50,589
Aurora Oil and Gas Ltd.[a]	1,502	5,922
Ausdrill Ltd.	1,265	3,945
Australand Property Group	951	3,422
Australia and New Zealand Banking Group Ltd.	10,548	292,436
Automotive Holdings Group	1,077	4,044
AWE Ltd.[a]	2,669	3,549
Bank of Queensland Ltd.	985	8,445
Beach Energy Ltd.	4,691	6,972
Beadell Resources Ltd.[a]	3,223	3,328
Bendigo and Adelaide Bank Ltd.	1,342	12,906
BHP Billiton Ltd.	13,225	517,012
Billabong International Ltd.	2,568	2,504
BlueScope Steel Ltd.[a]	2,187	7,733
Boart Longyear Ltd.	2,163	4,625
Boral Ltd.	2,797	14,325
Bradken Ltd.	814	5,298
Brambles Ltd.	9,736	82,358
Buru Energy Ltd.[a]	847	2,067
BWP Trust	2,943	7,183
Cabcharge Australia Ltd.	969	4,973

Security	Shares	Value

Caltex Australia Ltd.	476	$9,642
Cardno Ltd.	664	4,710
carsales.com Ltd.	805	7,448
CFS Retail Property Trust Group	5,868	12,241
Challenger Ltd.	2,099	8,429
Charter Hall Group	1,213	4,302
Charter Hall Retail REIT	1,538	6,128
Coca-Cola Amatil Ltd.	2,001	28,886
Cochlear Ltd.	208	17,515
Commonwealth Bank of Australia	6,162	414,238
Commonwealth Property Office Fund	7,945	9,199
Computershare Ltd.	1,545	16,873
Crown Ltd.	1,273	15,389
CSL Ltd.	2,059	117,991
CSR Ltd.	3,018	6,359
Cudeco Ltd.[a]	609	2,751
David Jones Ltd.	2,156	5,622
Decmil Group Ltd.	1,121	2,911
Dexus Property Group	14,249	15,531
Discovery Metals Ltd.[a]	2,184	2,449
Downer EDI Ltd.[a]	1,740	8,167
Drillsearch Energy Ltd.[a]	1,763	2,446
DUET Group	4,051	9,296
DuluxGroup Ltd.	1,861	7,997
Echo Entertainment Group Ltd.	2,572	9,658
Emeco Holdings Ltd.	5,877	3,770
Envestra Ltd.	4,020	4,088
Evolution Mining Ltd.[a]	1,930	3,120
Fairfax Media Ltd.	11,735	6,610
Federation Centres	3,704	9,002
Fleetwood Corp. Ltd.	494	5,292
FlexiGroup Ltd.	896	3,757
Flight Centre Ltd.	190	6,017
Fortescue Metals Group Ltd.	5,135	25,066
G.U.D Holdings Ltd.	717	6,237
Goodman Fielder Ltd.[a]	8,742	6,064
Goodman Group	8,175	38,371
GPT Group	4,066	16,074
GrainCorp Ltd. Class A	815	10,261
GWA Group Ltd.	2,559	6,726
Harvey Norman Holdings Ltd.	2,146	4,387
iiNET Ltd.	1,018	4,853
Iluka Resources Ltd.	1,487	15,076

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Incitec Pivot Ltd.	5,735	$19,322
Independence Group NL	1,071	4,915
Insurance Australia Group Ltd.	9,404	49,240
Investa Office Fund	2,169	6,855
Invocare Ltd.	600	5,745
IOOF Holdings Ltd.	885	7,597
Iress Ltd.	632	5,524
James Hardie Industries SE	1,531	16,288
JB Hi-Fi Ltd.	485	5,008
Karoon Gas Australia Ltd.[a]	727	4,914
Kingsgate Consolidated Ltd.	595	2,501
Leighton Holdings Ltd.	535	11,540
Lend Lease Group	1,773	19,159
Lynas Corp. Ltd.[a]	6,746	4,503
M2 Telecommunications Group Ltd.	1,016	4,652
Macquarie Atlas Roads Group[a]	2,959	5,309
Macquarie Group Ltd.	1,766	70,918
McMillan Shakespeare Ltd.	299	4,291
Mermaid Marine Australia Ltd.	1,591	6,738
Mesoblast Ltd.[a]	589	3,674
Metcash Ltd.	3,076	12,224
Mineral Deposits Ltd.[a]	560	2,389
Mineral Resources Ltd.	580	6,237
Mirvac Group	10,945	18,152
Monadelphous Group Ltd.	309	8,586
Mount Gibson Iron Ltd.	4,211	3,668
Myer Holdings Ltd.	2,634	6,841
National Australia Bank Ltd.	9,233	263,490
Navitas Ltd.	742	3,831
Newcrest Mining Ltd.	3,790	92,504
Northern Star Resources Ltd.	1,968	2,279
NRW Holdings Ltd.	1,491	2,970
Nufarm Ltd.	684	3,967
Orica Ltd.	1,278	34,165
Origin Energy Ltd.	6,078	79,816
OZ Minerals Ltd.	1,161	8,404
Pacific Brands Ltd.	6,219	4,541
Paladin Energy Ltd.[a]	3,524	4,190
PanAust Ltd.	1,861	5,726
Perpetual Ltd.	192	7,778
Perseus Mining Ltd.[a]	1,898	3,860
Pharmaxis Ltd.[a]	2,336	1,657
Platinum Asset Management Ltd.	933	4,700

Security	Shares	Value

Premier Investments Ltd.	613	$4,763
Primary Health Care Ltd.	1,910	8,965
Qantas Airways Ltd.[a]	4,317	6,889
QBE Insurance Group Ltd.	5,235	65,088
Qube Logistics Holdings Ltd.	2,358	4,366
Ramsay Health Care Ltd.	461	14,204
REA Group Ltd.	231	4,956
Regis Resources Ltd.[a]	1,044	5,652
Resolute Mining Ltd.	2,672	3,693
Rio Tinto Ltd.	1,887	130,612
SAI Global Ltd.	1,294	6,047
Sandfire Resources NLa	456	3,710
Santos Ltd.	4,689	58,495
Seek Ltd.	1,150	10,064
Senex Energy Ltd.[a]	4,108	2,914
Seven West Media Ltd.	2,930	6,418
Shopping Centres Australasia Property Group[a]	14,349	24,396
Sigma Pharmaceuticals Ltd.	6,479	4,494
Silex Systems Ltd.[a]	693	2,255
Silver Lake Resources Ltd.[a]	928	2,468
Sims Metal Management Ltd.	688	6,746
Skilled Group Ltd.	1,556	4,512
SMS Management & Technology Ltd.	871	4,334
Sonic Healthcare Ltd.	1,314	18,736
Southern Cross Media Group Ltd.	3,783	4,676
SP AusNet	5,791	6,946
Spark Infrastructure Group	4,562	8,351
St Barbara Ltd.[a]	2,086	3,122
Stockland Corp. Ltd.	7,663	27,575
Suncorp Group Ltd.	6,094	67,377
Super Retail Group Ltd.	572	6,366
Sydney Airport	926	3,062
Tabcorp Holdings Ltd.	2,499	7,950
Tatts Group Ltd.	4,242	14,424
Telstra Corp. Ltd.	16,700	80,127
Ten Network Holdings Ltd.[a]	17,833	6,231
Toll Holdings Ltd.	2,481	13,638
TPG Telecom Ltd.	1,046	2,979
Transfield Services Ltd.	2,656	4,931
Transpacific Industries Group Ltd.[a]	3,835	3,160
Transurban Group	4,525	28,791
Treasury Wine Estates Ltd.	2,254	11,167

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Troy Resources Ltd.	742	$2,631
UGL Ltd.	651	7,558
Wesfarmers Ltd.	4,139	162,326
Western Areas NL	813	3,714
Westfield Group	8,163	95,191
Westfield Retail Trust	9,424	31,553
Westpac Banking Corp.	11,843	346,374
Whitehaven Coal Ltd.	1,791	6,127
Woodside Petroleum Ltd.	2,711	100,299
Woolworths Ltd.	5,078	165,466
WorleyParsons Ltd.	730	19,211
Wotif.com Holdings Ltd.	736	4,476

		4,807,635
AUSTRIA — 0.27%
AMAG Austria Metall AGb	74	2,424
Andritz AG	267	17,576
Atrium European Real Estate Ltd.	801	4,946
CA Immobilien Anlagen AG	335	4,997
conwert Immobilien Invest SE	320	4,342
Erste Group Bank AGa	1,301	43,770
EVN AG	216	3,469
Flughafen Wien AG	55	3,395
IMMOFINANZ AG	3,398	14,889
Lenzing AG	44	4,483
Mayr-Melnhof Karton AG	42	4,977
Oesterreichische Post AG	142	6,202
OMV AG	571	23,531
Raiffeisen International Bank Holding AG	188	8,435
RHI AG	120	4,395
S IMMO AG	658	4,179
Schoeller-Bleckmann Oilfield Equipment AG	47	4,708
Semperit AG Holding	66	2,867
Strabag SE	109	2,957
Telekom Austria AG	873	6,462
Verbund AG	294	6,263
Vienna Insurance Group AG	168	8,890
Voestalpine AG	430	15,742
Wienerberger AG	574	5,861

		209,760
BELGIUM — 0.82%
Ackermans & Van Haaren NV	88	8,166
Ageas	1,144	37,742

Security	Shares	Value

Anheuser-Busch InBev NV	3,232	$280,337
Barco NV	63	5,001
Befimmo SCA	102	7,129
Bekaert NV	168	5,059
Belgacom SA	477	14,555
Cofinimmo SA	64	7,733
Colruyt SA	256	12,407
Compagnie d’Entreprises CFE SA	92	5,683
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	365	17,299
Elia System Operator SA	115	5,369
EVS Broadcast Equipment SA	121	7,227
Galapagos NVa	168	4,045
GIMV NV	133	7,384
Groupe Bruxelles Lambert SA	268	22,373
KBC Groep NV	1,030	40,594
Kinepolis Group NV	49	5,717
Mobistar SA	129	3,544
Nyrstar NV	685	3,975
SA D’Ieteren NV	84	3,716
SIPEF NV	55	4,778
Solvay SA	306	48,099
Telenet Group Holding NV	191	9,035
Tessenderlo Chemie NV	177	6,163
ThromboGenics NVa	152	7,879
UCB SA	664	38,319
Umicore SA	401	20,875
Warehouses De Pauw SCA	97	6,015

		646,218
BRAZIL — 1.44%
Abril Educacao SA Units	100	2,202
Aliansce Shopping Centers SA	400	5,198
ALL — America Latina Logistica SA	1,700	7,410
Amil Participacoes SA	500	7,847
Anhanguera Educacional Participacoes SA	400	7,792
Arezzo Industria e Comercio SA	200	3,770
Arteris SA	400	4,165
Autometal SA	200	2,208
B2W Companhia Global do Varejo[a]	400	3,069
Banco Bradesco SA	1,700	30,245
Banco do Brasil SA	3,400	41,705
Banco Santander (Brasil) SA Units	2,700	19,885
BM&F Bovespa SA	9,200	64,472

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

BR Malls Participacoes SA	1,400	$18,144
BR Properties SA	600	7,797
Brasil Brokers Participacoes SA	900	2,859
Brasil Insurance Participacoes e Administracao SA	300	3,243
BRF — Brasil Foods SA	3,800	83,557
Brookfield Incorporacoes SA	1,400	2,379
CCR SA	4,500	46,489
Centrais Eletricas Brasileiras SA	1,200	4,295
CETIP SA — Mercados Organizados	700	8,815
Cielo SA	1,500	42,469
Companhia de Bebidas das Americas	600	27,156
Companhia de Saneamento Basico do Estado de Sao Paulo	400	18,037
Companhia de Saneamento de Minas Gerais SA	200	4,872
Companhia Hering SA	500	9,521
Companhia Siderurgica Nacional SA	2,700	14,591
Cosan SA Industria e Comercio	400	9,451
CPFL Energia SA	800	8,164
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,100	9,705
Diagnosticos da America SA	1,000	7,113
Duratex SA	900	6,262
EcoRodovias Infraestrutura e Logistica SA	600	5,315
EDP Energias do Brasil SA	900	5,515
Embraer SA	1,900	15,712
Equatorial Energia SA	400	3,770
Estacio Participacoes SA	200	4,434
Eternit SA	1,000	4,228
Even Construtora e Incorporadora SA	800	3,929
EZ TEC Empreendimentos e Participacoes SA	200	2,604
Fibria Celulose SAa	900	11,040
Fleury SA	300	3,356
Gafisa SAa	1,900	4,747
Grendene SA	400	3,523
Helbor Empreendimentos SA	500	2,916
HRT Participacoes em Petroleo SAa	1,200	2,262
Hypermarcas SAa	1,300	11,241
Iochpe-Maxion SA	300	3,936
JBS SAa	1,500	5,754
JHSF Participacoes SA	500	2,179
Julio Simoes Logistica SA	400	3,030

Security	Shares	Value

Kroton Educacional SAa	300	$7,375
Light SA	200	2,059
LLX Logistica SAa	1,900	2,130
Localiza Rent A Car SA	500	9,200
Lojas Renner SA	400	16,029
LPS Brasil — Consultoria de Imoveis SA	200	3,559
Magazine Luiza SA	400	2,413
Marfrig Alimentos SAa	500	2,576
Mills Estruturas e Servicos de Engenharia SA	300	5,052
MMX Mineracao e Metalicos SAa	1,100	1,875
MMX Mineracao e Metalicos SA New[a]	614	1,034
MPX Energia SAa	600	2,977
MRV Engenharia e Participacoes SA	1,200	6,877
Multiplan Empreendimentos Imobiliarios SA	200	5,786
Multiplus SA	200	4,303
Natura Cosmeticos SA	600	16,198
Odontoprev SA	1,000	5,103
OGX Petroleo e Gas Participacoes SAa	4,700	9,687
Oi SA	900	4,592
PDG Realty SA Empreendimentos e Participacoes	4,300	6,831
Petroleo Brasileiro SA	13,200	120,971
Porto Seguro SA	400	4,806
Qualicorp SAa	700	7,249
Raia Drogasil SA	700	7,830
Restoque Comercio e Confeccoes de Roupas SA	600	2,594
Rossi Residencial SA	1,000	2,111
Rossi Residencial SA New[a]	557	1,179
Santos Brasil Participacoes SA Units	200	3,217
Sao Martinho SA	200	2,866
SLC Agricola SA	300	3,255
Sonae Sierra Brasil SA	200	3,072
Souza Cruz SA	1,300	21,534
Sul America SA Units	500	4,680
Tecnisa SA	600	2,244
Tegma Gestao Logistica SA	200	3,418
TIM Participacoes SA	3,000	13,272
Totvs SA	400	8,721
Tractebel Energia SA	500	8,896
Ultrapar Participacoes SA	1,200	28,999
Vale SA	6,100	123,460

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	200	$4,268
WEG SA	600	7,619

		1,136,295
CANADA — 7.90%
Advantage Oil & Gas Ltd.[a]	784	2,261
Aecon Group Inc.	300	3,568
AG Growth International Inc.	119	3,907
AGF Management Ltd. Class B	378	4,254
Agnico-Eagle Mines Ltd.	800	36,546
Agrium Inc.	695	78,730
Aimia Inc.	604	9,693
Alacer Gold Corp.[a]	822	3,744
Alamos Gold Inc.	438	6,722
Alaris Royalty Corp.	280	7,123
Algonquin Power & Utilities Corp.	562	4,124
Alimentation Couche-Tard Inc. Class B	666	32,445
Allied Properties Real Estate Investment Trust	100	3,453
AltaGas Ltd.	336	11,878
ARC Resources Ltd.	1,022	24,014
Argonaut Gold Inc.[a]	366	3,334
Artis Real Estate Investment Trust	165	2,645
Astral Media Inc. Class A	197	9,246
ATCO Ltd. Class I NVS	141	11,815
Athabasca Oil Corp.[a]	1,115	11,821
Atlantic Power Corp.	469	5,775
ATS Automation Tooling Systems Inc.[a]	385	3,720
AuRico Gold Inc.[a]	1,002	7,032
Aurizon Mines Ltd.[a]	719	3,326
B2Gold Corp.[a]	1,211	4,656
Bank of Montreal	2,634	166,107
Bank of Nova Scotia	4,497	264,053
Bankers Petroleum Ltd.[a]	1,019	3,132
Banro Corp.[a]	776	1,903
Barrick Gold Corp.	4,423	140,636
Baytex Energy Corp.	423	19,421
BCE Inc.	1,329	58,956
Bell Aliant Inc.	234	6,084
Bellatrix Exploration Ltd.[a]	633	3,188
Birchcliff Energy Ltd.[a]	405	2,960
Bird Construction Inc.	278	3,885
Black Diamond Group Ltd.	188	4,118

Security	Shares	Value

BlackPearl Resources Inc.[a]	1,105	$3,429
Boardwalk Real Estate Investment Trust	74	4,864
Bombardier Inc. Class B	4,897	19,169
Bonavista Energy Corp.	581	7,841
Bonterra Energy Corp.	92	4,352
Brookfield Asset Management Inc. Class A	2,430	89,551
Brookfield Office Properties Inc.	889	14,623
CAE Inc.	829	8,939
Calfrac Well Services Ltd.	167	4,287
Calloway Real Estate Investment Trust	141	4,177
Cameco Corp.	2,415	51,982
Canadian Apartment Properties Real Estate Investment Trust	138	3,558
Canadian Energy Services & Technology Corp.	323	3,780
Canadian Imperial Bank of Commerce	1,698	141,436
Canadian National Railway Co.	1,797	172,225
Canadian Natural Resources Ltd.	4,637	139,827
Canadian Oil Sands Ltd.	2,421	50,875
Canadian Pacific Railway Ltd.	789	90,958
Canadian Real Estate Investment Trust	110	4,944
Canadian Tire Corp. Ltd. Class A NVS	278	19,321
Canadian Utilities Ltd. Class A	204	15,573
Canadian Western Bank	281	8,676
Canexus Corp.	506	4,691
Canfor Corp.[a]	337	6,201
Canyon Services Group Inc.	271	2,998
Capital Power Corp.	270	6,271
Capstone Mining Corp.[a]	1,181	2,920
Catamaran Corp.[a]	954	49,426
Celestica Inc.[a]	645	5,030
Celtic Exploration Ltd.[a]	324	8,619
Cenovus Energy Inc.	3,331	110,416
Centerra Gold Inc.	603	5,469
CGI Group Inc. Class Aa	786	21,058
Chartwell Retirement Residences	244	2,650
China Gold International Resources Corp. Ltd.[a]	611	2,135
CI Financial Corp.	532	14,231
Cineplex Inc.	254	8,137
CML HealthCare Inc.	541	3,802
Cogeco Cable Inc.	90	3,848
Colossus Minerals Inc.[a]	557	2,281

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Cominar Real Estate Investment Trust	126	$2,833
Continental Gold Ltd.[a]	352	2,939
Corus Entertainment Inc. Class B	331	8,265
Cott Corp.	508	4,603
Crescent Point Energy Corp.	1,683	65,005
Crew Energy Inc.[a]	420	2,502
Davis & Henderson Corp.	279	6,075
Denison Mines Corp.[a]	1,814	2,488
Detour Gold Corp.[a]	413	8,716
Dollarama Inc.	571	34,688
Dorel Industries Inc. Class B	126	5,018
Dundee Corp. Class Aa	199	6,848
Dundee Precious Metals Inc.[a]	394	3,503
Dundee Real Estate Investment Trust	119	4,455
Eldorado Gold Corp.	2,438	27,215
Empire Co. Ltd. Class A	110	6,627
Enbridge Inc.	3,160	138,726
Enbridge Income Fund Holdings Inc.	209	5,306
Encana Corp.	3,327	64,218
Endeavour Mining Corp.[a]	1,237	2,638
Endeavour Silver Corp.[a]	379	2,595
EnerCare Inc.	435	3,798
Enerflex Ltd.	375	4,592
Enerplus Corp.	707	9,478
Ensign Energy Services Inc.	489	8,342
Extendicare Inc.	485	3,860
Finning International Inc.	615	15,725
First Capital Realty Inc.	210	3,974
First Majestic Silver Corp.[a]	420	7,661
First Quantum Minerals Ltd.	2,454	49,407
FirstService Corp.[a]	162	4,760
Fortis Inc.	674	23,374
Fortuna Silver Mines Inc.[a]	570	2,374
Franco-Nevada Corp.	514	27,433
Freehold Royalties Ltd.	217	5,018
Gabriel Resources Ltd.[a]	1,196	3,077
Genivar Inc.	189	3,966
Genworth MI Canada Inc.	154	3,717
George Weston Ltd.	189	13,597
Gibson Energy Inc.	380	9,557
Gildan Activewear Inc.	414	15,215
Goldcorp Inc.	3,798	133,577
Golden Star Resources Ltd.[a]	1,321	2,116

Security	Shares	Value

Great-West Lifeco Inc.	1,025	$26,578
H&R Real Estate Investment Trust	250	5,919
Harry Winston Diamond Corp.[a]	326	4,804
Home Capital Group Inc.	137	8,316
HudBay Minerals Inc.	610	7,084
Husky Energy Inc.	1,599	49,786
IAMGOLD Corp.	1,346	11,036
IGM Financial Inc.	378	16,462
Imperial Metals Corp.[a]	205	2,754
Imperial Oil Ltd.	1,415	62,048
Industrial Alliance Insurance and Financial Services Inc.	334	11,653
Inmet Mining Corp.	189	13,624
Innergex Renewable Energy Inc.	447	4,578
Intact Financial Corp.	455	29,910
Ithaca Energy Inc.[a]	1,242	2,524
Jean Coutu Group PJC Inc. (The) Class A	282	4,286
Just Energy Group Inc.	534	5,287
Keyera Corp.	284	14,757
Killam Properties Inc.	414	5,388
Kinross Gold Corp.	5,513	45,148
Kirkland Lake Gold Inc.[a]	288	1,744
Laurentian Bank of Canada	141	6,225
Legacy Oil & Gas Inc. Class Aa	516	3,585
Linamar Corp.	191	4,895
Loblaw Companies Ltd.	401	16,083
Lundin Mining Corp.[a]	1,766	9,070
MacDonald Dettwiler & Associates Ltd.	122	7,661
MAG Silver Corp.[a]	225	2,509
Magna International Inc. Class A	1,170	61,062
Major Drilling Group International	347	3,443
Manitoba Telecom Services Inc.	290	9,636
Manulife Financial Corp.	7,666	110,518
Maple Leaf Foods Inc.	394	5,061
Medical Facilities Corp.	397	5,743
MEG Energy Corp.[a]	932	31,808
Methanex Corp.	348	12,497
Metro Inc. Class A	348	21,573
Morguard Real Estate Investment Trust	210	4,037
Morneau Shepell Inc.	429	5,562
Mullen Group Ltd.	320	7,359
National Bank of Canada	922	73,217
Nevsun Resources Ltd.	769	3,249

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

New Gold Inc.[a]	1,622	$15,735
Newalta Corp.	304	4,885
Nexen Inc.	2,223	59,378
Niko Resources Ltd.	215	2,241
Norbord Inc.[a]	140	4,100
North West Co. Inc. (The)	254	5,884
Northern Property Real Estate Investment Trust	115	3,674
Northland Power Inc.	307	6,009
Novagold Resources Inc.[a]	830	3,689
OceanaGold Corp.[a]	1,051	2,862
Onex Corp.	333	14,489
Open Text Corp.[a]	226	13,164
Osisko Mining Corp.[a]	1,376	9,519
Pacific Rubiales Energy Corp.	1,656	38,580
Paladin Labs Inc.[a]	83	3,676
Pan American Silver Corp.	568	9,906
Paramount Resources Ltd. Class Aa	174	5,644
Parex Resources Inc.[a]	567	3,236
Parkland Fuel Corp.	315	6,254
Pason Systems Inc.	288	4,905
Pembina Pipeline Corp.	1,024	29,669
Pengrowth Energy Corp.	1,613	7,348
Penn West Petroleum Ltd.	1,658	16,749
PetroBakken Energy Ltd.	666	5,868
Petrominerales Ltd.	396	3,521
Peyto Exploration & Development Corp.	469	10,809
Poseidon Concepts Corp.	293	370
Potash Corp. of Saskatchewan Inc.	3,523	149,441
Power Corp. of Canada	2,509	65,887
Power Financial Corp.	897	25,675
Precision Drilling Corp.	845	7,732
Premier Gold Mines Ltd.[a]	560	1,929
Pretium Resources Inc.[a]	271	3,020
Primaris Retail Real Estate Investment Trust	133	3,569
Progressive Waste Solutions Ltd.	444	9,850
Quebecor Inc. Class B	186	7,828
Rainy River Resources Ltd.[a]	479	2,120
Reitmans Canada Ltd. Class A	305	3,844
Research In Motion Ltd.[a,c]	1,765	22,830
RioCan Real Estate Investment Trust	429	11,545
Ritchie Bros. Auctioneers Inc.	363	7,908
Rogers Communications Inc. Class B	1,827	84,779

Security	Shares	Value

Romarco Minerals Inc.[a]	2,533	$2,257
RONA Inc.	458	5,553
Royal Bank of Canada	5,517	343,111
Rubicon Minerals Corp.[a]	1,092	2,547
Russel Metals Inc.	234	6,564
Sabina Gold & Silver Corp.[a]	642	1,459
Saputo Inc.	470	23,339
Savanna Energy Services Corp.	451	3,305
Seabridge Gold Inc.[a,c]	180	2,665
Secure Energy Services Inc.[a]	420	4,398
SEMAFO Inc.	1,024	2,860
Shaw Communications Inc. Class B	1,338	31,265
ShawCor Ltd. Class A	216	8,672
Sherritt International Corp.	987	5,810
Shoppers Drug Mart Corp.	1,403	58,151
Silver Standard Resources Inc.[a]	333	4,011
Silver Wheaton Corp.	1,706	59,283
Silvercorp Metals Inc.	657	2,861
SNC-Lavalin Group Inc.	542	24,174
Southern Pacific Resource Corp.[a]	2,050	2,463
Stantec Inc.	193	7,895
Sun Life Financial Inc.	2,568	74,815
Suncor Energy Inc.	6,588	223,590
Superior Plus Corp.	445	4,838
Surge Energy Inc.[a]	390	1,367
Tahoe Resources Inc.[a,c]	313	5,042
Talisman Energy Inc.	4,996	62,322
Tanzanian Royalty Exploration Corp.[a]	521	1,805
Taseko Mines Ltd.[a]	970	3,214
Teck Resources Ltd. Class B	2,612	95,056
TELUS Corp. NVS	795	53,422
Thompson Creek Metals Co. Inc.[a]	1,033	4,188
Thomson Reuters Corp.	1,382	42,269
Tim Hortons Inc.	544	27,237
TMX Group Ltd.	79	4,250
Torex Gold Resources Inc.[a]	1,619	3,242
Toromont Industries Ltd.	305	6,779
Toronto-Dominion Bank (The)	3,554	296,354
Total Energy Services Inc.	275	4,185
Tourmaline Oil Corp.[a]	452	15,318
TransAlta Corp.	894	14,356
TransCanada Corp.	2,920	138,012
Transcontinental Inc. Class A	379	4,405

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

TransForce Inc.	294	$6,520
TransGlobe Energy Corp.[a]	308	2,630
Trican Well Service Ltd.	564	7,707
Trilogy Energy Corp.	194	5,504
Trinidad Drilling Ltd.	520	3,748
Turquoise Hill Resources Ltd.[a]	1,432	11,010
Twin Butte Energy Ltd.	913	2,431
Uranium One Inc.[a]	1,708	4,651
Valeant Pharmaceuticals International Inc.[a]	1,236	81,843
Valener Inc.	421	6,782
Veresen Inc.	716	9,204
Vermilion Energy Inc.	330	16,902
Wajax Corp.	104	4,640
West Fraser Timber Co. Ltd.	128	10,261
Westport Innovations Inc.[a,c]	179	4,892
Whitecap Resources Inc.	459	4,398
Wi-Lan Inc.	702	3,191
Yamana Gold Inc.	3,365	54,913

		6,223,262
CHILE — 0.01%
Banco de Chile SP ADR	23	2,287
Banco Santander (Chile) SA SP ADR	90	2,718
Empresa Nacional de Electricidad SA SP ADR	74	3,819
LATAM Airlines Group SA	10	247
Sociedad Quimica y Minera de Chile SA Series B SP ADR	33	1,876

		10,947
CHINA — 4.34%
Agricultural Bank of China Ltd. Class H	107,000	58,222
Air China Ltd. Class H	12,000	10,274
Ajisen (China) Holdings Ltd.	4,000	3,058
Aluminum Corp. of China Ltd. Class Ha	16,000	7,716
Angang Steel Co. Ltd. Class Ha	6,000	4,441
Anhui Conch Cement Co. Ltd. Class H	4,500	17,668
Anta Sports Products Ltd.	4,000	3,734
Anxin-China Holdings Ltd.	16,000	3,755
Asian Citrus Holdings Ltd.	5,000	2,269
AviChina Industry & Technology Co. Ltd. Class H	8,000	3,879
Bank of China Ltd. Class H	322,000	158,602
Bank of Communications Co. Ltd. Class H	27,000	22,908

Security	Shares	Value

BBMG Corp. Class H	4,500	$4,201
Beijing Capital International Airport Co. Ltd. Class H	8,000	6,664
Beijing Enterprises Holdings Ltd.	2,000	14,403
Beijing Enterprises Water Group Ltd.	16,000	4,002
Belle International Holdings Ltd.	17,000	37,790
Biostime International Holdings Ltd.	1,000	4,145
Bosideng International Holdings Ltd.[c]	12,000	3,404
Brilliance China Automotive Holdings Ltd.[a]	10,000	13,436
BYD Co. Ltd. Class Ha	2,000	6,692
China Agri-Industries Holdings Ltd.	9,100	5,550
China BlueChemical Ltd. Class H	8,000	5,746
China CITIC Bank Corp. Ltd. Class H	28,000	19,099
China Coal Energy Co. Class H	16,000	17,845
China Communications Construction Co. Ltd. Class H	16,000	16,236
China Communications Services Corp. Ltd. Class H	10,000	6,086
China Construction Bank Corp. Class H	309,000	266,548
China COSCO Holdings Co. Ltd. Class Ha	10,500	5,456
China Everbright International Ltd.	10,000	5,506
China Everbright Ltd.	4,000	7,540
China Gas Holdings Ltd.	12,000	10,429
China High Speed Transmission Equipment Group Co. Ltd.[a]	11,000	4,397
China Life Insurance Co. Ltd. Class H	30,000	100,574
China Longyuan Power Group Corp. Ltd. Class H	9,000	7,543
China Lumena New Materials Corp.	16,000	3,858
China Medical System Holdings Ltd.	6,000	5,152
China Mengniu Dairy Co. Ltd.	5,000	14,603
China Merchants Bank Co. Ltd. Class H	21,500	51,508
China Merchants Holdings (International) Co. Ltd.	4,000	14,183
China Metal Recycling Holdings Ltd.[c]	3,000	3,648
China Minsheng Banking Corp. Ltd. Class H	19,000	27,292
China Mobile Ltd.	27,500	302,285
China Modern Dairy Holdings Ltd.[a]	11,000	3,361
China National Building Material Co. Ltd. Class H	10,000	15,963
China Oil and Gas Group Ltd.[a]	40,000	6,344
China Oilfield Services Ltd. Class H	6,000	12,997
China Overseas Grand Oceans Group Ltd.	3,000	4,170

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

China Overseas Land & Investment Ltd.	18,000	$55,818
China Pacific Insurance (Group) Co. Ltd. Class H	11,000	42,976
China Petroleum & Chemical Corp. Class H	68,000	82,507
China Power International Development Ltd.	12,000	4,348
China Precious Metal Resources Holdings Co. Ltd.[a]	20,000	3,585
China Railway Construction Corp. Ltd. Class H	7,500	8,104
China Railway Group Ltd. Class H	15,000	8,549
China Resources Cement Holdings Ltd.	8,000	5,127
China Resources Enterprise Ltd.	4,000	14,338
China Resources Gas Group Ltd.	8,000	17,742
China Resources Land Ltd.	8,000	24,344
China Resources Power Holdings Co. Ltd.	8,000	22,126
China Rongsheng Heavy Industries Group Holdings Ltd.	19,000	3,650
China Shanshui Cement Group Ltd.	8,000	5,880
China Shenhua Energy Co. Ltd. Class H	15,000	64,503
China Shineway Pharmaceutical Group Ltd.	2,000	3,657
China Shipping Container Lines Co. Ltd. Class Ha	16,000	4,910
China Shipping Development Co. Ltd. Class H	6,000	3,303
China Southern Airlines Co. Ltd. Class H	8,000	4,807
China State Construction International Holdings Ltd.	6,000	7,876
China Taiping Insurance Holdings Co. Ltd.[a]	3,600	7,603
China Telecom Corp. Ltd. Class H	78,000	42,442
China Travel International Investment Hong Kong Ltd.	22,000	4,822
China Unicom (Hong Kong) Ltd.	18,000	28,919
China Vanke Co. Ltd. Class B	4,500	9,812
China Yurun Food Group Ltd.[a]	6,000	4,418
China ZhengTong Auto Services Holdings Ltd.[a]	4,500	4,004
Chongqing Rural Commercial Bank Co. Ltd. Class H	9,000	5,350
CITIC Pacific Ltd.	5,000	8,046
CITIC Resources Holdings Ltd.[a]	20,000	3,172
CITIC Securities Co. Ltd. Class H	7,000	18,684
CNOOC Ltd.	71,000	146,660
COSCO Pacific Ltd.	6,000	9,732

Security	Shares	Value

Country Garden Holdings Co. Ltd.[a]	16,000	$8,520
CSR Corp Ltd. Class H	7,000	5,768
Dah Chong Hong Holdings Ltd.	4,000	4,621
Daphne International Holdings Ltd.	4,000	5,152
Datang International Power Generation Co. Ltd. Class H	12,000	5,276
Digital China Holdings Ltd.	3,000	4,851
Dongfang Electric Corp. Ltd. Class H	1,400	2,711
Dongfeng Motor Group Co. Ltd. Class H	10,000	16,324
Dongyue Group Ltd.	6,000	4,007
ENN Energy Holdings Ltd.	6,000	28,741
Evergrande Real Estate Group Ltd.	19,000	10,044
Far East Horizon Ltd.	6,000	4,564
Fosun International Ltd.	8,000	5,570
Franshion Properties (China) Ltd.	14,000	5,145
GCL-Poly Energy Holdings Ltd.	34,000	9,294
Geely Automobile Holdings Ltd.	15,000	7,833
Glorious Property Holdings Ltd.[a]	14,000	3,051
Golden Eagle Retail Group Ltd.	3,000	6,460
GOME Electrical Appliances Holdings Ltd.[a]	42,000	5,036
Great Wall Motor Co. Ltd. Class H	3,500	14,238
Greentown China Holdings Ltd.	2,500	5,145
Guangdong Investment Ltd.	10,000	8,304
Guangzhou Automobile Group Co. Ltd. Class H	8,000	6,695
Guangzhou R&F Properties Co. Ltd. Class H	3,600	6,536
Haier Electronics Group Co. Ltd.[a]	3,000	4,998
Haitian International Holdings Ltd.	3,000	3,787
Harbin Electric Co. Ltd. Class H	4,000	3,621
Hengan International Group Co. Ltd.	4,000	40,126
Hengdeli Holdings Ltd.	12,000	4,209
Hopson Development Holdings Ltd.[a]	4,000	8,232
Huabao International Holdings Ltd.	8,000	4,353
Huaneng Power International Inc. Class H	12,000	12,378
Hunan Nonferrous Metal Corp. Ltd. Class Ha	10,000	3,236
Industrial and Commercial Bank of China Ltd. Class H	285,000	214,609
Inner Mongolia Yitai Coal Co. Ltd. Class B	2,200	12,822
Intime Department Store Group Co. Ltd.	4,500	5,918
Jiangsu Expressway Co. Ltd. Class H	4,000	4,126
Jiangxi Copper Co. Ltd. Class H	5,000	13,571
Ju Teng International Holdings Ltd.	6,000	2,878

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Kingboard Chemical Holdings Co. Ltd.	2,500	$8,252
Kingboard Laminates Holdings Ltd.	7,000	3,520
Kingdee International Software Group Co. Ltd.[a]	12,000	2,476
Kingsoft Corp. Ltd.	5,000	4,352
Kunlun Energy Co. Ltd.	12,000	24,942
KWG Property Holding Ltd.	5,500	4,170
Lee & Man Paper Manufacturing Ltd.	9,000	6,069
Lenovo Group Ltd.	24,000	24,973
Longfor Properties Co. Ltd.	5,000	9,374
Lonking Holdings Ltd.[c]	14,000	3,646
Minth Group Ltd.	4,000	5,416
MMG Ltd.[a]	8,000	3,239
Nine Dragons Paper (Holdings) Ltd.	7,000	6,138
North Mining Shares Co. Ltd.[a]	40,000	2,424
Parkson Retail Group Ltd.[c]	6,000	4,626
PetroChina Co. Ltd. Class H	86,000	122,643
Phoenix Satellite Television Holdings Ltd.	8,000	3,218
PICC Property and Casualty Co. Ltd. Class H	10,000	15,215
Ping An Insurance (Group) Co. of China Ltd. Class H	8,000	71,743
Poly Property Group Co. Ltd.[a]	8,000	6,138
Renhe Commercial Holdings Co. Ltd.[a]	66,000	5,787
REXLot Holdings Ltd.	50,000	4,255
Sany Heavy Equipment International Holdings Co. Ltd.	5,000	2,373
Semiconductor Manufacturing International Corp.[a]	107,000	6,691
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	8,000	7,716
Shanghai Electric Group Co. Ltd. Class H	10,000	4,139
Shanghai Industrial Holdings Ltd.	2,000	7,105
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	2,500	5,003
Shenzhen International Holdings Ltd.	65,000	8,633
Shenzhen Investment Ltd.	18,000	8,286
Shenzhou International Group Holdings Ltd.	2,000	4,858
Shimao Property Holdings Ltd.	5,000	11,050
Shougang Fushan Resources Group Ltd.	14,000	6,011
Shui On Land Ltd.	12,000	5,818
Sihuan Pharmaceutical Holdings Group Ltd.	9,000	3,992
Sino Biopharmaceutical Ltd.	12,000	5,957

Security	Shares	Value

Sino-Ocean Land Holdings Ltd.	11,000	$8,780
Sinofert Holdings Ltd.	14,000	3,484
Sinopec Kantons Holdings Ltd.	4,000	3,394
Sinopec Shanghai Petrochemical Co. Ltd. Class H	10,000	3,713
Sinopharm Group Co. Ltd. Class H	3,200	9,799
Skyworth Digital Holdings Ltd.	8,000	4,869
SOHO China Ltd.	8,500	7,650
Sun Art Retail Group Ltd.[c]	14,500	21,090
Sunac China Holdings Ltd.	4,000	3,254
Tencent Holdings Ltd.	4,200	146,977
Tianneng Power International Ltd.	4,000	2,816
Tingyi (Cayman Islands) Holding Corp.	8,000	22,487
Tong Ren Tang Technologies Co. Ltd. Class H	2,000	5,137
Towngas China Co. Ltd.	4,000	3,301
Travelsky Technology Ltd. Class H	6,000	3,706
Tsingtao Brewery Co. Ltd. Class H	2,000	11,553
Uni-President China Holdings Ltd.	4,000	4,688
Vinda International Holdings Ltd.	3,000	4,154
Want Want China Holdings Ltd.	36,000	47,811
Weichai Power Co. Ltd. Class H	2,000	8,252
West China Cement Ltd.	16,000	3,095
Wumart Stores Inc. Class H	2,000	3,982
Yanzhou Coal Mining Co. Ltd. Class H	8,000	13,678
Yingde Gases Group Co. Ltd.	4,500	5,048
Yuexiu Property Co. Ltd.	22,000	7,858
Yuexiu Real Estate Investment Trust	91,000	46,934
Zhaojin Mining Industry Co. Ltd. Class H	3,500	5,271
Zhejiang Expressway Co. Ltd. Class H	6,000	5,330
Zhongsheng Group Holdings Ltd.	2,500	3,739
Zhuzhou CSR Times Electric Co. Ltd. Class H	2,000	6,408
Zijin Mining Group Co. Ltd. Class H	22,000	8,482
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	5,000	6,795
ZTE Corp. Class H	3,000	5,802

		3,419,331
COLOMBIA — 0.22%
Almacenes Exito SA	693	12,958
Bancolombia SA	808	13,870
Cementos Argos SA	1,548	9,538
Corporacion Financiera Colombiana SA	351	6,919
Ecopetrol SA	26,263	83,570
Grupo Argos SA	1,203	15,841

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Grupo de Inversiones Suramericana SA	865	$18,366
Interconexion Electrica SA ESP	1,559	8,771
Isagen SA ESP	3,903	5,386

		175,219
CZECH REPUBLIC — 0.08%
CEZ AS	1,435	46,387
Komercni Banka AS	51	10,283
Telefonica O2 Czech Republic AS	342	5,903
Unipetrol ASa	278	2,502

		65,075
DENMARK — 0.92%
A.P. Moeller-Maersk A/S Class A	2	15,122
A.P. Moeller-Maersk A/S Class B	5	39,915
ALK-Abello A/S	74	5,601
Bang & Olufsen A/S Class Ba	278	3,262
Carlsberg A/S Class B	600	64,185
Christian Hansen Holding A/S	323	11,429
Coloplast A/S Class B	415	21,895
D/S Norden A/S	198	6,091
Danske Bank A/Sa	3,660	70,182
DSV A/S	709	18,187
FLSmidth & Co. A/S	200	12,411
Genmab A/Sa	231	4,119
GN Store Nord A/S	707	11,518
Jyske Bank A/S Registered[a]	275	8,955
NKT Holding A/S	137	4,848
Novo Nordisk A/S Class B	1,715	315,440
Novozymes A/S Class B	878	28,816
Pandora A/S	229	5,666
Rockwool International A/S Class B	40	4,781
Royal Unibrew A/S	66	6,124
SimCorp A/S	25	5,981
Solar Holdings A/S Class B	64	2,975
Sydbank A/Sa	368	7,257
TDC A/S	1,755	13,426
Topdanmark A/Sa	40	8,776
TrygVesta A/S	93	7,318
United International Enterprises Ltd.	27	4,912
Vestas Wind Systems A/Sa,c	810	4,890
William Demant Holding A/Sa	105	9,206

		723,288

Security	Shares	Value

EGYPT — 0.07%
Commercial International Bank (Egypt) SAE	2,534	$13,366
EFG-Hermes Holding Co. SAE[a]	1,948	3,136
Egyptian Kuwaiti Holding Co. SAE	4,863	6,127
National Societe Generale Bank SAE	606	3,293
Orascom Construction Industries SAE[a]	413	15,921
Orascom Telecom Holding SAE[a]	11,819	7,779
Talaat Moustafa Group Holding Company SAE[a]	5,270	3,320
Telecom Egypt Co. SAE	2,541	5,487

		58,429
FINLAND — 0.59%
Amer Sports OYJ Class A	389	6,199
Cargotec Corp. OYJ Class B	131	3,692
Citycon OYJ	803	2,681
Elisa OYJ	439	10,440
Fortum OYJ	2,507	46,995
Huhtamaki OYJ	274	4,976
Kemira OYJ	320	5,073
Kesko OYJ Class B	218	7,149
Kone OYJ Class B	678	55,909
Konecranes OYJ	163	5,476
Metsa Board OYJ Class Ba	664	2,208
Metso OYJ	443	19,826
Neste Oil OYJ	458	7,305
Nokia OYJ[c]	15,957	62,424
Nokian Renkaat OYJ	382	16,432
Orion OYJ Class B	301	8,409
Outokumpu OYJ[a]	3,828	3,960
Outotec OYJ	148	9,308
Pohjola Bank PLC Class A	442	7,566
Ramirent OYJ	255	2,475
Rautaruukki OYJ	419	3,014
Sampo OYJ Class A	1,656	59,456
Sanoma OYJ	348	3,519
Sponda OYJ	813	3,940
Stockmann OYJ Abp Class B	126	2,473
Stora Enso OYJ Class R	1,910	13,624
Tieto OYJ	214	4,767
Tikkurila OYJ	155	3,314
UPM-Kymmene OYJ	1,859	22,698
Uponor OYJ	239	3,342

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Wartsila OYJ Abp	986	$46,911
YIT OYJ	359	7,894

		463,455
FRANCE — 6.12%
Accor SA	503	19,630
Aeroports de Paris	91	7,505
Air France-KLM[a]	595	6,477
Alcatel-Lucent[a]	9,216	15,425
ALSTOM	1,326	58,839
ALTEN	141	5,416
Altran Technologies SAa	510	3,863
ANF Immobilier	67	2,069
Aperam	254	3,684
ArcelorMittal	4,284	73,357
Arkema SA	220	25,085
Atos SA	186	13,603
AXA SA	7,167	132,696
Beneteau SA	268	2,990
BNP Paribas SA	4,107	257,613
Bonduelle SCA	53	5,554
BOURBON SA	175	5,350
Bouygues SA	641	18,194
Bureau Veritas SA	187	22,391
Cap Gemini SA	521	25,109
Carrefour SA	2,621	74,641
Casino Guichard-Perrachon SA	188	18,412
Christian Dior SA	262	45,771
Ciments Francais SA	34	2,064
Club Mediterranee SAa	268	5,071
CNP Assurances SA	479	7,923
Compagnie de Saint-Gobain	1,805	74,410
Compagnie Generale de Geophysique-Veritas[a]	561	16,292
Compagnie Generale des Etablissements Michelin Class B	736	68,465
Compagnie Plastic Omnium SA	119	4,657
Credit Agricole SAa	4,866	48,085
Danone SA	2,308	159,902
Dassault Systemes SA	208	23,118
Edenred SA	595	19,069
Eiffage SA	127	5,698
Electricite de France SA	861	16,532
Essilor International SA	860	87,657

Security	Shares	Value

Etablissements Maurel et Prom	314	$5,801
Euler Hermes SA	47	4,195
Eurazeo	107	5,647
Eurofins Scientific SA	32	5,716
European Aeronautic Defence and Space Co. NV	1,703	79,995
Eutelsat Communications SA	470	16,147
Faiveley Transport SA	50	3,426
Faurecia	206	3,632
Fimalac SA	76	3,848
Fonciere des Regions	81	6,840
France Telecom SA	8,073	91,633
GameLoft SAa	568	3,901
GDF Suez	5,109	104,787
Gecina SA	66	7,481
Gemalto NV	290	25,815
Groupe Eurotunnel SA Registered	1,986	16,889
Groupe Steria SCA	256	4,754
Havas SA	1,019	6,675
Icade	74	6,529
Iliad SA	72	13,341
Imerys SA	117	7,731
Ingenico SA	140	8,822
Ipsen SA	130	4,567
Ipsos SA	187	7,450
JCDecaux SA	242	6,769
Klepierre	303	11,948
L’Air Liquide SA	1,312	167,655
L’Oreal SA	970	144,044
Lafarge SA	918	56,112
Lagardere SCA	426	15,399
Legrand SA	1,483	67,285
LVMH Moet Hennessy Louis Vuitton SA	1,046	197,145
M6-Metropole Television	281	4,705
Medica SA	333	6,342
Mercialys	98	2,181
Mersen	137	4,024
Natixis	3,193	12,660
Naturex	67	5,339
Neopost SA	136	7,753
Nexans SA	95	4,927
Nexity	130	3,970
Orpea SA	119	5,073

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Pernod Ricard SA	873	$109,258
PPR SA	344	73,964
PSA Peugeot Citroen SAa	874	6,814
Publicis Groupe SA	1,127	73,820
Rallye SA	108	3,816
Remy Cointreau SA	74	9,441
Renault SA	971	58,541
Rexel SA	337	7,166
Rubis SCA	120	8,690
SA des Ciments Vicat	66	4,205
Safran SA	1,193	54,759
Saft Groupe SA	227	6,141
Sanofi	4,704	458,841
Sartorius Stedim Biotech SA	33	4,018
Schneider Electric SA	2,129	162,124
SCOR SE	541	15,568
SEB SA	80	6,395
SES SA Class A FDR	1,098	33,602
Societe BIC SA	93	12,518
Societe d’Edition Canal Plus	4,120	28,913
Societe de la Tour Eiffel	95	5,867
Societe Generale[a]	3,002	135,593
Societe Immobiliere de Location pour l’Industrie et le Commerce	40	4,376
Societe Television Francaise 1	510	6,161
Sodexo	310	27,596
STMicroelectronics NV	2,414	20,775
Suez Environnement SA	996	13,183
Technicolor SA Registered[a]	1,402	4,853
Technip SA	481	52,141
Teleperformance SA	240	9,566
Thales SA	283	10,186
Total SA	8,315	450,681
Ubisoft Entertainment SAa	492	4,748
Unibail-Rodamco SE	342	80,799
Valeo SA	237	12,772
Vallourec SA	370	20,112
Veolia Environnement	1,216	15,674
Vilmorin & Cie	23	3,031
Vinci SA	2,083	106,101
Virbac SA	20	4,479
Vivendi SA	5,215	111,775
Wendel	115	12,476

Security	Shares	Value

Zodiac Aerospace	109	$11,922

		4,815,031
GERMANY — 5.44%
Aareal Bank AGa	212	5,053
Adidas AG	955	88,733
AIXTRON SE	441	6,016
Allianz SE Registered	1,804	257,976
Alstria Office REIT AG	369	4,508
Aurubis AG	121	9,078
Axel Springer AG	156	7,293
BASF SE	3,676	372,538
Bayer AG Registered	3,391	334,542
Bayerische Motoren Werke AG	1,397	140,610
BayWa AG Registered	89	4,435
Bechtle AG	106	4,784
Beiersdorf AG	368	32,294
Bertrandt AG	44	4,847
Bilfinger Berger SE	162	16,396
Brenntag AG	181	25,785
Carl Zeiss Meditec AG Bearer	172	5,617
Celesio AG	345	6,266
Comdirect Bank AG	328	3,856
Commerzbank AGa	21,971	48,135
Continental AG	481	56,444
CTS Eventim AG	135	4,823
Daimler AG Registered	3,850	224,064
Deutsche Bank AG Registered	4,044	209,747
Deutsche Boerse AG	1,032	67,877
Deutsche EuroShop AG	183	7,792
Deutsche Lufthansa AG Registered	879	17,450
Deutsche Post AG Registered	4,099	96,229
Deutsche Telekom AG Registered	11,348	139,466
Deutsche Wohnen AG Bearer	502	9,662
DEUTZ AGa	720	4,246
Dialog Semiconductor PLC[a]	283	5,051
Drillisch AG	281	4,611
Duerr AG	54	5,288
E.ON SE	7,294	126,781
ElringKlinger AG	145	5,124
Fraport AG	139	8,424
Freenet AG	360	7,753
Fresenius Medical Care AG & Co. KGaA	980	69,080

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Fresenius SE & Co. KGaA	648	$78,856
Fuchs Petrolub AG	67	4,743
GAGFAH SAa	331	4,048
GEA Group AG	628	22,760
Gerresheimer AG	143	7,355
Gerry Weber International AG	99	4,814
GFK SE	88	5,092
Gildemeister AG	246	6,066
GSW Immobilien AG	186	7,935
Hamborner REIT AG	1,999	19,890
Hamburger Hafen und Logistik AG	144	3,558
Hannover Rueckversicherung AG Registered	199	16,061
HeidelbergCement AG	844	53,146
Henkel AG & Co. KGaA	512	37,995
Hochtief AGa	120	7,823
Hugo Boss AG	90	10,591
Indus Holding AG	226	7,063
Infineon Technologies AG	7,011	63,239
K+S AG Registered	618	27,893
Kabel Deutschland Holding AG	322	26,103
Kloeckner & Co. SEa	490	6,198
Krones AG	68	4,222
KUKA AGa	147	5,705
KWS Saat AG	13	4,827
Lanxess AG	298	25,160
LEONI AG	152	6,573
Linde AG	728	132,812
MAN SE	151	18,201
Merck KGaA	286	39,773
METRO AG	472	14,566
MorphoSys AGa	142	6,014
MTU Aero Engines Holding AG	175	16,678
Muenchener Rueckversicherungs-Gesellschaft AG Registered	726	133,384
NORMA Group AG	122	3,546
Pfeiffer Vacuum Technology AG	49	6,108
QIAGEN NVa	866	18,185
Rational AG	14	4,242
Rheinmetall AG	159	8,463
Rhoen Klinikum AG	357	7,492
RWE AG	2,066	77,696
Salzgitter AG	174	8,106
SAP AG	3,753	307,391

Security	Shares	Value

SGL Carbon SE	135	$5,764
Siemens AG Registered	3,409	374,077
Sky Deutschland AGa	1,458	8,888
Software AG	243	9,356
Stada Arzneimittel AG	240	8,846
Suedzucker AG	233	9,969
Symrise AG	401	14,182
TAG Immobilien AG	496	6,016
ThyssenKrupp AGa	2,168	52,647
TUI AGa	535	5,809
United Internet AG Registered	399	9,275
Volkswagen AG	150	34,624
Vossloh AG	39	4,059
Wacker Chemie AG	66	4,698
Wincor Nixdorf AG	147	7,676
Wirecard AG	403	9,174

		4,284,107
GREECE — 0.10%
Alpha Bank AEa	2,033	3,505
Bank of Cyprus PLC[a]	7,977	2,675
Coca-Cola Hellenic Bottling Co. SA	751	19,522
EFG Eurobank Ergasias SAa	1,601	1,330
Folli Follie Group[a]	160	2,975
Hellenic Petroleum SA	393	4,406
Hellenic Telecommunications Organization SAa	994	8,365
Jumbo SA	461	4,005
Motor Oil (Hellas) Corinth Refineries SA	290	3,346
Mytilineos Holdings SAa	435	2,982
National Bank of Greece SAa	3,690	5,860
OPAP SA	896	7,747
Piraeus Bank SAa	4,925	1,879
Public Power Corp. SAa	540	5,021
Titan Cement Co. SAa	230	4,115
Viohalco Hellenic Copper and Aluminum Industry SAa	450	2,926

		80,659
HONG KONG — 2.21%
AAC Technologies Holdings Inc.	2,500	9,671
Agile Property Holdings Ltd.	6,000	8,510
AIA Group Ltd.	44,800	178,206
ASM Pacific Technology Ltd.	800	10,109

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Bank of East Asia Ltd. (The)	5,000	$20,566
BOC Hong Kong (Holdings) Ltd.	13,500	46,564
Brightoil Petroleum (Holdings) Ltd.[a]	13,000	2,531
Cafe de Coral Holdings Ltd.	2,000	6,086
Cathay Pacific Airways Ltd.	5,000	9,709
Champion REIT	10,000	5,158
Cheung Kong (Holdings) Ltd.	5,000	82,006
Cheung Kong Infrastructure Holdings Ltd.	2,000	12,688
China International Marine Containers Group Co. Ltd.[a]	2,400	5,106
Chow Sang Sang Holdings International Ltd.	1,000	2,650
CLP Holdings Ltd.	6,500	55,274
Dah Sing Banking Group Ltd.	3,600	4,470
Dah Sing Financial Holdings Ltd.	800	4,214
Esprit Holdings Ltd.	7,350	10,216
First Pacific Co. Ltd.	8,000	10,295
Foxconn International Holdings Ltd.[a]	10,000	4,100
G-Resources Group Ltd.[a]	78,000	4,325
Galaxy Entertainment Group Ltd.[a]	10,000	45,065
Giordano International Ltd.	6,000	6,096
Great Eagle Holdings Ltd.	1,000	3,881
Hang Lung Properties Ltd.	8,000	30,172
Hang Seng Bank Ltd.	2,800	45,851
Henderson Land Development Co. Ltd.	5,000	35,974
HKR International Ltd.	6,400	3,705
HKT Trust and HKT Ltd.	8,000	7,458
Hong Kong and China Gas Co. Ltd. (The)	23,000	65,244
Hong Kong Exchanges and Clearing Ltd.	5,300	100,526
Hopewell Holdings Ltd.	2,000	8,252
Hutchison Telecommunications Hong Kong Holdings Ltd.	6,000	2,716
Hutchison Whampoa Ltd.	8,000	89,433
Hysan Development Co. Ltd.	2,000	10,070
Johnson Electric Holdings Ltd.	6,000	4,240
K. Wah International Holdings Ltd.	5,000	2,908
Kerry Properties Ltd.	2,500	13,507
Kowloon Development Co. Ltd.	48,000	73,775
Li & Fung Ltd.	22,000	30,920
Link REIT (The)	9,500	49,365
Luk Fook Holdings International Ltd.	1,000	3,507
Melco International Development Ltd.	4,000	6,447
MGM China Holdings Ltd.	3,600	8,522
Midland Holdings Ltd.	6,000	3,056

Security	Shares	Value

MTR Corp. Ltd.	5,500	$22,694
New World Development Co. Ltd.	13,000	23,903
NWS Holdings Ltd.	5,000	8,923
Orient Overseas International Ltd.	1,000	7,008
Pacific Basin Shipping Ltd.	8,000	4,652
PCCW Ltd.	15,000	6,634
Power Assets Holdings Ltd.	5,000	43,324
Prosperity REIT	99,000	31,913
Sa Sa International Holdings Ltd.	4,000	3,610
Sands China Ltd.	8,800	44,366
Shangri-La Asia Ltd.	6,000	14,204
Shun Tak Holdings Ltd.	8,000	4,363
Sino Land Co. Ltd.	10,000	18,696
SJM Holdings Ltd.	7,000	19,090
SmarTone Telecommunications Holding Ltd.	1,500	2,677
Stella International Holdings Ltd.	2,000	5,751
Sun Hung Kai Properties Ltd.	6,000	98,485
Sunlight REIT	117,000	52,198
Swire Pacific Ltd. Class A	2,500	32,090
Swire Properties Ltd.	4,800	17,577
Techtronic Industries Co. Ltd.	4,500	9,110
Television Broadcasts Ltd.	1,000	7,375
Texwinca Holdings Ltd.	4,000	3,765
Trinity Ltd.	4,000	2,471
VTech Holdings Ltd.[c]	800	9,217
Wharf (Holdings) Ltd. (The)	6,000	52,995
Wheelock and Co. Ltd.	3,000	16,904
Wing Hang Bank Ltd.	500	5,241
Wynn Macau Ltd.[a]	5,600	15,705
Xinyi Glass Holdings Co. Ltd.	6,000	3,922
Yue Yuen Industrial (Holdings) Ltd.	3,000	10,057

		1,742,064
HUNGARY — 0.05%
Magyar Telekom Telecommunications PLC	1,947	3,675
MOL Hungarian Oil and Gas PLC	169	14,548
OTP Bank PLC	819	17,594

		35,817
INDIA — 0.17%
HDFC Bank Ltd. SP ADR	973	39,134
Infosys Ltd. SP ADR	658	34,690
Sterlite Industries (India) Ltd. SP ADR	4,200	35,658

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Tata Motors Ltd. SP ADR	745	$20,584

		130,066
INDONESIA — 0.72%
PT Adaro Energy Tbk	59,000	9,995
PT AKR Corporindo Tbk	7,000	2,785
PT Alam Sutera Realty Tbk	50,000	3,953
PT Aneka Tambang (Persero) Tbk	21,000	2,932
PT Astra Agro Lestari Tbk	1,500	2,903
PT Astra International Tbk	103,000	77,726
PT Bank Central Asia Tbk	67,000	66,381
PT Bank Danamon Indonesia Tbk	12,500	7,829
PT Bank Mandiri (Persero) Tbk	62,500	58,072
PT Bank Negara Indonesia (Persero) Tbk	29,000	11,686
PT Bank Rakyat Indonesia (Persero) Tbk	69,000	56,319
PT Bank Tabungan Negara (Persero) Tbk	20,493	3,408
PT Bhakti Investama Tbk	86,500	4,396
PT Bukit Asam (Persero) Tbk	3,500	5,570
PT Bumi Resources Tbk	63,000	4,398
PT Charoen Pokphand Indonesia Tbk	28,500	11,339
PT Ciputra Development Tbk	50,000	4,723
PT Gajah Tunggal Tbk	10,500	2,426
PT Garuda Indonesia (Persero) Tbk[a]	38,500	2,569
PT Global Mediacom Tbk	29,500	6,588
PT Gudang Garam Tbk	2,000	10,647
PT Holcim Indonesia Tbk	8,000	2,546
PT Indo Tambangraya Megah Tbk	1,500	6,383
PT Indocement Tunggal Prakarsa Tbk	5,500	12,282
PT Indofood Sukses Makmur Tbk	17,500	10,870
PT Indosat Tbk	5,500	3,840
PT Japfa Comfeed Indonesia Tbk	5,500	3,953
PT Jasa Marga (Persero) Tbk	8,500	4,800
PT Kalbe Farma Tbk	89,000	9,960
PT Lippo Karawaci Tbk	70,500	7,455
PT Mitra Adiperkasa Tbk	3,500	2,300
PT Perusahaan Gas Negara (Persero) Tbk	41,500	19,919
PT Semen Gresik (Persero) Tbk	11,000	17,787
PT Sentul City Tbk[a]	123,500	3,233
PT Summarecon Agung Tbk	22,500	4,366
PT Surya Semesta Internusa Tbk	16,000	2,283
PT Telekomunikasi Indonesia (Persero) Tbk	58,000	57,762
PT Timah (Persero) Tbk	18,000	3,049
PT Tower Bersama Infrastructure Tbk[a]	5,000	3,029
PT Trada Maritime Tbk[a]	32,000	4,337

Security	Shares	Value

PT Unilever Indonesia Tbk	6,000	$13,583
PT United Tractors Tbk	6,500	13,180
PT XL Axiata Tbk	6,500	3,337

		566,899
IRELAND — 0.26%
Bank of Ireland[a]	89,694	17,410
C&C Group PLC	1,397	9,102
CRH PLC	3,326	71,829
DCC PLC	314	10,272
Elan Corp. PLC[a]	1,851	19,407
Glanbia PLC	524	5,847
Grafton Group PLC Units	889	5,204
Kerry Group PLC Class A	557	29,222
Kingspan Group PLC	512	5,942
Paddy Power PLC	155	12,855
Smurfit Kappa Group PLC	603	8,369
United Drug PLC	1,478	6,444

		201,903
ISRAEL — 0.37%
Bank Hapoalim BMa	4,351	18,277
Bank Leumi le-Israel BMa	5,219	17,358
Bezeq The Israel Telecommunication Corp. Ltd.	7,781	9,114
Cellcom Israel Ltd.	305	2,275
Delek Group Ltd. (The)	23	5,651
Elbit Systems Ltd.	135	5,173
Frutarom	387	4,898
Gazit Globe Ltd.	427	5,457
Israel Chemicals Ltd.	1,747	23,101
Israel Corp. Ltd. (The)	11	7,495
Israel Discount Bank Ltd. Class Aa	4,217	7,036
Mellanox Technologies Ltd.[a]	135	6,866
Mizrahi Tefahot Bank Ltd.[a]	655	6,918
NICE Systems Ltd.[a]	255	9,332
Oil Refineries Ltd.[a]	7,161	3,661
Osem Investment Ltd.	267	4,408
Partner Communications Co. Ltd.	507	2,876
Paz Oil Co. Ltd.	33	4,906
Strauss Group Ltd.	303	3,761
Teva Pharmaceutical Industries Ltd.	3,915	145,174

		293,737

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

ITALY — 1.68%
A2A SpA	6,155	$4,118
Ansaldo STS SpA	467	4,808
Assicurazioni Generali SpA	4,924	94,309
Atlantia SpA	1,228	22,720
Autogrill SpA	460	5,641
Azimut Holding SpA	441	7,746
Banca Carige SpA	4,205	4,709
Banca Generali SpA	251	4,818
Banca Monte dei Paschi di Siena SpA[a]	24,545	8,216
Banca Piccolo Credito Valtellinese Scrl	2,184	3,738
Banca Popolare dell’Emilia Romagna Scrl	1,289	11,373
Banca Popolare di Milano Scrl[a]	11,674	7,838
Banca Popolare di Sondrio Scrl	1,255	9,029
Banco Popolare Scrl[a]	6,596	13,743
Beni Stabili SpA	5,213	3,602
Buzzi Unicem SpA	362	5,268
CIR SpA	2,609	3,024
Credito Emiliano SpA	535	3,200
Danieli & C. Officine Meccaniche SpA	76	2,348
Danieli & C. Officine Meccaniche SpA RNC	135	2,518
Davide Campari-Milano SpA	1,106	8,632
De’Longhi SpA	156	2,522
DiaSorin SpA	105	4,092
Enel Green Power SpA	6,584	13,575
Enel SpA	27,178	118,495
Eni SpA	10,259	257,484
ERG SpA	417	4,087
Exor SpA	238	7,039
Fiat Industrial SpA	4,990	64,246
Fiat SpA[a]	3,142	19,192
Finmeccanica SpA[a]	1,507	9,901
Fondiaria-Sai SpA[a]	2,177	3,871
Gemina SpA[a]	2,592	4,468
Hera SpA	1,779	3,272
Impregilo SpA	1,053	5,460
Interpump Group SpA	442	3,393
Intesa Sanpaolo SpA	43,458	88,603
Intesa Sanpaolo SpA RNC	3,213	5,456
Italcementi SpA	580	3,269
Lottomatica Group SpA	174	4,299
Luxottica Group SpA	608	27,969
Mediaset SpA	2,974	7,815

Security	Shares	Value

Mediobanca SpA	1,941	$14,267
Mediolanum SpA	886	5,530
Piaggio & C. SpA	1,072	2,925
Pirelli & C. SpA	829	10,167
Prysmian SpA	741	15,852
Recordati SpA	533	5,451
Saipem SpA	1,439	40,824
Salvatore Ferragamo Italia SpA	160	4,090
Saras SpA[a]	1,854	2,499
Snam SpA	6,292	31,806
Societa Cattolica di Assicurazioni Scrl[a]	248	4,582
Societa Iniziative Autostradali e Servizi SpA	326	3,277
Sorin SpA[a]	1,564	3,991
Telecom Italia SpA	60,414	60,028
Telecom Italia SpA RNC	20,709	17,709
Tenaris SA	2,442	51,180
Terna SpA	4,815	20,287
Tod’s SpA	47	6,418
UniCredit SpA[a]	16,754	108,160
Unione di Banche Italiane SpA	3,186	16,633
Unipol Gruppo Finanziario SpA[a]	891	2,562
Yoox SpA[a]	221	4,221

		1,322,365
JAPAN — 13.98%
77 Bank Ltd. (The)	1,000	4,306
ABC-MART Inc.	100	3,813
Accordia Golf Co. Ltd.	6	5,871
Adeka Corp.	600	5,155
Advance Residence Investment Corp.	4	8,332
Advantest Corp.	600	8,159
AEON Co. Ltd.	2,200	25,023
AEON Credit Service Co. Ltd.	200	4,151
AEON Delight Co. Ltd.	100	1,876
AEON Mall Co. Ltd.	200	4,832
Aica Kogyo Co. Ltd.	200	3,327
Aichi Bank Ltd. (The)	100	5,265
Air Water Inc.	1,000	12,810
Aisin Seiki Co. Ltd.	700	22,919
Ajinomoto Co. Inc.	3,000	40,796
Alfresa Holdings Corp.	200	8,788
All Nippon Airways Co. Ltd.	5,000	9,807
Alps Electric Co. Ltd.	800	4,672
Amada Co. Ltd.	1,000	6,268

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Amano Corp.	600	$5,417
Anritsu Corp.	1,000	12,810
Aoyama Trading Co. Ltd.	200	3,923
Aozora Bank Ltd.	2,000	5,632
Arcs Co. Ltd.	200	3,754
Ariake Japan Co. Ltd.	200	3,647
Arnest One Corp.	200	3,204
Asahi Diamond Industrial Co. Ltd.	300	2,745
Asahi Glass Co. Ltd.	4,000	26,561
Asahi Group Holdings Ltd.	1,400	29,746
Asahi Holdings Inc.	200	3,489
Asahi Kasei Corp.	5,000	28,928
Asatsu-DK Inc.	200	5,385
ASICS Corp.	500	7,128
Astellas Pharma Inc.	1,800	91,815
Autobacs Seven Co. Ltd.	100	4,076
Avex Group Holdings Inc.	200	5,413
Awa Bank Ltd. (The)	1,000	6,082
Azbil Corp.	300	6,427
Bank of Kyoto Ltd. (The)	1,000	8,295
Bank of Nagoya Ltd. (The)	1,000	3,550
Bank of the Ryukyus Ltd.	2,700	33,728
Bank of Yokohama Ltd. (The)	4,000	19,154
Benesse Holdings Inc.	200	8,744
BIC Camera Inc.[c]	7	3,517
Bridgestone Corp.	2,700	70,799
Brother Industries Ltd.	900	9,576
Calbee Inc.	100	8,240
Calsonic Kansei Corp.	1,000	4,153
Canon Electronics Inc.	200	4,109
Canon Inc.	5,000	184,363
Canon Marketing Japan Inc.	200	2,726
Capcom Co. Ltd.	200	3,226
Casio Computer Co. Ltd.	900	7,771
Central Glass Co. Ltd.	1,000	3,090
Central Japan Railway Co.	600	52,597
Century Tokyo Leasing Corp.	200	4,477
Chiba Bank Ltd. (The)	3,000	18,738
Chiyoda Co. Ltd.	100	2,318
Chubu Electric Power Co. Inc.	3,800	48,093
Chugai Pharmaceutical Co. Ltd.	800	16,489
Chugoku Bank Ltd. (The)	1,000	13,818
Chugoku Electric Power Co. Inc. (The)	1,100	14,488

Security	Shares	Value

Citizen Holdings Co. Ltd.	1,200	$6,903
Coca-Cola West Co. Ltd.	300	4,744
cocokara fine Inc.	100	3,293
Colowide Co. Ltd.	500	4,964
COMSYS Holdings Corp.	400	4,835
Cosmo Oil Co. Ltd.	3,000	6,772
Credit Saison Co. Ltd.	600	12,709
CyberAgent Inc.	2	4,206
Dai Nippon Printing Co. Ltd.	3,000	24,293
Dai-ichi Life Insurance Co. Ltd. (The)	45	64,645
Daicel Corp.	1,000	7,002
Daido Steel Co. Ltd.	1,000	4,482
Daifuku Co. Ltd.	1,000	6,684
Daihatsu Motor Co. Ltd.	1,000	20,842
Daiichi Sankyo Co. Ltd.	3,900	66,154
Daiichikosho Co. Ltd.	200	4,898
Daikin Industries Ltd.	1,200	45,891
Daikyo Inc.	1,000	2,685
Dainippon Screen Manufacturing Co. Ltd.	1,000	5,106
Dainippon Sumitomo Pharma Co. Ltd.	600	8,468
Daiseki Co. Ltd.	300	4,264
Daishi Bank Ltd. (The)	2,000	6,969
Daito Trust Construction Co. Ltd.	300	29,652
Daiwa House Industry Co. Ltd.	2,000	36,796
Daiwa Office Investment Corp.	1	3,852
Daiwa Securities Group Inc.	6,000	34,911
DCM Holdings Co. Ltd.	400	2,634
Dena Co. Ltd.	400	12,676
Denki Kagaku Kogyo K.K.	2,000	7,232
Denso Corp.	2,000	74,951
Dentsu Inc.	700	19,598
DIC Corp.	3,000	5,950
DISCO Corp.	100	5,512
Don Quijote Co. Ltd.	200	7,977
Doutor Nichires Holdings Co. Ltd.	300	4,254
Dowa Holdings Co. Ltd.	1,000	7,079
Dr. Ci:Labo Co. Ltd.	1	2,961
Duskin Co. Ltd.	300	5,717
Dydo Drinco Inc.	100	4,032
Earth Chemical Co. Ltd.	200	6,478
East Japan Railway Co.	1,400	94,806
Ebara Corp.	2,000	7,846
Eisai Co. Ltd.	900	39,448

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Electric Power Development Co. Ltd.	400	$9,191
Exedy Corp.	200	4,374
FamilyMart Co. Ltd.	200	8,065
Fancl Corp.	500	5,621
FANUC Corp.	900	140,533
Fast Retailing Co. Ltd.	200	52,772
FCC Co. Ltd.	200	4,309
Frontier Real Estate Investment Corp.	1	9,281
Fuji Co. Ltd.	200	4,039
Fuji Electric Co. Ltd.	2,000	4,690
Fuji Heavy Industries Ltd.	4,000	53,956
Fuji Machine Manufacturing Co. Ltd.	600	4,668
Fuji Oil Co. Ltd.	300	4,080
Fuji Seal International Inc.	200	4,346
Fuji Soft Inc.	100	2,117
FUJIFILM Holdings Corp.	3,100	61,891
Fujikura Ltd.	2,000	6,224
Fujitsu Ltd.	7,000	28,380
Fukuoka Financial Group Inc.	3,000	12,656
Furukawa Electric Co. Ltd.[a]	3,000	6,082
Futaba Corp.	300	3,192
Fuyo General Lease Co. Ltd.	100	3,583
Global One Real Estate Investment Corp. Ltd.	1	6,224
Glory Ltd.	200	4,683
GMO Internet Inc.	500	3,665
Gree Inc.	400	5,961
GS Yuasa Corp.	1,000	3,572
Gunma Bank Ltd. (The)	1,000	4,843
Gunze Ltd.	2,000	5,369
H.I.S. Co. Ltd.	100	3,419
Hachijuni Bank Ltd. (The)	1,000	5,019
HAJIME CONSTRUCTION Co. Ltd.	100	4,241
Hakuhodo DY Holdings Inc.	100	6,816
Hamamatsu Photonics K.K.	300	11,489
Hankyu Hanshin Holdings Inc.	4,000	21,872
Hanwa Co. Ltd.	1,000	3,846
Haseko Corp.[a]	6,500	6,268
Heiwa Corp.	200	3,393
Heiwa Real Estate Co. Ltd.	400	5,422
Heiwa Real Estate REIT Inc.	8	5,786
Higo Bank Ltd. (The)	1,000	6,180
Hino Motors Ltd.	1,000	10,519
Hirose Electric Co. Ltd.	100	11,911

Security	Shares	Value

Hiroshima Bank Ltd. (The)	2,000	$8,525
Hisamitsu Pharmaceutical Co. Inc.	200	10,728
Hitachi Capital Corp.	200	3,991
Hitachi Chemical Co. Ltd.	400	5,641
Hitachi Construction Machinery Co. Ltd.	400	9,200
Hitachi High-Technologies Corp.	300	5,980
Hitachi Ltd.	19,000	112,842
Hitachi Transport System Ltd.	200	3,035
Hitachi Zosen Corp.	4,000	6,399
Hogy Medical Co. Ltd.	100	4,838
Hokkaido Electric Power Co. Inc.	700	6,719
Hokkoku Bank Ltd. (The)	1,000	4,120
Hokuetsu Kishu Paper Co. Ltd.	500	2,564
Hokuriku Electric Power Co.	600	6,627
Hokuto Corp.	200	3,761
Honda Motor Co. Ltd.	6,500	249,644
HORIBA Ltd.	200	5,860
Hoshizaki Electric Co. Ltd.	100	2,981
House Foods Corp.	300	4,540
Hoya Corp.	3,000	58,021
Hulic Co. Ltd.	800	5,076
Hyakugo Bank Ltd. (The)	1,000	4,339
Hyakujushi Bank Ltd. (The)	1,000	3,748
IBIDEN Co. Ltd.	500	7,139
IBJ Leasing Co. Ltd.	100	2,685
Idemitsu Kosan Co. Ltd.	100	8,788
IHI Corp.	5,000	12,985
Inaba Denki Sangyo Co. Ltd.	200	6,211
INPEX Corp.	8	46,461
Internet Initiative Japan Inc.	100	2,806
Isetan Mitsukoshi Holdings Ltd.	1,300	12,863
Isuzu Motors Ltd.	4,000	25,115
IT Holdings Corp.	300	4,250
ITO EN Ltd.	300	5,842
ITOCHU Corp.	6,600	74,780
Itochu Techno-Solutions Corp.	100	4,350
Itoham Foods Inc.	1,000	4,547
Iwatani Corp.	1,000	3,802
Iyo Bank Ltd. (The)	1,000	8,196
Izumi Co. Ltd.	200	4,274
J. Front Retailing Co. Ltd.	2,000	11,002
Jaccs Co. Ltd.	1,000	5,128
JAFCO Co. Ltd.	200	6,925

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Japan Airlines Co. Ltd.[a]	200	$8,284
Japan Airport Terminal Co. Ltd.	300	3,146
Japan Excellent Inc.	1	5,950
Japan Hotel REIT Investment Corp.	17	5,549
Japan Logistics Fund Inc.	1	8,887
Japan Petroleum Exploration Co. Ltd.	100	3,693
Japan Prime Realty Investment Corp.	3	8,547
Japan Real Estate Investment Corp.	2	20,250
Japan Rental Housing Investments Inc.	6	4,431
Japan Retail Fund Investment Corp.	7	13,285
Japan Securities Finance Co. Ltd.	300	2,064
Japan Steel Works Ltd. (The)	1,000	5,786
Japan Tobacco Inc.	3,500	109,188
JFE Holdings Inc.	3,200	68,341
JGC Corp.	1,000	28,370
Joyo Bank Ltd. (The)	2,000	9,402
JSR Corp.	700	13,853
JTEKT Corp.	800	8,556
Jupiter Telecommunications Co. Ltd.	8	9,599
Juroku Bank Ltd. (The)	2,000	7,013
JVC Kenwood Corp.	900	3,116
JX Holdings Inc.	11,100	65,680
K’s Holdings Corp.	200	5,459
Kadokawa Group Holdings Inc.	100	2,699
Kagome Co. Ltd.	300	5,615
Kagoshima Bank Ltd. (The)	1,000	6,454
Kajima Corp.	3,000	9,007
Kakaku.com Inc.	100	3,748
Kamigumi Co. Ltd.	1,000	8,174
Kaneka Corp.	1,000	5,358
Kanematsu Corp.[a]	4,000	6,136
Kansai Electric Power Co. Inc. (The)	2,800	26,693
Kansai Paint Co. Ltd.	1,000	11,144
Kao Corp.	2,300	66,132
Kawasaki Heavy Industries Ltd.	5,000	15,505
Kawasaki Kisen Kaisha Ltd.[a]	4,000	7,583
Kayaba Industry Co. Ltd.	1,000	4,087
KDDI Corp.	1,000	74,512
Keihin Corp.	200	2,783
Keikyu Corp.	2,000	17,006
Keio Corp.	2,000	14,881
Keisei Electric Railway Co. Ltd.	1,000	8,887
Keiyo Bank Ltd. (The)	1,000	4,756

Security	Shares	Value

Kenedix Realty Investment Corp.	1	$3,917
Kewpie Corp.	400	5,317
Keyence Corp.	200	55,599
Kikkoman Corp.	1,000	15,001
Kintetsu Corp.	6,000	24,721
Kintetsu World Express Inc.	100	3,287
Kirin Holdings Co. Ltd.	4,000	50,011
Kisoji Co. Ltd.	300	5,950
Kissei Pharmaceutical Co. Ltd.	200	3,772
Kiyo Holdings Inc.	4,000	5,917
Kobayashi Pharmaceutical Co. Ltd.	100	4,887
Kobe Steel Ltd.[a]	11,000	13,620
Kokuyo Co. Ltd.	700	4,832
Komatsu Ltd.	4,000	106,728
Komeri Co. Ltd.	200	5,367
Konami Corp.	400	8,481
Konica Minolta Holdings Inc.	2,000	15,933
Kose Corp.	200	4,225
Kubota Corp.	4,000	45,759
Kuraray Co. Ltd.	1,200	15,437
Kureha Corp.	1,000	3,879
Kurita Water Industries Ltd.	400	7,872
Kyocera Corp.	700	63,434
KYORIN Holdings Inc.	200	4,085
Kyowa Exeo Corp.	400	4,076
Kyowa Hakko Kirin Co. Ltd.	1,000	9,467
Kyushu Electric Power Co. Inc.	1,600	15,411
Lawson Inc.	200	14,530
Leopalace21 Corp.[a]	800	3,086
Lintec Corp.	200	3,699
Lion Corp.	1,000	4,799
LIXIL Group Corp.	1,000	23,274
M3 Inc.	2	3,268
Mabuchi Motor Co. Ltd.	100	4,498
Makino Milling Machine Co. Ltd.	1,000	6,366
Makita Corp.	400	19,527
Mandom Corp.	200	5,959
Marubeni Corp.	6,000	44,116
Maruha Nichiro Holdings Inc.	3,000	5,227
Marui Group Co. Ltd.	900	7,327
Maruichi Steel Tube Ltd.	200	4,458
Matsui Securities Co. Ltd.	500	4,613
Matsumotokiyoshi Co. Ltd.	100	2,433

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Mazda Motor Corp.[a]	10,000	$26,956
McDonald’s Holdings Co. (Japan) Ltd.	200	5,144
Medipal Holdings Corp.	600	7,613
Megachips Corp.	200	3,430
MEGMILK SNOW BRAND Co. Ltd.	300	5,184
Meidensha Corp.	1,000	3,167
Meiji Holdings Co. Ltd.	200	8,876
Meitec Corp.	200	5,122
Message Co. Ltd.	1	2,707
MID REIT Inc.	20	49,134
Minebea Co. Ltd.	1,000	3,386
Miraca Holdings Inc.	200	8,361
MIRAIT Holdings Corp.	500	4,164
Misawa Homes Co. Ltd.	200	2,790
Misumi Group Inc.	300	7,899
Mitsubishi Chemical Holdings Corp.	5,000	23,230
Mitsubishi Corp.	5,900	124,646
Mitsubishi Electric Corp.	9,000	74,655
Mitsubishi Estate Co. Ltd.	5,000	121,302
Mitsubishi Gas Chemical Co. Inc.	1,000	6,695
Mitsubishi Heavy Industries Ltd.	14,000	75,016
Mitsubishi Logistics Corp.	1,000	15,034
Mitsubishi Materials Corp.	4,000	12,842
Mitsubishi Motors Corp.[a]	14,000	14,574
Mitsubishi Tanabe Pharma Corp.	800	10,756
Mitsubishi UFJ Financial Group Inc.	52,600	300,291
Mitsubishi UFJ Lease & Finance Co. Ltd.	210	9,561
Mitsui & Co. Ltd.	7,200	108,955
Mitsui Chemicals Inc.	3,000	7,133
Mitsui Engineering & Shipbuilding Co. Ltd.	4,000	6,355
Mitsui Fudosan Co. Ltd.	3,000	68,672
Mitsui Mining & Smelting Co. Ltd.	2,000	5,106
Mitsui O.S.K. Lines Ltd.	4,000	13,193
Mitsumi Electric Co. Ltd.[a]	700	3,751
Miura Co. Ltd.	200	5,233
Mizuho Financial Group Inc.	90,800	182,078
MonotaRO Co. Ltd.	100	3,687
Mori Hills REIT Investment Corp.	1	5,314
Mori Seiki Co. Ltd.	600	5,654
MORI TRUST Sogo REIT Inc.	1	8,481
Morinaga & Co. Ltd.	19,000	40,390
Morinaga Milk Industry Co. Ltd.	1,000	3,222
MOS Food Services Inc.	300	5,628

Security	Shares	Value

Moshi Moshi Hotline Inc.	200	$2,926
MS&AD Insurance Group Holdings Inc.	3,300	69,392
Murata Manufacturing Co. Ltd.	900	55,523
Musashi Seimitsu Industry Co. Ltd.	200	4,081
Musashino Bank Ltd. (The)	200	6,860
Nabtesco Corp.	400	8,337
Nachi-Fujikoshi Corp.	1,000	4,065
Nagase & Co. Ltd.	500	5,462
Namco Bandai Holdings Inc.	600	8,567
Nanto Bank Ltd. (The)	1,000	4,350
NEC Corp.[a]	10,000	24,436
NEC Networks & System Integration Corp.	200	3,767
Net One Systems Co. Ltd.	300	2,886
Nexon Co. Ltd.[a]	400	4,212
NGK Insulators Ltd.	1,000	11,670
NHK Spring Co. Ltd.	600	5,266
Nichi-Iko Pharmaceutical Co. Ltd.	200	4,217
Nichias Corp.	1,000	5,457
Nichii Gakkan Co.	400	3,449
Nichirei Corp.	1,000	4,975
Nidec Corp.	400	22,967
Nifco Inc.	200	4,164
Nihon Kohden Corp.	200	6,371
Nikon Corp.	1,500	42,916
Nintendo Co. Ltd.	400	39,097
Nippon Accommodations Fund Inc.	1	7,659
Nippon Building Fund Inc.	2	20,666
Nippon Electric Glass Co. Ltd.	1,000	4,821
Nippon Express Co. Ltd.	3,000	12,426
Nippon Flour Mills Co. Ltd.	2,000	8,437
Nippon Kayaku Co. Ltd.	1,000	11,319
Nippon Konpo Unyu Soko Co. Ltd.	300	4,168
Nippon Light Metal Holdings Co. Ltd.[a]	4,100	4,717
Nippon Paint Co. Ltd.	1,000	9,007
Nippon Paper Group Inc.	400	5,694
Nippon Sheet Glass Co. Ltd.	5,000	5,862
Nippon Shokubai Co. Ltd.	1,000	9,687
Nippon Soda Co. Ltd.	1,000	4,547
Nippon Steel & Sumitomo Metal Corp.	32,000	88,714
Nippon Suisan Kaisha Ltd.	2,300	4,587
Nippon Telegraph and Telephone Corp.	1,700	71,346
Nippon Yusen K.K.	6,000	14,398
Nipro Corp.	700	5,178

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Nishi-Nippon City Bank Ltd. (The)	3,000	$7,791
Nishimatsu Construction Co. Ltd.	2,000	3,748
Nishimatsuya Chain Co. Ltd.	600	4,872
Nissan Chemical Industries Ltd.	500	6,054
Nissan Motor Co. Ltd.	9,900	101,538
Nisshin OilliO Group Ltd. (The)	1,000	3,660
Nisshin Seifun Group Inc.	500	6,098
Nisshin Steel Holdings Co. Ltd.[a]	400	3,002
Nissin Foods Holdings Co. Ltd.	200	7,616
Nissin Kogyo Co. Ltd.	300	4,507
Nitori Holdings Co. Ltd.	100	7,659
Nitto Boseki Co. Ltd.	1,000	4,109
Nitto Denko Corp.	600	33,925
Nitto Kogyo Corp.	200	2,722
NKSJ Holdings Inc.	1,400	29,470
NOF Corp.	1,000	4,613
NOK Corp.	400	5,983
Nomura Holdings Inc.	15,300	88,185
Nomura Real Estate Holdings Inc.	300	5,480
Nomura Real Estate Office Fund Inc.	1	5,906
Nomura Real Estate Residential Fund Inc.	1	5,654
Nomura Research Institute Ltd.	400	9,183
Noritz Corp.	200	3,594
North Pacific Bank Ltd.[a]	1,600	5,119
NSK Ltd.	2,000	14,179
NTN Corp.	2,000	5,764
NTT Data Corp.	5	15,302
NTT DOCOMO Inc.	61	92,844
NTT Urban Development Corp.	4	4,006
Obayashi Corp.	2,000	10,278
OBIC Co. Ltd.	30	6,433
Odakyu Electric Railway Co. Ltd.	4,000	40,149
Ogaki Kyoritsu Bank Ltd. (The)	2,000	6,553
Oiles Corp.	200	4,081
Oita Bank Ltd. (The)	1,000	3,660
Oji Holdings Corp.	3,000	9,730
Okasan Securities Group Inc.	1,000	6,279
Oki Electric Industry Co. Ltd.[a]	3,000	3,419
Okinawa Electric Power Co. Inc. (The)	100	3,287
Okuma Corp.	1,000	7,561
Okumura Corp.	1,000	3,945
Olympus Corp.[a]	800	17,769
Omron Corp.	800	19,058

Security	Shares	Value

Ono Pharmaceutical Co. Ltd.	300	$15,828
Oracle Corp. Japan	100	4,175
Orient Corp.[a]	1,500	5,621
Oriental Land Co. Ltd.	200	26,649
ORIX Corp.	500	53,528
ORIX JREIT Inc.	1	5,676
Osaka Gas Co. Ltd.	7,000	26,309
OSAKA Titanium technologies Co. Ltd.	100	2,233
OSG Corp.	300	3,899
Otsuka Holdings Co. Ltd.	1,300	41,994
Pacific Metals Co. Ltd.	1,000	5,216
Panasonic Corp.	10,900	71,425
Paramount Bed Holdings Co. Ltd.	100	3,176
PARK24 Co. Ltd.	400	7,236
Penta-Ocean Construction Co. Ltd.	1,500	3,797
Pigeon Corp.	100	5,468
Pioneer Corp.[a]	1,400	3,498
Point Inc.	100	3,452
Pola Orbis Holdings Inc.	100	3,050
Premier Investment Corp.	1	4,290
Press Kogyo Co. Ltd.	1,000	4,405
Rakuten Inc.[a]	2,700	24,704
Rengo Co. Ltd.	1,000	5,095
Resona Holdings Inc.	6,800	30,327
Resorttrust Inc.	200	4,352
Ricoh Co. Ltd.	3,000	33,399
Ricoh Leasing Co. Ltd.	200	5,501
Rinnai Corp.	100	7,079
Rohm Co. Ltd.	400	13,325
Royal Holdings Co. Ltd.	500	5,884
Ryohin Keikaku Co. Ltd.	100	5,687
Ryosan Co. Ltd.	300	5,848
Saizeriya Co. Ltd.	300	3,988
San-in Godo Bank Ltd. (The)	1,000	7,944
Sangetsu Co. Ltd.	200	5,034
Sankyo Co. Ltd.	200	7,977
Sankyo Tateyama Inc.[a]	200	4,203
Sankyu Inc.	1,000	3,956
Sanrio Co. Ltd.	200	8,010
Santen Pharmaceutical Co. Ltd.	300	12,377
Sanwa Holdings Corp.	1,000	4,778
Sapporo Holdings Ltd.	2,000	6,662
Sawai Pharmaceutical Co. Ltd.	100	10,289

60	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

SBI Holdings Inc.	1,000	$8,295
SCSK Corp.	200	3,754
Secom Co. Ltd.	800	39,974
Sega Sammy Holdings Inc.	700	12,395
Seiko Epson Corp.	700	7,072
Seino Holdings Co. Ltd.	1,000	6,827
Sekisui Chemical Co. Ltd.	2,000	19,307
Sekisui House Ltd.	2,000	22,047
Sekisui House SI Investment Corp.	1	4,838
Senshu Ikeda Holdings Inc.	900	5,049
Seven & I Holdings Co. Ltd.	3,000	91,453
Seven Bank Ltd.	1,700	4,117
Sharp Corp.	4,000	13,631
Shiga Bank Ltd. (The)	1,000	5,808
Shikoku Electric Power Co. Inc.	700	8,591
Shimachu Co. Ltd.	300	6,368
Shimadzu Corp.	1,000	6,706
Shimamura Co. Ltd.	100	9,840
Shimano Inc.	300	20,513
Shimizu Corp.	2,000	6,487
Shin-Etsu Chemical Co. Ltd.	1,700	104,131
Shinko Electric Industries Co. Ltd.	500	3,819
ShinMaywa Industries Ltd.	1,000	6,662
Shinsei Bank Ltd.	5,000	10,245
Shionogi & Co. Ltd.	1,100	19,695
Ship Healthcare Holdings Inc.	100	2,870
Shiseido Co. Ltd.	1,400	19,437
Shizuoka Bank Ltd. (The)	2,000	18,891
SHO-BOND Holdings Co. Ltd.	100	3,698
Showa Corp.	300	3,228
Showa Denko K.K.	5,000	7,670
Showa Shell Sekiyu K.K.	900	5,227
SKY Perfect JSAT Holdings Inc.	9	4,236
SMC Corp.	200	34,670
SoftBank Corp.	3,800	135,744
Sohgo Security Services Co. Ltd.	300	3,981
Sojitz Corp.	5,100	7,656
Sony Corp.	6,500	97,009
Sony Financial Holdings Inc.	600	10,151
Sotetsu Holdings Inc.	2,000	6,706
Square Enix Holdings Co. Ltd.	300	3,731
Stanley Electric Co. Ltd.	500	8,191
Start Today Co. Ltd.	200	1,929

Security	Shares	Value

Sugi Holdings Co. Ltd.	100	$3,441
Sumco Corp.[a]	500	5,199
Sumitomo Bakelite Co. Ltd.	1,000	4,000
Sumitomo Chemical Co. Ltd.	6,000	17,554
Sumitomo Corp.	5,200	67,350
Sumitomo Electric Industries Ltd.	5,500	62,015
Sumitomo Forestry Co. Ltd.	600	5,884
Sumitomo Heavy Industries Ltd.	2,000	8,854
Sumitomo Light Metal Industries Ltd.	5,000	4,931
Sumitomo Metal Mining Co. Ltd.	2,000	31,186
Sumitomo Mitsui Financial Group Inc.	5,000	201,074
Sumitomo Mitsui Trust Holdings Inc.	14,000	51,852
Sumitomo Osaka Cement Co. Ltd.	2,000	6,706
Sumitomo Real Estate Sales Co. Ltd.	50	2,476
Sumitomo Realty & Development Co. Ltd.	2,000	61,034
Sumitomo Rubber Industries Inc.	600	8,014
Sumitomo Warehouse Co. Ltd. (The)	1,000	5,041
Sundrug Co. Ltd.	100	3,769
Suruga Bank Ltd.	1,000	13,062
Suzuken Co. Ltd.	300	9,211
Suzuki Motor Corp.	1,300	34,088
Sysmex Corp.	300	14,349
T&D Holdings Inc.	3,500	43,299
Taiheiyo Cement Corp.	4,000	10,914
Taikisha Ltd.	200	4,039
Taisei Corp.	4,000	11,966
Taisho Pharmaceutical Holdings Co. Ltd.	100	6,914
Taiyo Holdings Co. Ltd.	200	5,623
Taiyo Nippon Sanso Corp.	1,000	6,706
Taiyo Yuden Co. Ltd.	500	4,509
Takasago Thermal Engineering Co. Ltd.	600	4,648
Takashimaya Co. Ltd.	1,000	7,375
Takata Corp.	200	4,043
Takeda Pharmaceutical Co. Ltd.	3,000	154,504
Tamron Co. Ltd.	100	2,824
TDK Corp.	500	18,546
Teijin Ltd.	4,000	9,204
Terumo Corp.	600	26,299
THK Co. Ltd.	500	8,700
Toagosei Co. Ltd.	1,000	4,131
Tobu Railway Co. Ltd.	4,000	21,521
Toda Corp.	1,000	2,750
Toho Bank Ltd. (The)	1,000	3,178

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Toho Co. Ltd.	500	$9,583
Toho Gas Co. Ltd.	1,000	5,358
Toho Holdings Co. Ltd.	200	3,875
Toho Zinc Co. Ltd.	1,000	4,328
Tohoku Electric Power Co. Inc.[a]	1,700	13,859
Tokai Carbon Co. Ltd.	1,000	3,956
Tokai Rika Co. Ltd.	200	3,279
Tokai Tokyo Financial Holdings Inc.	1,000	5,019
Tokio Marine Holdings Inc.	2,600	77,009
Tokuyama Corp.	2,000	3,989
Tokyo Broadcasting System Holdings Inc.	300	3,504
Tokyo Dome Corp.	1,000	3,824
Tokyo Electric Power Co. Inc.[a]	5,300	12,370
Tokyo Electron Ltd.	900	38,659
Tokyo Gas Co. Ltd.	23,000	108,624
Tokyo Ohka Kogyo Co. Ltd.	200	3,894
Tokyo Seimitsu Co. Ltd.	300	5,155
Tokyo Tatemono Co. Ltd.	2,000	9,380
Tokyu Corp.	4,000	21,784
Tokyu Land Corp.	3,000	21,433
TOKYU REIT Inc.	1	5,676
TOMONY Holdings Inc.	1,000	4,350
Tomy Co. Ltd.	800	4,313
TonenGeneral Sekiyu K.K.	1,000	8,733
Top REIT Inc.	1	4,712
Toppan Forms Co. Ltd.	400	3,743
Toppan Printing Co. Ltd.	2,000	12,426
Toray Industries Inc.	8,000	46,285
Toshiba Corp.	15,000	66,732
Toshiba Machine Co. Ltd.	1,000	4,580
Toshiba Tec Corp.	1,000	5,786
Tosoh Corp.	2,000	4,821
TOTO Ltd.	1,000	7,933
Toyo Ink SC Holdings Co. Ltd.	1,000	4,394
Toyo Seikan Kaisha Ltd.	600	7,673
Toyo Tire & Rubber Co. Ltd.	1,000	3,452
Toyobo Co. Ltd.	4,000	6,399
Toyoda Gosei Co. Ltd.	200	4,440
Toyota Boshoku Corp.	300	3,932
Toyota Industries Corp.	600	19,954
Toyota Motor Corp.	13,000	621,795
Toyota Tsusho Corp.	700	16,668
Trend Micro Inc.[a]	400	11,707

Security	Shares	Value

TS Tech Co. Ltd.	200	$3,868
TSI Holdings Co. Ltd.	400	2,135
Tsubakimoto Chain Co.	1,000	5,325
Tsumura & Co.	200	6,597
TV Asahi Corp.	200	3,088
Ube Industries Ltd.	4,000	8,328
Unicharm Corp.	400	21,258
Unipres Corp.	100	2,215
United Arrows Ltd.	100	2,426
United Urban Investment Corp.	7	8,568
Universal Entertainment Corp.	100	1,906
UNY Co. Ltd.	800	5,943
Ushio Inc.	500	5,413
USS Co. Ltd.	80	8,994
Valor Co. Ltd.	200	3,202
Wacom Co. Ltd.	2	6,533
Watami Co. Ltd.	100	1,889
West Japan Railway Co.	600	23,734
Xebio Co. Ltd.	100	2,049
Yahoo! Japan Corp.	56	22,060
Yakult Honsha Co. Ltd.	300	12,673
Yamada Denki Co. Ltd.	320	12,343
Yamagata Bank Ltd. (The)	1,000	4,482
Yamaguchi Financial Group Inc.	1,000	9,654
Yamaha Corp.	600	6,364
Yamaha Motor Co. Ltd.	1,000	12,722
Yamanashi Chuo Bank Ltd. (The)	1,000	4,065
Yamato Holdings Co. Ltd.	1,400	23,579
Yamato Kogyo Co. Ltd.	200	5,735
Yaskawa Electric Corp.	1,000	9,369
Yokogawa Electric Corp.	800	8,933
Yokohama Rubber Co. Ltd. (The)	1,000	7,714
Yoshinoya Holdings Co. Ltd.	4	4,795
Zenrin Co. Ltd.	300	4,014
Zensho Holdings Co. Ltd.	300	3,452
Zeon Corp.	1,000	8,689

		11,004,326
MALAYSIA — 0.81%
Affin Holdings Bhd	1,800	1,906
AirAsia Bhd	5,100	4,563
Alliance Financial Group Bhd	3,900	5,360
AMMB Holdings Bhd	6,600	13,510
Axiata Group Bhd	9,500	19,263

62	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Berjaya Corp. Bhd	14,000	$2,411
Berjaya Sports Toto Bhd	2,657	3,720
British American Tobacco (Malaysia) Bhd	500	9,237
Bumi Armada Bhd[a]	5,200	6,310
Bursa Malaysia Bhd	2,300	4,900
CapitaMalls Malaysia Trust Bhd	4,500	2,679
Carlsberg Brewery Malaysia Bhd	700	2,676
CIMB Group Holdings Bhd	28,500	66,136
Dialog Group Bhd	5,600	4,163
DiGi.Com Bhd	18,400	29,137
DRB-Hicom Bhd	2,600	2,151
Felda Global Ventures Holdings Bhd	5,300	7,813
Gamuda Bhd	6,000	7,184
Genting Bhd	10,600	32,411
Genting Malaysia Bhd	10,900	12,875
Genting Plantations Bhd	1,200	3,179
HAP Seng Consolidated Bhd	3,800	1,994
Hong Leong Bank Bhd	2,200	10,083
Hong Leong Financial Group Bhd	1,000	4,429
IGB Corp. Bhd	4,000	3,013
IHH Healthcare Bhd[a]	9,000	9,530
IJM Corp. Bhd	4,200	6,813
IOI Corp. Bhd	12,900	20,635
KLCC Property Holdings Bhd	1,200	2,429
KPJ Healthcare Bhd	4,000	7,351
Kuala Lumpur Kepong Bhd	1,900	13,270
Lafarge Malayan Cement Bhd	1,600	4,789
Malayan Banking Bhd	21,200	60,591
Malaysia Airports Holdings Bhd	2,500	4,433
Malaysia Marine and Heavy Engineering Holdings Bhd	2,100	2,845
Malaysian Resources Corp. Bhd	7,200	3,221
Maxis Communications Bhd	8,400	17,222
Media Prima Bhd	5,700	4,091
MISC Bhd[a]	4,800	6,875
MMC Corp. Bhd	3,500	2,749
Multi-Purpose Holdings Bhd	2,900	3,071
Parkson Holdings Bhd	2,800	4,353
Pavilion Real Estate Investment Trust Bhd	4,500	2,144
Petronas Chemicals Group Bhd	10,900	20,874
Petronas Dagangan Bhd	1,000	7,332
Petronas Gas Bhd	2,300	13,739
PPB Group Bhd	2,100	8,422

Security	Shares	Value

Public Bank Bhd Foreign	4,100	$20,480
RHB Capital Bhd	2,600	6,477
Sapurakencana Petroleum Bhd[a]	9,000	8,458
Sime Darby Bhd	10,000	29,932
Sunway Real Estate Investment Trust Bhd	7,300	3,642
TAN Chong Motor Holdings Bhd	1,800	2,914
Telekom Malaysia Bhd	3,800	6,788
Tenaga Nasional Bhd	15,400	34,696
TIME dotCom Bhd	2,000	2,382
Top Glove Corp. Bhd	2,100	3,535
UEM Land Holdings Bhd[a]	6,500	4,602
UMW Holdings Bhd	1,700	6,642
WCT Bhd	5,370	3,820
YTL Corp. Bhd	17,900	9,506
YTL Power International Bhd	9,900	4,843

		636,599
MEXICO — 1.16%
Alfa SAB de CV Series A	15,500	37,239
Alsea SAB de CVa	2,000	4,640
America Movil SAB de CV Series L	167,700	210,756
Arca Continental SAB de CV	1,100	8,393
Bolsa Mexicana de Valores SAB de CV	1,400	3,557
Cemex SAB de CV CPO[a]	51,000	55,666
Coca-Cola FEMSA SAB de CV Series L	1,500	23,750
Compartamos SAB de CV	4,500	6,998
Corporacion Geo SAB de CV Series Ba	2,700	3,157
Desarrolladora Homex SAB de CVa	1,300	3,153
El Puerto de Liverpool SA de CV Series C1	600	6,653
Empresas ICA SAB de CVa	2,600	7,793
Fomento Economico Mexicano SAB de CV BD Units	8,100	87,512
Genomma Lab Internacional SAB de CV Series Ba	3,000	6,853
Gruma SAB de CV Series Ba	900	3,007
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,300	8,104
Grupo Aeroportuario del Sureste SAB de CV Series B	800	9,603
Grupo Bimbo SAB de CV Series A	6,100	15,784
Grupo Carso SAB de CV Series A1	1,900	9,230
Grupo Financiero Banorte SAB de CV Series O	8,100	55,883

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Grupo Financiero Inbursa SAB de CV Series O	7,100	$19,907
Grupo Financiero Santander Mexico SAB de CV Series B	5,300	16,375
Grupo Herdez SAB de CV	1,300	4,111
Grupo Mexico SAB de CV Series B	16,600	61,893
Grupo Modelo SAB de CV Series C	2,200	18,731
Grupo Simec SAB de CV Series Ba	600	2,990
Grupo Televisa SAB de CV CPO	12,500	70,077
Industrias CH SAB de CV Series Ba	700	5,770
Industrias Penoles SAB de CV	500	24,573
Kimberly-Clark de Mexico SAB de CV Series A	5,600	15,684
Mexichem SAB de CV	3,700	20,941
Minera Frisco SAB de CV Series A1[a]	2,200	9,446
TV Azteca SAB de CV CPO	5,600	3,944
Urbi Desarrollos Urbanos SAB de CVa	3,700	2,149
Wal-Mart de Mexico SAB de CV Series V	21,500	69,741

		914,063
NETHERLANDS — 1.69%
Aalberts Industries NV	364	8,180
AEGON NV	7,251	48,504
Akzo Nobel NV	987	67,510
Arcadis NV	251	6,601
ASM International NV	187	7,452
ASML Holding NV	1,295	97,208
BinckBank NV	467	4,524
Brunel International NV	67	3,587
Corio NV	227	11,020
CSM NV CVA	285	6,600
D.E Master Blenders 1753 NVa	3,662	45,165
Delta Lloyd NV	524	10,306
Eurocommercial Properties NV	159	6,334
Fugro NV CVA	257	15,571
Heineken Holding NV	378	22,332
Heineken NV	956	67,206
ING Groep NV CVA[a]	16,355	165,370
Koninklijke Ahold NV	4,567	67,076
Koninklijke BAM Groep NV	1,161	4,854
Koninklijke DSM NV	551	33,773
Koninklijke KPN NV	3,627	20,412
Koninklijke Philips Electronics NV	4,435	138,522
Koninklijke Ten Cate NV	181	4,908

Security	Shares	Value

Mediq NV	240	$4,535
Nieuwe Steen Investments NV	411	3,570
Nutreco NV	137	12,142
PostNL NVa	1,651	4,323
Randstad Holding NV	446	18,489
Reed Elsevier NV	2,498	38,807
Royal Boskalis Westminster NV CVA	261	11,950
Royal Imtech NV	267	7,047
Royal Vopak NV	251	17,134
SBM Offshore NVa	660	10,128
TKH Group NV	230	6,275
TNT Express NV	1,843	14,157
TomTom NVa	439	2,279
Unilever NV CVA	6,279	253,989
Unit4 NV	166	5,560
USG People NV	470	4,005
VastNed Retail NV	102	4,604
Wereldhave NV	98	6,755
Wolters Kluwer NV	1,123	22,759
Ziggo NV	669	21,336

		1,332,859
NEW ZEALAND — 0.12%
Air New Zealand Ltd.	1,925	2,022
Auckland International Airport Ltd.	3,692	8,796
Chorus Ltd.	1,365	3,269
Contact Energy Ltd.[a]	1,501	6,584
Fisher & Paykel Healthcare Corp. Ltd.	2,166	4,332
Fletcher Building Ltd.	2,488	19,904
Freightways Ltd.	911	3,476
Goodman Property Trust	2,373	2,044
Infratil Ltd.	2,229	4,608
Kiwi Income Property Trust	2,144	2,063
Mainfreight Ltd.	320	3,227
Nuplex Industries Ltd.	1,104	3,061
Precinct Properties New Zealand Ltd.	2,469	2,116
Ryman Healthcare Ltd.	1,272	4,928
Sky Network Television Ltd.	910	3,961
SKYCITY Entertainment Group Ltd.	1,962	6,546
Telecom Corp. of New Zealand Ltd.	6,527	13,301
Trade Me Ltd.	598	2,101

		96,339

64	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

NORWAY — 0.80%
Aker ASA Class A	104	$4,426
Aker Solutions ASA	592	12,923
Algeta ASA[a]	174	5,314
Atea ASA	440	5,224
Austevoll Seafood ASA	644	3,647
Cermaq ASA	304	5,220
Det norske oljeselskap ASA[a]	207	3,244
DNB ASA	5,534	77,231
DNO International ASA[a]	2,309	3,918
Fred Olsen Energy ASA	127	6,055
Gjensidige Forsikring ASA	609	9,556
Kvaerner ASA	1,223	3,530
Leroey Seafood Group ASA	135	3,872
Marine Harvest ASA[a]	10,493	10,484
Norsk Hydro ASA	3,175	15,178
Northland Resources SAa	4,193	812
Norwegian Air Shuttle ASa	164	4,988
Norwegian Property ASA	3,512	5,402
Opera Software ASA	494	3,095
Orkla ASA	2,621	23,077
Petroleum Geo-Services ASA	801	14,178
Polarcus Ltd.[a]	2,536	3,196
Prosafe SE	976	9,271
Renewable Energy Corp. ASA[a]	9,869	1,911
Schibsted ASA	279	11,197
Seadrill Ltd.	1,667	65,864
SpareBank 1 SMN	805	6,088
Statoil ASA	4,872	129,488
Stolt-Nielsen Ltd.	193	4,107
Storebrand ASA[a]	1,331	6,810
Subsea 7 SA	1,014	24,487
Telenor ASA	3,165	69,666
TGS-NOPEC Geophysical Co. ASA	377	14,048
Tomra Systems ASA	750	6,370
Yara International ASA	1,001	53,301

		627,178
PERU — 0.12%
Compania de Minas Buenaventura SA SP ADR	754	22,311
Credicorp Ltd.	282	44,198
Southern Copper Corp.	734	28,912

		95,421

Security	Shares	Value

PHILIPPINES — 0.22%
Aboitiz Equity Ventures Inc.	7,200	$9,831
Aboitiz Power Corp.	7,500	7,023
Alliance Global Group Inc.	14,800	6,882
Ayala Corp.	700	9,773
Ayala Land Inc.	20,400	14,541
Bank of the Philippine Islands	2,920	7,177
BDO Unibank Inc.[a]	5,400	10,207
Belle Corp.[a]	20,700	2,580
DMCI Holdings Inc.	3,000	4,055
Energy Development Corp.	31,500	5,536
First Gen Corp.[a]	5,900	3,836
First Philippine Holdings Corp.	1,770	4,468
Globe Telecom Inc.	125	3,300
International Container Terminal Services Inc.	3,000	5,608
Jollibee Foods Corp.	1,620	4,368
Manila Water Co. Inc.	4,700	4,147
Megaworld Corp.	46,000	3,810
Metropolitan Bank & Trust Co.	930	2,409
Philippine Long Distance Telephone Co.	155	10,614
Philippine National Bank[a]	1,420	3,455
Puregold Price Club Inc.	3,700	3,178
Robinsons Land Corp.	6,300	3,314
San Miguel Corp.	1,830	5,038
Security Bank Corp.	500	2,135
SM Investments Corp.	790	18,485
SM Prime Holdings Inc.	25,700	11,080
Universal Robina Corp.	3,300	7,089

		173,939
POLAND — 0.32%
Asseco Poland SA	284	4,127
Bank Handlowy w Warszawie SA	126	3,894
Bank Millennium SAa	1,845	2,723
Bank Pekao SA	438	21,528
BRE Bank SAa	55	5,746
Cyfrowy Polsat SAa	857	4,636
ENEA SA	489	2,413
Eurocash SA	265	4,305
Getin Noble Bank SAa	5,498	3,462
Globe Trade Centre SAa,c	1,058	2,942
Grupa Lotos SAa	284	3,668
Jastrzebska Spolka Weglowa SA	129	3,916

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Kernel Holding SAa	203	$4,569
KGHM Polska Miedz SA	696	42,458
Lubelski Wegiel Bogdanka SA	142	6,260
Netia SAa	1,420	2,109
Polska Grupa Energetyczna SA	2,796	15,404
Polski Koncern Naftowy Orlen SAa	1,200	18,989
Polskie Gornictwo Naftowe i Gazownictwo SAa	7,010	12,451
Powszechna Kasa Oszczednosci Bank Polski SA	2,744	30,687
Powszechny Zaklad Ubezpieczen SA	206	27,109
Synthos SA	1,934	3,279
Tauron Polska Energia SA	4,007	6,108
Telekomunikacja Polska SA	2,684	10,401
TVN SA	918	2,879
Zaklady Azotowe w Tarnowie-Moscicach SAa	128	2,336

		248,399
PORTUGAL — 0.15%
Banco BPI SAa	1,804	3,105
Banco Comercial Portugues SA Registered[a]	42,920	5,767
Banco Espirito Santo SA Registered[a]	7,587	10,762
Energias de Portugal SA	6,976	22,489
Galp Energia SGPS SA Class B	2,378	38,622
Jeronimo Martins SGPS SA	815	17,319
Portucel SA	747	2,886
Portugal Telecom SGPS SA Registered	2,237	13,057
Sonae SGPS SA	3,511	3,479
Zon Multimedia Servicos Telecomunicacoes e Multimedia SGPS SA	926	3,962

		121,448
RUSSIA — 0.12%
Gazprom OAO SP ADR	3,075	29,059
LUKOIL OAO SP ADR	264	17,846
MegaFon OAO SP GDR[a]	35	945
Mobile TeleSystems OJSC SP ADR	119	2,340
Sberbank of Russia SP ADR	3,170	46,694

		96,884
SINGAPORE — 1.41%
AIMS AMP Capital Industrial REIT	16,000	20,488
ARA Asset Management Ltd.[c]	3,000	4,144
Ascendas India Trust	33,000	21,861
Ascendas REIT	6,000	12,264

Security	Shares	Value

Ascott Residence Trust	4,000	$4,476
Biosensors International Group Ltd.[a]	4,000	4,379
Cache Logistics Trust	7,000	7,126
Cambridge Industrial Trust	45,000	25,812
CapitaCommercial Trust	7,000	9,416
CapitaLand Ltd.	9,000	29,084
CapitaMall Trust Management Ltd.	8,000	13,702
CapitaMalls Asia Ltd.	5,000	8,725
CapitaRetail China Trust	4,000	5,671
CDL Hospitality Trusts	3,000	4,896
City Developments Ltd.	2,000	18,888
ComfortDelGro Corp. Ltd.	7,000	10,915
COSCO Corp. (Singapore) Ltd.	5,000	3,837
DBS Group Holdings Ltd.	7,000	84,602
Ezion Holdings Ltd.	3,000	4,387
Ezra Holdings Ltd.[a]	4,000	3,846
First REIT	24,000	20,746
First Resources Ltd.	2,000	3,159
Fraser and Neave Ltd.	4,000	30,861
Frasers Centrepoint Trust	3,000	4,702
Frasers Commercial Trust	6,000	6,471
Genting Singapore PLC	23,000	28,801
Global Logistic Properties Ltd.	7,000	15,608
Golden Agri-Resources Ltd.	24,000	12,312
Hutchison Port Holdings Trust	19,000	15,580
Hyflux Ltd.	3,000	3,260
Indofood Agri Resources Ltd.	3,000	3,163
K-Green Trust[c]	41,000	34,614
Keppel Corp. Ltd.	6,000	55,744
Keppel Land Ltd.	3,000	10,325
Keppel REIT Management Ltd.	2,000	2,214
LionGold Corp. Ltd.[a]	3,000	2,569
Lippo Malls Indonesia Retail Trust	11,000	4,666
M1 Ltd.	2,000	4,492
Mapletree Commercial Trust	4,000	4,314
Mapletree Industrial Trust	4,000	4,427
Mapletree Logistics Trust	4,000	3,781
Midas Holdings Ltd.	10,000	4,403
Neptune Orient Lines Ltd.[a]	4,000	4,153
Noble Group Ltd.	14,000	13,799
Olam International Ltd.[c]	6,000	7,828
Oversea-Chinese Banking Corp. Ltd.	10,000	79,011
Overseas Union Enterprise Ltd.	1,000	2,407

66	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Parkway Life REIT	3,000	$5,647
Perennial China Retail Trust[c]	13,000	6,512
Raffles Medical Group Ltd.	2,000	4,896
Sabana Shari’ah Compliant Industrial REIT	77,065	73,155
SATS Ltd.[c]	3,000	7,392
SembCorp Industries Ltd.	4,000	17,709
SembCorp Marine Ltd.	3,000	11,464
Singapore Airlines Ltd.	2,000	17,757
Singapore Exchange Ltd.	3,000	18,880
Singapore Post Ltd.	7,000	6,843
Singapore Technologies Engineering Ltd.	6,000	19,001
Singapore Telecommunications Ltd.	31,000	87,655
SMRT Corp. Ltd.[c]	4,000	5,267
Starhill Global REIT	8,000	5,461
StarHub Ltd.	2,000	6,301
STX OSV Holdings Ltd.	2,000	2,036
Suntec REIT	7,000	9,586
Super Group Ltd.	1,000	2,787
Tiger Airways Holdings Ltd.[a]	7,000	4,326
United Engineers Ltd.	1,000	2,739
United Overseas Bank Ltd.	4,000	60,914
UOL Group Ltd.	2,000	10,099
Venture Corp. Ltd.	1,000	6,859
Wheelock Properties Ltd.	1,000	1,592
Wilmar International Ltd.	7,000	21,603
Wing Tai Holdings Ltd.[c]	3,000	4,617
Yangzijiang Shipbuilding (Holdings) Ltd.	7,000	5,542
Yanlord Land Group Ltd.[a]	2,000	2,601

		1,111,170
SOUTH AFRICA — 1.68%
Absa Group Ltd.	1,092	20,964
Acucap Properties Ltd.	689	3,536
Adcock Ingram Holdings Ltd.	806	5,179
Aeci Ltd.	644	6,145
African Bank Investments Ltd.	2,709	9,355
African Rainbow Minerals Ltd.	389	8,774
Anglo American Platinum Ltd.	264	12,944
AngloGold Ashanti Ltd.	1,947	54,270
ArcelorMittal South Africa Ltd.[a]	936	3,673
Aspen Pharmacare Holdings Ltd.	2,219	40,944
Assore Ltd.	111	5,529
Aveng Ltd.	1,669	5,839
AVI Ltd.	1,017	6,227

Security	Shares	Value

Barloworld Ltd.	815	$7,664
Bidvest Group Ltd.	1,050	25,136
Brait SEa	1,670	5,982
Capital Property Fund	4,648	5,474
Clicks Group Ltd.	1,059	7,113
Coronation Fund Managers Ltd.	1,219	6,001
DataTec Ltd.	930	4,862
Discovery Holdings Ltd.	1,080	8,008
Emira Property Fund	2,374	3,827
Exxaro Resources Ltd.	475	9,359
FirstRand Ltd.	15,056	54,354
Foschini Group Ltd. (The)	746	9,780
Fountainhead Property Trust	5,793	5,512
Gold Fields Ltd.	3,701	42,988
Grindrod Ltd.	1,875	3,482
Growthpoint Properties Ltd.	5,496	15,498
Harmony Gold Mining Co. Ltd.	1,440	9,483
Hyprop Investments Ltd. Units	349	2,795
Illovo Sugar Ltd.	1,128	3,839
Impala Platinum Holdings Ltd.	2,693	48,954
Imperial Holdings Ltd.	639	13,941
Investec Ltd.	996	7,201
JD Group Ltd.	603	2,772
JSE Ltd.	576	4,423
Kumba Iron Ore Ltd.	313	21,099
Lewis Group Ltd.	468	3,501
Liberty Holdings Ltd.	409	5,288
Life Healthcare Group Holdings Ltd.	3,422	12,051
Massmart Holdings Ltd.	418	8,562
MMI Holdings Ltd.	3,520	9,161
Mondi Ltd.	532	6,344
Mr. Price Group Ltd.	850	11,732
MTN Group Ltd.	6,875	134,758
Murray & Roberts Holdings Ltd.[a]	1,967	5,604
Nampak Ltd.	2,358	8,286
Naspers Ltd. Class N	1,679	108,792
Nedbank Group Ltd.	768	16,744
Netcare Ltd.	3,513	7,708
Northam Platinum Ltd.	1,000	4,126
Omnia Holdings Ltd.	226	3,644
Pick n Pay Holdings Ltd.	1,508	3,305
Pick n Pay Stores Ltd.	1,002	5,105
PPC Ltd.	2,014	7,384

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Redefine Properties Ltd.	8,918	$9,574
Remgro Ltd.	1,555	28,428
Resilient Property Income Fund Ltd.	904	5,110
Reunert Ltd.	710	5,929
RMB Holdings Ltd.	2,513	12,074
RMI Holdings Ltd.	2,350	6,024
Sanlam Ltd.	9,191	46,855
Santam Ltd.	137	2,989
Sappi Ltd.[a]	2,228	7,799
Sasol Ltd.	2,280	98,843
Shoprite Holdings Ltd.	2,110	39,800
SPAR Group Ltd. (The)	656	8,639
Standard Bank Group Ltd.	5,070	66,216
Steinhoff International Holdings Ltd.[a]	4,140	12,582
Sun International Ltd.	527	6,047
Super Group Ltd.[a]	1,787	3,601
Telkom South Africa Ltd.[a]	1,393	2,595
Tiger Brands Ltd.	595	19,615
Tongaat Hulett Ltd.	408	6,349
Truworths International Ltd.	1,597	18,149
Vodacom Group Ltd.	1,385	19,344
Wilson Bayly Holmes-Ovcon Ltd.	250	4,338
Woolworths Holdings Ltd.	2,698	19,209

		1,325,130
SOUTH KOREA — 3.26%
3S Korea Co. Ltd.[a]	277	2,027
Able C&C Co. Ltd.	38	2,652
AmorePacific Corp.	13	13,073
AmorePacific Group	12	4,540
Asiana Airlines Inc.[a]	600	3,323
Binggrae Co. Ltd.	31	3,473
BS Financial Group Inc.	630	8,331
Capro Corp.	170	1,710
Celltrion Inc.	465	10,953
Chabio & Diostech Co. Ltd.[a]	321	2,859
Cheil Industries Inc.	171	13,709
Cheil Worldwide Inc.	360	7,406
CJ CGV Co. Ltd.	140	4,731
CJ CheilJedang Corp.	31	10,562
CJ Corp.	61	7,002
CJ E&M Corp.[a]	105	3,288
CJ O Shopping Co. Ltd.	15	4,077
Com2uS Corp.[a]	31	1,042

Security	Shares	Value

Cosmax Inc.	60	$2,298
Coway Co. Ltd.[a]	220	9,556
Daelim Industrial Co. Ltd.	101	8,598
Daesang Corp.	110	2,788
Daewoo Engineering & Construction Co. Ltd.[a]	480	3,989
Daewoo International Corp.	150	5,124
Daewoo Securities Co. Ltd.	680	7,462
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	370	10,126
Daishin Securities Co. Ltd.	560	5,503
Daou Technology Inc.	160	2,461
Daum Communications Corp.	54	5,063
Dong-A Pharmaceutical Co. Ltd.	41	4,443
Dongbu Insurance Co. Ltd.	170	7,291
Dongkuk Steel Mill Co. Ltd.	270	3,236
Dongsuh Companies Inc.	248	4,270
Dongwon Industries Co. Ltd.	9	2,496
Doosan Corp.	33	3,894
Doosan Heavy Industries & Construction Co. Ltd.	192	8,208
Doosan Infracore Co. Ltd.[a]	410	6,062
E-Mart Co. Ltd.	80	17,779
Fila Korea Ltd.	57	3,298
Gamevil Inc.[a]	24	1,984
GemVax & Kael Co. Ltd.[a]	103	3,136
Grand Korea Leisure Co. Ltd.	130	3,671
Green Cross Corp.	30	3,871
Green Cross Holdings Corp.	170	2,209
GS Engineering & Construction Corp.	142	7,264
GS Holdings Corp.	201	13,106
Halla Climate Control Corp.	160	3,585
Hana Tour Service Inc.	54	3,491
Handsome Co. Ltd.	100	2,328
Hanjin Heavy Industries & Construction Co. Ltd.[a]	240	2,160
Hanjin Shipping Co. Ltd.[a]	380	4,083
Hankook Tire Co. Ltd.[a]	280	11,494
Hanmi Pharm Co. Ltd.[a]	34	4,309
Hansol Paper Co.	380	3,594
Hanwha Chemical Corp.	350	6,187
Hanwha Corp.	200	6,144
Hanwha Life Insurance Co. Ltd.	810	5,519
Hotel Shilla Co. Ltd.	133	5,600

68	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Huchems Fine Chemical Corp.	150	$3,513
Hyosung Corp.	100	5,859
Hyundai Department Store Co. Ltd.	60	8,899
Hyundai Development Co.	240	5,146
Hyundai Engineering & Construction Co. Ltd.	259	16,316
Hyundai Glovis Co. Ltd.	51	9,508
Hyundai Greenfood Co. Ltd.	210	3,172
Hyundai Heavy Industries Co. Ltd.	254	50,150
Hyundai Home Shopping Network Corp.	18	2,281
Hyundai Hysco Co. Ltd.	140	4,847
Hyundai Marine & Fire Insurance Co. Ltd.	250	7,691
Hyundai Merchant Marine Co. Ltd.[a]	212	3,981
Hyundai Mipo Dockyard Co. Ltd.	47	5,050
Hyundai Mobis Co. Ltd.	312	81,659
Hyundai Motor Co.	669	125,945
Hyundai Securities Co. Ltd.	600	4,887
Hyundai Steel Co.	219	16,673
Hyundai Wia Corp.	57	7,695
iMarketKorea Inc.	80	1,671
Industrial Bank of Korea	680	7,681
Interflex Co. Ltd.	34	1,207
Jeonbuk Bank	7,690	32,803
Kangwon Land Inc.	380	10,905
KB Financial Group Inc.	1,522	54,371
KCC Corp.	18	4,810
KEPCO Plant Service & Engineering Co. Ltd.	57	2,869
Kia Motors Corp.	1,314	62,386
KIWOOM Securities Co. Ltd.	65	3,635
Kolon Industries Inc.	75	4,243
Korea Aerospace Industries Ltd.	140	3,246
Korea Electric Power Corp.[a]	980	29,159
Korea Exchange Bank[a]	1,080	7,518
Korea Gas Corp.	90	5,513
Korea Investment Holdings Co. Ltd.	170	6,604
Korea Zinc Co. Ltd.	32	11,285
Korean Air Lines Co. Ltd.[a]	160	6,678
Korean Reinsurance Co.	380	3,996
KT Corp.	140	4,706
KT Skylife Co. Ltd.[a]	100	2,952
KT&G Corp.	650	45,306
Kumho Petro Chemical Co. Ltd.	54	5,901
Kumho Tire Co. Inc.[a]	250	2,560
LG Chem Ltd.	226	63,197

Security	Shares	Value

LG Corp.	859	$50,565
LG Display Co. Ltd.[a]	1,180	31,751
LG Electronics Inc.	579	38,337
LG Fashion Corp.	110	2,869
LG Hausys Ltd.	53	3,616
LG Household & Health Care Ltd.	36	20,068
LG Innotek Co. Ltd.[a]	55	3,864
LG International Corp.	130	5,372
LG Life Sciences Ltd.[a]	90	4,860
LG Uplus Corp.	930	6,952
LIG Insurance Co. Ltd.	190	4,458
Lock & Lock Co. Ltd.	110	2,727
Lotte Chemical Corp.	95	22,029
Lotte Chilsung Beverage Co. Ltd.	3	4,011
Lotte Confectionery Co. Ltd.	3	4,752
Lotte Samkang Co. Ltd.	5	3,136
Lotte Shopping Co. Ltd.	60	20,525
LS Corp.	76	6,386
LS Industrial Systems Co. Ltd.	73	4,518
Mando Corp.	51	5,667
Medipost Co. Ltd.[a]	35	2,645
Medy-Tox Inc.	33	2,515
MegaStudy Co. Ltd.	43	3,025
Meritz Fire & Marine Insurance Co. Ltd.	270	3,298
Mirae Asset Securities Co. Ltd.	130	4,507
Namyang Dairy Products Co. Ltd.	4	3,526
NCsoft Corp.	58	7,350
Neo Holdings Co. Ltd.[a,d]	33	—
Nexen Tire Corp.	150	1,743
NHN Corp.	168	37,182
NongShim Co. Ltd.	16	4,099
OCI Co. Ltd.	60	9,229
ORION Corp.	14	13,075
Paradise Co. Ltd.	147	2,592
Partron Co. Ltd.	206	4,001
Poongsan Corp.	100	2,649
POSCO	271	88,722
RNL BIO Co. Ltd.[a]	580	1,465
S-Oil Corp.	176	15,823
S1 Corp.	85	5,097
Samsung C&T Corp.	471	27,423
Samsung Card Co. Ltd.	180	5,918
Samsung Electro-Mechanics Co. Ltd.	229	19,284

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Samsung Electronics Co. Ltd.	458	$609,026
Samsung Engineering Co. Ltd.	214	30,560
Samsung Fine Chemicals Co. Ltd.	84	4,065
Samsung Fire & Marine Insurance Co. Ltd.	135	27,337
Samsung Heavy Industries Co. Ltd.	600	21,076
Samsung Life Insurance Co. Ltd.	245	23,624
Samsung SDI Co. Ltd.	131	17,143
Samsung Securities Co. Ltd.	250	12,949
Samsung Techwin Co. Ltd.	151	7,987
SeAH Besteel Corp.	90	2,451
Seegene Inc.[a]	43	2,488
Seoul Semiconductor Co. Ltd.	188	4,670
SFA Engineering Corp.	71	3,117
Shinsegae Co. Ltd.	30	6,061
SK Broadband Co. Ltd.[a]	993	4,464
SK C&C Co. Ltd.	90	8,554
SK Chemicals Co. Ltd.	68	3,734
SK Holdings Co. Ltd.	97	15,322
SK Hynix Inc.[a]	2,340	52,433
SK Innovation Co. Ltd.	324	51,028
SK Networks Co. Ltd.	570	4,214
SK Telecom Co. Ltd.	42	6,461
SKC Co. Ltd.	90	2,885
SM Entertainment Co.[a]	57	2,115
STX Offshore & Shipbuilding Co. Ltd.	340	2,176
STX Pan Ocean Co. Ltd.	770	4,009
Sung Kwang Bend Co. Ltd.	106	2,224
Sungwoo Hitech Co. Ltd.	209	2,342
Taekwang Industrial Co. Ltd.	3	2,667
TK Corp.[a]	99	1,977
TONGYANG Life Insurance Co.	280	3,047
TONGYANG Securities Inc.	930	3,459
ViroMed Co. Ltd.[a]	84	2,002
Woori Finance Holdings Co. Ltd.	1,410	16,574
Woori Investment & Securities Co. Ltd.	570	6,465
YG Entertainment Inc.[a]	24	1,380
Youngone Corp.	90	3,132
Youngone Holdings Co. Ltd.	43	2,654
Yuhan Corp.	38	6,404

		2,566,819
SPAIN — 1.97%
Abertis Infraestructuras SA	1,317	22,561
Acciona SA	89	7,154

Security	Shares	Value

Acerinox SA	459	$5,083
Actividades de Construcciones y Servicios SA	508	12,184
Almirall SA	318	3,937
Amadeus IT Holding SA Class A	1,870	46,896
Banco Bilbao Vizcaya Argentaria SA	22,688	225,586
Banco de Sabadell SAa	14,174	37,960
Banco Popular Espanol SAa	19,872	17,911
Banco Santander SA	41,750	350,173
Bankia SAa	3,784	2,625
Bankinter SA	1,027	5,576
Bolsas y Mercados Espanoles	298	8,347
CaixaBank	3,001	11,842
Construcciones y Auxiliar de Ferrocarriles SA	9	4,507
Corporacion Financiera Alba SA	86	3,991
Distribuidora Internacional de Alimentacion SA	2,202	16,272
Ebro Foods SA	324	6,553
Enagas SA	645	15,260
Ferrovial SA	2,544	40,765
Fomento de Construcciones y Contratas SAc	241	3,258
Gamesa Corporacion Tecnologica SA	1,658	3,925
Gas Natural SDG SA	1,262	25,190
Grifols SAa	564	19,178
Grupo Catalana Occidente SA	199	4,262
Iberdrola SA	17,495	94,326
Indra Sistemas SAc	455	5,947
Industria de Diseno Textil SA	921	129,017
International Consolidated Airlines Group SAa	3,550	12,028
Jazztel PLC[a]	878	6,029
Mapfre SA	2,719	8,382
Mediaset Espana Comunicacion SA	728	5,493
Obrascon Huarte Lain SA	168	5,097
Prosegur Compania de Seguridad SA	771	4,814
Red Electrica Corporacion SA	389	21,654
Repsol SA	3,642	81,298
Tecnicas Reunidas SA	113	5,747
Telefonica SA	17,677	256,264
Viscofan SA	174	9,098
Zardoya Otis SA	543	8,336

		1,554,526

70	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

SWEDEN — 2.23%
AarhusKarlshamn AB	112	$4,770
Active Biotech ABa	224	1,693
AF AB Class B	154	3,727
Alfa Laval AB	1,193	25,461
Alliance Oil Co. Ltd. SDR[a]	472	4,132
Assa Abloy AB Class B	1,681	62,875
Atlas Copco AB Class A	3,178	90,549
Atlas Copco AB Class B	1,243	31,685
Axfood AB	94	3,888
Axis Communications AB	221	5,488
Betsson AB	109	3,649
Billerud AB	568	6,048
Boliden AB	921	17,022
Castellum AB	537	7,916
Clas Ohlson AB Class B	200	2,986
Electrolux AB Class B	858	22,653
Elekta AB Class B	1,353	20,115
Fabege AB	485	5,297
Getinge AB Class B	743	22,910
Hakon Invest AB	209	4,286
Hennes & Mauritz AB Class B	3,884	142,954
Hexagon AB Class B	888	23,836
Hexpol AB	97	5,366
Hoganas AB Class B	135	5,580
Holmen AB Class B	201	6,194
Hufvudstaden AB Class A	338	4,369
Husqvarna AB Class B	1,498	9,683
Industrivarden AB Class C	431	7,559
Indutrade AB	101	3,302
Intrum Justitia AB	365	5,908
Investment AB Kinnevik Class B	734	16,911
Investor AB Class B	2,140	60,738
JM AB	311	6,390
Kungsleden AB	695	4,292
Lindab International AB	384	2,746
Loomis AB Class B	299	4,957
Lundbergforetagen AB	141	5,518
Lundin Petroleum ABa	791	20,300
Meda AB Class A	835	9,750
Mekonomen AB	100	3,552
Millicom International Cellular SA SDR	229	21,089
Modern Times Group MTG AB Class B	182	6,662

Security	Shares	Value

NCC AB Class B	303	$7,057
Nibe Industrier AB Class B	314	4,935
Nobia ABa	656	3,979
Nordea Bank AB	10,906	120,233
Oriflame Cosmetics SA SDR	180	5,895
Peab AB	796	4,143
Ratos AB Class B	775	7,466
Saab AB	228	4,927
Sandvik AB	4,853	77,869
Scania AB Class B	1,139	23,360
Securitas AB Class B	1,206	11,268
Skandinaviska Enskilda Banken AB Class A	6,020	60,313
Skanska AB Class B	1,317	22,374
SKF AB Class B	2,546	63,139
SSAB AB Class A	668	5,517
Svenska Cellulosa AB Class B	2,461	59,639
Svenska Handelsbanken AB Class A	1,953	79,801
Swedbank AB Class A	3,284	77,415
Swedish Match AB	738	27,673
Swedish Orphan Biovitrum ABa	698	4,179
Tele2 AB Class B	1,117	20,029
Telefonaktiebolaget LM Ericsson Class B	13,295	154,615
TeliaSonera AB	9,366	67,547
Trelleborg AB Class B	850	10,907
Unibet Group PLC SDR	128	4,405
Volvo AB Class B	6,327	93,566
Wallenstam AB Class B	322	4,010
Wihlborgs Fastigheter AB	322	5,149

		1,756,216
SWITZERLAND — 5.76%
ABB Ltd. Registered	8,968	192,263
Acino Holding AG Registered	53	5,501
Actelion Ltd. Registered	419	20,754
Adecco SA Registered	466	26,767
Allreal Holding AG Registered	62	9,397
AMS AG	47	5,787
Aryzta AG	314	17,640
Baloise Holding AG Registered	172	15,566
Banque Cantonale Vaudoise Registered	9	4,806
Barry Callebaut AG Registered	6	6,040
Basilea Pharmaceutica AG Registered[a]	91	5,047
BKW AG	78	2,698
Bucher Industries AG Registered	33	6,923

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Burckhardt Compression Holding AG	19	$6,709
Clariant AG Registered	918	12,573
Compagnie Financiere Richemont SA Class A Bearer	2,113	173,705
Credit Suisse Group AG Registered	5,212	153,984
Dufry AG Registered[a]	83	11,331
EFG International AG	306	3,596
EMS-Chemie Holding AG Registered	26	6,611
Flughafen Zurich AG Registered	17	7,566
Forbo Holding AG Registered	8	5,373
Galenica Holding AG Registered	18	10,725
GAM Holding AG	757	12,471
Gategroup Holding AG	216	5,409
Geberit AG Registered	120	28,046
Georg Fischer AG Registered	20	8,545
Givaudan SA Registered	28	31,121
Helvetia Holding AG Registered	23	9,384
Holcim Ltd. Registered	1,048	81,549
Huber & Suhner AG Registered	123	6,255
Implenia AG Registered	141	6,961
Julius Baer Group Ltd.	803	32,852
Kaba Holding AG Class B Registered	19	8,013
Kudelski SA Bearer	339	3,909
Kuehne & Nagel International AG Registered	185	21,720
Kuoni Reisen Holding AG Class B Registered	18	5,461
Lindt & Spruengli AG Participation Certificates	11	39,385
Logitech International SA Registered[c]	735	4,940
Lonza Group AG Registered	205	12,068
Meyer Burger Technology AGa	378	3,521
Mobimo Holding AG Registered	149	34,857
Nestle SA Registered	13,204	926,673
Nobel Biocare Holding AG Registered	618	6,475
Novartis AG Registered	9,452	643,629
OC Oerlikon Corp. AG Registered	562	6,913
Panalpina Welttransport Holding AG Registered	65	6,550
Pargesa Holding SA Bearer	85	6,306
Partners Group Holding AG	141	33,094
PSP Swiss Property AG Registered	114	10,924
Rieter Holding AG Registered	25	4,887
Roche Holding AG Genusschein	2,894	640,145

Security	Shares	Value

Schindler Holding AG Participation Certificates	143	$21,203
Schindler Holding AG Registered	75	10,840
Schweiter Technologies AG Bearer	39	23,687
Schweizerische National-Versicherungs-Gesellschaft AG Registered	361	17,743
SGS SA Registered	19	45,241
Sika AG Bearer	8	20,174
Sonova Holding AG Registered	178	20,586
St Galler Kantonalbank AG Registered	15	6,380
Straumann Holding AG Registered	44	5,925
Sulzer AG Registered	82	12,897
Swatch Group AG (The) Bearer	141	77,337
Swatch Group AG (The) Registered	163	15,333
Swiss Life Holding AG Registered	106	15,926
Swiss Prime Site AG Registered	165	13,945
Swiss Re AG	1,319	98,146
Swisscom AG Registered	74	32,794
Syngenta AG Registered	355	153,190
Tecan AG Registered	81	7,669
Temenos Group AG Registered[a]	319	6,517
Transocean Ltd.	1,540	87,360
UBS AG Registered	15,951	276,449
Valiant Holding Registered	84	8,340
Valora Holding AG Registered	32	7,004
Vontobel Holding AG Registered	169	5,438
Zehnder Group AG Bearer	113	5,349
Zurich Insurance Group AG	640	184,022

		4,532,920
TAIWAN — 2.63%
Acer Inc.[a]	10,000	8,823
Advanced Semiconductor Engineering Inc.	24,000	19,427
Advantech Co. Ltd.	1,000	4,183
ALI Corp.	2,000	2,222
AmTRAN Technology Co. Ltd.	5,000	3,590
Asia Cement Corp.	8,000	10,174
ASUSTeK Computer Inc.	4,000	45,789
AU Optronics Corp.[a]	30,000	12,243
BES Engineering Corp.	14,000	3,845
Capital Securities Corp.	10,000	3,895
Career Technology (MFG.) Co. Ltd.	2,000	2,547
Catcher Technology Co. Ltd.	2,000	8,941
Cathay Financial Holding Co. Ltd.	27,000	30,085

72	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Chailease Holding Co. Ltd.	2,000	$5,351
Chang Hwa Commercial Bank Ltd.	18,000	9,937
Cheng Loong Corp.	14,000	5,785
Cheng Shin Rubber Industry Co. Ltd.	7,000	18,255
Cheng Uei Precision Industry Co. Ltd.	2,000	3,766
Chicony Electronics Co. Ltd.	2,000	5,548
Chin-Poon Industrial Co. Ltd.	3,000	3,160
China Airlines Ltd.[a]	13,000	5,702
China Bills Finance Corp.	11,000	4,210
China Development Financial Holding Corp.[a]	49,000	13,542
China Life Insurance Co. Ltd.[a]	7,000	6,923
China Manmade Fibers Corp.[a]	7,000	2,549
China Motor Co. Ltd.	3,000	2,733
China Petrochemical Development Corp.	7,050	4,334
China Steel Chemical Corp.	1,000	4,945
China Steel Corp.	100,000	94,322
China Synthetic Rubber Corp.	3,000	3,261
Chinatrust Financial Holding Co. Ltd.	42,000	24,039
Chipbond Technology Corp.	2,000	4,118
Chroma ATE Inc.	2,000	4,288
Chunghwa Telecom Co. Ltd.	18,000	57,304
Clevo Co.	3,241	4,500
CMC Magnetics Corp.[a]	22,000	3,442
Compal Electronics Inc.	17,000	12,350
Compeq Manufacturing Co. Ltd.	6,000	2,306
Coretronic Corp.	4,000	3,096
CTCI Corp.	2,000	3,827
Delta Electronics Inc.	7,000	25,367
Dynapack International Technology Corp.	1,000	3,810
E Ink Holdings Inc.	4,000	2,947
E.Sun Financial Holding Co. Ltd.	15,000	8,585
Eclat Textile Co. Ltd.	1,000	4,233
Elan Microelectronics Corp.	2,000	3,705
Epistar Corp.	3,000	5,700
Eternal Chemical Co. Ltd.	4,000	3,427
EVA Airways Corp.[a]	8,000	5,121
Evergreen Marine Corp. Ltd.[a]	8,000	5,026
Everlight Electronics Co. Ltd.	2,000	2,804
Far Eastern Department Stores Co. Ltd.	4,000	3,963
Far Eastern International Bank Ltd.	9,000	3,642
Far Eastern New Century Corp.	12,000	13,899
Far EasTone Telecommunications Co. Ltd.	6,000	15,261

Security	Shares	Value

Faraday Technology Corp.	2,000	$2,506
Farglory Land Development Co. Ltd.	1,000	1,842
Feng Hsin Iron & Steel Co. Ltd.	3,000	5,385
First Financial Holding Co. Ltd.	25,000	15,241
FLEXium Interconnect Inc.	1,000	3,387
Formosa Chemicals & Fibre Corp.	12,000	32,594
Formosa Petrochemical Corp.	5,000	14,411
Formosa Plastics Corp.	29,000	78,770
Formosa Taffeta Co. Ltd.	4,000	3,861
Foxconn Technology Co. Ltd.	3,000	8,768
Fubon Financial Holding Co. Ltd.	22,000	28,127
G Tech Optoelectronics Corp.	1,000	2,330
Giant Manufacturing Co. Ltd.	1,000	5,317
Gigabyte Technology Co. Ltd.	5,000	4,301
Gloria Material Technology Corp.	4,000	3,258
Goldsun Development & Construction Co. Ltd.	10,000	3,878
Grand Pacific Petrochemical Corp.	6,000	3,099
Great Wall Enterprise Co. Ltd.	5,000	4,572
Hey Song Corp.	2,000	2,601
Highwealth Construction Corp.	1,600	3,322
Hiwin Technologies Corp.	1,000	8,027
Hon Hai Precision Industry Co. Ltd.	45,000	128,630
Hotai Motor Co. Ltd.	1,000	7,976
HTC Corp.	3,000	29,617
Hua Nan Financial Holdings Co. Ltd.	22,000	12,704
Huaku Development Co. Ltd.	1,000	2,466
Innolux Corp.[a]	18,000	9,358
Inventec Corp.	12,000	4,796
Kenda Rubber Industrial Co. Ltd.	2,000	2,682
Kerry TJ Logistics Co. Ltd.	2,000	3,163
King Yuan Electronics Co. Ltd.	7,000	4,149
King’s Town Bank[a]	5,000	4,352
Kinsus Interconnect Technology Corp.	1,000	3,136
LCY Chemical Corp.	2,000	2,652
Lite-On Technology Corp.	8,000	11,515
Macronix International Co. Ltd.	17,000	4,894
Makalot Industrial Co. Ltd.	1,000	3,272
MediaTek Inc.	6,000	65,636
Mega Financial Holding Co. Ltd.	30,000	24,537
Merida Industry Co. Ltd.	1,000	4,572
Microbio Co. Ltd.	3,000	3,592
MIN AIK Technology Co. Ltd.	1,000	3,106

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

MiTAC International Corp.	9,000	$3,368
MStar Semiconductor Inc.	1,000	7,603
Nan Kang Rubber Tire Co. Ltd.	3,000	3,515
Nan Ya Plastics Corp.	18,000	36,577
Novatek Microelectronics Corp. Ltd.	2,000	7,959
Oriental Union Chemical Corp.	3,000	3,546
Pegatron Corp.[a]	6,000	7,945
Pou Chen Corp.	8,000	7,993
Powertech Technology Inc.	3,000	4,511
President Chain Store Corp.	2,000	10,804
President Securities Corp.[a]	7,000	4,054
Prince Housing & Development Corp.	4,000	2,791
Qisda Corp.[a]	14,000	3,428
Quanta Computer Inc.	23,000	53,670
Radiant Opto-Electronics Corp.	2,000	7,756
Radium Life Tech Co. Ltd.	4,000	3,807
Realtek Semiconductor Corp.	2,000	4,484
Richtek Technology Corp.	1,000	6,012
Ruentex Development Co. Ltd.	2,000	4,403
Ruentex Industries Ltd.	2,000	5,080
Sanyang Industry Co. Ltd.[a]	5,000	3,582
Shin Kong Financial Holding Co. Ltd.[a]	25,000	7,053
Shin Zu Shing Co. Ltd.	1,000	3,041
Shinkong Synthetic Fibers Corp.	9,000	2,905
Siliconware Precision Industries Co. Ltd.	12,000	12,619
Simplo Technology Co. Ltd.	1,000	4,657
SinoPac Financial Holdings Co. Ltd.	23,000	10,126
Solar Applied Materials Technology Corp.	3,000	3,709
Standard Foods Corp.	1,000	2,794
Synnex Technology International Corp.	5,000	10,143
Ta Chong Bank Ltd.[a]	8,000	2,764
Taichung Commercial Bank Co. Ltd.	11,000	3,968
Tainan Spinning Co. Ltd.	6,000	2,875
Taishin Financial Holdings Co. Ltd.	26,000	10,303
Taiwan Business Bank Ltd.[a]	14,000	4,263
Taiwan Cement Corp.	12,000	16,216
Taiwan Cooperative Financial Holding Co. Ltd.	20,000	11,143
Taiwan Fertilizer Co. Ltd.	3,000	7,437
Taiwan Glass Industry Corp.	4,000	3,922
Taiwan Hon Chuan Enterprise Co. Ltd.	2,000	4,979
Taiwan Mobile Co. Ltd.	6,000	21,337
Taiwan Secom Co. Ltd.	1,000	2,208

Security	Shares	Value

Taiwan Semiconductor Manufacturing Co. Ltd.	103,000	$354,072
Tatung Co. Ltd.[a]	12,000	3,251
Teco Electric and Machinery Co. Ltd.	7,000	5,820
Tong Hsing Electronic Industries Ltd.	1,000	3,844
TPK Holding Co. Ltd.	1,000	17,205
Transcend Information Inc.	1,000	2,733
Tripod Technology Corp.	2,000	4,030
TSRC Corp.	2,000	4,057
TTY Biopharm Co. Ltd.	1,000	3,658
Tung Ho Steel Enterprise Corp.	4,000	4,037
TXC Corp.	2,000	3,224
U-Ming Marine Transport Corp.	2,000	3,231
Uni-President Enterprises Co.	29,000	50,876
Unimicron Technology Corp.	5,000	4,995
United Microelectronics Corp.	49,000	19,085
USI Corp.	4,000	3,156
Vanguard International Semiconductor Corp.	4,000	2,906
Walsin Lihwa Corp.[a]	14,000	4,718
Wan Hai Lines Ltd.[a]	6,000	3,272
Waterland Financial Holdings Co. Ltd.	12,000	4,052
Wei Chuan Foods Corp.	3,000	4,171
Win Semiconductors Corp.	3,000	3,475
Winbond Electronics Corp.[a]	23,000	4,456
Wintek Corp.[a]	8,000	3,834
Wistron Corp.	8,000	9,266
Wistron NeWeb Corp.	2,000	3,685
WPG Holdings Co. Ltd.	6,000	8,067
Yageo Corp.[a]	12,000	3,528
Yang Ming Marine Transport Corp.[a]	8,000	3,861
YFY Inc.	9,000	4,344
Yuanta Financial Holding Co. Ltd.	32,000	17,340
Yulon Motor Co. Ltd.	3,000	5,568
Yungtay Engineering Co. Ltd.	1,000	1,954
Zhen Ding Technology Holding Ltd.	1,000	2,455

		2,068,825
THAILAND — 0.62%
Advanced Information Service PCL NVDR	4,500	31,690
Bangchak Petroleum PCL NVDR	2,700	3,260
Bangkok Bank PCL NVDR	8,100	56,771
Bangkok Life Assurance PCL NVDR	1,800	4,210
Bank of Ayudhya PCL NVDR	21,000	23,415

74	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Banpu PCL NVDR	450	$5,855
BEC World PCL NVDR	3,500	8,509
BTS Group Holdings PCL NVDR	16,100	4,211
Bumrungrad Hospital PCL NVDR	1,500	3,911
Charoen Pokphand Foods PCL NVDR	12,000	14,286
CP All PCL NVDR	16,900	26,495
Delta Electronics (Thailand) PCL NVDR	3,800	4,524
Esso (Thailand) PCL NVDR	7,300	2,742
Glow Energy PCL NVDR	2,100	5,563
Hemaraj Land and Development PCL NVDR	27,500	3,357
Indorama Ventures PCL NVDR	5,700	5,018
IRPC PCL NVDR	43,300	6,389
Jasmine International PCL NVDR	15,100	3,038
Kasikornbank PCL NVDR	10,000	66,566
Kiatnakin Bank PCL NVDR	1,800	3,003
Krung Thai Bank PCL NVDR	13,500	10,367
Pruksa Real Estate PCL NVDR	4,200	4,225
PTT Exploration & Production PCL NVDR	5,261	29,287
PTT Global Chemical PCL NVDR	6,200	16,633
PTT PCL NVDR	4,700	53,746
Siam Cement PCL NVDR	1,500	22,334
Siam Commercial Bank PCL NVDR	7,300	43,820
Thai Airways International PCL NVDR[a]	4,200	3,254
Thai Oil PCL NVDR	3,200	7,914
Thai Tap Water Supply PCL NVDR	13,000	4,490
Thanachart Capital PCL NVDR	3,200	4,158
TISCO Financial Group PCL NVDR	2,000	3,471

		486,512
TURKEY — 0.45%
Akbank TAS	6,992	35,375
Anadolu Efes Biracilik ve Malt Sanayii AS	831	12,424
Arcelik AS	1,000	6,537
Aselsan Elektronik Sanayi ve TAS	671	3,113
Asya Katilim Bankasi ASa	3,712	4,706
BIM Birlesik Magazalar AS	409	19,821
Coca-Cola Icecek AS	269	6,545
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,986	5,279
Enka Insaat ve Sanayi AS	1,742	5,229
Eregli Demir ve Celik Fabrikalari TAS	4,593	6,528
Ford Otomotiv Sanayi AS	320	3,638
Haci Omer Sabanci Holding AS	3,342	19,283
Ihlas Holding ASa	4,310	2,916

Security	Shares	Value

KOC Holding AS	2,711	$14,148
Koza Altin Isletmeleri AS	166	4,086
Koza Anadolu Metal Madencilik Isletmeleri ASa	843	2,415
TAV Havalimanlari Holding ASa	926	5,764
Turk Hava Yollari AOa	2,342	8,707
Turk Telekomunikasyon AS	2,231	9,360
Turkcell Iletisim Hizmetleri ASa	2,996	18,649
Turkiye Garanti Bankasi AS	11,033	55,319
Turkiye Halk Bankasi AS	3,293	32,572
Turkiye Is Bankasi AS Class C	6,308	23,309
Turkiye Petrol Rafinerileri AS	520	14,337
Turkiye Sinai Kalkinma Bankasi AS	3,227	4,164
Turkiye Sise ve Cam Fabrikalari AS	2,221	3,876
Turkiye Vakiflar Bankasi TAO Class D	3,325	9,715
Ulker Biskuvi Sanayi AS	590	3,354
Yapi ve Kredi Bankasi ASa	3,766	11,047
Yazicilar Holding AS	342	3,393

		355,609
UNITED KINGDOM —15.26%
3i Group PLC	3,359	14,017
Abcam PLC	980	6,052
Aberdeen Asset Management PLC	2,744	17,506
Admiral Group PLC	695	13,476
Aegis Group PLC	2,891	10,767
Afren PLC[a]	3,913	8,896
African Barrick Gold PLC	455	2,567
African Minerals Ltd.[a]	1,066	5,180
Aggreko PLC	1,699	43,018
Alent PLC[a]	971	5,153
AMEC PLC	1,091	18,698
Amerisur Resources PLC[a]	4,302	3,069
Amlin PLC	1,623	9,871
Anglo American PLC	5,711	170,813
Anglo Pacific Group PLC	1,095	4,835
Antofagasta PLC	2,234	40,448
ARM Holdings PLC	5,624	76,950
Ashmore Group PLC	1,204	6,817
Ashtead Group PLC	1,776	12,784
ASOS PLC[a]	266	10,927
Associated British Foods PLC	1,116	30,946
AstraZeneca PLC	5,062	245,020
Avanti Communications Group PLC[a]	664	2,885

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

AVEVA Group PLC	258	$8,839
Aviva PLC	12,711	73,900
AZ Electronic Materials SA	1,310	7,747
Babcock International Group PLC	1,150	18,926
BAE Systems PLC	14,736	79,341
Balfour Beatty PLC	2,202	9,262
Barclays PLC	48,782	232,798
Barratt Developments PLC[a]	3,493	12,051
BBA Aviation PLC	2,248	7,912
Beazley PLC	2,612	7,599
Bellway PLC	479	8,430
Berendsen PLC	828	8,008
Berkeley Group Holdings PLC (The)[a]	436	12,650
Betfair Group PLC	387	4,083
BG Group PLC	14,518	257,797
BHP Billiton PLC	8,831	302,004
Big Yellow Group PLC	1,117	6,552
Bodycote PLC	917	6,717
Booker Group PLC	5,334	8,897
Bovis Homes Group PLC	719	6,823
Bowleven PLC[a]	2,130	2,347
BP PLC	75,931	561,896
Brewin Dolphin Holdings PLC	2,317	7,678
British American Tobacco PLC	7,823	407,190
British Land Co. PLC	2,456	21,884
British Sky Broadcasting Group PLC	6,085	78,868
Britvic PLC	1,111	7,905
BT Group PLC	32,278	127,221
BTG PLC[a]	1,378	7,253
Bunzl PLC	939	16,867
Burberry Group PLC	2,326	50,043
bwin.party digital entertainment PLC	2,641	4,656
Cable & Wireless Communications PLC	10,374	6,725
Cairn Energy PLC	2,204	10,029
Cape PLC	726	2,558
Capita PLC	2,227	27,787
Capital & Counties Properties PLC	2,170	8,326
Capital Shopping Centres Group PLC	1,628	9,194
Carillion PLC	1,663	8,052
Carnival PLC	1,296	52,622
Carpetright PLC[a]	316	3,407
Catlin Group Ltd.	1,192	9,874
Centamin PLC[a]	3,955	3,546

Security	Shares	Value

Centrica PLC	20,516	$113,910
Chemring Group PLC	897	4,033
Cineworld Group PLC	6,423	27,291
Close Brothers Group PLC	598	9,372
Cobham PLC	3,426	11,499
COLT Group SAa	1,566	2,627
Compass Group PLC	9,192	111,341
Computacenter PLC	543	3,890
Croda International PLC	440	16,910
CSR PLC	937	5,363
Daily Mail & General Trust PLC Class A NVS	1,050	9,988
Dairy Crest Group PLC	1,278	8,437
Darty PLC	4,085	3,902
De La Rue PLC	422	6,035
Debenhams PLC	4,653	7,473
Derwent London PLC	280	9,580
Devro PLC	1,037	5,606
Diageo PLC	9,945	295,952
Dialight PLC	253	4,464
Dignity PLC	402	7,444
Diploma PLC	691	6,102
Dixons Retail PLC[a]	14,715	6,416
Domino’s Pizza Group PLC	571	4,658
Drax Group PLC	1,274	11,978
DS Smith PLC	3,316	11,650
Dunelm Group PLC	361	4,350
easyJet PLC	536	7,912
Electrocomponents PLC	2,166	8,489
Elementis PLC	1,783	5,970
EnQuest PLC[a]	2,822	5,781
Enterprise Inns PLC[a]	3,052	4,379
Essar Energy PLC[a]	1,392	2,884
Eurasian Natural Resources Corp.	846	4,424
Euromoney Institutional Investor PLC	271	3,824
Evraz PLC	1,262	5,772
Experian PLC	5,904	101,187
F&C Asset Management PLC	2,854	4,774
Faroe Petroleum PLC[a]	1,703	3,618
Fenner PLC	938	5,635
Ferrexpo PLC	1,163	4,694
Fidessa Group PLC	251	6,124
Filtrona PLC	835	7,625
FirstGroup PLC	1,938	5,961

76	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Fresnillo PLC	627	$16,482
G4S PLC	4,850	21,323
Galliford Try PLC	469	6,112
Genus PLC	313	7,047
GKN PLC	11,895	45,412
GlaxoSmithKline PLC	20,364	466,695
Glencore International PLC	15,728	98,110
Go-Ahead Group PLC (The)	274	5,669
Grainger PLC	3,252	6,440
Great Portland Estates PLC	1,013	7,813
Greencore Group PLC	3,450	6,099
Greene King PLC	764	8,085
Greggs PLC	926	7,018
Gulf Keystone Petroleum Ltd.[a]	2,994	9,719
Halfords Group PLC	1,147	6,194
Halma PLC	1,499	10,942
Hammerson PLC	2,077	15,994
Hansteen Holdings PLC	5,348	7,139
Hargreaves Lansdown PLC	787	8,622
Hays PLC	5,775	8,149
Henderson Group PLC	4,260	10,469
Heritage Oil PLC[a]	984	3,108
Highland Gold Mining Ltd.	2,020	3,587
Hikma Pharmaceuticals PLC	547	6,994
Hill & Smith Holdings PLC	2,219	16,447
Hiscox Ltd.	1,207	9,071
Hochschild Mining PLC	650	4,357
Home Retail Group PLC	3,366	6,404
Homeserve PLC	1,223	4,498
Howden Joinery Group PLC	2,671	7,944
HSBC Holdings PLC	75,835	861,707
Hunting PLC	520	6,983
ICAP PLC	1,934	10,002
IG Group Holdings PLC	1,318	9,320
Imagination Technologies Group PLC[a]	849	6,872
IMI PLC	1,079	20,015
Imperial Tobacco Group PLC	3,890	144,625
Inchcape PLC	1,588	11,916
Informa PLC	2,111	16,032
Inmarsat PLC	1,560	15,953
InterContinental Hotels Group PLC	2,016	59,323
Intermediate Capital Group PLC	1,552	8,701
International Personal Finance PLC	1,085	6,939

Security	Shares	Value

Interserve PLC	969	$6,827
Intertek Group PLC	538	26,519
Invensys PLC	2,865	15,626
Investec PLC	1,850	13,548
ITE Group PLC	1,651	6,701
ITV PLC	12,741	23,190
J Sainsbury PLC	3,848	20,175
Jardine Lloyd Thompson Group PLC	471	5,862
JD Wetherspoon PLC	654	5,314
John Menzies PLC	449	4,940
John Wood Group PLC	1,151	14,708
Johnson Matthey PLC	676	24,275
Jupiter Fund Management PLC	1,295	6,681
Kazakhmys PLC	712	8,241
Kcom Group PLC	4,341	4,948
Keller Group PLC	503	5,861
Kentz Corp. Ltd.	532	3,539
Kier Group PLC	276	5,886
Kingfisher PLC	13,817	59,081
Ladbrokes PLC	3,036	10,204
Laird PLC	1,317	4,665
Lancashire Holdings Ltd.	616	7,999
Land Securities Group PLC	2,398	30,529
Legal & General Group PLC	25,543	61,718
Lloyds Banking Group PLC[a]	176,448	144,519
London Stock Exchange Group PLC	576	10,995
LondonMetric Property PLC	3,660	6,412
Lonmin PLC[a]	1,912	10,913
Majestic Wine PLC	753	5,086
Man Group PLC	6,775	9,501
Marks & Spencer Group PLC	9,537	57,412
Marston’s PLC	3,512	7,439
McBride PLC	2,448	5,181
Mears Group PLC	3,541	20,491
Meggitt PLC	2,434	16,787
Melrose Industries PLC	3,904	14,446
Michael Page International PLC	1,248	8,057
Micro Focus International PLC	590	5,711
Millennium & Copthorne Hotels PLC	543	4,683
Mitchells & Butlers PLC[a]	810	4,285
Mitie Group PLC	1,597	7,138
Mondi PLC	1,255	14,863
Moneysupermarket.com Group PLC	1,875	5,470

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Monitise PLC[a]	4,812	$2,575
Morgan Crucible Co. PLC (The)	1,365	6,016
Morgan Sindall Group PLC	598	5,395
N Brown Group PLC	885	5,175
National Express Group PLC	1,955	6,419
National Grid PLC	14,622	160,307
New World Resources PLC Class A	609	2,800
Next PLC	855	55,009
Northgate PLC	1,223	6,171
Ocado Group PLC[a,c]	2,377	3,987
Old Mutual PLC	21,563	64,067
Ophir Energy PLC[a]	810	6,569
Pace PLC	1,388	4,967
Paragon Group of Companies PLC	1,777	7,920
Pearson PLC	5,050	95,598
Pennon Group PLC	1,157	12,400
Persimmon PLC	1,034	13,812
Petra Diamonds Ltd.[a]	1,836	3,173
Petrofac Ltd.	897	23,295
Petropavlovsk PLC	736	4,062
Phoenix Group Holdings	506	5,134
Playtech Ltd.	657	4,822
Premier Farnell PLC	2,119	7,129
Premier Oil PLC[a]	1,866	11,056
Primary Health Properties PLC	4,313	24,207
Provident Financial PLC	470	10,760
Prudential PLC	10,233	155,425
PZ Cussons PLC	1,205	7,428
QinetiQ Group PLC	2,405	7,168
Quintain Estates and Development PLC[a]	4,957	4,814
Randgold Resources Ltd.	307	29,058
Rathbone Brothers PLC	319	6,802
Reckitt Benckiser Group PLC	2,616	174,279
Redrow PLC[a]	1,842	5,435
Reed Elsevier PLC	4,091	44,559
Regus PLC	2,938	5,506
Renishaw PLC	154	4,563
Rentokil Initial PLC	6,932	9,809
Resolution Ltd.	4,445	18,499
Restaurant Group PLC (The)	1,065	6,359
Rexam PLC	2,520	18,718
Rightmove PLC	377	10,018
Rio Tinto PLC	5,659	319,405

Security	Shares	Value

Rockhopper Exploration PLC[a]	1,309	$3,243
Rolls-Royce Holdings PLC	7,925	118,862
Rotork PLC	291	12,212
Royal Bank of Scotland Group PLC[a]	9,703	52,812
Royal Dutch Shell PLC Class A	14,733	523,462
Royal Dutch Shell PLC Class B	10,281	373,922
RPC Group PLC	898	6,122
RPS Group PLC	1,455	5,331
RSA Insurance Group PLC	10,294	21,494
SABMiller PLC	3,898	194,673
Sage Group PLC (The)	4,129	21,125
Salamander Energy PLC[a]	1,394	4,047
Savills PLC	866	6,796
Schroders PLC	354	10,860
SDL PLC	568	4,723
SEGRO PLC	2,493	9,810
Senior PLC	1,889	6,038
Serco Group PLC	1,667	14,655
Severn Trent PLC	761	19,570
Shaftesbury PLC	936	8,199
Shanks Group PLC	4,946	7,195
Shire PLC	2,609	87,403
SIG PLC	3,027	6,335
Sirius Minerals PLC[a]	7,866	3,617
Smith & Nephew PLC	3,060	35,246
Smiths Group PLC	1,289	25,076
SOCO International PLC[a]	881	5,350
Spectris PLC	435	15,269
Spirax-Sarco Engineering PLC	275	9,845
Spirent Communications PLC	3,146	7,985
Spirit Pub Co. PLC	4,262	4,527
Sportingbet PLC	4,567	4,000
Sports Direct International PLC[a]	611	3,823
SSE PLC	3,844	86,480
St James’s Place PLC	729	5,352
St. Modwen Properties PLC	1,274	4,787
Stagecoach Group PLC	1,508	7,318
Standard Chartered PLC	9,979	265,401
Standard Life PLC	9,208	50,453
SThree PLC	1,008	5,346
Stobart Group Ltd.	3,369	5,157
Synergy Health PLC	488	8,487
Synthomer PLC	1,430	4,494

78	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

TalkTalk Telecom Group PLC	1,682	$6,309
Tate & Lyle PLC	1,522	19,606
Taylor Wimpey PLC	11,407	12,868
Telecity Group PLC	772	10,367
Telecom plus PLC	352	5,405
Tesco PLC	33,589	189,743
Travis Perkins PLC	808	15,501
TUI Travel PLC	1,351	6,229
Tullett Prebon PLC	1,295	4,928
Tullow Oil PLC	3,849	69,445
UBM PLC	896	10,683
Ultra Electronics Holdings PLC	295	7,694
Unilever PLC	5,207	211,917
UNITE Group PLC	1,226	5,538
United Utilities Group PLC	2,168	25,161
Vectura Group PLC[a]	2,759	4,068
Vedanta Resources PLC	375	7,158
Vesuvius PLC	971	5,579
Victrex PLC	334	8,123
Vodafone Group PLC	199,416	544,118
W.S. Atkins PLC	545	7,167
Weir Group PLC (The)	736	23,151
WH Smith PLC	648	6,842
Whitbread PLC	567	23,103
William Hill PLC	2,203	13,416
Wm Morrison Supermarkets PLC	7,671	30,527
Wolseley PLC	1,429	66,722
Workspace Group PLC	4,220	21,791
WPP PLC	6,402	100,638
Xchanging PLC[a]	2,100	4,054
Xcite Energy Ltd.[a]	1,529	2,448
Xstrata PLC	8,430	157,911

		12,018,822

TOTAL COMMON STOCKS
(Cost: $70,373,185)		74,535,566

INVESTMENT COMPANIES — 3.06%

AUSTRALIA — 0.01%
Australian Infrastructure Fund	2,265	7,324

		7,324

Security	Shares	Value

CHILE — 0.43%
iShares MSCI Chile Capped Investable Market Index Fund[e]	5,008	$335,235

		335,235
INDIA — 1.46%
iShares S&P India Nifty 50 Index Fund[e]	44,258	1,149,823

		1,149,823
RUSSIA — 1.16%
iShares MSCI Russia Capped Index Fund[e]	37,521	915,137

		915,137

TOTAL INVESTMENT COMPANIES
(Cost: $2,281,118)		2,407,519

PREFERRED STOCKS — 1.89%

BRAZIL — 1.34%
AES Tiete SA	300	3,129
Banco Bradesco SA	8,600	158,235
Banco do Estado do Rio Grande do Sul SA Class B	600	5,143
Banco Panamericano SA	800	2,389
Bradespar SA	800	12,423
Braskem SA Class A	600	4,527
Centrais Eletricas Brasileiras SA Class B	600	3,813
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	300	14,161
Companhia de Bebidas das Americas	3,000	141,464
Companhia Energetica de Minas Gerais	1,700	18,460
Companhia Energetica de Sao Paulo Class B	600	5,960
Companhia Paranaense de Energia Class B	400	6,555
Contax Participacoes SA	300	4,074
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	400	2,745
Gerdau SA	4,500	39,521
GOL Linhas Aereas Inteligentes SA	500	3,642
Itau Unibanco Holding SA	9,500	164,048
Itausa — Investimentos Itau SA	12,700	64,356
Klabin SA	1,600	10,979
Lojas Americanas SA	3,500	31,266
Marcopolo SA	700	4,733
Metalurgica Gerdau SA	1,000	11,206
Oi SA	2,900	11,736
Petroleo Brasileiro SA	16,900	153,606

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Security	Shares	Value

Randon Implementos e Participacoes SA	600	$3,544
Telefonica Brasil SA	1,000	25,282
Usinas Siderurgicas de Minas Gerais SA Class A	1,400	7,277
Vale SA Class A	7,000	136,185

		1,050,459
COLOMBIA — 0.04%
Banco Davivienda SA	269	3,636
Bancolombia SA	1,103	19,369
Grupo Argos SA	186	2,378
Grupo Aval Acciones y Valores SA	3,895	2,753
Grupo de Inversiones Suramericana SA	162	3,504

		31,640
GERMANY — 0.40%
Bayerische Motoren Werke AG	149	10,196
Draegerwerk AG & Co. KGaA	42	5,150
Fuchs Petrolub AG	123	9,417
Henkel AG & Co. KGaA	724	63,909
Jungheinrich AG	88	4,061
Porsche Automobil Holding SE	659	57,339
ProSiebenSat.1 Media AG	325	11,113
RWE AG NVS	127	4,474
Sartorius AG	41	4,207
Volkswagen AG	589	145,630

		315,496
ITALY — 0.00%
Unipol Gruppo Finanziario SpA	1,242	2,881

		2,881
RUSSIA — 0.00%
Surgutneftegas OJSC SP ADR	301	2,336

		2,336
SOUTH KOREA — 0.11%
Hyundai Motor Co. Ltd.	77	4,893
Hyundai Motor Co. Ltd. Series 2	229	15,709
Samsung Electronics Co. Ltd.	85	66,194

		86,796
UNITED KINGDOM — 0.00%
Rexam PLC Class Ba	2,801	1,998

		1,998

TOTAL PREFERRED STOCKS
(Cost: $1,386,489)		1,491,606

Security	Shares	Value

RIGHTS — 0.01%

BRAZIL — 0.00%
Equatorial Energia SAa	28	$12

		12
GERMANY — 0.00%
Sky Deutschland AGa	1,458	2

		2
SPAIN — 0.01%
Banco Santander SAa	39,538	8,533

		8,533
UNITED KINGDOM — 0.00%
Phoenix Group Holdings[a]	98	218

		218

TOTAL RIGHTS
(Cost: $8,022)		8,765

SHORT-TERM INVESTMENTS — 0.42%

MONEY MARKET FUNDS — 0.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[e,f,g]	207,899	207,899
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[e,f,g]	14,550	14,550
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[e,f]	107,044	107,044

		329,493

TOTAL SHORT-TERM INVESTMENTS
(Cost: $329,493)		329,493

80	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2013

Value
TOTAL INVESTMENTS IN SECURITIES — 100.03%
(Cost: $74,378,307)	$78,772,949
Other Assets, Less Liabilities — (0.03)%	(25,785)

NET ASSETS — 100.00%	$78,747,164

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	81

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2013

	iShares Core MSCI EAFE ETF	iShares Core MSCI Total International Stock ETF

ASSETS
Investments, at cost:
Unaffiliated	$338,480,814	$71,774,728
Affiliated (Note 2)	1,625,958	2,603,579

Total cost of investments	$340,106,772	$74,378,307

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$356,188,050	$76,043,261
Affiliated (Note 2)	1,625,958	2,729,688

Total fair value of investments	357,814,008	78,772,949
Foreign currencies, at value[b]	549,483	117,426
Receivables:
Dividends and interest	222,561	82,516

Total Assets	358,586,052	78,972,891

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	1,446,043	222,449
Foreign taxes (Note 1)	—	10
Investment advisory fees (Note 2)	13,560	3,268

Total Liabilities	1,459,603	225,727

NET ASSETS	$357,126,449	$78,747,164

Net assets consist of:
Paid-in capital	$339,068,252	$74,294,507
Undistributed net investment income	354,758	49,718
Undistributed net realized gain	3,599	8,893
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	17,699,840	4,394,046

NET ASSETS	$357,126,449	$78,747,164

Shares outstanding[c]	6,800,000	1,500,000

Net asset value per share	$52.52	$52.50

[a]	Securities on loan with values of $1,375,151 and $210,749, respectively. See Note 5.
[b]	Cost of foreign currencies: $552,236 and $117,026, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

82	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Period ended January 31, 2013

	iShares Core MSCI EAFE ETF[a]	iShares Core MSCI Total International Stock ETF[a]

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$618,163	$283,438
Dividends — affiliated (Note 2)	—	2,101
Interest — affiliated (Note 2)	213	38
Securities lending income — affiliated (Note 2)	1,154	237

Total investment income	619,530	285,814

EXPENSES
Investment advisory fees (Note 2)	66,545	30,535

Total expenses	66,545	30,535
Less investment advisory fees waived (Note 2)	(40,637)	(18,612)

Net expenses	25,908	11,923

Net investment income	593,622	273,891

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,284	2,892
Foreign currency transactions	2,315	6,001

Net realized gain	3,599	8,893

Net change in unrealized appreciation/depreciation on:
Investments	17,707,236	4,394,642
Translation of assets and liabilities in foreign currencies	(7,396)	(596)

Net change in unrealized appreciation/depreciation	17,699,840	4,394,046

Net realized and unrealized gain	17,703,439	4,402,939

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,297,061	$4,676,830

[a]	For the period from October 18, 2012 (commencement of operations) to January 31, 2013.
[b]	Net of foreign withholding tax of $42,430 and $25,753, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	83

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core MSCI EAFE ETF	iShares Core MSCI Total International Stock ETF
	Period from October 18, 2012[a] to January 31, 2013 (Unaudited)	Period from October 18, 2012[a] to January 31, 2013 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$593,622	$273,891
Net realized gain	3,599	8,893
Net change in unrealized appreciation/depreciation	17,699,840	4,394,046

Net increase in net assets resulting from operations	18,297,061	4,676,830

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(238,864)	(224,173)

Total distributions to shareholders	(238,864)	(224,173)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	339,068,252	74,294,507

Net increase in net assets from capital share transactions	339,068,252	74,294,507

INCREASE IN NET ASSETS	357,126,449	78,747,164

NET ASSETS
Beginning of period	—	—

End of period	$357,126,449	$78,747,164

Undistributed net investment income included in net assets at end of period	$354,758	$49,718

SHARES ISSUED
Shares sold	6,800,000	1,500,000

Net increase in shares outstanding	6,800,000	1,500,000

[a]	Commencement of operations.

See notes to financial statements.

84	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Core MSCI EAFE ETF
Period from Oct. 18, 2012[a] to Jan. 31, 2013 (Unaudited)
Net asset value, beginning of period	$48.62

Income from investment operations:
Net investment income[b]	0.18
Net realized and unrealized gain[c]	3.89

Total from investment operations	4.07

Less distributions from:
Net investment income	(0.17)

Total distributions	(0.17)

Net asset value, end of period	$52.52

Total return	8.39%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$357,126
Ratio of expenses to average net assets[e]	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	0.14%
Ratio of net investment income to average net assets[e]	1.25%
Portfolio turnover rate[f]	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Core MSCI Total International Stock ETF
Period from Oct. 18, 2012[a] to Jan. 31, 2013 (Unaudited)
Net asset value, beginning of period	$49.15

Income from investment operations:
Net investment income[b]	0.21
Net realized and unrealized gain[c]	3.31

Total from investment operations	3.52

Less distributions from:
Net investment income	(0.17)

Total distributions	(0.17)

Net asset value, end of period	$52.50

Total return	7.18%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$78,747
Ratio of expenses to average net assets[e]	0.06%
Ratio of expenses to average net assets prior to waived fees[e]	0.16%
Ratio of net investment income to average net assets[e]	1.44%
Portfolio turnover rate[f]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

86	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Core ETF	Diversification Classification
MSCI EAFE[a]	Diversified
MSCI Total International Stock[a]	Non-diversified

[a]	The Fund commenced operations on October 18, 2012.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

88	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Core ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
MSCI EAFE
Assets:
Common Stocks	$353,892,968	$25,458	$—		$353,918,426
Investment Companies	56,233	—	—		56,233
Preferred Stocks	2,142,789	16,608	—		2,159,397
Rights	14	53,980	—		53,994
Short-Term Investments	1,625,958	—	—		1,625,958

	$357,717,962	$96,046	$—		$357,814,008

MSCI Total International Stock
Assets:
Common Stocks	$74,525,043	$10,523	$0	[a]	$74,535,566
Investment Companies	2,407,519	—	—		2,407,519
Preferred Stocks	1,489,608	1,998	—		1,491,606
Rights	14	8,751	—		8,765
Short-Term Investments	329,493	—	—		329,493

	$78,751,677	$21,272	$0	[a]	$78,772,949

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of January 31, 2013, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

90	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Core ETF	Investment Advisory Fee
MSCI EAFE	0.14%
MSCI Total International Stock	0.16

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Core MSCI Total International Stock ETF through October 31, 2013 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds. In association with this agreement, for the period ended January 31, 2013, BFA waived its investment advisory fees for the Fund in the amount of $4,216.

BFA has voluntarily waived a portion of its investment advisory fees for the iShares Core MSCI EAFE ETF and iShares Core MSCI Total International Stock ETF in the amount of $40,637 and $14,396, respectively.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the period ended January 31, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares Core ETF	Securities Lending Agent Fees
MSCI EAFE	$612
MSCI Total International Stock	127

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Core MSCI Total International Stock ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Core ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI Total International Stock
iShares MSCI Chile Capped Investable Market Index Fund	—	5,008	—	5,008	$335,235	$388	$—
iShares MSCI Russia Capped Index Fund	—	37,521	—	37,521	915,137	1,558	—
iShares S&P India Nifty Fifty 50 Index Fund	—	44,258	—	44,258	1,149,823	155	—

					$2,400,195	$2,101	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended January 31, 2013 were as follows:

iShares Core ETF	Purchases	Sales
MSCI EAFE	$136,613,444	$294,577
MSCI Total International Stock	74,663,076	598,825

In-kind transactions (see Note 4) for the period ended January 31, 2013 were as follows:

iShares Core ETF	In-kind Purchases	In-kind Sales
MSCI EAFE	$202,160,663	$—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

92	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of January 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of January 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Core ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI EAFE	$340,106,772	$20,005,350	$(2,298,114)	$17,707,236
MSCI Total International Stock	74,378,307	5,679,428	(1,284,786)	4,394,642

Management has reviewed the tax positions as of January 31, 2013, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

94	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed the Advisory Contract.

At a meeting held on September 6-7, 2012, the Board, including a majority of the Independent Trustees, approved the selection of BFA as investment adviser and approved the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including any proposed advisory fees, waivers/reimbursements, and gross and net total expenses of the Funds in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Funds’ applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included, in part, mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the proposed investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Funds supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock in December 2009. The Board acknowledged that additional resources to support iShares funds and their shareholders have been added or enhanced since then, including, in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Funds would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	95

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Funds and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Funds to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationships had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Funds’ launch and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two year term, any adjustments in the Funds’ fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fee rates at the low end of the market place, effectively giving shareholders of the Funds, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services to be provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund’s expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed. The Board further noted that the proposed advisory fee rates for the Funds were lower than that of certain iShares index funds that invest in the same asset classes, and acknowledged management’s assertion that the Funds’ advisory fee rates had been proposed for competitive reasons and were reflective of discounts to the full value of the services to be rendered by BFA to the Funds.

96	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Funds by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Funds’ securities lending agent, and its affiliates, in the event of any lending of the Funds’ securities. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	97

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Core ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI EAFE	$0.12543	$—	$0.04519	$0.17062	74%	—%	26%	100%
MSCI Total International Stock	0.11341	—	0.05903	0.17244	66	—	34	100

98	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-710-0113

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	March 27, 2013

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	March 27, 2013